UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2014

Item 1. Reports to Stockholders

Spartan®

500 Index

Fund -

Institutional Class

Fidelity Advantage® Institutional Class

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Investor Class	.095%
Actual		$ 1,000.00	$ 1,088.00	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.73	$ .48
Fidelity Advantage Class	.050%
Actual		$ 1,000.00	$ 1,088.20	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26
Institutional Class	.040%
Actual		$ 1,000.00	$ 1,088.20	$ .21
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .20
Fidelity Advantage Institutional Class	.020%
Actual		$ 1,000.00	$ 1,088.40	$ .11
HypotheticalA		$ 1,000.00	$ 1,025.10	$ .10

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.4	2.8
Exxon Mobil Corp.	2.4	2.5
Microsoft Corp.	1.9	1.7
Johnson & Johnson	1.6	1.6
General Electric Co.	1.4	1.5
Berkshire Hathaway, Inc. Class B	1.4	1.2
Wells Fargo & Co.	1.4	1.3
Chevron Corp.	1.4	1.3
JPMorgan Chase & Co.	1.2	1.3
Procter & Gamble Co.	1.2	1.3
	17.3
Market Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.0	18.6
Financials	15.8	15.7
Health Care	13.4	13.5
Consumer Discretionary	11.7	12.4
Energy	10.2	9.9
Industrials	10.1	10.6
Consumer Staples	9.2	9.4
Materials	3.4	3.5
Utilities	3.0	2.9
Telecommunication Services	2.4	2.5

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.4%
BorgWarner, Inc.	991,437	$ 61,657
Delphi Automotive PLC	1,198,344	83,381
Johnson Controls, Inc.	2,880,171	140,581
The Goodyear Tire & Rubber Co.	1,197,007	31,086
		316,705
Automobiles - 0.7%
Ford Motor Co.	17,147,939	298,546
General Motors Co.	5,702,808	198,458
Harley-Davidson, Inc.	946,960	60,189
		557,193
Distributors - 0.1%
Genuine Parts Co.	666,116	58,445
Diversified Consumer Services - 0.1%
Graham Holdings Co.	19,567	14,065
H&R Block, Inc.	1,189,163	39,873
		53,938
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp. unit	1,901,767	72,039
Chipotle Mexican Grill, Inc. (a)	134,794	91,478
Darden Restaurants, Inc. (d)	572,259	27,079
Marriott International, Inc. Class A	952,198	66,083
McDonald's Corp.	4,286,346	401,716
Starbucks Corp.	3,264,573	254,016
Starwood Hotels & Resorts Worldwide, Inc.	832,610	70,389
Wyndham Worldwide Corp.	552,073	44,685
Wynn Resorts Ltd.	351,287	67,756
Yum! Brands, Inc.	1,914,077	138,637
		1,233,878
Household Durables - 0.4%
D.R. Horton, Inc.	1,390,893	30,155
Garmin Ltd. (d)	532,128	28,911
Harman International Industries, Inc.	295,321	33,986
Leggett & Platt, Inc. (d)	601,314	21,100
Lennar Corp. Class A (d)	762,368	29,870
Mohawk Industries, Inc. (a)	265,296	38,739
Newell Rubbermaid, Inc.	1,199,930	40,222
PulteGroup, Inc. (d)	1,477,847	28,404
Whirlpool Corp.	337,134	51,588
		302,975
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	1,616,395	$ 548,023
Expedia, Inc.	444,804	38,209
Netflix, Inc. (a)	259,969	124,172
priceline.com, Inc. (a)	227,375	282,925
TripAdvisor, Inc. (a)(d)	482,528	47,814
		1,041,143
Leisure Products - 0.1%
Hasbro, Inc. (d)	501,016	26,381
Mattel, Inc.	1,471,192	50,741
		77,122
Media - 3.5%
Cablevision Systems Corp. - NY Group Class A (d)	938,768	17,377
CBS Corp. Class B	2,113,455	125,307
Comcast Corp. Class A (d)	11,274,246	617,039
DIRECTV (a)	2,031,931	175,660
Discovery Communications, Inc.:
Class A (a)	945,581	41,341
Class C (non-vtg.) (a)	945,581	40,632
Gannett Co., Inc.	983,500	33,203
Interpublic Group of Companies, Inc.	1,837,208	35,881
News Corp. Class A (a)	2,159,440	38,060
Omnicom Group, Inc. (d)	1,120,749	80,705
Scripps Networks Interactive, Inc. Class A	464,844	37,053
The Walt Disney Co. (d)	6,984,554	627,772
Time Warner Cable, Inc.	1,208,222	178,732
Time Warner, Inc.	3,825,285	294,662
Twenty-First Century Fox, Inc. Class A	8,303,106	294,096
Viacom, Inc. Class B (non-vtg.)	1,696,196	137,646
		2,775,166
Multiline Retail - 0.6%
Dollar General Corp. (a)	1,315,300	84,166
Dollar Tree, Inc. (a)	896,868	48,095
Family Dollar Stores, Inc. (d)	414,633	33,100
Kohl's Corp.	845,071	49,682
Macy's, Inc.	1,563,041	97,362
Nordstrom, Inc.	609,626	42,217
Target Corp. (d)	2,747,199	165,024
		519,646
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.1%
AutoNation, Inc. (a)(d)	274,415	$ 14,887
AutoZone, Inc. (a)(d)	144,087	77,640
Bed Bath & Beyond, Inc. (a)(d)	884,731	56,853
Best Buy Co., Inc.	1,194,966	38,107
CarMax, Inc. (a)(d)	955,951	50,092
GameStop Corp. Class A (d)	496,937	20,971
Gap, Inc.	1,127,628	52,040
Home Depot, Inc.	5,932,856	554,722
L Brands, Inc.	1,063,468	67,902
Lowe's Companies, Inc.	4,324,936	227,102
O'Reilly Automotive, Inc. (a)	460,019	71,754
PetSmart, Inc.	430,228	30,791
Ross Stores, Inc.	921,149	69,473
Staples, Inc. (d)	2,804,112	32,752
Tiffany & Co., Inc. (d)	481,263	48,579
TJX Companies, Inc.	3,036,956	181,033
Tractor Supply Co.	600,586	40,209
Urban Outfitters, Inc. (a)(d)	442,052	17,589
		1,652,496
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	1,188,968	43,790
Fossil Group, Inc. (a)	206,556	20,922
Michael Kors Holdings Ltd. (a)	779,613	62,463
NIKE, Inc. Class B	3,198,817	251,267
PVH Corp.	356,792	41,652
Ralph Lauren Corp.	253,952	42,969
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	702,381	48,015
VF Corp.	1,492,896	95,724
		606,802
TOTAL CONSUMER DISCRETIONARY		9,195,509
CONSUMER STAPLES - 9.2%
Beverages - 2.1%
Brown-Forman Corp. Class B (non-vtg.)	702,948	65,135
Coca-Cola Enterprises, Inc.	1,014,014	48,450
Constellation Brands, Inc. Class A (sub. vtg.) (a)	731,918	63,743
Dr. Pepper Snapple Group, Inc.	851,604	53,583
Molson Coors Brewing Co. Class B	689,051	50,955
Monster Beverage Corp. (a)	586,879	51,886
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	6,574,475	$ 608,073
The Coca-Cola Co.	16,391,638	683,859
		1,625,684
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	1,900,704	230,137
CVS Caremark Corp.	5,070,455	402,848
Kroger Co.	2,209,715	112,651
Safeway, Inc.	998,714	34,735
Sysco Corp. (d)	2,535,028	95,900
Wal-Mart Stores, Inc. (d)	6,989,704	527,723
Walgreen Co.	3,807,447	230,427
Whole Foods Market, Inc. (d)	1,594,008	62,389
		1,696,810
Food Products - 1.6%
Archer Daniels Midland Co.	2,838,146	141,510
Campbell Soup Co. (d)	775,948	34,778
ConAgra Foods, Inc. (d)	1,826,362	58,809
General Mills, Inc.	2,664,791	142,247
Hormel Foods Corp.	583,868	29,590
Kellogg Co.	1,105,488	71,824
Keurig Green Mountain, Inc.	550,459	73,387
Kraft Foods Group, Inc.	2,581,573	152,055
McCormick & Co., Inc. (non-vtg.) (d)	565,927	39,439
Mead Johnson Nutrition Co. Class A	876,427	83,786
Mondelez International, Inc.	7,335,171	265,460
The Hershey Co.	647,054	59,154
The J.M. Smucker Co.	449,655	46,135
Tyson Foods, Inc. Class A	1,275,208	48,534
		1,246,708
Household Products - 1.8%
Clorox Co. (d)	557,627	49,406
Colgate-Palmolive Co.	3,771,158	244,107
Kimberly-Clark Corp.	1,633,983	176,470
Procter & Gamble Co.	11,734,600	975,263
		1,445,246
Personal Products - 0.1%
Avon Products, Inc.	1,884,012	26,452
Estee Lauder Companies, Inc. Class A	1,095,624	84,177
		110,629
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.4%
Altria Group, Inc.	8,614,438	$ 371,110
Lorillard, Inc.	1,572,178	93,859
Philip Morris International, Inc.	6,820,900	583,733
Reynolds American, Inc.	1,349,355	78,897
		1,127,599
TOTAL CONSUMER STAPLES		7,252,676
ENERGY - 10.2%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	1,890,647	130,719
Cameron International Corp. (a)	885,477	65,818
Diamond Offshore Drilling, Inc. (d)	297,359	13,066
Ensco PLC Class A	1,013,510	51,162
FMC Technologies, Inc. (a)	1,019,898	63,070
Halliburton Co.	3,662,324	247,610
Helmerich & Payne, Inc.	468,971	49,265
Nabors Industries Ltd.	1,135,102	30,886
National Oilwell Varco, Inc.	1,860,599	160,812
Noble Corp.	1,102,501	31,377
Schlumberger Ltd.	5,647,055	619,143
Transocean Ltd. (United States) (d)	1,475,601	57,032
		1,519,960
Oil, Gas & Consumable Fuels - 8.3%
Anadarko Petroleum Corp.	2,190,206	246,814
Apache Corp.	1,672,638	170,325
Cabot Oil & Gas Corp. (d)	1,809,613	60,694
Chesapeake Energy Corp.	2,195,699	59,723
Chevron Corp.	8,255,322	1,068,651
Cimarex Energy Co.	377,425	54,787
ConocoPhillips Co.	5,324,036	432,418
CONSOL Energy, Inc.	997,014	40,160
Denbury Resources, Inc.	1,525,109	26,262
Devon Energy Corp.	1,662,757	125,405
EOG Resources, Inc.	2,369,965	260,412
EQT Corp.	658,080	65,189
Exxon Mobil Corp.	18,622,882	1,852,232
Hess Corp.	1,144,573	115,716
Kinder Morgan Holding Co. LLC (d)	2,897,435	116,651
Marathon Oil Corp.	2,931,863	122,229
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.	1,251,675	$ 113,915
Murphy Oil Corp. (d)	731,495	45,696
Newfield Exploration Co. (a)(d)	591,249	26,500
Noble Energy, Inc.	1,557,923	112,389
Occidental Petroleum Corp.	3,406,875	353,395
ONEOK, Inc.	901,440	63,281
Peabody Energy Corp. (d)	1,176,596	18,684
Phillips 66 Co.	2,453,834	213,533
Pioneer Natural Resources Co.	620,334	129,433
QEP Resources, Inc.	780,888	27,776
Range Resources Corp.	731,394	57,480
Southwestern Energy Co. (a)	1,531,128	63,052
Spectra Energy Corp.	2,908,476	121,167
Tesoro Corp.	560,823	36,308
The Williams Companies, Inc.	3,202,638	190,365
Valero Energy Corp.	2,314,101	125,285
		6,515,927
TOTAL ENERGY		8,035,887
FINANCIALS - 15.8%
Banks - 5.8%
Bank of America Corp.	45,601,956	733,735
BB&T Corp.	3,115,817	116,313
Citigroup, Inc.	13,173,585	680,416
Comerica, Inc.	787,843	39,660
Fifth Third Bancorp	3,688,315	75,260
Huntington Bancshares, Inc.	3,589,697	35,341
JPMorgan Chase & Co.	16,412,694	975,735
KeyCorp	3,830,502	52,133
M&T Bank Corp. (d)	570,212	70,495
PNC Financial Services Group, Inc.	2,316,291	196,306
Regions Financial Corp.	5,980,169	60,699
SunTrust Banks, Inc.	2,310,714	87,992
U.S. Bancorp	7,871,535	332,808
Wells Fargo & Co.	20,785,355	1,069,199
Zions Bancorporation	878,209	25,591
		4,551,683
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (a)	239,731	50,619
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Ameriprise Financial, Inc.	823,429	$ 103,554
Bank of New York Mellon Corp.	4,945,314	193,757
BlackRock, Inc. Class A	542,565	179,334
Charles Schwab Corp.	5,078,242	144,781
E*TRADE Financial Corp. (a)	1,250,551	27,837
Franklin Resources, Inc.	1,742,096	98,463
Goldman Sachs Group, Inc.	1,803,467	323,019
Invesco Ltd.	1,876,341	76,630
Legg Mason, Inc. (d)	445,742	21,984
Morgan Stanley	6,069,555	208,246
Northern Trust Corp.	963,987	66,852
State Street Corp.	1,868,115	134,560
T. Rowe Price Group, Inc.	1,139,366	92,283
		1,721,919
Consumer Finance - 0.9%
American Express Co.	3,948,021	353,545
Capital One Financial Corp.	2,478,700	203,402
Discover Financial Services	2,022,033	126,114
Navient Corp.	1,833,239	32,888
		715,949
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B (a)	7,808,007	1,071,649
CME Group, Inc.	1,368,824	104,783
IntercontinentalExchange Group, Inc.	499,118	94,333
Leucadia National Corp.	1,374,551	34,268
McGraw Hill Financial, Inc.	1,180,416	95,767
Moody's Corp.	815,520	76,308
The NASDAQ OMX Group, Inc.	510,685	22,199
		1,499,307
Insurance - 2.8%
ACE Ltd.	1,464,461	155,716
AFLAC, Inc.	1,969,430	120,608
Allstate Corp.	1,882,035	115,726
American International Group, Inc.	6,273,503	351,693
Aon PLC	1,285,773	112,068
Assurant, Inc.	310,685	20,738
Cincinnati Financial Corp.	638,217	30,692
Genworth Financial, Inc. Class A (a)	2,152,160	30,539
Hartford Financial Services Group, Inc.	1,950,123	72,252
Lincoln National Corp.	1,143,754	62,952
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Loews Corp.	1,324,108	$ 57,916
Marsh & McLennan Companies, Inc.	2,383,386	126,558
MetLife, Inc.	4,881,149	267,194
Principal Financial Group, Inc.	1,186,638	64,423
Progressive Corp.	2,361,897	59,095
Prudential Financial, Inc.	2,003,498	179,714
The Chubb Corp.	1,060,232	97,488
The Travelers Companies, Inc.	1,506,839	142,713
Torchmark Corp. (d)	571,198	31,159
Unum Group	1,116,278	40,487
XL Group PLC Class A	1,177,376	40,243
		2,179,974
Real Estate Investment Trusts - 2.2%
American Tower Corp.	1,716,183	169,216
Apartment Investment & Management Co. Class A	633,574	21,713
AvalonBay Communities, Inc. (d)	528,335	81,416
Boston Properties, Inc.	663,673	80,583
Crown Castle International Corp.	1,447,527	115,093
Equity Residential (SBI)	1,456,515	96,815
Essex Property Trust, Inc.	271,097	52,444
General Growth Properties, Inc.	2,261,099	55,555
HCP, Inc.	1,987,011	86,097
Health Care REIT, Inc. (d)	1,324,642	89,519
Host Hotels & Resorts, Inc.	3,282,519	74,907
Kimco Realty Corp.	1,780,572	41,826
Plum Creek Timber Co., Inc.	767,995	31,204
Prologis, Inc.	2,166,934	88,714
Public Storage	628,516	110,103
Simon Property Group, Inc.	1,347,197	229,064
The Macerich Co.	610,126	39,835
Ventas, Inc.	1,276,414	83,963
Vornado Realty Trust	755,836	80,020
Weyerhaeuser Co.	2,283,050	77,510
		1,705,597
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	1,209,496	38,438
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	2,063,633	$ 20,368
People's United Financial, Inc. (d)	1,345,037	20,108
		40,476
TOTAL FINANCIALS		12,453,343
HEALTH CARE - 13.4%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	857,757	145,210
Amgen, Inc.	3,282,883	457,568
Biogen Idec, Inc. (a)	1,028,637	352,864
Celgene Corp. (a)	3,472,877	329,993
Gilead Sciences, Inc. (a)	6,659,601	716,440
Regeneron Pharmaceuticals, Inc. (a)(d)	345,608	121,143
Vertex Pharmaceuticals, Inc. (a)(d)	1,024,274	95,841
		2,219,059
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	6,513,272	275,121
Baxter International, Inc.	2,353,026	176,430
Becton, Dickinson & Co.	837,844	98,170
Boston Scientific Corp. (a)	5,735,884	72,731
C.R. Bard, Inc. (d)	330,695	49,088
CareFusion Corp. (a)	899,024	41,274
Covidien PLC	1,955,258	169,775
DENTSPLY International, Inc.	614,892	29,333
Edwards Lifesciences Corp. (a)	457,483	45,410
Intuitive Surgical, Inc. (a)	155,909	73,279
Medtronic, Inc.	4,332,235	276,613
St. Jude Medical, Inc.	1,232,564	80,844
Stryker Corp.	1,282,296	106,828
Varian Medical Systems, Inc. (a)(d)	450,796	38,327
Zimmer Holdings, Inc.	727,759	72,274
		1,605,497
Health Care Providers & Services - 2.1%
Aetna, Inc.	1,549,891	127,293
AmerisourceBergen Corp.	979,373	75,794
Cardinal Health, Inc. (d)	1,475,308	108,730
Cigna Corp.	1,165,026	110,211
DaVita HealthCare Partners, Inc. (a)	770,982	57,577
Express Scripts Holding Co. (a)	3,352,086	247,820
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc.	671,233	$ 86,415
Laboratory Corp. of America Holdings (a)(d)	367,741	39,433
McKesson Corp.	999,914	195,013
Patterson Companies, Inc.	356,026	14,337
Quest Diagnostics, Inc. (d)	626,570	39,605
Tenet Healthcare Corp. (a)(d)	423,480	25,909
UnitedHealth Group, Inc.	4,249,242	368,324
WellPoint, Inc.	1,212,819	141,306
		1,637,767
Health Care Technology - 0.1%
Cerner Corp. (a)	1,280,590	73,839
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,445,212	82,608
PerkinElmer, Inc.	490,987	22,021
Thermo Fisher Scientific, Inc.	1,730,024	207,966
Waters Corp. (a)	367,690	38,030
		350,625
Pharmaceuticals - 5.9%
AbbVie, Inc. (d)	6,895,442	381,180
Actavis PLC (a)	1,147,316	260,418
Allergan, Inc. (d)	1,290,378	211,209
Bristol-Myers Squibb Co.	7,186,469	363,995
Eli Lilly & Co.	4,272,034	271,530
Hospira, Inc. (a)	724,832	38,952
Johnson & Johnson	12,268,606	1,272,623
Mallinckrodt PLC (a)(d)	490,777	39,993
Merck & Co., Inc.	12,673,105	761,780
Mylan, Inc. (a)	1,620,713	78,767
Perrigo Co. PLC	580,234	86,304
Pfizer, Inc.	27,661,794	812,980
Zoetis, Inc. Class A	2,172,707	77,001
		4,656,732
TOTAL HEALTH CARE		10,543,519
INDUSTRIALS - 10.1%
Aerospace & Defense - 2.5%
General Dynamics Corp.	1,412,500	174,091
Honeywell International, Inc.	3,396,059	323,407
L-3 Communications Holdings, Inc.	373,952	41,116
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	1,156,117	$ 201,164
Northrop Grumman Corp.	928,614	118,138
Precision Castparts Corp.	627,776	153,215
Raytheon Co.	1,356,728	130,707
Rockwell Collins, Inc.	587,602	45,234
Textron, Inc.	1,210,503	45,999
The Boeing Co.	2,909,353	368,906
United Technologies Corp.	3,657,436	394,930
		1,996,907
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	643,677	43,937
Expeditors International of Washington, Inc.	855,927	35,350
FedEx Corp.	1,204,636	178,142
United Parcel Service, Inc. Class B	3,056,667	297,505
		554,934
Airlines - 0.3%
Delta Air Lines, Inc.	3,677,099	145,540
Southwest Airlines Co.	3,000,230	96,037
		241,577
Building Products - 0.1%
Allegion PLC (d)	389,303	20,022
Masco Corp.	1,546,189	36,289
		56,311
Commercial Services & Supplies - 0.5%
ADT Corp. (d)	755,630	27,853
Cintas Corp. (d)	437,830	28,958
Iron Mountain, Inc. (d)	740,864	26,656
Pitney Bowes, Inc.	878,764	23,779
Republic Services, Inc.	1,159,020	45,584
Stericycle, Inc. (a)(d)	367,269	43,650
Tyco International Ltd.	2,000,363	89,256
Waste Management, Inc.	1,876,126	88,122
		373,858
Construction & Engineering - 0.1%
Fluor Corp.	690,131	50,994
Jacobs Engineering Group, Inc. (a)	573,573	30,921
Quanta Services, Inc. (a)	944,766	34,333
		116,248
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.6%
AMETEK, Inc.	1,063,770	$ 56,316
Eaton Corp. PLC	2,067,246	144,314
Emerson Electric Co.	3,043,166	194,823
Rockwell Automation, Inc.	600,381	70,010
		465,463
Industrial Conglomerates - 2.3%
3M Co.	2,695,460	388,146
Danaher Corp.	2,608,873	199,866
General Electric Co.	43,486,162	1,129,770
Roper Industries, Inc.	432,733	65,152
		1,782,934
Machinery - 1.6%
Caterpillar, Inc. (d)	2,707,038	295,257
Cummins, Inc.	741,619	107,616
Deere & Co. (d)	1,577,616	132,662
Dover Corp.	721,992	63,441
Flowserve Corp.	595,550	45,196
Illinois Tool Works, Inc.	1,646,074	145,200
Ingersoll-Rand PLC	1,088,523	65,529
Joy Global, Inc.	433,272	27,361
PACCAR, Inc.	1,538,170	96,612
Pall Corp.	475,641	40,130
Parker Hannifin Corp.	645,872	74,598
Pentair Plc	844,340	57,474
Snap-On, Inc.	252,557	31,557
Stanley Black & Decker, Inc.	676,770	61,924
Xylem, Inc.	796,967	29,695
		1,274,252
Professional Services - 0.2%
Dun & Bradstreet Corp.	160,522	18,842
Equifax, Inc.	529,192	41,679
Nielsen Holdings B.V.	1,314,544	61,770
Robert Half International, Inc.	596,215	29,936
		152,227
Road & Rail - 1.0%
CSX Corp.	4,355,496	134,628
Kansas City Southern	478,432	55,192
Norfolk Southern Corp.	1,342,804	143,680
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Ryder System, Inc.	230,637	$ 20,836
Union Pacific Corp.	3,928,170	413,518
		767,854
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,184,025	53,613
W.W. Grainger, Inc.	264,113	65,025
		118,638
TOTAL INDUSTRIALS		7,901,203
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 1.6%
Cisco Systems, Inc.	22,214,933	555,151
F5 Networks, Inc. (a)(d)	328,387	40,782
Harris Corp.	461,841	32,971
Juniper Networks, Inc.	2,054,505	47,644
Motorola Solutions, Inc.	981,130	58,279
QUALCOMM, Inc.	7,319,594	557,021
		1,291,848
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	681,440	70,195
Corning, Inc.	5,674,306	118,366
FLIR Systems, Inc.	614,158	20,752
Jabil Circuit, Inc.	802,166	17,311
TE Connectivity Ltd.	1,772,471	111,098
		337,722
Internet Software & Services - 3.1%
Akamai Technologies, Inc. (a)(d)	771,914	46,639
eBay, Inc. (a)	4,946,336	274,522
Facebook, Inc. Class A (a)	7,456,536	557,898
Google, Inc.:
Class A (a)	1,228,497	715,428
Class C (a)	1,228,497	702,209
VeriSign, Inc. (a)(d)	535,840	30,583
Yahoo!, Inc. (a)	4,060,472	156,369
		2,483,648
IT Services - 3.3%
Accenture PLC Class A (d)	2,745,352	222,538
Alliance Data Systems Corp. (a)	235,078	62,211
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Automatic Data Processing, Inc.	2,090,671	$ 174,529
Cognizant Technology Solutions Corp. Class A (a)	2,638,606	120,663
Computer Sciences Corp.	628,239	37,562
Fidelity National Information Services, Inc.	1,248,054	70,827
Fiserv, Inc. (a)	1,080,796	69,679
IBM Corp.	4,126,044	793,438
MasterCard, Inc. Class A	4,357,488	330,341
Paychex, Inc. (d)	1,403,870	58,471
Teradata Corp. (a)(d)	683,878	31,233
The Western Union Co.	2,337,085	40,829
Total System Services, Inc.	720,263	22,659
Visa, Inc. Class A	2,180,007	463,295
Xerox Corp.	4,737,248	65,421
		2,563,696
Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	1,358,458	48,008
Analog Devices, Inc.	1,362,313	69,641
Applied Materials, Inc.	5,279,352	121,979
Avago Technologies Ltd.	1,091,590	89,609
Broadcom Corp. Class A	2,410,052	94,908
First Solar, Inc. (a)(d)	308,282	21,481
Intel Corp.	21,587,474	753,835
KLA-Tencor Corp.	719,122	54,955
Lam Research Corp.	703,089	50,559
Linear Technology Corp.	1,025,839	46,276
Microchip Technology, Inc. (d)	868,577	42,413
Micron Technology, Inc. (a)	4,641,780	151,322
NVIDIA Corp.	2,419,662	47,062
Texas Instruments, Inc.	4,680,688	225,516
Xilinx, Inc.	1,165,646	49,249
		1,866,813
Software - 3.6%
Adobe Systems, Inc. (a)	2,007,352	144,329
Autodesk, Inc. (a)	988,162	53,005
CA Technologies, Inc.	1,383,010	39,056
Citrix Systems, Inc. (a)(d)	710,605	49,927
Electronic Arts, Inc. (a)(d)	1,364,027	51,615
Intuit, Inc.	1,231,098	102,403
Microsoft Corp.	32,597,932	1,480,924
Oracle Corp.	14,888,949	618,338
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Red Hat, Inc. (a)	821,104	$ 50,022
salesforce.com, Inc. (a)(d)	2,449,645	144,750
Symantec Corp.	2,999,584	72,830
		2,807,199
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	26,148,108	2,680,183
EMC Corp.	8,878,272	262,175
Hewlett-Packard Co.	8,115,259	308,380
NetApp, Inc.	1,436,599	60,567
SanDisk Corp.	980,981	96,097
Seagate Technology LLC (d)	1,416,148	88,623
Western Digital Corp.	907,261	93,457
		3,589,482
TOTAL INFORMATION TECHNOLOGY		14,940,408
MATERIALS - 3.4%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	920,552	122,627
Airgas, Inc.	289,963	32,006
CF Industries Holdings, Inc.	225,819	58,187
E.I. du Pont de Nemours & Co.	3,982,486	263,282
Eastman Chemical Co.	651,536	53,732
Ecolab, Inc.	1,171,653	134,529
FMC Corp.	577,472	38,194
International Flavors & Fragrances, Inc.	352,520	35,813
LyondellBasell Industries NV Class A	1,806,457	206,568
Monsanto Co. (d)	2,273,106	262,885
PPG Industries, Inc.	599,575	123,429
Praxair, Inc.	1,270,335	167,113
Sherwin-Williams Co.	367,326	80,117
Sigma Aldrich Corp.	515,368	53,598
The Dow Chemical Co.	5,221,489	279,611
The Mosaic Co.	1,402,808	66,998
		1,978,689
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	263,417	34,497
Vulcan Materials Co.	567,233	35,951
		70,448
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Avery Dennison Corp.	412,864	$ 19,871
Ball Corp.	604,571	38,753
Bemis Co., Inc.	437,357	17,818
MeadWestvaco Corp.	727,960	31,302
Owens-Illinois, Inc. (a)	715,856	22,041
Sealed Air Corp.	842,742	30,423
		160,208
Metals & Mining - 0.5%
Alcoa, Inc.	5,083,699	84,440
Allegheny Technologies, Inc.	470,835	19,855
Freeport-McMoRan Copper & Gold, Inc.	4,504,461	163,827
Newmont Mining Corp.	2,161,908	58,566
Nucor Corp.	1,381,048	75,019
		401,707
Paper & Forest Products - 0.1%
International Paper Co.	1,878,548	91,016
TOTAL MATERIALS		2,702,068
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	22,506,828	786,839
CenturyLink, Inc.	2,483,761	101,809
Frontier Communications Corp. (d)	4,346,472	29,556
Verizon Communications, Inc.	17,958,407	894,688
Windstream Holdings, Inc. (d)	2,613,480	29,532
		1,842,424
UTILITIES - 3.0%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	2,116,609	113,662
Duke Energy Corp.	3,066,986	226,926
Edison International	1,412,905	83,559
Entergy Corp.	777,904	60,218
Exelon Corp. (d)	3,723,913	124,453
FirstEnergy Corp. (d)	1,820,968	62,350
NextEra Energy, Inc.	1,891,262	186,195
Northeast Utilities	1,370,293	62,883
Pepco Holdings, Inc.	1,088,589	30,002
Pinnacle West Capital Corp.	478,571	27,255
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	2,881,140	$ 99,774
Southern Co.	3,863,069	171,520
Xcel Energy, Inc.	2,176,831	69,767
		1,318,564
Gas Utilities - 0.1%
AGL Resources, Inc.	517,171	27,570
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	1,462,471	45,015
The AES Corp.	2,862,374	43,451
		88,466
Multi-Utilities - 1.1%
Ameren Corp.	1,052,205	42,078
CenterPoint Energy, Inc.	1,863,635	46,293
CMS Energy Corp.	1,168,664	35,691
Consolidated Edison, Inc. (d)	1,270,157	73,529
Dominion Resources, Inc.	2,522,187	177,108
DTE Energy Co.	767,648	60,068
Integrys Energy Group, Inc.	346,765	23,542
NiSource, Inc.	1,365,488	54,169
PG&E Corp.	2,015,450	93,678
Public Service Enterprise Group, Inc.	2,193,995	82,033
SCANA Corp.	614,020	31,892
Sempra Energy	988,702	104,773
TECO Energy, Inc.	1,011,751	18,313
Wisconsin Energy Corp. (d)	977,980	44,332
		887,499
TOTAL UTILITIES		2,322,099
TOTAL COMMON STOCKS (Cost $42,950,138)		77,189,136
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.07% 9/18/14 to 3/5/15 (e) (Cost $46,391)	$ 46,400	46,394
Money Market Funds - 4.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	1,196,190,410	$ 1,196,190
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	2,137,508,032	2,137,508
TOTAL MONEY MARKET FUNDS (Cost $3,333,698)		3,333,698
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $46,330,227)		80,569,228
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(1,945,696)
NET ASSETS - 100%		$ 78,623,532
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
481 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2014	$ 48,134	$ 1,496
2,771 CME S&P 500 Index Contracts (United States)	Sept. 2014	1,386,470	32,721
TOTAL EQUITY INDEX CONTRACTS		$ 1,434,604	$ 34,217
The face value of futures purchased as a percentage of net assets is 1.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $46,394,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 486
Fidelity Securities Lending Cash Central Fund	3,165
Total	$ 3,651
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,195,509	$ 9,195,509	$ -	$ -
Consumer Staples	7,252,676	7,252,676	-	-
Energy	8,035,887	8,035,887	-	-
Financials	12,453,343	12,453,343	-	-
Health Care	10,543,519	10,543,519	-	-
Industrials	7,901,203	7,901,203	-	-
Information Technology	14,940,408	14,940,408	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 2,702,068	$ 2,702,068	$ -	$ -
Telecommunication Services	1,842,424	1,842,424	-	-
Utilities	2,322,099	2,322,099	-	-
U.S. Government and Government Agency Obligations	46,394	-	46,394	-
Money Market Funds	3,333,698	3,333,698	-	-
Total Investments in Securities:	$ 80,569,228	$ 80,522,834	$ 46,394	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 34,217	$ 34,217	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 34,217	$ -
Total Value of Derivatives	$ 34,217	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,096,642) - See accompanying schedule: Unaffiliated issuers (cost $42,996,529)	$ 77,235,530
Fidelity Central Funds (cost $3,333,698)	3,333,698
Total Investments (cost $46,330,227)		$ 80,569,228
Segregated cash with brokers for derivative instruments		21,461
Receivable for fund shares sold		77,538
Dividends receivable		163,163
Distributions receivable from Fidelity Central Funds		477
Receivable for daily variation margin for derivative instruments		3,352
Receivable from investment adviser for expense reductions		962
Other receivables		1,686
Total assets		80,837,867

Liabilities
Payable for fund shares redeemed	$ 71,096
Accrued management fee	1,595
Other affiliated payables	2,476
Other payables and accrued expenses	1,660
Collateral on securities loaned, at value	2,137,508
Total liabilities		2,214,335

Net Assets		$ 78,623,532
Net Assets consist of:
Paid in capital		$ 43,951,526
Undistributed net investment income		280,860
Accumulated undistributed net realized gain (loss) on investments		117,928
Net unrealized appreciation (depreciation) on investments		34,273,218
Net Assets		$ 78,623,532

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($6,411,201 ÷ 89,946 shares)	$ 71.28

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($43,689,920 ÷ 612,872 shares)	$ 71.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,057,698 ÷ 337,463 shares)	$ 71.29

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($4,464,713 ÷ 62,627 shares)	$ 71.29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 735,948
Interest		23
Income from Fidelity Central Funds		3,651
Total income		739,622

Expenses
Management fee	$ 9,236
Transfer agent fees	14,295
Independent trustees' compensation	155
Miscellaneous	60
Total expenses before reductions	23,746
Expense reductions	(5,727)	18,019
Net investment income (loss)		721,603
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	600,910
Futures contracts	71,194
Total net realized gain (loss)		672,104
Change in net unrealized appreciation (depreciation) on: Investment securities	4,889,563
Futures contracts	25,324
Total change in net unrealized appreciation (depreciation)		4,914,887
Net gain (loss)		5,586,991
Net increase (decrease) in net assets resulting from operations		$ 6,308,594

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 721,603	$ 1,260,943
Net realized gain (loss)	672,104	989,257
Change in net unrealized appreciation (depreciation)	4,914,887	11,659,023
Net increase (decrease) in net assets resulting from operations	6,308,594	13,909,223
Distributions to shareholders from net investment income	(671,447)	(1,221,746)
Share transactions - net increase (decrease)	2,358,261	4,624,796
Total increase (decrease) in net assets	7,995,408	17,312,273

Net Assets
Beginning of period	70,628,124	53,315,851
End of period (including undistributed net investment income of $280,860 and undistributed net investment income of $230,704, respectively)	$ 78,623,532	$ 70,628,124

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 66.10	$ 53.81	$ 48.49	$ 47.09	$ 39.19	$ 26.10
Income from Investment Operations
Net investment income (loss) D	.65	1.19	1.10	.89	.81	.75
Net realized and unrealized gain (loss)	5.14	12.26	5.28	1.40	7.88	13.12
Total from investment operations	5.79	13.45	6.38	2.29	8.69	13.87
Distributions from net investment income	(.61)	(1.16)	(1.06)	(.89)	(.79)	(.78)
Net asset value, end of period	$ 71.28	$ 66.10	$ 53.81	$ 48.49	$ 47.09	$ 39.19
Total ReturnB, C	8.80%	25.27%	13.36%	5.04%	22.47%	53.68%
Ratios to Average Net Assets E, G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A, J	.10% J	.10% J	.10%	.10%	.10%
Expenses net of all reductions	.10%A, J	.10% J	.10% J	.10%	.10%	.10%
Net investment income (loss)	1.91% A	1.98%	2.21%	1.96%	1.94%	2.14%
Supplemental Data
Net assets, end of period (in millions)	$ 6,411	$ 5,751	$ 4,705	$ 13,407	$ 27,881	$ 23,666
Portfolio turnover rateF	3% A	4%	4%	5% H	4%	11% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I For the year ended February 29.

J Amount represents .095%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 66.11	$ 53.82	$ 48.50	$ 47.10	$ 39.19	$ 26.11
Income from Investment Operations
Net investment income (loss) D	.66	1.22	1.13	.90	.82	.77
Net realized and unrealized gain (loss)	5.14	12.26	5.27	1.40	7.89	13.10
Total from investment operations	5.80	13.48	6.40	2.30	8.71	13.87
Distributions from net investment income	(.62)	(1.19)	(1.08)	(.90)	(.80)	(.79)
Net asset value, end of period	$ 71.29	$ 66.11	$ 53.82	$ 48.50	$ 47.10	$ 39.19
Total Return B, C	8.82%	25.32%	13.39%	5.07%	22.53%	53.67%
Ratios to Average Net Assets E, G
Expenses before reductions	.07%A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%A	.05%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.05%A	.05%	.06%	.07%	.07%	.07%
Net investment income (loss)	1.95%A	2.02%	2.25%	1.99%	1.97%	2.17%
Supplemental Data
Net assets, end of period (in millions)	$ 43,690	$ 38,736	$ 28,996	$ 16,230	$ 15,595	$ 12,455
Portfolio turnover rateF	3% A	4%	4%	5%H	4%	11%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 66.11	$ 53.82	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.67	1.22	1.13	.79
Net realized and unrealized gain (loss)	5.14	12.26	5.28	.68
Total from investment operations	5.81	13.48	6.41	1.47
Distributions from net investment income	(.63)	(1.19)	(1.09)	(.71)
Net asset value, end of period	$ 71.29	$ 66.11	$ 53.82	$ 48.50
Total ReturnB, C	8.82%	25.33%	13.42%	3.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%A	.05%	.05%	.05%A
Expenses net of fee waivers, if any	.04%A	.04%	.04%	.05%A
Expenses net of all reductions	.04%A	.04%	.04%	.05%A
Net investment income (loss)	1.96%A	2.03%	2.27%	2.19%A
Supplemental Data
Net assets, end of period (in millions)	$ 24,058	$ 22,636	$ 17,703	$ 14,629
Portfolio turnover rateF	3% A	4%	4%	5%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 66.11	$ 53.83	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.67	1.24	1.14	.81
Net realized and unrealized gain (loss)	5.14	12.24	5.29	.67
Total from investment operations	5.81	13.48	6.43	1.48
Distributions from net investment income	(.63)	(1.20)	(1.10)	(.72)
Net asset value, end of period	$ 71.29	$ 66.11	$ 53.83	$ 48.50
Total ReturnB, C	8.84%	25.34%	13.46%	3.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.03%A,J	.03% J	.03% J	.03%A,J
Expenses net of fee waivers, if any	.02%A	.02%	.02%	.03%A,J
Expenses net of all reductions	.02%A	.02%	.02%	.03%A,J
Net investment income (loss)	1.98%A	2.05%	2.29%	2.24%A
Supplemental Data
Net assets, end of period (in millions)	$ 4,465	$ 3,506	$ 1,912	$ 716
Portfolio turnover rateF	3%A	4%	4%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents .025%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Spartan® 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 36,624,337
Gross unrealized depreciation	(2,461,775)
Net unrealized appreciation (depreciation) on securities	$ 34,162,562

Tax cost	$ 46,406,666

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (475,285)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $71,194 and a change in net unrealized appreciation (depreciation) of $25,324 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,806,373 and $941,859, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.05%
Fidelity Advantage Institutional Class	.025%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and ..015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

of the transfer agent fees at an annual rate of .025% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 2,233
Fidelity Advantage Class	9,188
Institutional Class	2,874
$ 14,295

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $60 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a

Semiannual Report

8. Security Lending - continued

component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,165.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through April 30, 2015.

	Expense Limitations	Reimbursement
Investor Class	.095%	$ 169
Fidelity Advantage Class	.050%	4,216
Institutional Class	.040%	1,224
Fidelity Advantage Institutional Class	.020%	116

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
From net investment income
Investor Class	$ 52,541	$ 100,863
Fidelity Advantage Class	370,707	665,146
Institutional Class	210,488	401,823
Fidelity Advantage Institutional Class	37,711	53,914
Total	$ 671,447	$ 1,221,746

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Investor Class
Shares sold	19,476	39,355	$ 1,329,391	$ 2,384,060
Reinvestment of distributions	745	1,660	50,869	98,060
Shares redeemed	(17,273)	(41,439)	(1,178,182)	(2,495,889)
Net increase (decrease)	2,948	(424)	$ 202,078	$ (13,769)
Fidelity Advantage Class
Shares sold	61,988	139,661	$ 4,222,148	$ 8,405,537
Reinvestment of distributions	5,049	10,502	345,141	620,608
Shares redeemed	(40,106)	(102,964)	(2,731,070)	(6,208,026)
Net increase (decrease)	26,931	47,199	$ 1,836,219	$ 2,818,119
Institutional Class
Shares sold	34,680	90,088	$ 2,362,413	$ 5,417,050
Reinvestment of distributions	3,081	6,803	210,488	401,823
Shares redeemed	(42,696)	(83,402)	(2,894,471)	(5,026,000)
Net increase (decrease)	(4,935)	13,489	$ (321,570)	$ 792,873
Fidelity Advantage Institutional Class
Shares sold	13,832	24,446	$ 929,873	$ 1,448,700
Reinvestment of distributions	551	908	37,711	53,914
Shares redeemed	(4,781)	(7,851)	(326,050)	(475,041)
Net increase (decrease)	9,602	17,503	$ 641,534	$ 1,027,573

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against the securities market index the fund seeks to track and a peer group of funds with similar objectives ("peer group"). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; securities lending revenues; and fund cash flows and other factors.

Semiannual Report

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Spartan 500 Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Spartan 500 Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee from 0.07% to 0.025%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

The Board also considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.07%; Fidelity Advantage Institutional Class: 0.025%; Institutional Class: 0.05%; and Investor Class: 0.10%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.05%, 0.02%, 0.04%, and 0.095% through April 30, 2015.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

U5I-U5A-USAN-1014
1.925891.103

Spartan®

500 Index

Fund -

Investor Class

Fidelity Advantage® Class

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Investor Class	.095%
Actual		$ 1,000.00	$ 1,088.00	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.73	$ .48
Fidelity Advantage Class	.050%
Actual		$ 1,000.00	$ 1,088.20	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26
Institutional Class	.040%
Actual		$ 1,000.00	$ 1,088.20	$ .21
HypotheticalA		$ 1,000.00	$ 1,025.00	$ .20
Fidelity Advantage Institutional Class	.020%
Actual		$ 1,000.00	$ 1,088.40	$ .11
HypotheticalA		$ 1,000.00	$ 1,025.10	$ .10

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.4	2.8
Exxon Mobil Corp.	2.4	2.5
Microsoft Corp.	1.9	1.7
Johnson & Johnson	1.6	1.6
General Electric Co.	1.4	1.5
Berkshire Hathaway, Inc. Class B	1.4	1.2
Wells Fargo & Co.	1.4	1.3
Chevron Corp.	1.4	1.3
JPMorgan Chase & Co.	1.2	1.3
Procter & Gamble Co.	1.2	1.3
	17.3
Market Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.0	18.6
Financials	15.8	15.7
Health Care	13.4	13.5
Consumer Discretionary	11.7	12.4
Energy	10.2	9.9
Industrials	10.1	10.6
Consumer Staples	9.2	9.4
Materials	3.4	3.5
Utilities	3.0	2.9
Telecommunication Services	2.4	2.5

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.4%
BorgWarner, Inc.	991,437	$ 61,657
Delphi Automotive PLC	1,198,344	83,381
Johnson Controls, Inc.	2,880,171	140,581
The Goodyear Tire & Rubber Co.	1,197,007	31,086
		316,705
Automobiles - 0.7%
Ford Motor Co.	17,147,939	298,546
General Motors Co.	5,702,808	198,458
Harley-Davidson, Inc.	946,960	60,189
		557,193
Distributors - 0.1%
Genuine Parts Co.	666,116	58,445
Diversified Consumer Services - 0.1%
Graham Holdings Co.	19,567	14,065
H&R Block, Inc.	1,189,163	39,873
		53,938
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp. unit	1,901,767	72,039
Chipotle Mexican Grill, Inc. (a)	134,794	91,478
Darden Restaurants, Inc. (d)	572,259	27,079
Marriott International, Inc. Class A	952,198	66,083
McDonald's Corp.	4,286,346	401,716
Starbucks Corp.	3,264,573	254,016
Starwood Hotels & Resorts Worldwide, Inc.	832,610	70,389
Wyndham Worldwide Corp.	552,073	44,685
Wynn Resorts Ltd.	351,287	67,756
Yum! Brands, Inc.	1,914,077	138,637
		1,233,878
Household Durables - 0.4%
D.R. Horton, Inc.	1,390,893	30,155
Garmin Ltd. (d)	532,128	28,911
Harman International Industries, Inc.	295,321	33,986
Leggett & Platt, Inc. (d)	601,314	21,100
Lennar Corp. Class A (d)	762,368	29,870
Mohawk Industries, Inc. (a)	265,296	38,739
Newell Rubbermaid, Inc.	1,199,930	40,222
PulteGroup, Inc. (d)	1,477,847	28,404
Whirlpool Corp.	337,134	51,588
		302,975
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	1,616,395	$ 548,023
Expedia, Inc.	444,804	38,209
Netflix, Inc. (a)	259,969	124,172
priceline.com, Inc. (a)	227,375	282,925
TripAdvisor, Inc. (a)(d)	482,528	47,814
		1,041,143
Leisure Products - 0.1%
Hasbro, Inc. (d)	501,016	26,381
Mattel, Inc.	1,471,192	50,741
		77,122
Media - 3.5%
Cablevision Systems Corp. - NY Group Class A (d)	938,768	17,377
CBS Corp. Class B	2,113,455	125,307
Comcast Corp. Class A (d)	11,274,246	617,039
DIRECTV (a)	2,031,931	175,660
Discovery Communications, Inc.:
Class A (a)	945,581	41,341
Class C (non-vtg.) (a)	945,581	40,632
Gannett Co., Inc.	983,500	33,203
Interpublic Group of Companies, Inc.	1,837,208	35,881
News Corp. Class A (a)	2,159,440	38,060
Omnicom Group, Inc. (d)	1,120,749	80,705
Scripps Networks Interactive, Inc. Class A	464,844	37,053
The Walt Disney Co. (d)	6,984,554	627,772
Time Warner Cable, Inc.	1,208,222	178,732
Time Warner, Inc.	3,825,285	294,662
Twenty-First Century Fox, Inc. Class A	8,303,106	294,096
Viacom, Inc. Class B (non-vtg.)	1,696,196	137,646
		2,775,166
Multiline Retail - 0.6%
Dollar General Corp. (a)	1,315,300	84,166
Dollar Tree, Inc. (a)	896,868	48,095
Family Dollar Stores, Inc. (d)	414,633	33,100
Kohl's Corp.	845,071	49,682
Macy's, Inc.	1,563,041	97,362
Nordstrom, Inc.	609,626	42,217
Target Corp. (d)	2,747,199	165,024
		519,646
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.1%
AutoNation, Inc. (a)(d)	274,415	$ 14,887
AutoZone, Inc. (a)(d)	144,087	77,640
Bed Bath & Beyond, Inc. (a)(d)	884,731	56,853
Best Buy Co., Inc.	1,194,966	38,107
CarMax, Inc. (a)(d)	955,951	50,092
GameStop Corp. Class A (d)	496,937	20,971
Gap, Inc.	1,127,628	52,040
Home Depot, Inc.	5,932,856	554,722
L Brands, Inc.	1,063,468	67,902
Lowe's Companies, Inc.	4,324,936	227,102
O'Reilly Automotive, Inc. (a)	460,019	71,754
PetSmart, Inc.	430,228	30,791
Ross Stores, Inc.	921,149	69,473
Staples, Inc. (d)	2,804,112	32,752
Tiffany & Co., Inc. (d)	481,263	48,579
TJX Companies, Inc.	3,036,956	181,033
Tractor Supply Co.	600,586	40,209
Urban Outfitters, Inc. (a)(d)	442,052	17,589
		1,652,496
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	1,188,968	43,790
Fossil Group, Inc. (a)	206,556	20,922
Michael Kors Holdings Ltd. (a)	779,613	62,463
NIKE, Inc. Class B	3,198,817	251,267
PVH Corp.	356,792	41,652
Ralph Lauren Corp.	253,952	42,969
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	702,381	48,015
VF Corp.	1,492,896	95,724
		606,802
TOTAL CONSUMER DISCRETIONARY		9,195,509
CONSUMER STAPLES - 9.2%
Beverages - 2.1%
Brown-Forman Corp. Class B (non-vtg.)	702,948	65,135
Coca-Cola Enterprises, Inc.	1,014,014	48,450
Constellation Brands, Inc. Class A (sub. vtg.) (a)	731,918	63,743
Dr. Pepper Snapple Group, Inc.	851,604	53,583
Molson Coors Brewing Co. Class B	689,051	50,955
Monster Beverage Corp. (a)	586,879	51,886
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	6,574,475	$ 608,073
The Coca-Cola Co.	16,391,638	683,859
		1,625,684
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	1,900,704	230,137
CVS Caremark Corp.	5,070,455	402,848
Kroger Co.	2,209,715	112,651
Safeway, Inc.	998,714	34,735
Sysco Corp. (d)	2,535,028	95,900
Wal-Mart Stores, Inc. (d)	6,989,704	527,723
Walgreen Co.	3,807,447	230,427
Whole Foods Market, Inc. (d)	1,594,008	62,389
		1,696,810
Food Products - 1.6%
Archer Daniels Midland Co.	2,838,146	141,510
Campbell Soup Co. (d)	775,948	34,778
ConAgra Foods, Inc. (d)	1,826,362	58,809
General Mills, Inc.	2,664,791	142,247
Hormel Foods Corp.	583,868	29,590
Kellogg Co.	1,105,488	71,824
Keurig Green Mountain, Inc.	550,459	73,387
Kraft Foods Group, Inc.	2,581,573	152,055
McCormick & Co., Inc. (non-vtg.) (d)	565,927	39,439
Mead Johnson Nutrition Co. Class A	876,427	83,786
Mondelez International, Inc.	7,335,171	265,460
The Hershey Co.	647,054	59,154
The J.M. Smucker Co.	449,655	46,135
Tyson Foods, Inc. Class A	1,275,208	48,534
		1,246,708
Household Products - 1.8%
Clorox Co. (d)	557,627	49,406
Colgate-Palmolive Co.	3,771,158	244,107
Kimberly-Clark Corp.	1,633,983	176,470
Procter & Gamble Co.	11,734,600	975,263
		1,445,246
Personal Products - 0.1%
Avon Products, Inc.	1,884,012	26,452
Estee Lauder Companies, Inc. Class A	1,095,624	84,177
		110,629
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.4%
Altria Group, Inc.	8,614,438	$ 371,110
Lorillard, Inc.	1,572,178	93,859
Philip Morris International, Inc.	6,820,900	583,733
Reynolds American, Inc.	1,349,355	78,897
		1,127,599
TOTAL CONSUMER STAPLES		7,252,676
ENERGY - 10.2%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	1,890,647	130,719
Cameron International Corp. (a)	885,477	65,818
Diamond Offshore Drilling, Inc. (d)	297,359	13,066
Ensco PLC Class A	1,013,510	51,162
FMC Technologies, Inc. (a)	1,019,898	63,070
Halliburton Co.	3,662,324	247,610
Helmerich & Payne, Inc.	468,971	49,265
Nabors Industries Ltd.	1,135,102	30,886
National Oilwell Varco, Inc.	1,860,599	160,812
Noble Corp.	1,102,501	31,377
Schlumberger Ltd.	5,647,055	619,143
Transocean Ltd. (United States) (d)	1,475,601	57,032
		1,519,960
Oil, Gas & Consumable Fuels - 8.3%
Anadarko Petroleum Corp.	2,190,206	246,814
Apache Corp.	1,672,638	170,325
Cabot Oil & Gas Corp. (d)	1,809,613	60,694
Chesapeake Energy Corp.	2,195,699	59,723
Chevron Corp.	8,255,322	1,068,651
Cimarex Energy Co.	377,425	54,787
ConocoPhillips Co.	5,324,036	432,418
CONSOL Energy, Inc.	997,014	40,160
Denbury Resources, Inc.	1,525,109	26,262
Devon Energy Corp.	1,662,757	125,405
EOG Resources, Inc.	2,369,965	260,412
EQT Corp.	658,080	65,189
Exxon Mobil Corp.	18,622,882	1,852,232
Hess Corp.	1,144,573	115,716
Kinder Morgan Holding Co. LLC (d)	2,897,435	116,651
Marathon Oil Corp.	2,931,863	122,229
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.	1,251,675	$ 113,915
Murphy Oil Corp. (d)	731,495	45,696
Newfield Exploration Co. (a)(d)	591,249	26,500
Noble Energy, Inc.	1,557,923	112,389
Occidental Petroleum Corp.	3,406,875	353,395
ONEOK, Inc.	901,440	63,281
Peabody Energy Corp. (d)	1,176,596	18,684
Phillips 66 Co.	2,453,834	213,533
Pioneer Natural Resources Co.	620,334	129,433
QEP Resources, Inc.	780,888	27,776
Range Resources Corp.	731,394	57,480
Southwestern Energy Co. (a)	1,531,128	63,052
Spectra Energy Corp.	2,908,476	121,167
Tesoro Corp.	560,823	36,308
The Williams Companies, Inc.	3,202,638	190,365
Valero Energy Corp.	2,314,101	125,285
		6,515,927
TOTAL ENERGY		8,035,887
FINANCIALS - 15.8%
Banks - 5.8%
Bank of America Corp.	45,601,956	733,735
BB&T Corp.	3,115,817	116,313
Citigroup, Inc.	13,173,585	680,416
Comerica, Inc.	787,843	39,660
Fifth Third Bancorp	3,688,315	75,260
Huntington Bancshares, Inc.	3,589,697	35,341
JPMorgan Chase & Co.	16,412,694	975,735
KeyCorp	3,830,502	52,133
M&T Bank Corp. (d)	570,212	70,495
PNC Financial Services Group, Inc.	2,316,291	196,306
Regions Financial Corp.	5,980,169	60,699
SunTrust Banks, Inc.	2,310,714	87,992
U.S. Bancorp	7,871,535	332,808
Wells Fargo & Co.	20,785,355	1,069,199
Zions Bancorporation	878,209	25,591
		4,551,683
Capital Markets - 2.2%
Affiliated Managers Group, Inc. (a)	239,731	50,619
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Ameriprise Financial, Inc.	823,429	$ 103,554
Bank of New York Mellon Corp.	4,945,314	193,757
BlackRock, Inc. Class A	542,565	179,334
Charles Schwab Corp.	5,078,242	144,781
E*TRADE Financial Corp. (a)	1,250,551	27,837
Franklin Resources, Inc.	1,742,096	98,463
Goldman Sachs Group, Inc.	1,803,467	323,019
Invesco Ltd.	1,876,341	76,630
Legg Mason, Inc. (d)	445,742	21,984
Morgan Stanley	6,069,555	208,246
Northern Trust Corp.	963,987	66,852
State Street Corp.	1,868,115	134,560
T. Rowe Price Group, Inc.	1,139,366	92,283
		1,721,919
Consumer Finance - 0.9%
American Express Co.	3,948,021	353,545
Capital One Financial Corp.	2,478,700	203,402
Discover Financial Services	2,022,033	126,114
Navient Corp.	1,833,239	32,888
		715,949
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B (a)	7,808,007	1,071,649
CME Group, Inc.	1,368,824	104,783
IntercontinentalExchange Group, Inc.	499,118	94,333
Leucadia National Corp.	1,374,551	34,268
McGraw Hill Financial, Inc.	1,180,416	95,767
Moody's Corp.	815,520	76,308
The NASDAQ OMX Group, Inc.	510,685	22,199
		1,499,307
Insurance - 2.8%
ACE Ltd.	1,464,461	155,716
AFLAC, Inc.	1,969,430	120,608
Allstate Corp.	1,882,035	115,726
American International Group, Inc.	6,273,503	351,693
Aon PLC	1,285,773	112,068
Assurant, Inc.	310,685	20,738
Cincinnati Financial Corp.	638,217	30,692
Genworth Financial, Inc. Class A (a)	2,152,160	30,539
Hartford Financial Services Group, Inc.	1,950,123	72,252
Lincoln National Corp.	1,143,754	62,952
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Loews Corp.	1,324,108	$ 57,916
Marsh & McLennan Companies, Inc.	2,383,386	126,558
MetLife, Inc.	4,881,149	267,194
Principal Financial Group, Inc.	1,186,638	64,423
Progressive Corp.	2,361,897	59,095
Prudential Financial, Inc.	2,003,498	179,714
The Chubb Corp.	1,060,232	97,488
The Travelers Companies, Inc.	1,506,839	142,713
Torchmark Corp. (d)	571,198	31,159
Unum Group	1,116,278	40,487
XL Group PLC Class A	1,177,376	40,243
		2,179,974
Real Estate Investment Trusts - 2.2%
American Tower Corp.	1,716,183	169,216
Apartment Investment & Management Co. Class A	633,574	21,713
AvalonBay Communities, Inc. (d)	528,335	81,416
Boston Properties, Inc.	663,673	80,583
Crown Castle International Corp.	1,447,527	115,093
Equity Residential (SBI)	1,456,515	96,815
Essex Property Trust, Inc.	271,097	52,444
General Growth Properties, Inc.	2,261,099	55,555
HCP, Inc.	1,987,011	86,097
Health Care REIT, Inc. (d)	1,324,642	89,519
Host Hotels & Resorts, Inc.	3,282,519	74,907
Kimco Realty Corp.	1,780,572	41,826
Plum Creek Timber Co., Inc.	767,995	31,204
Prologis, Inc.	2,166,934	88,714
Public Storage	628,516	110,103
Simon Property Group, Inc.	1,347,197	229,064
The Macerich Co.	610,126	39,835
Ventas, Inc.	1,276,414	83,963
Vornado Realty Trust	755,836	80,020
Weyerhaeuser Co.	2,283,050	77,510
		1,705,597
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	1,209,496	38,438
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	2,063,633	$ 20,368
People's United Financial, Inc. (d)	1,345,037	20,108
		40,476
TOTAL FINANCIALS		12,453,343
HEALTH CARE - 13.4%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	857,757	145,210
Amgen, Inc.	3,282,883	457,568
Biogen Idec, Inc. (a)	1,028,637	352,864
Celgene Corp. (a)	3,472,877	329,993
Gilead Sciences, Inc. (a)	6,659,601	716,440
Regeneron Pharmaceuticals, Inc. (a)(d)	345,608	121,143
Vertex Pharmaceuticals, Inc. (a)(d)	1,024,274	95,841
		2,219,059
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	6,513,272	275,121
Baxter International, Inc.	2,353,026	176,430
Becton, Dickinson & Co.	837,844	98,170
Boston Scientific Corp. (a)	5,735,884	72,731
C.R. Bard, Inc. (d)	330,695	49,088
CareFusion Corp. (a)	899,024	41,274
Covidien PLC	1,955,258	169,775
DENTSPLY International, Inc.	614,892	29,333
Edwards Lifesciences Corp. (a)	457,483	45,410
Intuitive Surgical, Inc. (a)	155,909	73,279
Medtronic, Inc.	4,332,235	276,613
St. Jude Medical, Inc.	1,232,564	80,844
Stryker Corp.	1,282,296	106,828
Varian Medical Systems, Inc. (a)(d)	450,796	38,327
Zimmer Holdings, Inc.	727,759	72,274
		1,605,497
Health Care Providers & Services - 2.1%
Aetna, Inc.	1,549,891	127,293
AmerisourceBergen Corp.	979,373	75,794
Cardinal Health, Inc. (d)	1,475,308	108,730
Cigna Corp.	1,165,026	110,211
DaVita HealthCare Partners, Inc. (a)	770,982	57,577
Express Scripts Holding Co. (a)	3,352,086	247,820
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc.	671,233	$ 86,415
Laboratory Corp. of America Holdings (a)(d)	367,741	39,433
McKesson Corp.	999,914	195,013
Patterson Companies, Inc.	356,026	14,337
Quest Diagnostics, Inc. (d)	626,570	39,605
Tenet Healthcare Corp. (a)(d)	423,480	25,909
UnitedHealth Group, Inc.	4,249,242	368,324
WellPoint, Inc.	1,212,819	141,306
		1,637,767
Health Care Technology - 0.1%
Cerner Corp. (a)	1,280,590	73,839
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,445,212	82,608
PerkinElmer, Inc.	490,987	22,021
Thermo Fisher Scientific, Inc.	1,730,024	207,966
Waters Corp. (a)	367,690	38,030
		350,625
Pharmaceuticals - 5.9%
AbbVie, Inc. (d)	6,895,442	381,180
Actavis PLC (a)	1,147,316	260,418
Allergan, Inc. (d)	1,290,378	211,209
Bristol-Myers Squibb Co.	7,186,469	363,995
Eli Lilly & Co.	4,272,034	271,530
Hospira, Inc. (a)	724,832	38,952
Johnson & Johnson	12,268,606	1,272,623
Mallinckrodt PLC (a)(d)	490,777	39,993
Merck & Co., Inc.	12,673,105	761,780
Mylan, Inc. (a)	1,620,713	78,767
Perrigo Co. PLC	580,234	86,304
Pfizer, Inc.	27,661,794	812,980
Zoetis, Inc. Class A	2,172,707	77,001
		4,656,732
TOTAL HEALTH CARE		10,543,519
INDUSTRIALS - 10.1%
Aerospace & Defense - 2.5%
General Dynamics Corp.	1,412,500	174,091
Honeywell International, Inc.	3,396,059	323,407
L-3 Communications Holdings, Inc.	373,952	41,116
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	1,156,117	$ 201,164
Northrop Grumman Corp.	928,614	118,138
Precision Castparts Corp.	627,776	153,215
Raytheon Co.	1,356,728	130,707
Rockwell Collins, Inc.	587,602	45,234
Textron, Inc.	1,210,503	45,999
The Boeing Co.	2,909,353	368,906
United Technologies Corp.	3,657,436	394,930
		1,996,907
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	643,677	43,937
Expeditors International of Washington, Inc.	855,927	35,350
FedEx Corp.	1,204,636	178,142
United Parcel Service, Inc. Class B	3,056,667	297,505
		554,934
Airlines - 0.3%
Delta Air Lines, Inc.	3,677,099	145,540
Southwest Airlines Co.	3,000,230	96,037
		241,577
Building Products - 0.1%
Allegion PLC (d)	389,303	20,022
Masco Corp.	1,546,189	36,289
		56,311
Commercial Services & Supplies - 0.5%
ADT Corp. (d)	755,630	27,853
Cintas Corp. (d)	437,830	28,958
Iron Mountain, Inc. (d)	740,864	26,656
Pitney Bowes, Inc.	878,764	23,779
Republic Services, Inc.	1,159,020	45,584
Stericycle, Inc. (a)(d)	367,269	43,650
Tyco International Ltd.	2,000,363	89,256
Waste Management, Inc.	1,876,126	88,122
		373,858
Construction & Engineering - 0.1%
Fluor Corp.	690,131	50,994
Jacobs Engineering Group, Inc. (a)	573,573	30,921
Quanta Services, Inc. (a)	944,766	34,333
		116,248
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.6%
AMETEK, Inc.	1,063,770	$ 56,316
Eaton Corp. PLC	2,067,246	144,314
Emerson Electric Co.	3,043,166	194,823
Rockwell Automation, Inc.	600,381	70,010
		465,463
Industrial Conglomerates - 2.3%
3M Co.	2,695,460	388,146
Danaher Corp.	2,608,873	199,866
General Electric Co.	43,486,162	1,129,770
Roper Industries, Inc.	432,733	65,152
		1,782,934
Machinery - 1.6%
Caterpillar, Inc. (d)	2,707,038	295,257
Cummins, Inc.	741,619	107,616
Deere & Co. (d)	1,577,616	132,662
Dover Corp.	721,992	63,441
Flowserve Corp.	595,550	45,196
Illinois Tool Works, Inc.	1,646,074	145,200
Ingersoll-Rand PLC	1,088,523	65,529
Joy Global, Inc.	433,272	27,361
PACCAR, Inc.	1,538,170	96,612
Pall Corp.	475,641	40,130
Parker Hannifin Corp.	645,872	74,598
Pentair Plc	844,340	57,474
Snap-On, Inc.	252,557	31,557
Stanley Black & Decker, Inc.	676,770	61,924
Xylem, Inc.	796,967	29,695
		1,274,252
Professional Services - 0.2%
Dun & Bradstreet Corp.	160,522	18,842
Equifax, Inc.	529,192	41,679
Nielsen Holdings B.V.	1,314,544	61,770
Robert Half International, Inc.	596,215	29,936
		152,227
Road & Rail - 1.0%
CSX Corp.	4,355,496	134,628
Kansas City Southern	478,432	55,192
Norfolk Southern Corp.	1,342,804	143,680
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Ryder System, Inc.	230,637	$ 20,836
Union Pacific Corp.	3,928,170	413,518
		767,854
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,184,025	53,613
W.W. Grainger, Inc.	264,113	65,025
		118,638
TOTAL INDUSTRIALS		7,901,203
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 1.6%
Cisco Systems, Inc.	22,214,933	555,151
F5 Networks, Inc. (a)(d)	328,387	40,782
Harris Corp.	461,841	32,971
Juniper Networks, Inc.	2,054,505	47,644
Motorola Solutions, Inc.	981,130	58,279
QUALCOMM, Inc.	7,319,594	557,021
		1,291,848
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	681,440	70,195
Corning, Inc.	5,674,306	118,366
FLIR Systems, Inc.	614,158	20,752
Jabil Circuit, Inc.	802,166	17,311
TE Connectivity Ltd.	1,772,471	111,098
		337,722
Internet Software & Services - 3.1%
Akamai Technologies, Inc. (a)(d)	771,914	46,639
eBay, Inc. (a)	4,946,336	274,522
Facebook, Inc. Class A (a)	7,456,536	557,898
Google, Inc.:
Class A (a)	1,228,497	715,428
Class C (a)	1,228,497	702,209
VeriSign, Inc. (a)(d)	535,840	30,583
Yahoo!, Inc. (a)	4,060,472	156,369
		2,483,648
IT Services - 3.3%
Accenture PLC Class A (d)	2,745,352	222,538
Alliance Data Systems Corp. (a)	235,078	62,211
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Automatic Data Processing, Inc.	2,090,671	$ 174,529
Cognizant Technology Solutions Corp. Class A (a)	2,638,606	120,663
Computer Sciences Corp.	628,239	37,562
Fidelity National Information Services, Inc.	1,248,054	70,827
Fiserv, Inc. (a)	1,080,796	69,679
IBM Corp.	4,126,044	793,438
MasterCard, Inc. Class A	4,357,488	330,341
Paychex, Inc. (d)	1,403,870	58,471
Teradata Corp. (a)(d)	683,878	31,233
The Western Union Co.	2,337,085	40,829
Total System Services, Inc.	720,263	22,659
Visa, Inc. Class A	2,180,007	463,295
Xerox Corp.	4,737,248	65,421
		2,563,696
Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	1,358,458	48,008
Analog Devices, Inc.	1,362,313	69,641
Applied Materials, Inc.	5,279,352	121,979
Avago Technologies Ltd.	1,091,590	89,609
Broadcom Corp. Class A	2,410,052	94,908
First Solar, Inc. (a)(d)	308,282	21,481
Intel Corp.	21,587,474	753,835
KLA-Tencor Corp.	719,122	54,955
Lam Research Corp.	703,089	50,559
Linear Technology Corp.	1,025,839	46,276
Microchip Technology, Inc. (d)	868,577	42,413
Micron Technology, Inc. (a)	4,641,780	151,322
NVIDIA Corp.	2,419,662	47,062
Texas Instruments, Inc.	4,680,688	225,516
Xilinx, Inc.	1,165,646	49,249
		1,866,813
Software - 3.6%
Adobe Systems, Inc. (a)	2,007,352	144,329
Autodesk, Inc. (a)	988,162	53,005
CA Technologies, Inc.	1,383,010	39,056
Citrix Systems, Inc. (a)(d)	710,605	49,927
Electronic Arts, Inc. (a)(d)	1,364,027	51,615
Intuit, Inc.	1,231,098	102,403
Microsoft Corp.	32,597,932	1,480,924
Oracle Corp.	14,888,949	618,338
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Red Hat, Inc. (a)	821,104	$ 50,022
salesforce.com, Inc. (a)(d)	2,449,645	144,750
Symantec Corp.	2,999,584	72,830
		2,807,199
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	26,148,108	2,680,183
EMC Corp.	8,878,272	262,175
Hewlett-Packard Co.	8,115,259	308,380
NetApp, Inc.	1,436,599	60,567
SanDisk Corp.	980,981	96,097
Seagate Technology LLC (d)	1,416,148	88,623
Western Digital Corp.	907,261	93,457
		3,589,482
TOTAL INFORMATION TECHNOLOGY		14,940,408
MATERIALS - 3.4%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	920,552	122,627
Airgas, Inc.	289,963	32,006
CF Industries Holdings, Inc.	225,819	58,187
E.I. du Pont de Nemours & Co.	3,982,486	263,282
Eastman Chemical Co.	651,536	53,732
Ecolab, Inc.	1,171,653	134,529
FMC Corp.	577,472	38,194
International Flavors & Fragrances, Inc.	352,520	35,813
LyondellBasell Industries NV Class A	1,806,457	206,568
Monsanto Co. (d)	2,273,106	262,885
PPG Industries, Inc.	599,575	123,429
Praxair, Inc.	1,270,335	167,113
Sherwin-Williams Co.	367,326	80,117
Sigma Aldrich Corp.	515,368	53,598
The Dow Chemical Co.	5,221,489	279,611
The Mosaic Co.	1,402,808	66,998
		1,978,689
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	263,417	34,497
Vulcan Materials Co.	567,233	35,951
		70,448
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Avery Dennison Corp.	412,864	$ 19,871
Ball Corp.	604,571	38,753
Bemis Co., Inc.	437,357	17,818
MeadWestvaco Corp.	727,960	31,302
Owens-Illinois, Inc. (a)	715,856	22,041
Sealed Air Corp.	842,742	30,423
		160,208
Metals & Mining - 0.5%
Alcoa, Inc.	5,083,699	84,440
Allegheny Technologies, Inc.	470,835	19,855
Freeport-McMoRan Copper & Gold, Inc.	4,504,461	163,827
Newmont Mining Corp.	2,161,908	58,566
Nucor Corp.	1,381,048	75,019
		401,707
Paper & Forest Products - 0.1%
International Paper Co.	1,878,548	91,016
TOTAL MATERIALS		2,702,068
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	22,506,828	786,839
CenturyLink, Inc.	2,483,761	101,809
Frontier Communications Corp. (d)	4,346,472	29,556
Verizon Communications, Inc.	17,958,407	894,688
Windstream Holdings, Inc. (d)	2,613,480	29,532
		1,842,424
UTILITIES - 3.0%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	2,116,609	113,662
Duke Energy Corp.	3,066,986	226,926
Edison International	1,412,905	83,559
Entergy Corp.	777,904	60,218
Exelon Corp. (d)	3,723,913	124,453
FirstEnergy Corp. (d)	1,820,968	62,350
NextEra Energy, Inc.	1,891,262	186,195
Northeast Utilities	1,370,293	62,883
Pepco Holdings, Inc.	1,088,589	30,002
Pinnacle West Capital Corp.	478,571	27,255
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	2,881,140	$ 99,774
Southern Co.	3,863,069	171,520
Xcel Energy, Inc.	2,176,831	69,767
		1,318,564
Gas Utilities - 0.1%
AGL Resources, Inc.	517,171	27,570
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	1,462,471	45,015
The AES Corp.	2,862,374	43,451
		88,466
Multi-Utilities - 1.1%
Ameren Corp.	1,052,205	42,078
CenterPoint Energy, Inc.	1,863,635	46,293
CMS Energy Corp.	1,168,664	35,691
Consolidated Edison, Inc. (d)	1,270,157	73,529
Dominion Resources, Inc.	2,522,187	177,108
DTE Energy Co.	767,648	60,068
Integrys Energy Group, Inc.	346,765	23,542
NiSource, Inc.	1,365,488	54,169
PG&E Corp.	2,015,450	93,678
Public Service Enterprise Group, Inc.	2,193,995	82,033
SCANA Corp.	614,020	31,892
Sempra Energy	988,702	104,773
TECO Energy, Inc.	1,011,751	18,313
Wisconsin Energy Corp. (d)	977,980	44,332
		887,499
TOTAL UTILITIES		2,322,099
TOTAL COMMON STOCKS (Cost $42,950,138)		77,189,136
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.07% 9/18/14 to 3/5/15 (e) (Cost $46,391)	$ 46,400	46,394
Money Market Funds - 4.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	1,196,190,410	$ 1,196,190
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	2,137,508,032	2,137,508
TOTAL MONEY MARKET FUNDS (Cost $3,333,698)		3,333,698
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $46,330,227)		80,569,228
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(1,945,696)
NET ASSETS - 100%		$ 78,623,532
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
481 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2014	$ 48,134	$ 1,496
2,771 CME S&P 500 Index Contracts (United States)	Sept. 2014	1,386,470	32,721
TOTAL EQUITY INDEX CONTRACTS		$ 1,434,604	$ 34,217
The face value of futures purchased as a percentage of net assets is 1.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $46,394,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 486
Fidelity Securities Lending Cash Central Fund	3,165
Total	$ 3,651
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,195,509	$ 9,195,509	$ -	$ -
Consumer Staples	7,252,676	7,252,676	-	-
Energy	8,035,887	8,035,887	-	-
Financials	12,453,343	12,453,343	-	-
Health Care	10,543,519	10,543,519	-	-
Industrials	7,901,203	7,901,203	-	-
Information Technology	14,940,408	14,940,408	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 2,702,068	$ 2,702,068	$ -	$ -
Telecommunication Services	1,842,424	1,842,424	-	-
Utilities	2,322,099	2,322,099	-	-
U.S. Government and Government Agency Obligations	46,394	-	46,394	-
Money Market Funds	3,333,698	3,333,698	-	-
Total Investments in Securities:	$ 80,569,228	$ 80,522,834	$ 46,394	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 34,217	$ 34,217	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 34,217	$ -
Total Value of Derivatives	$ 34,217	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,096,642) - See accompanying schedule: Unaffiliated issuers (cost $42,996,529)	$ 77,235,530
Fidelity Central Funds (cost $3,333,698)	3,333,698
Total Investments (cost $46,330,227)		$ 80,569,228
Segregated cash with brokers for derivative instruments		21,461
Receivable for fund shares sold		77,538
Dividends receivable		163,163
Distributions receivable from Fidelity Central Funds		477
Receivable for daily variation margin for derivative instruments		3,352
Receivable from investment adviser for expense reductions		962
Other receivables		1,686
Total assets		80,837,867

Liabilities
Payable for fund shares redeemed	$ 71,096
Accrued management fee	1,595
Other affiliated payables	2,476
Other payables and accrued expenses	1,660
Collateral on securities loaned, at value	2,137,508
Total liabilities		2,214,335

Net Assets		$ 78,623,532
Net Assets consist of:
Paid in capital		$ 43,951,526
Undistributed net investment income		280,860
Accumulated undistributed net realized gain (loss) on investments		117,928
Net unrealized appreciation (depreciation) on investments		34,273,218
Net Assets		$ 78,623,532

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($6,411,201 ÷ 89,946 shares)	$ 71.28

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($43,689,920 ÷ 612,872 shares)	$ 71.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,057,698 ÷ 337,463 shares)	$ 71.29

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($4,464,713 ÷ 62,627 shares)	$ 71.29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 735,948
Interest		23
Income from Fidelity Central Funds		3,651
Total income		739,622

Expenses
Management fee	$ 9,236
Transfer agent fees	14,295
Independent trustees' compensation	155
Miscellaneous	60
Total expenses before reductions	23,746
Expense reductions	(5,727)	18,019
Net investment income (loss)		721,603
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	600,910
Futures contracts	71,194
Total net realized gain (loss)		672,104
Change in net unrealized appreciation (depreciation) on: Investment securities	4,889,563
Futures contracts	25,324
Total change in net unrealized appreciation (depreciation)		4,914,887
Net gain (loss)		5,586,991
Net increase (decrease) in net assets resulting from operations		$ 6,308,594

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 721,603	$ 1,260,943
Net realized gain (loss)	672,104	989,257
Change in net unrealized appreciation (depreciation)	4,914,887	11,659,023
Net increase (decrease) in net assets resulting from operations	6,308,594	13,909,223
Distributions to shareholders from net investment income	(671,447)	(1,221,746)
Share transactions - net increase (decrease)	2,358,261	4,624,796
Total increase (decrease) in net assets	7,995,408	17,312,273

Net Assets
Beginning of period	70,628,124	53,315,851
End of period (including undistributed net investment income of $280,860 and undistributed net investment income of $230,704, respectively)	$ 78,623,532	$ 70,628,124

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 66.10	$ 53.81	$ 48.49	$ 47.09	$ 39.19	$ 26.10
Income from Investment Operations
Net investment income (loss) D	.65	1.19	1.10	.89	.81	.75
Net realized and unrealized gain (loss)	5.14	12.26	5.28	1.40	7.88	13.12
Total from investment operations	5.79	13.45	6.38	2.29	8.69	13.87
Distributions from net investment income	(.61)	(1.16)	(1.06)	(.89)	(.79)	(.78)
Net asset value, end of period	$ 71.28	$ 66.10	$ 53.81	$ 48.49	$ 47.09	$ 39.19
Total ReturnB, C	8.80%	25.27%	13.36%	5.04%	22.47%	53.68%
Ratios to Average Net Assets E, G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A, J	.10% J	.10% J	.10%	.10%	.10%
Expenses net of all reductions	.10%A, J	.10% J	.10% J	.10%	.10%	.10%
Net investment income (loss)	1.91% A	1.98%	2.21%	1.96%	1.94%	2.14%
Supplemental Data
Net assets, end of period (in millions)	$ 6,411	$ 5,751	$ 4,705	$ 13,407	$ 27,881	$ 23,666
Portfolio turnover rateF	3% A	4%	4%	5% H	4%	11% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I For the year ended February 29.

J Amount represents .095%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 66.11	$ 53.82	$ 48.50	$ 47.10	$ 39.19	$ 26.11
Income from Investment Operations
Net investment income (loss) D	.66	1.22	1.13	.90	.82	.77
Net realized and unrealized gain (loss)	5.14	12.26	5.27	1.40	7.89	13.10
Total from investment operations	5.80	13.48	6.40	2.30	8.71	13.87
Distributions from net investment income	(.62)	(1.19)	(1.08)	(.90)	(.80)	(.79)
Net asset value, end of period	$ 71.29	$ 66.11	$ 53.82	$ 48.50	$ 47.10	$ 39.19
Total Return B, C	8.82%	25.32%	13.39%	5.07%	22.53%	53.67%
Ratios to Average Net Assets E, G
Expenses before reductions	.07%A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%A	.05%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.05%A	.05%	.06%	.07%	.07%	.07%
Net investment income (loss)	1.95%A	2.02%	2.25%	1.99%	1.97%	2.17%
Supplemental Data
Net assets, end of period (in millions)	$ 43,690	$ 38,736	$ 28,996	$ 16,230	$ 15,595	$ 12,455
Portfolio turnover rateF	3% A	4%	4%	5%H	4%	11%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 66.11	$ 53.82	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.67	1.22	1.13	.79
Net realized and unrealized gain (loss)	5.14	12.26	5.28	.68
Total from investment operations	5.81	13.48	6.41	1.47
Distributions from net investment income	(.63)	(1.19)	(1.09)	(.71)
Net asset value, end of period	$ 71.29	$ 66.11	$ 53.82	$ 48.50
Total ReturnB, C	8.82%	25.33%	13.42%	3.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%A	.05%	.05%	.05%A
Expenses net of fee waivers, if any	.04%A	.04%	.04%	.05%A
Expenses net of all reductions	.04%A	.04%	.04%	.05%A
Net investment income (loss)	1.96%A	2.03%	2.27%	2.19%A
Supplemental Data
Net assets, end of period (in millions)	$ 24,058	$ 22,636	$ 17,703	$ 14,629
Portfolio turnover rateF	3% A	4%	4%	5%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 66.11	$ 53.83	$ 48.50	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.67	1.24	1.14	.81
Net realized and unrealized gain (loss)	5.14	12.24	5.29	.67
Total from investment operations	5.81	13.48	6.43	1.48
Distributions from net investment income	(.63)	(1.20)	(1.10)	(.72)
Net asset value, end of period	$ 71.29	$ 66.11	$ 53.83	$ 48.50
Total ReturnB, C	8.84%	25.34%	13.46%	3.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.03%A,J	.03% J	.03% J	.03%A,J
Expenses net of fee waivers, if any	.02%A	.02%	.02%	.03%A,J
Expenses net of all reductions	.02%A	.02%	.02%	.03%A,J
Net investment income (loss)	1.98%A	2.05%	2.29%	2.24%A
Supplemental Data
Net assets, end of period (in millions)	$ 4,465	$ 3,506	$ 1,912	$ 716
Portfolio turnover rateF	3%A	4%	4%	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents .025%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Spartan® 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 36,624,337
Gross unrealized depreciation	(2,461,775)
Net unrealized appreciation (depreciation) on securities	$ 34,162,562

Tax cost	$ 46,406,666

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (475,285)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $71,194 and a change in net unrealized appreciation (depreciation) of $25,324 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,806,373 and $941,859, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.05%
Fidelity Advantage Institutional Class	.025%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and ..015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

of the transfer agent fees at an annual rate of .025% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 2,233
Fidelity Advantage Class	9,188
Institutional Class	2,874
$ 14,295

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $60 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a

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8. Security Lending - continued

component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,165.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through April 30, 2015.

	Expense Limitations	Reimbursement
Investor Class	.095%	$ 169
Fidelity Advantage Class	.050%	4,216
Institutional Class	.040%	1,224
Fidelity Advantage Institutional Class	.020%	116

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
From net investment income
Investor Class	$ 52,541	$ 100,863
Fidelity Advantage Class	370,707	665,146
Institutional Class	210,488	401,823
Fidelity Advantage Institutional Class	37,711	53,914
Total	$ 671,447	$ 1,221,746

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Investor Class
Shares sold	19,476	39,355	$ 1,329,391	$ 2,384,060
Reinvestment of distributions	745	1,660	50,869	98,060
Shares redeemed	(17,273)	(41,439)	(1,178,182)	(2,495,889)
Net increase (decrease)	2,948	(424)	$ 202,078	$ (13,769)
Fidelity Advantage Class
Shares sold	61,988	139,661	$ 4,222,148	$ 8,405,537
Reinvestment of distributions	5,049	10,502	345,141	620,608
Shares redeemed	(40,106)	(102,964)	(2,731,070)	(6,208,026)
Net increase (decrease)	26,931	47,199	$ 1,836,219	$ 2,818,119
Institutional Class
Shares sold	34,680	90,088	$ 2,362,413	$ 5,417,050
Reinvestment of distributions	3,081	6,803	210,488	401,823
Shares redeemed	(42,696)	(83,402)	(2,894,471)	(5,026,000)
Net increase (decrease)	(4,935)	13,489	$ (321,570)	$ 792,873
Fidelity Advantage Institutional Class
Shares sold	13,832	24,446	$ 929,873	$ 1,448,700
Reinvestment of distributions	551	908	37,711	53,914
Shares redeemed	(4,781)	(7,851)	(326,050)	(475,041)
Net increase (decrease)	9,602	17,503	$ 641,534	$ 1,027,573

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against the securities market index the fund seeks to track and a peer group of funds with similar objectives ("peer group"). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; securities lending revenues; and fund cash flows and other factors.

Semiannual Report

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Spartan 500 Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Spartan 500 Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee from 0.07% to 0.025%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

The Board also considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.07%; Fidelity Advantage Institutional Class: 0.025%; Institutional Class: 0.05%; and Investor Class: 0.10%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Investor Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.05%, 0.02%, 0.04%, and 0.095% through April 30, 2015.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone
Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

UEI-USAN-1014
1.790946.111

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds -
Institutional Class
Fidelity Advantage® Institutional Class

Semiannual Report

(Fidelity Cover Art)

August 31, 2014

Contents

Spartan® Total Market Index Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements

Shareholder Expense Example	(Click Here)	An example of shareholder expenses

Spartan Extended Market Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Spartan International Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Notes	(Click Here)	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Investor Class	.100%
Actual		$ 1,000.00	$ 1,075.90	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.060%
Actual		$ 1,000.00	$ 1,076.20	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31
Institutional Class	.050%
Actual		$ 1,000.00	$ 1,076.20	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26
Fidelity Advantage Institutional Class	.042%
Actual		$ 1,000.00	$ 1,076.30	$ .22
HypotheticalA		$ 1,000.00	$ 1,024.99	$ .21
Class F	.042%
Actual		$ 1,000.00	$ 1,076.20	$ .22
HypotheticalA		$ 1,000.00	$ 1,024.99	$ .21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.8	2.2
Exxon Mobil Corp.	1.9	2.0
Microsoft Corp.	1.5	1.4
Johnson & Johnson	1.3	1.2
General Electric Co.	1.2	1.2
Berkshire Hathaway, Inc. Class B	1.1	1.0
Wells Fargo & Co.	1.1	1.1
Chevron Corp.	1.1	1.1
JPMorgan Chase & Co.	1.0	1.0
Procter & Gamble Co.	1.0	1.0
	14.0
Market Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.4	18.0
Financials	17.1	16.9
Health Care	13.2	13.1
Consumer Discretionary	12.5	13.0
Industrials	11.2	11.4
Energy	9.6	9.1
Consumer Staples	8.0	8.1
Materials	3.8	3.8
Utilities	3.0	3.0
Telecommunication Services	2.1	2.3

Semiannual Report

Spartan Total Market Index Fund

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc. (a)	58,540	$ 1,059,574
Autoliv, Inc.	118,893	12,328,015
BorgWarner, Inc.	256,514	15,952,606
Cooper Tire & Rubber Co.	72,740	2,242,574
Cooper-Standard Holding, Inc. (a)(d)	18,059	1,183,045
Dana Holding Corp.	179,010	4,158,402
Delphi Automotive PLC	315,399	21,945,462
Dorman Products, Inc. (a)(d)	32,717	1,466,703
Drew Industries, Inc.	24,362	1,081,429
Federal-Mogul Corp. Class A (a)	65,766	1,122,626
Fox Factory Holding Corp. (d)	10,471	159,369
Fuel Systems Solutions, Inc. (a)(d)	20,668	209,367
Gentex Corp.	174,142	5,145,896
Gentherm, Inc. (a)(d)	38,502	1,880,823
Johnson Controls, Inc.	762,086	37,197,418
Lear Corp.	91,325	9,235,697
Modine Manufacturing Co. (a)	55,728	792,452
Motorcar Parts of America, Inc. (a)	17,588	533,268
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	11,722	55,562
Remy International, Inc.	14,427	318,837
Shiloh Industries, Inc. (a)	7,922	132,377
Spartan Motors, Inc.	44,931	234,540
Standard Motor Products, Inc.	23,238	873,981
Stoneridge, Inc. (a)	33,804	421,198
Strattec Security Corp.	4,334	347,760
Superior Industries International, Inc.	32,436	630,880
Sypris Solutions, Inc.	16,848	73,626
Tenneco, Inc. (a)	64,500	4,133,160
The Goodyear Tire & Rubber Co.	313,250	8,135,103
Tower International, Inc. (a)	19,656	659,066
TRW Automotive Holdings Corp. (a)	137,074	13,198,855
UQM Technologies, Inc. (a)(d)	38,648	62,223
Visteon Corp. (a)	54,951	5,560,492
		152,532,386
Automobiles - 0.7%
Ford Motor Co.	4,535,155	78,957,049
General Motors Co.	1,521,893	52,961,876
Harley-Davidson, Inc.	252,087	16,022,650
Tesla Motors, Inc. (a)(d)	96,223	25,951,343
Thor Industries, Inc.	55,365	2,973,654
Winnebago Industries, Inc. (a)	39,123	967,512
		177,834,084
Distributors - 0.1%
Core-Mark Holding Co., Inc.	22,316	1,074,739
Genuine Parts Co.	178,880	15,694,931
LKQ Corp. (a)	344,122	9,773,065
Pool Corp.	48,205	2,731,295

	Shares	Value
VOXX International Corp. (a)	18,073	$ 178,923
Weyco Group, Inc.	1,992	53,724
		29,506,677
Diversified Consumer Services - 0.2%
2U, Inc. (d)	6,579	124,343
American Public Education, Inc. (a)	16,975	515,361
Apollo Education Group, Inc. Class A (non-vtg.) (a)	111,836	3,105,686
Ascent Capital Group, Inc. (a)(d)	16,905	1,055,041
Bridgepoint Education, Inc. (a)	9,049	113,746
Bright Horizons Family Solutions, Inc. (a)	32,761	1,332,390
Capella Education Co.	13,812	899,299
Career Education Corp. (a)	44,821	246,067
Carriage Services, Inc.	15,957	297,438
Chegg, Inc. (d)	23,165	160,070
Collectors Universe, Inc.	4,772	96,156
Corinthian Colleges, Inc. (a)(d)	84,173	14,048
DeVry, Inc.	67,010	2,876,739
Education Management Corp. (a)(d)	26,671	34,406
Graham Holdings Co.	4,705	3,381,954
Grand Canyon Education, Inc. (a)(d)	52,030	2,249,777
H&R Block, Inc.	306,192	10,266,618
Houghton Mifflin Harcourt Co.	90,368	1,735,066
ITT Educational Services, Inc. (a)(d)	22,063	185,991
K12, Inc. (a)(d)	35,687	671,986
Learning Tree International, Inc. (a)	3,285	7,687
LifeLock, Inc. (a)(d)	108,404	1,606,547
Lincoln Educational Services Corp.	15,671	40,274
Matthews International Corp. Class A	35,361	1,631,910
National American University Holdings, Inc.	5,378	16,887
Regis Corp. (d)	37,626	568,529
Service Corp. International	236,136	5,235,135
Sotheby's Class A (Ltd. vtg.)	74,799	3,052,547
Steiner Leisure Ltd. (a)	15,523	660,038
Strayer Education, Inc. (a)(d)	14,558	883,962
Universal Technical Institute, Inc.	29,419	328,610
Weight Watchers International, Inc. (a)(d)	23,857	589,029
		43,983,337
Hotels, Restaurants & Leisure - 1.9%
Ambassadors Group, Inc. (a)	24,177	98,159
ARAMARK Holdings Corp.	77,080	1,996,372
Bally Technologies, Inc. (a)	46,562	3,691,901
Belmond Ltd. Class A (a)	110,162	1,407,870
Biglari Holdings, Inc. (d)	1,404	504,527
Biglari Holdings, Inc. rights 9/12/14 (a)(d)	1,404	30,972
BJ's Restaurants, Inc. (a)(d)	35,904	1,338,142
Bloomin' Brands, Inc. (a)	94,643	1,574,860
Bob Evans Farms, Inc.	27,901	1,211,461
Boyd Gaming Corp. (a)(d)	82,652	880,244
Bravo Brio Restaurant Group, Inc. (a)	12,451	179,792
Brinker International, Inc.	84,914	4,152,295
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Buffalo Wild Wings, Inc. (a)(d)	20,168	$ 2,979,822
Burger King Worldwide, Inc. (d)	100,568	3,222,199
Caesars Entertainment Corp. (a)(d)	37,816	508,247
Carnival Corp. unit	503,525	19,073,527
Carrols Restaurant Group, Inc. (a)	34,793	253,641
Century Casinos, Inc. (a)	28,742	148,884
Chipotle Mexican Grill, Inc. (a)	35,695	24,224,412
Choice Hotels International, Inc.	44,031	2,384,719
Churchill Downs, Inc.	15,167	1,428,276
Chuy's Holdings, Inc. (a)(d)	19,492	512,640
ClubCorp Holdings, Inc.	34,731	644,607
Cosi, Inc. (a)(d)	11,735	18,893
Cracker Barrel Old Country Store, Inc.	24,866	2,496,795
Darden Restaurants, Inc. (d)	150,278	7,111,155
Del Frisco's Restaurant Group, Inc. (a)(d)	28,720	635,574
Denny's Corp. (a)	93,175	636,385
Diamond Resorts International, Inc. (a)	18,779	469,851
DineEquity, Inc.	19,807	1,647,942
Domino's Pizza, Inc.	66,862	5,044,738
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,614
Dover Motorsports, Inc.	9,993	26,481
Dunkin' Brands Group, Inc. (d)	121,165	5,275,524
Einstein Noah Restaurant Group, Inc.	21,901	311,651
Empire Resorts, Inc. (a)(d)	5,314	23,700
Entertainment Gaming Asia, Inc.	8,246	4,370
Extended Stay America, Inc. unit	62,934	1,501,605
Famous Dave's of America, Inc. (a)(d)	7,623	206,660
Fiesta Restaurant Group, Inc. (a)(d)	33,170	1,628,315
Frisch's Restaurants, Inc.	500	12,720
Hilton Worldwide Holdings, Inc.	353,927	8,961,432
Hyatt Hotels Corp. Class A (a)	74,342	4,541,553
Ignite Restaurant Group, Inc. (a)(d)	4,841	35,727
International Game Technology	278,289	4,691,953
International Speedway Corp. Class A	32,760	1,097,132
Interval Leisure Group, Inc.	46,155	997,871
Intrawest Resorts Holdings, Inc.	22,150	254,947
Isle of Capri Casinos, Inc. (a)	20,657	170,833
Jack in the Box, Inc.	42,139	2,505,164
Jamba, Inc. (a)(d)	19,136	279,577
Kona Grill, Inc. (a)	4,029	70,225
Krispy Kreme Doughnuts, Inc. (a)(d)	81,924	1,393,527
La Quinta Holdings, Inc.	63,413	1,252,407
Lakes Entertainment, Inc. (a)	2,872	13,068
Las Vegas Sands Corp.	443,932	29,525,917
Life Time Fitness, Inc. (a)(d)	49,894	2,300,113
Luby's, Inc. (a)	14,614	80,231
Marcus Corp.	22,859	416,262
Marriott International, Inc. Class A	251,677	17,466,384
Marriott Vacations Worldwide Corp. (a)	31,069	1,851,402
McDonald's Corp.	1,136,708	106,532,274

	Shares	Value
MGM Mirage, Inc. (a)	382,018	$ 9,347,980
Monarch Casino & Resort, Inc. (a)	11,528	146,636
Morgans Hotel Group Co. (a)	27,678	209,246
MTR Gaming Group, Inc. (a)	11,304	50,981
Multimedia Games Holding Co., Inc. (a)	34,238	952,159
Noodles & Co. (a)	16,951	331,731
Norwegian Cruise Line Holdings Ltd. (a)(d)	107,864	3,592,950
Panera Bread Co. Class A (a)(d)	29,209	4,379,597
Papa John's International, Inc.	38,520	1,525,392
Penn National Gaming, Inc. (a)	66,856	754,804
Pinnacle Entertainment, Inc. (a)(d)	61,922	1,547,431
Pizza Inn Holdings, Inc. (a)(d)	9,079	72,814
Popeyes Louisiana Kitchen, Inc. (a)	24,822	995,362
Potbelly Corp. (d)	17,598	212,936
Premier Exhibitions, Inc. (a)	7,733	5,645
RCI Hospitality Holdings, Inc. (a)(d)	5,726	68,311
Red Lion Hotels Corp. (a)	3,129	18,148
Red Robin Gourmet Burgers, Inc. (a)(d)	21,139	1,122,481
Royal Caribbean Cruises Ltd.	187,296	11,941,993
Ruby Tuesday, Inc. (a)(d)	88,086	543,491
Ruth's Hospitality Group, Inc.	33,916	378,163
Scientific Games Corp. Class A (a)(d)	45,645	463,297
SeaWorld Entertainment, Inc.	80,309	1,669,624
Six Flags Entertainment Corp.	119,451	4,357,572
Sonic Corp.	98,965	2,089,151
Speedway Motorsports, Inc.	7,569	140,783
Starbucks Corp.	870,660	67,746,055
Starwood Hotels & Resorts Worldwide, Inc.	213,692	18,065,522
Texas Roadhouse, Inc. Class A	57,171	1,520,177
The Cheesecake Factory, Inc. (d)	58,805	2,643,285
Town Sports International Holdings, Inc.	13,107	73,268
Vail Resorts, Inc.	44,936	3,571,963
Wendy's Co.	318,091	2,592,442
Wyndham Worldwide Corp.	150,698	12,197,496
Wynn Resorts Ltd.	92,850	17,908,908
Yum! Brands, Inc.	510,498	36,975,370
Zoe's Kitchen, Inc.	15,464	451,085
		494,603,790
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	9,782	148,295
Beazer Homes U.S.A., Inc. (a)(d)	23,951	451,476
Blyth, Inc. (d)	16,038	106,172
Cavco Industries, Inc. (a)(d)	9,813	700,943
Cobra Electronics Corp. (a)	1,032	4,417
Comstock Holding Companies, Inc. Class A (a)(d)	10,474	12,359
CSS Industries, Inc.	16,118	407,463
D.R. Horton, Inc.	371,845	8,061,600
Dixie Group, Inc. (a)	6,244	60,255
Emerson Radio Corp. (a)	23,724	51,718
Ethan Allen Interiors, Inc. (d)	25,611	646,166
Flexsteel Industries, Inc.	6,435	225,482
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Garmin Ltd. (d)	139,580	$ 7,583,381
Harman International Industries, Inc.	77,256	8,890,620
Helen of Troy Ltd. (a)	38,566	2,245,313
Hooker Furniture Corp.	13,495	201,615
Hovnanian Enterprises, Inc. Class A (a)(d)	177,163	744,085
Installed Building Products, Inc. (a)	13,724	183,490
iRobot Corp. (a)(d)	34,979	1,134,369
Jarden Corp. (a)	139,089	8,316,131
KB Home	95,494	1,695,019
Koss Corp.	2,669	6,139
La-Z-Boy, Inc.	54,902	1,171,609
Leggett & Platt, Inc.	173,875	6,101,274
Lennar Corp. Class A (d)	188,422	7,382,374
LGI Homes, Inc. (d)	15,810	302,287
Libbey, Inc. (a)	27,649	763,112
Lifetime Brands, Inc.	10,885	187,222
M.D.C. Holdings, Inc. (d)	36,801	1,067,597
M/I Homes, Inc. (a)(d)	24,871	566,064
Meritage Homes Corp. (a)	46,552	1,921,201
Mohawk Industries, Inc. (a)	71,448	10,432,837
NACCO Industries, Inc. Class A	6,219	323,388
New Home Co. LLC (a)	11,951	169,824
Newell Rubbermaid, Inc.	324,627	10,881,497
NVR, Inc. (a)(d)	5,106	5,990,308
PulteGroup, Inc.	383,741	7,375,502
Ryland Group, Inc. (d)	46,168	1,712,833
Skullcandy, Inc. (a)	12,653	104,893
Skyline Corp. (a)	21,741	78,920
Standard Pacific Corp. (a)(d)	138,811	1,161,848
Stanley Furniture Co., Inc. (a)	5,699	15,501
Taylor Morrison Home Corp. (a)	26,856	532,823
Tempur Sealy International, Inc. (a)	69,336	4,057,543
Toll Brothers, Inc. (a)(d)	172,192	6,128,313
TRI Pointe Homes, Inc. (a)	170,220	2,519,256
Tupperware Brands Corp.	56,734	4,156,333
Turtle Beach Corp. (a)	6,672	47,571
UCP, Inc. (a)	9,479	120,857
Universal Electronics, Inc. (a)	17,819	974,165
WCI Communities, Inc. (a)	8,622	172,009
Whirlpool Corp.	87,847	13,442,348
William Lyon Homes, Inc. (a)	19,764	504,575
Zagg, Inc. (a)	21,268	125,481
		132,367,873
Internet & Catalog Retail - 1.2%
1-800-FLOWERS.com, Inc. Class A (a)	31,570	162,586
Amazon.com, Inc. (a)	432,783	146,730,748
Blue Nile, Inc. (a)(d)	17,894	508,190
Coupons.com, Inc. (a)(d)	21,055	321,720
dELiA*s, Inc. (a)(d)	2,977	1,399
Expedia, Inc.	116,317	9,991,630

	Shares	Value
FTD Companies, Inc. (a)(d)	25,393	$ 841,016
Gaiam, Inc. Class A (a)	12,609	93,559
Geeknet, Inc. (a)	2,810	30,966
Groupon, Inc. Class A (a)(d)	426,564	2,900,635
HomeAway, Inc. (a)(d)	82,532	2,740,062
HSN, Inc.	37,772	2,288,605
Lands' End, Inc. (a)(d)	14,413	496,960
Liberty Interactive Corp.:
(Venture Group) Series A (a)	80,926	3,082,471
Series A (a)	564,659	16,668,734
Liberty TripAdvisor Holdings, Inc. (a)	80,926	2,894,723
Netflix, Inc. (a)	69,162	33,034,538
NutriSystem, Inc.	26,922	439,367
Orbitz Worldwide, Inc. (a)	80,976	664,003
Overstock.com, Inc. (a)(d)	14,467	255,632
PetMed Express, Inc. (d)	32,292	454,671
priceline.com, Inc. (a)	60,423	75,184,943
RetailMeNot, Inc. (a)(d)	11,243	209,682
Shutterfly, Inc. (a)	48,378	2,467,762
TripAdvisor, Inc. (a)(d)	128,089	12,692,339
U.S. Auto Parts Network, Inc. (a)	5,048	15,396
ValueVision Media, Inc. Class A (a)	41,726	195,695
zulily, Inc. Class A (d)	24,900	816,720
		316,184,752
Leisure Products - 0.1%
Arctic Cat, Inc.	18,718	692,940
Black Diamond, Inc. (a)(d)	20,004	169,634
Brunswick Corp.	110,580	4,754,940
Callaway Golf Co.	77,147	587,089
Hasbro, Inc.	131,724	6,935,927
JAKKS Pacific, Inc. (a)(d)	19,661	133,302
Johnson Outdoors, Inc. Class A	3,505	92,847
Leapfrog Enterprises, Inc. Class A (a)(d)	85,630	554,882
Malibu Boats, Inc. Class A (a)	9,139	190,183
Marine Products Corp.	11,741	94,867
Mattel, Inc.	388,136	13,386,811
Nautilus, Inc. (a)	31,083	367,401
Polaris Industries, Inc.	74,931	10,893,469
Smith & Wesson Holding Corp. (a)(d)	80,794	894,390
Sturm, Ruger & Co., Inc. (d)	24,417	1,230,861
Summer Infant, Inc. (a)	32,605	138,571
		41,118,114
Media - 3.5%
A.H. Belo Corp. Class A	22,177	255,479
AMC Entertainment Hld, Inc. Class A	19,892	470,844
AMC Networks, Inc. Class A (a)(d)	71,600	4,480,370
Ballantyne of Omaha, Inc. (a)	17,964	82,634
Cablevision Systems Corp. - NY Group Class A	252,827	4,679,828
Carmike Cinemas, Inc. (a)	22,094	748,324
CBS Corp. Class B	565,035	33,500,925
CBS Outdoor Americas, Inc.	139,131	4,781,932
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Central European Media Enterprises Ltd. Class A (a)(d)	56,729	$ 140,688
Charter Communications, Inc. Class A (a)	80,828	12,679,488
Cinedigm Corp. (a)	56,149	104,999
Cinemark Holdings, Inc.	124,821	4,404,933
Clear Channel Outdoor Holding, Inc. Class A	41,131	285,449
Comcast Corp. Class A	3,002,550	164,329,562
Crown Media Holdings, Inc. Class A (a)(d)	24,979	86,178
Cumulus Media, Inc. Class A (a)(d)	122,704	563,211
DIRECTV (a)	546,908	47,280,197
Discovery Communications, Inc.:
Class A (a)	266,951	11,671,098
Class C (non-vtg.) (a)	266,951	11,470,884
DISH Network Corp. Class A (a)	241,443	15,647,921
DreamWorks Animation SKG, Inc. Class A (a)(d)	82,729	1,806,388
E.W. Scripps Co. Class A (a)(d)	36,313	688,494
Emmis Communications Corp. Class A (a)	7,973	20,411
Entercom Communications Corp. Class A (a)(d)	21,235	193,876
Entravision Communication Corp. Class A	63,982	293,038
Gannett Co., Inc.	257,425	8,690,668
Gray Television, Inc. (a)(d)	54,130	537,511
Harte-Hanks, Inc.	45,482	318,829
Hemisphere Media Group, Inc. (a)(d)	2,493	28,645
Insignia Systems, Inc. (a)	5,038	15,870
Interpublic Group of Companies, Inc.	525,417	10,261,394
John Wiley & Sons, Inc. Class A	54,942	3,293,773
Journal Communications, Inc. Class A (a)	65,699	651,734
Lamar Advertising Co. Class A	69,336	3,638,753
Lee Enterprises, Inc. (a)(d)	58,988	239,491
Liberty Global PLC:
Class A (a)	254,364	11,108,076
Class C	611,901	25,657,009
Liberty Media Corp.:
Class A (a)	117,554	5,787,183
Class C (a)	235,108	11,395,685
Live Nation Entertainment, Inc. (a)	175,329	3,850,225
Loral Space & Communications Ltd. (a)	15,593	1,168,228
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	39,255	169,189
Media General, Inc. Class A (a)	21,745	335,090
Meredith Corp.	48,888	2,277,203
Morningstar, Inc.	31,944	2,193,914
National CineMedia, Inc.	63,847	932,166
New Media Investment Group, Inc.	26,312	459,671
News Corp. Class A (a)	570,404	10,053,371
Nexstar Broadcasting Group, Inc. Class A	29,134	1,329,676

	Shares	Value
Omnicom Group, Inc.	295,350	$ 21,268,154
Radio One, Inc. Class D (non-vtg.) (a)(d)	32,336	97,331
ReachLocal, Inc. (a)(d)	5,194	27,320
Regal Entertainment Group Class A	109,971	2,314,890
Rentrak Corp. (a)(d)	11,595	592,041
RLJ Entertainment, Inc. (a)	17,180	55,663
Saga Communications, Inc. Class A	3,400	129,302
Salem Communications Corp. Class A	1,732	14,358
Scholastic Corp.	25,364	888,755
Scripps Networks Interactive, Inc. Class A	128,495	10,242,336
SFX Entertainment, Inc. (d)	45,804	323,834
Sinclair Broadcast Group, Inc. Class A	88,523	2,571,593
Sirius XM Holdings, Inc. (a)(d)	3,471,318	12,600,884
Sizmek, Inc. (a)	26,444	232,707
Spanish Broadcasting System, Inc. Class A (a)	698	3,378
Starz Series A (a)	120,965	3,784,995
The Madison Square Garden Co. Class A (a)	76,074	5,086,308
The McClatchy Co. Class A (a)(d)	60,729	273,888
The New York Times Co. Class A	162,888	2,016,553
The Walt Disney Co.	1,878,640	168,852,163
Time Warner Cable, Inc.	319,135	47,209,641
Time Warner, Inc.	1,026,047	79,036,400
Time, Inc. (a)	128,255	3,011,427
Twenty-First Century Fox, Inc. Class A	2,235,247	79,172,449
Viacom, Inc. Class B (non-vtg.)	455,180	36,937,857
World Wrestling Entertainment, Inc. Class A (d)	44,310	644,267
		902,448,999
Multiline Retail - 0.6%
Big Lots, Inc.	72,215	3,347,165
Burlington Stores, Inc. (d)	29,361	1,047,307
Dillard's, Inc. Class A	32,687	3,736,778
Dollar General Corp. (a)	347,046	22,207,474
Dollar Tree, Inc. (a)	244,838	13,129,438
Family Dollar Stores, Inc.	108,786	8,684,386
Fred's, Inc. Class A	41,012	583,601
Gordmans Stores, Inc. (d)	10,233	36,225
J.C. Penney Co., Inc. (a)(d)	341,476	3,687,941
Kohl's Corp.	228,989	13,462,263
Macy's, Inc.	421,278	26,241,407
Nordstrom, Inc.	169,311	11,724,787
Sears Holdings Corp. (a)(d)	51,690	1,798,812
Target Corp.	728,925	43,786,525
The Bon-Ton Stores, Inc.	19,775	208,824
Tuesday Morning Corp. (a)(d)	41,198	724,261
		154,407,194
Specialty Retail - 2.3%
Aarons, Inc. Class A	97,238	2,491,238
Abercrombie & Fitch Co. Class A	83,791	3,502,464
Advance Auto Parts, Inc.	82,744	11,287,936
Aeropostale, Inc. (a)(d)	70,783	296,581
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
America's Car Mart, Inc. (a)(d)	10,422	$ 441,476
American Eagle Outfitters, Inc. (d)	183,756	2,587,284
ANN, Inc. (a)	54,843	2,272,694
Asbury Automotive Group, Inc. (a)	40,476	2,820,368
Ascena Retail Group, Inc. (a)	155,242	2,699,658
AutoNation, Inc. (a)(d)	75,566	4,099,456
AutoZone, Inc. (a)	38,670	20,836,943
Barnes & Noble, Inc. (a)(d)	41,457	989,164
bebe stores, Inc. (d)	66,951	220,938
Bed Bath & Beyond, Inc. (a)(d)	241,580	15,523,931
Best Buy Co., Inc.	316,531	10,094,174
Big 5 Sporting Goods Corp.	16,237	165,617
Books-A-Million, Inc. (a)	4,414	8,872
Brown Shoe Co., Inc.	50,061	1,493,820
Build-A-Bear Workshop, Inc. (a)	15,205	198,273
Cabela's, Inc. Class A (a)(d)	53,100	3,240,162
Cache, Inc. (a)	2,880	2,693
CarMax, Inc. (a)(d)	255,540	13,390,296
Chico's FAS, Inc.	193,672	3,060,018
Christopher & Banks Corp. (a)	57,707	552,256
Citi Trends, Inc. (a)	14,433	335,712
Conn's, Inc. (a)(d)	26,557	1,190,550
CST Brands, Inc.	80,048	2,788,872
Destination Maternity Corp.	22,235	429,803
Destination XL Group, Inc. (a)(d)	42,389	211,945
Dick's Sporting Goods, Inc.	112,695	5,079,164
DSW, Inc. Class A	85,923	2,658,458
Express, Inc. (a)	106,219	1,841,837
Finish Line, Inc. Class A	46,538	1,378,921
Five Below, Inc. (a)(d)	56,234	2,280,851
Foot Locker, Inc.	173,316	9,724,761
Francesca's Holdings Corp. (a)	45,454	636,356
GameStop Corp. Class A	133,177	5,620,069
Gap, Inc.	299,689	13,830,647
Genesco, Inc. (a)(d)	32,141	2,548,781
GNC Holdings, Inc.	107,348	4,073,857
Group 1 Automotive, Inc.	20,341	1,630,535
Guess?, Inc.	63,670	1,492,425
Haverty Furniture Companies, Inc.	22,550	524,739
hhgregg, Inc. (a)(d)	15,184	108,566
Hibbett Sports, Inc. (a)(d)	34,547	1,569,470
Home Depot, Inc.	1,575,758	147,333,373
Kirkland's, Inc. (a)	21,240	378,709
L Brands, Inc.	276,125	17,630,581
Lithia Motors, Inc. Class A (sub. vtg.)	27,731	2,424,244
Lowe's Companies, Inc.	1,141,631	59,947,044
Lumber Liquidators Holdings, Inc. (a)(d)	31,297	1,790,814
MarineMax, Inc. (a)(d)	36,815	635,427
Mattress Firm Holding Corp. (a)(d)	21,081	1,207,730
Monro Muffler Brake, Inc.	39,787	2,058,977
Murphy U.S.A., Inc. (a)(d)	44,959	2,448,917

	Shares	Value
New York & Co., Inc. (a)	19,427	$ 66,052
O'Reilly Automotive, Inc. (a)	121,652	18,975,279
Office Depot, Inc. (a)	562,961	2,882,360
Outerwall, Inc. (a)(d)	30,388	1,790,765
Pacific Sunwear of California, Inc. (a)	60,120	125,050
Penske Automotive Group, Inc.	59,093	2,834,691
Perfumania Holdings, Inc. (a)	876	5,694
PetSmart, Inc.	117,037	8,376,338
Pier 1 Imports, Inc.	103,847	1,636,629
RadioShack Corp. (a)(d)	135,907	217,451
Rent-A-Center, Inc. (d)	61,802	1,721,804
Restoration Hardware Holdings, Inc. (a)(d)	30,600	2,566,422
Ross Stores, Inc.	247,998	18,704,009
Sally Beauty Holdings, Inc. (a)	173,033	4,824,160
Sears Hometown & Outlet Stores, Inc. (a)	10,000	191,800
Select Comfort Corp. (a)	68,724	1,537,356
Shoe Carnival, Inc.	21,330	459,235
Signet Jewelers Ltd.	92,593	10,913,937
Sonic Automotive, Inc. Class A (sub. vtg.)	32,657	806,628
Stage Stores, Inc.	33,300	581,751
Staples, Inc. (d)	763,388	8,916,372
Stein Mart, Inc.	28,029	348,961
Systemax, Inc. (a)	6,560	95,645
The Buckle, Inc. (d)	31,903	1,568,990
The Cato Corp. Class A (sub. vtg.)	30,985	1,074,250
The Children's Place Retail Stores, Inc. (d)	22,249	1,196,106
The Container Store Group, Inc. (d)	22,029	465,693
The Men's Wearhouse, Inc.	53,679	2,900,276
The Pep Boys - Manny, Moe & Jack (a)(d)	83,764	931,456
Tiffany & Co., Inc.	125,464	12,664,336
Tile Shop Holdings, Inc. (a)(d)	33,873	391,233
Tilly's, Inc. (a)(d)	6,806	55,469
TJX Companies, Inc.	820,096	48,885,923
Tractor Supply Co.	159,122	10,653,218
Trans World Entertainment Corp.	2,977	9,884
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	72,658	7,070,350
Urban Outfitters, Inc. (a)	117,805	4,687,461
Vitamin Shoppe, Inc. (a)(d)	37,155	1,456,104
West Marine, Inc. (a)	12,739	139,747
Wet Seal, Inc. Class A (a)(d)	66,930	68,269
Williams-Sonoma, Inc.	104,808	6,893,222
Winmark Corp.	1,991	143,750
Zumiez, Inc. (a)(d)	31,066	1,004,985
		588,927,558
Textiles, Apparel & Luxury Goods - 0.8%
American Apparel, Inc. (a)(d)	42,333	40,005
Carter's, Inc.	59,364	4,914,152
Cherokee, Inc.	20,319	361,881
Coach, Inc.	316,139	11,643,399
Columbia Sportswear Co.	17,213	1,310,942
Crocs, Inc. (a)	99,425	1,536,116
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Culp, Inc.	7,038	$ 128,725
Deckers Outdoor Corp. (a)	39,135	3,609,812
Delta Apparel, Inc. (a)	1,905	18,002
Fossil Group, Inc. (a)	55,600	5,631,724
G-III Apparel Group Ltd. (a)	22,660	1,870,356
Hanesbrands, Inc.	122,600	12,588,568
Iconix Brand Group, Inc. (a)(d)	61,164	2,546,257
Joe's Jeans, Inc. (a)(d)	32,503	34,128
Kate Spade & Co. (a)	142,931	4,622,389
lululemon athletica, Inc. (a)(d)	120,081	4,794,834
Michael Kors Holdings Ltd. (a)	206,174	16,518,661
Movado Group, Inc.	22,005	817,046
NIKE, Inc. Class B	855,320	67,185,386
Oxford Industries, Inc.	16,560	1,015,625
Perry Ellis International, Inc. (a)	7,954	159,637
PVH Corp.	93,208	10,881,102
Quiksilver, Inc. (a)(d)	190,833	555,324
R.G. Barry Corp.	3,640	69,051
Ralph Lauren Corp.	67,433	11,409,664
Rocky Brands, Inc.	8,326	123,891
Sequential Brands Group, Inc. (a)(d)	30,634	408,964
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	52,325	3,054,210
Steven Madden Ltd. (a)	61,062	2,075,497
Superior Uniform Group, Inc.	859	18,683
Tumi Holdings, Inc. (a)(d)	57,908	1,301,772
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	184,255	12,595,672
Unifi, Inc. (a)	18,843	537,214
Vera Bradley, Inc. (a)	20,509	420,845
VF Corp.	407,704	26,141,980
Vince Holding Corp. (d)	20,302	736,963
Wolverine World Wide, Inc. (d)	127,356	3,382,575
		215,061,052
TOTAL CONSUMER DISCRETIONARY		3,248,975,816
CONSUMER STAPLES - 8.0%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)(d)	11,423	2,524,255
Brown-Forman Corp. Class B (non-vtg.)	196,483	18,206,115
Coca-Cola Bottling Co. Consolidated	4,325	321,607
Coca-Cola Enterprises, Inc.	270,815	12,939,541
Constellation Brands, Inc. Class A (sub. vtg.) (a)	192,755	16,787,033
Craft Brew Alliance, Inc. (a)(d)	5,908	77,986
Dr. Pepper Snapple Group, Inc.	221,837	13,957,984
MGP Ingredients, Inc.	4,299	51,244
Molson Coors Brewing Co. Class B	184,230	13,623,809
Monster Beverage Corp. (a)	155,153	13,717,077
National Beverage Corp. (a)	7,694	141,031

	Shares	Value
PepsiCo, Inc.	1,760,905	$ 162,866,103
Primo Water Corp. (a)	8,907	40,705
REED'S, Inc. (a)	1,830	10,943
The Coca-Cola Co.	4,385,821	182,976,452
		438,241,885
Food & Staples Retailing - 1.8%
Andersons, Inc.	32,320	2,222,646
Casey's General Stores, Inc.	41,971	3,008,901
Chefs' Warehouse Holdings (a)(d)	22,894	432,468
Costco Wholesale Corp.	509,060	61,636,985
CVS Caremark Corp.	1,362,482	108,249,195
Fairway Group Holdings Corp. (a)(d)	15,014	67,413
Fresh Market, Inc. (a)(d)	50,188	1,673,770
Ingles Markets, Inc. Class A	19,385	489,277
Kroger Co.	588,041	29,978,330
Liberator Medical Holdings, Inc. (d)	55,593	163,999
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	12,082	222,913
Pantry, Inc. (a)	24,320	514,854
PriceSmart, Inc.	20,999	1,881,930
Rite Aid Corp. (a)	1,044,897	6,499,259
Roundy's, Inc. (d)	53,080	198,519
Safeway, Inc.	286,105	9,950,732
SpartanNash Co.	45,162	970,531
Sprouts Farmers Market LLC (d)	123,619	3,824,772
SUPERVALU, Inc. (a)(d)	227,696	2,174,497
Sysco Corp.	672,707	25,448,506
United Natural Foods, Inc. (a)(d)	58,263	3,745,728
Village Super Market, Inc. Class A	3,352	76,861
Wal-Mart Stores, Inc.	1,877,689	141,765,520
Walgreen Co.	1,018,974	61,668,306
Weis Markets, Inc.	10,922	469,100
Whole Foods Market, Inc.	426,785	16,704,365
		484,039,377
Food Products - 1.5%
Alico, Inc.	172	6,715
Annie's, Inc. (a)(d)	21,708	692,268
Archer Daniels Midland Co.	758,360	37,811,830
B&G Foods, Inc. Class A	63,705	1,923,891
Boulder Brands, Inc. (a)(d)	68,009	915,401
Bunge Ltd.	173,371	14,675,855
Cal-Maine Foods, Inc.	14,807	1,171,382
Calavo Growers, Inc.	11,480	447,146
Campbell Soup Co.	209,215	9,377,016
Chiquita Brands International, Inc. (a)	44,016	611,822
Coffee Holding Co., Inc. (a)(d)	3,401	23,399
ConAgra Foods, Inc.	482,773	15,545,291
Darling International, Inc. (a)	198,455	3,826,212
Dean Foods Co.	114,288	1,849,180
Diamond Foods, Inc. (a)	29,572	815,300
Farmer Brothers Co. (a)	3,100	72,447
Flowers Foods, Inc.	226,566	4,436,162
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Fresh Del Monte Produce, Inc.	46,236	$ 1,476,778
General Mills, Inc.	715,605	38,198,995
Hormel Foods Corp.	178,475	9,045,113
Ingredion, Inc.	84,243	6,719,222
Inventure Foods, Inc. (a)	20,016	242,594
J&J Snack Foods Corp.	19,285	1,826,482
John B. Sanfilippo & Son, Inc.	4,594	141,311
Kellogg Co.	293,046	19,039,199
Keurig Green Mountain, Inc.	147,919	19,720,561
Kraft Foods Group, Inc.	683,421	40,253,497
Lancaster Colony Corp.	25,658	2,268,424
Lifeway Foods, Inc. (a)(d)	1,247	17,258
Limoneira Co. (d)	9,963	241,403
McCormick & Co., Inc. (non-vtg.)	157,258	10,959,310
Mead Johnson Nutrition Co. Class A	232,794	22,255,106
Mondelez International, Inc.	1,965,952	71,147,803
Omega Protein Corp. (a)	32,056	483,084
Pilgrims Pride Corp. (a)(d)	80,459	2,403,310
Pinnacle Foods, Inc.	66,881	2,164,269
Post Holdings, Inc. (a)(d)	45,634	1,687,089
Sanderson Farms, Inc. (d)	23,484	2,191,527
Seneca Foods Corp. Class A (a)	7,029	212,065
Snyders-Lance, Inc.	63,066	1,719,179
The Hain Celestial Group, Inc. (a)(d)	54,436	5,354,325
The Hershey Co.	171,395	15,668,931
The J.M. Smucker Co.	124,221	12,745,075
Tootsie Roll Industries, Inc.	31,326	884,960
TreeHouse Foods, Inc. (a)	47,631	3,930,510
Tyson Foods, Inc. Class A	341,816	13,009,517
WhiteWave Foods Co. (a)	197,524	6,917,290
		407,125,504
Household Products - 1.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	43,877	395,332
Church & Dwight Co., Inc.	156,776	10,698,394
Clorox Co. (d)	141,939	12,575,795
Colgate-Palmolive Co.	1,009,982	65,376,135
Energizer Holdings, Inc.	78,749	9,569,578
Harbinger Group, Inc. (a)	57,474	744,288
Kimberly-Clark Corp.	436,557	47,148,156
Oil-Dri Corp. of America	644	19,281
Orchids Paper Products Co.	5,202	144,720
Procter & Gamble Co.	3,135,148	260,562,150
Spectrum Brands Holdings, Inc.	29,166	2,525,776
WD-40 Co.	17,410	1,196,067
		410,955,672
Personal Products - 0.2%
Avon Products, Inc.	507,422	7,124,205
Coty, Inc. Class A (d)	75,823	1,303,397
Cyanotech Corp. (a)	2,300	11,017

	Shares	Value
Elizabeth Arden, Inc. (a)(d)	31,918	$ 545,798
Estee Lauder Companies, Inc. Class A	295,516	22,704,494
Herbalife Ltd. (d)	102,302	5,215,356
IGI Laboratories, Inc. (a)	24,333	167,654
Inter Parfums, Inc.	25,837	786,995
LifeVantage Corp. (a)	61,077	77,568
Mannatech, Inc. (a)	599	7,949
MediFast, Inc. (a)(d)	10,225	343,560
Nature's Sunshine Products, Inc.	2,859	47,031
Nu Skin Enterprises, Inc. Class A	67,162	3,003,485
Nutraceutical International Corp. (a)	4,799	116,328
Revlon, Inc. (a)	13,966	474,425
Rock Creek Pharmaceuticals, Inc. (a)(d)	176,304	59,996
The Female Health Co.	11,731	45,282
USANA Health Sciences, Inc. (a)(d)	12,622	921,785
		42,956,325
Tobacco - 1.2%
Alliance One International, Inc. (a)	89,449	198,577
Altria Group, Inc.	2,298,647	99,025,713
Lorillard, Inc.	419,500	25,044,150
Philip Morris International, Inc.	1,833,785	156,935,320
Reynolds American, Inc.	362,408	21,189,996
Universal Corp. (d)	28,408	1,498,806
Vector Group Ltd.	80,649	1,926,705
		305,819,267
TOTAL CONSUMER STAPLES		2,089,138,030
ENERGY - 9.6%
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc. (a)	74,378	3,675,017
Baker Hughes, Inc.	496,772	34,346,816
Basic Energy Services, Inc. (a)(d)	48,473	1,173,531
Bolt Technology Corp.	7,172	120,490
Bristow Group, Inc.	42,605	3,109,313
C&J Energy Services, Inc. (a)(d)	59,040	1,693,858
Cal Dive International, Inc. (a)(d)	171,858	136,197
Cameron International Corp. (a)	243,036	18,064,866
Carbo Ceramics, Inc. (d)	21,033	2,262,940
Core Laboratories NV	52,255	8,255,767
Dawson Geophysical Co.	7,871	178,042
Diamond Offshore Drilling, Inc. (d)	83,655	3,675,801
Dresser-Rand Group, Inc. (a)	84,181	5,833,743
Dril-Quip, Inc. (a)	48,739	4,945,546
ENGlobal Corp. (a)	5,637	15,896
Ensco PLC Class A	263,111	13,281,843
Era Group, Inc. (a)	20,388	522,137
Exterran Holdings, Inc. (d)	75,471	3,519,213
FMC Technologies, Inc. (a)	269,266	16,651,409
Forbes Energy Services Ltd. (a)	500	2,480
Forum Energy Technologies, Inc. (a)	70,638	2,405,224
Frank's International NV	47,687	960,893
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Geospace Technologies Corp. (a)(d)	13,736	$ 564,824
GreenHunter Energy, Inc. (a)(d)	12,193	24,508
Gulf Island Fabrication, Inc.	15,288	322,118
Gulfmark Offshore, Inc. Class A	30,820	1,239,272
Halliburton Co.	970,449	65,612,057
Helix Energy Solutions Group, Inc. (a)	125,576	3,430,736
Helmerich & Payne, Inc.	122,466	12,865,053
Hercules Offshore, Inc. (a)(d)	189,533	638,726
Hornbeck Offshore Services, Inc. (a)(d)	41,835	1,826,516
ION Geophysical Corp. (a)	155,410	536,165
Key Energy Services, Inc. (a)	163,573	1,030,510
Matrix Service Co. (a)	33,419	942,750
McDermott International, Inc. (a)(d)	280,872	2,022,278
Mitcham Industries, Inc. (a)(d)	23,287	306,457
Nabors Industries Ltd.	317,540	8,640,263
National Oilwell Varco, Inc.	492,152	42,536,697
Natural Gas Services Group, Inc. (a)	21,602	641,147
Newpark Resources, Inc. (a)	85,435	1,053,414
Noble Corp.	284,192	8,088,104
Nuverra Environmental Solutions, Inc. (a)(d)	16,034	216,459
Oceaneering International, Inc.	124,095	8,632,048
Oil States International, Inc. (a)	56,000	3,614,800
Paragon Offshore PLC (a)(d)	94,730	882,884
Parker Drilling Co. (a)	145,338	912,723
Patterson-UTI Energy, Inc.	161,131	5,565,465
PHI, Inc. (non-vtg.) (a)	18,377	785,801
Pioneer Energy Services Corp. (a)	82,168	1,263,744
RigNet, Inc. (a)	15,376	717,598
Rowan Companies PLC	158,021	4,791,197
RPC, Inc.	78,821	1,794,754
Schlumberger Ltd.	1,510,345	165,594,226
SEACOR Holdings, Inc. (a)(d)	20,388	1,663,661
Seventy Seven Energy, Inc. (a)(d)	41,378	971,142
Superior Energy Services, Inc.	184,941	6,628,285
Synthesis Energy Systems, Inc. (a)	39,903	48,283
Tesco Corp.	36,928	783,612
TETRA Technologies, Inc. (a)(d)	84,417	996,121
TGC Industries, Inc. (a)	15,685	62,740
Tidewater, Inc.	61,246	3,115,584
Transocean Ltd. (United States) (d)	387,022	14,958,400
Unit Corp. (a)	53,513	3,521,691
Vantage Drilling Co. (a)(d)	203,586	362,383
Weatherford International Ltd. (a)	889,427	21,070,526
Willbros Group, Inc. (a)	69,552	760,899
		526,867,643
Oil, Gas & Consumable Fuels - 7.6%
Abraxas Petroleum Corp. (a)	126,005	744,690
Adams Resources & Energy, Inc.	1,804	118,324
Alon U.S.A. Energy, Inc.	48,399	804,875
Alpha Natural Resources, Inc. (a)(d)	236,910	935,795

	Shares	Value
American Eagle Energy Corp. (a)(d)	29,424	$ 154,182
Amyris, Inc. (a)(d)	41,172	173,746
Anadarko Petroleum Corp.	585,905	66,025,634
Antero Resources Corp. (d)	45,305	2,620,894
Apache Corp.	451,751	46,001,804
APCO Oil and Gas International, Inc. (a)	12,221	173,905
Approach Resources, Inc. (a)(d)	44,511	795,857
Arch Coal, Inc. (d)	262,754	801,400
Ardmore Shipping Corp. (d)	12,187	159,528
Athlon Energy, Inc.	74,513	3,467,835
Barnwell Industries, Inc. (a)	2,847	8,256
Bill Barrett Corp. (a)(d)	57,665	1,313,032
BioFuel Energy Corp. (a)(d)	979	12,345
Bonanza Creek Energy, Inc. (a)	35,010	2,149,964
BPZ Energy, Inc. (a)(d)	134,116	328,584
Cabot Oil & Gas Corp.	484,629	16,254,457
Callon Petroleum Co. (a)	41,561	445,950
Carrizo Oil & Gas, Inc. (a)(d)	43,717	2,741,930
Ceres, Inc. (a)(d)	15,962	8,460
Cheniere Energy, Inc. (a)	252,540	20,268,860
Chesapeake Energy Corp.	579,301	15,756,987
Chevron Corp.	2,205,809	285,541,975
Cimarex Energy Co.	101,750	14,770,030
Clayton Williams Energy, Inc. (a)(d)	7,754	918,384
Clean Energy Fuels Corp. (a)(d)	67,120	669,186
Cloud Peak Energy, Inc. (a)	86,697	1,362,010
Cobalt International Energy, Inc. (a)	348,765	5,353,543
Comstock Resources, Inc.	50,200	1,223,876
Concho Resources, Inc. (a)	129,027	18,326,995
ConocoPhillips Co.	1,414,444	114,881,142
CONSOL Energy, Inc.	262,364	10,568,022
Contango Oil & Gas Co. (a)	17,251	683,485
Continental Resources, Inc. (a)(d)	57,407	9,259,175
CVR Energy, Inc. (d)	23,933	1,187,795
Delek U.S. Holdings, Inc.	61,815	2,162,289
Denbury Resources, Inc.	405,461	6,982,038
Devon Energy Corp.	437,142	32,969,250
DHT Holdings, Inc.	66,231	463,617
Diamondback Energy, Inc. (a)(d)	64,788	5,594,444
Emerald Oil, Inc. (a)(d)	72,748	621,995
Endeavour International Corp. (a)(d)	50,764	45,332
Energen Corp.	88,384	7,113,144
Energy Transfer Partners LP	16,928	972,514
Energy XXI (Bermuda) Ltd.	106,493	1,757,135
EOG Resources, Inc.	634,133	69,678,534
EP Energy Corp. (d)	48,938	945,972
EQT Corp.	173,001	17,137,479
Escalera Resources Co. (a)	1,282	2,641
Evolution Petroleum Corp.	19,932	199,918
EXCO Resources, Inc. (d)	234,793	1,134,050
Exxon Mobil Corp.	4,985,564	495,864,195
Forest Oil Corp. (a)(d)	106,451	173,515
FX Energy, Inc. (a)(d)	98,760	337,759
Gastar Exploration, Inc. (a)	74,542	585,900
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Gevo, Inc. (a)	47,917	$ 24,668
Goodrich Petroleum Corp. (a)(d)	42,255	933,836
Green Plains, Inc.	32,766	1,464,313
Gulfport Energy Corp. (a)	95,460	5,584,410
Halcon Resources Corp. (a)(d)	329,224	1,810,732
Harvest Natural Resources, Inc. (a)(d)	51,649	255,663
Hess Corp.	315,050	31,851,555
HollyFrontier Corp.	229,804	11,497,094
Houston American Energy Corp. (a)	36,485	8,756
Hyperdynamics Corp. (a)(d)	33,521	91,177
Isramco, Inc. (a)(d)	123	15,497
Jones Energy, Inc. (a)	15,152	291,221
Kinder Morgan Holding Co. LLC (d)	774,425	31,178,351
KiOR, Inc. Class A (a)	22,105	2,290
Kodiak Oil & Gas Corp. (a)	306,801	4,991,652
Kosmos Energy Ltd. (a)	171,095	1,714,372
Laredo Petroleum Holdings, Inc. (a)(d)	61,390	1,451,260
Lilis Energy, Inc. (a)	8,026	12,200
Lucas Energy, Inc. (a)(d)	9,400	5,507
Magellan Petroleum Corp. (a)	35,895	73,944
Magnum Hunter Resources Corp. (a)(d)	211,007	1,458,058
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	15,652	357
Marathon Oil Corp.	789,876	32,929,930
Marathon Petroleum Corp.	338,483	30,805,338
Matador Resources Co. (a)(d)	76,387	2,089,948
Midstates Petroleum Co., Inc. (a)	32,166	227,092
Miller Energy Resources, Inc. (a)(d)	32,422	167,946
Murphy Oil Corp.	198,697	12,412,602
Newfield Exploration Co. (a)	153,103	6,862,076
Noble Energy, Inc.	415,864	30,000,429
Northern Oil & Gas, Inc. (a)(d)	93,777	1,580,142
Oasis Petroleum, Inc. (a)	118,000	5,804,420
Occidental Petroleum Corp.	915,909	95,007,241
ONEOK, Inc.	240,058	16,852,072
Pacific Ethanol, Inc. (a)	20,096	464,419
Panhandle Royalty Co. Class A	8,982	549,429
PBF Energy, Inc. Class A	102,135	2,901,655
PDC Energy, Inc. (a)(d)	42,525	2,555,327
Peabody Energy Corp.	310,860	4,936,457
Penn Virginia Corp. (a)(d)	74,899	1,124,983
Petroquest Energy, Inc. (a)(d)	70,948	472,514
Phillips 66 Co.	652,720	56,799,694
Pioneer Natural Resources Co.	164,856	34,397,204
QEP Resources, Inc.	208,230	7,406,741
Quicksilver Resources, Inc. (a)(d)	168,400	223,972
Range Resources Corp.	191,635	15,060,595
Renewable Energy Group, Inc. (a)(d)	22,669	275,655
Resolute Energy Corp. (a)(d)	59,120	474,734
Rex American Resources Corp. (a)	4,837	516,737
Rex Energy Corp. (a)	63,386	968,538

	Shares	Value
Rice Energy, Inc. (d)	76,068	$ 2,227,271
Ring Energy, Inc. (a)(d)	23,192	398,207
Rosetta Resources, Inc. (a)	66,417	3,320,850
Royale Energy, Inc. (a)(d)	36,496	120,802
RSP Permian, Inc. (a)(d)	42,154	1,205,604
Sanchez Energy Corp. (a)(d)	58,391	1,937,997
SandRidge Energy, Inc. (a)(d)	475,629	2,492,296
Saratoga Resources, Inc. (a)	16,554	24,334
SemGroup Corp. Class A	56,834	4,986,047
SM Energy Co.	77,466	6,897,573
Solazyme, Inc. (a)(d)	72,848	683,314
Southwestern Energy Co. (a)	401,384	16,528,993
Spectra Energy Corp.	774,076	32,248,006
Stone Energy Corp. (a)	67,092	2,360,967
Swift Energy Co. (a)(d)	41,382	469,686
Synergy Resources Corp. (a)(d)	85,751	1,154,208
Targa Resources Corp.	33,055	4,612,825
Teekay Corp.	46,397	2,845,064
Tengasco, Inc. (a)	12,601	5,292
Tesoro Corp.	151,107	9,782,667
The Williams Companies, Inc.	856,292	50,897,996
TransAtlantic Petroleum Ltd. (a)	12,986	142,456
Triangle Petroleum Corp. (a)(d)	83,126	996,681
U.S. Energy Corp. (a)	13,579	55,402
Ultra Petroleum Corp. (a)(d)	182,633	4,845,253
Uranium Energy Corp. (a)(d)	86,698	112,707
Uranium Resources, Inc. (a)(d)	26,282	80,686
VAALCO Energy, Inc. (a)(d)	68,248	624,469
Valero Energy Corp.	617,547	33,433,995
Vertex Energy, Inc. (a)(d)	17,824	166,298
W&T Offshore, Inc.	37,319	556,799
Warren Resources, Inc. (a)	91,512	590,252
Western Refining, Inc.	88,015	4,095,338
Westmoreland Coal Co. (a)	18,022	757,104
Whiting Petroleum Corp. (a)	135,243	12,531,616
World Fuel Services Corp.	89,666	3,979,377
WPX Energy, Inc. (a)	237,040	6,310,005
ZaZa Energy Corp. (a)(d)	1,943	11,328
Zion Oil & Gas, Inc. (a)(d)	27,782	53,064
		1,964,882,265
TOTAL ENERGY		2,491,749,908
FINANCIALS - 17.1%
Banks - 5.6%
1st Source Corp.	8,597	257,996
1st United Bancorp, Inc.	20,464	178,037
Access National Corp.	1,270	21,349
ACNB Corp. (d)	3,789	72,862
American National Bankshares, Inc.	2,748	60,841
Ameris Bancorp	34,183	782,449
Ames National Corp.	1,209	27,867
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Arrow Financial Corp.	15,818	$ 421,075
Associated Banc-Corp.	184,412	3,352,610
Banc of California, Inc.	13,103	157,498
BancFirst Corp.	10,611	675,284
Bancorp, Inc., Delaware (a)	42,844	416,015
BancorpSouth, Inc.	112,604	2,383,827
Bank of America Corp.	12,207,911	196,425,288
Bank of Hawaii Corp.	64,151	3,723,966
Bank of Kentucky Financial Corp.	1,699	62,455
Bank of Marin Bancorp	2,794	136,599
Bank of the Ozarks, Inc.	74,972	2,395,355
BankUnited, Inc.	115,463	3,642,858
Banner Bank	18,706	736,642
Bar Harbor Bankshares	4,029	113,739
BB&T Corp.	864,959	32,288,919
BBCN Bancorp, Inc.	78,753	1,149,794
BCB Bancorp, Inc.	2,814	36,638
BNC Bancorp	20,710	351,656
BOK Financial Corp. (d)	49,801	3,355,591
Boston Private Financial Holdings, Inc.	85,484	1,037,776
Bridge Bancorp, Inc.	540	13,424
Bridge Capital Holdings (a)	1,107	24,764
Bryn Mawr Bank Corp.	9,420	277,136
BSB Bancorp, Inc. (a)	6,958	128,653
C & F Financial Corp.	1,992	68,624
Camden National Corp.	1,850	67,636
Capital Bank Financial Corp. Series A (a)	112,359	2,749,425
Capital City Bank Group, Inc.	7,146	100,187
Cardinal Financial Corp.	29,558	528,201
Cascade Bancorp (a)	20,543	106,002
Cathay General Bancorp	87,127	2,268,787
Centerstate Banks of Florida, Inc.	52,353	547,089
Central Pacific Financial Corp.	36,476	641,248
Century Bancorp, Inc. Class A (non-vtg.)	686	24,682
Chemical Financial Corp.	35,458	1,005,943
CIT Group, Inc.	215,871	10,353,173
Citigroup, Inc.	3,520,825	181,850,611
Citizens & Northern Corp.	8,777	173,082
City Holding Co.	22,173	947,231
City National Corp.	58,166	4,413,636
CNB Financial Corp., Pennsylvania	7,083	119,703
CoBiz, Inc.	39,972	461,677
Columbia Banking Systems, Inc. (d)	58,101	1,511,207
Comerica, Inc.	245,900	12,378,606
Commerce Bancshares, Inc.	118,186	5,451,920
Community Bank System, Inc.	57,482	2,031,414
Community Trust Bancorp, Inc.	15,017	533,404
CommunityOne Bancorp (a)	6,555	62,273
ConnectOne Bancorp, Inc.	6,904	133,800
CU Bancorp (a)	6,814	127,490
Cullen/Frost Bankers, Inc.	71,142	5,591,761

	Shares	Value
CVB Financial Corp.	104,338	$ 1,621,413
Eagle Bancorp, Inc. (a)(d)	26,570	890,892
East West Bancorp, Inc.	174,395	6,075,922
Eastern Virginia Bankshares, Inc. (a)	969	6,027
Enterprise Bancorp, Inc.	803	15,923
Enterprise Financial Services Corp.	12,168	212,210
Farmers National Banc Corp.	14,652	112,381
Fidelity Southern Corp.	3,439	47,699
Fifth Third Bancorp	1,006,667	20,541,040
Financial Institutions, Inc.	12,700	305,054
First Bancorp, North Carolina	9,193	163,360
First Bancorp, Puerto Rico (a)	140,999	734,605
First Busey Corp.	50,381	289,691
First Citizen Bancshares, Inc.	10,757	2,471,851
First Commonwealth Financial Corp.	101,457	898,909
First Community Bancshares, Inc.	8,561	139,716
First Connecticut Bancorp, Inc.	11,897	182,024
First Financial Bancorp, Ohio	59,723	991,999
First Financial Bankshares, Inc. (d)	87,696	2,577,385
First Financial Corp., Indiana	8,837	285,612
First Financial Service Corp. (a)	2,521	9,202
First Horizon National Corp.	287,965	3,501,654
First Interstate Bancsystem, Inc.	19,621	520,349
First Merchants Corp.	42,790	873,344
First Midwest Bancorp, Inc., Delaware	83,782	1,411,727
First Niagara Financial Group, Inc.	529,611	4,607,616
First of Long Island Corp.	1,768	61,650
First Republic Bank	143,479	7,016,123
First United Corp. (a)	3,018	25,381
FirstMerit Corp.	204,257	3,520,369
Flushing Financial Corp.	47,044	907,949
FNB Corp., Pennsylvania	179,748	2,221,685
Fulton Financial Corp.	224,854	2,593,691
German American Bancorp, Inc.	8,927	241,832
Glacier Bancorp, Inc.	93,435	2,543,301
Great Southern Bancorp, Inc.	6,815	215,831
Guaranty Bancorp	16,534	230,319
Hampton Roads Bankshares, Inc. (a)	89,921	151,067
Hancock Holding Co.	109,529	3,640,744
Hanmi Financial Corp.	38,186	784,722
Hawthorn Bancshares, Inc.	1,555	20,946
Heartland Financial U.S.A., Inc.	8,878	212,362
Heritage Commerce Corp.	14,712	122,404
Heritage Financial Corp., Washington	17,765	290,635
Heritage Oaks Bancorp	3,340	23,747
Home Bancshares, Inc.	57,859	1,721,305
HomeTrust Bancshares, Inc. (a)	20,129	303,545
Horizon Bancorp Industries	706	15,638
Hudson Valley Holding Corp.	14,551	258,571
Huntington Bancshares, Inc.	940,918	9,263,338
IBERIABANK Corp.	35,645	2,325,836
Independent Bank Corp.	17,111	207,728
Independent Bank Corp., Massachusetts	25,945	955,035
Independent Bank Group, Inc.	5,140	260,135
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
International Bancshares Corp.	78,953	$ 2,081,201
Intervest Bancshares Corp. Class A	6,160	59,013
Investors Bancorp, Inc.	389,423	4,131,778
JPMorgan Chase & Co.	4,389,984	260,984,549
KeyCorp	1,119,570	15,237,348
Lakeland Bancorp, Inc.	24,757	255,740
Lakeland Financial Corp.	13,545	527,442
M&T Bank Corp.	164,717	20,363,963
Macatawa Bank Corp. (d)	22,839	116,707
MainSource Financial Group, Inc.	13,271	228,925
MB Financial, Inc.	66,089	1,869,658
MBT Financial Corp. (a)	1,650	8,465
Mercantile Bank Corp.	2,219	42,050
Merchants Bancshares, Inc.	5,246	155,177
Metro Bancorp, Inc. (a)	11,557	268,816
Midsouth Bancorp, Inc.	5,240	100,136
National Bank Holdings Corp.	141,292	2,871,053
National Bankshares, Inc. (d)	5,803	168,519
National Penn Bancshares, Inc.	161,009	1,610,090
NBT Bancorp, Inc.	59,391	1,425,978
NewBridge Bancorp (a)	10,719	80,071
North Valley Bancorp (a)	849	17,829
Northrim Bancorp, Inc.	2,935	71,673
OFG Bancorp (d)	53,595	852,161
Old National Bancorp, Indiana	98,018	1,283,056
Old Second Bancorp, Inc. (a)	18,605	88,374
OmniAmerican Bancorp, Inc.	6,877	178,527
Opus Bank	3,268	103,563
Orrstown Financial Services, Inc. (a)	5,669	93,595
Pacific Continental Corp.	13,395	180,565
Pacific Mercantile Bancorp (a)	10,321	72,247
Pacific Premier Bancorp, Inc. (a)	7,166	106,415
PacWest Bancorp	105,120	4,408,733
Park National Corp.	18,463	1,437,160
Park Sterling Corp.	28,617	195,454
Penns Woods Bancorp, Inc.	3,854	175,280
Peoples Bancorp, Inc.	3,334	79,916
Peoples Financial Corp., Mississippi	2,667	35,498
Peoples Financial Services Corp. (d)	12,111	611,484
Pinnacle Financial Partners, Inc.	38,294	1,373,223
PNC Financial Services Group, Inc.	621,024	52,631,784
Popular, Inc. (a)	136,656	4,230,870
Preferred Bank, Los Angeles (a)	6,239	149,861
Premier Financial Bancorp, Inc.	115	1,755
PrivateBancorp, Inc.	92,031	2,715,835
Prosperity Bancshares, Inc.	66,890	4,040,156
Regions Financial Corp.	1,708,928	17,345,619
Renasant Corp.	34,907	1,009,860
Republic Bancorp, Inc., Kentucky Class A	18,205	414,346
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	8,316

	Shares	Value
S&T Bancorp, Inc.	32,238	$ 804,016
Sandy Spring Bancorp, Inc.	22,334	539,813
Seacoast Banking Corp., Florida (a)	23,091	242,225
Shore Bancshares, Inc. (a)	2,958	26,533
Sierra Bancorp	3,618	62,845
Signature Bank (a)	63,799	7,557,630
Simmons First National Corp. Class A	13,335	532,333
South State Corp.	32,215	1,886,510
Southside Bancshares, Inc. (d)	18,266	627,437
Southwest Bancorp, Inc., Oklahoma	15,446	255,322
Square 1 Financial, Inc. Class A (d)	5,288	101,477
State Bank Financial Corp.	26,469	443,620
Sterling Bancorp	95,011	1,203,789
Stock Yards Bancorp, Inc.	6,551	197,382
Suffolk Bancorp	15,697	326,969
Sun Bancorp, Inc., New Jersey (a)	9,760	182,902
SunTrust Banks, Inc.	625,274	23,810,434
Susquehanna Bancshares, Inc.	215,524	2,224,208
SVB Financial Group (a)	57,220	6,369,730
Synovus Financial Corp.	148,992	3,598,157
TCF Financial Corp.	219,604	3,469,743
Texas Capital Bancshares, Inc. (a)	44,486	2,401,354
The First Bancorp, Inc.	2,896	48,884
Tompkins Financial Corp.	11,165	511,245
TowneBank (d)	28,452	417,106
Trico Bancshares (d)	12,062	269,586
Trustmark Corp.	94,171	2,235,149
U.S. Bancorp	2,106,889	89,079,267
UMB Financial Corp.	45,063	2,602,388
Umpqua Holdings Corp.	218,346	3,814,505
Union Bankshares Corp.	63,353	1,497,031
United Bankshares, Inc., West Virginia	83,407	2,748,261
United Community Bank, Inc.	43,617	739,744
Univest Corp. of Pennsylvania	10,023	191,439
Valley National Bancorp	229,522	2,295,220
ViewPoint Financial Group	43,399	1,130,544
Washington Trust Bancorp, Inc.	15,489	544,903
Webster Financial Corp.	106,126	3,130,717
Wells Fargo & Co.	5,554,082	285,701,978
WesBanco, Inc.	33,718	1,046,944
West Bancorp., Inc.	1,202	18,090
Westamerica Bancorp.	28,148	1,361,519
Westbury Bancorp, Inc. (a)	4,860	73,580
Western Alliance Bancorp. (a)	80,481	1,900,156
Wilshire Bancorp, Inc.	71,729	700,075
Wintrust Financial Corp.	46,573	2,168,905
Yadkin Financial Corp. (a)	17,368	326,171
Zions Bancorporation	235,402	6,859,614
		1,453,358,553
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	65,436	13,816,811
Ameriprise Financial, Inc.	219,933	27,658,774
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Arlington Asset Investment Corp. (d)	13,562	$ 385,432
Artisan Partners Asset Management, Inc.	35,259	1,956,169
Bank of New York Mellon Corp.	1,307,445	51,225,695
BGC Partners, Inc. Class A	203,183	1,538,095
BlackRock, Inc. Class A	145,627	48,134,092
Calamos Asset Management, Inc. Class A	22,184	285,952
Charles Schwab Corp.	1,350,766	38,510,339
CIFI Corp.	3,896	38,609
Cohen & Steers, Inc. (d)	24,368	1,063,420
Cowen Group, Inc. Class A (a)	80,174	327,912
Diamond Hill Investment Group, Inc.	1,102	144,560
E*TRADE Financial Corp. (a)	333,528	7,424,333
Eaton Vance Corp. (non-vtg.)	144,041	5,640,646
Evercore Partners, Inc. Class A	40,806	2,090,491
FBR & Co. (a)	3,090	88,312
Federated Investors, Inc. Class B (non-vtg.) (d)	108,341	3,324,985
Financial Engines, Inc. (d)	56,540	2,028,090
Franklin Resources, Inc.	475,781	26,891,142
FXCM, Inc. Class A	51,378	744,467
GAMCO Investors, Inc. Class A	6,083	476,360
GFI Group, Inc.	69,449	313,909
Goldman Sachs Group, Inc.	482,037	86,337,647
Greenhill & Co., Inc.	34,523	1,692,317
HFF, Inc.	41,013	1,230,390
ICG Group, Inc. (a)	45,785	794,370
Institutional Financial Markets, Inc.	6,881	14,037
INTL FCStone, Inc. (a)(d)	15,053	288,717
Invesco Ltd.	497,759	20,328,478
Investment Technology Group, Inc. (a)	55,680	948,230
Janus Capital Group, Inc.	187,399	2,276,898
JMP Group, Inc.	11,989	82,245
KCG Holdings, Inc. Class A (a)	107,133	1,253,456
Ladenburg Thalmann Financial Services, Inc. (a)(d)	107,553	385,040
Legg Mason, Inc.	112,895	5,567,981
LPL Financial	96,918	4,718,937
Manning & Napier, Inc. Class A	3,941	73,184
Moelis & Co. Class A (d)	6,185	224,454
Morgan Stanley	1,609,397	55,218,411
Northern Trust Corp.	260,411	18,059,503
NorthStar Asset Management Group, Inc. (a)	210,579	3,893,606
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,844	165,351
Piper Jaffray Companies (a)(d)	20,940	1,117,358
Pzena Investment Management, Inc.	4,972	50,267
Raymond James Financial, Inc.	163,719	8,945,606
RCS Capital Corp. Class A (d)	30,894	684,920
Safeguard Scientifics, Inc. (a)(d)	26,745	524,202
SEI Investments Co.	167,937	6,363,973

	Shares	Value
Silvercrest Asset Management Group Class A (a)	6,008	$ 96,368
State Street Corp.	498,051	35,874,614
Stifel Financial Corp. (a)	80,336	3,846,488
SWS Group, Inc. (a)(d)	24,189	180,692
T. Rowe Price Group, Inc.	302,200	24,476,689
TD Ameritrade Holding Corp.	282,750	9,361,853
U.S. Global Investments, Inc. Class A	7,637	29,021
Virtus Investment Partners, Inc.	8,765	1,960,643
Waddell & Reed Financial, Inc. Class A	99,829	5,440,681
Walter Investment Management Corp. (a)(d)	38,853	1,023,777
Westwood Holdings Group, Inc.	3,640	216,944
WisdomTree Investments, Inc. (a)(d)	137,845	1,630,706
		539,486,649
Consumer Finance - 0.8%
Ally Financial, Inc. (a)	110,182	2,710,477
American Express Co.	1,052,054	94,211,436
Asta Funding, Inc. (a)	4,468	37,576
Atlanticus Holdings Corp. (a)(d)	35,598	95,403
Capital One Financial Corp.	655,301	53,774,000
Cash America International, Inc.	33,402	1,491,065
Consumer Portfolio Services, Inc. (a)	11,930	85,300
Credit Acceptance Corp. (a)	13,731	1,692,208
Discover Financial Services	556,489	34,708,219
Encore Capital Group, Inc. (a)(d)	29,815	1,323,488
EZCORP, Inc. (non-vtg.) Class A (a)(d)	64,428	684,870
First Cash Financial Services, Inc. (a)(d)	35,415	2,045,570
First Marblehead Corp. (a)(d)	5,188	24,280
Green Dot Corp. Class A (a)(d)	44,284	836,525
Imperial Holdings, Inc. (a)(d)	16,708	115,118
JGWPT Holdings, Inc.	8,584	115,884
Navient Corp.	493,468	8,852,816
Nelnet, Inc. Class A	22,213	976,706
Portfolio Recovery Associates, Inc. (a)(d)	57,822	3,286,024
Regional Management Corp. (a)	4,032	68,544
Santander Consumer U.S.A. Holdings, Inc.	84,238	1,568,512
SLM Corp.	493,468	4,372,126
Springleaf Holdings, Inc. (d)	37,440	1,246,003
World Acceptance Corp. (a)(d)	15,268	1,196,095
		215,518,245
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	2,088,552	286,653,762
CBOE Holdings, Inc.	109,590	5,811,010
CME Group, Inc.	361,866	27,700,842
Gain Capital Holdings, Inc.	15,735	99,288
Interactive Brokers Group, Inc.	43,141	1,011,225
IntercontinentalExchange Group, Inc.	132,880	25,114,320
Leucadia National Corp.	370,953	9,247,858
Life Partners Holdings, Inc.	18,668	35,096
MarketAxess Holdings, Inc.	47,067	2,773,188
Marlin Business Services Corp.	13,319	263,450
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
McGraw Hill Financial, Inc.	315,383	$ 25,587,023
MicroFinancial, Inc.	86	682
Moody's Corp.	215,147	20,131,305
MSCI, Inc. Class A (a)	147,156	6,789,778
NewStar Financial, Inc. (a)	27,065	312,059
PHH Corp. (a)(d)	72,291	1,732,092
PICO Holdings, Inc. (a)	22,896	506,002
Resource America, Inc. Class A	2,362	22,250
The NASDAQ OMX Group, Inc.	136,600	5,938,002
TPG Specialty Lending, Inc.	35,359	624,440
Vector Capital Corp. rights (a)	4,280	0
Voya Financial, Inc.	160,885	6,288,995
		426,642,667
Insurance - 3.1%
ACE Ltd.	383,209	40,746,613
AFLAC, Inc.	519,485	31,813,261
Alleghany Corp. (a)	18,948	8,169,051
Allied World Assurance Co.	101,481	3,753,782
Allstate Corp.	506,684	31,155,999
AMBAC Financial Group, Inc. (a)	54,576	1,320,739
American Equity Investment Life Holding Co. (d)	83,986	2,077,814
American Financial Group, Inc.	90,622	5,434,601
American International Group, Inc.	1,681,597	94,270,328
American National Insurance Co.	11,975	1,363,234
Amerisafe, Inc.	28,834	1,087,907
Amtrust Financial Services, Inc. (d)	37,933	1,670,190
Aon PLC	343,000	29,895,880
Arch Capital Group Ltd. (a)	141,774	7,879,799
Argo Group International Holdings, Ltd.	32,771	1,725,065
Arthur J. Gallagher & Co.	175,221	8,275,688
Aspen Insurance Holdings Ltd.	68,795	2,925,163
Assurant, Inc.	95,115	6,348,926
Assured Guaranty Ltd.	208,257	5,029,407
Axis Capital Holdings Ltd.	130,874	6,310,744
Baldwin & Lyons, Inc. Class B	5,084	131,523
Brown & Brown, Inc.	150,525	4,910,126
Cincinnati Financial Corp.	161,273	7,755,619
Citizens, Inc. Class A (a)(d)	31,937	228,350
CNA Financial Corp.	65,754	2,549,283
CNO Financial Group, Inc.	273,436	4,880,833
Crawford & Co. Class B	21,205	191,057
Donegal Group, Inc. Class A	4,528	71,316
eHealth, Inc. (a)	26,343	646,457
EMC Insurance Group	5,816	178,202
Employers Holdings, Inc.	36,335	777,932
Endurance Specialty Holdings Ltd.	45,122	2,620,235
Enstar Group Ltd. (a)	12,532	1,778,291
Erie Indemnity Co. Class A	32,248	2,467,294
Everest Re Group Ltd.	51,436	8,427,274
FBL Financial Group, Inc. Class A	12,986	608,134

	Shares	Value
Federated National Holding Co.	12,192	$ 301,142
Fidelity & Guaranty Life	15,879	358,230
First Acceptance Corp. (a)	4,055	9,894
First American Financial Corp.	131,076	3,716,005
FNF Group	310,787	8,798,380
FNFV Group (a)	103,585	1,551,703
Fortegra Financial Corp. (a)	10,670	105,313
Genworth Financial, Inc. Class A (a)	560,876	7,958,830
Global Indemnity PLC (a)	13,709	370,691
Greenlight Capital Re, Ltd. (a)	30,263	1,035,297
Hallmark Financial Services, Inc. (a)	10,337	98,718
Hanover Insurance Group, Inc.	48,173	3,056,577
Hartford Financial Services Group, Inc.	499,486	18,505,956
HCC Insurance Holdings, Inc.	116,739	5,853,293
HCI Group, Inc.	9,511	400,508
Health Insurance Innovations (a)(d)	4,900	62,426
Hilltop Holdings, Inc. (a)	86,306	1,827,098
Horace Mann Educators Corp.	37,921	1,130,046
Independence Holding Co.	16,014	223,395
Infinity Property & Casualty Corp.	13,372	914,377
Investors Title Co.	1,086	78,398
Kansas City Life Insurance Co.	2,863	132,958
Kemper Corp.	58,114	2,112,444
Lincoln National Corp.	307,008	16,897,720
Loews Corp.	371,316	16,241,362
Maiden Holdings Ltd. (d)	73,970	899,475
Markel Corp. (a)(d)	16,654	10,988,309
Marsh & McLennan Companies, Inc.	616,601	32,741,513
MBIA, Inc. (a)	228,577	2,384,058
Meadowbrook Insurance Group, Inc.	46,791	289,636
Mercury General Corp.	42,960	2,200,841
MetLife, Inc.	1,297,898	71,046,937
Montpelier Re Holdings Ltd. (d)	62,043	1,951,252
National General Holdings Corp. (d)	96,033	1,798,698
National Interstate Corp.	15,961	446,908
National Western Life Insurance Co. Class A	2,078	527,812
Navigators Group, Inc. (a)	15,156	973,773
Old Republic International Corp.	306,111	4,698,804
OneBeacon Insurance Group Ltd.	20,572	329,769
PartnerRe Ltd.	64,815	7,239,187
Phoenix Companies, Inc. (a)(d)	7,382	453,919
Platinum Underwriters Holdings Ltd.	32,909	2,055,825
Primerica, Inc.	65,762	3,309,801
Principal Financial Group, Inc.	320,034	17,374,646
ProAssurance Corp.	69,301	3,201,706
Progressive Corp.	622,481	15,574,475
Protective Life Corp.	94,484	6,557,190
Prudential Financial, Inc.	529,164	47,466,011
Reinsurance Group of America, Inc.	80,713	6,697,565
RenaissanceRe Holdings Ltd.	56,754	5,811,042
RLI Corp.	34,126	1,525,432
Safety Insurance Group, Inc.	14,899	822,425
Selective Insurance Group, Inc.	57,017	1,366,697
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
StanCorp Financial Group, Inc.	52,960	$ 3,469,939
State Auto Financial Corp.	12,598	273,377
Stewart Information Services Corp. (d)	21,434	690,603
Symetra Financial Corp.	109,204	2,658,025
The Chubb Corp.	278,385	25,597,501
The Travelers Companies, Inc.	394,096	37,324,832
Third Point Reinsurance Ltd.	28,985	444,050
Torchmark Corp.	144,360	7,874,838
Tower Group International Ltd.	63,927	128,493
United Fire Group, Inc.	20,054	587,983
United Insurance Holdings Corp.	16,369	264,196
Universal Insurance Holdings, Inc.	33,783	468,232
Unum Group	290,729	10,544,741
Validus Holdings Ltd.	125,147	4,894,499
W.R. Berkley Corp.	118,696	5,738,952
White Mountains Insurance Group Ltd.	7,023	4,454,268
Willis Group Holdings PLC	207,878	8,724,640
XL Group PLC Class A	329,395	11,258,721
		797,348,474
Real Estate Investment Trusts - 3.5%
Acadia Realty Trust (SBI)	67,401	1,942,497
AG Mortgage Investment Trust, Inc.	18,957	378,571
Agree Realty Corp.	17,794	525,457
Alexanders, Inc.	2,701	1,070,919
Alexandria Real Estate Equities, Inc.	78,887	6,236,806
Altisource Residential Corp. Class B	67,853	1,665,113
American Assets Trust, Inc.	36,114	1,265,796
American Campus Communities, Inc.	134,876	5,328,951
American Capital Agency Corp.	426,204	10,079,725
American Capital Mortgage Investment Corp.	52,567	1,081,829
American Homes 4 Rent Class A	160,568	2,870,956
American Realty Capital Properties, Inc.	1,027,675	13,524,203
American Residential Properties, Inc. (a)(d)	15,232	289,103
American Tower Corp.	454,292	44,793,191
AmREIT, Inc. Class B	18,007	419,563
Annaly Capital Management, Inc.	1,073,868	12,779,029
Anworth Mortgage Asset Corp.	251,516	1,305,368
Apartment Investment & Management Co. Class A	161,356	5,529,670
Apollo Commercial Real Estate Finance, Inc.	34,660	582,981
Apollo Residential Mortgage, Inc.	29,321	494,059
Arbor Realty Trust, Inc.	31,767	222,051
Ares Commercial Real Estate Corp.	39,618	498,791
Armada Hoffler Properties, Inc.	18,404	176,862
Armour Residential REIT, Inc.	489,690	2,071,389
Ashford Hospitality Prime, Inc.	33,082	535,598
Ashford Hospitality Trust, Inc.	69,895	810,083
Associated Estates Realty Corp.	60,888	1,126,428

	Shares	Value
AvalonBay Communities, Inc. (d)	136,592	$ 21,048,827
Aviv REIT, Inc.	27,384	801,256
BioMed Realty Trust, Inc.	232,867	5,227,864
Blackstone Mortgage Trust, Inc. (d)	31,861	925,562
Boston Properties, Inc.	173,248	21,035,772
Brandywine Realty Trust (SBI)	189,114	3,029,606
Brixmor Property Group, Inc.	84,312	1,995,665
BRT Realty Trust (a)	5,568	40,090
Camden Property Trust (SBI)	107,447	8,041,333
Campus Crest Communities, Inc. (d)	55,980	460,156
Capstead Mortgage Corp.	97,016	1,282,552
CareTrust (REIT), Inc. (a)	18,939	330,864
CatchMark Timber Trust, Inc.	26,622	319,730
CBL & Associates Properties, Inc.	198,768	3,776,592
Cedar Shopping Centers, Inc.	134,023	867,129
Chambers Street Properties	312,279	2,432,653
Chatham Lodging Trust	26,521	613,166
Chesapeake Lodging Trust	72,347	2,229,011
Chimera Investment Corp.	1,225,514	4,056,451
CIM Commercial Trust Corp.	1,700	32,470
Colony Financial, Inc.	124,467	2,790,550
Columbia Property Trust, Inc.	148,227	3,804,987
Coresite Realty Corp.	24,333	853,358
Corporate Office Properties Trust (SBI) (d)	106,736	3,029,168
Corrections Corp. of America	137,269	4,892,267
Cousins Properties, Inc.	234,370	2,974,155
Crown Castle International Corp.	380,565	30,258,723
CubeSmart	141,018	2,622,935
CyrusOne, Inc.	38,593	1,004,962
CYS Investments, Inc. (d)	197,203	1,859,624
DCT Industrial Trust, Inc.	349,621	2,779,487
DDR Corp.	308,138	5,614,274
DiamondRock Hospitality Co.	202,906	2,702,708
Digital Realty Trust, Inc.	156,288	10,197,792
Douglas Emmett, Inc.	168,817	4,823,102
Duke Realty LP	408,851	7,604,629
DuPont Fabros Technology, Inc.	100,616	2,833,347
Dynex Capital, Inc.	68,104	595,910
EastGroup Properties, Inc.	28,464	1,845,606
Education Realty Trust, Inc.	157,945	1,720,021
Ellington Residential Mortgage REIT	7,146	125,198
Empire State Realty Trust, Inc. (d)	146,821	2,413,737
EPR Properties	65,817	3,745,645
Equity Commonwealth	127,873	3,437,226
Equity Lifestyle Properties, Inc.	92,610	4,231,351
Equity One, Inc.	85,144	2,009,398
Equity Residential (SBI)	393,346	26,145,709
Essex Property Trust, Inc.	71,662	13,863,014
Excel Trust, Inc.	59,887	774,938
Extra Space Storage, Inc.	137,773	7,260,637
Federal Realty Investment Trust (SBI)	75,022	9,361,245
FelCor Lodging Trust, Inc.	200,216	2,070,233
First Industrial Realty Trust, Inc.	100,981	1,837,854
First Potomac Realty Trust	64,690	856,496
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Five Oaks Investment Corp.	4,880	$ 55,534
Franklin Street Properties Corp.	114,432	1,390,349
Gaming & Leisure Properties (d)	107,465	3,578,585
General Growth Properties, Inc.	597,700	14,685,489
Getty Realty Corp.	23,628	443,261
Gladstone Commercial Corp.	19,665	359,476
Glimcher Realty Trust	157,267	1,766,108
Government Properties Income Trust	79,105	1,900,102
Gramercy Property Trust, Inc. (d)	125,276	775,458
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,671	212,583
Hatteras Financial Corp.	121,103	2,409,950
HCP, Inc. (d)	534,031	23,139,563
Health Care REIT, Inc. (d)	352,643	23,831,614
Healthcare Realty Trust, Inc.	119,232	2,976,031
Healthcare Trust of America, Inc.	307,681	3,830,628
Hersha Hospitality Trust	214,462	1,456,197
Highwoods Properties, Inc. (SBI)	89,662	3,815,118
Home Properties, Inc.	74,137	4,761,078
Hospitality Properties Trust (SBI)	164,136	4,830,522
Host Hotels & Resorts, Inc.	849,559	19,386,936
Hudson Pacific Properties, Inc.	49,472	1,328,323
Inland Real Estate Corp.	85,277	887,734
Invesco Mortgage Capital, Inc.	135,801	2,392,814
Investors Real Estate Trust	102,538	874,649
iStar Financial, Inc. (a)(d)	102,599	1,526,673
JAVELIN Mortgage Investment Corp.	12,977	172,075
Kilroy Realty Corp.	91,661	5,797,558
Kimco Realty Corp. (d)	446,526	10,488,896
Kite Realty Group Trust	96,409	2,479,639
LaSalle Hotel Properties (SBI)	130,397	4,766,010
Lexington Corporate Properties Trust	259,496	2,823,316
Liberty Property Trust (SBI)	176,490	6,251,276
LTC Properties, Inc.	43,338	1,774,691
Mack-Cali Realty Corp.	122,465	2,588,910
Medical Properties Trust, Inc.	220,785	3,110,861
MFA Financial, Inc.	486,658	4,107,394
Mid-America Apartment Communities, Inc.	92,326	6,677,016
Monmouth Real Estate Investment Corp. Class A	60,850	658,397
National Health Investors, Inc.	34,486	2,224,692
National Retail Properties, Inc. (d)	132,178	4,909,091
New Residential Investment Corp.	304,097	1,906,688
New York (REIT), Inc.	201,799	2,080,548
New York Mortgage Trust, Inc. (d)	61,040	487,099
Newcastle Investment Corp.	151,847	2,057,527
NorthStar Realty Finance Corp.	221,573	4,101,316
Omega Healthcare Investors, Inc. (d)	143,538	5,407,076
One Liberty Properties, Inc.	11,261	244,026
Parkway Properties, Inc.	86,804	1,801,183

	Shares	Value
Pebblebrook Hotel Trust	72,830	$ 2,821,434
Pennsylvania Real Estate Investment Trust (SBI)	85,180	1,717,229
PennyMac Mortgage Investment Trust	97,201	2,163,694
Physicians Realty Trust	23,388	346,376
Piedmont Office Realty Trust, Inc. Class A	174,747	3,405,819
Plum Creek Timber Co., Inc.	200,436	8,143,715
Post Properties, Inc.	73,877	4,064,713
Potlatch Corp.	43,845	1,871,305
Power (REIT) (a)	718	6,642
Prologis, Inc.	574,154	23,505,865
PS Business Parks, Inc.	26,075	2,126,156
Public Storage	164,556	28,826,920
QTS Realty Trust, Inc. Class A (d)	15,035	453,305
RAIT Financial Trust (d)	83,839	678,258
Ramco-Gershenson Properties Trust (SBI)	70,480	1,195,341
Rayonier, Inc.	146,114	5,007,327
Realty Income Corp.	251,007	11,225,033
Redwood Trust, Inc. (d)	103,397	2,002,800
Regency Centers Corp.	116,777	6,672,638
Resource Capital Corp.	118,128	636,710
Retail Opportunity Investments Corp.	70,350	1,114,344
Retail Properties America, Inc.	250,044	3,955,696
Rexford Industrial Realty, Inc.	44,441	655,060
RLJ Lodging Trust	150,575	4,488,641
Rouse Properties, Inc. (d)	34,930	610,576
Ryman Hospitality Properties, Inc. (d)	49,860	2,480,535
Sabra Health Care REIT, Inc.	56,614	1,612,367
Saul Centers, Inc.	14,444	720,033
Select Income (REIT)	38,717	1,080,204
Senior Housing Properties Trust (SBI)	240,030	5,599,900
Silver Bay Realty Trust Corp.	47,769	796,309
Simon Property Group, Inc.	354,071	60,202,692
SL Green Realty Corp.	129,295	14,138,408
SoTHERLY Hotels, Inc.	2,721	22,203
Sovran Self Storage, Inc.	33,865	2,616,749
Spirit Realty Capital, Inc.	431,927	5,101,058
Stag Industrial, Inc.	63,413	1,485,767
Starwood Property Trust, Inc.	250,020	5,962,977
Starwood Waypoint Residential (a)	44,074	1,219,968
Strategic Hotel & Resorts, Inc. (a)	334,781	3,977,198
Summit Hotel Properties, Inc.	103,133	1,129,306
Sun Communities, Inc.	47,327	2,538,147
Sunstone Hotel Investors, Inc.	233,464	3,401,570
Supertel Hospitality, Inc., Maryland (a)	703	1,554
Tanger Factory Outlet Centers, Inc.	110,651	3,862,826
Taubman Centers, Inc.	72,463	5,519,507
Terreno Realty Corp.	27,317	552,896
The GEO Group, Inc.	86,331	3,230,506
The Macerich Co.	163,662	10,685,492
Two Harbors Investment Corp.	449,289	4,816,378
UDR, Inc.	279,578	8,364,974
UMH Properties, Inc. (d)	10,346	106,047
Universal Health Realty Income Trust (SBI)	13,491	595,897
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Urstadt Biddle Properties, Inc. Class A	26,585	$ 566,792
Ventas, Inc.	339,142	22,308,761
Vornado Realty Trust	195,917	20,741,733
Washington Prime Group, Inc. (a)	177,005	3,455,138
Washington REIT (SBI)	75,722	2,103,557
Weingarten Realty Investors (SBI)	140,335	4,802,264
Western Asset Mortgage Capital Corp.	46,434	705,797
Weyerhaeuser Co.	668,998	22,712,482
Whitestone REIT Class B	26,734	406,357
Winthrop Realty Trust	32,907	502,161
WP Carey, Inc. (d)	66,643	4,550,384
ZAIS Financial Corp.	6,000	116,280
		921,110,855
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	51,667	2,113,180
Altisource Portfolio Solutions SA (a)(d)	18,423	1,841,010
American Spectrum Realty, Inc. (a)	1,984	3,373
AV Homes, Inc. (a)(d)	12,051	191,972
CBRE Group, Inc. (a)	310,765	9,876,112
Consolidated-Tomoka Land Co.	2,432	142,272
Forest City Enterprises, Inc. Class A (a)	196,160	4,080,128
Forestar Group, Inc. (a)(d)	38,487	769,740
Gladstone Land Corp.	8,000	98,880
Howard Hughes Corp. (a)	37,206	5,892,314
Jones Lang LaSalle, Inc.	53,062	7,089,614
Kennedy-Wilson Holdings, Inc.	81,481	2,128,284
Maui Land & Pineapple, Inc. (a)(d)	31,310	216,978
RE/MAX Holdings, Inc.	10,289	311,962
Realogy Holdings Corp. (a)	174,285	7,105,599
Tejon Ranch Co. (a)	18,740	526,969
The St. Joe Co. (a)(d)	111,664	2,418,642
Transcontinental Realty Investors, Inc. (a)	20,697	246,708
		45,053,737
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	91,784	1,199,617
Bank Mutual Corp.	56,001	369,047
BankFinancial Corp.	19,300	208,633
BBX Capital Corp. (a)	18,261	342,211
Beneficial Mutual Bancorp, Inc. (a)	37,525	515,218
Berkshire Hills Bancorp, Inc.	20,197	497,452
BofI Holding, Inc. (a)(d)	15,097	1,162,318
Brookline Bancorp, Inc., Delaware	86,924	795,355
Cape Bancorp, Inc.	2,611	26,893
Capitol Federal Financial, Inc.	194,739	2,405,027
Charter Financial Corp.	1,496	16,172
Chicopee Bancorp, Inc.	1,816	29,583
Clifton Bancorp, Inc.	15,263	191,856
Dime Community Bancshares, Inc.	51,879	801,012
Doral Financial Corp. (a)(d)	7,972	53,492

	Shares	Value
ESB Financial Corp.	9,498	$ 120,150
ESSA Bancorp, Inc.	4,298	48,653
Essent Group Ltd. (d)	38,008	800,448
EverBank Financial Corp.	121,901	2,301,491
Farmer Mac Class C (non-vtg.)	8,894	292,790
First Defiance Financial Corp.	6,145	171,446
First Financial Northwest, Inc.	2,197	23,794
Flagstar Bancorp, Inc. (a)	37,206	648,501
Fox Chase Bancorp, Inc.	14,307	244,507
Franklin Financial Corp./VA (a)(d)	16,347	324,651
HF Financial Corp.	2,735	36,649
Hingham Institution for Savings	1,505	124,193
Home Loan Servicing Solutions Ltd.	65,442	1,433,180
HomeStreet, Inc.	7,892	143,555
Hudson City Bancorp, Inc.	532,335	5,254,146
IF Bancorp, Inc.	3,112	51,504
Impac Mortgage Holdings, Inc. (a)(d)	5,393	34,299
Kearny Financial Corp. (a)	9,825	153,761
Ladder Capital Corp. Class A	19,926	370,624
Madison County Financial, Inc.	4,682	87,085
Meridian Bancorp, Inc. (a)	27,946	295,669
Meta Financial Group, Inc.	3,931	149,378
MGIC Investment Corp. (a)(d)	403,619	3,402,508
NASB Financial, Inc.	1,203	29,233
Nationstar Mortgage Holdings, Inc. (a)(d)	27,283	954,905
New York Community Bancorp, Inc. (d)	541,088	8,630,354
Northfield Bancorp, Inc.	35,760	468,814
Northwest Bancshares, Inc.	92,094	1,161,305
OceanFirst Financial Corp.	5,851	96,073
Ocwen Financial Corp. (a)	133,402	3,727,252
Oritani Financial Corp.	41,599	623,985
PennyMac Financial Services, Inc. (a)	18,921	291,951
People's United Financial, Inc. (d)	329,770	4,930,062
Peoples Federal Bancshares, Inc.	1,156	23,201
Poage Bankshares, Inc.	2,365	34,245
Provident Financial Holdings, Inc.	3,066	44,886
Provident Financial Services, Inc.	62,627	1,065,285
Radian Group, Inc.	200,792	2,923,532
Riverview Bancorp, Inc. (a)	6,875	26,400
Security National Financial Corp. Class A	10,153	47,719
Simplicity Bancorp, Inc.	10,338	167,993
Territorial Bancorp, Inc.	13,244	272,297
TFS Financial Corp. (a)	149,374	2,156,961
Timberland Bancorp, Inc.	5,034	54,015
Tree.com, Inc. (a)	3,275	104,767
Trustco Bank Corp., New York	86,500	607,230
United Community Financial Corp.	29,429	134,785
United Financial Bancorp, Inc. New	46,844	580,397
Walker & Dunlop, Inc. (a)	28,304	401,634
Washington Federal, Inc.	128,254	2,789,525
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Westfield Financial, Inc.	28,907	$ 209,865
WSFS Financial Corp.	10,396	775,542
		58,461,081
TOTAL FINANCIALS		4,456,980,261
HEALTH CARE - 13.2%
Biotechnology - 3.0%
Aastrom Biosciences, Inc. (a)(d)	3,923	15,143
ACADIA Pharmaceuticals, Inc. (a)(d)	95,598	2,292,440
Acceleron Pharma, Inc. (d)	12,418	333,672
Achillion Pharmaceuticals, Inc. (a)(d)	115,115	1,331,881
Acorda Therapeutics, Inc. (a)(d)	62,128	2,024,130
Actinium Pharmaceuticals, Inc. (a)(d)	38,656	240,440
Aegerion Pharmaceuticals, Inc. (a)	28,027	856,225
Agenus, Inc. (a)(d)	71,608	224,849
Agios Pharmaceuticals, Inc. (a)(d)	11,316	523,026
Akebia Therapeutics, Inc. (a)	5,435	122,342
Alexion Pharmaceuticals, Inc. (a)	228,919	38,753,698
Alkermes PLC (a)	187,366	8,380,881
Alnylam Pharmaceuticals, Inc. (a)(d)	73,219	5,101,168
AMAG Pharmaceuticals, Inc. (a)(d)	31,420	711,035
Amgen, Inc.	876,358	122,146,778
Amicus Therapeutics, Inc. (a)	25,384	182,511
Anacor Pharmaceuticals, Inc. (a)(d)	28,185	656,429
Anthera Pharmaceuticals, Inc. (a)	5,648	14,346
Applied Genetic Technologies Corp.	5,553	94,956
Arena Pharmaceuticals, Inc. (a)(d)	260,488	1,073,211
ARIAD Pharmaceuticals, Inc. (a)(d)	213,587	1,328,511
ArQule, Inc. (a)	65,290	86,183
Array BioPharma, Inc. (a)(d)	101,050	399,148
Arrowhead Research Corp. (a)(d)	44,310	645,597
Athersys, Inc. (a)(d)	92,903	130,993
Auspex Pharmaceuticals, Inc. (d)	10,037	230,751
AVEO Pharmaceuticals, Inc. (a)	43,200	57,024
BioCryst Pharmaceuticals, Inc. (a)(d)	79,931	1,079,069
Biogen Idec, Inc. (a)	276,274	94,773,033
BioMarin Pharmaceutical, Inc. (a)	169,338	12,060,252
Biospecifics Technologies Corp. (a)	1,441	45,074
Biota Pharmaceuticals, Inc. (a)	46,093	106,014
BioTime, Inc. (a)(d)	32,076	99,756
Bluebird Bio, Inc. (a)	21,720	869,017
Cancer Genetics, Inc. (a)(d)	9,725	86,553
Cara Therapeutics, Inc. (d)	6,290	64,284
CASI Pharmaceuticals, Inc. (a)	289	500
Catalyst Pharmaceutical Partners, Inc. (a)	25,961	83,075
Cel-Sci Corp. (a)	28,340	30,324
Celgene Corp. (a)	938,796	89,204,396
Celldex Therapeutics, Inc. (a)(d)	107,399	1,708,718

	Shares	Value
Cellular Dynamics International, Inc. (a)(d)	4,597	$ 52,590
Celsion Corp. (a)(d)	10,682	34,717
Cepheid, Inc. (a)(d)	80,169	3,209,165
ChemoCentryx, Inc. (a)(d)	15,137	77,350
Chimerix, Inc. (a)	37,843	966,510
Cleveland Biolabs, Inc. (a)	35,489	14,196
Clovis Oncology, Inc. (a)(d)	39,949	1,899,974
Conatus Pharmaceuticals, Inc. (a)(d)	7,362	50,724
Coronado Biosciences, Inc. (a)(d)	18,457	38,760
CTI BioPharma Corp. (a)(d)	129,276	330,947
Cubist Pharmaceuticals, Inc.	87,467	6,037,847
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)(d)	69,058	120,852
Cyclacel Pharmaceuticals, Inc. (a)(d)	11,529	40,121
Cytokinetics, Inc. (a)	26,522	113,514
Cytori Therapeutics, Inc. (a)(d)	69,588	98,119
CytRx Corp. (a)(d)	25,756	85,510
DARA BioSciences, Inc. (a)	1,702	2,119
Dendreon Corp. (a)(d)	131,169	178,390
Dicerna Pharmaceuticals, Inc. (d)	8,003	110,281
Discovery Laboratories, Inc. (a)(d)	132,829	241,749
Durata Therapeutics, Inc. (a)(d)	10,654	167,907
Dyax Corp. (a)	146,558	1,496,357
Dynavax Technologies Corp. (a)(d)	275,972	391,880
Emergent BioSolutions, Inc. (a)(d)	38,141	949,711
Enanta Pharmaceuticals, Inc. (a)(d)	3,858	161,882
Enzon Pharmaceuticals, Inc.	43,430	71,225
Epirus Biopharmaceuticals, Inc. (a)	1,747	16,265
Epizyme, Inc. (a)(d)	20,607	710,735
Esperion Therapeutics, Inc. (a)(d)	6,156	95,972
Exact Sciences Corp. (a)(d)	122,260	2,549,121
Exelixis, Inc. (a)(d)	160,939	666,287
Fibrocell Science, Inc. (a)(d)	25,988	83,162
Five Prime Therapeutics, Inc.	10,001	116,312
Foundation Medicine, Inc. (d)	12,644	294,226
Galectin Therapeutics, Inc. (a)(d)	13,518	84,623
Galena Biopharma, Inc. (a)(d)	133,911	316,030
Genocea Biosciences, Inc. (d)	8,642	110,704
Genomic Health, Inc. (a)(d)	18,393	546,640
GenVec, Inc. (a)	8,140	16,931
Geron Corp. (a)(d)	196,151	466,839
Gilead Sciences, Inc. (a)	1,781,408	191,643,873
GlycoMimetics, Inc.	10,456	85,216
GTx, Inc. (a)(d)	19,627	18,646
Halozyme Therapeutics, Inc. (a)(d)	112,522	1,068,959
Harvard Apparatus (a)	3,080	27,042
Heat Biologics, Inc. (a)(d)	3,136	20,572
Hemispherx Biopharma, Inc. (a)	130,774	35,309
Heron Therapeutics, Inc. (a)(d)	22,688	213,040
Hyperion Therapeutics, Inc. (a)(d)	5,781	149,497
iBio, Inc. (a)	40,361	19,373
Idera Pharmaceuticals, Inc. (a)(d)	80,821	233,573
ImmunoCellular Therapeutics Ltd. (a)	41,923	41,504
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ImmunoGen, Inc. (a)(d)	90,051	$ 1,064,403
Immunomedics, Inc. (a)(d)	99,673	331,911
Incyte Corp. (a)	173,504	9,403,917
Infinity Pharmaceuticals, Inc. (a)	41,127	464,735
Inovio Pharmaceuticals, Inc. (a)(d)	64,716	685,342
Insmed, Inc. (a)	32,411	451,485
Insys Therapeutics, Inc. (a)(d)	6,531	230,675
Intercept Pharmaceuticals, Inc. (a)	13,391	3,879,641
InterMune, Inc. (a)(d)	125,556	9,222,088
Intrexon Corp. (d)	13,260	268,913
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	150,069	1,941,893
Isis Pharmaceuticals, Inc. (a)(d)	138,050	5,626,918
IsoRay, Inc. (a)(d)	31,040	74,186
Karyopharm Therapeutics, Inc. (d)	15,831	569,916
Keryx Biopharmaceuticals, Inc. (a)(d)	105,438	1,917,917
Kindred Biosciences, Inc. (d)	10,713	116,879
KYTHERA Biopharmaceuticals, Inc. (a)(d)	13,619	512,211
Lexicon Pharmaceuticals, Inc. (a)(d)	482,347	733,167
Ligand Pharmaceuticals, Inc. Class B (a)(d)	23,017	1,197,805
Lpath, Inc. (a)	7,871	26,761
Macrogenics, Inc.	10,997	234,896
MannKind Corp. (a)(d)	286,250	2,109,663
Mast Therapeutics, Inc. (a)(d)	29,390	18,369
Medgenics, Inc. (a)	4,479	27,815
Medivation, Inc. (a)	85,572	7,809,301
MEI Pharma, Inc. (a)	26,819	195,242
Merrimack Pharmaceuticals, Inc. (a)(d)	95,963	669,822
MiMedx Group, Inc. (a)(d)	79,098	556,850
Momenta Pharmaceuticals, Inc. (a)	43,036	507,394
Myriad Genetics, Inc. (a)(d)	87,108	3,152,439
Nanosphere, Inc. (a)(d)	36,229	30,389
NanoViricides, Inc. (a)(d)	32,620	127,870
Navidea Biopharmaceuticals, Inc. (a)(d)	114,446	163,658
Neuralstem, Inc. (a)(d)	106,528	433,569
Neurocrine Biosciences, Inc. (a)	83,489	1,361,706
NewLink Genetics Corp. (a)(d)	21,584	595,934
Northwest Biotherapeutics, Inc. (a)(d)	40,748	237,968
Novavax, Inc. (a)(d)	270,468	1,268,495
NPS Pharmaceuticals, Inc. (a)	117,913	3,558,614
Ohr Pharmaceutical, Inc. (a)(d)	18,778	154,355
OncoGenex Pharmaceuticals, Inc. (a)(d)	10,565	34,970
OncoMed Pharmaceuticals, Inc. (a)(d)	5,827	118,230
Onconova Therapeutics, Inc. (a)(d)	6,241	32,578
Oncothyreon, Inc. (a)	43,661	102,167
Opexa Therapeutics, Inc. (a)	5,726	8,303
Ophthotech Corp. (d)	12,066	470,091
Opko Health, Inc. (a)(d)	254,677	2,266,625
Oragenics, Inc. (a)	9,973	16,455
Orexigen Therapeutics, Inc. (a)(d)	166,751	950,481

	Shares	Value
Organovo Holdings, Inc. (a)(d)	69,396	$ 539,901
Osiris Therapeutics, Inc. (a)(d)	18,170	259,649
OvaScience, Inc. (a)(d)	10,225	138,140
OXiGENE, Inc. (a)(d)	561	1,335
Oxygen Biotherapeutics, Inc. (a)(d)	1,373	5,767
Palatin Technologies, Inc. (a)(d)	9,275	7,884
PDL BioPharma, Inc. (d)	181,078	1,827,077
Peregrine Pharmaceuticals, Inc. (a)(d)	243,489	401,757
Pharmacyclics, Inc. (a)(d)	77,976	9,699,435
PharmAthene, Inc. (a)(d)	51,372	117,642
Portola Pharmaceuticals, Inc. (a)(d)	6,348	177,046
Progenics Pharmaceuticals, Inc. (a)(d)	85,314	470,080
Prothena Corp. PLC (a)	29,812	682,695
PTC Therapeutics, Inc. (a)(d)	25,035	792,608
Puma Biotechnology, Inc. (a)	28,653	7,464,393
Raptor Pharmaceutical Corp. (a)(d)	62,748	691,483
Receptos, Inc. (a)	24,417	1,248,930
Regado Biosciences, Inc. (d)	15,917	17,668
Regeneron Pharmaceuticals, Inc. (a)	93,542	32,788,342
Regulus Therapeutics, Inc. (a)(d)	11,075	76,196
Repligen Corp. (a)(d)	36,890	703,123
Rexahn Pharmaceuticals, Inc. (a)(d)	252,511	176,758
Rigel Pharmaceuticals, Inc. (a)	75,480	196,248
Sangamo Biosciences, Inc. (a)(d)	84,275	1,205,133
Sarepta Therapeutics, Inc. (a)(d)	40,979	939,648
Seattle Genetics, Inc. (a)(d)	128,581	5,658,850
SIGA Technologies, Inc. (a)(d)	72,968	98,507
Sorrento Therapeutics, Inc. (a)(d)	14,498	79,739
Spectrum Pharmaceuticals, Inc. (a)(d)	41,659	337,854
StemCells, Inc. (a)	41,468	63,861
Stemline Therapeutics, Inc. (a)(d)	10,674	120,403
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	244,496
Synageva BioPharma Corp. (a)(d)	25,415	1,834,201
Synergy Pharmaceuticals, Inc. (a)(d)	111,018	432,970
Synta Pharmaceuticals Corp. (a)(d)	94,692	378,768
Synthetic Biologics, Inc. (a)(d)	46,314	121,343
Targacept, Inc. (a)(d)	18,977	52,377
TESARO, Inc. (a)(d)	24,183	714,849
TG Therapeutics, Inc. (a)(d)	39,520	335,130
Threshold Pharmaceuticals, Inc. (a)(d)	37,822	157,340
Trovagene, Inc. (a)(d)	4,592	26,817
Ultragenyx Pharmaceutical, Inc. (d)	26,542	1,416,281
United Therapeutics Corp. (a)(d)	53,357	6,287,055
Vanda Pharmaceuticals, Inc. (a)(d)	44,094	570,576
Verastem, Inc. (a)(d)	13,711	119,423
Versartis, Inc. (a)(d)	25,643	589,789
Vertex Pharmaceuticals, Inc. (a)	286,347	26,793,489
Vical, Inc. (a)	65,666	81,426
Xencor, Inc. (d)	18,608	198,920
XOMA Corp. (a)(d)	72,501	317,554
ZIOPHARM Oncology, Inc. (a)(d)	122,654	396,172
		778,732,421
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.1%
Abaxis, Inc.	23,291	$ 1,112,145
Abbott Laboratories	1,779,625	75,171,360
Abiomed, Inc. (a)(d)	36,354	947,022
Accuray, Inc. (a)(d)	58,561	476,687
Alere, Inc. (a)(d)	93,479	3,313,831
Align Technology, Inc. (a)	83,038	4,522,249
Alphatec Holdings, Inc. (a)	36,801	57,410
Analogic Corp.	15,585	1,125,237
Angiodynamics, Inc. (a)	26,377	372,179
Anika Therapeutics, Inc. (a)	9,287	390,054
Antares Pharma, Inc. (a)(d)	97,369	228,817
Atossa Genetics, Inc. (a)(d)	789	1,460
Atricure, Inc. (a)	25,828	400,851
Atrion Corp.	1,172	375,040
Bacterin International Holdings, Inc. (a)(d)	974	4,627
Baxano Surgical, Inc. (a)(d)	18,036	6,628
Baxter International, Inc.	624,523	46,826,735
Becton, Dickinson & Co.	223,571	26,195,814
BioLase Technology, Inc. (d)	31,172	67,332
Boston Scientific Corp. (a)	1,529,296	19,391,473
BSD Medical Corp. (a)	46,363	30,002
C.R. Bard, Inc.	86,543	12,846,443
Cantel Medical Corp.	48,934	1,784,623
Cardica, Inc. (a)	23,778	26,631
Cardiovascular Systems, Inc. (a)(d)	37,106	1,057,150
CareFusion Corp. (a)	231,213	10,614,989
Cerus Corp. (a)(d)	66,771	251,059
Cesca Therapeutics, Inc. (a)(d)	15,844	21,706
CONMED Corp.	32,943	1,301,249
Covidien PLC	520,911	45,230,702
Cryolife, Inc.	20,961	210,448
Cutera, Inc. (a)	15,449	149,855
Cyberonics, Inc. (a)(d)	26,017	1,493,116
Cynosure, Inc. Class A (a)	17,160	386,615
Delcath Systems, Inc. (a)(d)	7,494	17,986
DENTSPLY International, Inc.	165,101	7,876,143
Derma Sciences, Inc. (a)(d)	27,081	229,376
DexCom, Inc. (a)(d)	82,473	3,645,307
Echo Therapeutics, Inc. (a)(d)	2,009	3,737
Edwards Lifesciences Corp. (a)	125,427	12,449,884
Endologix, Inc. (a)(d)	68,176	941,511
EnteroMedics, Inc. (a)(d)	53,456	78,046
ERBA Diagnostics, Inc. (a)(d)	3,094	11,231
Exactech, Inc. (a)	3,102	74,076
Fonar Corp. (a)(d)	7,275	88,901
Genmark Diagnostics, Inc. (a)(d)	33,235	357,276
Globus Medical, Inc. (a)	81,315	1,475,054
Greatbatch, Inc. (a)	22,320	1,017,122
Haemonetics Corp. (a)	65,465	2,336,446

	Shares	Value
Hansen Medical, Inc. (a)(d)	48,696	$ 60,870
HeartWare International, Inc. (a)(d)	17,704	1,435,794
Hill-Rom Holdings, Inc.	72,156	3,161,154
Hologic, Inc. (a)(d)	312,892	7,781,624
ICU Medical, Inc. (a)(d)	17,344	1,085,561
IDEXX Laboratories, Inc. (a)	62,216	7,712,918
Insulet Corp. (a)(d)	65,054	2,349,100
Integra LifeSciences Holdings Corp. (a)(d)	24,422	1,220,856
Intuitive Surgical, Inc. (a)	44,135	20,743,891
Invacare Corp.	28,414	435,871
Kewaunee Scientific Corp.	1,376	24,796
Ldr Holding Corp. (d)	17,638	477,461
LeMaitre Vascular, Inc.	3,845	28,069
Masimo Corp. (a)(d)	62,689	1,406,741
Medical Action Industries, Inc. (a)	18,788	258,523
Medtronic, Inc.	1,153,632	73,659,403
MELA Sciences, Inc. (a)(d)	4,011	9,466
Meridian Bioscience, Inc.	44,602	872,861
Merit Medical Systems, Inc. (a)	38,544	482,185
Misonix, Inc. (a)	2,579	17,563
Natus Medical, Inc. (a)	24,629	692,321
Neogen Corp. (a)	43,866	1,846,759
NuVasive, Inc. (a)	55,373	1,943,592
NxStage Medical, Inc. (a)	68,384	897,198
OraSure Technologies, Inc. (a)	68,939	574,262
Orthofix International NV (a)	22,001	746,054
PhotoMedex, Inc. (a)(d)	6,551	53,587
Quidel Corp. (a)(d)	35,813	845,187
ResMed, Inc. (d)	165,853	8,798,502
Retractable Technologies, Inc. (a)	5,248	15,901
Rockwell Medical Technologies, Inc. (a)(d)	40,985	390,997
RTI Biologics, Inc. (a)	29,474	156,507
Sirona Dental Systems, Inc. (a)(d)	67,791	5,525,644
St. Jude Medical, Inc.	324,571	21,288,612
Staar Surgical Co. (a)(d)	22,695	261,219
Stereotaxis, Inc. (a)	3,270	9,614
Steris Corp.	82,536	4,645,951
Stryker Corp.	344,015	28,659,890
SurModics, Inc. (a)	19,525	398,701
Symmetry Medical, Inc. (a)	29,367	270,764
Synergetics U.S.A., Inc. (a)	3,622	11,011
Tandem Diabetes Care, Inc.	11,476	162,385
TearLab Corp. (a)(d)	17,390	67,299
Teleflex, Inc.	53,220	5,826,526
The Cooper Companies, Inc.	58,635	9,559,264
The Spectranetics Corp. (a)(d)	47,437	1,346,262
Thoratec Corp. (a)	75,606	1,890,150
Tornier NV (a)	43,234	934,719
TransEnterix, Inc. (a)	65,065	256,356
Unilife Corp. (a)(d)	142,037	362,194
Uroplasty, Inc. (a)	1,597	4,200
Varian Medical Systems, Inc. (a)(d)	126,250	10,733,775
Vascular Solutions, Inc. (a)	17,548	419,397
Vermillion, Inc. (a)(d)	5,249	11,548
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Volcano Corp. (a)	51,974	$ 646,557
West Pharmaceutical Services, Inc.	83,154	3,611,378
Wright Medical Group, Inc. (a)(d)	47,593	1,420,175
Zeltiq Aesthetics, Inc. (a)(d)	23,737	498,714
Zimmer Holdings, Inc.	197,443	19,608,064
		545,609,578
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)(d)	57,055	2,921,787
Addus HomeCare Corp. (a)	6,027	131,991
Aetna, Inc.	415,965	34,163,205
Air Methods Corp. (a)(d)	41,468	2,432,513
Alliance Healthcare Services, Inc. (a)	17,141	487,661
Almost Family, Inc. (a)	9,932	277,897
Amedisys, Inc. (a)(d)	38,358	802,449
AmerisourceBergen Corp.	257,537	19,930,788
AMN Healthcare Services, Inc. (a)	76,320	1,153,958
AmSurg Corp. (a)	44,990	2,420,012
Bio-Reference Laboratories, Inc. (a)	31,917	927,189
BioScrip, Inc. (a)(d)	61,696	521,948
BioTelemetry, Inc. (a)	34,161	250,059
Brookdale Senior Living, Inc. (a)	181,651	6,348,702
Capital Senior Living Corp. (a)	26,619	608,777
Cardinal Health, Inc.	393,233	28,981,272
Centene Corp. (a)	69,557	5,434,488
Chemed Corp. (d)	19,372	2,045,877
Chindex International, Inc. (a)	9,187	219,661
Cigna Corp.	316,152	29,907,979
Community Health Systems, Inc. (a)	133,147	7,227,219
Corvel Corp. (a)	17,696	723,766
Cross Country Healthcare, Inc. (a)	40,427	322,607
DaVita HealthCare Partners, Inc. (a)	199,597	14,905,904
Envision Healthcare Holdings, Inc.	117,601	4,299,493
ExamWorks Group, Inc. (a)(d)	46,646	1,536,986
Express Scripts Holding Co. (a)	893,255	66,038,342
Five Star Quality Care, Inc. (a)	32,241	149,598
Gentiva Health Services, Inc. (a)	33,266	601,117
Hanger, Inc. (a)(d)	33,622	753,133
HCA Holdings, Inc. (a)	359,634	25,109,646
Health Net, Inc. (a)	90,547	4,273,818
HealthSouth Corp.	110,704	4,360,631
Healthways, Inc. (a)(d)	33,821	590,515
Henry Schein, Inc. (a)(d)	98,971	11,845,839
Hooper Holmes, Inc. (a)	6,267	4,262
Humana, Inc.	178,817	23,020,901
IPC The Hospitalist Co., Inc. (a)	20,567	994,209
Kindred Healthcare, Inc.	69,839	1,442,175
Laboratory Corp. of America Holdings (a)(d)	96,901	10,390,694
Landauer, Inc.	14,935	543,933
LHC Group, Inc. (a)	12,810	329,729
LifePoint Hospitals, Inc. (a)	49,772	3,722,946

	Shares	Value
Magellan Health Services, Inc. (a)	33,160	$ 1,852,318
McKesson Corp.	265,349	51,751,015
MEDNAX, Inc. (a)(d)	110,274	6,313,187
Molina Healthcare, Inc. (a)(d)	36,812	1,761,086
MWI Veterinary Supply, Inc. (a)	16,104	2,287,573
National Healthcare Corp.	6,159	352,911
National Research Corp. Class A (a)	960	13,430
NeoStem, Inc. (a)(d)	15,337	88,188
Omnicare, Inc.	126,227	8,049,496
Owens & Minor, Inc. (d)	59,970	2,062,968
Patterson Companies, Inc.	106,597	4,292,661
PDI, Inc. (a)	1,365	3,972
PharMerica Corp. (a)	29,176	726,191
Premier, Inc.	38,595	1,218,830
Providence Service Corp. (a)	13,245	603,045
Quest Diagnostics, Inc. (d)	161,387	10,201,272
RadNet, Inc. (a)	27,076	180,868
Select Medical Holdings Corp.	68,408	959,080
Sharps Compliance Corp. (a)	5,184	22,861
Skilled Healthcare Group, Inc. (a)	27,157	201,233
Surgical Care Affiliates, Inc.	14,337	426,669
Team Health Holdings, Inc. (a)(d)	79,380	4,645,318
Tenet Healthcare Corp. (a)	109,083	6,673,698
The Ensign Group, Inc.	18,939	662,865
Triple-S Management Corp. (a)	20,220	387,011
U.S. Physical Therapy, Inc.	11,240	401,268
UnitedHealth Group, Inc.	1,139,811	98,798,817
Universal American Spin Corp.	33,569	287,015
Universal Health Services, Inc. Class B	113,232	12,958,270
VCA Antech, Inc. (a)	109,673	4,469,175
Wellcare Health Plans, Inc. (a)	52,863	3,481,557
WellPoint, Inc.	330,284	38,481,389
		587,770,913
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	176,070	2,601,434
athenahealth, Inc. (a)(d)	44,978	6,496,622
Authentidate Holding Corp. (a)	816	588
Castlight Health, Inc. Class B (a)(d)	20,545	244,691
Cerner Corp. (a)	336,575	19,406,915
CollabRx, Inc. (a)	87	123
Computer Programs & Systems, Inc.	21,937	1,347,809
HealthStream, Inc. (a)(d)	34,016	883,055
HMS Holdings Corp. (a)(d)	102,544	2,344,156
iCAD, Inc. (a)	14,864	156,815
IMS Health Holdings, Inc.	107,850	3,009,015
MedAssets, Inc. (a)	79,151	1,820,473
Medidata Solutions, Inc. (a)(d)	60,023	2,793,470
Merge Healthcare, Inc. (a)(d)	37,852	98,415
Omnicell, Inc. (a)	38,848	1,093,571
Quality Systems, Inc.	52,869	827,929
Veeva Systems, Inc. Class A	21,176	634,645
Vocera Communications, Inc. (a)	14,570	127,925
		43,887,651
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(d)	35,982	$ 728,995
Affymetrix, Inc. (a)(d)	78,656	681,948
Agilent Technologies, Inc.	384,355	21,969,732
Albany Molecular Research, Inc. (a)(d)	23,897	473,161
Apricus Biosciences, Inc. (a)(d)	18,211	34,601
BG Medicine, Inc. (a)(d)	3,134	2,476
Bio-Rad Laboratories, Inc. Class A (a)	24,617	2,960,440
Bruker BioSciences Corp. (a)	117,243	2,351,895
Cambrex Corp. (a)	34,300	751,856
Charles River Laboratories International, Inc. (a)	57,625	3,405,638
Covance, Inc. (a)(d)	69,154	5,732,867
Enzo Biochem, Inc. (a)	14,697	87,447
Fluidigm Corp. (a)(d)	33,180	903,160
Harvard Bioscience, Inc. (a)	12,320	55,686
Illumina, Inc. (a)(d)	162,100	29,074,256
Luminex Corp. (a)	39,871	751,568
Mettler-Toledo International, Inc. (a)	36,042	9,748,640
Nanostring Technologies, Inc. (a)(d)	6,707	74,716
NeoGenomics, Inc. (a)	53,713	286,290
Pacific Biosciences of California, Inc. (a)	41,271	241,848
PAREXEL International Corp. (a)	64,767	3,655,449
PerkinElmer, Inc.	134,059	6,012,546
pSivida Corp. (a)	25,265	121,777
Quintiles Transnational Holdings, Inc. (a)	66,441	3,728,669
Sequenom, Inc. (a)(d)	91,772	340,474
Techne Corp.	39,549	3,777,720
Thermo Fisher Scientific, Inc.	454,322	54,614,048
Waters Corp. (a)	97,891	10,124,866
		162,692,769
Pharmaceuticals - 5.0%
AbbVie, Inc.	1,843,884	101,929,908
AcelRx Pharmaceuticals, Inc. (a)(d)	17,182	122,851
Actavis PLC (a)	306,706	69,616,128
Acura Pharmaceuticals, Inc. (a)	2,885	2,827
Aerie Pharmaceuticals, Inc.	9,114	149,287
Akorn, Inc. (a)(d)	79,308	3,094,598
Alexza Pharmaceuticals, Inc. (a)(d)	13,886	48,601
Alimera Sciences, Inc. (a)(d)	3,741	23,531
Allergan, Inc.	345,769	56,595,470
Ampio Pharmaceuticals, Inc. (a)(d)	59,082	277,095
ANI Pharmaceuticals, Inc. (a)	3,574	104,825
Aratana Therapeutics, Inc. (a)(d)	17,464	202,932
Assembly Biosciences, Inc. (a)	1,399	10,157
AstraZeneca PLC rights (a)	7,692	0
Auxilium Pharmaceuticals, Inc. (a)(d)	49,047	912,274
AVANIR Pharmaceuticals Class A (a)	189,496	1,178,665
Bio Path Holdings, Inc. (a)(d)	166,645	384,950
Biodel, Inc. (a)(d)	8,109	15,731

	Shares	Value
Biodelivery Sciences International, Inc. (a)(d)	45,070	$ 721,120
Bristol-Myers Squibb Co.	1,924,142	97,457,792
Cempra, Inc. (a)(d)	20,803	219,888
Columbia Laboratories, Inc. (a)	5,322	32,038
Corcept Therapeutics, Inc. (a)(d)	82,171	226,792
Cumberland Pharmaceuticals, Inc. (a)	7,158	36,649
DepoMed, Inc. (a)(d)	71,075	1,091,001
Durect Corp. (a)	121,504	191,976
Eli Lilly & Co.	1,142,128	72,593,656
Endo Health Solutions, Inc. (a)	165,788	10,562,353
Endocyte, Inc. (a)(d)	47,373	348,665
Horizon Pharma, Inc. (a)(d)	61,460	633,038
Hospira, Inc. (a)	214,554	11,530,132
Impax Laboratories, Inc. (a)	76,645	1,888,533
Intra-Cellular Therapies, Inc. (d)	18,750	266,625
Jazz Pharmaceuticals PLC (a)	64,644	10,531,800
Johnson & Johnson	3,284,633	340,714,981
Lannett Co., Inc. (a)(d)	33,171	1,306,274
Mallinckrodt PLC (a)(d)	134,893	10,992,431
Merck & Co., Inc.	3,396,077	204,138,188
Mylan, Inc. (a)	432,560	21,022,416
Nektar Therapeutics (a)(d)	149,616	2,133,524
Ocera Therapeutics, Inc. (a)	890	5,287
Omeros Corp. (a)(d)	38,961	580,909
Pacira Pharmaceuticals, Inc. (a)(d)	42,514	4,602,566
Pain Therapeutics, Inc. (a)	34,536	145,742
Pernix Therapeutics Holdings, Inc. (a)(d)	8,953	77,802
Perrigo Co. PLC	156,248	23,240,328
Pfizer, Inc.	7,399,726	217,477,947
Phibro Animal Health Corp. Class A	42,486	813,182
Pozen, Inc. (d)	23,223	192,751
Prestige Brands Holdings, Inc. (a)	64,211	2,222,343
Relypsa, Inc. (d)	13,726	346,993
Repros Therapeutics, Inc. (a)(d)	21,711	475,905
Revance Therapeutics, Inc. (d)	15,387	359,286
Sagent Pharmaceuticals, Inc. (a)	25,120	698,838
Salix Pharmaceuticals Ltd. (a)(d)	73,563	11,704,609
SciClone Pharmaceuticals, Inc. (a)(d)	46,113	316,335
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	39,776	274,057
Supernus Pharmaceuticals, Inc. (a)(d)	26,858	243,199
Tetraphase Pharmaceuticals, Inc. (a)	10,243	134,081
The Medicines Company (a)(d)	85,688	2,194,470
TherapeuticsMD, Inc. (a)(d)	93,850	520,868
Theravance Biopharma, Inc. (a)	25,221	740,615
Theravance, Inc. (a)(d)	88,275	2,079,759
Transcept Pharmaceuticals, Inc. (d)	2,494	5,487
VIVUS, Inc. (a)(d)	111,051	476,409
XenoPort, Inc. (a)	57,569	292,451
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc. Class A	573,163	$ 20,312,897
Zogenix, Inc. (a)(d)	115,304	155,660
		1,314,000,478
TOTAL HEALTH CARE		3,432,693,810
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.4%
AAR Corp.	45,448	1,258,910
AeroVironment, Inc. (a)(d)	21,575	680,476
Alliant Techsystems, Inc.	36,077	4,545,702
American Science & Engineering, Inc.	13,204	764,512
API Technologies Corp. (a)	22,349	48,721
Astronics Corp. (a)	18,450	1,157,553
Astrotech Corp. (a)(d)	8,707	25,424
BE Aerospace, Inc. (a)	112,533	9,536,046
Breeze Industrial Products Corp. (a)	1,281	13,053
CPI Aerostructures, Inc. (a)(d)	3,805	42,806
Cubic Corp.	23,380	1,043,683
Curtiss-Wright Corp.	58,485	4,201,562
DigitalGlobe, Inc. (a)	87,334	2,652,334
Ducommun, Inc. (a)	15,643	485,872
Engility Holdings, Inc. (a)	17,448	613,123
Erickson Air-Crane, Inc. (a)(d)	6,239	82,417
Esterline Technologies Corp. (a)	36,596	4,290,149
Exelis, Inc.	239,811	4,122,351
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	1,648,508
General Dynamics Corp.	375,404	46,268,543
HEICO Corp. (d)	25,580	1,325,300
HEICO Corp. Class A	50,828	2,110,379
Hexcel Corp. (a)	105,445	4,343,280
Honeywell International, Inc.	902,690	85,963,169
Huntington Ingalls Industries, Inc.	60,530	6,180,718
Innovative Solutions & Support, Inc. (a)(d)	21,878	120,548
KEYW Holding Corp. (a)(d)	30,869	365,180
Kratos Defense & Security Solutions, Inc. (a)(d)	44,930	338,323
L-3 Communications Holdings, Inc.	103,771	11,409,621
LMI Aerospace, Inc. (a)(d)	6,877	104,599
Lockheed Martin Corp.	308,634	53,702,316
Micronet Enertec Technologies, Inc. (a)	3,018	8,360
Moog, Inc. Class A (a)	52,323	3,709,701
National Presto Industries, Inc. (d)	4,216	276,106
Northrop Grumman Corp.	254,273	32,348,611
Orbital Sciences Corp. (a)(d)	75,276	2,015,139
Precision Castparts Corp.	166,806	40,710,672
Raytheon Co.	362,581	34,931,054
Rockwell Collins, Inc.	165,444	12,735,879
SIFCO Industries, Inc.	891	24,137

	Shares	Value
Sparton Corp. (a)	13,384	$ 384,924
Spirit AeroSystems Holdings, Inc. Class A (a)	150,657	5,777,696
Taser International, Inc. (a)(d)	58,908	923,088
Teledyne Technologies, Inc. (a)	43,609	4,233,126
Textron, Inc.	328,219	12,472,322
The Boeing Co.	788,569	99,990,549
TransDigm Group, Inc.	58,956	11,083,138
Triumph Group, Inc.	65,091	4,515,363
United Technologies Corp.	969,927	104,732,717
		620,317,760
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	885,620
Atlas Air Worldwide Holdings, Inc. (a)(d)	36,312	1,214,636
C.H. Robinson Worldwide, Inc.	169,940	11,600,104
Echo Global Logistics, Inc. (a)(d)	11,731	304,537
Expeditors International of Washington, Inc.	229,912	9,495,366
FedEx Corp.	320,860	47,448,777
Forward Air Corp.	38,499	1,782,119
Hub Group, Inc. Class A (a)	45,548	1,980,883
Park-Ohio Holdings Corp.	8,801	510,810
Radiant Logistics, Inc. (a)	14,104	43,722
United Parcel Service, Inc. Class B	819,456	79,757,652
UTi Worldwide, Inc. (d)	106,552	978,147
XPO Logistics, Inc. (a)(d)	59,381	1,839,030
		157,841,403
Airlines - 0.5%
Alaska Air Group, Inc.	155,706	7,215,416
Allegiant Travel Co.	24,598	3,022,110
American Airlines Group, Inc.	826,525	32,160,088
CHC Group Ltd. (a)(d)	40,486	280,973
Delta Air Lines, Inc.	967,060	38,276,235
Hawaiian Holdings, Inc. (a)(d)	71,807	1,120,189
JetBlue Airways Corp. (a)(d)	285,846	3,495,897
Republic Airways Holdings, Inc. (a)	81,894	831,224
SkyWest, Inc.	63,299	567,792
Southwest Airlines Co.	789,883	25,284,155
Spirit Airlines, Inc. (a)	81,901	5,765,011
United Continental Holdings, Inc. (a)	432,490	20,590,849
		138,609,939
Building Products - 0.2%
A.O. Smith Corp.	98,582	4,838,405
AAON, Inc.	75,766	1,413,794
Allegion PLC	102,196	5,255,940
American Woodmark Corp. (a)	9,343	366,432
Apogee Enterprises, Inc.	33,247	1,213,848
Armstrong World Industries, Inc. (a)	49,085	2,831,223
Builders FirstSource, Inc. (a)	87,836	606,068
Continental Building Products, Inc. (a)	12,231	195,574
Fortune Brands Home & Security, Inc.	177,871	7,685,806
Gibraltar Industries, Inc. (a)	56,316	895,988
Griffon Corp.	46,368	578,209
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Insteel Industries, Inc.	19,643	$ 461,218
Lennox International, Inc.	51,841	4,342,202
Masco Corp.	405,986	9,528,491
Masonite International Corp. (a)	19,654	1,123,816
NCI Building Systems, Inc. (a)(d)	36,312	724,788
Nortek, Inc. (a)	17,394	1,449,268
Owens Corning	130,235	4,688,460
Patrick Industries, Inc. (a)	10,446	435,494
PGT, Inc. (a)	39,227	409,922
Ply Gem Holdings, Inc. (a)(d)	16,220	191,234
Quanex Building Products Corp.	44,676	806,849
Simpson Manufacturing Co. Ltd.	50,637	1,636,588
Trex Co., Inc. (a)(d)	46,832	1,760,883
Universal Forest Products, Inc.	26,737	1,265,997
USG Corp. (a)(d)	114,286	3,310,865
		58,017,362
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	53,056	1,411,290
ACCO Brands Corp. (a)(d)	120,265	929,648
ADT Corp. (d)	218,622	8,058,407
ARC Document Solutions, Inc. (a)	46,203	375,168
Brady Corp. Class A	52,937	1,409,183
Casella Waste Systems, Inc. Class A (a)	64,851	289,235
CECO Environmental Corp. (d)	21,126	297,032
Cenveo, Inc. (a)(d)	104,135	316,570
Cintas Corp. (d)	112,418	7,435,327
Civeo Corp.	126,922	3,225,088
Clean Harbors, Inc. (a)(d)	65,972	3,993,945
Copart, Inc. (a)	124,595	4,289,806
Courier Corp.	17,378	234,255
Covanta Holding Corp. (d)	154,806	3,249,378
Deluxe Corp.	54,408	3,239,996
Ennis, Inc.	21,290	307,215
Fuel Tech, Inc. (a)	51,934	237,338
G&K Services, Inc. Class A	20,257	1,132,164
Healthcare Services Group, Inc.	92,468	2,527,150
Heritage-Crystal Clean, Inc. (a)(d)	7,679	122,941
Herman Miller, Inc.	75,463	2,242,760
HNI Corp.	49,416	1,873,361
Hudson Technologies, Inc. (a)(d)	5,394	16,506
Industrial Services of America, Inc. (a)(d)	1,620	10,044
InnerWorkings, Inc. (a)(d)	28,532	247,372
Interface, Inc.	73,312	1,248,503
Intersections, Inc. (d)	12,865	45,028
Iron Mountain, Inc.	202,847	7,298,435
KAR Auction Services, Inc.	172,614	5,206,038
Kimball International, Inc. Class B	40,502	643,172
Knoll, Inc.	47,600	870,604
McGrath RentCorp.	25,445	941,465
Metalico, Inc. (a)(d)	55,605	67,282
Mobile Mini, Inc.	51,612	2,021,642

	Shares	Value
Msa Safety, Inc.	37,550	$ 2,078,768
Multi-Color Corp.	10,832	502,388
NL Industries, Inc.	6,707	58,955
Performant Financial Corp. (a)	31,038	298,586
Perma-Fix Environmental Services, Inc. (a)	6,937	26,638
Pitney Bowes, Inc.	233,661	6,322,867
Quad/Graphics, Inc.	28,077	629,206
R.R. Donnelley & Sons Co.	225,027	3,976,227
Republic Services, Inc.	307,369	12,088,823
Rollins, Inc.	113,089	3,364,398
SP Plus Corp. (a)	13,389	289,872
Standard Register Co. (a)	3,970	22,470
Steelcase, Inc. Class A	74,937	1,176,511
Stericycle, Inc. (a)	95,694	11,373,232
Swisher Hygiene, Inc. (a)(d)	17,741	65,109
Team, Inc. (a)(d)	21,074	841,063
Tetra Tech, Inc.	81,994	2,090,847
The Brink's Co.	51,214	1,402,239
TRC Companies, Inc. (a)	13,255	76,349
Tyco International Ltd.	530,926	23,689,918
U.S. Ecology, Inc.	25,366	1,084,143
UniFirst Corp.	16,509	1,600,548
United Stationers, Inc.	42,632	1,732,991
Viad Corp.	19,833	435,136
Virco Manufacturing Co. (a)	2,682	7,617
Waste Connections, Inc.	164,872	8,088,620
Waste Management, Inc.	506,566	23,793,405
West Corp.	26,434	784,032
		173,714,306
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)(d)	127,232	4,814,459
Aegion Corp. (a)(d)	40,317	994,217
Ameresco, Inc. Class A (a)	38,199	321,254
Argan, Inc.	11,917	477,276
Chicago Bridge & Iron Co. NV	123,066	7,804,846
Comfort Systems U.S.A., Inc.	43,738	664,818
Dycom Industries, Inc. (a)	36,171	1,128,897
EMCOR Group, Inc.	78,469	3,389,861
Fluor Corp.	181,316	13,397,439
Foster Wheeler AG	112,721	3,679,213
Furmanite Corp. (a)	40,654	369,545
Goldfield Corp.	41,171	86,047
Granite Construction, Inc.	41,521	1,464,446
Great Lakes Dredge & Dock Corp. (a)(d)	55,973	426,514
Integrated Electrical Services, Inc. (a)	16,326	124,404
Jacobs Engineering Group, Inc. (a)	160,940	8,676,275
KBR, Inc.	162,921	3,587,520
Layne Christensen Co. (a)(d)	24,456	278,309
MasTec, Inc. (a)(d)	84,984	2,592,012
MYR Group, Inc. (a)	25,270	590,813
Northwest Pipe Co. (a)	12,188	450,468
Orion Marine Group, Inc. (a)	21,656	218,942
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Pike Corp. (a)	29,417	$ 350,651
Primoris Services Corp.	35,637	1,034,898
Quanta Services, Inc. (a)	244,181	8,873,538
Sterling Construction Co., Inc. (a)	31,847	271,336
Tutor Perini Corp. (a)	46,969	1,403,434
URS Corp.	82,388	4,991,065
		72,462,497
Electrical Equipment - 0.7%
Active Power, Inc. (a)	10,523	23,151
Acuity Brands, Inc.	52,894	6,552,509
Allied Motion Technologies, Inc.	4,209	68,817
Altair Nanotechnologies, Inc. (a)(d)	10,605	37,754
American Superconductor Corp. (a)(d)	126,771	225,019
AMETEK, Inc.	305,185	16,156,494
AZZ, Inc.	29,081	1,347,614
Babcock & Wilcox Co.	118,199	3,433,681
Broadwind Energy, Inc. (a)	15,938	145,992
Capstone Turbine Corp. (a)(d)	814,128	1,017,660
Eaton Corp. PLC	549,103	38,332,880
Emerson Electric Co.	807,785	51,714,396
Encore Wire Corp.	23,059	978,855
EnerSys	58,195	3,741,357
Enphase Energy, Inc. (a)	22,269	313,548
Espey Manufacturing & Electronics Corp.	2,015	49,368
Franklin Electric Co., Inc.	44,071	1,672,935
FuelCell Energy, Inc. (a)(d)	246,058	624,987
Generac Holdings, Inc. (a)(d)	81,773	3,804,080
General Cable Corp.	55,434	1,190,168
Global Power Equipment Group, Inc.	10,454	176,150
GrafTech International Ltd. (a)(d)	132,891	1,160,138
Hubbell, Inc. Class B	60,658	7,333,552
LSI Industries, Inc.	24,011	168,797
MagneTek, Inc. (a)	2,664	76,590
Ocean Power Technologies, Inc. (a)(d)	11,040	14,462
Orion Energy Systems, Inc. (a)	20,733	98,896
Plug Power, Inc. (a)(d)	172,151	960,603
Polypore International, Inc. (a)(d)	50,063	2,244,324
Powell Industries, Inc.	9,892	521,209
Power Solutions International, Inc. (a)(d)	4,960	339,016
PowerSecure International, Inc. (a)(d)	20,869	230,811
Preformed Line Products Co.	1,961	111,581
Real Goods Solar, Inc. Class A (a)(d)	40,896	61,344
Regal-Beloit Corp.	57,797	4,107,633
Revolution Lighting Technologies, Inc. (a)(d)	38,693	80,095
Rockwell Automation, Inc.	161,735	18,859,918
Sensata Technologies Holding BV (a)	179,473	8,824,687
SL Industries, Inc. (a)	3,648	166,969
SolarCity Corp. (a)(d)	54,174	3,720,670
Thermon Group Holdings, Inc. (a)(d)	33,050	897,308

	Shares	Value
Ultralife Corp. (a)	13,410	$ 45,594
Vicor Corp. (a)	10,982	90,052
		181,721,664
Industrial Conglomerates - 1.9%
3M Co.	726,200	104,572,800
Carlisle Companies, Inc.	82,301	6,822,753
Danaher Corp.	695,504	53,282,561
General Electric Co.	11,621,572	301,928,441
Raven Industries, Inc.	39,990	1,066,133
Roper Industries, Inc.	120,772	18,183,432
		485,856,120
Machinery - 2.1%
Accuride Corp. (a)	79,004	360,258
Actuant Corp. Class A	71,032	2,395,909
Adept Technology, Inc. (a)(d)	17,085	137,876
AGCO Corp.	95,174	4,648,298
Alamo Group, Inc.	17,898	872,528
Albany International Corp. Class A	47,080	1,768,796
Allison Transmission Holdings, Inc.	190,226	5,836,134
Altra Industrial Motion Corp.	25,498	848,063
American Railcar Industries, Inc.	11,797	940,221
Astec Industries, Inc.	19,808	822,824
Barnes Group, Inc.	47,337	1,620,819
Blount International, Inc. (a)	50,491	806,846
Briggs & Stratton Corp.	42,488	855,708
Caterpillar, Inc.	730,607	79,687,305
Chart Industries, Inc. (a)(d)	36,495	2,441,151
CIRCOR International, Inc.	19,714	1,403,440
CLARCOR, Inc.	59,963	3,790,261
Colfax Corp. (a)	110,540	7,031,449
Columbus McKinnon Corp. (NY Shares)	26,972	675,918
Commercial Vehicle Group, Inc. (a)	77,079	618,174
Crane Co.	52,315	3,640,601
Cummins, Inc.	199,027	28,880,808
Deere & Co.	423,519	35,613,713
Donaldson Co., Inc.	164,610	6,890,575
Douglas Dynamics, Inc.	29,195	582,148
Dover Corp.	195,907	17,214,348
Dynamic Materials Corp.	17,783	354,949
Eastern Co.	2,354	37,099
Energy Recovery, Inc. (a)(d)	81,715	387,329
EnPro Industries, Inc. (a)	27,265	1,851,294
ESCO Technologies, Inc.	28,907	1,040,652
ExOne Co. (a)(d)	13,829	404,775
Federal Signal Corp.	80,990	1,192,173
Flowserve Corp.	155,118	11,771,905
FreightCar America, Inc.	19,411	578,254
Gencor Industries, Inc. (a)	1,849	18,675
Global Brass & Copper Holdings, Inc.	28,348	437,977
Gorman-Rupp Co.	21,897	679,464
Graco, Inc.	71,760	5,515,474
Graham Corp.	12,124	370,509
Greenbrier Companies, Inc. (d)	28,092	2,009,140
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Hardinge, Inc.	14,874	$ 168,076
Harsco Corp.	94,707	2,291,909
Hillenbrand, Inc.	69,805	2,334,279
Hurco Companies, Inc.	3,319	109,992
Hyster-Yale Materials Handling Class A	12,438	958,845
IDEX Corp.	88,258	6,790,571
Illinois Tool Works, Inc.	446,773	39,409,846
Ingersoll-Rand PLC	297,503	17,909,681
ITT Corp.	114,023	5,457,141
John Bean Technologies Corp.	27,251	791,642
Joy Global, Inc.	114,975	7,260,671
Kadant, Inc.	18,429	730,526
Kennametal, Inc.	99,076	4,439,596
L.B. Foster Co. Class A	10,636	557,965
Lincoln Electric Holdings, Inc.	88,988	6,327,047
Lindsay Corp. (d)	16,477	1,281,581
Lydall, Inc. (a)	15,820	438,214
Manitex International, Inc. (a)	11,053	149,105
Manitowoc Co., Inc. (d)	166,345	4,893,870
Meritor, Inc. (a)	118,384	1,613,574
Middleby Corp. (a)	66,168	5,705,667
Miller Industries, Inc.	16,197	306,447
Mueller Industries, Inc.	58,960	1,723,990
Mueller Water Products, Inc. Class A	199,590	1,842,216
Navistar International Corp. (a)(d)	79,012	2,979,543
NN, Inc.	18,576	542,048
Nordson Corp.	68,102	5,520,348
Omega Flex, Inc.	258	4,543
Oshkosh Truck Corp.	95,506	4,744,738
PACCAR, Inc.	408,900	25,683,009
Pall Corp.	118,435	9,992,361
Parker Hannifin Corp.	169,965	19,630,958
Pentair Plc	227,443	15,482,045
PMFG, Inc. (a)(d)	15,367	82,367
Proto Labs, Inc. (a)(d)	23,655	1,779,802
RBC Bearings, Inc.	25,318	1,565,159
Rexnord Corp. (a)	98,874	2,888,110
Snap-On, Inc.	66,115	8,261,069
SPX Corp.	46,613	4,850,083
Standex International Corp.	13,243	988,325
Stanley Black & Decker, Inc.	177,450	16,236,675
Sun Hydraulics Corp.	27,930	1,118,038
Tecumseh Products Co. (a)	29,489	154,522
Tennant Co.	20,971	1,461,469
Terex Corp.	120,683	4,514,751
Timken Co.	84,686	3,835,429
Titan International, Inc. (d)	48,022	696,319
Toro Co.	67,215	4,135,739
TriMas Corp. (a)	46,817	1,484,099
Trinity Industries, Inc. (d)	174,994	8,466,210
Twin Disc, Inc.	8,286	268,052

	Shares	Value
Valmont Industries, Inc. (d)	30,830	$ 4,339,323
Wabash National Corp. (a)	74,589	1,054,688
WABCO Holdings, Inc. (a)	75,595	7,801,404
Wabtec Corp.	121,942	10,165,085
Watts Water Technologies, Inc. Class A	38,674	2,447,677
Woodward, Inc.	78,842	4,117,918
Xerium Technologies, Inc. (a)	6,895	103,080
Xylem, Inc.	220,124	8,201,820
		536,123,097
Marine - 0.0%
Baltic Trading Ltd. (d)	40,135	235,592
International Shipholding Corp.	10,420	212,881
Kirby Corp. (a)	63,347	7,556,664
Matson, Inc.	46,702	1,260,487
		9,265,624
Professional Services - 0.4%
Acacia Research Corp.	61,592	1,095,722
Advisory Board Co. (a)(d)	38,842	1,926,563
Barrett Business Services, Inc.	6,681	395,448
CBIZ, Inc. (a)(d)	37,390	321,554
CDI Corp.	9,649	146,375
Corporate Executive Board Co.	37,937	2,500,807
CRA International, Inc. (a)	15,589	419,500
CTPartners Executive Search, Inc. (a)	859	15,419
Dun & Bradstreet Corp.	40,399	4,742,035
Equifax, Inc.	155,277	12,229,617
Exponent, Inc.	15,525	1,134,257
Franklin Covey Co. (a)	5,338	101,796
FTI Consulting, Inc. (a)(d)	68,234	2,531,481
GP Strategies Corp. (a)	17,343	437,390
Heidrick & Struggles International, Inc.	22,259	482,130
Hill International, Inc. (a)	13,945	61,358
Hudson Global, Inc. (a)	13,947	53,835
Huron Consulting Group, Inc. (a)	28,844	1,744,485
ICF International, Inc. (a)	23,222	784,439
IHS, Inc. Class A (a)	75,073	10,695,650
Insperity, Inc.	20,805	613,956
Kelly Services, Inc. Class A (non-vtg.)	27,730	463,368
Kforce, Inc.	36,597	734,502
Korn/Ferry International (a)	56,905	1,721,376
Manpower, Inc.	93,886	7,283,676
Mastech Holdings, Inc.	373	4,331
MISTRAS Group, Inc. (a)	12,788	274,430
Navigant Consulting, Inc. (a)	41,733	679,831
Nielsen Holdings B.V.	352,216	16,550,630
Odyssey Marine Exploration, Inc. (a)(d)	46,227	52,699
On Assignment, Inc. (a)	52,146	1,541,436
Paylocity Holding Corp. (a)(d)	5,085	115,582
Pendrell Corp. (a)	150,288	231,444
RCM Technologies, Inc. (a)	9,908	73,716
Resources Connection, Inc.	43,312	663,107
Robert Half International, Inc.	170,458	8,558,696
RPX Corp. (a)	42,529	646,016
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Spherix, Inc. (a)	11	$ 16
Towers Watson & Co.	75,492	8,276,188
TriNet Group, Inc.	37,156	996,152
TrueBlue, Inc. (a)	53,079	1,440,564
Verisk Analytics, Inc. (a)	175,777	11,283,126
VSE Corp.	1,834	108,811
WageWorks, Inc. (a)	36,355	1,500,007
		105,633,521
Road & Rail - 1.0%
AMERCO	7,919	2,199,977
ArcBest Corp.	25,682	921,984
Avis Budget Group, Inc. (a)(d)	135,454	9,144,500
Celadon Group, Inc.	62,978	1,318,759
Con-way, Inc.	72,845	3,733,306
Covenant Transport Group, Inc. Class A (a)	9,633	133,899
CSX Corp.	1,150,852	35,572,835
Genesee & Wyoming, Inc. Class A (a)	61,185	6,016,321
Heartland Express, Inc. (d)	52,772	1,237,503
Hertz Global Holdings, Inc. (a)	527,758	15,595,249
J.B. Hunt Transport Services, Inc.	118,822	8,977,002
Kansas City Southern	128,278	14,798,150
Knight Transportation, Inc.	76,431	1,937,526
Landstar System, Inc.	49,655	3,369,837
Marten Transport Ltd.	31,198	617,720
Norfolk Southern Corp.	357,273	38,228,211
Old Dominion Freight Lines, Inc. (a)	86,916	5,794,690
Patriot Transportation Holding, Inc. (a)	1,312	45,513
Providence & Worcester Railroad Co.	4,631	80,302
Quality Distribution, Inc. (a)	25,189	353,654
Roadrunner Transportation Systems, Inc. (a)	23,847	600,467
Ryder System, Inc.	61,687	5,572,804
Saia, Inc. (a)	26,740	1,269,348
Swift Transporation Co. (a)(d)	119,320	2,527,198
U.S.A. Truck, Inc. (a)(d)	1,841	34,592
Union Pacific Corp.	1,046,658	110,181,688
Universal Truckload Services, Inc.	6,117	152,252
Werner Enterprises, Inc.	41,229	1,026,602
YRC Worldwide, Inc. (a)(d)	30,006	696,739
		272,138,628
Trading Companies & Distributors - 0.4%
Aceto Corp.	32,506	624,765
AeroCentury Corp. (a)(d)	688	7,809
Air Lease Corp. Class A	121,471	4,603,751
Aircastle Ltd.	65,692	1,256,031
Applied Industrial Technologies, Inc.	52,950	2,579,195
Beacon Roofing Supply, Inc. (a)	65,628	1,871,711
BlueLinx Corp. (a)	23,385	30,401
CAI International, Inc. (a)(d)	15,310	296,861
DXP Enterprises, Inc. (a)	10,800	865,296

	Shares	Value
Essex Rental Corp. (a)	16,688	$ 42,721
Fastenal Co. (d)	311,527	14,105,943
GATX Corp.	53,842	3,568,109
H&E Equipment Services, Inc.	32,737	1,339,271
HD Supply Holdings, Inc. (a)	110,187	3,059,893
Houston Wire & Cable Co.	15,647	203,724
Kaman Corp.	26,535	1,078,913
Lawson Products, Inc. (a)	4,764	84,799
MRC Global, Inc. (a)	114,871	2,851,098
MSC Industrial Direct Co., Inc. Class A	57,280	5,163,219
Now, Inc. (d)	122,394	4,042,674
Rush Enterprises, Inc. Class A (a)(d)	39,030	1,431,230
Stock Building Supply Holdings, Inc.	16,419	279,123
TAL International Group, Inc.	41,028	1,813,438
Textainer Group Holdings Ltd. (d)	21,722	766,352
Titan Machinery, Inc. (a)(d)	17,235	212,163
United Rentals, Inc. (a)(d)	106,497	12,529,372
Veritiv Corp. (a)	9,543	424,854
W.W. Grainger, Inc.	70,526	17,363,501
Watsco, Inc.	30,156	2,789,128
WESCO International, Inc. (a)(d)	60,754	5,102,728
Willis Lease Finance Corp. (a)	2,006	42,487
		90,430,560
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	64,196	1,177,355
TOTAL INDUSTRIALS		2,903,309,836
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 1.6%
ADTRAN, Inc. (d)	58,980	1,361,258
Alliance Fiber Optic Products, Inc. (d)	19,146	283,744
Applied Optoelectronics, Inc.	10,558	224,252
Arris Group, Inc. (a)	139,734	4,277,258
Aruba Networks, Inc. (a)(d)	133,375	2,847,556
Aviat Networks, Inc. (a)	66,605	104,570
Bel Fuse, Inc. Class B (non-vtg.)	7,032	165,533
Black Box Corp.	16,753	396,208
Blonder Tongue Laboratories, Inc. (a)	3,352	5,598
Brocade Communications Systems, Inc.	517,605	5,460,733
CalAmp Corp. (a)(d)	30,277	583,741
Calix Networks, Inc. (a)	43,449	456,215
Ciena Corp. (a)(d)	124,141	2,568,477
Cisco Systems, Inc.	5,940,531	148,453,870
Clearfield, Inc. (a)(d)	10,596	141,880
CommScope Holding Co., Inc.	106,472	2,742,719
Communications Systems, Inc.	4,311	48,671
Comtech Telecommunications Corp.	22,438	853,542
Digi International, Inc. (a)	21,456	178,943
EchoStar Holding Corp. Class A (a)	54,964	2,771,835
EMCORE Corp. (a)(d)	29,659	129,906
Emulex Corp. (a)	91,750	502,790
Entrada Networks, Inc. (a)	150	0
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Extreme Networks, Inc. (a)(d)	100,558	$ 535,974
F5 Networks, Inc. (a)(d)	87,451	10,860,540
Finisar Corp. (a)(d)	110,449	2,243,219
Harmonic, Inc. (a)	107,478	706,130
Harris Corp.	115,971	8,279,170
Infinera Corp. (a)(d)	140,398	1,485,411
InterDigital, Inc.	54,293	2,408,980
Interphase Corp. (a)	10,718	35,048
Ixia (a)	83,745	805,627
JDS Uniphase Corp. (a)(d)	268,467	3,100,794
Juniper Networks, Inc.	570,419	13,228,017
KVH Industries, Inc. (a)	23,641	293,858
Lantronix, Inc. (a)	71	134
Meru Networks, Inc. (a)(d)	20,865	74,488
Motorola Solutions, Inc.	268,206	15,931,436
NETGEAR, Inc. (a)(d)	37,791	1,255,417
Novatel Wireless, Inc. (a)	27,517	61,913
NumereX Corp. Class A (a)(d)	13,747	157,472
Oclaro, Inc. (a)(d)	126,427	221,247
Oplink Communications, Inc.	15,273	295,074
Optical Cable Corp.	564	2,403
Palo Alto Networks, Inc. (a)	52,358	4,449,906
Parkervision, Inc. (a)(d)	100,275	124,341
PC-Tel, Inc.	2,259	17,665
Plantronics, Inc.	53,885	2,571,931
Polycom, Inc. (a)	189,613	2,512,372
Procera Networks, Inc. (a)(d)	21,122	217,345
QUALCOMM, Inc.	1,954,621	148,746,658
Relm Wireless Corp. (a)	9,436	45,482
Riverbed Technology, Inc. (a)	188,588	3,552,998
Ruckus Wireless, Inc. (a)(d)	70,783	984,592
ShoreTel, Inc. (a)	56,073	375,689
Sonus Networks, Inc. (a)	287,303	1,083,132
Tessco Technologies, Inc.	4,838	155,832
Ubiquiti Networks, Inc. (a)(d)	20,342	922,713
ViaSat, Inc. (a)(d)	47,347	2,695,938
Westell Technologies, Inc. Class A (a)	75,979	145,880
xG Technology, Inc. (a)	1,492	2,939
Zhone Technologies, Inc. (a)	5,862	20,224
Zoom Technologies, Inc. (a)	3,134	8,462
		405,175,750
Electronic Equipment & Components - 0.8%
Acorn Energy, Inc. (a)(d)	16,876	31,558
Advanced Photonix, Inc. Class A (a)	4,544	2,227
Aeroflex Holding Corp. (a)(d)	11,165	117,902
Agilysys, Inc. (a)	38,149	476,100
Amphenol Corp. Class A	185,566	19,115,154
Anixter International, Inc.	33,416	2,981,710
Arrow Electronics, Inc. (a)	131,368	8,177,658
Avnet, Inc.	154,170	6,862,107
AVX Corp.	71,883	990,548

	Shares	Value
Badger Meter, Inc.	35,716	$ 1,860,089
Belden, Inc.	50,406	3,683,166
Benchmark Electronics, Inc. (a)	62,536	1,540,262
CDW Corp.	100,578	3,323,097
Checkpoint Systems, Inc. (a)	41,082	568,986
ClearSign Combustion Corp. (a)(d)	7,019	55,099
Cognex Corp. (a)	109,040	4,577,499
Coherent, Inc. (a)	29,619	1,909,537
Control4 Corp. (d)	4,856	72,160
Corning, Inc.	1,506,355	31,422,565
CTS Corp.	43,658	774,056
CUI Global, Inc. (a)(d)	26,608	197,165
Daktronics, Inc.	32,196	423,699
Dolby Laboratories, Inc. Class A (a)(d)	54,035	2,516,950
DTS, Inc. (a)(d)	19,732	471,397
Echelon Corp. (a)	32,190	73,715
Electro Rent Corp.	12,184	184,344
Electro Scientific Industries, Inc.	21,640	160,569
eMagin Corp. (a)	5,084	13,727
Fabrinet (a)	31,120	503,833
FARO Technologies, Inc. (a)	18,648	1,081,770
FEI Co.	46,062	3,871,050
FLIR Systems, Inc.	171,079	5,780,759
Frequency Electronics, Inc. (a)	430	5,018
Giga-Tronics, Inc. (a)	2,579	5,132
GSI Group, Inc. (a)	22,768	291,886
I. D. Systems Inc. (a)	6,071	32,116
Identiv, Inc. (a)	10,618	181,462
IEC Electronics Corp. (a)	86	401
II-VI, Inc. (a)	56,117	783,393
Ingram Micro, Inc. Class A (a)	191,225	5,513,017
Insight Enterprises, Inc. (a)	48,551	1,273,978
Intellicheck Mobilisa, Inc. (a)(d)	545	2,649
InvenSense, Inc. (a)(d)	57,254	1,480,016
IPG Photonics Corp. (a)(d)	46,113	3,167,041
Iteris, Inc. (a)	1,032	1,796
Itron, Inc. (a)(d)	49,438	2,087,272
Jabil Circuit, Inc.	217,842	4,701,030
KEMET Corp. (a)	34,374	173,245
KEY Tronic Corp. (a)	6,483	71,119
Knowles Corp. (a)(d)	93,897	3,091,089
LightPath Technologies, Inc. Class A (a)	376	470
Littelfuse, Inc.	24,950	2,293,155
LoJack Corp. (a)	24,621	98,484
LRAD Corp. (a)	56,581	187,283
Maxwell Technologies, Inc. (a)(d)	38,769	398,158
Measurement Specialties, Inc. (a)	15,282	1,311,501
Mercury Systems, Inc. (a)	42,608	475,931
Mesa Laboratories, Inc.	2,184	155,501
Methode Electronics, Inc. Class A	42,247	1,424,569
MicroVision, Inc. (a)(d)	33,140	67,937
MOCON, Inc.	2,209	34,681
MTS Systems Corp.	16,730	1,189,168
Multi-Fineline Electronix, Inc. (a)	10,240	103,731
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
National Instruments Corp.	115,875	$ 3,841,256
Neonode, Inc. (a)(d)	33,197	100,587
NetList, Inc. (a)(d)	104,599	119,243
Newport Corp. (a)	41,609	785,162
OSI Systems, Inc. (a)	22,707	1,584,040
Park Electrochemical Corp.	16,314	459,076
PC Connection, Inc.	12,636	286,584
PC Mall, Inc. (a)	4,077	42,564
Perceptron, Inc.	13,154	144,694
Planar Systems, Inc. (a)	2,277	11,362
Plexus Corp. (a)	33,577	1,383,037
Pulse Electronics Corp. (a)	5,013	10,678
RadiSys Corp. (a)	9,220	28,398
RealD, Inc. (a)(d)	53,542	498,476
Research Frontiers, Inc. (a)(d)	16,855	85,792
RF Industries Ltd.	5,778	32,010
Richardson Electronics Ltd.	23,707	241,574
Rofin-Sinar Technologies, Inc. (a)	27,521	659,403
Rogers Corp. (a)	16,870	1,015,237
Sanmina Corp. (a)	105,831	2,484,912
ScanSource, Inc. (a)	30,626	1,180,939
Speed Commerce, Inc. (a)(d)	43,920	144,497
SYNNEX Corp. (a)	30,841	2,150,851
TE Connectivity Ltd.	471,275	29,539,517
Tech Data Corp. (a)	39,838	2,689,065
Trimble Navigation Ltd. (a)(d)	301,758	10,036,471
TTM Technologies, Inc. (a)(d)	53,211	407,064
Uni-Pixel, Inc. (a)(d)	12,876	99,660
Universal Display Corp. (a)(d)	48,773	1,694,374
Viasystems Group, Inc. (a)	4,710	50,162
Vishay Intertechnology, Inc.	163,262	2,612,192
Vishay Precision Group, Inc. (a)	9,596	146,819
Wayside Technology Group, Inc.	1,232	19,429
Wireless Telecom Group, Inc. (a)	11,200	27,440
Zebra Technologies Corp. Class A (a)	57,315	4,472,289
		203,507,541
Internet Software & Services - 3.0%
Akamai Technologies, Inc. (a)	208,821	12,616,965
Amber Road, Inc. (a)(d)	6,724	100,860
Angie's List, Inc. (a)(d)	39,732	304,744
AOL, Inc. (a)	89,529	3,869,443
Autobytel, Inc. (a)	9,434	77,264
Bankrate, Inc. (a)(d)	70,274	986,647
Bazaarvoice, Inc. (a)(d)	59,368	433,386
Benefitfocus, Inc. (d)	9,816	324,124
Blucora, Inc. (a)(d)	40,993	638,671
Brightcove, Inc. (a)(d)	25,472	154,870
BroadVision, Inc. (a)	490	4,802
Carbonite, Inc. (a)	9,443	100,662
Care.com, Inc. (d)	8,431	77,312
ChannelAdvisor Corp. (a)(d)	9,463	153,301

	Shares	Value
comScore, Inc. (a)	35,536	$ 1,361,384
Constant Contact, Inc. (a)	30,835	961,127
Conversant, Inc. (a)(d)	68,992	1,900,040
Cornerstone OnDemand, Inc. (a)(d)	56,736	2,124,196
CoStar Group, Inc. (a)	36,660	5,306,535
Crexendo, Inc. (a)	6,585	20,084
Cvent, Inc. (d)	18,057	453,592
Daegis, Inc. (a)	3,645	3,791
DealerTrack Holdings, Inc. (a)(d)	52,765	2,361,761
Demand Media, Inc. (a)	8,535	76,730
Demandware, Inc. (a)(d)	37,767	2,007,316
Dice Holdings, Inc. (a)(d)	50,678	430,256
Digital River, Inc. (a)	35,934	548,712
E2open, Inc. (a)(d)	21,618	326,432
EarthLink Holdings Corp.	136,356	563,150
eBay, Inc. (a)	1,345,572	74,679,246
eGain Communications Corp. (a)(d)	8,558	55,884
Endurance International Group Holdings, Inc. (d)	22,941	308,786
Envestnet, Inc. (a)	31,274	1,438,917
Equinix, Inc. (a)	61,859	13,501,345
Everyday Health, Inc. (d)	6,143	89,442
Facebook, Inc. Class A (a)	1,993,646	149,164,594
Global Eagle Entertainment, Inc. (a)(d)	63,441	800,625
GlowPoint, Inc. (a)	18,770	24,401
Gogo, Inc. (a)(d)	13,710	232,110
Google, Inc.:
Class A (a)	330,953	192,733,789
Class C (a)	326,881	186,845,180
GrubHub, Inc. (d)	21,930	842,989
IAC/InterActiveCorp	87,877	6,115,360
Internap Network Services Corp. (a)	49,823	340,789
IntraLinks Holdings, Inc. (a)	36,458	286,560
Inuvo, Inc. (a)	9,640	13,882
iPass, Inc. (a)	33,662	39,048
j2 Global, Inc.	55,909	2,988,336
Limelight Networks, Inc. (a)	33,081	78,402
LinkedIn Corp. (a)	115,866	26,156,750
Liquidity Services, Inc. (a)	37,923	577,947
LivePerson, Inc. (a)	55,381	714,969
Local Corp. (a)(d)	28,399	45,722
LogMeIn, Inc. (a)(d)	22,955	970,537
Marchex, Inc. Class B	28,685	246,117
Marin Software, Inc. (a)(d)	7,083	59,143
Marketo, Inc. (a)(d)	21,521	630,135
MeetMe, Inc. (a)(d)	18,724	43,065
Millennial Media, Inc. (a)(d)	34,415	81,908
Monster Worldwide, Inc. (a)	97,552	562,875
Move, Inc. (a)	35,516	564,704
NIC, Inc.	78,994	1,480,348
Pandora Media, Inc. (a)(d)	209,033	5,652,252
Perficient, Inc. (a)	34,438	593,022
Q2 Holdings, Inc. (a)	7,196	106,213
QuinStreet, Inc. (a)	17,620	84,400
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rackspace Hosting, Inc. (a)	132,627	$ 4,588,894
RealNetworks, Inc. (a)	28,670	220,759
Rightside Group Ltd. (a)(d)	8,535	102,335
Rocket Fuel, Inc. (d)	8,626	140,518
SciQuest, Inc. (a)(d)	28,158	449,683
Selectica, Inc. (a)	552	3,168
Shutterstock, Inc. (a)(d)	14,554	1,030,423
Spark Networks, Inc. (a)(d)	16,620	87,255
SPS Commerce, Inc. (a)	19,140	1,070,692
Stamps.com, Inc. (a)	18,614	626,547
Support.com, Inc. (a)	117,655	283,549
Synacor, Inc. (a)	20,037	40,475
TechTarget, Inc. (a)	1,217	10,539
Textura Corp. (a)(d)	17,853	514,523
TheStreet.com, Inc.	3,696	8,723
Travelzoo, Inc. (a)	5,383	91,780
Tremor Video, Inc. (a)(d)	9,207	27,529
TrueCar, Inc. (d)	15,879	328,219
Trulia, Inc. (a)(d)	42,135	2,596,780
Twitter, Inc.	86,815	4,319,046
United Online, Inc.	10,283	131,314
Unwired Planet, Inc. (d)	100,320	210,672
VeriSign, Inc. (a)(d)	144,977	8,274,562
Web.com Group, Inc. (a)(d)	64,573	1,223,658
WebMD Health Corp. (a)(d)	44,803	2,166,225
XO Group, Inc. (a)	29,832	349,333
Xoom Corp. (a)	19,461	444,878
Yahoo!, Inc. (a)	1,082,501	41,687,114
Yelp, Inc. (a)(d)	69,278	5,709,893
YuMe, Inc. (d)	6,211	32,794
Zillow, Inc. (a)(d)	26,948	3,865,960
Zix Corp. (a)	43,773	168,526
		788,244,315
IT Services - 3.1%
Accenture PLC Class A	732,453	59,372,640
Acxiom Corp. (a)	91,117	1,689,765
Alliance Data Systems Corp. (a)	62,050	16,420,912
Amdocs Ltd.	195,710	9,217,941
Automatic Data Processing, Inc.	560,035	46,751,722
Blackhawk Network Holdings, Inc. (a)(d)	10,875	299,933
Blackhawk Network Holdings, Inc. (a)	47,004	1,291,200
Booz Allen Hamilton Holding Corp. Class A	80,553	1,786,666
Broadridge Financial Solutions, Inc.	126,853	5,396,327
CACI International, Inc. Class A (a)	20,462	1,475,719
Cardtronics, Inc. (a)	50,512	1,793,176
Cartesian, Inc. (a)	206	849
Cass Information Systems, Inc.	8,032	376,861
Ciber, Inc. (a)	53,912	205,944
Cognizant Technology Solutions Corp. Class A (a)	704,394	32,211,938

	Shares	Value
Computer Sciences Corp.	174,620	$ 10,440,530
Computer Task Group, Inc. (d)	11,646	148,836
Convergys Corp.	123,097	2,363,462
CoreLogic, Inc. (a)	113,020	3,195,075
CSG Systems International, Inc.	47,456	1,315,480
CSP, Inc.	3,696	29,198
Datalink Corp. (a)	21,583	266,334
DST Systems, Inc.	40,007	3,713,050
Edgewater Technology, Inc. (a)	2,875	19,579
EPAM Systems, Inc. (a)	32,476	1,222,721
Euronet Worldwide, Inc. (a)	64,215	3,422,660
EVERTEC, Inc.	73,649	1,696,136
ExlService Holdings, Inc. (a)	29,161	795,220
Fidelity National Information Services, Inc.	329,470	18,697,423
Fiserv, Inc. (a)	303,216	19,548,336
FleetCor Technologies, Inc. (a)	84,060	12,078,581
Forrester Research, Inc.	14,844	576,838
Gartner, Inc. Class A (a)	108,666	8,105,397
Genpact Ltd. (a)	190,854	3,320,860
Global Cash Access Holdings, Inc. (a)	85,750	669,708
Global Payments, Inc.	86,730	6,307,006
Hackett Group, Inc.	12,619	79,121
Heartland Payment Systems, Inc. (d)	51,995	2,483,801
Higher One Holdings, Inc. (a)	26,817	104,050
IBM Corp.	1,101,195	211,759,799
iGATE Corp. (a)	38,740	1,449,651
Information Services Group, Inc. (a)	18,000	76,500
Innodata, Inc. (a)	14,010	43,431
Jack Henry & Associates, Inc.	97,558	5,639,828
Leidos Holdings, Inc.	88,093	3,316,701
Lionbridge Technologies, Inc. (a)	69,212	321,144
ManTech International Corp. Class A	23,021	667,149
MasterCard, Inc. Class A	1,173,111	88,933,545
Mattersight Corp. (a)	4,307	21,018
Maximus, Inc.	80,539	3,318,207
ModusLink Global Solutions, Inc. (a)(d)	31,030	126,913
MoneyGram International, Inc. (a)	66,937	941,134
NCI, Inc. Class A (a)	12,261	112,066
Neustar, Inc. Class A (a)(d)	66,766	1,968,929
Paychex, Inc.	360,083	14,997,457
PFSweb, Inc. (a)	1,815	15,500
Planet Payment, Inc. (a)	40,113	96,672
PRG-Schultz International, Inc. (a)	36,569	227,459
Sabre Corp.	78,083	1,423,453
Sapient Corp. (a)	136,229	1,976,683
Science Applications International Corp.	56,960	2,626,995
ServiceSource International, Inc. (a)(d)	52,332	198,862
StarTek, Inc. (a)	2,150	15,588
Sykes Enterprises, Inc. (a)	37,324	781,565
Syntel, Inc. (a)	20,991	1,875,966
Teletech Holdings, Inc. (a)	19,293	518,017
Teradata Corp. (a)	183,403	8,376,015
The Western Union Co.	621,408	10,855,998
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Total System Services, Inc.	192,803	$ 6,065,582
Unisys Corp. (a)	58,445	1,368,197
Vantiv, Inc. (a)	169,257	5,294,359
VeriFone Systems, Inc. (a)	124,808	4,358,295
Virtusa Corp. (a)	35,863	1,221,135
Visa, Inc. Class A	583,397	123,983,530
WEX, Inc. (a)	45,780	5,202,897
WidePoint Corp. (a)(d)	71,654	116,079
Xerox Corp.	1,318,733	18,211,703
		807,395,017
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Energy Industries, Inc. (a)(d)	37,951	730,557
Advanced Micro Devices, Inc. (a)(d)	718,505	2,996,166
AEHR Test Systems (a)	3,126	7,940
Aetrium, Inc. (a)	206	1,082
Altera Corp.	377,370	13,336,256
Amkor Technology, Inc. (a)	161,169	1,676,158
Amtech Systems, Inc. (a)	12,381	131,734
ANADIGICS, Inc. (a)(d)	109,969	68,896
Analog Devices, Inc.	366,088	18,714,419
Applied Materials, Inc.	1,406,169	32,489,535
Applied Micro Circuits Corp. (a)(d)	98,689	835,896
Ascent Solar Technologies, Inc. (a)	3,308	9,362
Atmel Corp. (a)	480,018	4,252,959
Audience, Inc. (a)(d)	9,607	82,428
Avago Technologies Ltd.	291,463	23,926,198
Axcelis Technologies, Inc. (a)	123,333	249,133
AXT, Inc. (a)	31,515	76,581
Broadcom Corp. Class A	638,547	25,145,981
Brooks Automation, Inc.	71,516	810,991
BTU International, Inc. (a)	4,067	13,990
Cabot Microelectronics Corp. (a)(d)	30,653	1,315,014
Cavium, Inc. (a)(d)	71,032	3,990,578
Ceva, Inc. (a)(d)	20,686	313,600
Cirrus Logic, Inc. (a)(d)	72,356	1,749,568
Cohu, Inc.	20,738	255,077
Cree, Inc. (a)(d)	141,296	6,437,446
CVD Equipment Corp. (a)(d)	24,298	328,023
Cypress Semiconductor Corp. (d)	200,786	2,218,685
Diodes, Inc. (a)	49,290	1,254,431
DSP Group, Inc. (a)	34,788	312,396
Entegris, Inc. (a)	165,433	2,008,357
Entropic Communications, Inc. (a)	130,146	342,284
Exar Corp. (a)	56,777	566,067
Fairchild Semiconductor International, Inc. (a)(d)	143,511	2,518,618
First Solar, Inc. (a)(d)	80,138	5,584,016
FormFactor, Inc. (a)	56,292	396,296
Freescale Semiconductor, Inc. (a)(d)	111,612	2,349,433
GigOptix, Inc. (a)	17,428	22,482
GSI Technology, Inc. (a)	4,890	27,677

	Shares	Value
GT Advanced Technologies, Inc. (a)(d)	153,295	$ 2,730,184
Ikanos Communications, Inc. (a)	35,040	13,158
Inphi Corp. (a)	23,714	356,896
Integrated Device Technology, Inc. (a)	149,111	2,452,876
Integrated Silicon Solution, Inc.	27,085	401,671
Intel Corp.	5,779,395	201,816,473
Intermolecular, Inc. (a)	6,975	15,485
International Rectifier Corp. (a)(d)	83,741	3,299,395
Intersil Corp. Class A	155,240	2,335,586
Intest Corp. (a)	2,175	10,223
IXYS Corp.	38,644	463,342
KLA-Tencor Corp.	196,151	14,989,859
Kopin Corp. (a)	49,853	197,916
Kulicke & Soffa Industries, Inc. (a)	82,587	1,213,203
Lam Research Corp.	188,211	13,534,253
Lattice Semiconductor Corp. (a)	136,230	1,023,087
Linear Technology Corp.	269,546	12,159,220
M/A-COM Technology Solutions, Inc. (a)	15,523	367,585
Marvell Technology Group Ltd.	502,343	6,987,591
Mattson Technology, Inc. (a)	72,551	178,475
Maxim Integrated Products, Inc.	328,016	10,132,414
MaxLinear, Inc. Class A (a)	44,771	415,027
Micrel, Inc.	33,398	418,477
Microchip Technology, Inc.	233,921	11,422,362
Micron Technology, Inc. (a)	1,237,362	40,338,001
Microsemi Corp. (a)	121,045	3,224,639
MKS Instruments, Inc.	68,909	2,338,771
Monolithic Power Systems, Inc.	35,284	1,685,870
MoSys, Inc. (a)(d)	60,423	194,562
Nanometrics, Inc. (a)(d)	28,664	479,262
NeoPhotonics Corp. (a)	16,785	44,984
NVE Corp. (a)	6,043	416,967
NVIDIA Corp.	631,690	12,286,371
Omnivision Technologies, Inc. (a)(d)	72,480	1,964,933
ON Semiconductor Corp. (a)	539,501	5,265,530
PDF Solutions, Inc. (a)	30,469	608,466
Peregrine Semiconductor Corp. (a)	21,553	268,335
Pericom Semiconductor Corp. (a)	17,514	171,287
Photronics, Inc. (a)	74,723	659,804
Pixelworks, Inc. (a)(d)	22,798	151,151
PMC-Sierra, Inc. (a)	199,312	1,470,923
Power Integrations, Inc.	37,256	2,227,164
QuickLogic Corp. (a)(d)	61,486	208,438
Rambus, Inc. (a)(d)	153,264	1,902,006
RF Micro Devices, Inc. (a)(d)	315,164	3,930,095
Rubicon Technology, Inc. (a)(d)	25,049	156,306
Rudolph Technologies, Inc. (a)	29,614	286,367
Semtech Corp. (a)	76,311	1,988,283
Sigma Designs, Inc. (a)	22,818	110,439
Silicon Image, Inc. (a)	84,424	427,185
Silicon Laboratories, Inc. (a)	47,316	2,144,834
Skyworks Solutions, Inc.	219,186	12,419,079
Spansion, Inc. Class A (a)	45,268	1,009,476
STR Holdings, Inc. (a)	37,233	53,243
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
SunEdison, Inc. (a)(d)	278,643	$ 6,138,505
SunPower Corp. (a)(d)	49,218	1,881,112
Synaptics, Inc. (a)(d)	40,669	3,338,925
Teradyne, Inc.	265,875	5,474,366
Tessera Technologies, Inc.	64,088	1,895,082
Texas Instruments, Inc.	1,249,882	60,219,315
TriQuint Semiconductor, Inc. (a)	199,172	4,115,889
Ultra Clean Holdings, Inc. (a)	31,064	299,768
Ultratech, Inc. (a)(d)	31,408	812,211
Veeco Instruments, Inc. (a)(d)	53,983	1,909,379
Vitesse Semiconductor Corp. (a)(d)	75,820	253,239
Xcerra Corp. (a)	48,731	509,239
Xilinx, Inc.	308,585	13,037,716
		642,798,585
Software - 3.6%
A10 Networks, Inc. (a)(d)	15,911	185,522
ACI Worldwide, Inc. (a)(d)	149,880	2,918,164
Activision Blizzard, Inc.	569,922	13,415,964
Actuate Corp. (a)	42,170	187,235
Adobe Systems, Inc. (a)	537,692	38,660,055
Advent Software, Inc.	46,269	1,494,951
American Software, Inc. Class A	10,878	100,078
ANSYS, Inc. (a)	112,596	9,154,055
Aspen Technology, Inc. (a)	119,658	4,916,747
Autodesk, Inc. (a)	268,980	14,428,087
Barracuda Networks, Inc.	9,965	247,630
Blackbaud, Inc.	47,578	1,850,308
Bottomline Technologies, Inc. (a)(d)	44,605	1,256,077
BroadSoft, Inc. (a)	26,590	634,437
BSQUARE Corp. (a)	11,182	42,156
CA Technologies, Inc.	387,234	10,935,488
Cadence Design Systems, Inc. (a)(d)	338,143	5,964,843
Callidus Software, Inc. (a)(d)	32,625	374,535
Citrix Systems, Inc. (a)(d)	209,768	14,738,300
CommVault Systems, Inc. (a)	50,590	2,789,533
Compuware Corp.	283,511	2,650,828
Comverse, Inc. (a)	23,221	573,326
Concur Technologies, Inc. (a)(d)	54,717	5,492,492
Cyan, Inc. (a)(d)	8,834	33,304
Datawatch Corp. (a)(d)	9,730	128,339
Digimarc Corp.	6,216	148,252
Document Security Systems, Inc. (a)(d)	19,824	22,401
Ebix, Inc. (d)	31,393	484,708
Electronic Arts, Inc. (a)	359,966	13,621,113
Ellie Mae, Inc. (a)(d)	31,804	1,138,583
EnerNOC, Inc. (a)(d)	25,460	500,034
Envivio, Inc. (a)	6,801	12,174
EPIQ Systems, Inc.	38,746	563,754
ePlus, Inc. (a)	7,158	418,528
Evolving Systems, Inc.	4,973	46,945
FactSet Research Systems, Inc.	53,360	6,798,064

	Shares	Value
Fair Isaac Corp.	37,437	$ 2,177,710
FalconStor Software, Inc. (a)	37,427	50,901
FireEye, Inc. (d)	33,593	1,046,086
Fortinet, Inc. (a)	146,518	3,781,630
Gigamon, Inc. (a)(d)	13,202	143,638
Glu Mobile, Inc. (a)(d)	98,358	507,527
GSE Systems, Inc. (a)	388	644
Guidance Software, Inc. (a)(d)	13,894	108,790
Guidewire Software, Inc. (a)(d)	70,818	3,225,760
Imperva, Inc. (a)(d)	22,847	665,076
Infoblox, Inc. (a)	50,781	683,004
Informatica Corp. (a)	135,700	4,621,264
Interactive Intelligence Group, Inc. (a)(d)	16,038	686,587
Intuit, Inc.	324,913	27,026,263
Jive Software, Inc. (a)(d)	30,754	214,663
Liquid Holdings Group, Inc. (a)	3,912	6,533
Majesco Entertainment Co. (a)	2,850	4,389
Mandalay Digital Group, Inc. (a)(d)	41,910	228,410
Manhattan Associates, Inc. (a)	82,280	2,376,246
Mentor Graphics Corp.	118,491	2,584,289
MICROS Systems, Inc. (a)	83,538	5,678,078
Microsoft Corp.	8,723,800	396,322,234
MicroStrategy, Inc. Class A (a)	12,438	1,728,011
Mitek Systems, Inc. (a)(d)	15,896	39,263
Model N, Inc. (a)	6,345	58,628
Monotype Imaging Holdings, Inc.	41,411	1,217,069
NetScout Systems, Inc. (a)	39,020	1,797,651
NetSol Technologies, Inc. (a)(d)	10,165	33,951
NetSuite, Inc. (a)(d)	37,824	3,314,895
Nuance Communications, Inc. (a)	295,143	5,020,382
Oracle Corp.	3,999,366	166,093,670
Parametric Technology Corp. (a)	128,240	4,961,606
Park City Group, Inc. (a)	12,676	132,464
Peerless Systems Corp. (a)	172	626
Pegasystems, Inc.	44,128	979,642
Progress Software Corp. (a)	56,172	1,300,944
Proofpoint, Inc. (a)(d)	24,372	971,955
PROS Holdings, Inc. (a)	23,721	607,020
QAD, Inc. Class B	4,298	73,625
Qlik Technologies, Inc. (a)	106,112	2,995,542
Qualys, Inc. (a)(d)	15,390	373,977
Rally Software Development Corp. (a)(d)	9,834	113,484
RealPage, Inc. (a)(d)	66,111	1,065,709
Red Hat, Inc. (a)	217,463	13,247,846
Rosetta Stone, Inc. (a)	8,315	72,756
Rovi Corp. (a)	119,303	2,759,478
salesforce.com, Inc. (a)	650,444	38,434,736
SeaChange International, Inc. (a)	17,668	134,100
ServiceNow, Inc. (a)(d)	128,403	7,849,275
Silver Spring Networks, Inc. (a)(d)	4,334	45,030
Smith Micro Software, Inc. (a)	41,455	41,455
SolarWinds, Inc. (a)	71,945	3,078,527
Solera Holdings, Inc.	82,773	5,045,842
Sonic Foundry, Inc. (a)	155	1,638
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Splunk, Inc. (a)	109,699	$ 5,918,261
SS&C Technologies Holdings, Inc. (a)	79,064	3,578,437
Symantec Corp.	799,099	19,402,124
Synchronoss Technologies, Inc. (a)(d)	41,067	1,813,929
Synopsys, Inc. (a)	184,472	7,544,905
Tableau Software, Inc. (a)	37,987	2,487,769
Take-Two Interactive Software, Inc. (a)(d)	106,405	2,501,582
Tangoe, Inc. (a)(d)	45,871	638,524
TeleCommunication Systems, Inc. Class A (a)	49,377	147,143
TeleNav, Inc. (a)	12,035	82,921
TIBCO Software, Inc. (a)	175,849	3,664,693
TiVo, Inc. (a)	121,206	1,707,793
Tyler Technologies, Inc. (a)	36,178	3,222,013
Ultimate Software Group, Inc. (a)(d)	32,943	4,842,292
Varonis Systems, Inc. (d)	4,007	95,367
Vasco Data Security International, Inc. (a)	30,246	446,733
Verint Systems, Inc. (a)	68,085	3,413,101
VirnetX Holding Corp. (a)(d)	42,196	622,391
VMware, Inc. Class A (a)(d)	97,762	9,637,378
Voltari Corp. (a)(d)	4,240	9,328
Vringo, Inc. (a)(d)	98,619	99,605
Wave Systems Corp. Class A (a)(d)	27,069	34,648
Workday, Inc. Class A (a)(d)	38,916	3,544,080
Zendesk, Inc. (d)	29,196	793,839
Zynga, Inc. (a)	774,475	2,242,105
		951,148,490
Technology Hardware, Storage & Peripherals - 3.8%
3D Systems Corp. (a)(d)	120,845	6,466,416
Apple, Inc.	7,004,388	717,949,746
Astro-Med, Inc.	4,606	61,168
Concurrent Computer Corp.	6,675	50,063
Cray, Inc. (a)(d)	45,237	1,276,136
Crossroads Systems, Inc. (a)(d)	9,071	27,213
Dataram Corp. (a)	556	1,551
Diebold, Inc.	89,599	3,402,074
Dot Hill Systems Corp. (a)	109,713	399,355
Electronics for Imaging, Inc. (a)	55,580	2,447,743
EMC Corp.	2,350,591	69,412,952
Hewlett-Packard Co.	2,180,887	82,873,706
Hutchinson Technology, Inc. (a)	41,790	187,637
Imation Corp. (a)	19,750	66,163
Immersion Corp. (a)	59,681	625,457
Intevac, Inc. (a)(d)	17,689	126,123
Lexmark International, Inc. Class A	71,862	3,633,343
NCR Corp. (a)	203,607	6,955,215
NetApp, Inc.	387,745	16,347,329
Nimble Storage, Inc. (d)	9,111	246,361
Overland Storage, Inc. (a)(d)	1,017	3,519
QLogic Corp. (a)	107,276	970,848
Quantum Corp. (a)(d)	267,446	334,308

	Shares	Value
Qumu Corp. (a)	6,017	$ 78,161
SanDisk Corp.	261,371	25,603,903
Scan-Optics, Inc. (a)	300	0
Seagate Technology LLC	376,195	23,542,283
Silicon Graphics International Corp. (a)(d)	32,579	319,274
Super Micro Computer, Inc. (a)	48,860	1,196,581
Transact Technologies, Inc.	3,411	26,572
U.S.A. Technologies, Inc. (a)(d)	38,549	69,388
Video Display Corp. (a)	2,957	9,610
Western Digital Corp.	240,433	24,767,003
Xplore Technologies Corp. (a)	2,067	10,604
		989,487,805
TOTAL INFORMATION TECHNOLOGY		4,787,757,503
MATERIALS - 3.8%
Chemicals - 2.5%
A. Schulman, Inc.	30,292	1,176,238
Advanced Emissions Solutions, Inc. (a)	28,418	619,228
Air Products & Chemicals, Inc.	242,724	32,333,264
Airgas, Inc.	78,679	8,684,588
Albemarle Corp.	94,402	6,002,079
American Vanguard Corp. (d)	23,997	322,520
Ashland, Inc.	82,040	8,796,329
Axiall Corp.	81,160	3,374,633
Balchem Corp.	36,929	1,899,628
Cabot Corp.	67,007	3,670,643
Calgon Carbon Corp. (a)	83,129	1,765,660
Celanese Corp. Class A	183,332	11,465,583
CF Industries Holdings, Inc.	64,252	16,555,813
Chase Corp.	3,188	113,174
Chemtura Corp. (a)	110,727	2,733,850
Clean Diesel Technologies, Inc. (a)(d)	42,378	92,808
Codexis, Inc. (a)	21,294	54,087
Core Molding Technologies, Inc. (a)	5,919	82,333
Cytec Industries, Inc.	39,374	4,057,097
E.I. du Pont de Nemours & Co.	1,061,012	70,143,503
Eastman Chemical Co.	171,271	14,124,719
Ecolab, Inc.	314,748	36,139,365
Ferro Corp. (a)	111,135	1,498,100
Flotek Industries, Inc. (a)(d)	68,404	1,901,631
FMC Corp.	155,683	10,296,874
FutureFuel Corp.	31,043	432,119
H.B. Fuller Co.	56,146	2,641,108
Hawkins, Inc.	5,329	196,107
Huntsman Corp.	207,088	5,568,596
Innophos Holdings, Inc.	26,761	1,556,152
Innospec, Inc.	50,796	2,142,575
International Flavors & Fragrances, Inc.	91,400	9,285,326
Intrepid Potash, Inc. (a)	76,176	1,167,778
KMG Chemicals, Inc.	10,303	174,636
Koppers Holdings, Inc.	22,254	825,846
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Kraton Performance Polymers, Inc. (a)	33,124	$ 673,411
Kronos Worldwide, Inc.	25,586	404,515
Landec Corp. (a)	25,874	339,726
LSB Industries, Inc. (a)(d)	18,952	759,028
LyondellBasell Industries NV Class A	491,531	56,206,570
Marrone Bio Innovations, Inc. (d)	15,737	90,488
Metabolix, Inc. (a)(d)	41,636	28,312
Minerals Technologies, Inc.	52,154	3,265,883
Monsanto Co.	604,451	69,904,758
NewMarket Corp.	12,456	5,068,222
Olin Corp. (d)	81,888	2,234,724
OM Group, Inc.	32,193	856,334
OMNOVA Solutions, Inc. (a)	52,644	441,683
Penford Corp. (a)	6,469	88,108
Platform Specialty Products Corp. (a)	105,304	2,875,852
PolyOne Corp.	103,882	4,074,252
PPG Industries, Inc.	157,814	32,487,590
Praxair, Inc.	334,076	43,947,698
Quaker Chemical Corp.	14,473	1,128,894
Rayonier Advanced Materials, Inc. (d)	48,704	1,617,460
Rentech, Inc. (a)	218,177	488,716
Rockwood Holdings, Inc.	88,136	7,137,253
RPM International, Inc.	164,614	7,758,258
Senomyx, Inc. (a)(d)	49,192	399,931
Sensient Technologies Corp.	58,886	3,304,093
Sherwin-Williams Co.	96,888	21,132,242
Sigma Aldrich Corp.	138,003	14,352,312
Stepan Co.	25,296	1,221,544
Taminco Corp. (a)	29,142	697,951
The Dow Chemical Co.	1,397,346	74,827,878
The Mosaic Co.	389,604	18,607,487
The Scotts Miracle-Gro Co. Class A	51,798	2,990,299
Trecora Resources (a)	28,770	378,038
Tredegar Corp.	24,439	508,576
Tronox Ltd. Class A	73,931	2,244,545
Valhi, Inc.	16,022	126,253
Valspar Corp.	93,904	7,583,687
W.R. Grace & Co. (a)	88,375	8,751,776
Westlake Chemical Corp.	47,548	4,618,337
Zep, Inc.	26,320	417,962
		665,934,636
Construction Materials - 0.1%
Eagle Materials, Inc.	69,831	7,116,477
Headwaters, Inc. (a)	105,333	1,368,276
Martin Marietta Materials, Inc.	73,276	9,596,225
U.S. Concrete, Inc. (a)(d)	16,515	419,316
Vulcan Materials Co.	141,037	8,938,925
		27,439,219
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	6,511	275,741

	Shares	Value
Aptargroup, Inc.	80,686	$ 5,176,007
Avery Dennison Corp.	106,008	5,102,165
Ball Corp.	162,242	10,399,712
Bemis Co., Inc.	120,781	4,920,618
Berry Plastics Group, Inc. (a)	136,284	3,285,807
Crown Holdings, Inc. (a)	150,108	7,245,713
Graphic Packaging Holding Co. (a)	377,519	4,828,468
Greif, Inc. Class A	37,275	1,785,100
MeadWestvaco Corp.	211,721	9,104,003
Myers Industries, Inc.	25,717	506,882
Owens-Illinois, Inc. (a)	185,599	5,714,593
Packaging Corp. of America	107,166	7,286,216
Rock-Tenn Co. Class A	161,060	7,917,710
Sealed Air Corp.	219,080	7,908,788
Silgan Holdings, Inc.	56,230	2,831,181
Sonoco Products Co.	108,130	4,450,631
UFP Technologies, Inc. (a)	2,454	57,252
		88,796,587
Metals & Mining - 0.7%
A.M. Castle & Co. (a)(d)	36,860	361,228
AK Steel Holding Corp. (a)(d)	147,513	1,610,842
Alcoa, Inc.	1,342,583	22,300,304
Allegheny Technologies, Inc.	125,307	5,284,196
Allied Nevada Gold Corp. (a)(d)	93,899	358,694
Ampco-Pittsburgh Corp.	10,414	221,193
Carpenter Technology Corp.	60,383	3,304,762
Century Aluminum Co. (a)	60,542	1,512,339
Cliffs Natural Resources, Inc. (d)	173,039	2,607,698
Coeur d'Alene Mines Corp. (a)	146,764	1,162,371
Commercial Metals Co.	130,792	2,260,086
Compass Minerals International, Inc.	41,066	3,657,749
Comstock Mining, Inc. (a)	56,723	85,652
Freeport-McMoRan Copper & Gold, Inc.	1,199,519	43,626,506
Friedman Industries	2,001	16,468
General Moly, Inc. (a)(d)	60,513	56,882
Globe Specialty Metals, Inc.	84,020	1,725,771
Gold Resource Corp.	44,371	275,100
Golden Minerals Co. (a)(d)	71,014	78,826
Handy & Harman Ltd. (a)	5,646	147,869
Haynes International, Inc.	14,826	735,073
Hecla Mining Co. (d)	425,055	1,389,930
Horsehead Holding Corp. (a)(d)	61,719	1,246,107
Kaiser Aluminum Corp.	23,771	1,914,754
Materion Corp.	22,336	728,824
McEwen Mining, Inc. (a)(d)	267,762	741,701
Mines Management, Inc. (a)(d)	24,109	17,600
Molycorp, Inc. (a)(d)	202,465	362,412
Newmont Mining Corp.	573,311	15,530,995
Noranda Aluminium Holding Corp.	73,305	298,351
Nucor Corp.	365,194	19,837,338
Olympic Steel, Inc.	12,703	305,380
Paramount Gold & Silver Corp. (a)(d)	159,171	165,538
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	95,402	$ 6,670,508
Royal Gold, Inc.	79,101	6,150,103
RTI International Metals, Inc. (a)	38,097	1,105,194
Schnitzer Steel Industries, Inc. Class A	32,409	897,405
Silver Bull Resources, Inc. (a)(d)	60,971	15,731
Solitario Exploration & Royalty Corp. (a)	18,115	27,173
Steel Dynamics, Inc.	277,791	6,455,863
Stillwater Mining Co. (a)(d)	138,076	2,562,691
SunCoke Energy, Inc. (a)	82,551	1,982,050
Synalloy Corp.	8,615	153,778
Timberline Resources Corp. (a)	18,994	1,709
TimkenSteel Corp. (a)	42,343	2,023,149
U.S. Antimony Corp. (a)	24,962	38,691
U.S. Silica Holdings, Inc.	63,033	4,526,400
United States Steel Corp. (d)	162,680	6,287,582
Universal Stainless & Alloy Products, Inc. (a)(d)	6,659	213,288
Walter Energy, Inc. (d)	65,194	364,434
Worthington Industries, Inc.	60,686	2,454,142
		175,858,430
Paper & Forest Products - 0.2%
Boise Cascade Co. (a)	37,823	1,136,959
Clearwater Paper Corp. (a)	22,216	1,537,347
Deltic Timber Corp.	13,533	896,426
Domtar Corp.	72,810	2,715,085
International Paper Co.	499,195	24,185,998
Kapstone Paper & Packaging Corp. (a)	106,018	3,258,993
Louisiana-Pacific Corp. (a)(d)	160,954	2,296,814
Mercer International, Inc. (SBI) (a)	36,357	365,024
Neenah Paper, Inc.	17,276	944,479
P.H. Glatfelter Co.	45,036	1,122,747
Resolute Forest Products (a)(d)	124,589	2,141,685
Schweitzer-Mauduit International, Inc.	39,736	1,702,290
Verso Paper Corp. (a)(d)	23,529	76,469
Wausau-Mosinee Paper Corp.	73,993	674,816
		43,055,132
TOTAL MATERIALS		1,001,084,004
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.0%
8x8, Inc. (a)(d)	89,195	693,045
Alaska Communication Systems Group, Inc. (a)	135,810	239,026
AT&T, Inc.	5,998,489	209,707,175
Atlantic Tele-Network, Inc.	16,949	993,889
CenturyLink, Inc.	676,308	27,721,865
Cincinnati Bell, Inc. (a)	238,118	873,893
Cogent Communications Group, Inc.	64,769	2,244,894

	Shares	Value
Consolidated Communications Holdings, Inc. (d)	59,983	$ 1,462,386
Elephant Talk Communication, Inc. (a)	63,184	60,657
Enventis Corp.	2,523	44,884
FairPoint Communications, Inc. (a)(d)	43,838	708,422
Frontier Communications Corp. (d)	1,171,656	7,967,261
General Communications, Inc. Class A (a)	33,964	381,755
Globalstar, Inc. (a)(d)	350,014	1,393,056
Hawaiian Telcom Holdco, Inc. (a)(d)	11,736	322,740
IDT Corp. Class B	44,765	703,258
inContact, Inc. (a)(d)	42,838	392,396
Inteliquent, Inc.	28,172	343,698
Intelsat SA (a)(d)	20,815	365,095
Iridium Communications, Inc. (a)(d)	122,967	1,155,890
Level 3 Communications, Inc. (a)	197,354	8,873,036
Lumos Networks Corp.	15,837	231,695
ORBCOMM, Inc. (a)(d)	36,232	225,725
Premiere Global Services, Inc. (a)	64,433	848,583
Straight Path Communications, Inc. Class B (a)	22,382	213,748
Towerstream Corp. (a)(d)	39,383	68,920
TW Telecom, Inc. (a)	182,316	7,481,337
Verizon Communications, Inc.	4,797,553	239,014,090
Vonage Holdings Corp. (a)	198,077	683,366
Windstream Holdings, Inc. (d)	719,900	8,134,870
		523,550,655
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	15,589	108,499
Leap Wireless International, Inc. rights	51,525	129,843
NII Holdings, Inc. (a)	160,624	22,086
NTELOS Holdings Corp. (d)	10,948	144,404
RingCentral, Inc. (d)	5,211	69,984
SBA Communications Corp. Class A (a)	144,863	15,976,940
Shenandoah Telecommunications Co. (d)	22,919	633,023
Spok Holdings, Inc.	43,148	638,590
Sprint Corp. (a)(d)	1,006,054	5,643,963
T-Mobile U.S., Inc. (a)	293,811	8,837,835
Telephone & Data Systems, Inc.	127,836	3,367,200
U.S. Cellular Corp. (a)(d)	27,310	1,030,133
		36,602,500
TOTAL TELECOMMUNICATION SERVICES		560,153,155
UTILITIES - 3.0%
Electric Utilities - 1.6%
Allete, Inc.	47,344	2,304,232
American Electric Power Co., Inc.	562,525	30,207,593
Cleco Corp.	77,341	4,363,579
Duke Energy Corp.	818,074	60,529,295
Edison International	374,884	22,170,640
El Paso Electric Co.	52,601	2,069,323
Empire District Electric Co.	52,048	1,345,441
Entergy Corp.	202,407	15,668,326
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Exelon Corp.	993,384	$ 33,198,893
FirstEnergy Corp.	479,044	16,402,467
Genie Energy Ltd. Class B (a)	11,430	95,555
Great Plains Energy, Inc.	172,510	4,428,332
Hawaiian Electric Industries, Inc. (d)	141,071	3,581,793
IDACORP, Inc.	64,805	3,675,740
ITC Holdings Corp.	194,232	7,254,565
MGE Energy, Inc.	49,873	2,006,391
NextEra Energy, Inc.	500,398	49,264,183
Northeast Utilities	387,317	17,773,977
NRG Yield, Inc. Class A	38,525	2,095,375
OGE Energy Corp.	236,316	8,866,576
Otter Tail Corp.	43,707	1,245,212
Pepco Holdings, Inc.	313,266	8,633,611
Pinnacle West Capital Corp.	177,139	10,088,066
PNM Resources, Inc.	88,029	2,307,240
Portland General Electric Co.	105,772	3,645,961
PPL Corp.	772,283	26,744,160
Southern Co.	1,014,075	45,024,930
UIL Holdings Corp.	67,226	2,504,169
Unitil Corp.	19,695	641,860
Westar Energy, Inc.	158,635	5,858,391
Xcel Energy, Inc.	559,120	17,919,796
		411,915,672
Gas Utilities - 0.2%
AGL Resources, Inc.	144,950	7,727,285
Atmos Energy Corp.	111,091	5,616,761
Chesapeake Utilities Corp.	10,363	714,736
Delta Natural Gas Co., Inc.	3,078	61,899
Gas Natural, Inc.	8,386	94,594
Laclede Group, Inc.	48,203	2,383,638
National Fuel Gas Co.	95,902	7,330,749
New Jersey Resources Corp.	51,240	2,676,265
Northwest Natural Gas Co.	34,699	1,577,417
ONE Gas, Inc.	57,154	2,139,274
Piedmont Natural Gas Co., Inc. (d)	100,435	3,756,269
Questar Corp.	223,693	5,259,022
South Jersey Industries, Inc.	34,725	2,012,314
Southwest Gas Corp.	59,138	3,087,595
UGI Corp.	117,609	6,230,925
WGL Holdings, Inc.	56,924	2,475,625
		53,144,368
Independent Power and Renewable Electricity Producers - 0.0%
Ormat Technologies, Inc.	29,840	821,495
Pattern Energy Group, Inc.	42,287	1,363,121
U.S. Geothermal, Inc. (a)	163,207	97,271
		2,281,887

	Shares	Value
Independent Power Producers & Energy Traders - 0.1%
American DG Energy, Inc. (a)	24,722	$ 30,655
Black Hills Corp.	46,600	2,503,818
Calpine Corp. (a)	397,038	9,437,593
Dynegy, Inc. (a)	119,122	3,892,907
NRG Energy, Inc.	368,901	11,354,773
The AES Corp.	753,024	11,430,904
		38,650,650
Multi-Utilities - 1.0%
Alliant Energy Corp.	146,690	8,579,898
Ameren Corp.	278,737	11,146,693
Avista Corp. (d)	75,556	2,452,548
CenterPoint Energy, Inc.	475,745	11,817,506
CMS Energy Corp.	322,535	9,850,219
Consolidated Edison, Inc.	332,313	19,237,600
Dominion Resources, Inc.	672,273	47,207,010
DTE Energy Co.	198,361	15,521,748
Integrys Energy Group, Inc.	96,715	6,565,981
MDU Resources Group, Inc.	236,188	7,395,046
NiSource, Inc.	355,105	14,087,015
NorthWestern Energy Corp.	51,587	2,490,620
PG&E Corp.	530,746	24,669,074
Public Service Enterprise Group, Inc.	586,068	21,913,083
SCANA Corp.	162,365	8,433,238
Sempra Energy	255,256	27,049,478
TECO Energy, Inc.	270,488	4,895,833
Vectren Corp.	101,909	4,201,708
Wisconsin Energy Corp.	238,507	10,811,522
		258,325,820
Water Utilities - 0.1%
American States Water Co.	52,884	1,708,153
American Water Works Co., Inc.	245,033	12,401,120
Aqua America, Inc.	225,525	5,640,380
Artesian Resources Corp. Class A	8,755	185,694
Cadiz, Inc. (a)(d)	5,759	76,134
California Water Service Group	51,749	1,260,606
Connecticut Water Service, Inc.	5,010	165,080
Middlesex Water Co.	7,054	144,819
Pure Cycle Corp. (a)(d)	17,116	111,596
SJW Corp.	12,324	336,938
York Water Co.	5,248	105,905
		22,136,425
TOTAL UTILITIES		786,454,822
TOTAL COMMON STOCKS (Cost $17,032,572,644)		25,758,297,145
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 12/11/14 to 3/5/15 (e) (Cost $16,996,467)	$ 17,000,000	$ 16,997,739
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	286,533,693	286,533,693
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,156,532,759	1,156,532,759
TOTAL MONEY MARKET FUNDS (Cost $1,443,066,452)		1,443,066,452
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $18,492,635,563)		27,218,361,336
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(1,183,320,792)
NET ASSETS - 100%		$ 26,035,040,544
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,114 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2014	$ 111,477,980	$ 3,918,580
116 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2014	16,670,360	579,807
235 CME S&P 500 Index Contracts (United States)	Sept. 2014	117,582,250	4,584,799
286 ICE Russell 2000 Index Contracts (United States)	Sept. 2014	33,559,240	1,014,650
TOTAL EQUITY INDEX CONTRACTS		$ 279,289,830	$ 10,097,836

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,997,739.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 143,106
Fidelity Securities Lending Cash Central Fund	4,708,183
Total	$ 4,851,289
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,248,975,816	$ 3,248,975,816	$ -	$ -
Consumer Staples	2,089,138,030	2,089,138,030	-	-
Energy	2,491,749,908	2,491,749,551	-	357
Financials	4,456,980,261	4,456,976,888	-	3,373
Health Care	3,432,693,810	3,432,693,810	-	-
Industrials	2,903,309,836	2,903,309,836	-	-
Information Technology	4,787,757,503	4,787,749,041	-	8,462
Materials	1,001,084,004	1,001,084,004	-	-
Telecommunication Services	560,153,155	560,023,312	-	129,843
Utilities	786,454,822	786,454,822	-	-
U.S. Government and Government Agency Obligations	16,997,739	-	16,997,739	-
Money Market Funds	1,443,066,452	1,443,066,452	-	-
Total Investments in Securities:	$ 27,218,361,336	$ 27,201,221,562	$ 16,997,739	$ 142,035
Derivative Instruments:
Assets
Futures Contracts	$ 10,097,836	$ 10,097,836	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 10,097,836	$ -
Total Value of Derivatives	$ 10,097,836	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,134,775,533) - See accompanying schedule: Unaffiliated issuers (cost $17,049,569,111)	$ 25,775,294,884
Fidelity Central Funds (cost $1,443,066,452)	1,443,066,452
Total Investments (cost $18,492,635,563)		$ 27,218,361,336
Segregated cash with brokers for derivative instruments		467,000
Cash		65,094
Receivable for investments sold		12,026,138
Receivable for fund shares sold		15,805,842
Dividends receivable		47,531,960
Distributions receivable from Fidelity Central Funds		838,421
Receivable for daily variation margin for derivative instruments		984,570
Receivable from investment adviser for expense reductions		326,232
Other receivables		313,327
Total assets		27,296,719,920

Liabilities
Payable for investments purchased	$ 2,032,300
Payable for fund shares redeemed	101,451,256
Accrued management fee	743,352
Other affiliated payables	616,821
Other payables and accrued expenses	302,888
Collateral on securities loaned, at value	1,156,532,759
Total liabilities		1,261,679,376

Net Assets		$ 26,035,040,544
Net Assets consist of:
Paid in capital		$ 17,297,838,431
Undistributed net investment income		224,039,769
Accumulated undistributed net realized gain (loss) on investments		(222,661,265)
Net unrealized appreciation (depreciation) on investments		8,735,823,609
Net Assets		$ 26,035,040,544

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($1,788,589,678 ÷ 30,355,979 shares)	$ 58.92

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($16,603,718,166 ÷ 281,748,452 shares)	$ 58.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,435,910,163 ÷ 24,368,297 shares)	$ 58.93

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($665,535,376 ÷ 11,295,102 shares)	$ 58.92

Class F: Net Asset Value, offering price and redemption price per share ($5,541,287,161 ÷ 94,018,514 shares)	$ 58.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 227,161,741
Interest		5,152
Income from Fidelity Central Funds		4,851,289
Total income		232,018,182

Expenses
Management fee	$ 5,144,761
Transfer agent fees	2,973,366
Independent trustees' compensation	51,501
Miscellaneous	20,214
Total expenses before reductions	8,189,842
Expense reductions	(1,299,928)	6,889,914
Net investment income (loss)		225,128,268
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,016,587
Futures contracts	26,986,240
Total net realized gain (loss)		65,002,827
Change in net unrealized appreciation (depreciation) on: Investment securities	1,557,437,597
Futures contracts	(3,827,655)
Total change in net unrealized appreciation (depreciation)		1,553,609,942
Net gain (loss)		1,618,612,769
Net increase (decrease) in net assets resulting from operations		$ 1,843,741,037

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 225,128,268	$ 367,553,418
Net realized gain (loss)	65,002,827	94,663,450
Change in net unrealized appreciation (depreciation)	1,553,609,942	4,093,768,020
Net increase (decrease) in net assets resulting from operations	1,843,741,037	4,555,984,888
Distributions to shareholders from net investment income	(65,292,354)	(333,228,634)
Share transactions - net increase (decrease)	534,958,730	3,674,586,365
Redemption fees	172,710	409,245
Total increase (decrease) in net assets	2,313,580,123	7,897,751,864

Net Assets
Beginning of period	23,721,460,421	15,823,708,557
End of period (including undistributed net investment income of $224,039,769 and undistributed net investment income of $64,203,855, respectively)	$ 26,035,040,544	$ 23,721,460,421

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.91	$ 44.05	$ 39.55	$ 38.56	$ 31.54	$ 20.60
Income from Investment Operations
Net investment income (loss) D	.50	.92	.87	.68	.61	.56
Net realized and unrealized gain (loss)	3.65	10.74	4.40	.96	7.03	10.96
Total from investment operations	4.15	11.66	5.27	1.64	7.64	11.52
Distributions from net investment income	(.14)	(.80)	(.77)	(.65)	(.60)	(.57)
Distributions from net realized gain	-	-	-	-	(.02)	(.02)
Total distributions	(.14)	(.80)	(.77)	(.65)	(.62)	(.58) J
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 58.92	$ 54.91	$ 44.05	$ 39.55	$ 38.56	$ 31.54
Total ReturnB, C	7.59%	26.62%	13.50%	4.46%	24.39%	56.10%
Ratios to Average Net Assets E,G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.77%A	1.85%	2.15%	1.84%	1.80%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,788,590	$ 1,694,212	$ 1,305,435	$ 3,379,770	$ 6,289,666	$ 5,357,908
Portfolio turnover rateF	1%A	2%	3%	17%	4%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.91	$ 44.06	$ 39.56	$ 38.56	$ 31.54	$ 20.61
Income from Investment Operations
Net investment income (loss) D	.51	.94	.89	.69	.62	.57
Net realized and unrealized gain (loss)	3.66	10.73	4.39	.97	7.03	10.95
Total from investment operations	4.17	11.67	5.28	1.66	7.65	11.52
Distributions from net investment income	(.15)	(.82)	(.78)	(.66)	(.61)	(.57)
Distributions from net realized gain	-	-	-	-	(.02)	(.02)
Total distributions	(.15)	(.82)	(.78)	(.66)	(.63)	(.59) J
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 58.93	$ 54.91	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Total ReturnB, C	7.62%	26.65%	13.53%	4.51%	24.43%	56.07%
Ratios to Average Net Assets E,G
Expenses before reductions	.07%A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.06%A	.06%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.06%A	.06%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.82%A	1.89%	2.18%	1.87%	1.83%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,603,718	$ 14,943,835	$ 10,262,592	$ 6,536,903	$ 5,078,759	$ 3,752,204
Portfolio turnover rateF	1%A	2%	3%	17%	4%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012G,I
Selected Per-Share Data
Net asset value, beginning of period	$ 54.91	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.51	.94	.89	.36
Net realized and unrealized gain (loss)	3.66	10.75	4.40	5.26
Total from investment operations	4.17	11.69	5.29	5.62
Distributions from net investment income	(.15)	(.83)	(.79)	(.56)
Redemption fees added to paid in capital D,J	-	-	-	-
Net asset value, end of period	$ 58.93	$ 54.91	$ 44.05	$ 39.55
Total ReturnB, C	7.62%	26.69%	13.55%	16.49%
Ratios to Average Net Assets E,H
Expenses before reductions	.07%A	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.05%A	.05%	.06%	.06%A
Expenses net of all reductions	.05%A	.05%	.06%	.06%A
Net investment income (loss)	1.83%A	1.90%	2.19%	2.03%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,435,910	$ 1,254,047	$ 876,155	$ 693,534
Portfolio turnover rate F	1%A	2%	3%	17%K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Amount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 G,I
Selected Per-Share Data
Net asset value, beginning of period	$ 54.90	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.52	.95	.90	.36
Net realized and unrealized gain (loss)	3.65	10.73	4.39	5.26
Total from investment operations	4.17	11.68	5.29	5.62
Distributions from net investment income	(.15)	(.83)	(.79)	(.56)
Redemption fees added to paid in capital D,J	-	-	-	-
Net asset value, end of period	$ 58.92	$ 54.90	$ 44.05	$ 39.55
Total ReturnB, C	7.63%	26.67%	13.57%	16.50%
Ratios to Average Net Assets E,H
Expenses before reductions	.06%A	.06%	.06%	.06%A
Expenses net of fee waivers, if any	.04%A,M	.05%L	.05%L	.05%A,L
Expenses net of all reductions	.04%A,M	.05%L	.05%L	.05%A,L
Net investment income (loss)	1.83%A	1.90%	2.20%	2.02%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 665,535	$ 740,877	$ 546,329	$ 189,758
Portfolio turnover rate F	1%A	2%	3%	17% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Amount not annualized. L Amount represents .045%. M Amount represents .042%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 54.92	$ 44.06	$ 39.56	$ 38.56	$ 31.54	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.52	.95	.90	.69	.63	.26
Net realized and unrealized gain (loss)	3.65	10.74	4.39	.97	7.02	1.67
Total from investment operations	4.17	11.69	5.29	1.66	7.65	1.93
Distributions from net investment income	(.15)	(.83)	(.79)	(.66)	(.61)	(.47)
Distributions from net realized gain	-	-	-	-	(.02)	(.02)
Total distributions	(.15)	(.83)	(.79)	(.66)	(.63)	(.49) K
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 58.94	$ 54.92	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Total ReturnB, C	7.62%	26.69%	13.55%	4.51%	24.43%	6.42%
Ratios to Average Net Assets E,H
Expenses before reductions	.04%A,M	.05%L	.05%L	.06%	.07%	.07%A
Expenses net of fee waivers, if any	.04%A,M	.05%L	.05%L	.06%	.07%	.07%A
Expenses net of all reductions	.04%A,M	.05%L	.05%L	.06%	.07%	.07%A
Net investment income (loss)	1.83%A	1.90%	2.20%	1.89%	1.83%	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,541,287	$ 5,088,489	$ 2,833,198	$ 1,494,616	$ 745,283	$ 70,077
Portfolio turnover rateF	1%A	2%	3%	17%	4%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 24, 2009 (commencement of sale of shares) to Febraury 28, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share. L Amount represents ..045%. M Amount represents .042%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Spartan® Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,573,628,735
Gross unrealized depreciation	(910,397,555)
Net unrealized appreciation (depreciation) on securities	$ 8,663,231,180

Tax cost	$ 18,555,130,156

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (6,920,192)
2019	(200,286,243)
Total with expiration	$ (207,206,435)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $26,986,240 and a change in net unrealized appreciation (depreciation) of $(3,827,655) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $953,002,206 and $144,272,151, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective July 1, 2014, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .045% to .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the period, the total annual management fee rate was .042% of average net assets.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and ..015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2014, under the expense contract, Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .065%, .035%, .035%, and .015% of average net assets, respectively. Prior to July 1, 2014 Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class paid all or a portion of the transfer agent fees at an annual rate of .055%, .025%, .025% and .015% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Investor Class	$ 504,689.058
Fidelity Advantage Class	2,219,537.028
Institutional Class	192,842.028
Fidelity Advantage Institutional Class	56,298.015
	$ 2,973,366

* Annualized

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $20,214 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,708,183.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Fidelity Advantage Class	.06%/.05%*	$1,077,203
Institutional Class	.05%/.04%*	161,728
Fidelity Advantage Institutional Class	.045%/.035%*	57,713
Class F	.035%*	1,414

* Expense limitation effective July 1, 2014.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,557.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management expenses by $313.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
From net investment income
Investor Class	$ 4,353,510	$ 24,178,210
Fidelity Advantage Class	41,045,881	212,433,599
Institutional Class	3,650,662	16,995,240
Fidelity Advantage Institutional Class	2,035,841	11,661,673
Class F	14,206,460	67,959,912
Total	$ 65,292,354	$ 333,228,634

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Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Investor Class
Shares sold	4,894,491	13,726,971	$ 274,580,039	$ 685,400,376
Reinvestment of distributions	80,295	466,133	4,273,309	23,728,673
Shares redeemed	(5,474,265)	(12,971,415)	(308,735,033)	(649,468,987)
Net increase (decrease)	(499,479)	1,221,689	$ (29,881,685)	$ 59,660,062
Fidelity Advantage Class
Shares sold	28,222,600	72,166,611	$ 1,585,159,298	$ 3,601,364,439
Reinvestment of distributions	695,450	3,745,162	37,011,900	190,913,094
Shares redeemed	(19,311,412)	(36,714,608)	(1,085,276,769)	(1,840,823,512)
Net increase (decrease)	9,606,638	39,197,165	$ 536,894,429	$ 1,951,454,021
Institutional Class
Shares sold	3,502,804	7,454,458	$ 196,236,758	$ 381,027,979
Reinvestment of distributions	68,596	333,909	3,650,662	16,995,240
Shares redeemed	(2,043,191)	(4,837,839)	(114,786,078)	(242,799,293)
Net increase (decrease)	1,528,209	2,950,528	$ 85,101,342	$ 155,223,926
Fidelity Advantage Institutional Class
Shares sold	737,905	4,684,496	$ 41,558,556	$ 230,291,144
Reinvestment of distributions	38,261	228,738	2,035,841	11,661,673
Shares redeemed	(2,975,553)	(3,821,617)	(171,075,035)	(196,468,546)
Net increase (decrease)	(2,199,387)	1,091,617	$ (127,480,638)	$ 45,484,271
Class F
Shares sold	7,673,930	37,948,097	$ 431,593,382	$ 1,934,234,147
Reinvestment of distributions	266,888	1,330,096	14,206,460	67,959,912
Shares redeemed	(6,580,113)	(10,922,888)	(375,474,560)	(539,429,974)
Net increase (decrease)	1,360,705	28,355,305	$ 70,325,282	$ 1,462,764,085

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 21% of the total outstanding shares of the Fund.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Spartan Extended Market Index
Investor Class	.10%
Actual		$ 1,000.00	$ 1,028.90	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,028.80	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,029.00	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31
Spartan International Index
Investor Class	.20%
Actual		$ 1,000.00	$ 1,011.80	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class	.12%
Actual		$ 1,000.00	$ 1,012.20	$ .61
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .61
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,012.40	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36
	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,012.40	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Semiannual Report

Spartan Extended Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
American Airlines Group, Inc.	0.6	0.2
Illumina, Inc.	0.6	0.5
Las Vegas Sands Corp.	0.6	0.8
Liberty Global PLC Class C	0.5	0.0
Tesla Motors, Inc.	0.5	0.5
LinkedIn Corp.	0.5	0.5
HCA Holdings, Inc.	0.5	0.4
Weatherford International Ltd.	0.4	0.3
United Continental Holdings, Inc.	0.4	0.4
Cheniere Energy, Inc.	0.4	0.3
	5.0
Market Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.9	21.5
Consumer Discretionary	15.5	15.7
Information Technology	15.3	16.1
Industrials	15.3	14.7
Health Care	11.8	11.9
Energy	6.7	6.0
Materials	5.4	5.2
Utilities	3.2	3.1
Consumer Staples	2.8	3.3
Telecommunication Services	1.3	1.2

Semiannual Report

Spartan Extended Market Index Fund

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 15.5%
Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	235,674	$ 4,265,699
Autoliv, Inc. (d)	328,117	34,022,452
Cooper Tire & Rubber Co.	213,456	6,580,848
Cooper-Standard Holding, Inc. (a)(d)	43,307	2,837,042
Dana Holding Corp.	532,913	12,379,569
Dorman Products, Inc. (a)(d)	103,132	4,623,408
Drew Industries, Inc.	78,727	3,494,692
Federal-Mogul Corp. Class A (a)(d)	112,607	1,922,201
Fox Factory Holding Corp. (d)	60,496	920,749
Fuel Systems Solutions, Inc. (a)(d)	54,919	556,329
Gentex Corp.	510,681	15,090,624
Gentherm, Inc. (a)(d)	117,071	5,718,918
Lear Corp.	276,480	27,960,422
Modine Manufacturing Co. (a)	171,375	2,436,953
Motorcar Parts of America, Inc. (a)	58,651	1,778,298
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	70,417	333,777
Remy International, Inc.	51,401	1,135,962
Shiloh Industries, Inc. (a)	22,518	376,276
Spartan Motors, Inc.	116,298	607,076
Standard Motor Products, Inc.	74,706	2,809,693
Stoneridge, Inc. (a)	89,076	1,109,887
Strattec Security Corp.	11,482	921,316
Superior Industries International, Inc.	84,602	1,645,509
Sypris Solutions, Inc.	33,998	148,571
Tenneco, Inc. (a)	204,839	13,126,083
Tower International, Inc. (a)	64,865	2,174,923
TRW Automotive Holdings Corp. (a)	370,883	35,712,324
UQM Technologies, Inc. (a)(d)	137,888	222,000
Visteon Corp. (a)	164,643	16,660,225
		201,571,826
Automobiles - 0.6%
Tesla Motors, Inc. (a)(d)	285,289	76,942,443
Thor Industries, Inc. (d)	154,901	8,319,733
Winnebago Industries, Inc. (a)(d)	100,663	2,489,396
		87,751,572
Distributors - 0.3%
Core-Mark Holding Co., Inc.	83,058	4,000,073
LKQ Corp. (a)	1,044,480	29,663,232
Pool Corp.	154,363	8,746,208
VOXX International Corp. (a)	62,477	618,522
Weyco Group, Inc.	16,952	457,195
		43,485,230
Diversified Consumer Services - 0.6%
2U, Inc. (d)	28,510	538,839
American Public Education, Inc. (a)(d)	58,621	1,779,734
Apollo Education Group, Inc. Class A (non-vtg.) (a)	337,878	9,382,872
Ascent Capital Group, Inc. (a)(d)	44,999	2,808,388

	Shares	Value
Bridgepoint Education, Inc. (a)	37,103	$ 466,385
Bright Horizons Family Solutions, Inc. (a)	106,410	4,327,695
Cambium Learning Group, Inc. (a)	16,192	26,717
Capella Education Co.	38,122	2,482,123
Career Education Corp. (a)	187,149	1,027,448
Carriage Services, Inc.	53,923	1,005,125
Chegg, Inc. (d)	66,239	457,711
Collectors Universe, Inc. (d)	17,833	359,335
Corinthian Colleges, Inc. (a)(d)	321,385	53,639
DeVry, Inc. (d)	199,686	8,572,520
Education Management Corp. (a)(d)	71,409	92,118
Grand Canyon Education, Inc. (a)(d)	157,575	6,813,543
Houghton Mifflin Harcourt Co.	84,821	1,628,563
ITT Educational Services, Inc. (a)(d)	61,723	520,325
K12, Inc. (a)(d)	105,616	1,988,749
Learning Tree International, Inc. (a)	12,160	28,454
Liberty Tax, Inc. (a)	11,299	382,923
LifeLock, Inc. (a)(d)	239,859	3,554,710
Lincoln Educational Services Corp.	64,172	164,922
Matthews International Corp. Class A (d)	103,908	4,795,354
National American University Holdings, Inc.	23,237	72,964
Regis Corp. (d)	155,503	2,349,650
Service Corp. International	716,718	15,889,638
Sotheby's Class A (Ltd. vtg.)	242,950	9,914,790
Steiner Leisure Ltd. (a)	48,129	2,046,445
Strayer Education, Inc. (a)(d)	37,506	2,277,364
Universal Technical Institute, Inc.	65,787	734,841
Weight Watchers International, Inc. (a)(d)	88,957	2,196,348
		88,740,232
Hotels, Restaurants & Leisure - 3.2%
Ambassadors Group, Inc. (a)	48,627	197,426
ARAMARK Holdings Corp.	231,150	5,986,785
Ark Restaurants Corp.	8,457	187,153
Bally Technologies, Inc. (a)	133,922	10,618,675
Belmond Ltd. Class A (a)(d)	314,268	4,016,345
Biglari Holdings, Inc. (d)	5,497	1,975,347
Biglari Holdings, Inc. rights 9/12/14 (a)(d)	5,497	121,264
BJ's Restaurants, Inc. (a)(d)	87,061	3,244,763
Bloomin' Brands, Inc. (a)	255,983	4,259,557
Bob Evans Farms, Inc.	93,507	4,060,074
Boyd Gaming Corp. (a)(d)	254,155	2,706,751
Bravo Brio Restaurant Group, Inc. (a)(d)	63,389	915,337
Brinker International, Inc.	227,627	11,130,960
Buffalo Wild Wings, Inc. (a)(d)	63,845	9,433,099
Burger King Worldwide, Inc. (d)	224,000	7,176,960
Caesars Entertainment Corp. (a)(d)	137,776	1,851,709
Carrols Restaurant Group, Inc. (a)(d)	103,693	755,922
Century Casinos, Inc. (a)	65,094	337,187
Choice Hotels International, Inc. (d)	131,901	7,143,758
Churchill Downs, Inc.	48,125	4,531,931
Chuy's Holdings, Inc. (a)(d)	60,855	1,600,487
ClubCorp Holdings, Inc.	81,521	1,513,030
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Cosi, Inc. (a)(d)	22,932	$ 36,921
Cracker Barrel Old Country Store, Inc. (d)	83,238	8,357,928
Del Frisco's Restaurant Group, Inc. (a)(d)	86,188	1,907,340
Denny's Corp. (a)	321,735	2,197,450
Diamond Resorts International, Inc. (a)	63,881	1,598,303
DineEquity, Inc.	62,021	5,160,147
Diversified Restaurant Holdings, Inc. (a)	33,035	158,238
Domino's Pizza, Inc.	187,523	14,148,610
Dover Downs Gaming & Entertainment, Inc. (a)	28,631	30,635
Dover Motorsports, Inc.	22,686	60,118
Dunkin' Brands Group, Inc. (d)	361,407	15,735,661
Einstein Noah Restaurant Group, Inc.	32,777	466,417
Empire Resorts, Inc. (a)(d)	46,820	208,817
Entertainment Gaming Asia, Inc.	41,906	22,210
Extended Stay America, Inc. unit	186,753	4,455,927
Famous Dave's of America, Inc. (a)(d)	17,917	485,730
Fiesta Restaurant Group, Inc. (a)(d)	84,385	4,142,460
Frisch's Restaurants, Inc.	8,068	205,250
Full House Resorts, Inc. (a)	24,413	26,122
Gaming Partners International Corp. (a)	1,584	13,052
Hilton Worldwide Holdings, Inc.	1,052,880	26,658,922
Hyatt Hotels Corp. Class A (a)	197,385	12,058,250
Ignite Restaurant Group, Inc. (a)(d)	17,224	127,113
International Game Technology	838,326	14,134,176
International Speedway Corp. Class A (d)	100,063	3,351,110
Interval Leisure Group, Inc.	143,029	3,092,287
Intrawest Resorts Holdings, Inc.	53,255	612,965
Isle of Capri Casinos, Inc. (a)	74,961	619,927
Jack in the Box, Inc.	141,594	8,417,763
Jamba, Inc. (a)(d)	49,896	728,981
Kona Grill, Inc. (a)	21,254	370,457
Krispy Kreme Doughnuts, Inc. (a)(d)	233,019	3,963,653
La Quinta Holdings, Inc. (d)	119,913	2,368,282
Lakes Entertainment, Inc. (a)	66,847	304,154
Las Vegas Sands Corp.	1,294,345	86,086,886
Life Time Fitness, Inc. (a)(d)	132,536	6,109,910
Luby's, Inc. (a)	44,918	246,600
Marcus Corp.	66,704	1,214,680
Marriott Vacations Worldwide Corp. (a)	107,619	6,413,016
MGM Mirage, Inc. (a)(d)	1,142,060	27,946,208
Monarch Casino & Resort, Inc. (a)	28,201	358,717
Morgans Hotel Group Co. (a)	89,969	680,166
MTR Gaming Group, Inc. (a)	52,052	234,755
Multimedia Games Holding Co., Inc. (a)	107,202	2,981,288
Nathan's Famous, Inc. (a)	8,467	469,834
Noodles & Co. (a)(d)	37,994	743,543
Norwegian Cruise Line Holdings Ltd. (a)(d)	315,833	10,520,397
Panera Bread Co. Class A (a)(d)	90,237	13,530,136

	Shares	Value
Papa John's International, Inc. (d)	110,932	$ 4,392,907
Papa Murphy's Holdings, Inc. (d)	7,847	68,897
Penn National Gaming, Inc. (a)	234,807	2,650,971
Pinnacle Entertainment, Inc. (a)(d)	200,314	5,005,847
Pizza Inn Holdings, Inc. (a)(d)	13,090	104,982
Popeyes Louisiana Kitchen, Inc. (a)	85,411	3,424,981
Potbelly Corp. (d)	31,455	380,606
Premier Exhibitions, Inc. (a)	89,421	65,277
RCI Hospitality Holdings, Inc. (a)(d)	25,778	307,532
Red Lion Hotels Corp. (a)	45,825	265,785
Red Robin Gourmet Burgers, Inc. (a)(d)	45,201	2,400,173
Royal Caribbean Cruises Ltd.	564,036	35,962,935
Ruby Tuesday, Inc. (a)(d)	207,290	1,278,979
Ruth's Hospitality Group, Inc.	129,505	1,443,981
Scientific Games Corp. Class A (a)(d)	172,823	1,754,153
SeaWorld Entertainment, Inc.	232,739	4,838,644
Six Flags Entertainment Corp.	328,998	12,001,847
Sonic Corp. (d)	187,706	3,962,474
Speedway Motorsports, Inc.	37,455	696,663
Texas Roadhouse, Inc. Class A	206,875	5,500,806
The Cheesecake Factory, Inc. (d)	156,881	7,051,801
Town Sports International Holdings, Inc.	75,993	424,801
Vail Resorts, Inc.	128,165	10,187,836
Wendy's Co.	918,539	7,486,093
Zoe's Kitchen, Inc. (d)	45,896	1,338,786
		490,523,789
Household Durables - 1.0%
Bassett Furniture Industries, Inc.	35,197	533,587
Beazer Homes U.S.A., Inc. (a)(d)	89,545	1,687,923
Blyth, Inc. (d)	30,867	204,340
Cavco Industries, Inc. (a)(d)	24,499	1,749,964
Cobra Electronics Corp. (a)	2,458	10,520
Comstock Holding Companies, Inc. Class A (a)(d)	37,485	44,232
CSS Industries, Inc.	27,206	687,768
Dixie Group, Inc. (a)(d)	45,824	442,202
Emerson Radio Corp. (a)	24,397	53,185
Ethan Allen Interiors, Inc. (d)	98,548	2,486,366
Flexsteel Industries, Inc.	18,647	653,391
Helen of Troy Ltd. (a)(d)	92,219	5,368,990
Hooker Furniture Corp.	32,841	490,645
Hovnanian Enterprises, Inc. Class A (a)(d)	440,144	1,848,605
Installed Building Products, Inc. (a)	47,573	636,051
iRobot Corp. (a)(d)	102,398	3,320,767
Jarden Corp. (a)	400,554	23,949,124
KB Home (d)	300,713	5,337,656
Koss Corp.	1,389	3,195
La-Z-Boy, Inc.	186,390	3,977,563
LGI Homes, Inc. (d)	38,417	734,533
Libbey, Inc. (a)(d)	79,425	2,192,130
Lifetime Brands, Inc.	32,451	558,157
M.D.C. Holdings, Inc. (d)	131,539	3,815,946
M/I Homes, Inc. (a)(d)	86,608	1,971,198
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Meritage Homes Corp. (a)(d)	131,106	$ 5,410,745
NACCO Industries, Inc. Class A	20,539	1,068,028
New Home Co. LLC (a)(d)	27,236	387,024
Nova LifeStyle, Inc. (a)(d)	28,221	123,044
NVR, Inc. (a)(d)	14,188	16,645,220
Ryland Group, Inc. (d)	153,341	5,688,951
Skullcandy, Inc. (a)	64,637	535,841
Skyline Corp. (a)	14,802	53,731
Standard Pacific Corp. (a)(d)	535,919	4,485,642
Stanley Furniture Co., Inc. (a)(d)	37,789	102,786
Taylor Morrison Home Corp. (a)(d)	101,009	2,004,019
Tempur Sealy International, Inc. (a)	207,741	12,157,003
Toll Brothers, Inc. (a)(d)	534,662	19,028,621
TRI Pointe Homes, Inc. (a)	505,425	7,480,290
Tupperware Brands Corp.	171,894	12,592,954
Turtle Beach Corp. (a)(d)	35,595	253,792
UCP, Inc. (a)	26,900	342,975
Universal Electronics, Inc. (a)	54,073	2,956,171
WCI Communities, Inc. (a)(d)	28,446	567,498
Wells-Gardner Electronics Corp. (a)	4,238	5,298
William Lyon Homes, Inc. (a)	65,299	1,667,083
Zagg, Inc. (a)	72,915	430,199
		156,744,953
Internet & Catalog Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	119,868	617,320
Blue Nile, Inc. (a)(d)	48,330	1,372,572
CafePress, Inc. (a)	18,875	72,291
Coupons.com, Inc. (a)(d)	34,710	530,369
dELiA*s, Inc. (a)(d)	191,576	90,060
FTD Companies, Inc. (a)(d)	66,872	2,214,801
Gaiam, Inc. Class A (a)(d)	44,181	327,823
Geeknet, Inc. (a)	16,239	178,954
Groupon, Inc. Class A (a)(d)	1,306,677	8,885,404
HomeAway, Inc. (a)(d)	218,004	7,237,733
HSN, Inc.	123,141	7,461,113
Lands' End, Inc. (a)(d)	44,384	1,530,360
Liberty Interactive Corp.:
(Venture Group) Series A (a)	258,966	9,864,015
Series A (a)	1,637,091	48,326,926
Liberty TripAdvisor Holdings, Inc. (a)	258,966	9,263,214
NutriSystem, Inc. (d)	114,343	1,866,078
Orbitz Worldwide, Inc. (a)	240,438	1,971,592
Overstock.com, Inc. (a)(d)	48,655	859,734
PetMed Express, Inc. (d)	75,157	1,058,211
RetailMeNot, Inc. (a)(d)	31,905	595,028
Shutterfly, Inc. (a)	129,741	6,618,088
U.S. Auto Parts Network, Inc. (a)	51,915	158,341
ValueVision Media, Inc. Class A (a)	136,770	641,451
zulily, Inc. Class A (d)	39,463	1,294,386
		113,035,864

	Shares	Value
Leisure Products - 0.4%
Arctic Cat, Inc.	47,692	$ 1,765,558
Black Diamond, Inc. (a)(d)	70,114	594,567
Brunswick Corp.	312,990	13,458,570
Callaway Golf Co. (d)	268,658	2,044,487
Escalade, Inc.	27,401	396,218
JAKKS Pacific, Inc. (a)(d)	75,785	513,822
Johnson Outdoors, Inc. Class A	22,481	595,522
Leapfrog Enterprises, Inc. Class A (a)(d)	208,450	1,350,756
Malibu Boats, Inc. Class A (a)(d)	44,598	928,084
Marine Products Corp.	22,297	180,160
Nautilus, Inc. (a)	95,784	1,132,167
Polaris Industries, Inc.	223,196	32,448,234
Smith & Wesson Holding Corp. (a)(d)	164,165	1,817,307
Sturm, Ruger & Co., Inc. (d)	66,363	3,345,359
Summer Infant, Inc. (a)	37,416	159,018
		60,729,829
Media - 3.1%
A.H. Belo Corp. Class A	70,842	816,100
AMC Entertainment Hld, Inc. Class A	68,798	1,628,449
AMC Networks, Inc. Class A (a)(d)	202,319	12,660,111
Ballantyne of Omaha, Inc. (a)	47,765	219,719
Beasley Broadcast Group, Inc. Class A	5,286	31,980
Carmike Cinemas, Inc. (a)	82,780	2,803,759
CBS Outdoor Americas, Inc.	412,900	14,191,373
Central European Media Enterprises Ltd. Class A (a)(d)	252,596	626,438
Charter Communications, Inc. Class A (a)	239,750	37,609,583
Cinedigm Corp. (a)(d)	237,315	443,779
Cinemark Holdings, Inc.	361,871	12,770,428
Clear Channel Outdoor Holding, Inc. Class A	134,797	935,491
Crown Media Holdings, Inc. Class A (a)(d)	111,752	385,544
Cumulus Media, Inc. Class A (a)(d)	365,872	1,679,352
DISH Network Corp. Class A (a)	724,961	46,984,722
DreamWorks Animation SKG, Inc. Class A (a)(d)	247,054	5,394,424
E.W. Scripps Co. Class A (a)(d)	110,895	2,102,569
Emmis Communications Corp. Class A (a)(d)	99,045	253,555
Entercom Communications Corp. Class A (a)(d)	55,913	510,486
Entravision Communication Corp. Class A	226,807	1,038,776
Gray Television, Inc. (a)(d)	162,058	1,609,236
Harte-Hanks, Inc.	168,026	1,177,862
Hemisphere Media Group, Inc. (a)(d)	25,611	294,270
Insignia Systems, Inc. (a)	22,896	72,122
John Wiley & Sons, Inc. Class A	163,947	9,828,623
Journal Communications, Inc. Class A (a)	139,138	1,380,249
Lamar Advertising Co. Class A	218,831	11,484,251
Lee Enterprises, Inc. (a)(d)	177,698	721,454
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Global PLC:
Class A (a)(d)	750,334	$ 32,767,086
Class C	1,848,950	77,526,474
Liberty Media Corp. Class A (a)	347,405	17,102,748
Liberty Media Corp. Class C (a)	694,810	33,677,441
Live Nation Entertainment, Inc. (a)	501,239	11,007,208
Loral Space & Communications Ltd. (a)	49,449	3,704,719
Martha Stewart Living Omnimedia, Inc. Class A (a)	86,467	372,673
Media General, Inc. Class A (a)(d)	78,737	1,213,337
Meredith Corp.	132,432	6,168,683
Morningstar, Inc.	76,494	5,253,608
National CineMedia, Inc.	220,190	3,214,774
New Media Investment Group, Inc. (d)	91,993	1,607,118
Nexstar Broadcasting Group, Inc. Class A	103,717	4,733,644
NTN Communications, Inc. (a)	49,847	23,179
Radio One, Inc. Class D (non-vtg.) (a)(d)	99,600	299,796
ReachLocal, Inc. (a)(d)	35,865	188,650
Reading International, Inc. Class A (a)	42,618	368,220
Regal Entertainment Group Class A	283,162	5,960,560
Rentrak Corp. (a)(d)	36,764	1,877,170
RLJ Entertainment, Inc. (a)	42,349	137,211
Saga Communications, Inc. Class A	16,931	643,886
Salem Communications Corp. Class A	28,498	236,248
Scholastic Corp.	93,383	3,272,140
SFX Entertainment, Inc. (d)	74,713	528,221
Sinclair Broadcast Group, Inc. Class A	253,255	7,357,058
Sirius XM Holdings, Inc. (a)(d)	9,997,559	36,291,139
Sizmek, Inc. (a)	83,242	732,530
Spanish Broadcasting System, Inc. Class A (a)	17,489	84,647
SPAR Group, Inc. (a)	4,346	6,171
Starz Series A (a)(d)	323,392	10,118,936
The Madison Square Garden Co. Class A (a)	210,240	14,056,646
The McClatchy Co. Class A (a)(d)	208,390	939,839
The New York Times Co. Class A (d)	434,888	5,383,913
Time, Inc. (a)	345,878	8,121,215
Value Line, Inc.	1,396	22,238
World Wrestling Entertainment, Inc. Class A (d)	105,315	1,531,280
		466,185,111
Multiline Retail - 0.3%
Big Lots, Inc.	199,851	9,263,094
Burlington Stores, Inc. (d)	99,352	3,543,886
Dillard's, Inc. Class A (d)	81,656	9,334,914
Fred's, Inc. Class A (d)	123,849	1,762,371
Gordmans Stores, Inc. (d)	23,635	83,668
J.C. Penney Co., Inc. (a)(d)	1,038,266	11,213,273
Sears Holdings Corp. (a)(d)	150,707	5,244,604

	Shares	Value
The Bon-Ton Stores, Inc. (d)	46,249	$ 488,389
Tuesday Morning Corp. (a)(d)	139,353	2,449,826
		43,384,025
Specialty Retail - 2.9%
Aarons, Inc. Class A	249,123	6,382,531
Abercrombie & Fitch Co. Class A	237,124	9,911,783
Advance Auto Parts, Inc.	250,656	34,194,492
Aeropostale, Inc. (a)(d)	259,054	1,085,436
America's Car Mart, Inc. (a)(d)	28,636	1,213,021
American Eagle Outfitters, Inc. (d)	575,858	8,108,081
ANN, Inc. (a)	160,991	6,671,467
Appliance Recycling Centers of America, Inc. (a)	2,967	9,227
Asbury Automotive Group, Inc. (a)(d)	106,556	7,424,822
Ascena Retail Group, Inc. (a)	443,246	7,708,048
Barnes & Noble, Inc. (a)(d)	129,563	3,091,373
bebe stores, Inc. (d)	123,042	406,039
Big 5 Sporting Goods Corp.	67,233	685,777
Books-A-Million, Inc. (a)	28,953	58,196
Brown Shoe Co., Inc.	144,261	4,304,748
Build-A-Bear Workshop, Inc. (a)	42,241	550,823
Cabela's, Inc. Class A (a)(d)	158,533	9,673,684
Cache, Inc. (a)(d)	37,741	35,288
Chico's FAS, Inc.	544,649	8,605,454
Christopher & Banks Corp. (a)	129,017	1,234,693
Citi Trends, Inc. (a)	51,244	1,191,935
Conn's, Inc. (a)(d)	84,164	3,773,072
CST Brands, Inc.	269,002	9,372,030
Destination Maternity Corp.	42,518	821,873
Destination XL Group, Inc. (a)(d)	150,273	751,365
Dick's Sporting Goods, Inc.	346,668	15,624,327
Dover Saddlery, Inc. (a)	1,537	7,470
DSW, Inc. Class A	246,077	7,613,622
Express, Inc. (a)	281,732	4,885,233
Finish Line, Inc. Class A	175,646	5,204,391
Five Below, Inc. (a)(d)	161,592	6,554,172
Foot Locker, Inc.	508,970	28,558,307
Francesca's Holdings Corp. (a)(d)	141,202	1,976,828
Genesco, Inc. (a)(d)	85,030	6,742,879
GNC Holdings, Inc.	327,399	12,424,792
Group 1 Automotive, Inc.	76,502	6,132,400
Guess?, Inc. (d)	204,424	4,791,699
Haverty Furniture Companies, Inc.	67,771	1,577,031
hhgregg, Inc. (a)(d)	51,212	366,166
Hibbett Sports, Inc. (a)(d)	89,175	4,051,220
Kirkland's, Inc. (a)	53,316	950,624
Lithia Motors, Inc. Class A (sub. vtg.)	78,414	6,854,952
Lumber Liquidators Holdings, Inc. (a)(d)	93,069	5,325,408
MarineMax, Inc. (a)(d)	91,255	1,575,061
Mattress Firm Holding Corp. (a)(d)	54,318	3,111,878
Monro Muffler Brake, Inc. (d)	102,892	5,324,661
Murphy U.S.A., Inc. (a)(d)	154,314	8,405,484
New York & Co., Inc. (a)	101,159	343,941
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Office Depot, Inc. (a)(d)	1,667,956	$ 8,539,935
Outerwall, Inc. (a)(d)	69,070	4,070,295
Pacific Sunwear of California, Inc. (a)	152,515	317,231
Penske Automotive Group, Inc.	149,572	7,174,969
Perfumania Holdings, Inc. (a)(d)	10,679	69,414
Pier 1 Imports, Inc. (d)	346,476	5,460,462
RadioShack Corp. (a)(d)	360,003	576,005
Rent-A-Center, Inc. (d)	184,904	5,151,425
Restoration Hardware Holdings, Inc. (a)(d)	92,173	7,730,550
Sally Beauty Holdings, Inc. (a)	475,654	13,261,234
Sears Hometown & Outlet Stores, Inc. (a)(d)	48,309	926,567
Select Comfort Corp. (a)(d)	199,194	4,455,970
Shoe Carnival, Inc.	52,398	1,128,129
Signet Jewelers Ltd.	276,774	32,623,351
Sonic Automotive, Inc. Class A (sub. vtg.)	125,757	3,106,198
Sportsman's Warehouse Holdings, Inc. (d)	30,460	183,065
Stage Stores, Inc.	107,717	1,881,816
Stein Mart, Inc.	98,915	1,231,492
Systemax, Inc. (a)	32,691	476,635
Tandy Leather Factory, Inc.	3,074	28,404
The Buckle, Inc. (d)	98,501	4,844,279
The Cato Corp. Class A (sub. vtg.) (d)	93,688	3,248,163
The Children's Place Retail Stores, Inc. (d)	76,274	4,100,490
The Container Store Group, Inc. (d)	43,525	920,119
The Men's Wearhouse, Inc.	159,656	8,626,214
The Pep Boys - Manny, Moe & Jack (a)(d)	186,870	2,077,994
Tile Shop Holdings, Inc. (a)(d)	81,131	937,063
Tilly's, Inc. (a)(d)	34,668	282,544
Trans World Entertainment Corp.	29,120	96,678
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	222,067	21,609,340
Vitamin Shoppe, Inc. (a)(d)	106,125	4,159,039
West Marine, Inc. (a)	43,561	477,864
Wet Seal, Inc. Class A (a)(d)	314,133	320,416
Williams-Sonoma, Inc. (d)	303,217	19,942,582
Winmark Corp.	7,287	526,121
Zumiez, Inc. (a)(d)	76,306	2,468,499
		438,698,356
Textiles, Apparel & Luxury Goods - 1.0%
American Apparel, Inc. (a)(d)	471,454	445,524
Carter's, Inc.	183,967	15,228,788
Charles & Colvard Ltd. (a)(d)	45,090	95,591
Cherokee, Inc.	28,809	513,088
Columbia Sportswear Co.	45,436	3,460,406
Crocs, Inc. (a)	301,863	4,663,783
Crown Crafts, Inc.	2,227	17,616
Culp, Inc.	24,215	442,892

	Shares	Value
Deckers Outdoor Corp. (a)	119,905	$ 11,060,037
Delta Apparel, Inc. (a)	17,128	161,860
DGSE Companies, Inc. (a)(d)	6,929	10,047
Forward Industries, Inc. (NY Shares) (a)(d)	18,823	24,093
G-III Apparel Group Ltd. (a)(d)	57,234	4,724,094
Hanesbrands, Inc.	341,491	35,064,296
Iconix Brand Group, Inc. (a)(d)	168,100	6,998,003
Joe's Jeans, Inc. (a)(d)	173,010	181,661
Kate Spade & Co. (a)(d)	428,313	13,851,642
Lakeland Industries, Inc. (a)	25,549	156,615
lululemon athletica, Inc. (a)(d)	369,438	14,751,659
Movado Group, Inc.	64,810	2,406,395
Oxford Industries, Inc.	53,060	3,254,170
Perry Ellis International, Inc. (a)(d)	47,883	961,012
Quiksilver, Inc. (a)(d)	451,488	1,313,830
R.G. Barry Corp.	22,932	435,020
Rocky Brands, Inc.	24,170	359,650
Sequential Brands Group, Inc. (a)(d)	46,187	616,596
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	137,965	8,053,017
Steven Madden Ltd. (a)	204,549	6,952,621
Superior Uniform Group, Inc.	8,889	193,336
Tumi Holdings, Inc. (a)(d)	172,727	3,882,903
Unifi, Inc. (a)(d)	51,404	1,465,528
Vera Bradley, Inc. (a)(d)	83,488	1,713,174
Vince Holding Corp. (d)	45,549	1,653,429
Wolverine World Wide, Inc. (d)	344,817	9,158,340
		154,270,716
TOTAL CONSUMER DISCRETIONARY		2,345,121,503
CONSUMER STAPLES - 2.8%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(d)	30,146	6,661,663
Castle Brands, Inc. (a)(d)	143,496	152,106
Coca-Cola Bottling Co. Consolidated	16,170	1,202,401
Craft Brew Alliance, Inc. (a)(d)	25,288	333,802
Crystal Rock Holdings, Inc. (a)	4,384	3,683
MGP Ingredients, Inc.	29,084	346,681
National Beverage Corp. (a)	48,005	879,932
Primo Water Corp. (a)	63,483	290,117
REED'S, Inc. (a)	17,856	106,779
		9,977,164
Food & Staples Retailing - 0.5%
Andersons, Inc.	90,564	6,228,086
Casey's General Stores, Inc.	119,982	8,601,510
Chefs' Warehouse Holdings (a)(d)	70,559	1,332,860
Fairway Group Holdings Corp. (a)(d)	42,643	191,467
Fresh Market, Inc. (a)(d)	141,001	4,702,383
Ingles Markets, Inc. Class A	40,864	1,031,407
Liberator Medical Holdings, Inc. (d)	136,818	403,613
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	32,577	$ 601,046
Pantry, Inc. (a)	91,715	1,941,607
PriceSmart, Inc.	61,452	5,507,328
Rite Aid Corp. (a)	3,077,556	19,142,398
Roundy's, Inc. (d)	124,193	464,482
SpartanNash Co.	132,984	2,857,826
Sprouts Farmers Market LLC (d)	366,930	11,352,814
SUPERVALU, Inc. (a)(d)	672,397	6,421,391
United Natural Foods, Inc. (a)(d)	171,372	11,017,506
Village Super Market, Inc. Class A	15,258	349,866
Weis Markets, Inc.	43,260	1,858,017
		84,005,607
Food Products - 1.4%
Alico, Inc.	8,218	320,831
Annie's, Inc. (a)(d)	60,400	1,926,156
B&G Foods, Inc. Class A (d)	188,544	5,694,029
Boulder Brands, Inc. (a)(d)	196,281	2,641,942
Bunge Ltd.	504,029	42,666,055
Cal-Maine Foods, Inc.	55,257	4,371,381
Calavo Growers, Inc.	46,992	1,830,338
Chiquita Brands International, Inc. (a)(d)	172,878	2,403,004
Coffee Holding Co., Inc. (a)(d)	9,926	68,291
Darling International, Inc. (a)	554,618	10,693,035
Dean Foods Co. (d)	326,451	5,281,977
Diamond Foods, Inc. (a)(d)	76,637	2,112,882
Farmer Brothers Co. (a)	17,793	415,822
Flowers Foods, Inc.	619,092	12,121,821
Fresh Del Monte Produce, Inc. (d)	130,882	4,180,371
Golden Enterprises Ltd.	2,595	11,937
Ingredion, Inc. (d)	256,977	20,496,486
Inventure Foods, Inc. (a)	45,831	555,472
J&J Snack Foods Corp.	52,992	5,018,872
John B. Sanfilippo & Son, Inc.	24,690	759,464
Lancaster Colony Corp.	70,760	6,255,892
Lifeway Foods, Inc. (a)(d)	17,769	245,923
Limoneira Co. (d)	37,599	911,024
Omega Protein Corp. (a)	65,292	983,950
Pilgrims Pride Corp. (a)(d)	207,609	6,201,281
Pinnacle Foods, Inc.	187,064	6,053,391
Post Holdings, Inc. (a)(d)	149,368	5,522,135
Rocky Mountain Chocolate Factory, Inc.	3,001	38,683
S&W Seed Co. (a)(d)	19,822	111,994
Sanderson Farms, Inc. (d)	72,669	6,781,471
Seaboard Corp. (a)(d)	669	1,939,598
Seneca Foods Corp. Class A (a)	22,104	666,878
Snyders-Lance, Inc. (d)	179,002	4,879,595
The Hain Celestial Group, Inc. (a)(d)	170,692	16,789,265
Tootsie Roll Industries, Inc. (d)	87,006	2,457,920

	Shares	Value
TreeHouse Foods, Inc. (a)(d)	141,428	$ 11,670,639
WhiteWave Foods Co. (a)	600,949	21,045,234
		216,125,039
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	136,630	1,231,036
Church & Dwight Co., Inc.	457,143	31,195,438
Energizer Holdings, Inc.	215,504	26,188,046
Harbinger Group, Inc. (a)	138,238	1,790,182
Ocean Bio-Chem, Inc.	20,307	62,139
Oil-Dri Corp. of America	15,023	449,789
Orchids Paper Products Co.	28,220	785,080
Spectrum Brands Holdings, Inc.	75,052	6,499,503
WD-40 Co. (d)	50,695	3,482,747
		71,683,960
Personal Products - 0.2%
CCA Industries, Inc.	3,083	9,526
Coty, Inc. Class A (d)	202,981	3,489,243
Cyanotech Corp. (a)	3,808	18,240
Elizabeth Arden, Inc. (a)(d)	90,496	1,547,482
Herbalife Ltd. (d)	273,950	13,965,971
IGI Laboratories, Inc. (a)(d)	84,305	580,861
Inter Parfums, Inc.	62,362	1,899,547
LifeVantage Corp. (a)(d)	379,647	482,152
Mannatech, Inc. (a)	3,529	46,830
MediFast, Inc. (a)(d)	48,925	1,643,880
Natural Alternatives International, Inc. (a)	20,104	107,355
Nature's Sunshine Products, Inc.	30,878	507,943
Nu Skin Enterprises, Inc. Class A	205,841	9,205,210
Nutraceutical International Corp. (a)(d)	27,721	671,957
Reliv International, Inc.	10,690	12,721
Revlon, Inc. (a)(d)	46,040	1,563,979
Rock Creek Pharmaceuticals, Inc. (a)(d)	503,999	171,511
Synutra International, Inc. (a)(d)	31,516	178,696
The Female Health Co. (d)	62,402	240,872
United-Guardian, Inc.	5,269	131,778
USANA Health Sciences, Inc. (a)(d)	23,842	1,741,181
		38,216,935
Tobacco - 0.1%
22nd Century Group, Inc. (a)(d)	66,051	201,456
Alliance One International, Inc. (a)	300,348	666,773
Universal Corp. (d)	85,449	4,508,289
Vector Group Ltd. (d)	215,169	5,140,387
		10,516,905
TOTAL CONSUMER STAPLES		430,525,610
ENERGY - 6.7%
Energy Equipment & Services - 2.4%
Atwood Oceanics, Inc. (a)	197,793	9,772,952
Basic Energy Services, Inc. (a)(d)	109,055	2,640,222
Bolt Technology Corp.	27,943	469,442
Bristow Group, Inc.	126,302	9,217,520
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
C&J Energy Services, Inc. (a)(d)	156,985	$ 4,503,900
Cal Dive International, Inc. (a)(d)	284,336	225,336
Carbo Ceramics, Inc. (d)	68,426	7,361,953
Core Laboratories NV (d)	156,054	24,654,971
Dawson Geophysical Co.	26,710	604,180
Dresser-Rand Group, Inc. (a)	259,930	18,013,149
Dril-Quip, Inc. (a)	140,583	14,264,957
ENGlobal Corp. (a)	44,577	125,707
Enservco Corp. (a)(d)	29,557	90,444
Era Group, Inc. (a)	68,501	1,754,311
Exterran Holdings, Inc. (d)	199,173	9,287,437
Forbes Energy Services Ltd. (a)(d)	24,064	119,357
Forum Energy Technologies, Inc. (a)	221,033	7,526,174
Frank's International NV	110,623	2,229,053
Geospace Technologies Corp. (a)(d)	44,356	1,823,919
GreenHunter Energy, Inc. (a)(d)	33,031	66,392
Gulf Island Fabrication, Inc.	43,462	915,744
Gulfmark Offshore, Inc. Class A (d)	86,906	3,494,490
Helix Energy Solutions Group, Inc. (a)(d)	334,224	9,131,000
Hercules Offshore, Inc. (a)(d)	544,655	1,835,487
Hornbeck Offshore Services, Inc. (a)(d)	114,180	4,985,099
ION Geophysical Corp. (a)(d)	451,417	1,557,389
Key Energy Services, Inc. (a)(d)	445,865	2,808,950
Matrix Service Co. (a)	89,548	2,526,149
McDermott International, Inc. (a)(d)	814,761	5,866,279
Mitcham Industries, Inc. (a)	40,926	538,586
Natural Gas Services Group, Inc. (a)	42,549	1,262,854
Newpark Resources, Inc. (a)(d)	318,031	3,921,322
Nuverra Environmental Solutions, Inc. (a)(d)	55,706	752,031
Oceaneering International, Inc.	372,693	25,924,525
Oil States International, Inc. (a)(d)	181,234	11,698,655
Paragon Offshore PLC (a)(d)	250,000	2,330,000
Parker Drilling Co. (a)	419,447	2,634,127
Patterson-UTI Energy, Inc.	495,314	17,108,146
PHI, Inc. (non-vtg.) (a)	41,451	1,772,445
Pioneer Energy Services Corp. (a)	219,417	3,374,633
Profire Energy, Inc. (a)(d)	42,853	203,123
RigNet, Inc. (a)	40,802	1,904,229
Rowan Companies PLC	430,000	13,037,600
RPC, Inc.	207,837	4,732,448
SAExploration Holdings, Inc. (a)	4,850	43,844
SEACOR Holdings, Inc. (a)(d)	65,838	5,372,381
Seventy Seven Energy, Inc. (a)(d)	126,000	2,957,220
Superior Energy Services, Inc.	546,031	19,569,751
Synthesis Energy Systems, Inc. (a)(d)	189,821	229,683
Tesco Corp.	123,272	2,615,832
TETRA Technologies, Inc. (a)(d)	280,815	3,313,617
TGC Industries, Inc. (a)	49,094	196,376
Tidewater, Inc.	175,026	8,903,573
Unit Corp. (a)	151,712	9,984,167

	Shares	Value
Vantage Drilling Co. (a)(d)	693,926	$ 1,235,188
Weatherford International Ltd. (a)(d)	2,654,022	62,873,781
Willbros Group, Inc. (a)	147,556	1,614,263
		357,976,363
Oil, Gas & Consumable Fuels - 4.3%
Abraxas Petroleum Corp. (a)	313,135	1,850,628
Adams Resources & Energy, Inc.	9,909	649,931
Alon U.S.A. Energy, Inc.	96,661	1,607,472
Alpha Natural Resources, Inc. (a)(d)	760,718	3,004,836
American Eagle Energy Corp. (a)(d)	88,891	465,789
Amyris, Inc. (a)(d)	109,799	463,352
Antero Resources Corp. (d)	125,763	7,275,390
APCO Oil and Gas International, Inc. (a)	54,884	780,999
Approach Resources, Inc. (a)(d)	124,387	2,224,040
Arch Coal, Inc. (d)	713,323	2,175,635
Ardmore Shipping Corp. (d)	59,366	777,101
Athlon Energy, Inc.	220,824	10,277,149
Barnwell Industries, Inc. (a)	11,298	32,764
Bill Barrett Corp. (a)(d)	173,053	3,940,417
BioFuel Energy Corp. (a)(d)	12,280	154,851
Bonanza Creek Energy, Inc. (a)(d)	97,380	5,980,106
BPZ Energy, Inc. (a)(d)	372,244	911,998
Callon Petroleum Co. (a)(d)	147,830	1,586,216
Carrizo Oil & Gas, Inc. (a)(d)	140,493	8,811,721
Ceres, Inc. (a)(d)	30,062	15,933
Cheniere Energy, Inc. (a)	758,113	60,846,149
Clayton Williams Energy, Inc. (a)(d)	21,381	2,532,366
Clean Energy Fuels Corp. (a)(d)	236,563	2,358,533
Cloud Peak Energy, Inc. (a)	205,532	3,228,908
Cobalt International Energy, Inc. (a)	1,027,106	15,766,077
Comstock Resources, Inc.	152,811	3,725,532
Concho Resources, Inc. (a)(d)	386,341	54,875,876
Contango Oil & Gas Co. (a)	54,222	2,148,276
Continental Resources, Inc. (a)(d)	147,091	23,724,307
CVR Energy, Inc. (d)	58,315	2,894,173
Delek U.S. Holdings, Inc.	185,089	6,474,413
DHT Holdings, Inc. (d)	215,272	1,506,904
Diamondback Energy, Inc. (a)(d)	192,371	16,611,236
Earthstone Energy, Inc. (a)	4,213	150,615
Emerald Oil, Inc. (a)(d)	203,832	1,742,764
Endeavour International Corp. (a)(d)	148,049	132,208
Energen Corp.	246,693	19,853,853
Energy Transfer Partners LP	44,145	2,536,130
Energy XXI (Bermuda) Ltd.	316,283	5,218,670
EP Energy Corp. (d)	121,430	2,347,242
Escalera Resources Co. (a)(d)	27,291	56,219
Evolution Petroleum Corp. (d)	81,716	819,611
EXCO Resources, Inc. (d)	572,041	2,762,958
FieldPoint Petroleum Corp. (a)	9,981	42,419
Forest Oil Corp. (a)(d)	391,009	637,345
FX Energy, Inc. (a)(d)	184,501	630,993
Gastar Exploration, Inc. (a)	201,928	1,587,154
Gevo, Inc. (a)(d)	159,386	82,052
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Goodrich Petroleum Corp. (a)(d)	118,604	$ 2,621,148
Green Plains, Inc. (d)	107,334	4,796,756
Gulfport Energy Corp. (a)	294,402	17,222,517
Halcon Resources Corp. (a)(d)	875,442	4,814,931
Hallador Energy Co.	51,677	695,056
Harvest Natural Resources, Inc. (a)(d)	143,319	709,429
HollyFrontier Corp.	685,302	34,285,659
Houston American Energy Corp. (a)(d)	98,796	23,711
Hyperdynamics Corp. (a)(d)	66,951	182,107
Isramco, Inc. (a)(d)	2,521	317,621
Jones Energy, Inc. (a)	42,997	826,402
KiOR, Inc. Class A (a)(d)	74,649	7,734
Kodiak Oil & Gas Corp. (a)	906,228	14,744,330
Kosmos Energy Ltd. (a)	384,441	3,852,099
Laredo Petroleum Holdings, Inc. (a)(d)	206,719	4,886,837
Lilis Energy, Inc. (a)	5,111	7,769
Lucas Energy, Inc. (a)(d)	25,312	14,828
Magellan Petroleum Corp. (a)(d)	143,414	295,433
Magnum Hunter Resources Corp. (a)(d)	590,713	4,081,827
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	45,510	1,037
Matador Resources Co. (a)(d)	233,487	6,388,204
Mexco Energy Corp. (a)	2,175	14,681
Midstates Petroleum Co., Inc. (a)(d)	114,326	807,142
Miller Energy Resources, Inc. (a)(d)	137,671	713,136
Northern Oil & Gas, Inc. (a)(d)	212,435	3,579,530
Oasis Petroleum, Inc. (a)(d)	328,992	16,183,116
Pacific Ethanol, Inc. (a)	70,050	1,618,856
Panhandle Royalty Co. Class A	25,100	1,535,367
PBF Energy, Inc. Class A	287,956	8,180,830
PDC Energy, Inc. (a)(d)	120,576	7,245,412
Pedevco Corp. (a)(d)	31,846	59,839
Penn Virginia Corp. (a)(d)	246,239	3,698,510
Petroquest Energy, Inc. (a)(d)	221,568	1,475,643
PostRock Energy Corp. (a)	17,510	21,012
PrimeEnergy Corp. (a)	1,965	130,397
Pyramid Oil Co. (a)	7,060	35,300
Quicksilver Resources, Inc. (a)(d)	441,131	586,704
Renewable Energy Group, Inc. (a)(d)	86,595	1,052,995
Resolute Energy Corp. (a)(d)	251,132	2,016,590
Rex American Resources Corp. (a)	20,943	2,237,341
Rex Energy Corp. (a)	150,832	2,304,713
Rice Energy, Inc. (d)	225,775	6,610,692
Ring Energy, Inc. (a)(d)	68,861	1,182,343
Rosetta Resources, Inc. (a)(d)	210,105	10,505,250
Royale Energy, Inc. (a)(d)	17,323	57,339
RSP Permian, Inc. (a)(d)	125,092	3,577,631
Sanchez Energy Corp. (a)(d)	165,895	5,506,055
SandRidge Energy, Inc. (a)(d)	1,238,597	6,490,248
Saratoga Resources, Inc. (a)(d)	38,209	56,167
SemGroup Corp. Class A	143,550	12,593,642

	Shares	Value
SM Energy Co. (d)	230,976	$ 20,566,103
Solazyme, Inc. (a)(d)	190,080	1,782,950
Stone Energy Corp. (a)(d)	189,455	6,666,921
Swift Energy Co. (a)(d)	152,498	1,730,852
Synergy Resources Corp. (a)(d)	233,774	3,146,598
Targa Resources Corp.	99,494	13,884,388
Teekay Corp.	133,170	8,165,984
Tengasco, Inc. (a)	63,216	26,551
TransAtlantic Petroleum Ltd. (a)	68,584	752,366
Triangle Petroleum Corp. (a)(d)	241,854	2,899,829
U.S. Energy Corp. (a)	91,127	371,798
Ultra Petroleum Corp. (a)(d)	529,879	14,057,690
Uranium Energy Corp. (a)(d)	267,406	347,628
Uranium Resources, Inc. (a)(d)	58,947	180,967
VAALCO Energy, Inc. (a)(d)	208,727	1,909,852
Vertex Energy, Inc. (a)(d)	50,365	469,905
W&T Offshore, Inc.	130,520	1,947,358
Warren Resources, Inc. (a)	249,928	1,612,036
Western Refining, Inc. (d)	261,213	12,154,241
Westmoreland Coal Co. (a)	53,512	2,248,039
Whiting Petroleum Corp. (a)	409,808	37,972,809
World Fuel Services Corp. (d)	258,430	11,469,123
WPX Energy, Inc. (a)	700,095	18,636,529
ZaZa Energy Corp. (a)(d)	9,098	53,041
Zion Oil & Gas, Inc. (a)(d)	112,487	214,850
		652,399,635
TOTAL ENERGY		1,010,375,998
FINANCIALS - 21.9%
Banks - 4.5%
1st Source Corp.	47,766	1,433,458
1st United Bancorp, Inc.	100,076	870,661
Access National Corp.	26,257	441,380
ACNB Corp. (d)	12,934	248,721
Ameriana Bancorp	2,223	32,456
American National Bankshares, Inc.	26,437	585,315
American River Bankshares (a)	6,816	63,389
Ameris Bancorp (d)	88,078	2,016,105
AmeriServ Financial, Inc.	14,728	47,277
Ames National Corp. (d)	20,152	464,504
Arrow Financial Corp.	40,467	1,077,232
Associated Banc-Corp.	503,558	9,154,684
Auburn National Bancorp., Inc.	3,534	83,968
Banc of California, Inc. (d)	81,825	983,537
BancFirst Corp.	28,924	1,840,723
Bancorp, Inc., Delaware (a)(d)	129,188	1,254,415
BancorpSouth, Inc.	304,309	6,442,222
Bank of Hawaii Corp.	151,832	8,813,848
Bank of Kentucky Financial Corp.	22,131	813,536
Bank of Marin Bancorp	15,657	765,471
Bank of the Ozarks, Inc. (d)	224,162	7,161,976
BankUnited, Inc.	343,972	10,852,317
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Bankwell Financial Group, Inc. (a)	8,493	$ 165,614
Banner Bank	75,557	2,975,435
Bar Harbor Bankshares	22,746	642,120
Baylake Corp.	26,171	331,325
BBCN Bancorp, Inc. (d)	287,266	4,194,084
BCB Bancorp, Inc.	9,297	121,047
BNC Bancorp	94,624	1,606,716
BOK Financial Corp. (d)	73,805	4,972,981
Boston Private Financial Holdings, Inc. (d)	288,220	3,498,991
Bridge Bancorp, Inc.	41,995	1,043,996
Bridge Capital Holdings (a)	35,946	804,112
Bryn Mawr Bank Corp.	44,015	1,294,921
BSB Bancorp, Inc. (a)	25,445	470,478
C & F Financial Corp.	11,407	392,971
Camden National Corp.	25,292	924,676
Capital Bank Financial Corp.:
rights (a)	10,774	0
Series A (a)(d)	177,062	4,332,707
Capital City Bank Group, Inc.	33,531	470,105
Cardinal Financial Corp.	114,667	2,049,099
Cascade Bancorp (a)	100,336	517,734
Cathay General Bancorp	256,474	6,678,583
Centerstate Banks of Florida, Inc.	155,373	1,623,648
Central Pacific Financial Corp.	81,407	1,431,135
Central Valley Community Bancorp	11,889	136,961
Century Bancorp, Inc. Class A (non-vtg.)	7,814	281,148
Chemical Financial Corp.	114,671	3,253,216
Chemung Financial Corp.	11,097	310,827
CIT Group, Inc.	640,812	30,733,344
Citizens & Northern Corp.	39,637	781,642
Citizens Holding Co.	2,280	42,636
City Holding Co. (d)	63,236	2,701,442
City National Corp.	169,112	12,832,219
CNB Financial Corp., Pennsylvania	41,369	699,136
CoBiz, Inc.	133,405	1,540,828
Codorus Valley Bancorp, Inc.	1,611	35,200
Colony Bankcorp, Inc. (a)	4,518	29,367
Columbia Banking Systems, Inc. (d)	193,061	5,021,517
Commerce Bancshares, Inc.	249,708	11,519,030
Community Bank System, Inc.	113,597	4,014,518
Community Trust Bancorp, Inc.	65,799	2,337,180
CommunityOne Bancorp (a)(d)	21,639	205,571
ConnectOne Bancorp, Inc.	66,552	1,289,778
CU Bancorp (a)(d)	30,694	574,285
Cullen/Frost Bankers, Inc.	158,106	12,427,132
CVB Financial Corp. (d)	323,112	5,021,160
Eagle Bancorp, Inc. (a)(d)	81,397	2,729,241
East West Bancorp, Inc.	474,391	16,527,782
Eastern Virginia Bankshares, Inc. (a)	8,987	55,899
Enterprise Bancorp, Inc.	20,470	405,920
Enterprise Financial Services Corp.	58,302	1,016,787

	Shares	Value
Farmers Capital Bank Corp. (a)	28,648	$ 630,256
Farmers National Banc Corp.	58,124	445,811
Fidelity Southern Corp.	55,442	768,981
Financial Institutions, Inc.	39,884	958,014
First Bancorp, North Carolina	71,380	1,268,423
First Bancorp, Puerto Rico (a)	367,628	1,915,342
First Busey Corp.	275,094	1,581,791
First Citizen Bancshares, Inc.	22,591	5,191,186
First Commonwealth Financial Corp. (d)	367,622	3,257,131
First Community Bancshares, Inc.	54,521	889,783
First Community Corp.	800	8,600
First Connecticut Bancorp, Inc.	47,822	731,677
First Financial Bancorp, Ohio	253,298	4,207,280
First Financial Bankshares, Inc. (d)	226,674	6,661,949
First Financial Corp., Indiana	40,964	1,323,956
First Financial Service Corp. (a)	745	2,719
First Horizon National Corp.	799,184	9,718,077
First Internet Bancorp	14,356	241,181
First Interstate Bancsystem, Inc.	80,392	2,131,996
First Merchants Corp.	134,492	2,744,982
First Midwest Bancorp, Inc., Delaware	234,637	3,953,633
First Niagara Financial Group, Inc.	1,212,732	10,550,768
First of Long Island Corp.	26,673	930,088
First Republic Bank (d)	419,335	20,505,482
First Security Group, Inc. (a)(d)	151,343	293,605
First South Bancorp, Inc., Virginia	39,689	297,668
First United Corp. (a)	14,602	122,803
FirstMerit Corp.	583,090	10,049,556
Flushing Financial Corp.	108,236	2,088,955
FNB Corp., Pennsylvania	581,004	7,181,209
Fulton Financial Corp.	674,238	7,777,335
German American Bancorp, Inc.	43,959	1,190,849
Glacier Bancorp, Inc.	275,523	7,499,736
Great Southern Bancorp, Inc.	33,740	1,068,546
Guaranty Bancorp	48,684	678,168
Hampton Roads Bankshares, Inc. (a)(d)	275,254	462,427
Hancock Holding Co.	239,727	7,968,525
Hanmi Financial Corp.	118,757	2,440,456
Hawthorn Bancshares, Inc.	7,268	97,900
Heartland Financial U.S.A., Inc.	46,074	1,102,090
Heritage Commerce Corp.	72,226	600,920
Heritage Financial Corp., Washington	87,542	1,432,187
Heritage Oaks Bancorp	85,288	606,398
Home Bancshares, Inc.	172,783	5,140,294
HomeTrust Bancshares, Inc. (a)	82,069	1,237,601
Horizon Bancorp Industries	17,534	388,378
Hudson Valley Holding Corp.	59,204	1,052,055
IBERIABANK Corp.	111,994	7,307,609
Independent Bank Corp.	78,883	957,640
Independent Bank Corp., Massachusetts (d)	97,956	3,605,760
Independent Bank Group, Inc.	20,676	1,046,412
International Bancshares Corp. (d)	210,616	5,551,838
Intervest Bancshares Corp. Class A	72,208	691,753
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Investors Bancorp, Inc.	1,166,274	$ 12,374,167
Lakeland Bancorp, Inc. (d)	126,514	1,306,890
Lakeland Financial Corp. (d)	64,211	2,500,376
LCNB Corp. (d)	22,903	348,355
LNB Bancorp, Inc.	12,784	181,788
Macatawa Bank Corp. (d)	68,107	348,027
MainSource Financial Group, Inc.	64,014	1,104,242
MB Financial, Inc.	230,988	6,534,651
MBT Financial Corp. (a)	19,435	99,702
Mercantile Bank Corp.	45,988	871,473
Merchants Bancshares, Inc.	19,984	591,127
Metro Bancorp, Inc. (a)	42,825	996,110
Middleburg Financial Corp.	14,592	270,025
Midsouth Bancorp, Inc.	28,911	552,489
MidWestOne Financial Group, Inc.	23,222	552,219
Monarch Financial Holdings, Inc.	13,554	171,458
MutualFirst Financial, Inc.	9,544	192,502
National Bank Holdings Corp.	165,480	3,362,554
National Bankshares, Inc. (d)	22,639	657,437
National Penn Bancshares, Inc. (d)	296,834	2,968,340
NBT Bancorp, Inc.	184,680	4,434,167
NewBridge Bancorp (a)	71,753	535,995
North Valley Bancorp (a)	24,641	517,461
Northeast Bancorp	20,002	188,419
Northrim Bancorp, Inc.	21,894	534,651
Norwood Financial Corp.	3,693	107,836
OBA Financial Services, Inc. (a)	8,429	185,101
OFG Bancorp (d)	165,486	2,631,227
Ohio Valley Banc Corp.	8,415	196,574
Old National Bancorp, Indiana	387,022	5,066,118
Old Point Financial Corp.	1,505	22,951
Old Second Bancorp, Inc. (a)	74,777	355,191
OmniAmerican Bancorp, Inc.	40,042	1,039,490
Opus Bank	17,342	549,568
Orrstown Financial Services, Inc. (a)	18,291	301,984
Pacific Continental Corp.	67,248	906,503
Pacific Mercantile Bancorp (a)	34,281	239,967
Pacific Premier Bancorp, Inc. (a)	43,054	639,352
PacWest Bancorp	326,656	13,699,953
Park National Corp. (d)	56,417	4,391,499
Park Sterling Corp.	156,309	1,067,590
Patriot National Bancorp, Inc. (a)	14,022	25,660
Peapack-Gladstone Financial Corp.	31,881	598,088
Penns Woods Bancorp, Inc.	11,224	510,468
Peoples Bancorp of North Carolina	1,842	31,130
Peoples Bancorp, Inc.	40,380	967,909
Peoples Financial Corp., Mississippi	7,232	96,258
Peoples Financial Services Corp. (d)	24,825	1,253,414
Pinnacle Financial Partners, Inc.	125,214	4,490,174
Popular, Inc. (a)	360,656	11,165,910
Porter Bancorp, Inc. (a)	3,733	3,584

	Shares	Value
Preferred Bank, Los Angeles (a)	45,620	$ 1,095,792
Premier Financial Bancorp, Inc.	6,092	92,964
PrivateBancorp, Inc.	237,128	6,997,647
Prosperity Bancshares, Inc.	204,652	12,360,981
QCR Holdings, Inc.	6,005	105,988
Renasant Corp.	118,996	3,442,554
Republic Bancorp, Inc., Kentucky Class A	38,600	878,536
Republic First Bancorp, Inc. (a)(d)	70,998	317,361
Royal Bancshares of Pennsylvania, Inc. Class A (a)(d)	13,408	20,648
S&T Bancorp, Inc.	100,024	2,494,599
Sandy Spring Bancorp, Inc.	94,804	2,291,413
SB Financial Group, Inc.	532	4,687
Seacoast Banking Corp., Florida (a)	75,186	788,701
ServisFirst Bancshares, Inc.	4,242	127,981
Shore Bancshares, Inc. (a)	30,383	272,536
Sierra Bancorp	34,690	602,565
Signature Bank (a)	169,241	20,048,289
Simmons First National Corp. Class A (d)	62,615	2,499,591
South State Corp. (d)	90,169	5,280,297
Southern National Bancorp of Virginia, Inc.	12,282	131,295
Southside Bancshares, Inc. (d)	60,882	2,091,297
Southwest Bancorp, Inc., Oklahoma	58,607	968,774
Square 1 Financial, Inc. Class A (d)	19,179	368,045
State Bank Financial Corp.	129,459	2,169,733
Sterling Bancorp	304,891	3,862,969
Stock Yards Bancorp, Inc.	39,985	1,204,748
Suffolk Bancorp	38,228	796,289
Summit Financial Group, Inc. (a)	1,800	18,882
Sun Bancorp, Inc., New Jersey (a)	31,777	595,501
Susquehanna Bancshares, Inc.	634,995	6,553,148
SVB Financial Group (a)	172,062	19,153,942
Synovus Financial Corp.	483,132	11,667,638
TCF Financial Corp.	594,606	9,394,775
Texas Capital Bancshares, Inc. (a)(d)	145,503	7,854,252
The First Bancorp, Inc.	27,026	456,199
Tompkins Financial Corp.	43,997	2,014,623
TowneBank (d)	95,542	1,400,646
Trico Bancshares (d)	46,177	1,032,056
Trustmark Corp.	245,441	5,825,542
Two River Bancorp	1,393	11,548
UMB Financial Corp.	136,671	7,892,750
Umpqua Holdings Corp. (d)	643,855	11,248,147
Union Bankshares Corp. (d)	176,041	4,159,849
Union Bankshares, Inc.	388	9,587
United Bancorp, Inc.	370	3,038
United Bankshares, Inc., West Virginia (d)	234,880	7,739,296
United Community Bank, Inc.	141,348	2,397,262
United Security Bancshares, Inc.	8,545	74,171
United Security Bancshares, California	7,949	46,104
Univest Corp. of Pennsylvania	62,178	1,187,600
Valley National Bancorp	708,708	7,087,080
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
ViewPoint Financial Group (d)	138,306	$ 3,602,871
Washington Trust Bancorp, Inc.	50,597	1,780,002
Webster Financial Corp.	285,436	8,420,362
WesBanco, Inc.	112,373	3,489,182
West Bancorp., Inc.	42,572	640,709
Westamerica Bancorp. (d)	98,932	4,785,341
Westbury Bancorp, Inc. (a)	15,948	241,453
Western Alliance Bancorp. (a)	282,786	6,676,577
Wilshire Bancorp, Inc.	256,747	2,505,851
Wintrust Financial Corp.	166,487	7,753,300
Xenith Bankshares, Inc. (a)	17,541	112,438
Yadkin Financial Corp. (a)	60,282	1,132,096
		686,089,440
Capital Markets - 1.5%
Arlington Asset Investment Corp. (d)	62,603	1,779,177
Artisan Partners Asset Management, Inc. (d)	109,529	6,076,669
BGC Partners, Inc. Class A	622,108	4,709,358
Calamos Asset Management, Inc. Class A	63,145	813,939
CIFI Corp. (d)	13,714	135,906
Cohen & Steers, Inc. (d)	64,487	2,814,213
Cowen Group, Inc. Class A (a)(d)	378,186	1,546,781
Diamond Hill Investment Group, Inc.	8,492	1,113,981
Eaton Vance Corp. (non-vtg.) (d)	390,018	15,273,105
Evercore Partners, Inc. Class A	124,170	6,361,229
FBR & Co. (a)	9,551	272,968
Federated Investors, Inc. Class B (non-vtg.) (d)	332,357	10,200,036
Financial Engines, Inc. (d)	175,557	6,297,230
FXCM, Inc. Class A	131,893	1,911,130
GAMCO Investors, Inc. Class A	14,987	1,173,632
GFI Group, Inc.	245,607	1,110,144
Greenhill & Co., Inc.	95,769	4,694,596
HFF, Inc.	120,005	3,600,150
ICG Group, Inc. (a)(d)	132,306	2,295,509
Institutional Financial Markets, Inc.	16,813	34,299
INTL FCStone, Inc. (a)(d)	50,495	968,494
Investment Technology Group, Inc. (a)	123,406	2,101,604
Janus Capital Group, Inc. (d)	520,876	6,328,643
JMP Group, Inc.	44,707	306,690
KCG Holdings, Inc. Class A (a)	337,844	3,952,775
Ladenburg Thalmann Financial Services, Inc. (a)(d)	345,921	1,238,397
LPL Financial (d)	248,576	12,103,165
Manning & Napier, Inc. Class A	49,011	910,134
Marcus & Millichap, Inc.	40,476	1,227,232
Moelis & Co. Class A (d)	17,189	623,789
NorthStar Asset Management Group, Inc. (a)	620,797	11,478,537
Oppenheimer Holdings, Inc. Class A (non-vtg.)	35,627	860,748

	Shares	Value
Piper Jaffray Companies (a)(d)	58,981	$ 3,147,226
Pzena Investment Management, Inc.	50,731	512,890
Raymond James Financial, Inc.	418,914	22,889,461
RCS Capital Corp. Class A (d)	91,687	2,032,701
Safeguard Scientifics, Inc. (a)(d)	76,767	1,504,633
SEI Investments Co.	494,112	18,724,374
Silvercrest Asset Management Group Class A (a)	16,670	267,387
Stifel Financial Corp. (a)	203,928	9,764,073
SWS Group, Inc. (a)(d)	96,417	720,235
TD Ameritrade Holding Corp. (d)	806,038	26,687,918
U.S. Global Investments, Inc. Class A	36,632	139,202
Virtus Investment Partners, Inc.	25,323	5,664,502
Waddell & Reed Financial, Inc. Class A	285,087	15,537,242
Walter Investment Management Corp. (a)(d)	132,164	3,482,521
Westwood Holdings Group, Inc.	23,724	1,413,950
WisdomTree Investments, Inc. (a)(d)	344,273	4,072,750
		230,875,325
Consumer Finance - 0.5%
Ally Financial, Inc. (a)(d)	305,027	7,503,664
Asta Funding, Inc. (a)	27,914	234,757
Atlanticus Holdings Corp. (a)(d)	33,601	90,051
Cash America International, Inc.	101,875	4,547,700
Consumer Portfolio Services, Inc. (a)	46,149	329,965
Credit Acceptance Corp. (a)(d)	36,903	4,547,926
Encore Capital Group, Inc. (a)(d)	79,228	3,516,931
EZCORP, Inc. (non-vtg.) Class A (a)(d)	197,585	2,100,329
First Cash Financial Services, Inc. (a)(d)	101,068	5,837,688
First Marblehead Corp. (a)(d)	22,462	105,122
Green Dot Corp. Class A (a)(d)	107,050	2,022,175
Imperial Holdings, Inc. (a)(d)	65,789	453,286
JGWPT Holdings, Inc. (d)	37,576	507,276
Nelnet, Inc. Class A	66,911	2,942,077
Nicholas Financial, Inc. (a)(d)	73,640	944,801
Portfolio Recovery Associates, Inc. (a)(d)	173,477	9,858,698
QC Holdings, Inc.	15,915	35,968
Regional Management Corp. (a)	35,651	606,067
Santander Consumer U.S.A. Holdings, Inc.	271,295	5,051,513
SLM Corp.	1,451,322	12,858,713
Springleaf Holdings, Inc. (d)	77,086	2,565,422
World Acceptance Corp. (a)(d)	35,872	2,810,212
		69,470,341
Diversified Financial Services - 0.5%
California First National Bancorp	1,545	22,480
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	303,425	16,089,111
Gain Capital Holdings, Inc.	46,117	290,998
Interactive Brokers Group, Inc.	167,002	3,914,527
Life Partners Holdings, Inc.	51,198	96,252
MarketAxess Holdings, Inc. (d)	130,538	7,691,299
Marlin Business Services Corp.	30,461	602,519
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
MicroFinancial, Inc.	30,135	$ 238,971
MSCI, Inc. Class A (a)	405,489	18,709,262
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)(d)	80,504	928,211
PHH Corp. (a)(d)	177,919	4,262,939
PICO Holdings, Inc. (a)	85,950	1,899,495
Resource America, Inc. Class A	40,172	378,420
TPG Specialty Lending, Inc.	104,911	1,852,728
Vector Capital Corp. rights (a)	49,572	1
Voya Financial, Inc.	478,434	18,701,985
		75,679,198
Insurance - 4.1%
1347 Property Insurance Holdings, Inc.	6,993	59,091
Alleghany Corp. (a)	56,860	24,514,052
Allied World Assurance Co. (d)	344,037	12,725,929
AMBAC Financial Group, Inc. (a)	152,251	3,684,474
American Equity Investment Life Holding Co. (d)	258,183	6,387,447
American Financial Group, Inc.	240,303	14,410,971
American National Insurance Co.	20,273	2,307,878
Amerisafe, Inc.	64,594	2,437,132
Amtrust Financial Services, Inc. (d)	107,778	4,745,465
Arch Capital Group Ltd. (a)(d)	403,442	22,423,306
Argo Group International Holdings, Ltd.	94,402	4,969,321
Arthur J. Gallagher & Co.	536,078	25,318,964
Aspen Insurance Holdings Ltd.	222,410	9,456,873
Assured Guaranty Ltd.	618,071	14,926,415
Axis Capital Holdings Ltd.	325,688	15,704,675
Baldwin & Lyons, Inc. Class B	22,012	569,450
Blue Capital Reinsurance Holdings Ltd. (d)	20,513	376,003
Brown & Brown, Inc.	409,155	13,346,636
Citizens, Inc. Class A (a)(d)	131,781	942,234
CNA Financial Corp.	92,847	3,599,678
CNO Financial Group, Inc.	750,966	13,404,743
Crawford & Co. Class B	75,057	676,264
Donegal Group, Inc. Class A	26,385	415,564
eHealth, Inc. (a)(d)	61,993	1,521,308
EMC Insurance Group	15,559	476,728
Employers Holdings, Inc.	112,132	2,400,746
Endurance Specialty Holdings Ltd.	150,695	8,750,859
Enstar Group Ltd. (a)	39,120	5,551,128
Erie Indemnity Co. Class A	90,767	6,944,583
Everest Re Group Ltd.	160,368	26,274,693
FBL Financial Group, Inc. Class A	39,936	1,870,203
Federated National Holding Co.	42,852	1,058,444
Fidelity & Guaranty Life	39,896	900,054
First Acceptance Corp. (a)	24,679	60,217
First American Financial Corp.	374,094	10,605,565
FNF Group	948,364	26,848,185
FNFV Group (a)(d)	316,089	4,735,013

	Shares	Value
Fortegra Financial Corp. (a)	15,197	$ 149,994
Global Indemnity PLC (a)(d)	37,631	1,017,542
Greenlight Capital Re, Ltd. (a)	101,968	3,488,325
Hallmark Financial Services, Inc. (a)	32,037	305,953
Hanover Insurance Group, Inc.	149,874	9,509,505
HCC Insurance Holdings, Inc.	353,829	17,740,986
HCI Group, Inc.	31,967	1,346,130
Health Insurance Innovations (a)(d)	12,600	160,524
Hilltop Holdings, Inc. (a)(d)	230,082	4,870,836
Horace Mann Educators Corp. (d)	145,844	4,346,151
Independence Holding Co.	12,745	177,793
Infinity Property & Casualty Corp.	40,020	2,736,568
Investors Title Co.	3,760	271,434
Kansas City Life Insurance Co.	10,866	504,617
Kemper Corp.	177,471	6,451,071
Maiden Holdings Ltd. (d)	199,442	2,425,215
Markel Corp. (a)(d)	48,651	32,099,930
MBIA, Inc. (a)	476,702	4,972,002
Meadowbrook Insurance Group, Inc. (d)	152,822	945,968
Mercury General Corp.	134,838	6,907,751
Montpelier Re Holdings Ltd. (d)	152,603	4,799,364
National General Holdings Corp. (d)	191,550	3,587,732
National Interstate Corp.	62,455	1,748,740
National Western Life Insurance Co. Class A	7,764	1,972,056
Navigators Group, Inc. (a)	39,815	2,558,114
Old Republic International Corp.	819,107	12,573,292
OneBeacon Insurance Group Ltd.	70,626	1,132,135
PartnerRe Ltd.	138,526	15,471,969
Phoenix Companies, Inc. (a)	19,856	1,220,945
Platinum Underwriters Holdings Ltd.	77,517	4,842,487
Primerica, Inc.	191,894	9,658,025
ProAssurance Corp.	190,749	8,812,604
Protective Life Corp.	270,296	18,758,542
Reinsurance Group of America, Inc.	232,352	19,280,569
RenaissanceRe Holdings Ltd.	137,346	14,062,857
RLI Corp.	121,598	5,435,431
Safety Insurance Group, Inc.	47,297	2,610,794
Selective Insurance Group, Inc.	202,333	4,849,922
StanCorp Financial Group, Inc. (d)	147,970	9,694,994
State Auto Financial Corp.	54,543	1,183,583
Stewart Information Services Corp. (d)	72,916	2,349,354
Symetra Financial Corp.	339,358	8,259,974
Third Point Reinsurance Ltd.	89,837	1,376,303
Tower Group International Ltd.	135,384	272,122
United Fire Group, Inc.	77,762	2,279,982
United Insurance Holdings Corp.	59,225	955,892
Universal Insurance Holdings, Inc. (d)	99,404	1,377,739
Validus Holdings Ltd.	309,664	12,110,959
W.R. Berkley Corp.	363,501	17,575,273
White Mountains Insurance Group Ltd.	19,596	12,428,567
Willis Group Holdings PLC (d)	613,134	25,733,234
		624,802,140
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 9.1%
Acadia Realty Trust (SBI) (d)	200,571	$ 5,780,456
AG Mortgage Investment Trust, Inc. (d)	104,641	2,089,681
Agree Realty Corp.	53,329	1,574,805
Alexanders, Inc.	8,411	3,334,877
Alexandria Real Estate Equities, Inc.	241,982	19,131,097
Altisource Residential Corp. Class B (d)	199,465	4,894,871
American Assets Trust, Inc.	122,663	4,299,338
American Campus Communities, Inc.	360,525	14,244,343
American Capital Agency Corp.	1,207,019	28,545,999
American Capital Mortgage Investment Corp. (d)	184,016	3,787,049
American Homes 4 Rent Class A	476,549	8,520,696
American Realty Capital Properties, Inc.	3,092,382	40,695,747
American Residential Properties, Inc. (a)(d)	57,037	1,082,562
AmREIT, Inc. Class B	62,743	1,461,912
Annaly Capital Management, Inc. (d)	3,264,907	38,852,393
Anworth Mortgage Asset Corp.	536,989	2,786,973
Apollo Commercial Real Estate Finance, Inc. (d)	146,411	2,462,633
Apollo Residential Mortgage, Inc.	117,920	1,986,952
Arbor Realty Trust, Inc.	145,841	1,019,429
Ares Commercial Real Estate Corp.	140,190	1,764,992
Armada Hoffler Properties, Inc.	68,757	660,755
Armour Residential REIT, Inc. (d)	1,242,005	5,253,681
Ashford Hospitality Prime, Inc.	75,016	1,214,509
Ashford Hospitality Trust, Inc. (d)	258,873	3,000,338
Associated Estates Realty Corp.	212,311	3,927,754
Aviv REIT, Inc. (d)	97,174	2,843,311
BioMed Realty Trust, Inc.	624,919	14,029,432
Blackstone Mortgage Trust, Inc. (d)	158,240	4,596,872
Bluerock Residental Growth (REIT), Inc. (d)	10,497	133,837
Brandywine Realty Trust (SBI)	603,165	9,662,703
Brixmor Property Group, Inc.	250,432	5,927,725
BRT Realty Trust (a)	16,471	118,591
Camden Property Trust (SBI)	298,689	22,353,885
Campus Crest Communities, Inc. (d)	230,994	1,898,771
Capstead Mortgage Corp.	334,305	4,419,512
CareTrust (REIT), Inc. (a)	73,014	1,275,555
CatchMark Timber Trust, Inc.	95,504	1,147,003
CBL & Associates Properties, Inc. (d)	582,546	11,068,374
Cedar Shopping Centers, Inc.	243,292	1,574,099
Chambers Street Properties (d)	831,672	6,478,725
Chatham Lodging Trust	91,880	2,124,266
Cherry Hill Mortgage Investment Corp.	38,323	766,077
Chesapeake Lodging Trust	181,447	5,590,382
Chimera Investment Corp.	3,537,691	11,709,757
CIM Commercial Trust Corp. (d)	6,246	119,299
City Office (REIT), Inc.	22,563	290,160
Colony Financial, Inc.	369,571	8,285,782
Columbia Property Trust, Inc.	433,935	11,139,111

	Shares	Value
Coresite Realty Corp.	77,487	$ 2,717,469
Corporate Office Properties Trust (SBI) (d)	305,064	8,657,716
Corrections Corp. of America (d)	400,060	14,258,138
Cousins Properties, Inc.	693,360	8,798,738
CubeSmart	439,515	8,174,979
CyrusOne, Inc. (d)	114,594	2,984,028
CYS Investments, Inc. (d)	568,403	5,360,040
DCT Industrial Trust, Inc.	1,016,781	8,083,409
DDR Corp. (d)	970,023	17,673,819
DiamondRock Hospitality Co. (d)	683,140	9,099,425
Digital Realty Trust, Inc.	467,993	30,536,543
Douglas Emmett, Inc. (d)	446,745	12,763,505
Duke Realty LP	1,110,574	20,656,676
DuPont Fabros Technology, Inc. (d)	226,166	6,368,835
Dynex Capital, Inc.	174,008	1,522,570
EastGroup Properties, Inc. (d)	104,946	6,804,699
Education Realty Trust, Inc.	468,984	5,107,236
Ellington Residential Mortgage REIT (d)	20,297	355,603
Empire State Realty Trust, Inc. (d)	283,009	4,652,668
EPR Properties	180,913	10,295,759
Equity Commonwealth	401,800	10,800,384
Equity Lifestyle Properties, Inc.	283,636	12,959,329
Equity One, Inc.	200,882	4,740,815
Excel Trust, Inc.	176,835	2,288,245
Extra Space Storage, Inc.	371,732	19,590,276
Federal Realty Investment Trust (SBI) (d)	224,786	28,048,797
FelCor Lodging Trust, Inc.	371,704	3,843,419
First Industrial Realty Trust, Inc. (d)	358,978	6,533,400
First Potomac Realty Trust (d)	225,311	2,983,118
Five Oaks Investment Corp.	54,576	621,075
Franklin Street Properties Corp.	346,071	4,204,763
Gaming & Leisure Properties (d)	302,277	10,065,824
Getty Realty Corp. (d)	107,657	2,019,645
Gladstone Commercial Corp.	58,842	1,075,632
Glimcher Realty Trust (d)	521,855	5,860,432
Government Properties Income Trust (d)	234,881	5,641,842
Gramercy Property Trust, Inc. (d)	335,746	2,078,268
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	63,360	918,086
Hatteras Financial Corp.	327,863	6,524,474
Healthcare Realty Trust, Inc.	340,996	8,511,260
Healthcare Trust of America, Inc. (d)	608,455	7,575,265
Hersha Hospitality Trust	687,145	4,665,715
Highwoods Properties, Inc. (SBI) (d)	293,594	12,492,425
Home Properties, Inc.	199,926	12,839,248
Hospitality Properties Trust (SBI)	509,524	14,995,291
Hudson Pacific Properties, Inc.	195,389	5,246,195
Independence Realty Trust, Inc.	64,757	655,988
Inland Real Estate Corp.	321,850	3,350,459
Invesco Mortgage Capital, Inc.	400,913	7,064,087
Investors Real Estate Trust	422,160	3,601,025
iStar Financial, Inc. (a)(d)	299,680	4,459,238
JAVELIN Mortgage Investment Corp. (d)	46,815	620,767
Kilroy Realty Corp.	276,757	17,504,880
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kite Realty Group Trust	286,128	$ 7,359,212
LaSalle Hotel Properties (SBI) (d)	370,569	13,544,297
Lexington Corporate Properties Trust	707,276	7,695,163
Liberty Property Trust (SBI)	506,504	17,940,372
LTC Properties, Inc.	126,368	5,174,770
Mack-Cali Realty Corp.	307,454	6,499,578
Medical Properties Trust, Inc.	596,903	8,410,363
MFA Financial, Inc.	1,219,278	10,290,706
Mid-America Apartment Communities, Inc.	252,885	18,288,643
Monmouth Real Estate Investment Corp. Class A (d)	191,297	2,069,834
National Health Investors, Inc.	104,951	6,770,389
National Retail Properties, Inc. (d)	411,246	15,273,676
New Residential Investment Corp.	967,565	6,066,633
New York (REIT), Inc.	548,105	5,650,963
New York Mortgage Trust, Inc. (d)	281,978	2,250,184
Newcastle Investment Corp.	450,721	6,107,270
NorthStar Realty Finance Corp.	657,589	12,171,972
Omega Healthcare Investors, Inc. (d)	424,316	15,983,984
One Liberty Properties, Inc.	41,157	891,872
Orchid Island Capital, Inc. (d)	29,601	410,270
Owens Realty Mortgage, Inc. (d)	13,674	218,100
Parkway Properties, Inc.	268,779	5,577,164
Pebblebrook Hotel Trust (d)	225,723	8,744,509
Pennsylvania Real Estate Investment Trust (SBI)	231,409	4,665,205
PennyMac Mortgage Investment Trust	253,652	5,646,294
Physicians Realty Trust	125,751	1,862,372
Piedmont Office Realty Trust, Inc. Class A	550,830	10,735,677
Post Properties, Inc.	186,569	10,265,026
Potlatch Corp.	151,665	6,473,062
Power (REIT) (a)	1,227	11,350
Preferred Apartment Communities, Inc. Class A (d)	53,423	465,849
PS Business Parks, Inc.	73,314	5,978,024
QTS Realty Trust, Inc. Class A (d)	55,322	1,667,958
RAIT Financial Trust (d)	248,382	2,009,410
Ramco-Gershenson Properties Trust (SBI)	262,946	4,459,564
Rayonier, Inc.	434,965	14,906,251
Realty Income Corp.	751,534	33,608,600
Redwood Trust, Inc.	288,721	5,592,526
Regency Centers Corp.	317,431	18,138,007
Resource Capital Corp.	496,427	2,675,742
Retail Opportunity Investments Corp.	260,114	4,120,206
Retail Properties America, Inc.	646,524	10,228,010
Rexford Industrial Realty, Inc. (d)	131,894	1,944,118
RLJ Lodging Trust (d)	450,954	13,442,939
Rouse Properties, Inc. (d)	120,998	2,115,045
Ryman Hospitality Properties, Inc. (d)	170,471	8,480,932
Sabra Health Care REIT, Inc.	158,826	4,523,364

	Shares	Value
Saul Centers, Inc.	48,695	$ 2,427,446
Select Income (REIT)	124,102	3,462,446
Senior Housing Properties Trust (SBI)	690,230	16,103,066
Silver Bay Realty Trust Corp.	142,660	2,378,142
SL Green Realty Corp. (d)	316,711	34,632,348
SoTHERLY Hotels, Inc.	27,804	226,881
Sovran Self Storage, Inc. (d)	112,806	8,716,520
Spirit Realty Capital, Inc.	1,298,585	15,336,289
Stag Industrial, Inc.	176,033	4,124,453
Starwood Property Trust, Inc. (d)	744,943	17,766,891
Starwood Waypoint Residential (a)	135,594	3,753,242
Strategic Hotel & Resorts, Inc. (a)	837,327	9,947,445
Summit Hotel Properties, Inc.	314,054	3,438,891
Sun Communities, Inc. (d)	133,908	7,181,486
Sunstone Hotel Investors, Inc.	693,200	10,099,924
Supertel Hospitality, Inc., Maryland (a)	1,649	3,644
Tanger Factory Outlet Centers, Inc.	319,785	11,163,694
Taubman Centers, Inc. (d)	214,826	16,363,296
Terreno Realty Corp.	126,031	2,550,867
The GEO Group, Inc.	247,090	9,246,108
Trade Street Residential, Inc. (d)	56,951	399,796
Two Harbors Investment Corp.	1,217,550	13,052,136
UDR, Inc. (d)	858,284	25,679,857
UMH Properties, Inc. (d)	76,323	782,311
Universal Health Realty Income Trust (SBI)	49,997	2,208,367
Urstadt Biddle Properties, Inc. Class A	95,205	2,029,771
Washington Prime Group, Inc. (a)	544,400	10,626,688
Washington REIT (SBI)	243,127	6,754,068
Weingarten Realty Investors (SBI) (d)	382,090	13,075,120
Western Asset Mortgage Capital Corp.	138,351	2,102,935
Wheeler Real Estate Investment Trust, Inc.	8,094	40,713
Whitestone REIT Class B	74,608	1,134,042
Winthrop Realty Trust	115,817	1,767,367
WP Carey, Inc. (d)	195,205	13,328,597
ZAIS Financial Corp.	15,500	300,390
		1,378,789,285
Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc. (d)	155,030	6,340,727
Altisource Portfolio Solutions SA (a)(d)	57,688	5,764,762
American Realty Investments, Inc. (a)	1,965	11,849
AV Homes, Inc. (a)(d)	36,082	574,786
Consolidated-Tomoka Land Co.	16,519	966,362
Forest City Enterprises, Inc. Class A (a)(d)	547,740	11,392,992
Forestar Group, Inc. (a)(d)	117,514	2,350,280
Gladstone Land Corp.	66,704	824,461
Griffin Land & Nurseries, Inc. (d)	6,082	176,013
Howard Hughes Corp. (a)	109,863	17,399,003
InterGroup Corp. (a)	336	6,488
Jones Lang LaSalle, Inc. (d)	152,403	20,362,565
Kennedy-Wilson Holdings, Inc.	235,554	6,152,670
Maui Land & Pineapple, Inc. (a)(d)	17,943	124,345
RE/MAX Holdings, Inc. (d)	43,468	1,317,950
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Holdings Corp. (a)(d)	495,918	$ 20,218,577
Tejon Ranch Co. (a)(d)	51,333	1,443,484
The St. Joe Co. (a)(d)	333,458	7,222,700
Transcontinental Realty Investors, Inc. (a)	1,497	17,844
		102,667,858
Thrifts & Mortgage Finance - 1.0%
Astoria Financial Corp. (d)	297,236	3,884,875
Bank Mutual Corp.	123,703	815,203
BankFinancial Corp.	56,765	613,630
BBX Capital Corp. (a)	42,087	788,710
Bear State Financial, Inc. (a)(d)	4,711	39,101
Beneficial Mutual Bancorp, Inc. (a)	123,974	1,702,163
Berkshire Hills Bancorp, Inc.	93,712	2,308,127
BofI Holding, Inc. (a)(d)	44,261	3,407,654
Brookline Bancorp, Inc., Delaware	255,272	2,335,739
Cape Bancorp, Inc.	25,193	259,488
Capitol Federal Financial, Inc.	470,721	5,813,404
Charter Financial Corp.	19,819	214,243
Cheviot Financial Corp.	44	554
Chicopee Bancorp, Inc.	13,096	213,334
Clifton Bancorp, Inc.	24,683	310,265
Dime Community Bancshares, Inc.	111,333	1,718,982
Doral Financial Corp. (a)(d)	18,344	123,088
Elmira Savings Bank	185	4,098
ESB Financial Corp. (d)	37,377	472,819
ESSA Bancorp, Inc.	32,482	367,696
Essent Group Ltd. (d)	83,137	1,750,865
EverBank Financial Corp. (d)	292,629	5,524,836
Farmer Mac Class C (non-vtg.)	34,376	1,131,658
First Clover Leaf Financial Corp.	10,566	99,743
First Defiance Financial Corp.	27,762	774,560
First Financial Northwest, Inc.	34,706	375,866
Flagstar Bancorp, Inc. (a)	76,212	1,328,375
Fox Chase Bancorp, Inc.	32,985	563,714
Franklin Financial Corp./VA (a)(d)	27,950	555,087
Hampden Bancorp, Inc.	5,663	96,384
Heritage Financial Group, Inc.	17,720	363,260
HF Financial Corp.	832	11,149
Hingham Institution for Savings	2,478	204,485
HMN Financial, Inc. (a)	2,852	34,966
Home Bancorp, Inc. (a)	15,826	353,553
Home Loan Servicing Solutions Ltd. (d)	220,032	4,818,701
HomeStreet, Inc.	35,323	642,525
HopFed Bancorp, Inc.	13,771	158,780
IF Bancorp, Inc.	13,656	226,007
Impac Mortgage Holdings, Inc. (a)(d)	20,302	129,121
Kearny Financial Corp. (a)(d)	52,612	823,378
Ladder Capital Corp. Class A (d)	51,189	952,115
Madison County Financial, Inc.	11,541	214,663
Meridian Bancorp, Inc. (a)	75,178	795,383
Meta Financial Group, Inc.	16,401	623,238

	Shares	Value
MGIC Investment Corp. (a)(d)	1,183,447	$ 9,976,458
NASB Financial, Inc. (d)	5,535	134,501
Nationstar Mortgage Holdings, Inc. (a)(d)	75,479	2,641,765
New Hampshire Thrift Bancshares, Inc.	20,505	307,575
New York Community Bancorp, Inc. (d)	1,497,470	23,884,647
NMI Holdings, Inc. (a)(d)	20,200	195,536
Northfield Bancorp, Inc.	229,986	3,015,116
Northwest Bancshares, Inc. (d)	341,018	4,300,237
Ocean Shore Holding Co.	5,120	73,933
OceanFirst Financial Corp.	42,221	693,269
Ocwen Financial Corp. (a)(d)	404,151	11,291,979
Oneida Financial Corp.	2,810	36,839
Oritani Financial Corp.	159,392	2,390,880
PennyMac Financial Services, Inc. (a)	71,101	1,097,088
Peoples Federal Bancshares, Inc.	11,538	231,568
Poage Bankshares, Inc.	6,654	96,350
Provident Financial Holdings, Inc.	21,034	307,938
Provident Financial Services, Inc.	193,312	3,288,237
Pulaski Financial Corp.	11,679	134,192
Radian Group, Inc.	652,386	9,498,740
Riverview Bancorp, Inc. (a)	20,156	77,399
Security National Financial Corp. Class A	22,623	106,328
SI Financial Group, Inc.	15,322	166,244
Simplicity Bancorp, Inc.	22,747	369,639
Southern Missouri Bancorp, Inc.	4,001	143,316
Stonegate Mortgage Corp. (a)(d)	38,473	558,243
Territorial Bancorp, Inc.	28,348	582,835
TFS Financial Corp. (a)	321,262	4,639,023
Timberland Bancorp, Inc.	12,774	137,065
Tree.com, Inc. (a)(d)	19,805	633,562
Trustco Bank Corp., New York	336,648	2,363,269
United Community Financial Corp.	251,020	1,149,672
United Financial Bancorp, Inc. New	170,190	2,108,654
Walker & Dunlop, Inc. (a)(d)	71,009	1,007,618
Washington Federal, Inc.	359,078	7,809,947
Waterstone Financial, Inc. Maryland	32,153	367,509
Westfield Financial, Inc.	94,628	686,999
WSFS Financial Corp.	29,090	2,170,114
		146,619,869
TOTAL FINANCIALS		3,314,993,456
HEALTH CARE - 11.8%
Biotechnology - 3.6%
Aastrom Biosciences, Inc. (a)(d)	10,915	42,132
ACADIA Pharmaceuticals, Inc. (a)(d)	285,190	6,838,856
Acceleron Pharma, Inc. (d)	27,241	731,966
Achillion Pharmaceuticals, Inc. (a)(d)	302,104	3,495,343
Acorda Therapeutics, Inc. (a)(d)	152,201	4,958,709
Actinium Pharmaceuticals, Inc. (a)(d)	70,687	439,673
Adamas Pharmaceuticals, Inc. (d)	11,307	211,893
Advaxis, Inc. (a)(d)	40,574	157,427
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Aegerion Pharmaceuticals, Inc. (a)(d)	86,713	$ 2,649,082
Agenus, Inc. (a)(d)	180,276	566,067
Agios Pharmaceuticals, Inc. (a)(d)	32,363	1,495,818
Akebia Therapeutics, Inc. (a)(d)	20,260	456,053
Alder Biopharmaceuticals, Inc. (d)	26,623	453,656
Alkermes PLC (a)(d)	500,607	22,392,151
Alnylam Pharmaceuticals, Inc. (a)(d)	219,249	15,275,078
AMAG Pharmaceuticals, Inc. (a)(d)	73,978	1,674,122
Ambit Biosciences Corp. (a)(d)	30,440	230,431
Amicus Therapeutics, Inc. (a)	103,509	744,230
Anacor Pharmaceuticals, Inc. (a)(d)	109,727	2,555,542
Anthera Pharmaceuticals, Inc. (a)	86,499	219,707
Applied Genetic Technologies Corp. (d)	20,483	350,259
Aquinox Pharmaceuticals, Inc. (d)	4,406	36,173
ARCA biopharma, Inc. (a)(d)	25,653	35,658
Arena Pharmaceuticals, Inc. (a)(d)	771,983	3,180,570
Argos Therapeutics, Inc. (a)(d)	17,493	164,259
ARIAD Pharmaceuticals, Inc. (a)(d)	640,912	3,986,473
ArQule, Inc. (a)	171,131	225,893
Array BioPharma, Inc. (a)(d)	359,134	1,418,579
Arrowhead Research Corp. (a)(d)	166,812	2,430,451
Athersys, Inc. (a)(d)	250,029	352,541
Auspex Pharmaceuticals, Inc. (d)	44,224	1,016,710
AVEO Pharmaceuticals, Inc. (a)(d)	170,406	224,936
BIND Therapeutics, Inc. (d)	24,951	251,007
BioCryst Pharmaceuticals, Inc. (a)(d)	226,693	3,060,356
BioMarin Pharmaceutical, Inc. (a)	500,059	35,614,202
Biospecifics Technologies Corp. (a)	15,322	479,272
Biota Pharmaceuticals, Inc. (a)	106,873	245,808
BioTime, Inc. (a)(d)	128,062	398,273
Bluebird Bio, Inc. (a)	64,500	2,580,645
Cancer Genetics, Inc. (a)(d)	27,876	248,096
Cara Therapeutics, Inc. (d)	15,740	160,863
CASI Pharmaceuticals, Inc. (a)	37,512	64,896
Catalyst Pharmaceutical Partners, Inc. (a)(d)	212,099	678,717
Cel-Sci Corp. (a)(d)	239,050	255,784
Celladon Corp. (a)(d)	17,539	202,225
Celldex Therapeutics, Inc. (a)(d)	304,476	4,844,213
Cellular Dynamics International, Inc. (a)(d)	13,046	149,246
Celsion Corp. (a)(d)	37,190	120,868
Cepheid, Inc. (a)(d)	238,527	9,548,236
ChemoCentryx, Inc. (a)(d)	80,697	412,362
Chimerix, Inc. (a)(d)	103,109	2,633,404
Cleveland Biolabs, Inc. (a)	93,847	37,539
Clovis Oncology, Inc. (a)(d)	99,067	4,711,627
Conatus Pharmaceuticals, Inc. (a)(d)	20,891	143,939
Concert Pharmaceuticals, Inc. (d)	17,046	152,732
CorMedix, Inc. (a)(d)	49,454	94,457
Coronado Biosciences, Inc. (a)(d)	94,005	197,411

	Shares	Value
CTI BioPharma Corp. (a)(d)	498,131	$ 1,275,215
Cubist Pharmaceuticals, Inc. (d)	257,234	17,756,863
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)(d)	272,013	476,023
Cyclacel Pharmaceuticals, Inc. (a)(d)	58,323	202,964
Cytokinetics, Inc. (a)(d)	102,239	437,583
Cytori Therapeutics, Inc. (a)(d)	195,899	276,218
CytRx Corp. (a)(d)	159,962	531,074
DARA BioSciences, Inc. (a)	4,466	5,560
Dendreon Corp. (a)(d)	576,266	783,722
Dicerna Pharmaceuticals, Inc. (d)	20,848	287,285
Discovery Laboratories, Inc. (a)(d)	290,135	528,046
Durata Therapeutics, Inc. (a)(d)	32,482	511,916
Dyax Corp. (a)(d)	461,622	4,713,161
Dynavax Technologies Corp. (a)(d)	919,827	1,306,154
Eagle Pharmaceuticals, Inc. (d)	9,491	119,587
Eleven Biotherapeutics, Inc. (d)	16,387	181,568
Emergent BioSolutions, Inc. (a)(d)	101,053	2,516,220
Enanta Pharmaceuticals, Inc. (a)(d)	16,537	693,893
Enzon Pharmaceuticals, Inc.	134,828	221,118
Epirus Biopharmaceuticals, Inc. (a)(d)	6,060	56,419
Epizyme, Inc. (a)(d)	38,847	1,339,833
Esperion Therapeutics, Inc. (a)(d)	17,081	266,293
Exact Sciences Corp. (a)(d)	279,829	5,834,435
Exelixis, Inc. (a)(d)	599,718	2,482,833
Fate Therapeutics, Inc.	26,179	139,272
Fibrocell Science, Inc. (a)(d)	97,647	312,470
Five Prime Therapeutics, Inc.	27,200	316,336
Flexion Therapeutics, Inc. (d)	15,675	215,061
Foundation Medicine, Inc. (d)	25,039	582,658
Galectin Therapeutics, Inc. (a)(d)	80,065	501,207
Galena Biopharma, Inc. (a)(d)	464,147	1,095,387
Galmed Pharmaceuticals Ltd. (a)	12,871	87,652
Genocea Biosciences, Inc. (d)	18,731	239,944
Genomic Health, Inc. (a)(d)	59,800	1,777,256
GenVec, Inc. (a)	39,959	83,115
Geron Corp. (a)(d)	533,153	1,268,904
GlycoMimetics, Inc.	22,989	187,360
GTx, Inc. (a)(d)	79,767	75,779
Halozyme Therapeutics, Inc. (a)(d)	343,491	3,263,165
Harvard Apparatus (a)	22,493	197,489
Heat Biologics, Inc. (a)(d)	8,898	58,371
Hemispherx Biopharma, Inc. (a)(d)	646,292	174,499
Heron Therapeutics, Inc. (a)(d)	78,000	732,420
Hyperion Therapeutics, Inc. (a)(d)	18,970	490,564
iBio, Inc. (a)	102,306	49,107
Idera Pharmaceuticals, Inc. (a)(d)	239,487	692,117
Ignyta, Inc. (a)	19,602	147,015
ImmunoCellular Therapeutics Ltd. (a)(d)	177,102	175,331
ImmunoGen, Inc. (a)(d)	301,232	3,560,562
Immunomedics, Inc. (a)(d)	281,108	936,090
Incyte Corp. (a)(d)	517,562	28,051,860
Infinity Pharmaceuticals, Inc. (a)(d)	150,148	1,696,672
Inovio Pharmaceuticals, Inc. (a)(d)	193,345	2,047,524
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Insmed, Inc. (a)(d)	107,814	$ 1,501,849
Insys Therapeutics, Inc. (a)(d)	21,273	751,362
Intercept Pharmaceuticals, Inc. (a)(d)	41,282	11,960,221
InterMune, Inc. (a)(d)	372,689	27,374,007
Intrexon Corp. (d)	37,626	763,055
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	411,891	5,329,870
Isis Pharmaceuticals, Inc. (a)(d)	403,731	16,456,076
IsoRay, Inc. (a)(d)	212,731	508,427
KaloBios Pharmaceuticals, Inc. (a)(d)	71,639	109,608
Karyopharm Therapeutics, Inc. (d)	39,770	1,431,720
Keryx Biopharmaceuticals, Inc. (a)(d)	316,167	5,751,078
Kindred Biosciences, Inc. (d)	44,644	487,066
KYTHERA Biopharmaceuticals, Inc. (a)(d)	55,762	2,097,209
La Jolla Pharmaceutical Co. (a)(d)	33,204	345,986
Lexicon Pharmaceuticals, Inc. (a)(d)	983,912	1,495,546
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	70,561	3,671,994
General CVR (a)	26,087	1,643
Glucagon CVR (a)	26,087	2,478
rights (a)	26,087	287
TR Beta CVR (a)	26,087	313
LipoScience, Inc. (a)	15,054	42,904
Lpath, Inc. (a)(d)	36,191	123,049
Macrogenics, Inc.	30,033	641,505
MannKind Corp. (a)(d)	769,946	5,674,502
Mast Therapeutics, Inc. (a)(d)	531,478	332,174
Medgenics, Inc. (a)	53,680	333,353
MediciNova, Inc. (a)(d)	47,646	112,921
Medivation, Inc. (a)	263,021	24,003,296
MEI Pharma, Inc. (a)(d)	55,879	406,799
Merrimack Pharmaceuticals, Inc. (a)(d)	311,736	2,175,917
MiMedx Group, Inc. (a)(d)	292,637	2,060,164
Momenta Pharmaceuticals, Inc. (a)	168,915	1,991,508
Myriad Genetics, Inc. (a)(d)	257,414	9,315,813
Nanosphere, Inc. (a)(d)	212,254	178,039
NanoViricides, Inc. (a)(d)	143,363	561,983
Navidea Biopharmaceuticals, Inc. (a)(d)	444,645	635,842
Neuralstem, Inc. (a)(d)	278,617	1,133,971
Neurocrine Biosciences, Inc. (a)(d)	248,697	4,056,248
NewLink Genetics Corp. (a)(d)	58,339	1,610,740
Northwest Biotherapeutics, Inc. (a)(d)	144,240	842,362
Novavax, Inc. (a)(d)	811,349	3,805,227
NPS Pharmaceuticals, Inc. (a)(d)	334,411	10,092,524
Ohr Pharmaceutical, Inc. (a)(d)	72,370	594,881
OncoGenex Pharmaceuticals, Inc. (a)(d)	52,280	173,047
OncoMed Pharmaceuticals, Inc. (a)(d)	16,535	335,495
Onconova Therapeutics, Inc. (a)(d)	17,664	92,206
Oncothyreon, Inc. (a)(d)	231,517	541,750
Opexa Therapeutics, Inc. (a)(d)	68,287	99,016
Ophthotech Corp. (d)	37,946	1,478,376

	Shares	Value
Opko Health, Inc. (a)(d)	760,079	$ 6,764,703
Oragenics, Inc. (a)	27,929	46,083
Orexigen Therapeutics, Inc. (a)(d)	365,940	2,085,858
Organovo Holdings, Inc. (a)(d)	201,943	1,571,117
Osiris Therapeutics, Inc. (a)(d)	56,117	801,912
OvaScience, Inc. (a)(d)	50,474	681,904
OXiGENE, Inc. (a)(d)	55,832	132,880
Oxygen Biotherapeutics, Inc. (a)(d)	74,064	311,069
Palatin Technologies, Inc. (a)(d)	107,354	91,251
PDL BioPharma, Inc. (d)	546,035	5,509,493
Peregrine Pharmaceuticals, Inc. (a)(d)	579,602	956,343
Pharmacyclics, Inc. (a)(d)	235,996	29,355,542
PharmAthene, Inc. (a)(d)	123,056	281,798
Portola Pharmaceuticals, Inc. (a)(d)	39,606	1,104,611
Progenics Pharmaceuticals, Inc. (a)(d)	265,763	1,464,354
Prothena Corp. PLC (a)(d)	91,715	2,100,274
PTC Therapeutics, Inc. (a)(d)	61,671	1,952,504
Puma Biotechnology, Inc. (a)	68,883	17,944,710
Raptor Pharmaceutical Corp. (a)(d)	210,398	2,318,586
Receptos, Inc. (a)	69,623	3,561,216
Recro Pharma, Inc. (d)	14,684	86,929
Regado Biosciences, Inc. (d)	74,220	82,384
Regulus Therapeutics, Inc. (a)(d)	53,984	371,410
Repligen Corp. (a)(d)	104,226	1,986,548
Retrophin, Inc. (a)(d)	13,480	184,406
Rexahn Pharmaceuticals, Inc. (a)(d)	555,279	388,695
Rigel Pharmaceuticals, Inc. (a)	289,108	751,681
RXi Pharmaceuticals Corp. (a)	25,171	75,010
Sangamo Biosciences, Inc. (a)(d)	232,160	3,319,888
Sarepta Therapeutics, Inc. (a)(d)	132,661	3,041,917
Seattle Genetics, Inc. (a)(d)	392,720	17,283,607
SIGA Technologies, Inc. (a)(d)	109,876	148,333
Sorrento Therapeutics, Inc. (a)(d)	65,854	362,197
Spectrum Pharmaceuticals, Inc. (a)(d)	191,900	1,556,309
StemCells, Inc. (a)(d)	234,471	361,085
Stemline Therapeutics, Inc. (a)(d)	33,876	382,121
Sunesis Pharmaceuticals, Inc. (a)(d)	112,982	846,235
Synageva BioPharma Corp. (a)(d)	70,722	5,104,007
Synergy Pharmaceuticals, Inc. (a)(d)	292,606	1,141,163
Synta Pharmaceuticals Corp. (a)(d)	239,003	956,012
Synthetic Biologics, Inc. (a)(d)	102,779	269,281
Targacept, Inc. (a)	150,431	415,190
TESARO, Inc. (a)(d)	65,581	1,938,574
TetraLogic Pharmaceuticals Corp. (d)	27,014	120,212
TG Therapeutics, Inc. (a)(d)	111,094	942,077
Threshold Pharmaceuticals, Inc. (a)(d)	165,509	688,517
Trevena, Inc.	27,823	164,434
Trovagene, Inc. (a)(d)	57,904	338,159
Ultragenyx Pharmaceutical, Inc. (d)	78,821	4,205,889
United Therapeutics Corp. (a)(d)	151,709	17,875,871
Vanda Pharmaceuticals, Inc. (a)(d)	115,941	1,500,277
Venaxis, Inc. (a)(d)	80,385	139,066
Verastem, Inc. (a)(d)	49,464	430,831
Versartis, Inc. (a)(d)	22,053	507,219
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Vical, Inc. (a)(d)	229,477	$ 284,551
Vital Therapies, Inc. (d)	14,876	356,726
Xencor, Inc. (d)	47,171	504,258
XOMA Corp. (a)(d)	238,944	1,046,575
ZIOPHARM Oncology, Inc. (a)(d)	334,171	1,079,372
		542,014,418
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc.	78,882	3,766,616
Abiomed, Inc. (a)(d)	123,886	3,227,230
Accuray, Inc. (a)(d)	224,824	1,830,067
Alere, Inc. (a)(d)	264,567	9,378,900
Align Technology, Inc. (a)	244,748	13,328,976
Allied Healthcare Products, Inc. (a)	4,954	10,007
Alliqua, Inc. (a)(d)	31,587	171,202
Alphatec Holdings, Inc. (a)	230,873	360,162
Amedica Corp.	11,614	29,848
Analogic Corp. (d)	42,044	3,035,577
Angiodynamics, Inc. (a)	99,901	1,409,603
Anika Therapeutics, Inc. (a)	43,574	1,830,108
Antares Pharma, Inc. (a)(d)	441,109	1,036,606
Atossa Genetics, Inc. (a)(d)	64,731	119,752
Atricure, Inc. (a)	89,548	1,389,785
Atrion Corp.	5,493	1,757,760
Bacterin International Holdings, Inc. (a)(d)	7,376	35,036
Baxano Surgical, Inc. (a)(d)	51,338	18,867
BioLase Technology, Inc. (d)	117,156	253,057
BioLife Solutions, Inc. (a)	5,828	13,812
Bovie Medical Corp. (a)(d)	29,641	124,196
BSD Medical Corp. (a)	95,648	61,894
Cantel Medical Corp. (d)	122,006	4,449,559
Cardica, Inc. (a)(d)	99,667	111,627
Cardiovascular Systems, Inc. (a)(d)	102,715	2,926,350
Cerus Corp. (a)(d)	226,749	852,576
Cesca Therapeutics, Inc. (a)(d)	63,283	86,698
Chembio Diagnostics, Inc. (a)(d)	4,082	14,695
CONMED Corp.	92,250	3,643,875
Cryolife, Inc.	80,349	806,704
Cutera, Inc. (a)	39,466	382,820
Cyberonics, Inc. (a)(d)	83,817	4,810,258
Cynosure, Inc. Class A (a)	68,678	1,547,315
Delcath Systems, Inc. (a)(d)	31,941	76,658
Derma Sciences, Inc. (a)(d)	77,138	653,359
DexCom, Inc. (a)(d)	238,561	10,544,396
Digirad Corp.	45,825	180,092
Dynatronics Corp. (a)	3,425	14,043
Echo Therapeutics, Inc. (a)(d)	18,765	34,903
Endologix, Inc. (a)(d)	216,309	2,987,227
EnteroMedics, Inc. (a)(d)	152,453	222,581
ERBA Diagnostics, Inc. (a)(d)	28,032	101,756
Escalon Medical Corp. (a)	3,512	6,322

	Shares	Value
Exactech, Inc. (a)	29,017	$ 692,926
Fonar Corp. (a)(d)	24,768	302,665
Genmark Diagnostics, Inc. (a)(d)	132,359	1,422,859
Globus Medical, Inc. (a)	188,317	3,416,070
Greatbatch, Inc. (a)	89,268	4,067,943
Haemonetics Corp. (a)(d)	176,633	6,304,032
Hansen Medical, Inc. (a)(d)	236,840	296,050
HeartWare International, Inc. (a)(d)	52,027	4,219,390
Hill-Rom Holdings, Inc. (d)	199,491	8,739,701
Hologic, Inc. (a)(d)	951,400	23,661,318
ICU Medical, Inc. (a)(d)	48,701	3,048,196
IDEXX Laboratories, Inc. (a)(d)	178,177	22,088,603
Inogen, Inc. (d)	16,449	339,672
InspireMD, Inc. (a)(d)	71,907	170,420
Insulet Corp. (a)(d)	187,059	6,754,700
Integra LifeSciences Holdings Corp. (a)(d)	85,707	4,284,493
Invacare Corp. (d)	97,998	1,503,289
Iridex Corp. (a)	18,028	144,585
K2M Group Holdings, Inc. (d)	31,389	446,038
Kewaunee Scientific Corp.	5,250	94,605
Kips Bay Medical, Inc. (a)	9,803	3,725
Ldr Holding Corp. (d)	45,800	1,239,806
LeMaitre Vascular, Inc.	19,977	145,832
Masimo Corp. (a)(d)	180,137	4,042,274
Medical Action Industries, Inc. (a)	53,610	737,674
MELA Sciences, Inc. (a)(d)	11,735	27,695
Meridian Bioscience, Inc.	148,397	2,904,129
Merit Medical Systems, Inc. (a)	147,568	1,846,076
MGC Diagnostics Corp. (a)	3,151	25,303
Misonix, Inc. (a)	11,163	76,020
Natus Medical, Inc. (a)	101,180	2,844,170
Neogen Corp. (a)(d)	130,952	5,513,079
NeuroMetrix, Inc. (a)(d)	685	1,178
NuVasive, Inc. (a)	159,045	5,582,480
NxStage Medical, Inc. (a)(d)	197,959	2,597,222
OraSure Technologies, Inc. (a)	196,196	1,634,313
Orthofix International NV (a)	73,558	2,494,352
PhotoMedex, Inc. (a)(d)	47,544	388,910
Quidel Corp. (a)(d)	101,129	2,386,644
ResMed, Inc. (d)	487,771	25,876,252
Retractable Technologies, Inc. (a)	5,601	16,971
Rockwell Medical Technologies, Inc. (a)(d)	112,115	1,069,577
RTI Biologics, Inc. (a)	181,826	965,496
Sirona Dental Systems, Inc. (a)(d)	190,568	15,533,198
Staar Surgical Co. (a)(d)	95,060	1,094,141
Stereotaxis, Inc. (a)	64,951	190,956
Steris Corp.	202,247	11,384,484
SurModics, Inc. (a)	43,320	884,594
Symmetry Medical, Inc. (a)	136,148	1,255,285
Synergetics U.S.A., Inc. (a)	71,442	217,184
Tandem Diabetes Care, Inc. (d)	31,616	447,366
TearLab Corp. (a)(d)	100,207	387,801
Teleflex, Inc.	141,324	15,472,152
The Cooper Companies, Inc. (d)	164,899	26,883,484
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
The Spectranetics Corp. (a)(d)	145,169	$ 4,119,896
Thoratec Corp. (a)	205,510	5,137,750
Tornier NV (a)	130,085	2,812,438
TransEnterix, Inc. (a)(d)	93,432	368,122
TriVascular Technologies, Inc.	19,445	280,202
Unilife Corp. (a)(d)	338,238	862,507
Uroplasty, Inc. (a)	64,999	170,947
Utah Medical Products, Inc.	9,539	496,887
Vascular Solutions, Inc. (a)(d)	53,247	1,272,603
Veracyte, Inc. (d)	14,882	186,918
Vermillion, Inc. (a)(d)	65,547	144,203
Vision Sciences, Inc. (a)	22,011	19,810
Volcano Corp. (a)(d)	185,809	2,311,464
West Pharmaceutical Services, Inc. (d)	254,370	11,047,289
Wright Medical Group, Inc. (a)(d)	165,918	4,950,993
Zeltiq Aesthetics, Inc. (a)(d)	77,310	1,624,283
		341,616,565
Health Care Providers & Services - 2.9%
Acadia Healthcare Co., Inc. (a)(d)	148,791	7,619,587
Adcare Health Systems, Inc. (a)(d)	40,556	200,752
Addus HomeCare Corp. (a)	22,321	488,830
Air Methods Corp. (a)(d)	121,309	7,115,986
Alliance Healthcare Services, Inc. (a)	37,207	1,058,539
Almost Family, Inc. (a)	28,394	794,464
Amedisys, Inc. (a)(d)	117,539	2,458,916
American CareSource Holdings, Inc. (a)	2,053	6,611
American Shared Hospital Services (a)	115	260
AMN Healthcare Services, Inc. (a)	168,489	2,547,554
AmSurg Corp. (a)(d)	128,691	6,922,289
Bio-Reference Laboratories, Inc. (a)(d)	87,412	2,539,319
BioScrip, Inc. (a)(d)	205,484	1,738,395
BioTelemetry, Inc. (a)	88,354	646,751
Brookdale Senior Living, Inc. (a)	577,486	20,183,136
Capital Senior Living Corp. (a)	91,513	2,092,902
Centene Corp. (a)(d)	200,060	15,630,688
Chemed Corp. (d)	61,290	6,472,837
Chindex International, Inc. (a)	41,105	982,821
Community Health Systems, Inc. (a)(d)	394,023	21,387,568
Corvel Corp. (a)	41,320	1,689,988
Cross Country Healthcare, Inc. (a)(d)	94,255	752,155
Diversicare Healthcare Services, Inc. (d)	12,213	134,954
Envision Healthcare Holdings, Inc.	349,231	12,767,885
ExamWorks Group, Inc. (a)(d)	114,271	3,765,229
Five Star Quality Care, Inc. (a)	149,941	695,726
Gentiva Health Services, Inc. (a)(d)	96,791	1,749,013
Hanger, Inc. (a)(d)	115,793	2,593,763
HCA Holdings, Inc. (a)	1,079,139	75,345,485
Health Net, Inc. (a)	277,745	13,109,564
HealthSouth Corp.	300,625	11,841,619
Healthways, Inc. (a)(d)	128,820	2,249,197

	Shares	Value
Henry Schein, Inc. (a)(d)	285,467	$ 34,167,545
Hooper Holmes, Inc. (a)	128,551	87,415
InfuSystems Holdings, Inc. (a)	7,867	22,028
IPC The Hospitalist Co., Inc. (a)(d)	63,434	3,066,400
Kindred Healthcare, Inc.	219,614	4,535,029
Landauer, Inc.	33,237	1,210,492
LHC Group, Inc. (a)	42,300	1,088,802
LifePoint Hospitals, Inc. (a)	158,267	11,838,372
Magellan Health Services, Inc. (a)	100,180	5,596,055
MEDNAX, Inc. (a)(d)	348,386	19,945,099
Molina Healthcare, Inc. (a)(d)	97,946	4,685,737
MWI Veterinary Supply, Inc. (a)(d)	45,742	6,497,651
National Healthcare Corp.	34,496	1,976,621
National Research Corp. Class A (a)	27,189	380,374
NeoStem, Inc. (a)(d)	84,204	484,173
Omnicare, Inc. (d)	342,379	21,833,509
Owens & Minor, Inc. (d)	214,436	7,376,598
PDI, Inc. (a)	19,284	56,116
PharMerica Corp. (a)	102,387	2,548,412
Premier, Inc.	105,078	3,318,363
Providence Service Corp. (a)	40,157	1,828,348
Psychemedics Corp.	15,744	224,982
RadNet, Inc. (a)	101,700	679,356
Select Medical Holdings Corp.	206,647	2,897,191
Sharps Compliance Corp. (a)	29,684	130,906
Skilled Healthcare Group, Inc. (a)	74,963	555,476
SunLink Health Systems, Inc. (a)	19,190	24,179
Surgical Care Affiliates, Inc.	36,872	1,097,311
Team Health Holdings, Inc. (a)(d)	243,861	14,270,746
The Ensign Group, Inc.	73,014	2,555,490
Triple-S Management Corp. (a)	81,088	1,552,024
U.S. Physical Therapy, Inc.	40,198	1,435,069
Universal American Spin Corp. (d)	125,867	1,076,163
Universal Health Services, Inc. Class B	309,451	35,413,572
VCA Antech, Inc. (a)	301,547	12,288,040
Wellcare Health Plans, Inc. (a)(d)	150,181	9,890,921
		444,217,348
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	545,933	8,066,160
Arrhythmia Research Technology, Inc. (a)	9,913	67,210
athenahealth, Inc. (a)(d)	128,969	18,628,282
Authentidate Holding Corp. (a)(d)	33,216	23,916
Castlight Health, Inc. Class B (a)(d)	36,349	432,917
CollabRx, Inc. (a)	177	250
Computer Programs & Systems, Inc.	35,893	2,205,266
HealthStream, Inc. (a)(d)	81,710	2,121,192
HMS Holdings Corp. (a)(d)	294,558	6,733,596
iCAD, Inc. (a)	39,246	414,045
IMS Health Holdings, Inc.	218,262	6,089,510
MedAssets, Inc. (a)	221,024	5,083,552
Medidata Solutions, Inc. (a)(d)	174,248	8,109,502
Merge Healthcare, Inc. (a)(d)	198,185	515,281
Omnicell, Inc. (a)	122,796	3,456,707
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Quality Systems, Inc.	152,647	$ 2,390,452
Simulations Plus, Inc.	29,586	198,226
Streamline Health Solutions, Inc. (a)	48,900	232,275
Veeva Systems, Inc. Class A (d)	84,863	2,543,344
Vocera Communications, Inc. (a)(d)	68,642	602,677
		67,914,360
Life Sciences Tools & Services - 1.3%
Accelerate Diagnostics, Inc. (a)(d)	90,417	1,831,848
Affymetrix, Inc. (a)(d)	239,666	2,077,904
Albany Molecular Research, Inc. (a)(d)	66,949	1,325,590
Apricus Biosciences, Inc. (a)(d)	103,681	196,994
BG Medicine, Inc. (a)(d)	146,045	115,376
Bio-Rad Laboratories, Inc. Class A (a)	70,269	8,450,550
Bioanalytical Systems, Inc. (a)(d)	4,772	10,498
Bruker BioSciences Corp. (a)	369,173	7,405,610
Cambrex Corp. (a)	104,384	2,288,097
Charles River Laboratories International, Inc. (a)	161,749	9,559,366
CombiMatrix Corp. (a)(d)	13,852	26,042
Covance, Inc. (a)(d)	191,071	15,839,786
Enzo Biochem, Inc. (a)	134,553	800,590
Fluidigm Corp. (a)(d)	94,077	2,560,776
Harvard Bioscience, Inc. (a)	89,618	405,073
Illumina, Inc. (a)(d)	481,080	86,286,509
Luminex Corp. (a)	135,061	2,545,900
Mettler-Toledo International, Inc. (a)(d)	100,455	27,171,068
Nanostring Technologies, Inc. (a)(d)	36,430	405,830
NeoGenomics, Inc. (a)(d)	129,047	687,821
Pacific Biosciences of California, Inc. (a)(d)	178,598	1,046,584
PAREXEL International Corp. (a)(d)	191,361	10,800,415
pSivida Corp. (a)(d)	82,313	396,749
Quintiles Transnational Holdings, Inc. (a)	181,858	10,205,871
Response Genetics, Inc. (a)(d)	92,898	74,318
Sequenom, Inc. (a)(d)	403,889	1,498,428
Techne Corp.	113,792	10,869,412
VirtualScopics, Inc. (a)	2,167	9,773
		204,892,778
Pharmaceuticals - 1.3%
AcelRx Pharmaceuticals, Inc. (a)(d)	81,141	580,158
Achaogen, Inc. (a)(d)	19,714	187,480
Acura Pharmaceuticals, Inc. (a)(d)	93,798	91,922
Adamis Pharmaceuticals Corp. (a)(d)	35,529	142,827
Aerie Pharmaceuticals, Inc. (d)	30,148	493,824
Akorn, Inc. (a)(d)	255,543	9,971,288
Alexza Pharmaceuticals, Inc. (a)(d)	41,665	145,828
Alimera Sciences, Inc. (a)(d)	47,590	299,341
Ampio Pharmaceuticals, Inc. (a)(d)	146,523	687,193
ANI Pharmaceuticals, Inc. (a)(d)	24,842	728,616
Aratana Therapeutics, Inc. (a)(d)	67,352	782,630

	Shares	Value
Assembly Biosciences, Inc. (a)	13,461	$ 97,727
AstraZeneca PLC rights (a)	21,542	0
Auxilium Pharmaceuticals, Inc. (a)(d)	159,396	2,964,766
AVANIR Pharmaceuticals Class A (a)(d)	565,635	3,518,250
Bio Path Holdings, Inc. (a)(d)	249,968	577,426
Biodel, Inc. (a)(d)	35,927	69,698
Biodelivery Sciences International, Inc. (a)	132,799	2,124,784
Cempra, Inc. (a)(d)	75,436	797,359
Columbia Laboratories, Inc. (a)(d)	40,260	242,365
Corcept Therapeutics, Inc. (a)(d)	220,514	608,619
Corium International, Inc. (d)	13,356	87,348
Cumberland Pharmaceuticals, Inc. (a)	33,632	172,196
DepoMed, Inc. (a)(d)	202,001	3,100,715
Dipexium Pharmaceuticals, Inc. (d)	8,421	81,515
Durect Corp. (a)	379,275	599,255
Egalet Corp. (d)	14,243	138,015
Endo Health Solutions, Inc. (a)	477,393	30,414,708
Endocyte, Inc. (a)(d)	115,046	846,739
Evoke Pharma, Inc.	10,276	68,438
Heska Corp. (a)	19,187	266,507
Horizon Pharma, Inc. (a)(d)	213,389	2,197,907
Impax Laboratories, Inc. (a)	232,534	5,729,638
Imprimis Pharmaceuticals, Inc. (a)	2,839	22,144
Intra-Cellular Therapies, Inc. (d)	66,607	947,152
Jazz Pharmaceuticals PLC (a)	184,154	30,002,370
Lannett Co., Inc. (a)(d)	99,797	3,930,006
Lipocine, Inc. (a)	10,715	104,364
Nektar Therapeutics (a)(d)	438,756	6,256,661
NovaBay Pharmaceuticals, Inc. (a)(d)	83,647	66,081
Ocera Therapeutics, Inc. (a)	4,892	29,058
Oculus Innovative Sciences, Inc. (a)(d)	18,447	44,642
Omeros Corp. (a)(d)	108,585	1,619,002
Pacira Pharmaceuticals, Inc. (a)(d)	125,599	13,597,348
Pain Therapeutics, Inc. (a)(d)	127,482	537,974
Pernix Therapeutics Holdings, Inc. (a)(d)	32,139	279,288
Phibro Animal Health Corp. Class A	39,306	752,317
Pozen, Inc. (d)	94,842	787,189
Prestige Brands Holdings, Inc. (a)(d)	181,342	6,276,247
Relypsa, Inc. (d)	39,819	1,006,624
Repros Therapeutics, Inc. (a)(d)	76,203	1,670,370
Revance Therapeutics, Inc. (d)	32,960	769,616
Sagent Pharmaceuticals, Inc. (a)(d)	73,832	2,054,006
Salix Pharmaceuticals Ltd. (a)(d)	219,436	34,914,462
SciClone Pharmaceuticals, Inc. (a)(d)	165,132	1,132,806
SCYNEXIS, Inc.	14,164	99,006
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	85,589	589,708
Supernus Pharmaceuticals, Inc. (a)(d)	86,480	783,076
Tetraphase Pharmaceuticals, Inc. (a)	54,913	718,811
The Medicines Company (a)(d)	220,950	5,658,530
TherapeuticsMD, Inc. (a)(d)	329,975	1,831,361
Theravance Biopharma, Inc. (a)(d)	82,086	2,410,455
Theravance, Inc. (a)(d)	287,302	6,768,835
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Transcept Pharmaceuticals, Inc. (d)	34,975	$ 76,945
VIVUS, Inc. (a)(d)	380,623	1,632,873
XenoPort, Inc. (a)(d)	188,526	957,712
Zogenix, Inc. (a)(d)	375,255	506,594
		197,648,715
TOTAL HEALTH CARE		1,798,304,184
INDUSTRIALS - 15.3%
Aerospace & Defense - 1.7%
AAR Corp. (d)	136,468	3,780,164
AeroVironment, Inc. (a)(d)	65,978	2,080,946
Alliant Techsystems, Inc.	110,337	13,902,462
American Science & Engineering, Inc.	30,419	1,761,260
API Technologies Corp. (a)	126,577	275,938
Arotech Corp. (a)(d)	70,548	252,562
Astronics Corp. (a)(d)	51,486	3,230,232
Astrotech Corp. (a)(d)	39,511	115,372
BE Aerospace, Inc. (a)	339,536	28,772,281
Breeze Industrial Products Corp. (a)	10,964	111,723
CPI Aerostructures, Inc. (a)(d)	20,017	225,191
Cubic Corp. (d)	77,870	3,476,117
Curtiss-Wright Corp. (d)	168,682	12,118,115
DigitalGlobe, Inc. (a)(d)	238,086	7,230,672
Ducommun, Inc. (a)	34,897	1,083,901
Engility Holdings, Inc. (a)	61,914	2,175,658
Erickson Air-Crane, Inc. (a)(d)	27,407	362,046
Esterline Technologies Corp. (a)(d)	111,286	13,046,058
Exelis, Inc.	658,344	11,316,933
GenCorp, Inc. (non-vtg.) (a)(d)	209,446	3,860,090
HEICO Corp. (d)	89,782	4,651,605
HEICO Corp. Class A	120,967	5,022,550
Hexcel Corp. (a)	343,037	14,129,694
Huntington Ingalls Industries, Inc.	167,916	17,145,903
Innovative Solutions & Support, Inc. (a)	34,266	188,806
KEYW Holding Corp. (a)(d)	90,660	1,072,508
Kratos Defense & Security Solutions, Inc. (a)(d)	148,815	1,120,577
LMI Aerospace, Inc. (a)(d)	40,944	622,758
Micronet Enertec Technologies, Inc. (a)	8,571	23,742
Moog, Inc. Class A (a)	157,374	11,157,817
National Presto Industries, Inc. (d)	19,337	1,266,380
Orbital Sciences Corp. (a)(d)	211,700	5,667,209
SIFCO Industries, Inc. (d)	6,788	183,887
Sparton Corp. (a)	27,651	795,243
Spirit AeroSystems Holdings, Inc. Class A (a)	445,935	17,101,607
Taser International, Inc. (a)(d)	174,644	2,736,671
Teledyne Technologies, Inc. (a)(d)	132,210	12,833,625

	Shares	Value
TransDigm Group, Inc. (d)	169,219	$ 31,811,480
Triumph Group, Inc.	184,578	12,804,176
		249,513,959
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	176,295	1,440,330
Atlas Air Worldwide Holdings, Inc. (a)(d)	85,402	2,856,697
Echo Global Logistics, Inc. (a)(d)	53,905	1,399,374
Forward Air Corp.	118,062	5,465,090
Hub Group, Inc. Class A (a)(d)	126,075	5,483,002
Park-Ohio Holdings Corp.	30,894	1,793,088
Radiant Logistics, Inc. (a)	37,185	115,274
UTi Worldwide, Inc. (d)	311,951	2,863,710
XPO Logistics, Inc. (a)(d)	177,761	5,505,258
		26,921,823
Airlines - 1.5%
Alaska Air Group, Inc.	469,946	21,777,298
Allegiant Travel Co. (d)	52,762	6,482,339
American Airlines Group, Inc.	2,469,446	96,086,098
CHC Group Ltd. (a)(d)	103,129	715,715
Hawaiian Holdings, Inc. (a)(d)	198,497	3,096,553
JetBlue Airways Corp. (a)(d)	780,240	9,542,335
Republic Airways Holdings, Inc. (a)	176,772	1,794,236
SkyWest, Inc. (d)	180,939	1,623,023
Spirit Airlines, Inc. (a)	251,797	17,723,991
United Continental Holdings, Inc. (a)	1,281,389	61,006,930
		219,848,518
Building Products - 0.8%
A.O. Smith Corp. (d)	259,682	12,745,193
AAON, Inc.	148,597	2,772,820
American Woodmark Corp. (a)	43,110	1,690,774
Apogee Enterprises, Inc.	103,282	3,770,826
Armstrong World Industries, Inc. (a)(d)	152,688	8,807,044
Builders FirstSource, Inc. (a)	172,637	1,191,195
Continental Building Products, Inc. (a)(d)	46,062	736,531
Fortune Brands Home & Security, Inc.	564,451	24,389,928
Gibraltar Industries, Inc. (a)	106,106	1,688,146
Griffon Corp.	169,928	2,119,002
Insteel Industries, Inc.	54,988	1,291,118
Lennox International, Inc.	154,812	12,967,053
Masonite International Corp. (a)	59,133	3,381,225
NCI Building Systems, Inc. (a)(d)	106,899	2,133,704
Norcraft Companies, Inc.	31,325	519,055
Nortek, Inc. (a)	57,256	4,770,570
Owens Corning	373,444	13,443,984
Patrick Industries, Inc. (a)	36,314	1,513,931
PGT, Inc. (a)	118,950	1,243,028
Ply Gem Holdings, Inc. (a)(d)	61,929	730,143
Quanex Building Products Corp.	127,404	2,300,916
Simpson Manufacturing Co. Ltd. (d)	150,324	4,858,472
Trex Co., Inc. (a)(d)	101,418	3,813,317
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Universal Forest Products, Inc.	70,037	$ 3,316,252
USG Corp. (a)(d)	338,691	9,811,878
		126,006,105
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	190,162	5,058,309
ACCO Brands Corp. (a)(d)	398,384	3,079,508
Acme United Corp.	1,357	22,865
Amrep Corp. (a)	2,745	16,470
ARC Document Solutions, Inc. (a)	122,333	993,344
Avalon Holdings Corp. Class A (a)	128	541
Brady Corp. Class A	171,982	4,578,161
Casella Waste Systems, Inc. Class A (a)	117,559	524,313
CECO Environmental Corp. (d)	73,503	1,033,452
Cenveo, Inc. (a)(d)	194,163	590,256
Civeo Corp.	362,468	9,210,312
Clean Harbors, Inc. (a)(d)	191,766	11,609,514
Command Security Corp. (a)	4,127	8,997
CompX International, Inc. Class A	729	7,691
Copart, Inc. (a)	388,861	13,388,484
Courier Corp.	28,388	382,670
Covanta Holding Corp. (d)	443,232	9,303,440
Deluxe Corp.	172,940	10,298,577
Ecology & Environment, Inc. Class A	5,634	54,819
Ennis, Inc.	84,717	1,222,466
Fuel Tech, Inc. (a)(d)	72,552	331,563
G&K Services, Inc. Class A	68,430	3,824,553
Healthcare Services Group, Inc. (d)	246,803	6,745,126
Heritage-Crystal Clean, Inc. (a)(d)	26,946	431,405
Herman Miller, Inc.	205,941	6,120,567
HNI Corp.	158,301	6,001,191
Hudson Technologies, Inc. (a)(d)	71,297	218,169
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(d)	12,843	79,627
InnerWorkings, Inc. (a)(d)	130,564	1,131,990
Interface, Inc. (d)	206,587	3,518,177
Intersections, Inc. (d)	42,827	149,895
KAR Auction Services, Inc. (d)	483,867	14,593,429
Kimball International, Inc. Class B	113,583	1,803,698
Knoll, Inc.	168,647	3,084,554
MagneGas Corp. (a)(d)	47,231	55,260
McGrath RentCorp. (d)	87,775	3,247,675
Metalico, Inc. (a)(d)	129,811	157,071
Mobile Mini, Inc.	145,810	5,711,378
Msa Safety, Inc.	109,856	6,081,628
Multi-Color Corp.	45,195	2,096,144
NL Industries, Inc.	19,361	170,183
Performant Financial Corp. (a)(d)	101,625	977,633
Perma-Fix Environmental Services, Inc. (a)(d)	24,334	93,443
Quad/Graphics, Inc.	87,062	1,951,059
R.R. Donnelley & Sons Co. (d)	672,691	11,886,450

	Shares	Value
Rollins, Inc.	201,375	$ 5,990,906
SP Plus Corp. (a)(d)	59,437	1,286,811
Standard Register Co. (a)(d)	7,636	43,220
Steelcase, Inc. Class A	230,401	3,617,296
Swisher Hygiene, Inc. (a)(d)	36,476	133,867
Team, Inc. (a)(d)	67,994	2,713,641
Tetra Tech, Inc. (d)	220,994	5,635,347
The Brink's Co.	170,136	4,658,324
TRC Companies, Inc. (a)	70,527	406,236
U.S. Ecology, Inc.	72,607	3,103,223
UniFirst Corp.	53,870	5,222,697
United Stationers, Inc.	140,267	5,701,854
Versar, Inc. (a)	11,390	37,245
Viad Corp.	77,914	1,709,433
Virco Manufacturing Co. (a)	17,110	48,592
Waste Connections, Inc.	430,752	21,132,693
West Corp. (d)	82,531	2,447,869
		215,735,311
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)(d)	344,711	13,043,864
Aegion Corp. (a)(d)	132,798	3,274,799
Ameresco, Inc. Class A (a)(d)	58,398	491,127
Argan, Inc.	40,170	1,608,809
Chicago Bridge & Iron Co. NV	369,590	23,439,398
Comfort Systems U.S.A., Inc.	133,880	2,034,976
Dycom Industries, Inc. (a)(d)	117,169	3,656,844
EMCOR Group, Inc.	231,845	10,015,704
Foster Wheeler AG	339,192	11,071,227
Furmanite Corp. (a)(d)	137,457	1,249,484
Goldfield Corp.	60,575	126,602
Granite Construction, Inc. (d)	134,097	4,729,601
Great Lakes Dredge & Dock Corp. (a)(d)	202,486	1,542,943
Integrated Electrical Services, Inc. (a)	39,773	303,070
KBR, Inc.	511,747	11,268,669
Layne Christensen Co. (a)(d)	69,984	796,418
MasTec, Inc. (a)(d)	204,727	6,244,174
MYR Group, Inc. (a)	82,089	1,919,241
Northwest Pipe Co. (a)(d)	32,983	1,219,052
Orion Marine Group, Inc. (a)	91,416	924,216
Pike Corp. (a)	85,970	1,024,762
Primoris Services Corp. (d)	124,416	3,613,041
Sterling Construction Co., Inc. (a)	60,041	511,549
Tutor Perini Corp. (a)(d)	141,192	4,218,817
URS Corp.	229,680	13,914,014
Willdan Group, Inc. (a)	13,349	143,502
		122,385,903
Electrical Equipment - 1.1%
Active Power, Inc. (a)	47,662	104,856
Acuity Brands, Inc. (d)	147,326	18,250,745
Allied Motion Technologies, Inc.	14,531	237,582
Altair Nanotechnologies, Inc. (a)(d)	24,072	85,696
American Electric Technologies, Inc. (a)	11,601	80,743
American Superconductor Corp. (a)(d)	173,059	307,180
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
AZZ, Inc. (d)	91,441	$ 4,237,376
Babcock & Wilcox Co.	384,328	11,164,728
Broadwind Energy, Inc. (a)	50,197	459,805
Capstone Turbine Corp. (a)(d)	1,142,904	1,428,630
Digital Power Corp. (a)(d)	4,959	5,703
Encore Wire Corp. (d)	69,613	2,955,072
EnerSys	163,080	10,484,413
Enphase Energy, Inc. (a)	40,205	566,086
Espey Manufacturing & Electronics Corp.	5,358	131,271
Franklin Electric Co., Inc. (d)	135,690	5,150,792
FuelCell Energy, Inc. (a)(d)	697,025	1,770,444
Generac Holdings, Inc. (a)(d)	237,695	11,057,571
General Cable Corp.	173,857	3,732,710
Global Power Equipment Group, Inc.	46,800	788,580
GrafTech International Ltd. (a)(d)	407,460	3,557,126
Hubbell, Inc. Class B	186,963	22,603,827
Ideal Power, Inc. (a)(d)	10,507	84,476
Lime Energy Co. (a)(d)	4,467	16,081
LSI Industries, Inc.	61,904	435,185
MagneTek, Inc. (a)	6,645	191,044
Ocean Power Technologies, Inc. (a)(d)	52,155	68,323
Orion Energy Systems, Inc. (a)(d)	65,072	310,393
Plug Power, Inc. (a)(d)	519,981	2,901,494
Polypore International, Inc. (a)(d)	153,378	6,875,936
Powell Industries, Inc.	33,460	1,763,007
Power Solutions International, Inc. (a)(d)	16,088	1,099,615
PowerSecure International, Inc. (a)(d)	76,447	845,504
Preformed Line Products Co.	9,836	559,668
Real Goods Solar, Inc. Class A (a)(d)	121,429	182,144
Regal-Beloit Corp.	160,538	11,409,436
Revolution Lighting Technologies, Inc. (a)(d)	124,109	256,906
Sensata Technologies Holding BV (a)	541,053	26,603,576
SL Industries, Inc. (a)	15,027	687,786
SolarCity Corp. (a)(d)	165,281	11,351,499
Thermon Group Holdings, Inc. (a)(d)	116,087	3,151,762
Ultralife Corp. (a)	43,594	148,220
Vicor Corp. (a)	64,365	527,793
ZBB Energy Corp. (a)(d)	71,337	79,897
		168,710,681
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	223,580	18,534,782
Raven Industries, Inc. (d)	129,668	3,456,949
		21,991,731
Machinery - 3.8%
Accuride Corp. (a)	132,658	604,920
Actuant Corp. Class A (d)	251,952	8,498,341
Adept Technology, Inc. (a)(d)	40,541	327,166
AGCO Corp.	296,134	14,463,185
Alamo Group, Inc.	26,680	1,300,650

	Shares	Value
Albany International Corp. Class A	100,741	$ 3,784,839
Allison Transmission Holdings, Inc.	570,639	17,507,205
Altra Industrial Motion Corp.	94,746	3,151,252
American Railcar Industries, Inc.	32,423	2,584,113
Art's-Way Manufacturing Co., Inc.	9,831	50,826
Astec Industries, Inc.	69,250	2,876,645
Barnes Group, Inc.	168,850	5,781,424
Blount International, Inc. (a)	172,961	2,763,917
Briggs & Stratton Corp.	162,631	3,275,388
Chart Industries, Inc. (a)(d)	103,493	6,922,647
Chicago Rivet & Machine Co.	772	26,202
CIRCOR International, Inc.	63,729	4,536,868
CLARCOR, Inc. (d)	174,986	11,060,865
Colfax Corp. (a)(d)	319,800	20,342,478
Columbus McKinnon Corp. (NY Shares)	62,931	1,577,051
Commercial Vehicle Group, Inc. (a)	82,863	664,561
Crane Co.	168,761	11,744,078
Donaldson Co., Inc. (d)	418,119	17,502,461
Douglas Dynamics, Inc.	80,123	1,597,653
Dynamic Materials Corp.	47,080	939,717
Eastern Co.	14,302	225,400
Energy Recovery, Inc. (a)(d)	141,452	670,482
EnPro Industries, Inc. (a)(d)	82,779	5,620,694
ESCO Technologies, Inc.	95,557	3,440,052
ExOne Co. (a)(d)	33,912	992,604
Federal Signal Corp.	221,782	3,264,631
FreightCar America, Inc.	47,091	1,402,841
Global Brass & Copper Holdings, Inc.	80,528	1,244,158
Gorman-Rupp Co.	63,289	1,963,858
Graco, Inc. (d)	211,255	16,237,059
Graham Corp.	37,894	1,158,041
Greenbrier Companies, Inc. (d)	83,214	5,951,465
Hardinge, Inc.	28,207	318,739
Harsco Corp.	290,912	7,040,070
Hillenbrand, Inc.	215,614	7,210,132
Hurco Companies, Inc.	17,515	580,447
Hyster-Yale Materials Handling Class A	38,190	2,944,067
IDEX Corp.	269,316	20,721,173
ITT Corp.	307,329	14,708,766
John Bean Technologies Corp.	99,102	2,878,913
Kadant, Inc.	39,201	1,553,928
Kennametal, Inc. (d)	268,384	12,026,287
Key Technology, Inc. (a)	12,346	162,473
L.B. Foster Co. Class A	33,294	1,746,603
Lincoln Electric Holdings, Inc.	275,724	19,603,976
Lindsay Corp. (d)	46,579	3,622,915
LiqTech International, Inc. (a)	90,569	142,193
Lydall, Inc. (a)	60,920	1,687,484
Manitex International, Inc. (a)(d)	43,889	592,063
Manitowoc Co., Inc.	459,814	13,527,728
Meritor, Inc. (a)(d)	336,860	4,591,402
MFRI, Inc. (a)	13,428	171,073
Middleby Corp. (a)	197,049	16,991,535
Miller Industries, Inc.	29,446	557,118
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Mueller Industries, Inc.	200,620	$ 5,866,129
Mueller Water Products, Inc. Class A	561,955	5,186,845
Navistar International Corp. (a)(d)	235,713	8,888,737
NN, Inc.	61,408	1,791,885
Nordson Corp.	210,276	17,044,973
Omega Flex, Inc.	5,411	95,288
Oshkosh Truck Corp.	287,502	14,283,099
PMFG, Inc. (a)(d)	53,404	286,245
Proto Labs, Inc. (a)(d)	71,040	5,345,050
RBC Bearings, Inc. (d)	85,056	5,258,162
Rexnord Corp. (a)	293,481	8,572,580
SPX Corp.	151,748	15,789,379
Standex International Corp.	46,541	3,473,355
Sun Hydraulics Corp. (d)	87,313	3,495,139
Supreme Industries, Inc. Class A	16,037	125,409
Taylor Devices, Inc. (a)	3,820	32,661
Tecumseh Products Co. (a)	49,815	261,031
Tennant Co.	67,060	4,673,411
Terex Corp.	381,012	14,253,659
The L.S. Starrett Co. Class A	18,776	330,082
Timken Co.	266,546	12,071,868
Titan International, Inc. (d)	188,051	2,726,740
Toro Co.	195,916	12,054,711
TriMas Corp. (a)(d)	147,403	4,672,675
Trinity Industries, Inc. (d)	532,900	25,781,702
Twin Disc, Inc.	28,396	918,611
U-Vend, Inc. (a)	37	17
Valmont Industries, Inc. (d)	92,016	12,951,252
Wabash National Corp. (a)(d)	244,547	3,457,895
WABCO Holdings, Inc. (a)	207,878	21,453,010
Wabtec Corp.	327,181	27,273,808
Watts Water Technologies, Inc. Class A	99,738	6,312,418
Woodward, Inc. (d)	207,260	10,825,190
WSI Industries, Inc.	5,668	43,700
Xerium Technologies, Inc. (a)	44,737	668,818
		575,700,356
Marine - 0.2%
Baltic Trading Ltd. (d)	148,093	869,306
International Shipholding Corp.	22,466	458,980
Kirby Corp. (a)	190,365	22,708,641
Matson, Inc.	149,156	4,025,720
Rand Logistics, Inc. (a)(d)	41,510	261,513
		28,324,160
Professional Services - 1.2%
Acacia Research Corp. (d)	177,375	3,155,501
Advisory Board Co. (a)(d)	126,478	6,273,309
Barrett Business Services, Inc.	25,887	1,532,252
CBIZ, Inc. (a)(d)	163,829	1,408,929
CDI Corp.	49,390	749,246
Corp. Resources Services, Inc. (a)(d)	34,388	63,618

	Shares	Value
Corporate Executive Board Co. (d)	113,872	$ 7,506,442
CRA International, Inc. (a)	28,045	754,691
CTPartners Executive Search, Inc. (a)	14,836	266,306
DLH Holdings Corp. (a)	2,300	4,554
Exponent, Inc.	47,976	3,505,127
Franklin Covey Co. (a)	43,785	834,980
FTI Consulting, Inc. (a)(d)	136,944	5,080,622
GP Strategies Corp. (a)	66,351	1,673,372
Heidrick & Struggles International, Inc.	50,842	1,101,238
Hill International, Inc. (a)	87,081	383,156
Hudson Global, Inc. (a)	73,448	283,509
Huron Consulting Group, Inc. (a)	79,894	4,831,989
ICF International, Inc. (a)	69,969	2,363,553
IHS, Inc. Class A (a)	216,663	30,867,978
Insperity, Inc.	79,669	2,351,032
Kelly Services, Inc. Class A (non-vtg.)	92,870	1,551,858
Kforce, Inc.	104,013	2,087,541
Korn/Ferry International (a)(d)	172,794	5,227,019
Lightbridge Corp. (a)(d)	43,052	128,725
Luna Innovations, Inc. (a)	26,569	34,805
Manpower, Inc.	273,981	21,255,446
Mastech Holdings, Inc.	3,140	36,455
MISTRAS Group, Inc. (a)	57,199	1,227,491
Navigant Consulting, Inc. (a)	183,680	2,992,147
Odyssey Marine Exploration, Inc. (a)(d)	239,959	273,553
On Assignment, Inc. (a)	163,696	4,838,854
Paylocity Holding Corp. (a)(d)	19,435	441,758
Pendrell Corp. (a)	486,872	749,783
RCM Technologies, Inc. (a)	26,829	199,608
Resources Connection, Inc.	137,971	2,112,336
RPX Corp. (a)	137,334	2,086,103
Spherix, Inc. (a)(d)	11,044	16,235
Towers Watson & Co.	221,172	24,247,086
TriNet Group, Inc.	47,994	1,286,719
TrueBlue, Inc. (a)	140,541	3,814,283
Verisk Analytics, Inc. (a)	512,751	32,913,487
VSE Corp.	14,777	876,719
WageWorks, Inc. (a)(d)	101,776	4,199,278
		187,588,693
Road & Rail - 1.3%
AMERCO	20,875	5,799,284
ArcBest Corp.	85,402	3,065,932
Avis Budget Group, Inc. (a)(d)	369,306	24,931,848
Celadon Group, Inc. (d)	79,105	1,656,459
Con-way, Inc.	196,297	10,060,221
Covenant Transport Group, Inc. Class A (a)	28,989	402,947
Genesee & Wyoming, Inc. Class A (a)(d)	176,817	17,386,416
Heartland Express, Inc. (d)	175,925	4,125,441
Hertz Global Holdings, Inc. (a)(d)	1,569,222	46,370,510
J.B. Hunt Transport Services, Inc. (d)	302,984	22,890,441
Knight Transportation, Inc.	212,636	5,390,323
Landstar System, Inc.	162,545	11,031,116
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Marten Transport Ltd.	92,034	$ 1,822,273
Old Dominion Freight Lines, Inc. (a)	244,581	16,306,215
P.A.M. Transportation Services, Inc. (a)	12,026	441,595
Patriot Transportation Holding, Inc. (a)(d)	17,345	601,698
Quality Distribution, Inc. (a)	101,880	1,430,395
Roadrunner Transportation Systems, Inc. (a)(d)	88,451	2,227,196
Saia, Inc. (a)(d)	87,509	4,154,052
Swift Transporation Co. (a)(d)	368,594	7,806,821
U.S.A. Truck, Inc. (a)(d)	28,518	535,853
Universal Truckload Services, Inc.	26,968	671,234
Werner Enterprises, Inc. (d)	167,017	4,158,723
YRC Worldwide, Inc. (a)(d)	89,390	2,075,636
		195,342,629
Trading Companies & Distributors - 1.1%
Aceto Corp.	93,350	1,794,187
AeroCentury Corp. (a)(d)	740	8,399
Air Lease Corp. Class A	308,316	11,685,176
Aircastle Ltd.	233,960	4,473,315
Applied Industrial Technologies, Inc. (d)	152,841	7,444,885
Beacon Roofing Supply, Inc. (a)(d)	172,145	4,909,575
BlueLinx Corp. (a)(d)	73,361	95,369
CAI International, Inc. (a)(d)	61,359	1,189,751
DXP Enterprises, Inc. (a)(d)	37,854	3,032,862
Empire Resources, Inc.	161	916
Essex Rental Corp. (a)	27,827	71,237
GATX Corp. (d)	159,648	10,579,873
H&E Equipment Services, Inc.	103,365	4,228,662
HD Supply Holdings, Inc. (a)	332,007	9,219,834
Houston Wire & Cable Co.	50,293	654,815
Kaman Corp.	99,263	4,036,034
Lawson Products, Inc. (a)	23,255	413,939
MRC Global, Inc. (a)	347,646	8,628,574
MSC Industrial Direct Co., Inc. Class A (d)	158,651	14,300,801
Now, Inc. (d)	345,242	11,403,343
Rush Enterprises, Inc. Class A (a)(d)	125,536	4,603,405
Stock Building Supply Holdings, Inc.	50,213	853,621
TAL International Group, Inc.	117,763	5,205,125
Textainer Group Holdings Ltd. (d)	68,600	2,420,208
Titan Machinery, Inc. (a)(d)	64,538	794,463
Transcat, Inc. (a)	4,695	41,269
United Rentals, Inc. (a)(d)	324,333	38,157,777
Veritiv Corp. (a)(d)	23,013	1,024,539
Watsco, Inc.	93,781	8,673,805
WESCO International, Inc. (a)(d)	150,116	12,608,243
Willis Lease Finance Corp. (a)	19,324	409,282
		172,963,284

	Shares	Value
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	192,573	$ 3,531,789
TOTAL INDUSTRIALS		2,314,564,942
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 1.2%
ADTRAN, Inc. (d)	197,013	4,547,060
Alliance Fiber Optic Products, Inc. (d)	49,056	727,010
Applied Optoelectronics, Inc. (d)	25,005	531,106
Arris Group, Inc. (a)	404,582	12,384,255
Aruba Networks, Inc. (a)(d)	374,801	8,002,001
Aviat Networks, Inc. (a)	167,167	262,452
Bel Fuse, Inc. Class B (non-vtg.)	34,073	802,078
Black Box Corp.	57,867	1,368,555
Brocade Communications Systems, Inc.	1,527,232	16,112,298
CalAmp Corp. (a)(d)	110,023	2,121,243
Calix Networks, Inc. (a)	146,257	1,535,699
Ciena Corp. (a)(d)	352,704	7,297,446
Clearfield, Inc. (a)(d)	36,827	493,114
ClearOne, Inc. (a)	17,545	164,748
CommScope Holding Co., Inc.	275,799	7,104,582
Communications Systems, Inc.	7,926	89,485
Comtech Telecommunications Corp.	62,000	2,358,480
Digi International, Inc. (a)	79,767	665,257
EchoStar Holding Corp. Class A (a)	148,896	7,508,825
EMCORE Corp. (a)(d)	83,286	364,793
Emulex Corp. (a)(d)	343,768	1,883,849
Energous Corp. (d)	10,378	127,027
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)(d)	334,521	1,782,997
Finisar Corp. (a)(d)	324,189	6,584,279
Harmonic, Inc. (a)(d)	364,484	2,394,660
Infinera Corp. (a)(d)	415,664	4,397,725
InfoSonics Corp. (a)(d)	41,938	88,909
InterDigital, Inc. (d)	140,409	6,229,947
Interphase Corp. (a)	11,825	38,668
Ixia (a)	193,434	1,860,835
JDS Uniphase Corp. (a)(d)	807,783	9,329,894
KVH Industries, Inc. (a)	40,349	501,538
Lantronix, Inc. (a)	2,994	5,659
Meru Networks, Inc. (a)(d)	44,480	158,794
NETGEAR, Inc. (a)(d)	134,826	4,478,920
Novatel Wireless, Inc. (a)	94,259	212,083
NumereX Corp. Class A (a)(d)	42,907	491,500
Oclaro, Inc. (a)(d)	344,328	602,574
Oplink Communications, Inc.	58,370	1,127,708
Optical Cable Corp.	11,466	48,845
Palo Alto Networks, Inc. (a)(d)	160,676	13,655,853
Parkervision, Inc. (a)(d)	336,237	416,934
PC-Tel, Inc.	57,568	450,182
Plantronics, Inc.	151,062	7,210,189
Polycom, Inc. (a)	484,718	6,422,514
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Procera Networks, Inc. (a)(d)	67,503	$ 694,606
Relm Wireless Corp. (a)	22,872	110,243
Riverbed Technology, Inc. (a)(d)	549,581	10,354,106
Ruckus Wireless, Inc. (a)(d)	183,342	2,550,287
ShoreTel, Inc. (a)	214,620	1,437,954
Sonus Networks, Inc. (a)	960,885	3,622,536
Technical Communications Corp. (a)	2,835	11,198
Tessco Technologies, Inc.	20,333	654,926
Ubiquiti Networks, Inc. (a)(d)	53,471	2,425,445
ViaSat, Inc. (a)(d)	151,458	8,624,019
Westell Technologies, Inc. Class A (a)	150,024	288,046
xG Technology, Inc. (a)	37,342	73,564
Zhone Technologies, Inc. (a)(d)	84,494	291,504
Zoom Technologies, Inc. (a)	4,729	12,768
		176,093,772
Electronic Equipment & Components - 2.2%
Acorn Energy, Inc. (a)(d)	65,930	123,289
ADDvantage Technologies Group, Inc. (a)	11,928	28,389
Advanced Photonix, Inc. Class A (a)	41,087	20,133
Aeroflex Holding Corp. (a)(d)	62,535	660,370
Agilysys, Inc. (a)	46,798	584,039
Anixter International, Inc.	92,980	8,296,605
Arrow Electronics, Inc. (a)(d)	343,860	21,405,285
Avnet, Inc.	475,223	21,152,176
AVX Corp.	208,774	2,876,906
Badger Meter, Inc.	51,607	2,687,693
Belden, Inc.	150,875	11,024,436
Benchmark Electronics, Inc. (a)	187,285	4,612,830
CDW Corp.	301,217	9,952,210
Checkpoint Systems, Inc. (a)	146,940	2,035,119
ClearSign Combustion Corp. (a)(d)	26,018	204,241
Cognex Corp. (a)	290,088	12,177,894
Coherent, Inc. (a)	85,373	5,503,997
Control4 Corp. (d)	13,781	204,786
CTS Corp.	113,780	2,017,319
CUI Global, Inc. (a)(d)	68,064	504,354
Daktronics, Inc.	137,251	1,806,223
Digital Ally, Inc. (a)(d)	4,790	89,381
Dolby Laboratories, Inc. Class A (a)(d)	174,391	8,123,133
DTS, Inc. (a)(d)	59,499	1,421,431
Dynasil Corp. of America (a)	9,408	14,206
Echelon Corp. (a)	108,441	248,330
Elecsys Corp. (a)	6,292	95,701
Electro Rent Corp.	50,058	757,378
Electro Scientific Industries, Inc.	80,453	596,961
eMagin Corp. (a)(d)	60,537	163,450
Fabrinet (a)(d)	101,982	1,651,089
FARO Technologies, Inc. (a)	58,086	3,369,569
FEI Co. (d)	143,797	12,084,700
Frequency Electronics, Inc. (a)	13,041	152,188
Giga-Tronics, Inc. (a)	4,585	9,124

	Shares	Value
GSI Group, Inc. (a)	82,959	$ 1,063,534
I. D. Systems Inc. (a)	33,896	179,310
Identiv, Inc. (a)	19,568	334,417
IEC Electronics Corp. (a)	18,101	84,351
II-VI, Inc. (a)	198,435	2,770,153
Image Sensing Systems, Inc. (a)	2,863	10,622
Ingram Micro, Inc. Class A (a)	529,517	15,265,975
Insight Enterprises, Inc. (a)	143,877	3,775,332
Intellicheck Mobilisa, Inc. (a)(d)	10,716	52,080
IntriCon Corp. (a)	8,644	57,223
InvenSense, Inc. (a)(d)	179,424	4,638,110
IPG Photonics Corp. (a)(d)	118,885	8,165,022
Iteris, Inc. (a)	52,448	91,260
Itron, Inc. (a)(d)	140,706	5,940,607
KEMET Corp. (a)	140,529	708,266
KEY Tronic Corp. (a)	23,864	261,788
Knowles Corp. (a)(d)	293,201	9,652,177
LGL Group, Inc. (a)	3,009	12,397
LightPath Technologies, Inc. Class A (a)(d)	13,246	16,558
Littelfuse, Inc.	79,122	7,272,103
LoJack Corp. (a)	53,454	213,816
LRAD Corp. (a)	62,271	206,117
Maxwell Technologies, Inc. (a)(d)	97,463	1,000,945
Measurement Specialties, Inc. (a)	54,405	4,669,037
Mercury Systems, Inc. (a)	112,485	1,256,457
Mesa Laboratories, Inc.	9,752	694,342
Methode Electronics, Inc. Class A (d)	122,330	4,124,968
MicroVision, Inc. (a)(d)	165,273	338,810
MOCON, Inc.	7,499	117,734
MTS Systems Corp.	54,921	3,903,785
Multi-Fineline Electronix, Inc. (a)	26,557	269,022
Napco Security Technolgies, Inc. (a)	24,581	122,168
National Instruments Corp. (d)	346,565	11,488,630
Neonode, Inc. (a)(d)	105,122	318,520
NetList, Inc. (a)(d)	111,854	127,514
Newport Corp. (a)	137,508	2,594,776
OSI Systems, Inc. (a)	68,107	4,751,144
Par Technology Corp. (a)	27,309	116,609
Park Electrochemical Corp.	73,421	2,066,067
PC Connection, Inc.	55,090	1,249,441
PC Mall, Inc. (a)	21,739	226,955
Perceptron, Inc.	29,613	325,743
Planar Systems, Inc. (a)	44,256	220,837
Plexus Corp. (a)	118,117	4,865,239
Pulse Electronics Corp. (a)	9,108	19,400
RadiSys Corp. (a)	102,374	315,312
RealD, Inc. (a)(d)	152,655	1,421,218
Research Frontiers, Inc. (a)(d)	60,513	308,011
RF Industries Ltd.	13,982	77,460
Richardson Electronics Ltd.	36,856	375,563
Rofin-Sinar Technologies, Inc. (a)(d)	102,650	2,459,494
Rogers Corp. (a)	64,795	3,899,363
Sanmina Corp. (a)	283,697	6,661,206
ScanSource, Inc. (a)	97,450	3,757,672
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Sigmatron International, Inc. (a)	11,463	$ 127,125
Speed Commerce, Inc. (a)(d)	152,616	502,107
Superconductor Technologies, Inc. (a)(d)	11,800	36,816
SYNNEX Corp. (a)(d)	95,762	6,678,442
Tech Data Corp. (a)(d)	131,415	8,870,513
Trimble Navigation Ltd. (a)(d)	898,844	29,895,551
TTM Technologies, Inc. (a)(d)	184,245	1,409,474
Uni-Pixel, Inc. (a)(d)	29,629	229,328
Universal Display Corp. (a)(d)	143,935	5,000,302
Viasystems Group, Inc. (a)	12,420	132,273
Vishay Intertechnology, Inc. (d)	376,486	6,023,776
Vishay Precision Group, Inc. (a)	39,013	596,899
Wayside Technology Group, Inc.	13,442	211,980
Wireless Telecom Group, Inc. (a)	35,461	86,879
Zebra Technologies Corp. Class A (a)(d)	174,330	13,602,970
		334,974,030
Internet Software & Services - 2.4%
Aerohive Networks, Inc. (d)	25,135	200,326
Amber Road, Inc. (a)(d)	19,722	295,830
Angie's List, Inc. (a)(d)	147,217	1,129,154
AOL, Inc. (a)	272,585	11,781,124
ARI Network Services, Inc. (a)	19,079	61,244
Autobytel, Inc. (a)	31,669	259,369
Bankrate, Inc. (a)(d)	195,425	2,743,767
Bazaarvoice, Inc. (a)(d)	165,633	1,209,121
Benefitfocus, Inc. (d)	17,943	592,478
Blucora, Inc. (a)(d)	144,414	2,249,970
Borderfree, Inc. (a)(d)	13,166	184,456
Bridgeline Digital, Inc. (a)(d)	24,241	18,181
Brightcove, Inc. (a)(d)	98,590	599,427
BroadVision, Inc. (a)(d)	7,417	72,687
Carbonite, Inc. (a)	42,143	449,244
Care.com, Inc. (d)	18,447	169,159
ChannelAdvisor Corp. (a)(d)	38,133	617,755
comScore, Inc. (a)(d)	120,662	4,622,561
Constant Contact, Inc. (a)(d)	108,170	3,371,659
Conversant, Inc. (a)(d)	216,825	5,971,361
Cornerstone OnDemand, Inc. (a)(d)	155,138	5,808,367
CoStar Group, Inc. (a)	109,974	15,918,737
Crexendo, Inc. (a)	12,555	38,293
Cvent, Inc. (d)	35,347	887,917
DealerTrack Holdings, Inc. (a)(d)	150,316	6,728,144
Demand Media, Inc. (a)	34,488	310,047
Demandware, Inc. (a)(d)	92,319	4,906,755
Dice Holdings, Inc. (a)(d)	145,947	1,239,090
Digital River, Inc. (a)	103,713	1,583,698
E2open, Inc. (a)(d)	49,259	743,811
EarthLink Holdings Corp.	353,573	1,460,256
eGain Communications Corp. (a)(d)	32,997	215,470
Endurance International Group Holdings, Inc. (d)	80,391	1,082,063

	Shares	Value
Envestnet, Inc. (a)	108,097	$ 4,973,543
Equinix, Inc. (a)(d)	183,616	40,076,028
Everyday Health, Inc. (d)	21,940	319,446
Five9, Inc. (d)	29,682	174,233
Global Eagle Entertainment, Inc. (a)(d)	183,765	2,319,114
GlowPoint, Inc. (a)	51,449	66,884
Gogo, Inc. (a)(d)	38,042	644,051
GrubHub, Inc. (d)	21,778	837,146
IAC/InterActiveCorp	264,868	18,432,164
Internap Network Services Corp. (a)	201,642	1,379,231
Internet Patents Corp. (a)	283	866
IntraLinks Holdings, Inc. (a)	131,309	1,032,089
Inuvo, Inc. (a)	37,507	54,010
iPass, Inc. (a)(d)	177,050	205,378
j2 Global, Inc. (d)	154,754	8,271,601
Limelight Networks, Inc. (a)	156,398	370,663
LinkedIn Corp. (a)	338,924	76,512,093
Liquidity Services, Inc. (a)(d)	90,620	1,381,049
LiveDeal, Inc. (a)(d)	32,301	128,235
LivePerson, Inc. (a)(d)	177,068	2,285,948
Local Corp. (a)(d)	49,826	80,220
LogMeIn, Inc. (a)(d)	79,339	3,354,453
LookSmart Ltd. (a)	14,768	23,186
Marchex, Inc. Class B	95,261	817,339
Marin Software, Inc. (a)(d)	33,252	277,654
Marketo, Inc. (a)(d)	61,264	1,793,810
MeetMe, Inc. (a)(d)	128,660	295,918
Millennial Media, Inc. (a)(d)	114,638	272,838
Monster Worldwide, Inc. (a)(d)	344,947	1,990,344
Move, Inc. (a)	134,032	2,131,109
NIC, Inc.	213,189	3,995,162
Onvia.com, Inc. (a)	2,326	10,072
Opower, Inc. (d)	19,432	303,916
Pandora Media, Inc. (a)(d)	585,921	15,843,304
Perficient, Inc. (a)	119,685	2,060,976
Q2 Holdings, Inc. (a)(d)	24,124	356,070
QuinStreet, Inc. (a)	98,885	473,659
Rackspace Hosting, Inc. (a)	402,619	13,930,617
RealNetworks, Inc. (a)	72,712	559,882
Reis, Inc.	22,987	545,252
Rightside Group Ltd. (a)(d)	34,488	413,511
Rocket Fuel, Inc. (d)	30,570	497,985
SciQuest, Inc. (a)(d)	91,881	1,467,340
Selectica, Inc. (a)	15,377	88,264
Shutterstock, Inc. (a)(d)	35,142	2,488,054
Spark Networks, Inc. (a)(d)	75,589	396,842
SPS Commerce, Inc. (a)(d)	57,155	3,197,251
Stamps.com, Inc. (a)(d)	52,541	1,768,530
Support.com, Inc. (a)	167,715	404,193
Synacor, Inc. (a)(d)	40,770	82,355
TechTarget, Inc. (a)	46,307	401,019
Textura Corp. (a)(d)	60,822	1,752,890
TheStreet.com, Inc.	80,374	189,683
Travelzoo, Inc. (a)(d)	32,602	555,864
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Tremor Video, Inc. (a)(d)	25,546	$ 76,383
TrueCar, Inc. (d)	20,086	415,178
Trulia, Inc. (a)(d)	122,007	7,519,291
Twitter, Inc. (d)	263,403	13,104,299
United Online, Inc.	42,358	540,912
Unwired Planet, Inc. (d)	324,432	681,307
Web.com Group, Inc. (a)(d)	159,297	3,018,678
WebMD Health Corp. (a)(d)	131,756	6,370,403
World Energy Solutions, Inc. (a)	2,295	9,846
XO Group, Inc. (a)	84,893	994,097
Xoom Corp. (a)(d)	55,943	1,278,857
Yelp, Inc. (a)(d)	199,323	16,428,202
YuMe, Inc. (d)	17,622	93,044
Zillow, Inc. (a)(d)	80,037	11,482,108
Zix Corp. (a)(d)	180,557	695,144
		362,512,604
IT Services - 2.3%
Acxiom Corp. (a)	264,431	4,903,873
Amdocs Ltd.	551,438	25,972,730
Blackhawk Network Holdings, Inc. (a)(d)	55,728	1,536,978
Blackhawk Network Holdings, Inc. (a)	115,000	3,159,050
Booz Allen Hamilton Holding Corp. Class A (d)	255,124	5,658,650
Broadridge Financial Solutions, Inc.	409,739	17,430,297
CACI International, Inc. Class A (a)	78,671	5,673,753
Cardtronics, Inc. (a)(d)	151,336	5,372,428
Cartesian, Inc. (a)	2,929	12,067
Cass Information Systems, Inc.	30,537	1,432,796
Ciber, Inc. (a)	226,365	864,714
Computer Task Group, Inc. (d)	44,089	563,457
Convergys Corp. (d)	345,643	6,636,346
CoreLogic, Inc. (a)	310,531	8,778,711
CSG Systems International, Inc.	120,782	3,348,077
CSP, Inc.	3,555	28,085
Datalink Corp. (a)	72,718	897,340
DST Systems, Inc.	119,797	11,118,360
Edgewater Technology, Inc. (a)	28,583	194,650
EPAM Systems, Inc. (a)(d)	84,110	3,166,742
Euronet Worldwide, Inc. (a)(d)	166,226	8,859,846
EVERTEC, Inc.	239,314	5,511,401
ExlService Holdings, Inc. (a)	105,564	2,878,730
FleetCor Technologies, Inc. (a)	253,096	36,367,364
Forrester Research, Inc.	46,079	1,790,630
Gartner, Inc. Class A (a)	317,252	23,663,827
Genpact Ltd. (a)	536,271	9,331,115
Global Cash Access Holdings, Inc. (a)	233,817	1,826,111
Global Payments, Inc. (d)	243,203	17,685,722
Hackett Group, Inc.	102,623	643,446
Heartland Payment Systems, Inc. (d)	125,346	5,987,778
Higher One Holdings, Inc. (a)(d)	107,033	415,288
iGATE Corp. (a)(d)	101,678	3,804,791

	Shares	Value
Information Services Group, Inc. (a)	84,828	$ 360,519
Innodata, Inc. (a)	58,124	180,184
InterCloud Systems, Inc. (a)(d)	34,989	183,692
Jack Henry & Associates, Inc.	264,775	15,306,643
Leidos Holdings, Inc.	208,001	7,831,238
Lionbridge Technologies, Inc. (a)	195,313	906,252
ManTech International Corp. Class A	86,321	2,501,583
Mattersight Corp. (a)	37,173	181,404
Maximus, Inc.	234,148	9,646,898
ModusLink Global Solutions, Inc. (a)(d)	116,317	475,737
MoneyGram International, Inc. (a)(d)	110,529	1,554,038
NCI, Inc. Class A (a)	29,120	266,157
Neustar, Inc. Class A (a)(d)	212,784	6,275,000
Newtek Business Services, Inc. (a)	5,503	15,573
PFSweb, Inc. (a)(d)	60,946	520,479
Planet Payment, Inc. (a)	147,113	354,542
PRG-Schultz International, Inc. (a)(d)	96,195	598,333
Sabre Corp.	114,639	2,089,869
Sapient Corp. (a)	403,236	5,850,954
Science Applications International Corp.	150,289	6,931,329
ServiceSource International, Inc. (a)(d)	189,283	719,275
StarTek, Inc. (a)	22,269	161,450
Sykes Enterprises, Inc. (a)	140,929	2,951,053
Syntel, Inc. (a)	56,918	5,086,762
Teletech Holdings, Inc. (a)	76,566	2,055,797
Unisys Corp. (a)(d)	174,113	4,075,985
Vantiv, Inc. (a)	483,077	15,110,649
VeriFone Systems, Inc. (a)(d)	382,694	13,363,674
Virtusa Corp. (a)	90,504	3,081,661
WEX, Inc. (a)(d)	133,449	15,166,479
WidePoint Corp. (a)(d)	172,571	279,565
WPCS International, Inc. (a)(d)	41,018	48,811
		349,646,738
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Energy Industries, Inc. (a)(d)	130,785	2,517,611
Advanced Micro Devices, Inc. (a)(d)	2,172,876	9,060,893
AEHR Test Systems (a)	9,000	22,860
Aetrium, Inc. (a)	674	3,539
Alpha & Omega Semiconductor Ltd. (a)	18,317	168,883
Amkor Technology, Inc. (a)(d)	471,329	4,901,822
Amtech Systems, Inc. (a)	29,907	318,210
ANADIGICS, Inc. (a)(d)	271,811	170,290
Applied Micro Circuits Corp. (a)(d)	253,177	2,144,409
Ascent Solar Technologies, Inc. (a)(d)	11,267	31,886
Atmel Corp. (a)	1,449,962	12,846,663
Audience, Inc. (a)(d)	35,929	308,271
Axcelis Technologies, Inc. (a)	355,900	718,918
AXT, Inc. (a)	97,992	238,121
Brooks Automation, Inc.	238,400	2,703,456
BTU International, Inc. (a)	13,926	47,905
Cabot Microelectronics Corp. (a)(d)	85,185	3,654,437
Cascade Microtech, Inc. (a)	31,120	342,320
Cavium, Inc. (a)(d)	178,619	10,034,815
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ceva, Inc. (a)(d)	77,932	$ 1,181,449
Cirrus Logic, Inc. (a)(d)	214,693	5,191,277
Cohu, Inc.	71,409	878,331
Cree, Inc. (a)(d)	418,299	19,057,702
CVD Equipment Corp. (a)(d)	12,898	174,123
CyberOptics Corp. (a)	16,917	203,342
Cypress Semiconductor Corp. (d)	501,821	5,545,122
Diodes, Inc. (a)	129,242	3,289,209
DSP Group, Inc. (a)	67,110	602,648
Entegris, Inc. (a)(d)	491,313	5,964,540
Entropic Communications, Inc. (a)(d)	344,149	905,112
Exar Corp. (a)(d)	162,732	1,622,438
Fairchild Semiconductor International, Inc. (a)(d)	438,835	7,701,554
FormFactor, Inc. (a)	187,509	1,320,063
Freescale Semiconductor, Inc. (a)(d)	332,368	6,996,346
GigOptix, Inc. (a)	74,425	96,008
GSI Technology, Inc. (a)	32,628	184,674
GT Advanced Technologies, Inc. (a)(d)	470,082	8,372,160
Ikanos Communications, Inc. (a)	301,764	113,312
Inphi Corp. (a)	80,086	1,205,294
Integrated Device Technology, Inc. (a)	470,085	7,732,898
Integrated Silicon Solution, Inc.	105,487	1,564,372
Intermolecular, Inc. (a)	45,789	101,652
International Rectifier Corp. (a)(d)	245,261	9,663,283
Intersil Corp. Class A	460,637	6,930,284
Intest Corp. (a)	34,005	159,824
IXYS Corp.	82,833	993,168
Kopin Corp. (a)	195,618	776,603
Kulicke & Soffa Industries, Inc. (a)(d)	273,216	4,013,543
Lattice Semiconductor Corp. (a)	418,047	3,139,533
M/A-COM Technology Solutions, Inc. (a)	45,313	1,073,012
Marvell Technology Group Ltd.	1,415,570	19,690,579
Mattson Technology, Inc. (a)	251,767	619,347
Maxim Integrated Products, Inc.	972,768	30,048,804
MaxLinear, Inc. Class A (a)	93,581	867,496
Micrel, Inc.	167,598	2,100,003
Microsemi Corp. (a)(d)	339,818	9,052,752
MKS Instruments, Inc.	192,190	6,522,929
Monolithic Power Systems, Inc.	122,120	5,834,894
MoSys, Inc. (a)(d)	140,688	453,015
Nanometrics, Inc. (a)(d)	74,815	1,250,907
NeoPhotonics Corp. (a)	69,250	185,590
NVE Corp. (a)	14,558	1,004,502
Omnivision Technologies, Inc. (a)(d)	197,966	5,366,858
ON Semiconductor Corp. (a)	1,524,647	14,880,555
PDF Solutions, Inc. (a)	89,099	1,779,307
Peregrine Semiconductor Corp. (a)(d)	97,452	1,213,277
Pericom Semiconductor Corp. (a)	65,839	643,905
Photronics, Inc. (a)(d)	218,612	1,930,344
Pixelworks, Inc. (a)(d)	60,695	402,408

	Shares	Value
PMC-Sierra, Inc. (a)	712,587	$ 5,258,892
Power Integrations, Inc.	104,568	6,251,075
QuickLogic Corp. (a)(d)	185,965	630,421
Rambus, Inc. (a)(d)	409,978	5,087,827
RF Micro Devices, Inc. (a)(d)	978,968	12,207,731
Rubicon Technology, Inc. (a)(d)	73,071	455,963
Rudolph Technologies, Inc. (a)(d)	116,508	1,126,632
Semtech Corp. (a)	241,502	6,292,335
Sigma Designs, Inc. (a)	104,992	508,161
Silicon Image, Inc. (a)	253,525	1,282,837
Silicon Laboratories, Inc. (a)(d)	137,231	6,220,681
Skyworks Solutions, Inc.	652,549	36,973,426
Spansion, Inc. Class A (a)(d)	179,228	3,996,784
STR Holdings, Inc. (a)	118,407	169,322
SunEdison, Inc. (a)(d)	842,602	18,562,522
SunPower Corp. (a)(d)	149,787	5,724,859
Synaptics, Inc. (a)(d)	123,641	10,150,926
Teradyne, Inc.	706,507	14,546,979
Tessera Technologies, Inc.	173,295	5,124,333
TriQuint Semiconductor, Inc. (a)	578,996	11,964,952
Ultra Clean Holdings, Inc. (a)	95,950	925,918
Ultratech, Inc. (a)(d)	102,668	2,654,994
Veeco Instruments, Inc. (a)(d)	140,261	4,961,032
Vitesse Semiconductor Corp. (a)(d)	198,685	663,608
Xcerra Corp. (a)	178,150	1,861,668
		424,439,535
Software - 3.9%
A10 Networks, Inc. (a)(d)	34,361	400,649
ACI Worldwide, Inc. (a)(d)	403,326	7,852,757
Activision Blizzard, Inc.	1,685,744	39,682,414
Actuate Corp. (a)	156,442	694,602
Advent Software, Inc. (d)	145,458	4,699,748
American Software, Inc. Class A	75,568	695,226
ANSYS, Inc. (a)	322,117	26,188,112
Aspen Technology, Inc. (a)(d)	323,368	13,287,191
Astea International, Inc. (a)	13,242	29,530
Asure Software, Inc. (a)	1,517	8,116
Aware, Inc.	24,496	100,924
Barracuda Networks, Inc. (d)	19,714	489,893
Blackbaud, Inc.	162,070	6,302,902
Bottomline Technologies, Inc. (a)(d)	135,449	3,814,244
BroadSoft, Inc. (a)	104,700	2,498,142
BSQUARE Corp. (a)	30,361	114,461
Cadence Design Systems, Inc. (a)(d)	993,602	17,527,139
Callidus Software, Inc. (a)(d)	153,601	1,763,339
CommVault Systems, Inc. (a)(d)	154,631	8,526,353
Compuware Corp.	791,291	7,398,571
Comverse, Inc. (a)	80,352	1,983,891
Concur Technologies, Inc. (a)(d)	162,007	16,262,263
Cover-All Technologies, Inc. (a)	2,815	3,491
Covisint Corp. (d)	45,291	217,850
Cyan, Inc. (a)(d)	28,568	107,701
Datawatch Corp. (a)(d)	28,143	371,206
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Digimarc Corp.	26,174	$ 624,250
Document Security Systems, Inc. (a)(d)	51,596	58,303
Ebix, Inc. (d)	116,379	1,796,892
Ellie Mae, Inc. (a)(d)	85,614	3,064,981
EnerNOC, Inc. (a)(d)	96,330	1,891,921
Envivio, Inc. (a)(d)	37,039	66,300
EPIQ Systems, Inc.	109,472	1,592,818
ePlus, Inc. (a)	16,881	987,032
Evolving Systems, Inc.	27,515	259,742
FactSet Research Systems, Inc.	137,942	17,573,811
Fair Isaac Corp.	120,516	7,010,416
FalconStor Software, Inc. (a)	102,011	138,735
FireEye, Inc. (d)	103,077	3,209,818
Fortinet, Inc. (a)	464,288	11,983,273
Gigamon, Inc. (a)(d)	46,149	502,101
Globalscape, Inc.	29,423	75,029
Glu Mobile, Inc. (a)(d)	299,579	1,545,828
GSE Systems, Inc. (a)	33,148	55,026
Guidance Software, Inc. (a)(d)	54,560	427,205
Guidewire Software, Inc. (a)(d)	232,671	10,598,164
Imperva, Inc. (a)(d)	69,546	2,024,484
Infoblox, Inc. (a)	168,932	2,272,135
Informatica Corp. (a)	370,014	12,600,827
Interactive Intelligence Group, Inc. (a)(d)	53,898	2,307,373
Jive Software, Inc. (a)(d)	129,531	904,126
Liquid Holdings Group, Inc. (a)(d)	141,519	236,337
Majesco Entertainment Co. (a)(d)	24,161	37,208
Mandalay Digital Group, Inc. (a)(d)	99,644	543,060
Manhattan Associates, Inc. (a)	268,237	7,746,685
Mavenir Systems, Inc. (d)	46,621	524,020
Mentor Graphics Corp.	349,207	7,616,205
MICROS Systems, Inc. (a)(d)	255,988	17,399,504
MicroStrategy, Inc. Class A (a)	32,680	4,540,232
Mitek Systems, Inc. (a)(d)	93,592	231,172
Model N, Inc. (a)	21,246	196,313
Monotype Imaging Holdings, Inc.	133,751	3,930,942
NetScout Systems, Inc. (a)(d)	132,159	6,088,565
NetSol Technologies, Inc. (a)(d)	25,363	84,712
NetSuite, Inc. (a)(d)	102,494	8,982,574
Nuance Communications, Inc. (a)(d)	918,690	15,626,917
Parametric Technology Corp. (a)	420,097	16,253,553
Park City Group, Inc. (a)(d)	39,117	408,773
Paycom Software, Inc. (d)	19,416	347,935
Peerless Systems Corp. (a)	15,698	57,141
Pegasystems, Inc.	121,810	2,704,182
Progress Software Corp. (a)	184,237	4,266,929
Proofpoint, Inc. (a)(d)	78,982	3,149,802
PROS Holdings, Inc. (a)(d)	84,746	2,168,650
QAD, Inc.:
Class A	846	17,504
Class B	24,367	417,407

	Shares	Value
Qlik Technologies, Inc. (a)	300,225	$ 8,475,352
Qualys, Inc. (a)(d)	57,711	1,402,377
Rally Software Development Corp. (a)(d)	42,605	491,662
RealPage, Inc. (a)(d)	178,593	2,878,919
Rosetta Stone, Inc. (a)	57,425	502,469
Rovi Corp. (a)	338,708	7,834,316
SeaChange International, Inc. (a)	85,138	646,197
ServiceNow, Inc. (a)(d)	356,763	21,808,922
Silver Spring Networks, Inc. (a)(d)	15,724	163,372
Smith Micro Software, Inc. (a)(d)	110,403	110,403
SolarWinds, Inc. (a)	226,634	9,697,669
Solera Holdings, Inc.	239,379	14,592,544
Sonic Foundry, Inc. (a)	2,194	23,191
Splunk, Inc. (a)	308,314	16,633,540
SS&C Technologies Holdings, Inc. (a)	216,716	9,808,566
Synchronoss Technologies, Inc. (a)(d)	109,873	4,853,090
Synopsys, Inc. (a)	486,450	19,895,805
Tableau Software, Inc. (a)(d)	115,071	7,536,000
Take-Two Interactive Software, Inc. (a)(d)	321,702	7,563,214
Tangoe, Inc. (a)(d)	124,007	1,726,177
TeleCommunication Systems, Inc. Class A (a)	140,898	419,876
TeleNav, Inc. (a)	63,103	434,780
The Rubicon Project, Inc. (d)	22,296	217,163
TIBCO Software, Inc. (a)	525,217	10,945,522
TiVo, Inc. (a)	405,366	5,711,607
Tyler Technologies, Inc. (a)(d)	104,766	9,330,460
Ultimate Software Group, Inc. (a)(d)	95,911	14,097,958
Varonis Systems, Inc. (d)	14,743	350,883
Vasco Data Security International, Inc. (a)	100,102	1,478,507
Verint Systems, Inc. (a)	203,336	10,193,234
VirnetX Holding Corp. (a)(d)	146,692	2,163,707
VMware, Inc. Class A (a)(d)	295,905	29,170,315
Voltari Corp. (a)(d)	11,296	24,851
Vringo, Inc. (a)(d)	250,377	252,881
Wave Systems Corp. Class A (a)(d)	184,623	236,317
Workday, Inc. Class A (a)(d)	113,132	10,302,931
XRS Corp. (a)	2,743	8,284
Zendesk, Inc. (d)	34,750	944,853
Zynga, Inc. (a)(d)	2,368,872	6,857,884
		587,953,425
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)(d)	351,467	18,806,999
Concurrent Computer Corp.	24,916	186,870
Cray, Inc. (a)(d)	140,464	3,962,489
Crossroads Systems, Inc. (a)(d)	24,612	73,836
Dataram Corp. (a)	3,942	10,998
Diebold, Inc.	221,486	8,409,823
Dot Hill Systems Corp. (a)(d)	189,368	689,300
Electronics for Imaging, Inc. (a)	167,959	7,396,914
Hutchinson Technology, Inc. (a)(d)	81,684	366,761
Imation Corp. (a)	104,323	349,482
Immersion Corp. (a)	100,218	1,050,285
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Intevac, Inc. (a)(d)	76,850	$ 547,941
Lexmark International, Inc. Class A	210,080	10,621,645
NCR Corp. (a)	578,441	19,759,545
Nimble Storage, Inc. (d)	26,323	711,774
Overland Storage, Inc. (a)(d)	11,412	39,486
QLogic Corp. (a)	297,783	2,694,936
Quantum Corp. (a)(d)	964,773	1,205,966
Qumu Corp. (a)	32,359	420,343
Silicon Graphics International Corp. (a)(d)	125,239	1,227,342
Super Micro Computer, Inc. (a)(d)	132,262	3,239,096
Transact Technologies, Inc.	28,331	220,698
U.S.A. Technologies, Inc. (a)(d)	79,221	142,598
Violin Memory, Inc. (d)	53,384	225,280
Xplore Technologies Corp. (a)	5,105	26,189
		82,386,596
TOTAL INFORMATION TECHNOLOGY		2,318,006,700
MATERIALS - 5.4%
Chemicals - 2.7%
A. Schulman, Inc.	107,253	4,164,634
Advanced Emissions Solutions, Inc. (a)	72,268	1,574,720
Albemarle Corp.	271,222	17,244,295
American Vanguard Corp. (d)	87,623	1,177,653
Ashland, Inc.	247,094	26,493,419
Axiall Corp. (d)	239,440	9,955,915
Balchem Corp.	107,797	5,545,078
BioAmber, Inc. (a)(d)	46,328	581,416
Cabot Corp.	184,583	10,111,457
Calgon Carbon Corp. (a)	186,696	3,965,423
Celanese Corp. Class A	537,796	33,633,762
Chase Corp.	20,356	722,638
Chemtura Corp. (a)(d)	331,712	8,189,969
Clean Diesel Technologies, Inc. (a)(d)	33,479	73,319
Codexis, Inc. (a)	66,590	169,139
Core Molding Technologies, Inc. (a)	15,884	220,946
Cytec Industries, Inc.	124,336	12,811,581
Ferro Corp. (a)	311,101	4,193,641
Flotek Industries, Inc. (a)(d)	160,657	4,466,265
ForceField Energy, Inc. (a)	5,366	31,928
FutureFuel Corp.	76,784	1,068,833
H.B. Fuller Co.	179,571	8,447,020
Hawkins, Inc.	26,604	979,027
Huntsman Corp.	660,863	17,770,606
Innophos Holdings, Inc.	83,526	4,857,037
Innospec, Inc. (d)	88,733	3,742,758
Intrepid Potash, Inc. (a)(d)	203,227	3,115,470
KMG Chemicals, Inc.	26,207	444,209

	Shares	Value
Koppers Holdings, Inc.	72,430	$ 2,687,877
Kraton Performance Polymers, Inc. (a)	113,645	2,310,403
Kronos Worldwide, Inc.	80,119	1,266,681
Landec Corp. (a)(d)	98,798	1,297,218
LSB Industries, Inc. (a)(d)	68,793	2,755,160
Marrone Bio Innovations, Inc. (d)	47,208	271,446
Metabolix, Inc. (a)(d)	85,270	57,984
Minerals Technologies, Inc.	123,420	7,728,560
NewMarket Corp.	39,085	15,903,296
Northern Technologies International Corp. (a)	2,051	42,476
Olin Corp. (d)	275,464	7,517,413
OM Group, Inc.	118,087	3,141,114
OMNOVA Solutions, Inc. (a)	157,344	1,320,116
Penford Corp. (a)	37,194	506,582
Platform Specialty Products Corp. (a)(d)	291,147	7,951,225
PolyOne Corp.	321,961	12,627,310
Quaker Chemical Corp.	46,989	3,665,142
Rayonier Advanced Materials, Inc. (d)	144,988	4,815,051
Rentech, Inc. (a)(d)	810,143	1,814,720
Rockwood Holdings, Inc.	250,770	20,307,355
RPM International, Inc.	459,452	21,653,973
Senomyx, Inc. (a)(d)	137,685	1,119,379
Sensient Technologies Corp.	178,805	10,032,749
Stepan Co.	71,974	3,475,624
Taminco Corp. (a)(d)	96,977	2,322,599
The Scotts Miracle-Gro Co. Class A	154,797	8,936,431
TOR Minerals International, Inc. (a)	3,831	34,441
Trecora Resources (a)	47,222	620,497
Tredegar Corp.	86,617	1,802,500
Tronox Ltd. Class A (d)	212,649	6,456,024
Valhi, Inc.	64,947	511,782
Valspar Corp.	268,563	21,689,148
W.R. Grace & Co. (a)	261,329	25,879,411
Westlake Chemical Corp.	137,336	13,339,446
Zep, Inc.	75,098	1,192,556
		402,805,847
Construction Materials - 0.1%
Eagle Materials, Inc.	165,401	16,856,016
Headwaters, Inc. (a)	262,531	3,410,278
Tecnoglass, Inc. (a)(d)	9,010	100,642
U.S. Concrete, Inc. (a)(d)	46,070	1,169,717
United States Lime & Minerals, Inc.	7,538	469,768
		22,006,421
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	13,400	567,490
Aptargroup, Inc. (d)	229,798	14,741,542
Berry Plastics Group, Inc. (a)	404,456	9,751,434
Crown Holdings, Inc. (a)(d)	460,313	22,219,309
Graphic Packaging Holding Co. (a)	1,130,623	14,460,668
Greif, Inc. Class A	107,591	5,152,533
Myers Industries, Inc.	100,702	1,984,836
Packaging Corp. of America	333,257	22,658,143
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Rock-Tenn Co. Class A	485,404	$ 23,862,461
Silgan Holdings, Inc.	149,454	7,525,009
Sonoco Products Co. (d)	352,169	14,495,276
UFP Technologies, Inc. (a)	15,846	369,687
		137,788,388
Metals & Mining - 1.3%
A.M. Castle & Co. (a)(d)	55,605	544,929
AK Steel Holding Corp. (a)(d)	470,057	5,133,022
Allied Nevada Gold Corp. (a)(d)	330,091	1,260,948
Ampco-Pittsburgh Corp.	25,813	548,268
Carpenter Technology Corp.	186,998	10,234,401
Century Aluminum Co. (a)(d)	185,637	4,637,212
Cliffs Natural Resources, Inc. (d)	517,688	7,801,558
Coeur d'Alene Mines Corp. (a)(d)	382,421	3,028,774
Commercial Metals Co.	356,978	6,168,580
Compass Minerals International, Inc.	115,526	10,289,901
Comstock Mining, Inc. (a)(d)	223,980	338,210
Friedman Industries	19,700	162,131
General Moly, Inc. (a)(d)	202,841	190,671
Globe Specialty Metals, Inc.	235,437	4,835,876
Gold Resource Corp.	132,594	822,083
Golden Minerals Co. (a)(d)	115,781	128,517
Handy & Harman Ltd. (a)	37,596	984,639
Haynes International, Inc.	45,865	2,273,987
Hecla Mining Co. (d)	1,188,592	3,886,696
Horsehead Holding Corp. (a)(d)	180,217	3,638,581
Kaiser Aluminum Corp. (d)	61,713	4,970,982
Materion Corp.	74,115	2,418,372
McEwen Mining, Inc. (a)(d)	803,888	2,226,770
Mines Management, Inc. (a)(d)	69,165	50,490
Molycorp, Inc. (a)(d)	663,618	1,187,876
Noranda Aluminium Holding Corp.	229,718	934,952
Olympic Steel, Inc.	27,830	669,033
Paramount Gold & Silver Corp. (a)(d)	435,955	453,393
Reliance Steel & Aluminum Co.	263,155	18,399,798
Royal Gold, Inc. (d)	225,798	17,555,795
RTI International Metals, Inc. (a)(d)	115,259	3,343,664
Schnitzer Steel Industries, Inc. Class A (d)	90,821	2,514,833
Silver Bull Resources, Inc. (a)(d)	148,902	38,417
Solitario Exploration & Royalty Corp. (a)(d)	57,827	86,741
Steel Dynamics, Inc.	807,790	18,773,040
Stillwater Mining Co. (a)(d)	414,791	7,698,521
SunCoke Energy, Inc. (a)	247,253	5,936,545
Synalloy Corp.	24,589	438,914
Timberline Resources Corp. (a)(d)	213,150	19,184
TimkenSteel Corp. (a)	133,273	6,367,784
U.S. Antimony Corp. (a)(d)	84,807	131,451
U.S. Silica Holdings, Inc.	183,662	13,188,768
United States Steel Corp. (d)	500,000	19,325,000

	Shares	Value
Universal Stainless & Alloy Products, Inc. (a)	21,223	$ 679,773
Walter Energy, Inc. (d)	212,726	1,189,138
Worthington Industries, Inc.	180,460	7,297,802
		202,806,020
Paper & Forest Products - 0.4%
Boise Cascade Co. (a)	107,309	3,225,709
Clearwater Paper Corp. (a)	77,454	5,359,817
Deltic Timber Corp.	40,804	2,702,857
Domtar Corp.	223,606	8,338,268
Kapstone Paper & Packaging Corp. (a)	282,471	8,683,159
Louisiana-Pacific Corp. (a)(d)	479,027	6,835,715
Mercer International, Inc. (SBI) (a)(d)	142,605	1,431,754
Neenah Paper, Inc.	61,269	3,349,576
P.H. Glatfelter Co.	158,468	3,950,607
Resolute Forest Products (a)(d)	338,482	5,818,506
Schweitzer-Mauduit International, Inc.	110,157	4,719,126
Verso Paper Corp. (a)(d)	62,871	204,331
Wausau-Mosinee Paper Corp.	177,425	1,618,116
		56,237,541
TOTAL MATERIALS		821,644,217
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)(d)	295,012	2,292,243
Alaska Communication Systems Group, Inc. (a)	128,803	226,693
Alteva (a)	16,362	121,897
Atlantic Tele-Network, Inc.	43,046	2,524,217
Cincinnati Bell, Inc. (a)	727,137	2,668,593
Cogent Communications Group, Inc.	155,142	5,377,222
Consolidated Communications Holdings, Inc. (d)	137,165	3,344,083
Elephant Talk Communication, Inc. (a)(d)	328,995	315,835
Enventis Corp.	38,075	677,354
FairPoint Communications, Inc. (a)(d)	71,797	1,160,240
General Communications, Inc. Class A (a)	105,141	1,181,785
Globalstar, Inc. (a)(d)	818,965	3,259,481
Hawaiian Telcom Holdco, Inc. (a)(d)	30,139	828,823
IDT Corp. Class B	56,794	892,234
inContact, Inc. (a)(d)	182,175	1,668,723
Inteliquent, Inc.	104,102	1,270,044
Intelsat SA (a)(d)	77,430	1,358,122
Iridium Communications, Inc. (a)(d)	255,994	2,406,344
Level 3 Communications, Inc. (a)(d)	585,368	26,318,145
Lumos Networks Corp.	62,818	919,027
ORBCOMM, Inc. (a)(d)	132,401	824,858
Premiere Global Services, Inc. (a)	161,424	2,125,954
Straight Path Communications, Inc. Class B (a)	22,231	212,306
Towerstream Corp. (a)(d)	186,972	327,201
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
TW Telecom, Inc. (a)	468,528	$ 19,226,046
Vonage Holdings Corp. (a)	585,092	2,018,567
		83,546,037
Wireless Telecommunication Services - 0.7%
Boingo Wireless, Inc. (a)	67,800	471,888
Leap Wireless International, Inc. rights	194,908	491,168
NII Holdings, Inc. (a)	572,344	78,697
NTELOS Holdings Corp. (d)	51,213	675,499
RingCentral, Inc. (d)	39,424	529,464
SBA Communications Corp. Class A (a)	439,357	48,456,684
Shenandoah Telecommunications Co. (d)	77,349	2,136,379
Spok Holdings, Inc.	74,041	1,095,807
Sprint Corp. (a)(d)	2,981,597	16,726,759
T-Mobile U.S., Inc. (a)	882,439	26,543,765
Telephone & Data Systems, Inc.	348,030	9,167,110
U.S. Cellular Corp. (a)(d)	57,098	2,153,737
		108,526,957
TOTAL TELECOMMUNICATION SERVICES		192,072,994
UTILITIES - 3.2%
Electric Utilities - 1.1%
Allete, Inc. (d)	131,977	6,423,321
Cleco Corp.	210,915	11,899,824
El Paso Electric Co.	152,595	6,003,087
Empire District Electric Co.	175,327	4,532,203
Genie Energy Ltd. Class B (a)	48,524	405,661
Great Plains Energy, Inc.	518,285	13,304,376
Hawaiian Electric Industries, Inc. (d)	366,432	9,303,708
IDACORP, Inc. (d)	179,585	10,186,061
ITC Holdings Corp.	542,756	20,271,937
MGE Energy, Inc.	139,559	5,614,459
NRG Yield, Inc. Class A	114,735	6,240,437
OGE Energy Corp.	681,574	25,572,656
Otter Tail Corp. (d)	133,850	3,813,387
PNM Resources, Inc.	293,112	7,682,466
Portland General Electric Co. (d)	260,349	8,974,230
UIL Holdings Corp.	195,360	7,277,160
Unitil Corp.	45,930	1,496,859
Westar Energy, Inc. (d)	428,646	15,829,897
		164,831,729
Gas Utilities - 0.9%
Atmos Energy Corp.	340,062	17,193,535
Chesapeake Utilities Corp.	35,018	2,415,191
Delta Natural Gas Co., Inc.	17,983	361,638
Gas Natural, Inc.	40,523	457,099
Laclede Group, Inc.	144,598	7,150,371

	Shares	Value
National Fuel Gas Co. (d)	287,628	$ 21,986,284
New Jersey Resources Corp.	153,835	8,034,802
Northwest Natural Gas Co. (d)	100,781	4,581,504
ONE Gas, Inc. (d)	177,897	6,658,685
Piedmont Natural Gas Co., Inc. (d)	281,747	10,537,338
Questar Corp.	602,846	14,172,909
RGC Resources, Inc.	3,341	67,321
South Jersey Industries, Inc.	122,682	7,109,422
Southwest Gas Corp.	165,026	8,616,007
UGI Corp.	380,175	20,141,672
WGL Holdings, Inc. (d)	180,519	7,850,771
		137,334,549
Independent Power and Renewable Electricity Producers - 0.0%
Ormat Technologies, Inc.	66,515	1,831,158
Pattern Energy Group, Inc.	126,626	4,081,789
U.S. Geothermal, Inc. (a)(d)	370,926	221,072
		6,134,019
Independent Power Producers & Energy Traders - 0.3%
American DG Energy, Inc. (a)(d)	66,943	83,009
Black Hills Corp.	150,557	8,089,428
Calpine Corp. (a)	1,173,365	27,890,886
Dynegy, Inc. (a)	347,296	11,349,633
		47,412,956
Multi-Utilities - 0.5%
Alliant Energy Corp. (d)	358,071	20,943,573
Avista Corp. (d)	203,057	6,591,230
MDU Resources Group, Inc.	652,327	20,424,358
NorthWestern Energy Corp.	139,641	6,741,867
Vectren Corp.	295,820	12,196,659
		66,897,687
Water Utilities - 0.4%
American States Water Co.	141,671	4,575,973
American Water Works Co., Inc. (d)	611,309	30,938,348
Aqua America, Inc. (d)	562,140	14,059,121
Artesian Resources Corp. Class A	25,770	546,582
Cadiz, Inc. (a)(d)	45,171	597,161
California Water Service Group	162,737	3,964,273
Connecticut Water Service, Inc.	38,453	1,267,026
Middlesex Water Co.	55,095	1,131,100
Pure Cycle Corp. (a)(d)	69,664	454,209
SJW Corp.	43,646	1,193,282
York Water Co.	39,414	795,375
		59,522,450
TOTAL UTILITIES		482,133,390
TOTAL COMMON STOCKS (Cost $10,810,168,354)		15,027,742,994
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.07% 9/18/14 to 12/11/14 (e) (Cost $6,999,093)	$ 7,000,000	$ 6,999,702
Money Market Funds - 24.4%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	80,884,588	80,884,588
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	3,613,994,364	3,613,994,364
TOTAL MONEY MARKET FUNDS (Cost $3,694,878,952)		3,694,878,952
TOTAL INVESTMENT PORTFOLIO - 123.6% (Cost $14,512,046,399)	18,729,621,648
NET OTHER ASSETS (LIABILITIES) - (23.6)%	(3,575,417,146)
NET ASSETS - 100%	$ 15,154,204,502
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
354 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2014	$ 50,873,340	$ 1,525,774
652 ICE Russell 2000 Index Contracts (United States)	Sept. 2014	76,505,680	1,956,287
TOTAL EQUITY INDEX CONTRACTS		$ 127,379,020	$ 3,482,061
The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,037,711.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 63,292
Fidelity Securities Lending Cash Central Fund	13,190,800
Total	$ 13,254,092
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,345,121,503	$ 2,345,121,503	$ -	$ -
Consumer Staples	430,525,610	430,525,610	-	-
Energy	1,010,375,998	1,010,374,961	-	1,037
Financials	3,314,993,456	3,314,993,455	-	1
Health Care	1,798,304,184	1,798,304,183	-	1
Industrials	2,314,564,942	2,314,564,942	-	-
Information Technology	2,318,006,700	2,317,993,932	-	12,768
Materials	821,644,217	821,644,217	-	-
Telecommunication Services	192,072,994	191,581,826	-	491,168
Utilities	482,133,390	482,133,390	-	-
U.S. Government and Government Agency Obligations	6,999,702	-	6,999,702	-
Money Market Funds	3,694,878,952	3,694,878,952	-	-
Total Investments in Securities:	$ 18,729,621,648	$ 18,722,116,971	$ 6,999,702	$ 504,975
Derivative Instruments:
Assets
Futures Contracts	$ 3,482,061	$ 3,482,061	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 3,482,061	$ -
Total Value of Derivatives	$ 3,482,061	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,546,343,535) - See accompanying schedule: Unaffiliated issuers (cost $10,817,167,447)	$ 15,034,742,696
Fidelity Central Funds (cost $3,694,878,952)	3,694,878,952
Total Investments (cost $14,512,046,399)		$ 18,729,621,648
Cash		143,571
Receivable for investments sold		31,382,799
Receivable for fund shares sold		15,512,328
Dividends receivable		11,061,188
Distributions receivable from Fidelity Central Funds		2,394,983
Receivable for daily variation margin for derivative instruments		662,714
Receivable from investment adviser for expense reductions		4,839
Other receivables		4,379
Total assets		18,790,788,449

Liabilities
Payable for investments purchased	$ 5,074,194
Payable for fund shares redeemed	16,608,039
Accrued management fee	737,070
Other affiliated payables	170,280
Collateral on securities loaned, at value	3,613,994,364
Total liabilities		3,636,583,947

Net Assets		$ 15,154,204,502
Net Assets consist of:
Paid in capital		$ 10,676,708,537
Undistributed net investment income		91,827,417
Accumulated undistributed net realized gain (loss) on investments		164,611,238
Net unrealized appreciation (depreciation) on investments		4,221,057,310
Net Assets		$ 15,154,204,502

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($1,942,933,887 ÷ 34,708,961 shares)	$ 55.98

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($12,705,509,387 ÷ 226,946,261 shares)	$ 55.98

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($505,761,228 ÷ 9,035,871 shares)	$ 55.97

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 83,768,465
Interest		2,850
Income from Fidelity Central Funds (including $13,190,800 from security lending)		13,254,092
Total income		97,025,407

Expenses
Management fee	$ 4,348,625
Transfer agent fees	1,001,475
Independent trustees' compensation	30,269
Miscellaneous	11,883
Total expenses before reductions	5,392,252
Expense reductions	(22,836)	5,369,416
Net investment income (loss)		91,655,991
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	193,569,220
Futures contracts	7,057,504
Total net realized gain (loss)		200,626,724
Change in net unrealized appreciation (depreciation) on: Investment securities	145,725,822
Futures contracts	(7,818,715)
Total change in net unrealized appreciation (depreciation)		137,907,107
Net gain (loss)		338,533,831
Net increase (decrease) in net assets resulting from operations		$ 430,189,822

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 91,655,991	$ 151,240,610
Net realized gain (loss)	200,626,724	400,078,919
Change in net unrealized appreciation (depreciation)	137,907,107	2,536,032,390
Net increase (decrease) in net assets resulting from operations	430,189,822	3,087,351,919
Distributions to shareholders from net investment income	(30,217,958)	(130,454,906)
Distributions to shareholders from net realized gain	(190,674,654)	(244,937,001)
Total distributions	(220,892,612)	(375,391,907)
Share transactions - net increase (decrease)	764,759,486	3,320,572,816
Redemption fees	495,641	1,184,464
Total increase (decrease) in net assets	974,552,337	6,033,717,292

Net Assets
Beginning of period	14,179,652,165	8,145,934,873
End of period (including undistributed net investment income of $91,827,417 and undistributed net investment income of $30,389,384, respectively)	$ 15,154,204,502	$ 14,179,652,165

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.29	$ 43.12	$ 39.66	$ 40.35	$ 31.08	$ 18.73
Income from Investment Operations
Net investment income (loss) D	.34	.67	.73	.48	.43	.36
Net realized and unrealized gain (loss)	1.19	13.09	4.61	.10	9.71	12.40
Total from investment operations	1.53	13.76	5.34	.58	10.14	12.76
Distributions from net investment income	(.11)	(.54)	(.70)	(.45)	(.36)	(.35)
Distributions from net realized gain	(.73)	(1.06)	(1.17)	(.84)	(.51)	(.06)
Total distributions	(.84)	(1.60)	(1.88)L	(1.28)K	(.87)	(.41)J
Redemption fees added to paid in capital D	-I	.01	-I	.01	-I	-I
Net asset value, end of period	$ 55.98	$ 55.29	$ 43.12	$ 39.66	$ 40.35	$ 31.08
Total ReturnB, C	2.89%	32.38%	14.00%	1.76%	32.95%	68.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.24%A	1.35%	1.85%	1.26%	1.24%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,942,934	$ 1,803,152	$ 971,857	$ 2,606,631	$ 4,440,988	$ 2,692,346
Portfolio turnover rateF	7%A	14%	10%	11%	8%	26%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share. JTotal distributions of $.41 per share is comprised of distributions from net investment income of $.350 and distributions from net realized gain of $.055 per share. KTotal distributions of $1.28 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.837 per share. LTotal distributions of $1.88 per share is comprised of distributions from net investment income of $.703 and distributions from net realized gain of $1.172 per share.

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.30	$ 43.12	$ 39.66	$ 40.36	$ 31.08	$ 18.73
Income from Investment Operations
Net investment income (loss) D	.34	.68	.75	.48	.44	.37
Net realized and unrealized gain (loss)	1.18	13.11	4.60	.10	9.72	12.39
Total from investment operations	1.52	13.79	5.35	.58	10.16	12.76
Distributions from net investment income	(.12)	(.56)	(.72)	(.46)	(.37)	(.36)
Distributions from net realized gain	(.73)	(1.06)	(1.17)	(.84)	(.51)	(.06)
Total distributions	(.84)L	(1.62)	(1.89)	(1.29)K	(.88)	(.41)J
Redemption fees added to paid in capital D	-I	.01	-I	.01	-I	-I
Net asset value, end of period	$ 55.98	$ 55.30	$ 43.12	$ 39.66	$ 40.36	$ 31.08
Total ReturnB, C	2.88%	32.44%	14.04%	1.76%	33.02%	68.25%
Ratios to Average Net Assets E, G
Expenses before reductions	.07%A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%A	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%A	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.27%A	1.38%	1.88%	1.29%	1.27%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,705,509	$ 12,280,754	$ 7,173,852	$ 3,910,289	$ 1,525,199	$ 900,218
Portfolio turnover rateF	7%A	14%	10%	11%	8%	26%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share. JTotal distributions of $.41 per share is comprised of distributions from net investment income of $.358 and distributions from net realized gain of $.055 per share. KTotal distributions of $1.29 per share is comprised of distributions from net investment income of $.457 and distributions from net realized gain of $.837 per share. LTotal distributions of $.84 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.725 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 G,I
Selected Per-Share Data
Net asset value, beginning of period	$ 55.28	$ 43.11	$ 39.66	$ 34.67
Income from Investment Operations
Net investment income (loss) D	.34	.72	.75	.25
Net realized and unrealized gain (loss)	1.19	13.06	4.60	5.52
Total from investment operations	1.53	13.78	5.35	5.77
Distributions from net investment income	(.12)	(.56)	(.72)	(.40)
Distributions from net realized gain	(.73)	(1.06)	(1.17)	(.38)
Total distributions	(.84)L	(1.62)	(1.90)K	(.78)
Redemption fees added to paid in capital D	-J	.01	-J	-J
Net asset value, end of period	$ 55.97	$ 55.28	$ 43.11	$ 39.66
Total Return B, C	2.90%	32.44%	14.04%	16.99%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%A	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.06%A	.06%	.06%	.06%A
Expenses net of all reductions	.06%A	.06%	.06%	.06%A
Net investment income (loss)	1.28%A	1.39%	1.89%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 505,761	$ 95,747	$ 226	$ 117
Portfolio turnover rateF	7%A	14%	10%	11%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $1.90 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $1.172 per share. LTotal distributions of $.84 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.725 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.8	1.8
Novartis AG (Switzerland, Pharmaceuticals)	1.5	1.4
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.5	1.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.5	1.6
Toyota Motor Corp. (Japan, Automobiles)	1.2	1.2
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.1	1.0
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.1	1.2
Total SA (France, Oil, Gas & Consumable Fuels)	1.0	1.0
Sanofi SA (France, Pharmaceuticals)	1.0	0.9
Commonwealth Bank of Australia (Australia, Banks)	0.9	0.8
	12.6
Market Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.6	24.7
Industrials	12.6	12.2
Consumer Discretionary	11.0	11.2
Consumer Staples	10.6	10.8
Health Care	10.5	10.6
Materials	7.8	8.2
Energy	6.8	6.7
Telecommunication Services	4.6	5.0
Information Technology	4.6	4.5
Utilities	3.9	4.1
Geographic Diversification (% of fund's net assets)
As of August 31, 2014
Japan	20.2%
United Kingdom	19.9%
France	9.2%
Switzerland	8.9%
Germany	8.8%
Australia	8.1%
Spain	3.5%
Netherlands	3.0%
Sweden	2.9%
Other*	15.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
As of February 28, 2014
United Kingdom	20.0%
Japan	19.8%
France	9.5%
Germany	9.5%
Switzerland	9.1%
Australia	7.4%
Spain	3.4%
Sweden	3.2%
Netherlands	3.1%
Other*	15.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)

Semiannual Report

Spartan International Index Fund

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 8.0%
AGL Energy Ltd.	583,252	$ 7,680,668
AGL Energy Ltd. (a)	116,650	1,536,128
ALS Ltd. (d)	418,828	2,910,263
Alumina Ltd. (a)	2,656,942	3,852,238
Amcor Ltd.	1,254,836	13,383,716
AMP Ltd.	3,085,403	16,943,879
APA Group unit	864,490	6,257,276
Asciano Ltd.	1,005,385	5,896,790
ASX Ltd.	200,026	7,003,667
Australia & New Zealand Banking Group Ltd.	2,860,837	89,320,906
Bank of Queensland Ltd.	370,776	4,356,281
Bendigo & Adelaide Bank Ltd.	449,080	5,221,757
BHP Billiton Ltd.	3,347,737	115,446,127
Boral Ltd.	811,382	4,175,424
Brambles Ltd.	1,629,866	14,461,027
Caltex Australia Ltd.	141,279	3,759,185
CFS Retail Property Trust unit	2,260,803	4,539,675
Coca-Cola Amatil Ltd.	599,305	5,037,488
Cochlear Ltd.	60,035	4,067,856
Commonwealth Bank of Australia	1,680,468	127,629,552
Computershare Ltd.	488,221	5,617,600
Crown Ltd.	397,544	5,866,322
CSL Ltd.	504,587	34,811,904
DEXUS Property Group unit	5,701,252	6,416,245
Federation Centres unit	1,463,658	3,636,176
Flight Centre Travel Group Ltd.	57,791	2,531,376
Fortescue Metals Group Ltd.	1,624,852	6,328,102
Goodman Group unit	1,829,325	9,533,419
Harvey Norman Holdings Ltd.	562,061	1,863,526
Iluka Resources Ltd.	436,170	3,625,513
Incitec Pivot Ltd.	1,722,304	4,986,492
Insurance Australia Group Ltd.	2,446,199	14,781,540
Leighton Holdings Ltd.	105,817	2,217,696
Lend Lease Group unit	566,754	7,569,275
Macquarie Group Ltd.	300,890	16,383,245
Metcash Ltd.	934,033	2,451,276
Mirvac Group unit	3,856,496	6,609,256
National Australia Bank Ltd.	2,453,396	80,655,492
Newcrest Mining Ltd. (a)	797,709	8,433,630
Orica Ltd.	386,379	7,397,603
Origin Energy Ltd.	1,149,396	16,671,119
Qantas Airways Ltd. (a)	1,067,591	1,465,703
QBE Insurance Group Ltd.	1,394,776	15,006,540
QR National Ltd.	2,216,851	9,875,942
Ramsay Health Care Ltd.	137,100	6,653,195
realestate.com.au Ltd.	54,868	2,455,611
Rio Tinto Ltd.	454,164	26,565,546
Santos Ltd.	1,015,850	14,070,009
Scentre Group unit (a)	5,549,898	17,778,812
SEEK Ltd.	336,505	5,490,451
Sonic Healthcare Ltd.	395,131	6,506,045

	Shares	Value
SP AusNet unit	1,792,268	$ 2,368,553
Stockland Corp. Ltd. unit	2,488,182	9,876,310
Suncorp Group Ltd. (a)	1,340,647	18,067,764
Sydney Airport unit	1,131,847	4,682,902
Tabcorp Holdings Ltd.	767,806	2,574,362
Tatts Group Ltd.	1,455,155	4,512,019
Telstra Corp. Ltd.	4,530,241	23,524,463
The GPT Group unit	1,766,733	6,583,661
Toll Holdings Ltd.	708,585	3,950,844
TPG Telecom Ltd.	280,915	1,582,034
Transurban Group unit	1,822,186	13,716,755
Treasury Wine Estates Ltd.	678,937	3,240,216
Wesfarmers Ltd.	1,191,856	48,209,830
Westfield Corp. unit	2,060,734	14,665,624
Westpac Banking Corp.	3,240,715	106,225,191
Woodside Petroleum Ltd.	766,783	30,579,049
Woolworths Ltd.	1,307,662	44,161,880
WorleyParsons Ltd.	215,378	3,306,944
TOTAL AUSTRALIA		1,139,562,965
Austria - 0.2%
Andritz AG	74,274	3,973,959
Erste Group Bank AG	287,106	7,367,554
IMMOEAST AG (a)(d)	321,410	4
IMMOFINANZ Immobilien Anlagen AG	978,784	3,067,285
OMV AG	149,011	5,756,314
Raiffeisen International Bank-Holding AG (d)	118,629	3,039,515
Telekom Austria AG	265,155	2,480,611
Vienna Insurance Group AG	38,223	1,852,479
Voestalpine AG	115,529	4,956,248
TOTAL AUSTRIA		32,493,969
Bailiwick of Guernsey - 0.1%
Friends Life Group Ltd.	1,475,052	7,510,493
Bailiwick of Jersey - 1.3%
Experian PLC	1,034,341	17,995,849
Glencore Xstrata PLC	11,071,608	66,611,041
Petrofac Ltd.	268,631	5,034,976
Randgold Resources Ltd.	91,058	7,680,412
Shire PLC	612,633	49,915,720
Wolseley PLC	277,014	14,891,070
WPP PLC	1,402,416	29,431,057
TOTAL BAILIWICK OF JERSEY		191,560,125
Belgium - 1.2%
Ageas	229,657	7,708,403
Anheuser-Busch InBev SA NV	837,696	93,447,486
Belgacom SA	156,068	5,564,454
Colruyt NV	77,553	3,698,998
Delhaize Group SA	105,865	7,372,965
Groupe Bruxelles Lambert SA	83,712	8,229,705
Common Stocks - continued
	Shares	Value
Belgium - continued
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	$ 0
KBC Groupe SA (a)	261,554	14,906,638
Solvay SA Class A	61,377	9,657,395
Telenet Group Holding NV (a)	54,208	3,167,447
UCB SA	129,981	12,587,115
Umicore SA	113,103	5,471,139
TOTAL BELGIUM		171,811,745
Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	635,450	4,587,509
First Pacific Co. Ltd.	2,392,665	2,787,823
Kerry Properties Ltd.	662,681	2,462,592
Li & Fung Ltd.	6,095,246	7,565,921
Noble Group Ltd.	4,465,635	4,862,306
NWS Holdings Ltd.	1,520,939	2,873,084
Seadrill Ltd. (d)	391,355	14,409,153
Shangri-La Asia Ltd.	1,549,380	2,399,025
Yue Yuen Industrial (Holdings) Ltd.	759,000	2,355,333
TOTAL BERMUDA		44,302,746
Cayman Islands - 0.2%
ASM Pacific Technology Ltd.	247,729	2,577,963
MGM China Holdings Ltd.	998,400	3,304,361
Sands China Ltd.	2,519,600	16,417,933
Wynn Macau Ltd.	1,629,200	6,243,475
TOTAL CAYMAN ISLANDS		28,543,732
Denmark - 1.5%
A.P. Moller - Maersk A/S:
Series A	4,001	9,633,906
Series B	7,420	18,586,322
Carlsberg A/S Series B	111,734	10,190,068
Coloplast A/S Series B	115,259	9,568,150
Danske Bank A/S	681,963	19,175,661
DSV de Sammensluttede Vognmaend A/S	185,848	5,701,100
Novo Nordisk A/S Series B	2,074,954	95,169,441
Novozymes A/S Series B	247,957	11,512,336
Pandora A/S	119,954	8,967,614
TDC A/S	845,363	7,256,322
Tryg A/S	24,439	2,427,130
Vestas Wind Systems A/S (a)	233,207	9,815,518
William Demant Holding A/S (a)	25,113	1,940,322
TOTAL DENMARK		209,943,890
Finland - 0.9%
Elisa Corp. (A Shares)	144,207	3,926,042
Fortum Corp.	457,343	11,477,683
Kone Oyj (B Shares) (d)	320,316	13,552,310
Metso Corp.	125,952	4,938,360
Neste Oil Oyj	130,739	2,559,589
Nokia Corp.	3,888,418	32,656,639

	Shares	Value
Nokian Tyres PLC	116,834	$ 3,722,715
Orion Oyj (B Shares)	102,849	4,033,883
Sampo Oyj (A Shares)	462,321	22,737,478
Stora Enso Oyj (R Shares)	563,476	4,905,013
UPM-Kymmene Corp. (d)	548,341	8,235,231
Wartsila Corp.	175,832	8,839,378
TOTAL FINLAND		121,584,321
France - 8.9%
Accor SA	176,454	8,573,877
Aeroports de Paris	30,894	4,105,999
Air Liquide SA	80,709	10,312,068
Alcatel-Lucent SA (a)(d)	2,893,165	10,003,043
Alstom SA (a)	223,647	7,922,282
Arkema SA	62,825	4,714,368
Atos Origin SA	81,724	6,234,555
AXA SA	1,888,679	46,778,721
BIC SA	29,167	3,962,699
BNP Paribas SA	1,102,625	74,439,042
Bollore	5,596	3,529,375
Bouygues SA	206,401	7,575,989
Bureau Veritas SA	230,218	5,469,109
Cap Gemini SA	150,627	10,709,253
Carrefour SA	640,423	22,202,550
Casino Guichard Perrachon SA	58,329	6,961,337
Christian Dior SA	56,904	10,119,986
CNP Assurances	179,956	3,550,345
Compagnie de St. Gobain	463,426	23,522,525
Credit Agricole SA	1,054,454	15,635,366
Danone SA	593,376	41,436,643
Dassault Systemes SA	131,428	8,703,567
Edenred SA	211,387	6,268,861
EDF SA	252,439	8,207,724
Essilor International SA	212,108	22,496,608
Eurazeo SA	38,622	2,934,721
Eutelsat Communications	157,918	5,267,295
Fonciere des Regions	29,357	2,970,170
GDF Suez	1,508,168	37,146,167
Gecina SA	29,485	4,164,745
Groupe Eurotunnel SA	543,970	6,998,826
ICADE	38,547	3,584,418
Iliad SA	27,244	5,985,301
Imerys SA	35,165	2,810,191
JCDecaux SA	68,707	2,424,855
Kering SA	78,852	16,706,723
Klepierre SA	103,585	4,933,825
L'Oreal SA (a)	260,703	43,161,389
Lafarge SA (a)	159,515	12,219,373
Lafarge SA (Bearer)	34,997	2,680,885
Common Stocks - continued
	Shares	Value
France - continued
Lagardere S.C.A. (Reg.)	120,514	$ 3,318,211
Legrand SA	275,743	15,242,487
LVMH Moet Hennessy - Louis Vuitton SA	290,911	50,475,123
Michelin CGDE Series B (d)	193,702	21,417,416
Natixis SA	961,334	6,757,825
Orange SA	1,930,528	29,222,404
Pernod Ricard SA	220,873	26,043,991
Peugeot Citroen SA (a)	406,740	5,713,121
Publicis Groupe SA (a)	189,623	14,127,096
Remy Cointreau SA	24,881	1,977,563
Renault SA	200,232	15,675,190
Rexel SA	279,558	5,564,977
Safran SA	281,976	18,482,510
Sanofi SA	1,241,768	136,088,328
Schneider Electric SA	546,389	46,177,118
SCOR SE	156,908	4,803,744
Societe Generale Series A	748,573	37,922,216
Sodexo SA	97,138	9,568,756
Suez Environnement SA	293,876	5,417,521
Technip SA	106,894	9,901,963
Thales SA	96,542	5,390,549
Total SA	2,229,779	147,139,814
Unibail-Rodamco (a)	101,270	27,198,224
Valeo SA	78,539	9,490,965
Vallourec SA	113,038	5,048,408
Veolia Environnement SA	425,877	7,823,798
VINCI SA	502,327	32,836,620
Vivendi SA	1,254,182	32,620,823
Wendel SA	32,228	3,890,325
Zodiac Aerospace	193,546	6,313,240
TOTAL FRANCE		1,269,075,102
Germany - 8.0%
adidas AG	218,012	16,339,500
Allianz SE	475,593	81,218,714
Axel Springer Verlag AG	42,108	2,494,731
BASF AG	956,974	98,443,097
Bayer AG	861,647	115,537,037
Bayerische Motoren Werke AG (BMW)	345,378	40,207,515
Beiersdorf AG	104,526	9,200,536
Brenntag AG	160,248	8,480,218
Celesio AG (d)	47,954	1,628,787
Commerzbank AG (a)(d)	1,008,782	15,269,634
Continental AG	114,738	24,498,499
Daimler AG (Germany)	1,003,200	82,041,945
Deutsche Bank AG	1,436,584	49,254,923
Deutsche Boerse AG	200,937	14,286,186
Deutsche Lufthansa AG	237,077	4,104,109
Deutsche Post AG	1,008,427	32,973,189
Deutsche Telekom AG	3,243,980	48,618,048

	Shares	Value
Deutsche Wohnen AG (Bearer)	295,525	$ 6,667,198
E.ON AG	2,084,839	37,885,545
Fraport AG Frankfurt Airport Services Worldwide	37,964	2,573,952
Fresenius Medical Care AG & Co. KGaA	225,358	15,878,380
Fresenius SE & Co. KGaA	392,235	19,135,955
GEA Group AG	190,057	8,598,045
Hannover Reuck SE	62,529	5,193,332
HeidelbergCement Finance AG	146,264	11,035,181
Henkel AG & Co. KGaA	127,666	12,143,187
Hochtief AG	33,236	2,627,214
Hugo Boss AG (a)	32,670	4,578,138
Infineon Technologies AG	1,175,790	13,664,899
K&S AG	177,516	5,518,628
Kabel Deutschland Holding AG	22,197	3,132,401
Lanxess AG	94,801	5,868,822
Linde AG	193,343	38,271,583
MAN SE	37,855	4,488,997
Merck KGaA	134,424	11,697,967
Metro AG (a)	166,992	5,865,074
Muenchener Rueckversicherungs AG	185,700	37,234,478
OSRAM Licht AG (a)	92,388	3,862,732
ProSiebenSat.1 Media AG	227,775	9,132,681
RWE AG	509,785	19,947,597
SAP AG	960,104	74,834,624
Siemens AG	826,093	103,559,885
Sky Deutschland AG (a)	457,529	4,041,667
Telefonica Deutschland Holding AG	287,308	2,184,641
Thyssenkrupp AG (a)	472,612	13,118,383
United Internet AG	120,666	5,183,763
Volkswagen AG	30,844	6,909,934
TOTAL GERMANY		1,139,431,551
Hong Kong - 2.6%
AIA Group Ltd.	12,547,200	68,482,985
Bank of East Asia Ltd.	1,321,089	5,625,246
BOC Hong Kong (Holdings) Ltd.	3,850,066	12,941,106
Cathay Pacific Airways Ltd.	1,216,327	2,259,999
Cheung Kong Holdings Ltd.	1,446,449	26,371,861
CLP Holdings Ltd.	1,974,157	16,710,176
Galaxy Entertainment Group Ltd.	2,422,000	18,250,824
Hang Lung Properties Ltd.	2,323,423	7,674,741
Hang Seng Bank Ltd.	796,601	13,454,761
Henderson Land Development Co. Ltd.	1,176,862	7,797,610
HKT Trust/HKT Ltd. unit	2,718,760	3,220,394
Hong Kong & China Gas Co. Ltd.	6,570,723	14,904,847
Hong Kong Exchanges and Clearing Ltd.	1,149,336	26,412,312
Hutchison Whampoa Ltd.	2,220,158	28,876,191
Hysan Development Co. Ltd.	667,677	3,273,750
Link (REIT)	2,412,308	14,318,123
MTR Corp. Ltd.	1,524,196	6,047,577
New World Development Co. Ltd.	5,372,730	6,793,860
PCCW Ltd.	4,217,352	2,682,763
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Power Assets Holdings Ltd.	1,439,676	$ 13,114,899
Sino Land Ltd.	3,074,868	5,435,538
SJM Holdings Ltd.	2,010,000	5,057,387
Sun Hung Kai Properties Ltd.	1,688,676	25,624,131
Sun Hung Kai Properties Ltd. warrants 4/22/16 (a)	131,717	324,617
Swire Pacific Ltd. (A Shares)	664,884	8,947,994
Swire Properties Ltd.	1,212,000	4,066,038
Techtronic Industries Co. Ltd.	1,417,500	4,325,633
Wharf Holdings Ltd.	1,570,585	12,280,882
Wheelock and Co. Ltd.	940,000	4,924,355
TOTAL HONG KONG		370,200,600
Ireland - 0.3%
Bank of Ireland (a)	28,569,134	11,367,063
CRH PLC	756,182	17,428,250
CRH PLC sponsored ADR	2,500	58,100
James Hardie Industries PLC CDI	462,390	5,531,987
Kerry Group PLC Class A	161,668	12,161,255
Ryanair Holdings PLC (a)	261,736	2,458,950
TOTAL IRELAND		49,005,605
Isle of Man - 0.1%
Genting Singapore PLC	6,383,859	6,235,385
Israel - 0.5%
Bank Hapoalim BM (Reg.)	1,106,303	6,267,348
Bank Leumi le-Israel BM (a)	1,392,659	5,435,052
Bezeq The Israeli Telecommunication Corp. Ltd.	1,967,247	3,718,204
Delek Group Ltd.	4,776	1,736,970
Israel Chemicals Ltd.	461,857	3,566,164
Israel Corp. Ltd. (Class A) (a)	2,826	1,592,269
Mizrahi Tefahot Bank Ltd.	139,973	1,717,112
NICE Systems Ltd.	55,809	2,194,242
NICE Systems Ltd. sponsored ADR (d)	5,868	231,258
Teva Pharmaceutical Industries Ltd.	839,111	44,059,253
Teva Pharmaceutical Industries Ltd. sponsored ADR	51,084	2,682,932
TOTAL ISRAEL		73,200,804
Italy - 2.2%
Assicurazioni Generali SpA	1,217,114	24,883,971
Atlantia SpA	428,320	10,873,123
Banca Monte dei Paschi di Siena SpA (a)	4,563,641	6,823,899
Banco Popolare Societa Cooperativa (a)	379,663	5,921,447
Enel Green Power SpA	1,816,173	5,011,357
Enel SpA	6,862,832	36,304,125
Eni SpA	2,651,266	66,204,861
EXOR SpA	102,805	4,090,241
Fiat SpA (a)(d)	910,469	8,904,428
Finmeccanica SpA (a)	422,150	3,949,350
Intesa Sanpaolo SpA	12,150,770	36,178,928
Intesa Sanpaolo SpA (Risparmio Shares)	940,000	2,451,699

	Shares	Value
Luxottica Group SpA	174,663	$ 9,326,623
Mediobanca SpA (a)	631,304	5,516,188
Pirelli & C. SpA	246,272	3,763,341
Prysmian SpA	211,300	4,292,278
Saipem SpA (a)	276,349	6,557,744
Snam Rete Gas SpA	2,107,005	12,253,378
Telecom Italia SpA (a)(d)	10,397,980	11,994,892
Terna SpA	1,577,537	8,125,395
UniCredit SpA	4,599,695	35,597,801
Unione di Banche Italiane ScpA	886,803	6,927,202
Unipolsai SpA	930,916	2,923,393
TOTAL ITALY		318,875,664
Japan - 20.0%
ABC-MART, Inc.	26,900	1,378,029
ACOM Co. Ltd. (a)(d)	420,500	1,454,947
Advantest Corp.	168,090	1,951,586
AEON Co. Ltd.	661,300	7,144,036
AEON Financial Service Co. Ltd.	115,600	2,682,093
AEON Mall Co. Ltd.	116,340	2,534,891
Air Water, Inc.	156,000	2,452,939
Aisin Seiki Co. Ltd.	198,900	7,350,382
Ajinomoto Co., Inc.	605,866	9,849,799
Alfresa Holdings Corp.	45,100	2,678,822
All Nippon Airways Ltd.	1,170,000	2,843,894
Amada Co. Ltd.	364,000	3,428,517
Aozora Bank Ltd.	1,201,000	4,097,794
Asahi Glass Co. Ltd.	1,040,677	5,635,229
Asahi Group Holdings	402,203	12,683,243
Asahi Kasei Corp.	1,310,727	10,511,515
Asics Corp.	169,200	3,465,474
Astellas Pharma, Inc.	2,261,800	32,564,529
Bandai Namco Holdings, Inc.	185,750	5,188,039
Bank of Kyoto Ltd.	352,000	3,095,584
Bank of Yokohama Ltd.	1,219,084	6,721,981
Benesse Holdings, Inc.	72,300	2,560,676
Bridgestone Corp.	678,079	23,259,781
Brother Industries Ltd.	246,400	4,776,672
Calbee, Inc.	76,400	2,636,129
Canon, Inc.	1,182,544	38,590,635
Casio Computer Co. Ltd. (d)	223,100	3,885,407
Central Japan Railway Co.	150,400	21,075,804
Chiba Bank Ltd.	774,674	5,457,600
Chiyoda Corp.	158,000	1,728,137
Chubu Electric Power Co., Inc. (a)	672,164	7,762,075
Chugai Pharmaceutical Co. Ltd.	234,625	7,430,337
Chugoku Electric Power Co., Inc.	308,100	4,062,792
Citizen Holdings Co. Ltd.	277,766	1,972,887
Credit Saison Co. Ltd.	157,752	3,133,965
Dai Nippon Printing Co. Ltd.	586,242	6,150,061
Dai-ichi Mutual Life Insurance Co.	1,112,300	15,934,289
Daicel Chemical Industries Ltd.	293,000	3,249,767
Daido Steel Co. Ltd.	294,000	1,291,345
Daihatsu Motor Co. Ltd.	197,600	3,390,033
Common Stocks - continued
	Shares	Value
Japan - continued
Daiichi Sankyo Kabushiki Kaisha	670,270	$ 11,840,610
Daikin Industries Ltd.	244,294	16,834,908
Dainippon Sumitomo Pharma Co. Ltd.	168,000	2,281,551
Daito Trust Construction Co. Ltd.	75,463	9,330,881
Daiwa House Industry Co. Ltd.	617,184	11,671,003
Daiwa Securities Group, Inc.	1,731,985	14,084,603
DeNA Co. Ltd. (d)	112,800	1,405,054
DENSO Corp.	506,838	21,984,333
Dentsu, Inc.	225,200	9,144,793
Don Quijote Holdings Co. Ltd.	61,100	3,235,725
East Japan Railway Co.	350,000	27,190,639
Eisai Co. Ltd.	261,878	10,937,487
Electric Power Development Co. Ltd.	121,080	3,968,310
FamilyMart Co. Ltd.	60,600	2,539,440
Fanuc Corp.	199,572	33,375,489
Fast Retailing Co. Ltd.	55,300	17,300,351
Fuji Electric Co. Ltd.	577,153	2,790,215
Fuji Heavy Industries Ltd.	612,200	17,390,140
Fujifilm Holdings Corp.	483,305	14,564,879
Fujitsu Ltd.	1,944,075	13,335,445
Fukuoka Financial Group, Inc.	802,300	3,886,388
GREE, Inc. (a)(d)	111,500	874,468
GungHo Online Entertainment, Inc. (d)	424,600	2,268,995
Gunma Bank Ltd.	392,663	2,313,445
Hakuhodo DY Holdings, Inc.	246,400	2,548,190
Hamamatsu Photonics K.K.	73,400	3,488,519
Hankyu Hanshin Holdings, Inc.	1,197,000	7,052,343
Hikari Tsushin, Inc.	16,800	1,043,087
Hino Motors Ltd.	270,400	3,833,341
Hirose Electric Co. Ltd.	31,298	4,039,907
Hiroshima Bank Ltd.	510,000	2,460,666
Hisamitsu Pharmaceutical Co., Inc.	62,200	2,468,989
Hitachi Chemical Co. Ltd.	110,900	2,063,553
Hitachi Construction Machinery Co. Ltd.	110,300	2,166,882
Hitachi High-Technologies Corp.	65,200	1,821,051
Hitachi Ltd.	5,037,271	38,077,886
Hitachi Metals Ltd.	223,000	3,797,934
Hokuhoku Financial Group, Inc.	1,248,000	2,482,926
Hokuriku Electric Power Co., Inc.	175,700	2,274,669
Honda Motor Co. Ltd.	1,696,960	57,605,428
Honda Motor Co. Ltd. sponsored ADR (d)	2,457	83,661
Hoya Corp.	453,616	14,659,847
Hulic Co. Ltd.	265,200	3,007,699
Ibiden Co. Ltd.	123,800	2,430,904
Idemitsu Kosan Co. Ltd.	92,400	2,026,592
Iida Group Holdings Co. Ltd.	166,100	2,378,673
INPEX Corp.	916,600	13,126,378
Isetan Mitsukoshi Holdings Ltd.	351,487	4,222,776
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,375,185	6,476,435
Isuzu Motors Ltd.	1,233,000	8,519,426
Itochu Corp.	1,567,486	19,924,074

	Shares	Value
ITOCHU Techno-Solutions Corp.	26,000	$ 1,155,750
Iyo Bank Ltd.	253,000	2,565,380
J. Front Retailing Co. Ltd.	247,400	3,133,963
Japan Airlines Co. Ltd.	61,500	3,457,879
Japan Display, Inc.	380,800	1,928,796
Japan Exchange Group, Inc.	272,500	6,463,838
Japan Prime Realty Investment Corp.	821	3,018,237
Japan Real Estate Investment Corp.	1,232	6,773,069
Japan Retail Fund Investment Corp.	2,407	5,047,887
Japan Tobacco, Inc.	1,146,800	39,282,956
JFE Holdings, Inc.	510,375	10,320,813
JGC Corp.	216,117	6,254,297
Joyo Bank Ltd.	704,941	3,658,687
JSR Corp.	187,216	3,253,270
JTEKT Corp.	214,900	3,416,258
JX Holdings, Inc.	2,345,568	12,056,416
Kajima Corp.	883,317	4,516,552
Kakaku.com, Inc.	153,500	2,406,252
Kamigumi Co. Ltd.	241,663	2,248,352
Kaneka Corp.	289,559	1,711,555
Kansai Electric Power Co., Inc. (a)	733,836	6,712,401
Kansai Paint Co. Ltd.	242,000	3,842,414
Kao Corp.	538,050	23,193,371
Kawasaki Heavy Industries Ltd.	1,467,945	5,460,087
KDDI Corp.	607,600	35,032,845
Keihin Electric Express Railway Co. Ltd.	491,061	4,318,524
Keio Corp.	596,410	4,602,982
Keisei Electric Railway Co.	288,000	2,978,404
Keyence Corp.	47,562	20,353,674
Kikkoman Corp.	155,849	3,412,216
Kintetsu Corp.	1,872,100	6,567,509
Kirin Holdings Co. Ltd.	864,356	11,584,838
Kobe Steel Ltd.	3,204,000	5,204,248
Koito Manufacturing Co. Ltd.	99,000	2,704,195
Komatsu Ltd.	972,145	21,942,320
Konami Corp.	105,600	2,445,004
Konica Minolta, Inc.	495,400	5,442,282
Kubota Corp.	1,177,864	16,822,585
Kuraray Co. Ltd.	361,186	4,492,044
Kurita Water Industries Ltd.	107,100	2,403,561
Kyocera Corp.	334,504	15,639,336
Kyowa Hakko Kirin Co., Ltd.	237,689	3,221,121
Kyushu Electric Power Co., Inc. (a)	446,770	4,534,472
Lawson, Inc.	68,116	4,890,447
LIXIL Group Corp.	276,159	6,110,029
M3, Inc.	198,900	3,477,333
Mabuchi Motor Co. Ltd.	25,221	2,142,858
Makita Corp.	123,600	6,901,975
Marubeni Corp.	1,710,244	12,344,594
Marui Group Co. Ltd.	243,149	2,042,503
Maruichi Steel Tube Ltd.	49,400	1,312,332
Mazda Motor Corp.	564,100	13,304,833
McDonald's Holdings Co. (Japan) Ltd. (d)	67,500	1,664,064
Medipal Holdings Corp.	142,200	1,839,600
Common Stocks - continued
	Shares	Value
Japan - continued
Meiji Holdings Co. Ltd.	63,629	$ 5,241,007
Miraca Holdings, Inc.	57,600	2,679,456
Mitsubishi Chemical Holdings Corp.	1,403,575	7,000,001
Mitsubishi Corp.	1,463,602	30,265,171
Mitsubishi Electric Corp.	2,013,106	25,191,638
Mitsubishi Estate Co. Ltd.	1,303,723	30,091,699
Mitsubishi Gas Chemical Co., Inc.	406,867	2,631,760
Mitsubishi Heavy Industries Ltd.	3,161,256	19,454,584
Mitsubishi Logistics Corp.	125,000	1,872,988
Mitsubishi Materials Corp.	1,154,937	3,896,227
Mitsubishi Motors Corp. of Japan	673,400	7,656,612
Mitsubishi Tanabe Pharma Corp.	235,600	3,604,932
Mitsubishi UFJ Financial Group, Inc.	13,285,730	76,574,163
Mitsubishi UFJ Lease & Finance Co. Ltd.	577,500	3,080,518
Mitsui & Co. Ltd.	1,809,623	29,498,012
Mitsui Chemicals, Inc.	841,683	2,483,509
Mitsui Fudosan Co. Ltd.	971,677	30,958,809
Mitsui OSK Lines Ltd.	1,122,285	4,109,670
Mizuho Financial Group, Inc.	23,990,500	45,757,101
MS&AD Insurance Group Holdings, Inc.	525,984	11,862,381
Murata Manufacturing Co. Ltd.	211,254	20,170,092
Nabtesco Corp.	119,900	2,759,964
Nagoya Railroad Co. Ltd. (d)	875,000	3,616,224
NEC Corp.	2,705,951	9,622,777
New Hampshire Foods Ltd.	181,740	3,846,331
Nexon Co. Ltd.	133,200	1,162,435
NGK Insulators Ltd.	272,309	6,857,125
NGK Spark Plug Co. Ltd.	185,000	5,396,463
NHK Spring Co. Ltd.	161,700	1,544,810
Nidec Corp.	212,084	13,555,261
Nikon Corp.	356,838	5,180,487
Nintendo Co. Ltd.	111,096	12,383,410
Nippon Building Fund, Inc.	1,442	8,024,586
Nippon Electric Glass Co. Ltd.	412,000	2,070,989
Nippon Express Co. Ltd.	882,546	4,037,598
Nippon Paint Co. Ltd.	178,000	4,403,595
Nippon Prologis REIT, Inc.	1,365	3,313,941
Nippon Steel & Sumitomo Metal Corp.	7,922,636	22,417,454
Nippon Telegraph & Telephone Corp.	390,600	26,236,730
Nippon Yusen KK	1,663,578	4,892,641
Nissan Motor Co. Ltd.	2,592,048	24,897,985
Nisshin Seifun Group, Inc.	210,749	2,428,642
Nissin Food Holdings Co. Ltd.	60,723	3,478,390
Nitori Holdings Co. Ltd.	72,100	4,324,129
Nitto Denko Corp.	164,294	8,605,914
NKSJ Holdings, Inc.	346,503	8,369,091
NOK Corp.	100,700	2,175,728
Nomura Holdings, Inc.	3,782,247	24,277,945
Nomura Real Estate Holdings, Inc.	128,700	2,321,783
Nomura Research Institute Ltd.	117,600	3,712,970
NSK Ltd.	482,576	6,409,919
NTT Data Corp.	131,700	4,721,428

	Shares	Value
NTT DOCOMO, Inc.	1,592,600	$ 27,579,312
NTT Urban Development Co.	120,800	1,383,955
Obayashi Corp.	665,704	5,080,196
Odakyu Electric Railway Co. Ltd.	652,000	6,429,449
Oji Holdings Corp.	832,352	3,383,967
Olympus Corp. (a)	249,829	8,920,320
OMRON Corp.	211,760	9,168,906
Ono Pharmaceutical Co. Ltd.	86,500	7,715,123
Oracle Corp. Japan	40,500	1,650,440
Oriental Land Co. Ltd.	52,056	10,129,018
ORIX Corp.	1,366,780	20,624,197
Osaka Gas Co. Ltd.	1,962,525	8,073,052
Otsuka Corp.	49,500	2,098,083
Otsuka Holdings Co. Ltd.	405,400	14,736,151
Panasonic Corp.	2,300,373	28,123,992
Park24 Co. Ltd.	103,400	1,798,779
Rakuten, Inc.	830,200	10,740,057
Resona Holdings, Inc.	2,292,400	12,430,891
Ricoh Co. Ltd.	738,270	7,986,188
Rinnai Corp.	38,400	3,406,526
ROHM Co. Ltd.	100,244	6,397,426
Sankyo Co. Ltd. (Gunma)	52,700	2,018,449
Sanrio Co. Ltd. (d)	51,400	1,467,725
Santen Pharmaceutical Co. Ltd.	77,200	4,451,920
SBI Holdings, Inc. Japan	208,760	2,471,933
Secom Co. Ltd.	217,967	13,321,660
Sega Sammy Holdings, Inc.	194,600	3,708,893
Seibu Holdings, Inc.	125,000	2,687,539
Seiko Epson Corp.	135,800	6,878,428
Sekisui Chemical Co. Ltd.	441,293	5,216,881
Sekisui House Ltd.	569,267	7,156,531
Seven & i Holdings Co., Ltd.	785,200	31,488,750
Seven Bank Ltd.	613,800	2,489,534
Sharp Corp. (a)(d)	1,603,675	5,055,557
Shikoku Electric Power Co., Inc. (a)	188,100	2,308,652
Shimadzu Corp.	243,000	2,127,666
Shimamura Co. Ltd.	23,400	2,109,587
SHIMANO, Inc.	82,100	9,792,503
SHIMIZU Corp.	617,416	5,103,347
Shin-Etsu Chemical Co., Ltd.	427,862	26,548,869
Shinsei Bank Ltd.	1,706,000	3,590,889
Shionogi & Co. Ltd.	310,591	7,313,643
Shiseido Co. Ltd.	372,850	6,880,408
Shizuoka Bank Ltd.	564,274	5,851,811
Showa Shell Sekiyu K.K.	199,900	2,144,153
SMC Corp.	57,471	15,021,614
SoftBank Corp.	1,001,030	72,329,612
Sony Corp.	1,081,985	20,616,250
Sony Financial Holdings, Inc.	179,200	2,869,405
Stanley Electric Co. Ltd.	150,125	3,553,826
Sumitomo Chemical Co. Ltd.	1,546,334	5,543,588
Sumitomo Corp.	1,171,142	15,116,956
Sumitomo Electric Industries Ltd.	787,606	11,528,896
Sumitomo Heavy Industries Ltd.	570,822	2,940,656
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Metal Mining Co. Ltd.	547,065	$ 8,299,698
Sumitomo Mitsui Financial Group, Inc.	1,326,400	53,651,688
Sumitomo Mitsui Trust Holdings, Inc.	3,459,722	14,202,621
Sumitomo Realty & Development Co. Ltd.	372,000	14,405,190
Sumitomo Rubber Industries Ltd.	176,700	2,523,679
Suntory Beverage & Food Ltd.	144,000	5,280,023
Suzuken Co. Ltd.	73,660	2,453,091
Suzuki Motor Corp.	379,300	12,325,564
Sysmex Corp.	151,400	5,856,937
T&D Holdings, Inc.	603,100	7,480,422
Taiheiyo Cement Corp.	1,225,000	5,121,582
Taisei Corp.	1,067,594	6,361,750
Taisho Pharmaceutical Holdings Co. Ltd.	32,857	2,491,631
Taiyo Nippon Sanso Corp. (d)	247,000	2,222,039
Takashimaya Co. Ltd.	280,000	2,392,426
Takeda Pharmaceutical Co. Ltd.	823,042	37,574,602
TDK Corp.	128,025	6,373,872
Teijin Ltd.	960,341	2,353,664
Terumo Corp.	317,224	7,982,050
The Chugoku Bank Ltd.	172,900	2,615,643
The Hachijuni Bank Ltd.	434,000	2,619,559
The Suruga Bank Ltd.	186,000	3,532,472
THK Co. Ltd.	118,600	2,807,553
Tobu Railway Co. Ltd.	1,068,297	5,595,866
Toho Co. Ltd.	116,954	2,707,888
Toho Gas Co. Ltd.	428,000	2,464,049
Tohoku Electric Power Co., Inc.	475,990	5,256,500
Tokio Marine Holdings, Inc.	721,700	21,998,862
Tokyo Electric Power Co., Inc. (a)	1,507,118	5,446,455
Tokyo Electron Ltd.	178,118	12,481,326
Tokyo Gas Co. Ltd.	2,496,395	14,177,710
Tokyo Tatemono Co. Ltd.	424,000	3,626,892
Tokyu Corp.	1,184,954	8,222,757
Tokyu Fudosan Holdings Corp.	511,600	3,923,848
TonenGeneral Sekiyu K.K.	297,856	2,716,760
Toppan Printing Co. Ltd.	580,013	4,259,022
Toray Industries, Inc.	1,522,883	10,390,645
Toshiba Corp.	4,194,880	18,489,807
Toto Ltd.	295,185	3,588,919
Toyo Seikan Group Holdings Ltd.	169,000	2,309,751
Toyo Suisan Kaisha Ltd.	92,000	2,878,178
Toyoda Gosei Co. Ltd.	65,100	1,239,493
Toyota Industries Corp.	168,786	8,103,091
Toyota Motor Corp.	2,873,651	163,967,664
Toyota Motor Corp. sponsored ADR (d)	830	94,886
Toyota Tsusho Corp.	219,600	5,793,666
Trend Micro, Inc.	110,500	3,557,836
Unicharm Corp.	129,780	8,520,613
United Urban Investment Corp.	2,604	4,199,637
USS Co. Ltd.	230,500	3,799,390
West Japan Railway Co.	172,200	8,143,689
Yahoo! Japan Corp.	1,506,400	6,066,429

	Shares	Value
Yakult Honsha Co. Ltd.	92,166	$ 5,058,079
Yamada Denki Co. Ltd. (d)	904,550	2,903,741
Yamaguchi Financial Group, Inc.	222,000	2,182,767
Yamaha Corp.	171,343	2,457,050
Yamaha Motor Co. Ltd.	277,100	5,126,796
Yamato Holdings Co. Ltd.	377,532	7,799,558
Yamato Kogyo Co. Ltd.	42,800	1,415,080
Yamazaki Baking Co. Ltd.	112,000	1,473,670
Yaskawa Electric Corp.	233,100	2,995,384
Yokogawa Electric Corp.	227,100	2,625,799
Yokohama Rubber Co. Ltd.	215,000	1,909,366
TOTAL JAPAN		2,849,889,820
Luxembourg - 0.4%
Altice S.A.	76,947	4,913,679
ArcelorMittal SA (Netherlands)	1,040,405	15,121,974
Millicom International Cellular SA (depository receipt)	68,631	6,151,922
RTL Group SA	40,898	3,967,471
SES SA (France) (depositary receipt)	314,383	11,632,433
Subsea 7 SA (a)	294,892	4,905,391
Tenaris SA	493,898	10,913,208
TOTAL LUXEMBOURG		57,606,078
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	76
Mauritius - 0.0%
Golden Agri-Resources Ltd.	7,317,680	2,987,884
Netherlands - 3.0%
AEGON NV	1,889,499	14,941,472
Airbus Group NV	611,824	37,626,827
Akzo Nobel NV	249,515	17,635,064
ASML Holding NV (Netherlands)	372,458	35,751,129
CNH Industrial NV	979,471	8,506,911
Corio NV (a)	73,665	3,957,346
Delta Lloyd NV	211,280	5,090,004
Fugro NV (Certificaten Van Aandelen)	77,194	2,799,949
Gemalto NV (d)	82,624	8,089,089
Heineken Holding NV	103,997	7,178,059
Heineken NV (Bearer)	239,518	18,221,980
ING Groep NV (Certificaten Van Aandelen) (a)(d)	4,000,540	55,058,875
Koninklijke Ahold NV	967,483	16,525,916
Koninklijke Boskalis Westminster NV	89,159	5,130,605
Koninklijke KPN NV (a)	3,317,850	11,075,146
Koninklijke Philips Electronics NV	1,015,400	31,013,930
OCI NV (a)	94,490	3,158,507
QIAGEN NV (a)	246,676	5,973,530
Randstad Holding NV	129,710	6,296,627
Reed Elsevier NV	724,391	16,513,965
Royal DSM NV	179,864	12,010,408
STMicroelectronics NV	661,184	5,554,013
TNT Express NV	469,520	3,509,074
Common Stocks - continued
	Shares	Value
Netherlands - continued
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,697,530	$ 70,592,190
Vopak NV (d)	72,835	3,734,274
Wolters Kluwer NV	313,638	8,687,166
Ziggo NV	154,766	7,361,443
TOTAL NETHERLANDS		421,993,499
New Zealand - 0.1%
Auckland International Airport Ltd.	973,561	2,988,610
Contact Energy Ltd.	377,126	1,750,731
Fletcher Building Ltd.	720,401	5,543,731
Ryman Healthcare Group Ltd.	388,232	2,617,377
Spark New Zealand Ltd.	1,901,732	4,668,715
Xero Ltd. (a)	67,000	1,412,262
TOTAL NEW ZEALAND		18,981,426
Norway - 0.7%
Aker Solutions ASA	165,573	2,505,788
DNB ASA	1,016,852	18,965,640
Gjensidige Forsikring ASA	206,036	4,284,972
Norsk Hydro ASA	1,392,886	8,180,294
Orkla ASA	846,888	7,651,841
Statoil ASA	1,162,521	32,701,477
Telenor ASA	788,334	18,074,083
Yara International ASA	189,400	9,503,691
TOTAL NORWAY		101,867,786
Portugal - 0.2%
Banco Comercial Portugues SA (Reg.) (a)(d)	36,446,542	4,956,505
Banco Espirito Santo SA (Reg.) (a)	2,598,658	409,741
Energias de Portugal SA	2,409,944	11,665,555
Galp Energia SGPS SA Class B	399,776	7,091,357
Jeronimo Martins SGPS SA	260,864	3,533,879
TOTAL PORTUGAL		27,657,037
Singapore - 1.4%
Ascendas Real Estate Investment Trust	2,141,183	4,028,486
CapitaCommercial Trust (REIT)	2,103,000	2,862,255
CapitaLand Ltd.	2,645,437	7,031,625
CapitaMall Trust	2,491,200	3,988,952
City Developments Ltd.	439,000	3,525,215
ComfortDelgro Corp. Ltd.	2,094,784	4,209,526
DBS Group Holdings Ltd.	1,789,485	25,673,569
Global Logistic Properties Ltd.	3,219,000	7,344,902
Hutchison Port Holdings Trust	5,846,000	4,209,120
Jardine Cycle & Carriage Ltd.	110,267	3,977,928
Keppel Corp. Ltd.	1,508,400	13,163,252
Keppel Land Ltd.	720,000	2,000,240
Olam International Ltd.	648,700	1,376,290
Oversea-Chinese Banking Corp. Ltd.	2,684,433	21,491,798
Oversea-Chinese Banking Corp. Ltd. rights 9/15/14 (a)	335,554	631,321
SembCorp Industries Ltd.	1,025,130	4,202,126

	Shares	Value
SembCorp Marine Ltd.	868,800	$ 2,754,452
Singapore Airlines Ltd.	546,425	4,418,472
Singapore Exchange Ltd.	845,000	4,925,023
Singapore Press Holdings Ltd.	1,665,021	5,532,074
Singapore Technologies Engineering Ltd.	1,614,161	4,729,858
Singapore Telecommunications Ltd.	8,295,827	25,836,249
StarHub Ltd.	602,000	2,000,160
United Overseas Bank Ltd.	1,327,189	24,364,472
UOL Group Ltd.	480,356	2,442,064
Wilmar International Ltd.	1,985,000	5,021,897
Yangzijiang Shipbuilding Holdings Ltd.	1,983,000	1,849,562
TOTAL SINGAPORE		193,590,888
Spain - 3.5%
Abertis Infraestructuras SA	416,640	8,764,580
ACS Actividades de Construccion y Servicios SA	184,183	7,757,542
Amadeus IT Holding SA Class A	396,701	14,751,241
Banco Bilbao Vizcaya Argentaria SA	6,146,664	74,408,810
Banco de Sabadell SA (d)	3,541,970	11,150,916
Banco Popular Espanol SA (d)	1,818,167	11,350,046
Banco Santander SA (Spain)	12,554,689	125,083,159
Bankia SA (a)	4,789,569	9,263,670
Criteria CaixaCorp SA	1,841,777	11,078,773
Distribuidora Internacional de Alimentacion SA	646,706	5,445,130
Enagas SA	211,636	7,054,867
Ferrovial SA	426,351	8,677,558
Gas Natural SDG SA	363,610	11,148,655
Grifols SA	154,273	7,181,909
Iberdrola SA	5,429,897	39,846,814
Inditex SA	1,136,906	32,939,120
International Consolidated Airlines Group SA (a)	277,099	1,658,813
International Consolidated Airlines Group SA CDI (a)	777,807	4,664,090
MAPFRE SA (Reg.)	1,084,033	4,063,714
Red Electrica Corporacion SA	113,127	9,526,544
Repsol YPF SA	1,049,254	26,043,025
Telefonica SA	4,264,049	67,648,218
Zardoya Otis SA	178,733	2,592,702
Zardoya Otis SA	6,706	97,277
TOTAL SPAIN		502,197,173
Sweden - 2.9%
Alfa Laval AB	327,828	7,485,975
ASSA ABLOY AB (B Shares)	348,030	17,582,629
Atlas Copco AB:
(A Shares)	695,606	20,253,364
(B Shares)	410,012	10,928,960
Boliden AB	282,041	4,467,137
Electrolux AB (B Shares)	252,087	6,394,824
Elekta AB (B Shares)	386,496	4,404,536
Getinge AB (B Shares)	207,262	5,417,858
H&M Hennes & Mauritz AB (B Shares)	989,533	42,091,521
Common Stocks - continued
	Shares	Value
Sweden - continued
Hexagon AB (B Shares)	265,514	$ 8,684,265
Husqvarna AB (B Shares)	423,745	3,207,227
Industrivarden AB (C Shares)	128,501	2,316,576
Investment AB Kinnevik (B Shares)	246,439	9,999,657
Investor AB (B Shares)	476,115	17,643,350
Lundin Petroleum AB (a)	232,379	4,328,897
Nordea Bank AB	3,165,120	41,255,132
Sandvik AB	1,111,898	13,864,422
Securitas AB (B Shares)	324,305	3,542,682
Skandinaviska Enskilda Banken AB (A Shares)	1,582,519	20,660,995
Skanska AB (B Shares)	391,464	8,098,965
SKF AB (B Shares)	412,031	9,503,079
Svenska Cellulosa AB (SCA) (B Shares)	611,793	14,705,616
Svenska Handelsbanken AB (A Shares)	519,669	24,357,916
Swedbank AB (A Shares)	943,235	24,022,010
Swedish Match Co. AB	211,413	7,059,956
Tele2 AB (B Shares)	334,857	4,165,800
Telefonaktiebolaget LM Ericsson (B Shares)	3,171,517	39,521,983
TeliaSonera AB	2,477,584	18,078,733
Volvo AB (B Shares)	1,591,648	19,003,903
TOTAL SWEDEN		413,047,968
Switzerland - 8.9%
ABB Ltd. (Reg.)	2,291,429	52,117,219
Actelion Ltd.	106,146	13,030,504
Adecco SA (Reg.)	177,770	13,457,889
Aryzta AG	91,324	8,341,068
Baloise Holdings AG	48,991	6,387,694
Barry Callebaut AG	2,293	2,809,896
Coca-Cola HBC AG	207,956	4,881,667
Compagnie Financiere Richemont SA Series A	544,222	51,899,827
Credit Suisse Group AG	1,579,568	44,562,638
Ems-Chemie Holding AG	8,477	3,684,247
Geberit AG (Reg.)	39,172	13,291,300
Givaudan SA	9,616	15,962,948
Holcim Ltd. (Reg.)	238,879	18,994,790
Julius Baer Group Ltd.	233,839	10,629,161
Kuehne & Nagel International AG	56,325	7,589,350
Lindt & Spruengli AG	107	6,704,618
Lindt & Spruengli AG (participation certificate)	962	5,043,414
Lonza Group AG	54,592	6,249,789
Nestle SA	3,361,428	260,740,546
Novartis AG	2,397,448	215,402,227
Pargesa Holding SA	31,701	2,722,754
Partners Group Holding AG	17,865	4,713,145
Roche Holding AG (participation certificate)	732,215	213,849,229
Schindler Holding AG:
(participation certificate)	48,189	6,965,503
(Reg.)	21,868	3,179,977

	Shares	Value
SGS SA (Reg.)	5,723	$ 12,698,384
Sika AG (Bearer)	2,245	8,485,540
Sonova Holding AG Class B	55,698	8,906,341
Sulzer AG (Reg.)	24,747	3,283,247
Swatch Group AG (Bearer)	32,170	17,443,741
Swatch Group AG (Bearer) (Reg.)	51,650	5,288,492
Swiss Life Holding AG	33,467	8,435,558
Swiss Prime Site AG	59,897	4,782,365
Swiss Re Ltd.	367,173	30,096,148
Swisscom AG	24,200	14,049,997
Syngenta AG (Switzerland)	97,060	34,860,466
Transocean Ltd. (Switzerland) (d)	376,378	14,480,334
UBS AG	3,803,530	68,261,227
Zurich Insurance Group AG	155,261	46,846,356
TOTAL SWITZERLAND		1,271,129,596
United Kingdom - 19.7%
3i Group PLC	1,011,501	6,602,785
Aberdeen Asset Management PLC	958,979	6,915,861
Admiral Group PLC	199,725	4,426,506
Aggreko PLC	266,299	7,524,479
AMEC PLC	311,533	5,818,404
Anglo American PLC (United Kingdom)	1,452,993	36,893,364
Antofagasta PLC	408,355	5,325,144
ARM Holdings PLC	1,468,116	23,725,638
ASOS PLC (a)	55,473	2,609,009
Associated British Foods PLC	371,534	17,659,046
AstraZeneca PLC (United Kingdom)	1,314,218	100,285,865
Aviva PLC	3,071,221	26,580,945
Babcock International Group PLC	524,821	9,767,067
BAE Systems PLC	3,315,221	24,497,254
Barclays PLC	17,040,411	63,557,862
BG Group PLC	3,552,970	70,823,409
BHP Billiton PLC	2,201,419	69,391,656
BP PLC	19,247,887	153,541,567
British American Tobacco PLC (United Kingdom)	1,966,530	116,267,728
British Land Co. PLC	996,642	12,086,672
British Sky Broadcasting Group PLC	1,082,767	15,701,648
BT Group PLC	8,240,448	52,980,802
Bunzl PLC	345,438	9,439,463
Burberry Group PLC	461,573	10,888,845
Capita Group PLC	688,246	14,019,599
Capital Shopping Centres Group PLC	903,022	5,127,100
Carnival PLC	191,611	7,177,083
Carphone Warehouse Group PLC	1,015,000	5,806,690
Centrica PLC	5,264,309	27,914,099
Cobham PLC	1,182,587	5,832,881
Compass Group PLC	1,753,874	28,520,042
Croda International PLC	140,382	5,085,264
Diageo PLC	2,617,391	77,239,947
Direct Line Insurance Group PLC	1,562,301	7,752,432
Common Stocks - continued
	Shares	Value
United Kingdom - continued
easyJet PLC	161,992	$ 3,590,229
Fresnillo PLC	231,765	3,701,436
G4S PLC (United Kingdom)	1,606,268	7,066,611
GKN PLC	1,709,331	9,957,650
GlaxoSmithKline PLC	5,059,535	123,653,698
GlaxoSmithKline PLC sponsored ADR (d)	2,239	109,935
Hammerson PLC	745,960	7,523,313
Hargreaves Lansdown PLC	245,558	4,573,980
HSBC Holdings PLC (United Kingdom)	19,837,023	214,422,188
ICAP PLC	574,608	3,617,323
IMI PLC	281,737	6,342,360
Imperial Tobacco Group PLC	1,003,699	43,773,462
Inmarsat PLC	445,317	5,178,748
InterContinental Hotel Group PLC	248,884	9,540,254
Intertek Group PLC	167,905	7,807,717
Investec PLC	578,974	5,272,093
ITV PLC	3,984,471	13,970,499
J Sainsbury PLC	1,287,712	6,206,019
Johnson Matthey PLC	212,401	11,135,661
Kingfisher PLC	2,484,682	12,527,457
Land Securities Group PLC	823,067	14,784,607
Legal & General Group PLC	6,168,410	24,751,254
Lloyds Banking Group PLC (a)	59,507,116	75,432,455
London Stock Exchange Group PLC	184,570	6,260,036
Marks & Spencer Group PLC	1,705,241	12,170,279
Meggitt PLC	833,550	6,526,086
Melrose PLC	1,114,842	5,047,145
National Grid PLC	3,888,201	58,105,304
Next PLC	161,461	19,018,111
Old Mutual PLC	5,105,941	16,860,013
Pearson PLC	854,198	15,755,056
Persimmon PLC	318,132	6,992,664
Prudential PLC	2,664,381	64,224,955
Prudential PLC ADR (d)	2,253	108,730
Reckitt Benckiser Group PLC	675,497	58,874,883
Reed Elsevier PLC	1,205,082	19,656,061
Rexam PLC	731,381	6,156,005
Rio Tinto PLC	1,325,740	70,887,559
Rolls-Royce Group PLC	1,959,278	33,210,020
Royal & Sun Alliance Insurance Group PLC	1,057,416	8,043,560
Royal Bank of Scotland Group PLC (a)	2,587,724	15,592,017
Royal Dutch Shell PLC:
Class A (Netherlands)	172,232	6,959,200
Class A (United Kingdom)	3,925,501	158,871,511
Class B (United Kingdom)	2,537,470	107,180,224
Royal Mail PLC	680,384	5,042,264
SABMiller PLC	1,004,367	55,407,698
Sage Group PLC	1,139,475	7,447,621
Schroders PLC	130,158	5,263,753
Scottish & Southern Energy PLC	1,008,044	25,403,794

	Shares	Value
Segro PLC	778,003	$ 4,780,218
Severn Trent PLC	248,659	8,029,179
Smith & Nephew PLC	931,359	16,122,339
Smiths Group PLC	408,729	8,929,737
Sports Direct International PLC (a)	280,625	3,379,956
Standard Chartered PLC (United Kingdom)	2,529,902	50,946,204
Standard Life PLC	2,479,420	15,822,708
Tate & Lyle PLC	489,270	5,494,950
Tesco PLC	8,439,226	32,258,418
The Weir Group PLC	222,565	9,773,044
Travis Perkins PLC	256,720	7,428,556
TUI Travel PLC	521,763	3,226,613
Tullow Oil PLC	952,749	11,546,456
Unilever PLC	1,338,270	59,031,206
United Utilities Group PLC	714,388	10,401,143
Vodafone Group PLC	27,406,705	94,193,580
Vodafone Group PLC sponsored ADR	14,727	505,725
Whitbread PLC	189,413	13,801,386
William Hill PLC	899,633	5,227,340
WM Morrison Supermarkets PLC	2,215,385	6,528,222
TOTAL UNITED KINGDOM		2,815,216,634
TOTAL COMMON STOCKS (Cost $12,352,263,348)		13,849,504,562
Nonconvertible Preferred Stocks - 0.9%

France - 0.3%
Air Liquide SA (a)	277,582	35,466,235
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	55,072	5,266,496
FUCHS PETROLUB AG	73,554	3,020,679
Henkel AG & Co. KGaA	180,369	18,912,269
Porsche Automobil Holding SE (Germany)	159,658	14,527,447
Volkswagen AG	169,310	38,008,124
TOTAL GERMANY		79,735,015
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	6,374,529	5,870,153
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $84,299,059)		121,071,403
Government Obligations - 0.1%
	Principal Amount	Value
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase:
0% 2/26/15	$ 3,000,000	$ 2,999,373
0.05% to 0.06% 10/9/14 to 6/25/15 (e)	14,000,000	13,997,972
TOTAL GOVERNMENT OBLIGATIONS (Cost $16,996,568)		16,997,345
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	199,560,560	199,560,560
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	145,330,841	145,330,841
TOTAL MONEY MARKET FUNDS (Cost $344,891,401)		344,891,401
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $12,798,450,376)	14,332,464,711
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(66,465,979)
NET ASSETS - 100%	$ 14,265,998,732
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
88 ASX SPI 200 Index Contracts (Australia)	Sept. 2014	$ 11,537,084	$ 504,966
121 CAC 40 Index Contracts (France)	Sept. 2014	6,963,672	302,566
12 Eurex Dax Index Contracts (Germany)	Sept. 2014	3,721,303	(170,565)
632 Eurex EURO STOXX 50 Index Contracts (Germany)	Sept. 2014	26,282,679	(877,189)
20 HKFE Hang Seng Index Contracts (Hong Kong)	Sept. 2014	3,184,883	(45,502)
262 LIFFE FTSE 100 Index Contracts (United Kingdom)	Sept. 2014	29,583,757	233,422
24 MSCI Sing IX ETS Index Contracts (Singapore)	Sept. 2014	1,450,318	(9,143)
1,905 NYSE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2014	182,956,200	(3,291,407)
215 OMX Stockholm 30 Index Contracts (Sweden)	Sept. 2014	4,266,624	113,590
195 TSE TOPIX Index Contracts (Japan)	Sept. 2014	23,914,652	726,091
TOTAL EQUITY INDEX CONTRACTS		$ 293,861,172	$ (2,513,171)
The face value of futures purchased as a percentage of net assets is 2%
Forward Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ (Depreciation)
9/12/14	JPY	Goldman Sachs Bank USA	Buy	80,000,000	$ 783,003	$ (14,052)
9/12/14	JPY	Goldman Sachs Bank USA	Buy	125,000,000	1,203,777	(2,291)
9/12/14	JPY	Goldman Sachs Bank USA	Buy	130,000,000	1,277,641	(28,095)
9/12/14	JPY	Goldman Sachs Bank USA	Buy	2,170,000,000	21,236,887	(379,075)
9/19/14	AUD	Goldman Sachs Bank USA	Buy	300,000	281,348	(1,474)
9/19/14	AUD	Goldman Sachs Bank USA	Buy	600,000	560,046	(298)
9/19/14	AUD	Goldman Sachs Bank USA	Buy	1,100,000	1,024,727	1,477
9/19/14	AUD	Goldman Sachs Bank USA	Buy	5,000,000	4,637,950	26,613
9/19/14	AUD	Goldman Sachs Bank USA	Buy	5,300,000	4,919,699	24,739
Forward Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ (Depreciation)
9/19/14	EUR	Goldman Sachs Bank USA	Buy	800,000	$ 1,073,352	$ (22,098)
9/19/14	EUR	Goldman Sachs Bank USA	Buy	800,000	1,075,094	(23,840)
9/19/14	EUR	Goldman Sachs Bank USA	Buy	1,000,000	1,320,443	(6,376)
9/19/14	EUR	Goldman Sachs Bank USA	Buy	1,100,000	1,490,580	(45,106)
9/19/14	EUR	Goldman Sachs Bank USA	Buy	1,500,000	2,038,620	(67,519)
9/19/14	EUR	Goldman Sachs Bank USA	Buy	11,000,000	14,936,702	(481,961)
9/19/14	EUR	Goldman Sachs Bank USA	Buy	12,000,000	16,254,228	(485,420)
9/19/14	GBP	Goldman Sachs Bank USA	Buy	300,000	502,658	(4,674)
9/19/14	GBP	Goldman Sachs Bank USA	Buy	400,000	679,070	(15,092)
9/19/14	GBP	Goldman Sachs Bank USA	Buy	700,000	1,189,227	(27,265)
9/19/14	GBP	Goldman Sachs Bank USA	Buy	1,100,000	1,824,816	1,123
9/19/14	GBP	Goldman Sachs Bank USA	Buy	7,300,000	12,366,704	(249,108)
9/19/14	GBP	Goldman Sachs Bank USA	Buy	8,000,000	13,552,640	(273,083)
9/19/14	SEK	Goldman Sachs Bank USA	Buy	2,000,000	298,766	(12,626)
9/19/14	SEK	Goldman Sachs Bank USA	Buy	2,700,000	394,294	(8,004)
9/19/14	SEK	Goldman Sachs Bank USA	Buy	25,400,000	3,812,537	(178,557)
						$ (2,272,062)
* Amount in U.S. Dollars unless otherwise noted
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,077,267.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 100,414
Fidelity Securities Lending Cash Central Fund	2,470,850
Total	$ 2,571,264
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,606,322,526	$ 1,246,731,762	$ 359,590,764	$ -
Consumer Staples	1,539,229,993	780,842,864	758,387,129	-
Energy	984,002,460	229,667,189	754,335,271	-
Financials	3,607,674,412	2,265,798,330	1,341,466,261	409,821
Health Care	1,502,184,250	491,759,770	1,010,424,480	-
Industrials	1,757,047,507	1,524,477,660	232,569,847	-
Information Technology	635,430,360	347,733,678	287,696,682	-
Materials	1,120,436,920	748,874,874	371,562,046	-
Telecommunication Services	683,599,369	235,850,472	447,748,897	-
Utilities	534,648,168	468,719,066	65,929,102	-
Government Obligations	16,997,345	-	16,997,345	-
Money Market Funds	344,891,401	344,891,401	-	-
Total Investments in Securities:	$ 14,332,464,711	$ 8,685,347,066	$ 5,646,707,824	$ 409,821
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 53,952	$ -	$ 53,952	$ -
Futures Contracts	1,880,635	1,880,635	-	-
Total Assets	$ 1,934,587	$ 1,880,635	$ 53,952	$ -
Liabilities
Forward Foreign Currency Contracts	$ (2,326,014)	$ -	$ (2,326,014)	$ -
Futures Contracts	(4,393,806)	(4,393,806)	-	-
Total Liabilities	$ (6,719,820)	$ (4,393,806)	$ (2,326,014)	$ -
Total Derivative Instruments:	$ (4,785,233)	$ (2,513,171)	$ (2,272,062)	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 138,447,742
Level 2 to Level 1	$ 1,402,315,056
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (b)	$ 1,880,635	$ (4,393,806)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	53,952	(2,326,014)
Total Value of Derivatives	$ 1,934,587	$ (6,719,820)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $137,650,755) - See accompanying schedule: Unaffiliated issuers (cost $12,453,558,975)	$ 13,987,573,310
Fidelity Central Funds (cost $344,891,401)	344,891,401
Total Investments (cost $12,798,450,376)		$ 14,332,464,711
Foreign currency held at value (cost $4,516,244)		4,513,556
Unrealized appreciation on foreign currency contracts		53,952
Receivable for fund shares sold		76,993,054
Dividends receivable		51,423,878
Distributions receivable from Fidelity Central Funds		104,860
Receivable from investment adviser for expense reductions		386,632
Other receivables		3,177
Total assets		14,465,943,820

Liabilities
Payable to custodian bank	$ 7,590
Payable for investments purchased	26,964,255
Unrealized depreciation on foreign currency contracts	2,326,014
Payable for fund shares redeemed	23,426,881
Accrued management fee	702,953
Payable for daily variation margin for derivative instruments	73,960
Other affiliated payables	1,112,594
Collateral on securities loaned, at value	145,330,841
Total liabilities		199,945,088

Net Assets		$ 14,265,998,732
Net Assets consist of:
Paid in capital		$ 13,137,449,725
Undistributed net investment income		276,612,589
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(676,836,092)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,528,772,510
Net Assets		$ 14,265,998,732

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($2,857,723,332 ÷ 69,019,979 shares)	$ 41.40

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($7,872,020,629 ÷ 190,074,157 shares)	$ 41.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,767,781,995 ÷ 42,674,619 shares)	$ 41.42

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,768,472,776 ÷ 42,692,324 shares)	$ 41.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 307,696,722
Interest		218,861
Income from Fidelity Central Funds (including $2,470,850 from security lending)		2,571,264
Income before foreign taxes withheld		310,486,847
Less foreign taxes withheld		(23,555,465)
Total income		286,931,382

Expenses
Management fee	$ 4,123,102
Transfer agent fees	6,522,444
Independent trustees' compensation	28,554
Miscellaneous	11,171
Total expenses before reductions	10,685,271
Expense reductions	(2,264,243)	8,421,028
Net investment income (loss)		278,510,354
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(17,617,675)
Foreign currency transactions	1,509,128
Futures contracts	16,317,374
Total net realized gain (loss)		208,827
Change in net unrealized appreciation (depreciation) on: Investment securities	(107,534,017)
Assets and liabilities in foreign currencies	(5,412,782)
Futures contracts	(5,722,778)
Total change in net unrealized appreciation (depreciation)		(118,669,577)
Net gain (loss)		(118,460,750)
Net increase (decrease) in net assets resulting from operations		$ 160,049,604

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 278,510,354	$ 410,785,775
Net realized gain (loss)	208,827	(14,214,095)
Change in net unrealized appreciation (depreciation)	(118,669,577)	1,674,640,181
Net increase (decrease) in net assets resulting from operations	160,049,604	2,071,211,861
Distributions to shareholders from net investment income	(89,155,349)	(295,551,780)
Distributions to shareholders from net realized gain	-	(11,664,541)
Total distributions	(89,155,349)	(307,216,321)
Share transactions - net increase (decrease)	1,105,401,284	1,293,577,160
Redemption fees	328,242	896,226
Total increase (decrease) in net assets	1,176,623,781	3,058,468,926

Net Assets
Beginning of period	13,089,374,951	10,030,906,025
End of period (including undistributed net investment income of $276,612,589 and undistributed net investment income of $87,257,584, respectively)	$ 14,265,998,732	$ 13,089,374,951

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 41.19	$ 35.31	$ 33.06	$ 37.29	$ 31.74	$ 20.85
Income from Investment Operations
Net investment income (loss) D	.82	1.35G	1.03	1.19	.94	.82
Net realized and unrealized gain (loss)	(.34)	5.53	2.23	(4.28)	5.45	10.93
Total from investment operations	.48	6.88	3.26	(3.09)	6.39	11.75
Distributions from net investment income	(.27)	(.96)	(.97)	(1.12)	(.81)	(.74)
Distributions from net realized gain	-	(.04)	(.04)	(.02)	(.03)	(.12)
Total distributions	(.27)	(1.00)	(1.01)	(1.14)	(.84)	(.86)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 41.40	$ 41.19	$ 35.31	$ 33.06	$ 37.29	$ 31.74
Total ReturnB, C	1.18%	19.66%	10.01%	(7.92)%	20.34%	56.36%
Ratios to Average Net Assets E, H
Expenses before reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.11%	.10%	.10%
Expenses net of all reductions	.20%A	.20%	.20%	.11%	.10%	.10%
Net investment income (loss)	3.98%A	3.52%G	3.16%	3.54%	2.84%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,857,723	$ 2,640,165	$ 2,282,743	$ 3,424,239	$ 6,932,647	$ 5,488,131
Portfolio turnover rateF	1%A	2%	1%	9%	1%	2%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.82%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 41.20	$ 35.31	$ 33.07	$ 37.29	$ 31.74	$ 20.85
Income from Investment Operations
Net investment income (loss) D	.84	1.38G	1.06	1.20	.96	.83
Net realized and unrealized gain (loss)	(.34)	5.54	2.22	(4.28)	5.44	10.93
Total from investment operations	.50	6.92	3.28	(3.08)	6.40	11.76
Distributions from net investment income	(.28)	(.99)	(1.00)	(1.12)	(.82)	(.75)
Distributions from net realized gain	-	(.04)	(.04)	(.02)	(.03)	(.12)
Total distributions	(.28)	(1.03)	(1.04)	(1.14)	(.85)	(.87)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 41.42	$ 41.20	$ 35.31	$ 33.07	$ 37.29	$ 31.74
Total Return B,C	1.22%	19.79%	10.07%	(7.87)%	20.38%	56.40%
Ratios to Average Net Assets E,H
Expenses before reductions	.17%A	.17%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.12%A	.12%	.12%	.07%	.07%	.07%
Expenses net of all reductions	.12%A	.12%	.12%	.07%	.07%	.07%
Net investment income (loss)	4.06%A	3.60%G	3.24%	3.57%	2.87%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,872,021	$ 7,201,814	$ 5,322,884	$ 3,476,600	$ 3,062,970	$ 2,178,395
Portfolio turnover rateF	1%A	2%	1%	9%	1%	2%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.90%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H, J
Selected Per-Share Data
Net asset value, beginning of period	$ 41.20	$ 35.31	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	.85	1.40G	1.07	.32
Net realized and unrealized gain (loss)	(.35)	5.54	2.22	2.48
Total from investment operations	.50	6.94	3.29	2.80
Distributions from net investment income	(.28)	(1.01)	(1.01)	(1.02)
Distributions from net realized gain	-	(.04)	(.04)	-
Total distributions	(.28)	(1.05)	(1.05)	(1.02)
Redemption fees added to paid in capital D,K	-	-	-	-
Net asset value, end of period	$ 41.42	$ 41.20	$ 35.31	$ 33.07
Total Return B,C	1.24%	19.85%	10.12%	9.44%
Ratios to Average Net Assets E,I
Expenses before reductions	.10%A, M	.10%M	.10%M	.10%A, M
Expenses net of fee waivers, if any	.07%A	.07%	.07%	.07%A
Expenses net of all reductions	.07%A	.07%	.07%	.07%A
Net investment income (loss)	4.11%A	3.65%G	3.29%	2.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,767,782	$ 1,595,562	$ 1,269,545	$ 860,659
Portfolio turnover rateF	1%A	2%	1%	9%L

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.95%. HFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LAmount not annualized. MAmount represents .095%.

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H,J
Selected Per-Share Data
Net asset value, beginning of period	$ 41.20	$ 35.31	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	.85	1.41G	1.08	.32
Net realized and unrealized gain (loss)	(.35)	5.53	2.22	2.48
Total from investment operations	.50	6.94	3.30	2.80
Distributions from net investment income	(.28)	(1.01)	(1.02)	(1.02)
Distributions from net realized gain	-	(.04)	(.04)	-
Total distributions	(.28)	(1.05)	(1.06)	(1.02)
Redemption fees added to paid in capital D,K	-	-	-	-
Net asset value, end of period	$ 41.42	$ 41.20	$ 35.31	$ 33.07
Total Return B,C	1.24%	19.86%	10.13%	9.45%
Ratios to Average Net Assets E,I
Expenses before reductions	.08%A, M	.08%M	.08%M	.08%A, M
Expenses net of fee waivers, if any	.06%A	.06%	.06%	.06%A
Expenses net of all reductions	.06%A	.06%	.06%	.06%A
Net investment income (loss)	4.12%A	3.66%G	3.30%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,768,473	$ 1,651,834	$ 1,155,733	$ 958,101
Portfolio turnover rateF	1%A	2%	1%	9%L

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.96%. HFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LAmount not annualized. MAmount represents .075%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Spartan® Extended Market Index Fund and Spartan® International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, capital loss carryforwards losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Spartan Extended Market Index	$ 14,533,237,786	$ 5,107,381,182	$ (910,997,320)	$ 4,196,383,862
Spartan International Index	12,870,230,713	3,179,499,040	(1,717,265,042)	1,462,233,998

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2017	2018	2019	Total with expiration
Spartan International Index	$(119,933,607)	$(148,608,684)	$(49,793,394)	$(318,335,685)
	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Spartan International Index	$ -	$ (273,085,580)	$ (273,085,580)	$ (591,421,265)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2013 to February 28, 2014. Loss deferrals were as follows:

Capital losses
Spartan International Index	$ (10,653,905)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to.75% and 1.00% of the net asset value of shares redeemed from Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Extended Market Index
Equity Risk
Futures Contracts	$ 7,057,504	$ (7,818,715)
Totals (a)	$ 7,057,504	$ (7,818,715)
Spartan International Index
Equity Risk
Futures Contracts	$ 16,317,374	$ (5,722,778)
Foreign Exchange Risk
Forward Foreign Currency Contracts	1,640,103	(3,789,618)
Totals (a)	$ 17,957,477	$ (9,512,396)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Spartan International Index Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Extended Market Index	1,299,628,048	517,934,757
Spartan International Index	1,324,966,665	84,947,887

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .06% for each Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Extended Market Index Fund	.10%	.07%	n/a	.07%
Spartan International Index Fund	.20%	.17%	.095%	.075%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on average net assets noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on average net assets as noted in the following table:

	Received by FIIOC	Paid by Class
Spartan Extended Market Index
Investor Class	.075%	.04%
Fidelity Advantage Class	.045%	.01%
Fidelity Advantage Institutional Class	.015%	.01%
Spartan International Index
Investor Class	.21%	.14%
Fidelity Advantage Class	.11%	.11%
Institutional Class	.035%	.035%
Fidelity Advantage Institutional Class	.015%	.015%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Extended Market Index
Investor Class	$ 368,940
Fidelity Advantage Class	612,411
Fidelity Advantage Institutional Class	20,124
$ 1,001,475
Spartan International Index
Investor Class	$ 1,921,949
Fidelity Advantage Class	4,177,623
Institutional Class	293,467
Fidelity Advantage Institutional Class	129,405
$ 6,522,444

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Extended Market Index	$ 11,883
Spartan International Index	11,171

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. Total reimbursements are included in the following table:

	Expense Limitations	Reimbursement
Spartan Extended Market Index
Fidelity Advantage Institutional Class	.06%	$ 20,936
Spartan International Index
Fidelity Advantage Class	.12%	1,916,598
Institutional Class	.07%	213,304
Fidelity Advantage Institutional Class	.06%	133,184

Semiannual Report

9. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Spartan Extended Market Index	$ 1,371
Spartan International Index	1,155

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Spartan Extended Market Index	$ 529
Spartan International Index	2

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
Spartan Extended Market Index
From net investment income
Investor Class	$ 3,658,184	$ 16,621,797
Fidelity Advantage Class	25,822,578	112,997,472
Fidelity Advantage Institutional Class	737,196	835,637
Total	$ 30,217,958	$ 130,454,906
From net realized gain
Investor Class	$ 23,893,534	$ 31,841,694
Fidelity Advantage Class	162,208,731	211,703,785
Fidelity Advantage Institutional Class	4,572,389	1,391,522
Total	$ 190,674,654	$ 244,937,001
Spartan International Index
From net investment income
Investor Class	$ 17,346,593	$ 58,011,983
Fidelity Advantage Class	49,139,785	160,441,037
Institutional Class	11,081,951	37,902,014
Fidelity Advantage Institutional Class	11,587,020	39,196,746
Total	$ 89,155,349	$ 295,551,780
From net realized gain
Investor Class	$ -	$ 2,366,597
Fidelity Advantage Class	-	6,326,343
Institutional Class	-	1,463,888
Fidelity Advantage Institutional Class	-	1,507,713
Total	$ -	$ 11,664,541

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Spartan Extended Market Index
Investor Class
Shares sold	5,658,282	19,932,366	$ 305,635,673	$ 967,050,540
Reinvestment of distributions	524,324	950,199	26,981,695	47,450,450
Shares redeemed	(4,083,738)	(10,812,918)	(222,345,564)	(534,857,352)
Net increase (decrease)	2,098,868	10,069,647	$ 110,271,804	$ 479,643,638
Fidelity Advantage Class
Shares sold	29,922,027	84,733,601	$ 1,625,432,889	$ 4,185,536,521
Reinvestment of distributions	3,519,756	6,264,021	181,126,675	312,421,897
Shares redeemed	(28,581,796)	(35,284,757)	(1,549,221,214)	(1,747,457,820)
Net increase (decrease)	4,859,987	55,712,865	$ 257,338,350	$ 2,750,500,598
Fidelity Advantage Institutional Class
Shares sold	8,146,601	1,794,400	$ 442,961,658	$ 94,062,308
Reinvestment of distributions	103,199	43,657	5,309,585	2,227,159
Shares redeemed	(945,834)	(111,385)	(51,121,911)	(5,860,887)
Net increase (decrease)	7,303,966	1,726,672	$ 397,149,332	$ 90,428,580
Spartan International Index
Investor Class
Shares sold	9,585,517	20,112,329	$ 396,859,695	$ 772,478,855
Reinvestment of distributions	421,750	1,523,594	16,950,138	58,871,715
Shares redeemed	(5,079,930)	(22,200,847)	(210,073,670)	(857,809,530)
Net increase (decrease)	4,927,337	(564,924)	$ 203,736,163	$ (26,458,960)
Fidelity Advantage Class
Shares sold	26,678,571	53,596,060	$ 1,104,768,134	$ 2,066,510,885
Reinvestment of distributions	1,109,620	3,892,047	44,595,636	150,388,696
Shares redeemed	(12,528,381)	(33,423,301)	(518,709,035)	(1,274,395,424)
Net increase (decrease)	15,259,810	24,064,806	$ 630,654,735	$ 942,504,157
Institutional Class
Shares sold	7,308,875	12,102,316	$ 303,446,414	$ 463,354,188
Reinvestment of distributions	275,724	1,018,728	11,081,344	39,363,642
Shares redeemed	(3,635,838)	(10,345,415)	(150,466,366)	(398,770,131)
Net increase (decrease)	3,948,761	2,775,629	$ 164,061,392	$ 103,947,699
Fidelity Advantage Institutional Class
Shares sold	5,737,298	14,681,068	$ 237,334,551	$ 551,158,148
Reinvestment of distributions	288,301	1,053,409	11,586,822	40,703,723
Shares redeemed	(3,426,340)	(8,369,672)	(141,972,379)	(318,277,607)
Net increase (decrease)	2,599,259	7,364,805	$ 106,948,994	$ 273,584,264

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Extended Market Index Fund / Spartan International Index Fund / Spartan Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund, for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods, as shown below. Peer group comparisons are not shown below. For Spartan International Index Fund, returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Spartan Extended Market Index Fund

Semiannual Report

Spartan International Index Fund

Spartan Total Market Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Spartan Extended Market Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.07% to 0.06%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Semiannual Report

Spartan International Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.17% to 0.06%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Spartan Total Market Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.07% to 0.045%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

The Board also considered that, in June 2014, after the periods shown in the chart above, it had approved an amended and restated management contract for the fund (effective July 1, 2014) that lowered the fund's management fee from 0.045% to 0.0357%. The Board also considered that it had approved an amended and restated sub-advisory contract for the fund with Geode Capital Management, LLC (Geode) that lowered the sub-advisory fees that FMR pays to Geode.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for 2013.

With respect to Spartan Extended Market Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.07%; Fidelity Advantage Institutional Class: 0.07%; and Investor Class: 0.10%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.06% through April 30, 2015.

With respect to Spartan International Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.17%; Fidelity Advantage Institutional Class: 0.075%; Institutional Class: 0.095%; and Investor Class: 0.20%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.12%, 0.06%, and 0.07% through April 30, 2015.

With respect to Spartan Total Market Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.05%; Fidelity Advantage Institutional Class: 0.035%; Institutional Class: 0.04%; Investor Class: 0.10%; and Class F: 0.035%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.06%, 0.045%, and 0.05% through April 30, 2015.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SIF-I-USAN-1014
1.929381.102

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds -
Investor Class
Fidelity Advantage® Class

Semiannual Report

(Fidelity Cover Art)

August 31, 2014

Contents

Spartan® Total Market Index Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements

Shareholder Expense Example	(Click Here)	An example of shareholder expenses

Spartan Extended Market Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Spartan International Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Notes	(Click Here)	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Investor Class	.100%
Actual		$ 1,000.00	$ 1,075.90	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.060%
Actual		$ 1,000.00	$ 1,076.20	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31
Institutional Class	.050%
Actual		$ 1,000.00	$ 1,076.20	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26
Fidelity Advantage Institutional Class	.042%
Actual		$ 1,000.00	$ 1,076.30	$ .22
HypotheticalA		$ 1,000.00	$ 1,024.99	$ .21
Class F	.042%
Actual		$ 1,000.00	$ 1,076.20	$ .22
HypotheticalA		$ 1,000.00	$ 1,024.99	$ .21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.8	2.2
Exxon Mobil Corp.	1.9	2.0
Microsoft Corp.	1.5	1.4
Johnson & Johnson	1.3	1.2
General Electric Co.	1.2	1.2
Berkshire Hathaway, Inc. Class B	1.1	1.0
Wells Fargo & Co.	1.1	1.1
Chevron Corp.	1.1	1.1
JPMorgan Chase & Co.	1.0	1.0
Procter & Gamble Co.	1.0	1.0
	14.0
Market Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.4	18.0
Financials	17.1	16.9
Health Care	13.2	13.1
Consumer Discretionary	12.5	13.0
Industrials	11.2	11.4
Energy	9.6	9.1
Consumer Staples	8.0	8.1
Materials	3.8	3.8
Utilities	3.0	3.0
Telecommunication Services	2.1	2.3

Semiannual Report

Spartan Total Market Index Fund

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc. (a)	58,540	$ 1,059,574
Autoliv, Inc.	118,893	12,328,015
BorgWarner, Inc.	256,514	15,952,606
Cooper Tire & Rubber Co.	72,740	2,242,574
Cooper-Standard Holding, Inc. (a)(d)	18,059	1,183,045
Dana Holding Corp.	179,010	4,158,402
Delphi Automotive PLC	315,399	21,945,462
Dorman Products, Inc. (a)(d)	32,717	1,466,703
Drew Industries, Inc.	24,362	1,081,429
Federal-Mogul Corp. Class A (a)	65,766	1,122,626
Fox Factory Holding Corp. (d)	10,471	159,369
Fuel Systems Solutions, Inc. (a)(d)	20,668	209,367
Gentex Corp.	174,142	5,145,896
Gentherm, Inc. (a)(d)	38,502	1,880,823
Johnson Controls, Inc.	762,086	37,197,418
Lear Corp.	91,325	9,235,697
Modine Manufacturing Co. (a)	55,728	792,452
Motorcar Parts of America, Inc. (a)	17,588	533,268
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	11,722	55,562
Remy International, Inc.	14,427	318,837
Shiloh Industries, Inc. (a)	7,922	132,377
Spartan Motors, Inc.	44,931	234,540
Standard Motor Products, Inc.	23,238	873,981
Stoneridge, Inc. (a)	33,804	421,198
Strattec Security Corp.	4,334	347,760
Superior Industries International, Inc.	32,436	630,880
Sypris Solutions, Inc.	16,848	73,626
Tenneco, Inc. (a)	64,500	4,133,160
The Goodyear Tire & Rubber Co.	313,250	8,135,103
Tower International, Inc. (a)	19,656	659,066
TRW Automotive Holdings Corp. (a)	137,074	13,198,855
UQM Technologies, Inc. (a)(d)	38,648	62,223
Visteon Corp. (a)	54,951	5,560,492
		152,532,386
Automobiles - 0.7%
Ford Motor Co.	4,535,155	78,957,049
General Motors Co.	1,521,893	52,961,876
Harley-Davidson, Inc.	252,087	16,022,650
Tesla Motors, Inc. (a)(d)	96,223	25,951,343
Thor Industries, Inc.	55,365	2,973,654
Winnebago Industries, Inc. (a)	39,123	967,512
		177,834,084
Distributors - 0.1%
Core-Mark Holding Co., Inc.	22,316	1,074,739
Genuine Parts Co.	178,880	15,694,931
LKQ Corp. (a)	344,122	9,773,065
Pool Corp.	48,205	2,731,295

	Shares	Value
VOXX International Corp. (a)	18,073	$ 178,923
Weyco Group, Inc.	1,992	53,724
		29,506,677
Diversified Consumer Services - 0.2%
2U, Inc. (d)	6,579	124,343
American Public Education, Inc. (a)	16,975	515,361
Apollo Education Group, Inc. Class A (non-vtg.) (a)	111,836	3,105,686
Ascent Capital Group, Inc. (a)(d)	16,905	1,055,041
Bridgepoint Education, Inc. (a)	9,049	113,746
Bright Horizons Family Solutions, Inc. (a)	32,761	1,332,390
Capella Education Co.	13,812	899,299
Career Education Corp. (a)	44,821	246,067
Carriage Services, Inc.	15,957	297,438
Chegg, Inc. (d)	23,165	160,070
Collectors Universe, Inc.	4,772	96,156
Corinthian Colleges, Inc. (a)(d)	84,173	14,048
DeVry, Inc.	67,010	2,876,739
Education Management Corp. (a)(d)	26,671	34,406
Graham Holdings Co.	4,705	3,381,954
Grand Canyon Education, Inc. (a)(d)	52,030	2,249,777
H&R Block, Inc.	306,192	10,266,618
Houghton Mifflin Harcourt Co.	90,368	1,735,066
ITT Educational Services, Inc. (a)(d)	22,063	185,991
K12, Inc. (a)(d)	35,687	671,986
Learning Tree International, Inc. (a)	3,285	7,687
LifeLock, Inc. (a)(d)	108,404	1,606,547
Lincoln Educational Services Corp.	15,671	40,274
Matthews International Corp. Class A	35,361	1,631,910
National American University Holdings, Inc.	5,378	16,887
Regis Corp. (d)	37,626	568,529
Service Corp. International	236,136	5,235,135
Sotheby's Class A (Ltd. vtg.)	74,799	3,052,547
Steiner Leisure Ltd. (a)	15,523	660,038
Strayer Education, Inc. (a)(d)	14,558	883,962
Universal Technical Institute, Inc.	29,419	328,610
Weight Watchers International, Inc. (a)(d)	23,857	589,029
		43,983,337
Hotels, Restaurants & Leisure - 1.9%
Ambassadors Group, Inc. (a)	24,177	98,159
ARAMARK Holdings Corp.	77,080	1,996,372
Bally Technologies, Inc. (a)	46,562	3,691,901
Belmond Ltd. Class A (a)	110,162	1,407,870
Biglari Holdings, Inc. (d)	1,404	504,527
Biglari Holdings, Inc. rights 9/12/14 (a)(d)	1,404	30,972
BJ's Restaurants, Inc. (a)(d)	35,904	1,338,142
Bloomin' Brands, Inc. (a)	94,643	1,574,860
Bob Evans Farms, Inc.	27,901	1,211,461
Boyd Gaming Corp. (a)(d)	82,652	880,244
Bravo Brio Restaurant Group, Inc. (a)	12,451	179,792
Brinker International, Inc.	84,914	4,152,295
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Buffalo Wild Wings, Inc. (a)(d)	20,168	$ 2,979,822
Burger King Worldwide, Inc. (d)	100,568	3,222,199
Caesars Entertainment Corp. (a)(d)	37,816	508,247
Carnival Corp. unit	503,525	19,073,527
Carrols Restaurant Group, Inc. (a)	34,793	253,641
Century Casinos, Inc. (a)	28,742	148,884
Chipotle Mexican Grill, Inc. (a)	35,695	24,224,412
Choice Hotels International, Inc.	44,031	2,384,719
Churchill Downs, Inc.	15,167	1,428,276
Chuy's Holdings, Inc. (a)(d)	19,492	512,640
ClubCorp Holdings, Inc.	34,731	644,607
Cosi, Inc. (a)(d)	11,735	18,893
Cracker Barrel Old Country Store, Inc.	24,866	2,496,795
Darden Restaurants, Inc. (d)	150,278	7,111,155
Del Frisco's Restaurant Group, Inc. (a)(d)	28,720	635,574
Denny's Corp. (a)	93,175	636,385
Diamond Resorts International, Inc. (a)	18,779	469,851
DineEquity, Inc.	19,807	1,647,942
Domino's Pizza, Inc.	66,862	5,044,738
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,614
Dover Motorsports, Inc.	9,993	26,481
Dunkin' Brands Group, Inc. (d)	121,165	5,275,524
Einstein Noah Restaurant Group, Inc.	21,901	311,651
Empire Resorts, Inc. (a)(d)	5,314	23,700
Entertainment Gaming Asia, Inc.	8,246	4,370
Extended Stay America, Inc. unit	62,934	1,501,605
Famous Dave's of America, Inc. (a)(d)	7,623	206,660
Fiesta Restaurant Group, Inc. (a)(d)	33,170	1,628,315
Frisch's Restaurants, Inc.	500	12,720
Hilton Worldwide Holdings, Inc.	353,927	8,961,432
Hyatt Hotels Corp. Class A (a)	74,342	4,541,553
Ignite Restaurant Group, Inc. (a)(d)	4,841	35,727
International Game Technology	278,289	4,691,953
International Speedway Corp. Class A	32,760	1,097,132
Interval Leisure Group, Inc.	46,155	997,871
Intrawest Resorts Holdings, Inc.	22,150	254,947
Isle of Capri Casinos, Inc. (a)	20,657	170,833
Jack in the Box, Inc.	42,139	2,505,164
Jamba, Inc. (a)(d)	19,136	279,577
Kona Grill, Inc. (a)	4,029	70,225
Krispy Kreme Doughnuts, Inc. (a)(d)	81,924	1,393,527
La Quinta Holdings, Inc.	63,413	1,252,407
Lakes Entertainment, Inc. (a)	2,872	13,068
Las Vegas Sands Corp.	443,932	29,525,917
Life Time Fitness, Inc. (a)(d)	49,894	2,300,113
Luby's, Inc. (a)	14,614	80,231
Marcus Corp.	22,859	416,262
Marriott International, Inc. Class A	251,677	17,466,384
Marriott Vacations Worldwide Corp. (a)	31,069	1,851,402
McDonald's Corp.	1,136,708	106,532,274

	Shares	Value
MGM Mirage, Inc. (a)	382,018	$ 9,347,980
Monarch Casino & Resort, Inc. (a)	11,528	146,636
Morgans Hotel Group Co. (a)	27,678	209,246
MTR Gaming Group, Inc. (a)	11,304	50,981
Multimedia Games Holding Co., Inc. (a)	34,238	952,159
Noodles & Co. (a)	16,951	331,731
Norwegian Cruise Line Holdings Ltd. (a)(d)	107,864	3,592,950
Panera Bread Co. Class A (a)(d)	29,209	4,379,597
Papa John's International, Inc.	38,520	1,525,392
Penn National Gaming, Inc. (a)	66,856	754,804
Pinnacle Entertainment, Inc. (a)(d)	61,922	1,547,431
Pizza Inn Holdings, Inc. (a)(d)	9,079	72,814
Popeyes Louisiana Kitchen, Inc. (a)	24,822	995,362
Potbelly Corp. (d)	17,598	212,936
Premier Exhibitions, Inc. (a)	7,733	5,645
RCI Hospitality Holdings, Inc. (a)(d)	5,726	68,311
Red Lion Hotels Corp. (a)	3,129	18,148
Red Robin Gourmet Burgers, Inc. (a)(d)	21,139	1,122,481
Royal Caribbean Cruises Ltd.	187,296	11,941,993
Ruby Tuesday, Inc. (a)(d)	88,086	543,491
Ruth's Hospitality Group, Inc.	33,916	378,163
Scientific Games Corp. Class A (a)(d)	45,645	463,297
SeaWorld Entertainment, Inc.	80,309	1,669,624
Six Flags Entertainment Corp.	119,451	4,357,572
Sonic Corp.	98,965	2,089,151
Speedway Motorsports, Inc.	7,569	140,783
Starbucks Corp.	870,660	67,746,055
Starwood Hotels & Resorts Worldwide, Inc.	213,692	18,065,522
Texas Roadhouse, Inc. Class A	57,171	1,520,177
The Cheesecake Factory, Inc. (d)	58,805	2,643,285
Town Sports International Holdings, Inc.	13,107	73,268
Vail Resorts, Inc.	44,936	3,571,963
Wendy's Co.	318,091	2,592,442
Wyndham Worldwide Corp.	150,698	12,197,496
Wynn Resorts Ltd.	92,850	17,908,908
Yum! Brands, Inc.	510,498	36,975,370
Zoe's Kitchen, Inc.	15,464	451,085
		494,603,790
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	9,782	148,295
Beazer Homes U.S.A., Inc. (a)(d)	23,951	451,476
Blyth, Inc. (d)	16,038	106,172
Cavco Industries, Inc. (a)(d)	9,813	700,943
Cobra Electronics Corp. (a)	1,032	4,417
Comstock Holding Companies, Inc. Class A (a)(d)	10,474	12,359
CSS Industries, Inc.	16,118	407,463
D.R. Horton, Inc.	371,845	8,061,600
Dixie Group, Inc. (a)	6,244	60,255
Emerson Radio Corp. (a)	23,724	51,718
Ethan Allen Interiors, Inc. (d)	25,611	646,166
Flexsteel Industries, Inc.	6,435	225,482
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Garmin Ltd. (d)	139,580	$ 7,583,381
Harman International Industries, Inc.	77,256	8,890,620
Helen of Troy Ltd. (a)	38,566	2,245,313
Hooker Furniture Corp.	13,495	201,615
Hovnanian Enterprises, Inc. Class A (a)(d)	177,163	744,085
Installed Building Products, Inc. (a)	13,724	183,490
iRobot Corp. (a)(d)	34,979	1,134,369
Jarden Corp. (a)	139,089	8,316,131
KB Home	95,494	1,695,019
Koss Corp.	2,669	6,139
La-Z-Boy, Inc.	54,902	1,171,609
Leggett & Platt, Inc.	173,875	6,101,274
Lennar Corp. Class A (d)	188,422	7,382,374
LGI Homes, Inc. (d)	15,810	302,287
Libbey, Inc. (a)	27,649	763,112
Lifetime Brands, Inc.	10,885	187,222
M.D.C. Holdings, Inc. (d)	36,801	1,067,597
M/I Homes, Inc. (a)(d)	24,871	566,064
Meritage Homes Corp. (a)	46,552	1,921,201
Mohawk Industries, Inc. (a)	71,448	10,432,837
NACCO Industries, Inc. Class A	6,219	323,388
New Home Co. LLC (a)	11,951	169,824
Newell Rubbermaid, Inc.	324,627	10,881,497
NVR, Inc. (a)(d)	5,106	5,990,308
PulteGroup, Inc.	383,741	7,375,502
Ryland Group, Inc. (d)	46,168	1,712,833
Skullcandy, Inc. (a)	12,653	104,893
Skyline Corp. (a)	21,741	78,920
Standard Pacific Corp. (a)(d)	138,811	1,161,848
Stanley Furniture Co., Inc. (a)	5,699	15,501
Taylor Morrison Home Corp. (a)	26,856	532,823
Tempur Sealy International, Inc. (a)	69,336	4,057,543
Toll Brothers, Inc. (a)(d)	172,192	6,128,313
TRI Pointe Homes, Inc. (a)	170,220	2,519,256
Tupperware Brands Corp.	56,734	4,156,333
Turtle Beach Corp. (a)	6,672	47,571
UCP, Inc. (a)	9,479	120,857
Universal Electronics, Inc. (a)	17,819	974,165
WCI Communities, Inc. (a)	8,622	172,009
Whirlpool Corp.	87,847	13,442,348
William Lyon Homes, Inc. (a)	19,764	504,575
Zagg, Inc. (a)	21,268	125,481
		132,367,873
Internet & Catalog Retail - 1.2%
1-800-FLOWERS.com, Inc. Class A (a)	31,570	162,586
Amazon.com, Inc. (a)	432,783	146,730,748
Blue Nile, Inc. (a)(d)	17,894	508,190
Coupons.com, Inc. (a)(d)	21,055	321,720
dELiA*s, Inc. (a)(d)	2,977	1,399
Expedia, Inc.	116,317	9,991,630

	Shares	Value
FTD Companies, Inc. (a)(d)	25,393	$ 841,016
Gaiam, Inc. Class A (a)	12,609	93,559
Geeknet, Inc. (a)	2,810	30,966
Groupon, Inc. Class A (a)(d)	426,564	2,900,635
HomeAway, Inc. (a)(d)	82,532	2,740,062
HSN, Inc.	37,772	2,288,605
Lands' End, Inc. (a)(d)	14,413	496,960
Liberty Interactive Corp.:
(Venture Group) Series A (a)	80,926	3,082,471
Series A (a)	564,659	16,668,734
Liberty TripAdvisor Holdings, Inc. (a)	80,926	2,894,723
Netflix, Inc. (a)	69,162	33,034,538
NutriSystem, Inc.	26,922	439,367
Orbitz Worldwide, Inc. (a)	80,976	664,003
Overstock.com, Inc. (a)(d)	14,467	255,632
PetMed Express, Inc. (d)	32,292	454,671
priceline.com, Inc. (a)	60,423	75,184,943
RetailMeNot, Inc. (a)(d)	11,243	209,682
Shutterfly, Inc. (a)	48,378	2,467,762
TripAdvisor, Inc. (a)(d)	128,089	12,692,339
U.S. Auto Parts Network, Inc. (a)	5,048	15,396
ValueVision Media, Inc. Class A (a)	41,726	195,695
zulily, Inc. Class A (d)	24,900	816,720
		316,184,752
Leisure Products - 0.1%
Arctic Cat, Inc.	18,718	692,940
Black Diamond, Inc. (a)(d)	20,004	169,634
Brunswick Corp.	110,580	4,754,940
Callaway Golf Co.	77,147	587,089
Hasbro, Inc.	131,724	6,935,927
JAKKS Pacific, Inc. (a)(d)	19,661	133,302
Johnson Outdoors, Inc. Class A	3,505	92,847
Leapfrog Enterprises, Inc. Class A (a)(d)	85,630	554,882
Malibu Boats, Inc. Class A (a)	9,139	190,183
Marine Products Corp.	11,741	94,867
Mattel, Inc.	388,136	13,386,811
Nautilus, Inc. (a)	31,083	367,401
Polaris Industries, Inc.	74,931	10,893,469
Smith & Wesson Holding Corp. (a)(d)	80,794	894,390
Sturm, Ruger & Co., Inc. (d)	24,417	1,230,861
Summer Infant, Inc. (a)	32,605	138,571
		41,118,114
Media - 3.5%
A.H. Belo Corp. Class A	22,177	255,479
AMC Entertainment Hld, Inc. Class A	19,892	470,844
AMC Networks, Inc. Class A (a)(d)	71,600	4,480,370
Ballantyne of Omaha, Inc. (a)	17,964	82,634
Cablevision Systems Corp. - NY Group Class A	252,827	4,679,828
Carmike Cinemas, Inc. (a)	22,094	748,324
CBS Corp. Class B	565,035	33,500,925
CBS Outdoor Americas, Inc.	139,131	4,781,932
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Central European Media Enterprises Ltd. Class A (a)(d)	56,729	$ 140,688
Charter Communications, Inc. Class A (a)	80,828	12,679,488
Cinedigm Corp. (a)	56,149	104,999
Cinemark Holdings, Inc.	124,821	4,404,933
Clear Channel Outdoor Holding, Inc. Class A	41,131	285,449
Comcast Corp. Class A	3,002,550	164,329,562
Crown Media Holdings, Inc. Class A (a)(d)	24,979	86,178
Cumulus Media, Inc. Class A (a)(d)	122,704	563,211
DIRECTV (a)	546,908	47,280,197
Discovery Communications, Inc.:
Class A (a)	266,951	11,671,098
Class C (non-vtg.) (a)	266,951	11,470,884
DISH Network Corp. Class A (a)	241,443	15,647,921
DreamWorks Animation SKG, Inc. Class A (a)(d)	82,729	1,806,388
E.W. Scripps Co. Class A (a)(d)	36,313	688,494
Emmis Communications Corp. Class A (a)	7,973	20,411
Entercom Communications Corp. Class A (a)(d)	21,235	193,876
Entravision Communication Corp. Class A	63,982	293,038
Gannett Co., Inc.	257,425	8,690,668
Gray Television, Inc. (a)(d)	54,130	537,511
Harte-Hanks, Inc.	45,482	318,829
Hemisphere Media Group, Inc. (a)(d)	2,493	28,645
Insignia Systems, Inc. (a)	5,038	15,870
Interpublic Group of Companies, Inc.	525,417	10,261,394
John Wiley & Sons, Inc. Class A	54,942	3,293,773
Journal Communications, Inc. Class A (a)	65,699	651,734
Lamar Advertising Co. Class A	69,336	3,638,753
Lee Enterprises, Inc. (a)(d)	58,988	239,491
Liberty Global PLC:
Class A (a)	254,364	11,108,076
Class C	611,901	25,657,009
Liberty Media Corp.:
Class A (a)	117,554	5,787,183
Class C (a)	235,108	11,395,685
Live Nation Entertainment, Inc. (a)	175,329	3,850,225
Loral Space & Communications Ltd. (a)	15,593	1,168,228
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	39,255	169,189
Media General, Inc. Class A (a)	21,745	335,090
Meredith Corp.	48,888	2,277,203
Morningstar, Inc.	31,944	2,193,914
National CineMedia, Inc.	63,847	932,166
New Media Investment Group, Inc.	26,312	459,671
News Corp. Class A (a)	570,404	10,053,371
Nexstar Broadcasting Group, Inc. Class A	29,134	1,329,676

	Shares	Value
Omnicom Group, Inc.	295,350	$ 21,268,154
Radio One, Inc. Class D (non-vtg.) (a)(d)	32,336	97,331
ReachLocal, Inc. (a)(d)	5,194	27,320
Regal Entertainment Group Class A	109,971	2,314,890
Rentrak Corp. (a)(d)	11,595	592,041
RLJ Entertainment, Inc. (a)	17,180	55,663
Saga Communications, Inc. Class A	3,400	129,302
Salem Communications Corp. Class A	1,732	14,358
Scholastic Corp.	25,364	888,755
Scripps Networks Interactive, Inc. Class A	128,495	10,242,336
SFX Entertainment, Inc. (d)	45,804	323,834
Sinclair Broadcast Group, Inc. Class A	88,523	2,571,593
Sirius XM Holdings, Inc. (a)(d)	3,471,318	12,600,884
Sizmek, Inc. (a)	26,444	232,707
Spanish Broadcasting System, Inc. Class A (a)	698	3,378
Starz Series A (a)	120,965	3,784,995
The Madison Square Garden Co. Class A (a)	76,074	5,086,308
The McClatchy Co. Class A (a)(d)	60,729	273,888
The New York Times Co. Class A	162,888	2,016,553
The Walt Disney Co.	1,878,640	168,852,163
Time Warner Cable, Inc.	319,135	47,209,641
Time Warner, Inc.	1,026,047	79,036,400
Time, Inc. (a)	128,255	3,011,427
Twenty-First Century Fox, Inc. Class A	2,235,247	79,172,449
Viacom, Inc. Class B (non-vtg.)	455,180	36,937,857
World Wrestling Entertainment, Inc. Class A (d)	44,310	644,267
		902,448,999
Multiline Retail - 0.6%
Big Lots, Inc.	72,215	3,347,165
Burlington Stores, Inc. (d)	29,361	1,047,307
Dillard's, Inc. Class A	32,687	3,736,778
Dollar General Corp. (a)	347,046	22,207,474
Dollar Tree, Inc. (a)	244,838	13,129,438
Family Dollar Stores, Inc.	108,786	8,684,386
Fred's, Inc. Class A	41,012	583,601
Gordmans Stores, Inc. (d)	10,233	36,225
J.C. Penney Co., Inc. (a)(d)	341,476	3,687,941
Kohl's Corp.	228,989	13,462,263
Macy's, Inc.	421,278	26,241,407
Nordstrom, Inc.	169,311	11,724,787
Sears Holdings Corp. (a)(d)	51,690	1,798,812
Target Corp.	728,925	43,786,525
The Bon-Ton Stores, Inc.	19,775	208,824
Tuesday Morning Corp. (a)(d)	41,198	724,261
		154,407,194
Specialty Retail - 2.3%
Aarons, Inc. Class A	97,238	2,491,238
Abercrombie & Fitch Co. Class A	83,791	3,502,464
Advance Auto Parts, Inc.	82,744	11,287,936
Aeropostale, Inc. (a)(d)	70,783	296,581
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
America's Car Mart, Inc. (a)(d)	10,422	$ 441,476
American Eagle Outfitters, Inc. (d)	183,756	2,587,284
ANN, Inc. (a)	54,843	2,272,694
Asbury Automotive Group, Inc. (a)	40,476	2,820,368
Ascena Retail Group, Inc. (a)	155,242	2,699,658
AutoNation, Inc. (a)(d)	75,566	4,099,456
AutoZone, Inc. (a)	38,670	20,836,943
Barnes & Noble, Inc. (a)(d)	41,457	989,164
bebe stores, Inc. (d)	66,951	220,938
Bed Bath & Beyond, Inc. (a)(d)	241,580	15,523,931
Best Buy Co., Inc.	316,531	10,094,174
Big 5 Sporting Goods Corp.	16,237	165,617
Books-A-Million, Inc. (a)	4,414	8,872
Brown Shoe Co., Inc.	50,061	1,493,820
Build-A-Bear Workshop, Inc. (a)	15,205	198,273
Cabela's, Inc. Class A (a)(d)	53,100	3,240,162
Cache, Inc. (a)	2,880	2,693
CarMax, Inc. (a)(d)	255,540	13,390,296
Chico's FAS, Inc.	193,672	3,060,018
Christopher & Banks Corp. (a)	57,707	552,256
Citi Trends, Inc. (a)	14,433	335,712
Conn's, Inc. (a)(d)	26,557	1,190,550
CST Brands, Inc.	80,048	2,788,872
Destination Maternity Corp.	22,235	429,803
Destination XL Group, Inc. (a)(d)	42,389	211,945
Dick's Sporting Goods, Inc.	112,695	5,079,164
DSW, Inc. Class A	85,923	2,658,458
Express, Inc. (a)	106,219	1,841,837
Finish Line, Inc. Class A	46,538	1,378,921
Five Below, Inc. (a)(d)	56,234	2,280,851
Foot Locker, Inc.	173,316	9,724,761
Francesca's Holdings Corp. (a)	45,454	636,356
GameStop Corp. Class A	133,177	5,620,069
Gap, Inc.	299,689	13,830,647
Genesco, Inc. (a)(d)	32,141	2,548,781
GNC Holdings, Inc.	107,348	4,073,857
Group 1 Automotive, Inc.	20,341	1,630,535
Guess?, Inc.	63,670	1,492,425
Haverty Furniture Companies, Inc.	22,550	524,739
hhgregg, Inc. (a)(d)	15,184	108,566
Hibbett Sports, Inc. (a)(d)	34,547	1,569,470
Home Depot, Inc.	1,575,758	147,333,373
Kirkland's, Inc. (a)	21,240	378,709
L Brands, Inc.	276,125	17,630,581
Lithia Motors, Inc. Class A (sub. vtg.)	27,731	2,424,244
Lowe's Companies, Inc.	1,141,631	59,947,044
Lumber Liquidators Holdings, Inc. (a)(d)	31,297	1,790,814
MarineMax, Inc. (a)(d)	36,815	635,427
Mattress Firm Holding Corp. (a)(d)	21,081	1,207,730
Monro Muffler Brake, Inc.	39,787	2,058,977
Murphy U.S.A., Inc. (a)(d)	44,959	2,448,917

	Shares	Value
New York & Co., Inc. (a)	19,427	$ 66,052
O'Reilly Automotive, Inc. (a)	121,652	18,975,279
Office Depot, Inc. (a)	562,961	2,882,360
Outerwall, Inc. (a)(d)	30,388	1,790,765
Pacific Sunwear of California, Inc. (a)	60,120	125,050
Penske Automotive Group, Inc.	59,093	2,834,691
Perfumania Holdings, Inc. (a)	876	5,694
PetSmart, Inc.	117,037	8,376,338
Pier 1 Imports, Inc.	103,847	1,636,629
RadioShack Corp. (a)(d)	135,907	217,451
Rent-A-Center, Inc. (d)	61,802	1,721,804
Restoration Hardware Holdings, Inc. (a)(d)	30,600	2,566,422
Ross Stores, Inc.	247,998	18,704,009
Sally Beauty Holdings, Inc. (a)	173,033	4,824,160
Sears Hometown & Outlet Stores, Inc. (a)	10,000	191,800
Select Comfort Corp. (a)	68,724	1,537,356
Shoe Carnival, Inc.	21,330	459,235
Signet Jewelers Ltd.	92,593	10,913,937
Sonic Automotive, Inc. Class A (sub. vtg.)	32,657	806,628
Stage Stores, Inc.	33,300	581,751
Staples, Inc. (d)	763,388	8,916,372
Stein Mart, Inc.	28,029	348,961
Systemax, Inc. (a)	6,560	95,645
The Buckle, Inc. (d)	31,903	1,568,990
The Cato Corp. Class A (sub. vtg.)	30,985	1,074,250
The Children's Place Retail Stores, Inc. (d)	22,249	1,196,106
The Container Store Group, Inc. (d)	22,029	465,693
The Men's Wearhouse, Inc.	53,679	2,900,276
The Pep Boys - Manny, Moe & Jack (a)(d)	83,764	931,456
Tiffany & Co., Inc.	125,464	12,664,336
Tile Shop Holdings, Inc. (a)(d)	33,873	391,233
Tilly's, Inc. (a)(d)	6,806	55,469
TJX Companies, Inc.	820,096	48,885,923
Tractor Supply Co.	159,122	10,653,218
Trans World Entertainment Corp.	2,977	9,884
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	72,658	7,070,350
Urban Outfitters, Inc. (a)	117,805	4,687,461
Vitamin Shoppe, Inc. (a)(d)	37,155	1,456,104
West Marine, Inc. (a)	12,739	139,747
Wet Seal, Inc. Class A (a)(d)	66,930	68,269
Williams-Sonoma, Inc.	104,808	6,893,222
Winmark Corp.	1,991	143,750
Zumiez, Inc. (a)(d)	31,066	1,004,985
		588,927,558
Textiles, Apparel & Luxury Goods - 0.8%
American Apparel, Inc. (a)(d)	42,333	40,005
Carter's, Inc.	59,364	4,914,152
Cherokee, Inc.	20,319	361,881
Coach, Inc.	316,139	11,643,399
Columbia Sportswear Co.	17,213	1,310,942
Crocs, Inc. (a)	99,425	1,536,116
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Culp, Inc.	7,038	$ 128,725
Deckers Outdoor Corp. (a)	39,135	3,609,812
Delta Apparel, Inc. (a)	1,905	18,002
Fossil Group, Inc. (a)	55,600	5,631,724
G-III Apparel Group Ltd. (a)	22,660	1,870,356
Hanesbrands, Inc.	122,600	12,588,568
Iconix Brand Group, Inc. (a)(d)	61,164	2,546,257
Joe's Jeans, Inc. (a)(d)	32,503	34,128
Kate Spade & Co. (a)	142,931	4,622,389
lululemon athletica, Inc. (a)(d)	120,081	4,794,834
Michael Kors Holdings Ltd. (a)	206,174	16,518,661
Movado Group, Inc.	22,005	817,046
NIKE, Inc. Class B	855,320	67,185,386
Oxford Industries, Inc.	16,560	1,015,625
Perry Ellis International, Inc. (a)	7,954	159,637
PVH Corp.	93,208	10,881,102
Quiksilver, Inc. (a)(d)	190,833	555,324
R.G. Barry Corp.	3,640	69,051
Ralph Lauren Corp.	67,433	11,409,664
Rocky Brands, Inc.	8,326	123,891
Sequential Brands Group, Inc. (a)(d)	30,634	408,964
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	52,325	3,054,210
Steven Madden Ltd. (a)	61,062	2,075,497
Superior Uniform Group, Inc.	859	18,683
Tumi Holdings, Inc. (a)(d)	57,908	1,301,772
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	184,255	12,595,672
Unifi, Inc. (a)	18,843	537,214
Vera Bradley, Inc. (a)	20,509	420,845
VF Corp.	407,704	26,141,980
Vince Holding Corp. (d)	20,302	736,963
Wolverine World Wide, Inc. (d)	127,356	3,382,575
		215,061,052
TOTAL CONSUMER DISCRETIONARY		3,248,975,816
CONSUMER STAPLES - 8.0%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)(d)	11,423	2,524,255
Brown-Forman Corp. Class B (non-vtg.)	196,483	18,206,115
Coca-Cola Bottling Co. Consolidated	4,325	321,607
Coca-Cola Enterprises, Inc.	270,815	12,939,541
Constellation Brands, Inc. Class A (sub. vtg.) (a)	192,755	16,787,033
Craft Brew Alliance, Inc. (a)(d)	5,908	77,986
Dr. Pepper Snapple Group, Inc.	221,837	13,957,984
MGP Ingredients, Inc.	4,299	51,244
Molson Coors Brewing Co. Class B	184,230	13,623,809
Monster Beverage Corp. (a)	155,153	13,717,077
National Beverage Corp. (a)	7,694	141,031

	Shares	Value
PepsiCo, Inc.	1,760,905	$ 162,866,103
Primo Water Corp. (a)	8,907	40,705
REED'S, Inc. (a)	1,830	10,943
The Coca-Cola Co.	4,385,821	182,976,452
		438,241,885
Food & Staples Retailing - 1.8%
Andersons, Inc.	32,320	2,222,646
Casey's General Stores, Inc.	41,971	3,008,901
Chefs' Warehouse Holdings (a)(d)	22,894	432,468
Costco Wholesale Corp.	509,060	61,636,985
CVS Caremark Corp.	1,362,482	108,249,195
Fairway Group Holdings Corp. (a)(d)	15,014	67,413
Fresh Market, Inc. (a)(d)	50,188	1,673,770
Ingles Markets, Inc. Class A	19,385	489,277
Kroger Co.	588,041	29,978,330
Liberator Medical Holdings, Inc. (d)	55,593	163,999
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	12,082	222,913
Pantry, Inc. (a)	24,320	514,854
PriceSmart, Inc.	20,999	1,881,930
Rite Aid Corp. (a)	1,044,897	6,499,259
Roundy's, Inc. (d)	53,080	198,519
Safeway, Inc.	286,105	9,950,732
SpartanNash Co.	45,162	970,531
Sprouts Farmers Market LLC (d)	123,619	3,824,772
SUPERVALU, Inc. (a)(d)	227,696	2,174,497
Sysco Corp.	672,707	25,448,506
United Natural Foods, Inc. (a)(d)	58,263	3,745,728
Village Super Market, Inc. Class A	3,352	76,861
Wal-Mart Stores, Inc.	1,877,689	141,765,520
Walgreen Co.	1,018,974	61,668,306
Weis Markets, Inc.	10,922	469,100
Whole Foods Market, Inc.	426,785	16,704,365
		484,039,377
Food Products - 1.5%
Alico, Inc.	172	6,715
Annie's, Inc. (a)(d)	21,708	692,268
Archer Daniels Midland Co.	758,360	37,811,830
B&G Foods, Inc. Class A	63,705	1,923,891
Boulder Brands, Inc. (a)(d)	68,009	915,401
Bunge Ltd.	173,371	14,675,855
Cal-Maine Foods, Inc.	14,807	1,171,382
Calavo Growers, Inc.	11,480	447,146
Campbell Soup Co.	209,215	9,377,016
Chiquita Brands International, Inc. (a)	44,016	611,822
Coffee Holding Co., Inc. (a)(d)	3,401	23,399
ConAgra Foods, Inc.	482,773	15,545,291
Darling International, Inc. (a)	198,455	3,826,212
Dean Foods Co.	114,288	1,849,180
Diamond Foods, Inc. (a)	29,572	815,300
Farmer Brothers Co. (a)	3,100	72,447
Flowers Foods, Inc.	226,566	4,436,162
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Fresh Del Monte Produce, Inc.	46,236	$ 1,476,778
General Mills, Inc.	715,605	38,198,995
Hormel Foods Corp.	178,475	9,045,113
Ingredion, Inc.	84,243	6,719,222
Inventure Foods, Inc. (a)	20,016	242,594
J&J Snack Foods Corp.	19,285	1,826,482
John B. Sanfilippo & Son, Inc.	4,594	141,311
Kellogg Co.	293,046	19,039,199
Keurig Green Mountain, Inc.	147,919	19,720,561
Kraft Foods Group, Inc.	683,421	40,253,497
Lancaster Colony Corp.	25,658	2,268,424
Lifeway Foods, Inc. (a)(d)	1,247	17,258
Limoneira Co. (d)	9,963	241,403
McCormick & Co., Inc. (non-vtg.)	157,258	10,959,310
Mead Johnson Nutrition Co. Class A	232,794	22,255,106
Mondelez International, Inc.	1,965,952	71,147,803
Omega Protein Corp. (a)	32,056	483,084
Pilgrims Pride Corp. (a)(d)	80,459	2,403,310
Pinnacle Foods, Inc.	66,881	2,164,269
Post Holdings, Inc. (a)(d)	45,634	1,687,089
Sanderson Farms, Inc. (d)	23,484	2,191,527
Seneca Foods Corp. Class A (a)	7,029	212,065
Snyders-Lance, Inc.	63,066	1,719,179
The Hain Celestial Group, Inc. (a)(d)	54,436	5,354,325
The Hershey Co.	171,395	15,668,931
The J.M. Smucker Co.	124,221	12,745,075
Tootsie Roll Industries, Inc.	31,326	884,960
TreeHouse Foods, Inc. (a)	47,631	3,930,510
Tyson Foods, Inc. Class A	341,816	13,009,517
WhiteWave Foods Co. (a)	197,524	6,917,290
		407,125,504
Household Products - 1.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	43,877	395,332
Church & Dwight Co., Inc.	156,776	10,698,394
Clorox Co. (d)	141,939	12,575,795
Colgate-Palmolive Co.	1,009,982	65,376,135
Energizer Holdings, Inc.	78,749	9,569,578
Harbinger Group, Inc. (a)	57,474	744,288
Kimberly-Clark Corp.	436,557	47,148,156
Oil-Dri Corp. of America	644	19,281
Orchids Paper Products Co.	5,202	144,720
Procter & Gamble Co.	3,135,148	260,562,150
Spectrum Brands Holdings, Inc.	29,166	2,525,776
WD-40 Co.	17,410	1,196,067
		410,955,672
Personal Products - 0.2%
Avon Products, Inc.	507,422	7,124,205
Coty, Inc. Class A (d)	75,823	1,303,397
Cyanotech Corp. (a)	2,300	11,017

	Shares	Value
Elizabeth Arden, Inc. (a)(d)	31,918	$ 545,798
Estee Lauder Companies, Inc. Class A	295,516	22,704,494
Herbalife Ltd. (d)	102,302	5,215,356
IGI Laboratories, Inc. (a)	24,333	167,654
Inter Parfums, Inc.	25,837	786,995
LifeVantage Corp. (a)	61,077	77,568
Mannatech, Inc. (a)	599	7,949
MediFast, Inc. (a)(d)	10,225	343,560
Nature's Sunshine Products, Inc.	2,859	47,031
Nu Skin Enterprises, Inc. Class A	67,162	3,003,485
Nutraceutical International Corp. (a)	4,799	116,328
Revlon, Inc. (a)	13,966	474,425
Rock Creek Pharmaceuticals, Inc. (a)(d)	176,304	59,996
The Female Health Co.	11,731	45,282
USANA Health Sciences, Inc. (a)(d)	12,622	921,785
		42,956,325
Tobacco - 1.2%
Alliance One International, Inc. (a)	89,449	198,577
Altria Group, Inc.	2,298,647	99,025,713
Lorillard, Inc.	419,500	25,044,150
Philip Morris International, Inc.	1,833,785	156,935,320
Reynolds American, Inc.	362,408	21,189,996
Universal Corp. (d)	28,408	1,498,806
Vector Group Ltd.	80,649	1,926,705
		305,819,267
TOTAL CONSUMER STAPLES		2,089,138,030
ENERGY - 9.6%
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc. (a)	74,378	3,675,017
Baker Hughes, Inc.	496,772	34,346,816
Basic Energy Services, Inc. (a)(d)	48,473	1,173,531
Bolt Technology Corp.	7,172	120,490
Bristow Group, Inc.	42,605	3,109,313
C&J Energy Services, Inc. (a)(d)	59,040	1,693,858
Cal Dive International, Inc. (a)(d)	171,858	136,197
Cameron International Corp. (a)	243,036	18,064,866
Carbo Ceramics, Inc. (d)	21,033	2,262,940
Core Laboratories NV	52,255	8,255,767
Dawson Geophysical Co.	7,871	178,042
Diamond Offshore Drilling, Inc. (d)	83,655	3,675,801
Dresser-Rand Group, Inc. (a)	84,181	5,833,743
Dril-Quip, Inc. (a)	48,739	4,945,546
ENGlobal Corp. (a)	5,637	15,896
Ensco PLC Class A	263,111	13,281,843
Era Group, Inc. (a)	20,388	522,137
Exterran Holdings, Inc. (d)	75,471	3,519,213
FMC Technologies, Inc. (a)	269,266	16,651,409
Forbes Energy Services Ltd. (a)	500	2,480
Forum Energy Technologies, Inc. (a)	70,638	2,405,224
Frank's International NV	47,687	960,893
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Geospace Technologies Corp. (a)(d)	13,736	$ 564,824
GreenHunter Energy, Inc. (a)(d)	12,193	24,508
Gulf Island Fabrication, Inc.	15,288	322,118
Gulfmark Offshore, Inc. Class A	30,820	1,239,272
Halliburton Co.	970,449	65,612,057
Helix Energy Solutions Group, Inc. (a)	125,576	3,430,736
Helmerich & Payne, Inc.	122,466	12,865,053
Hercules Offshore, Inc. (a)(d)	189,533	638,726
Hornbeck Offshore Services, Inc. (a)(d)	41,835	1,826,516
ION Geophysical Corp. (a)	155,410	536,165
Key Energy Services, Inc. (a)	163,573	1,030,510
Matrix Service Co. (a)	33,419	942,750
McDermott International, Inc. (a)(d)	280,872	2,022,278
Mitcham Industries, Inc. (a)(d)	23,287	306,457
Nabors Industries Ltd.	317,540	8,640,263
National Oilwell Varco, Inc.	492,152	42,536,697
Natural Gas Services Group, Inc. (a)	21,602	641,147
Newpark Resources, Inc. (a)	85,435	1,053,414
Noble Corp.	284,192	8,088,104
Nuverra Environmental Solutions, Inc. (a)(d)	16,034	216,459
Oceaneering International, Inc.	124,095	8,632,048
Oil States International, Inc. (a)	56,000	3,614,800
Paragon Offshore PLC (a)(d)	94,730	882,884
Parker Drilling Co. (a)	145,338	912,723
Patterson-UTI Energy, Inc.	161,131	5,565,465
PHI, Inc. (non-vtg.) (a)	18,377	785,801
Pioneer Energy Services Corp. (a)	82,168	1,263,744
RigNet, Inc. (a)	15,376	717,598
Rowan Companies PLC	158,021	4,791,197
RPC, Inc.	78,821	1,794,754
Schlumberger Ltd.	1,510,345	165,594,226
SEACOR Holdings, Inc. (a)(d)	20,388	1,663,661
Seventy Seven Energy, Inc. (a)(d)	41,378	971,142
Superior Energy Services, Inc.	184,941	6,628,285
Synthesis Energy Systems, Inc. (a)	39,903	48,283
Tesco Corp.	36,928	783,612
TETRA Technologies, Inc. (a)(d)	84,417	996,121
TGC Industries, Inc. (a)	15,685	62,740
Tidewater, Inc.	61,246	3,115,584
Transocean Ltd. (United States) (d)	387,022	14,958,400
Unit Corp. (a)	53,513	3,521,691
Vantage Drilling Co. (a)(d)	203,586	362,383
Weatherford International Ltd. (a)	889,427	21,070,526
Willbros Group, Inc. (a)	69,552	760,899
		526,867,643
Oil, Gas & Consumable Fuels - 7.6%
Abraxas Petroleum Corp. (a)	126,005	744,690
Adams Resources & Energy, Inc.	1,804	118,324
Alon U.S.A. Energy, Inc.	48,399	804,875
Alpha Natural Resources, Inc. (a)(d)	236,910	935,795

	Shares	Value
American Eagle Energy Corp. (a)(d)	29,424	$ 154,182
Amyris, Inc. (a)(d)	41,172	173,746
Anadarko Petroleum Corp.	585,905	66,025,634
Antero Resources Corp. (d)	45,305	2,620,894
Apache Corp.	451,751	46,001,804
APCO Oil and Gas International, Inc. (a)	12,221	173,905
Approach Resources, Inc. (a)(d)	44,511	795,857
Arch Coal, Inc. (d)	262,754	801,400
Ardmore Shipping Corp. (d)	12,187	159,528
Athlon Energy, Inc.	74,513	3,467,835
Barnwell Industries, Inc. (a)	2,847	8,256
Bill Barrett Corp. (a)(d)	57,665	1,313,032
BioFuel Energy Corp. (a)(d)	979	12,345
Bonanza Creek Energy, Inc. (a)	35,010	2,149,964
BPZ Energy, Inc. (a)(d)	134,116	328,584
Cabot Oil & Gas Corp.	484,629	16,254,457
Callon Petroleum Co. (a)	41,561	445,950
Carrizo Oil & Gas, Inc. (a)(d)	43,717	2,741,930
Ceres, Inc. (a)(d)	15,962	8,460
Cheniere Energy, Inc. (a)	252,540	20,268,860
Chesapeake Energy Corp.	579,301	15,756,987
Chevron Corp.	2,205,809	285,541,975
Cimarex Energy Co.	101,750	14,770,030
Clayton Williams Energy, Inc. (a)(d)	7,754	918,384
Clean Energy Fuels Corp. (a)(d)	67,120	669,186
Cloud Peak Energy, Inc. (a)	86,697	1,362,010
Cobalt International Energy, Inc. (a)	348,765	5,353,543
Comstock Resources, Inc.	50,200	1,223,876
Concho Resources, Inc. (a)	129,027	18,326,995
ConocoPhillips Co.	1,414,444	114,881,142
CONSOL Energy, Inc.	262,364	10,568,022
Contango Oil & Gas Co. (a)	17,251	683,485
Continental Resources, Inc. (a)(d)	57,407	9,259,175
CVR Energy, Inc. (d)	23,933	1,187,795
Delek U.S. Holdings, Inc.	61,815	2,162,289
Denbury Resources, Inc.	405,461	6,982,038
Devon Energy Corp.	437,142	32,969,250
DHT Holdings, Inc.	66,231	463,617
Diamondback Energy, Inc. (a)(d)	64,788	5,594,444
Emerald Oil, Inc. (a)(d)	72,748	621,995
Endeavour International Corp. (a)(d)	50,764	45,332
Energen Corp.	88,384	7,113,144
Energy Transfer Partners LP	16,928	972,514
Energy XXI (Bermuda) Ltd.	106,493	1,757,135
EOG Resources, Inc.	634,133	69,678,534
EP Energy Corp. (d)	48,938	945,972
EQT Corp.	173,001	17,137,479
Escalera Resources Co. (a)	1,282	2,641
Evolution Petroleum Corp.	19,932	199,918
EXCO Resources, Inc. (d)	234,793	1,134,050
Exxon Mobil Corp.	4,985,564	495,864,195
Forest Oil Corp. (a)(d)	106,451	173,515
FX Energy, Inc. (a)(d)	98,760	337,759
Gastar Exploration, Inc. (a)	74,542	585,900
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Gevo, Inc. (a)	47,917	$ 24,668
Goodrich Petroleum Corp. (a)(d)	42,255	933,836
Green Plains, Inc.	32,766	1,464,313
Gulfport Energy Corp. (a)	95,460	5,584,410
Halcon Resources Corp. (a)(d)	329,224	1,810,732
Harvest Natural Resources, Inc. (a)(d)	51,649	255,663
Hess Corp.	315,050	31,851,555
HollyFrontier Corp.	229,804	11,497,094
Houston American Energy Corp. (a)	36,485	8,756
Hyperdynamics Corp. (a)(d)	33,521	91,177
Isramco, Inc. (a)(d)	123	15,497
Jones Energy, Inc. (a)	15,152	291,221
Kinder Morgan Holding Co. LLC (d)	774,425	31,178,351
KiOR, Inc. Class A (a)	22,105	2,290
Kodiak Oil & Gas Corp. (a)	306,801	4,991,652
Kosmos Energy Ltd. (a)	171,095	1,714,372
Laredo Petroleum Holdings, Inc. (a)(d)	61,390	1,451,260
Lilis Energy, Inc. (a)	8,026	12,200
Lucas Energy, Inc. (a)(d)	9,400	5,507
Magellan Petroleum Corp. (a)	35,895	73,944
Magnum Hunter Resources Corp. (a)(d)	211,007	1,458,058
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	15,652	357
Marathon Oil Corp.	789,876	32,929,930
Marathon Petroleum Corp.	338,483	30,805,338
Matador Resources Co. (a)(d)	76,387	2,089,948
Midstates Petroleum Co., Inc. (a)	32,166	227,092
Miller Energy Resources, Inc. (a)(d)	32,422	167,946
Murphy Oil Corp.	198,697	12,412,602
Newfield Exploration Co. (a)	153,103	6,862,076
Noble Energy, Inc.	415,864	30,000,429
Northern Oil & Gas, Inc. (a)(d)	93,777	1,580,142
Oasis Petroleum, Inc. (a)	118,000	5,804,420
Occidental Petroleum Corp.	915,909	95,007,241
ONEOK, Inc.	240,058	16,852,072
Pacific Ethanol, Inc. (a)	20,096	464,419
Panhandle Royalty Co. Class A	8,982	549,429
PBF Energy, Inc. Class A	102,135	2,901,655
PDC Energy, Inc. (a)(d)	42,525	2,555,327
Peabody Energy Corp.	310,860	4,936,457
Penn Virginia Corp. (a)(d)	74,899	1,124,983
Petroquest Energy, Inc. (a)(d)	70,948	472,514
Phillips 66 Co.	652,720	56,799,694
Pioneer Natural Resources Co.	164,856	34,397,204
QEP Resources, Inc.	208,230	7,406,741
Quicksilver Resources, Inc. (a)(d)	168,400	223,972
Range Resources Corp.	191,635	15,060,595
Renewable Energy Group, Inc. (a)(d)	22,669	275,655
Resolute Energy Corp. (a)(d)	59,120	474,734
Rex American Resources Corp. (a)	4,837	516,737
Rex Energy Corp. (a)	63,386	968,538

	Shares	Value
Rice Energy, Inc. (d)	76,068	$ 2,227,271
Ring Energy, Inc. (a)(d)	23,192	398,207
Rosetta Resources, Inc. (a)	66,417	3,320,850
Royale Energy, Inc. (a)(d)	36,496	120,802
RSP Permian, Inc. (a)(d)	42,154	1,205,604
Sanchez Energy Corp. (a)(d)	58,391	1,937,997
SandRidge Energy, Inc. (a)(d)	475,629	2,492,296
Saratoga Resources, Inc. (a)	16,554	24,334
SemGroup Corp. Class A	56,834	4,986,047
SM Energy Co.	77,466	6,897,573
Solazyme, Inc. (a)(d)	72,848	683,314
Southwestern Energy Co. (a)	401,384	16,528,993
Spectra Energy Corp.	774,076	32,248,006
Stone Energy Corp. (a)	67,092	2,360,967
Swift Energy Co. (a)(d)	41,382	469,686
Synergy Resources Corp. (a)(d)	85,751	1,154,208
Targa Resources Corp.	33,055	4,612,825
Teekay Corp.	46,397	2,845,064
Tengasco, Inc. (a)	12,601	5,292
Tesoro Corp.	151,107	9,782,667
The Williams Companies, Inc.	856,292	50,897,996
TransAtlantic Petroleum Ltd. (a)	12,986	142,456
Triangle Petroleum Corp. (a)(d)	83,126	996,681
U.S. Energy Corp. (a)	13,579	55,402
Ultra Petroleum Corp. (a)(d)	182,633	4,845,253
Uranium Energy Corp. (a)(d)	86,698	112,707
Uranium Resources, Inc. (a)(d)	26,282	80,686
VAALCO Energy, Inc. (a)(d)	68,248	624,469
Valero Energy Corp.	617,547	33,433,995
Vertex Energy, Inc. (a)(d)	17,824	166,298
W&T Offshore, Inc.	37,319	556,799
Warren Resources, Inc. (a)	91,512	590,252
Western Refining, Inc.	88,015	4,095,338
Westmoreland Coal Co. (a)	18,022	757,104
Whiting Petroleum Corp. (a)	135,243	12,531,616
World Fuel Services Corp.	89,666	3,979,377
WPX Energy, Inc. (a)	237,040	6,310,005
ZaZa Energy Corp. (a)(d)	1,943	11,328
Zion Oil & Gas, Inc. (a)(d)	27,782	53,064
		1,964,882,265
TOTAL ENERGY		2,491,749,908
FINANCIALS - 17.1%
Banks - 5.6%
1st Source Corp.	8,597	257,996
1st United Bancorp, Inc.	20,464	178,037
Access National Corp.	1,270	21,349
ACNB Corp. (d)	3,789	72,862
American National Bankshares, Inc.	2,748	60,841
Ameris Bancorp	34,183	782,449
Ames National Corp.	1,209	27,867
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Arrow Financial Corp.	15,818	$ 421,075
Associated Banc-Corp.	184,412	3,352,610
Banc of California, Inc.	13,103	157,498
BancFirst Corp.	10,611	675,284
Bancorp, Inc., Delaware (a)	42,844	416,015
BancorpSouth, Inc.	112,604	2,383,827
Bank of America Corp.	12,207,911	196,425,288
Bank of Hawaii Corp.	64,151	3,723,966
Bank of Kentucky Financial Corp.	1,699	62,455
Bank of Marin Bancorp	2,794	136,599
Bank of the Ozarks, Inc.	74,972	2,395,355
BankUnited, Inc.	115,463	3,642,858
Banner Bank	18,706	736,642
Bar Harbor Bankshares	4,029	113,739
BB&T Corp.	864,959	32,288,919
BBCN Bancorp, Inc.	78,753	1,149,794
BCB Bancorp, Inc.	2,814	36,638
BNC Bancorp	20,710	351,656
BOK Financial Corp. (d)	49,801	3,355,591
Boston Private Financial Holdings, Inc.	85,484	1,037,776
Bridge Bancorp, Inc.	540	13,424
Bridge Capital Holdings (a)	1,107	24,764
Bryn Mawr Bank Corp.	9,420	277,136
BSB Bancorp, Inc. (a)	6,958	128,653
C & F Financial Corp.	1,992	68,624
Camden National Corp.	1,850	67,636
Capital Bank Financial Corp. Series A (a)	112,359	2,749,425
Capital City Bank Group, Inc.	7,146	100,187
Cardinal Financial Corp.	29,558	528,201
Cascade Bancorp (a)	20,543	106,002
Cathay General Bancorp	87,127	2,268,787
Centerstate Banks of Florida, Inc.	52,353	547,089
Central Pacific Financial Corp.	36,476	641,248
Century Bancorp, Inc. Class A (non-vtg.)	686	24,682
Chemical Financial Corp.	35,458	1,005,943
CIT Group, Inc.	215,871	10,353,173
Citigroup, Inc.	3,520,825	181,850,611
Citizens & Northern Corp.	8,777	173,082
City Holding Co.	22,173	947,231
City National Corp.	58,166	4,413,636
CNB Financial Corp., Pennsylvania	7,083	119,703
CoBiz, Inc.	39,972	461,677
Columbia Banking Systems, Inc. (d)	58,101	1,511,207
Comerica, Inc.	245,900	12,378,606
Commerce Bancshares, Inc.	118,186	5,451,920
Community Bank System, Inc.	57,482	2,031,414
Community Trust Bancorp, Inc.	15,017	533,404
CommunityOne Bancorp (a)	6,555	62,273
ConnectOne Bancorp, Inc.	6,904	133,800
CU Bancorp (a)	6,814	127,490
Cullen/Frost Bankers, Inc.	71,142	5,591,761

	Shares	Value
CVB Financial Corp.	104,338	$ 1,621,413
Eagle Bancorp, Inc. (a)(d)	26,570	890,892
East West Bancorp, Inc.	174,395	6,075,922
Eastern Virginia Bankshares, Inc. (a)	969	6,027
Enterprise Bancorp, Inc.	803	15,923
Enterprise Financial Services Corp.	12,168	212,210
Farmers National Banc Corp.	14,652	112,381
Fidelity Southern Corp.	3,439	47,699
Fifth Third Bancorp	1,006,667	20,541,040
Financial Institutions, Inc.	12,700	305,054
First Bancorp, North Carolina	9,193	163,360
First Bancorp, Puerto Rico (a)	140,999	734,605
First Busey Corp.	50,381	289,691
First Citizen Bancshares, Inc.	10,757	2,471,851
First Commonwealth Financial Corp.	101,457	898,909
First Community Bancshares, Inc.	8,561	139,716
First Connecticut Bancorp, Inc.	11,897	182,024
First Financial Bancorp, Ohio	59,723	991,999
First Financial Bankshares, Inc. (d)	87,696	2,577,385
First Financial Corp., Indiana	8,837	285,612
First Financial Service Corp. (a)	2,521	9,202
First Horizon National Corp.	287,965	3,501,654
First Interstate Bancsystem, Inc.	19,621	520,349
First Merchants Corp.	42,790	873,344
First Midwest Bancorp, Inc., Delaware	83,782	1,411,727
First Niagara Financial Group, Inc.	529,611	4,607,616
First of Long Island Corp.	1,768	61,650
First Republic Bank	143,479	7,016,123
First United Corp. (a)	3,018	25,381
FirstMerit Corp.	204,257	3,520,369
Flushing Financial Corp.	47,044	907,949
FNB Corp., Pennsylvania	179,748	2,221,685
Fulton Financial Corp.	224,854	2,593,691
German American Bancorp, Inc.	8,927	241,832
Glacier Bancorp, Inc.	93,435	2,543,301
Great Southern Bancorp, Inc.	6,815	215,831
Guaranty Bancorp	16,534	230,319
Hampton Roads Bankshares, Inc. (a)	89,921	151,067
Hancock Holding Co.	109,529	3,640,744
Hanmi Financial Corp.	38,186	784,722
Hawthorn Bancshares, Inc.	1,555	20,946
Heartland Financial U.S.A., Inc.	8,878	212,362
Heritage Commerce Corp.	14,712	122,404
Heritage Financial Corp., Washington	17,765	290,635
Heritage Oaks Bancorp	3,340	23,747
Home Bancshares, Inc.	57,859	1,721,305
HomeTrust Bancshares, Inc. (a)	20,129	303,545
Horizon Bancorp Industries	706	15,638
Hudson Valley Holding Corp.	14,551	258,571
Huntington Bancshares, Inc.	940,918	9,263,338
IBERIABANK Corp.	35,645	2,325,836
Independent Bank Corp.	17,111	207,728
Independent Bank Corp., Massachusetts	25,945	955,035
Independent Bank Group, Inc.	5,140	260,135
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
International Bancshares Corp.	78,953	$ 2,081,201
Intervest Bancshares Corp. Class A	6,160	59,013
Investors Bancorp, Inc.	389,423	4,131,778
JPMorgan Chase & Co.	4,389,984	260,984,549
KeyCorp	1,119,570	15,237,348
Lakeland Bancorp, Inc.	24,757	255,740
Lakeland Financial Corp.	13,545	527,442
M&T Bank Corp.	164,717	20,363,963
Macatawa Bank Corp. (d)	22,839	116,707
MainSource Financial Group, Inc.	13,271	228,925
MB Financial, Inc.	66,089	1,869,658
MBT Financial Corp. (a)	1,650	8,465
Mercantile Bank Corp.	2,219	42,050
Merchants Bancshares, Inc.	5,246	155,177
Metro Bancorp, Inc. (a)	11,557	268,816
Midsouth Bancorp, Inc.	5,240	100,136
National Bank Holdings Corp.	141,292	2,871,053
National Bankshares, Inc. (d)	5,803	168,519
National Penn Bancshares, Inc.	161,009	1,610,090
NBT Bancorp, Inc.	59,391	1,425,978
NewBridge Bancorp (a)	10,719	80,071
North Valley Bancorp (a)	849	17,829
Northrim Bancorp, Inc.	2,935	71,673
OFG Bancorp (d)	53,595	852,161
Old National Bancorp, Indiana	98,018	1,283,056
Old Second Bancorp, Inc. (a)	18,605	88,374
OmniAmerican Bancorp, Inc.	6,877	178,527
Opus Bank	3,268	103,563
Orrstown Financial Services, Inc. (a)	5,669	93,595
Pacific Continental Corp.	13,395	180,565
Pacific Mercantile Bancorp (a)	10,321	72,247
Pacific Premier Bancorp, Inc. (a)	7,166	106,415
PacWest Bancorp	105,120	4,408,733
Park National Corp.	18,463	1,437,160
Park Sterling Corp.	28,617	195,454
Penns Woods Bancorp, Inc.	3,854	175,280
Peoples Bancorp, Inc.	3,334	79,916
Peoples Financial Corp., Mississippi	2,667	35,498
Peoples Financial Services Corp. (d)	12,111	611,484
Pinnacle Financial Partners, Inc.	38,294	1,373,223
PNC Financial Services Group, Inc.	621,024	52,631,784
Popular, Inc. (a)	136,656	4,230,870
Preferred Bank, Los Angeles (a)	6,239	149,861
Premier Financial Bancorp, Inc.	115	1,755
PrivateBancorp, Inc.	92,031	2,715,835
Prosperity Bancshares, Inc.	66,890	4,040,156
Regions Financial Corp.	1,708,928	17,345,619
Renasant Corp.	34,907	1,009,860
Republic Bancorp, Inc., Kentucky Class A	18,205	414,346
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	8,316

	Shares	Value
S&T Bancorp, Inc.	32,238	$ 804,016
Sandy Spring Bancorp, Inc.	22,334	539,813
Seacoast Banking Corp., Florida (a)	23,091	242,225
Shore Bancshares, Inc. (a)	2,958	26,533
Sierra Bancorp	3,618	62,845
Signature Bank (a)	63,799	7,557,630
Simmons First National Corp. Class A	13,335	532,333
South State Corp.	32,215	1,886,510
Southside Bancshares, Inc. (d)	18,266	627,437
Southwest Bancorp, Inc., Oklahoma	15,446	255,322
Square 1 Financial, Inc. Class A (d)	5,288	101,477
State Bank Financial Corp.	26,469	443,620
Sterling Bancorp	95,011	1,203,789
Stock Yards Bancorp, Inc.	6,551	197,382
Suffolk Bancorp	15,697	326,969
Sun Bancorp, Inc., New Jersey (a)	9,760	182,902
SunTrust Banks, Inc.	625,274	23,810,434
Susquehanna Bancshares, Inc.	215,524	2,224,208
SVB Financial Group (a)	57,220	6,369,730
Synovus Financial Corp.	148,992	3,598,157
TCF Financial Corp.	219,604	3,469,743
Texas Capital Bancshares, Inc. (a)	44,486	2,401,354
The First Bancorp, Inc.	2,896	48,884
Tompkins Financial Corp.	11,165	511,245
TowneBank (d)	28,452	417,106
Trico Bancshares (d)	12,062	269,586
Trustmark Corp.	94,171	2,235,149
U.S. Bancorp	2,106,889	89,079,267
UMB Financial Corp.	45,063	2,602,388
Umpqua Holdings Corp.	218,346	3,814,505
Union Bankshares Corp.	63,353	1,497,031
United Bankshares, Inc., West Virginia	83,407	2,748,261
United Community Bank, Inc.	43,617	739,744
Univest Corp. of Pennsylvania	10,023	191,439
Valley National Bancorp	229,522	2,295,220
ViewPoint Financial Group	43,399	1,130,544
Washington Trust Bancorp, Inc.	15,489	544,903
Webster Financial Corp.	106,126	3,130,717
Wells Fargo & Co.	5,554,082	285,701,978
WesBanco, Inc.	33,718	1,046,944
West Bancorp., Inc.	1,202	18,090
Westamerica Bancorp.	28,148	1,361,519
Westbury Bancorp, Inc. (a)	4,860	73,580
Western Alliance Bancorp. (a)	80,481	1,900,156
Wilshire Bancorp, Inc.	71,729	700,075
Wintrust Financial Corp.	46,573	2,168,905
Yadkin Financial Corp. (a)	17,368	326,171
Zions Bancorporation	235,402	6,859,614
		1,453,358,553
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	65,436	13,816,811
Ameriprise Financial, Inc.	219,933	27,658,774
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Arlington Asset Investment Corp. (d)	13,562	$ 385,432
Artisan Partners Asset Management, Inc.	35,259	1,956,169
Bank of New York Mellon Corp.	1,307,445	51,225,695
BGC Partners, Inc. Class A	203,183	1,538,095
BlackRock, Inc. Class A	145,627	48,134,092
Calamos Asset Management, Inc. Class A	22,184	285,952
Charles Schwab Corp.	1,350,766	38,510,339
CIFI Corp.	3,896	38,609
Cohen & Steers, Inc. (d)	24,368	1,063,420
Cowen Group, Inc. Class A (a)	80,174	327,912
Diamond Hill Investment Group, Inc.	1,102	144,560
E*TRADE Financial Corp. (a)	333,528	7,424,333
Eaton Vance Corp. (non-vtg.)	144,041	5,640,646
Evercore Partners, Inc. Class A	40,806	2,090,491
FBR & Co. (a)	3,090	88,312
Federated Investors, Inc. Class B (non-vtg.) (d)	108,341	3,324,985
Financial Engines, Inc. (d)	56,540	2,028,090
Franklin Resources, Inc.	475,781	26,891,142
FXCM, Inc. Class A	51,378	744,467
GAMCO Investors, Inc. Class A	6,083	476,360
GFI Group, Inc.	69,449	313,909
Goldman Sachs Group, Inc.	482,037	86,337,647
Greenhill & Co., Inc.	34,523	1,692,317
HFF, Inc.	41,013	1,230,390
ICG Group, Inc. (a)	45,785	794,370
Institutional Financial Markets, Inc.	6,881	14,037
INTL FCStone, Inc. (a)(d)	15,053	288,717
Invesco Ltd.	497,759	20,328,478
Investment Technology Group, Inc. (a)	55,680	948,230
Janus Capital Group, Inc.	187,399	2,276,898
JMP Group, Inc.	11,989	82,245
KCG Holdings, Inc. Class A (a)	107,133	1,253,456
Ladenburg Thalmann Financial Services, Inc. (a)(d)	107,553	385,040
Legg Mason, Inc.	112,895	5,567,981
LPL Financial	96,918	4,718,937
Manning & Napier, Inc. Class A	3,941	73,184
Moelis & Co. Class A (d)	6,185	224,454
Morgan Stanley	1,609,397	55,218,411
Northern Trust Corp.	260,411	18,059,503
NorthStar Asset Management Group, Inc. (a)	210,579	3,893,606
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,844	165,351
Piper Jaffray Companies (a)(d)	20,940	1,117,358
Pzena Investment Management, Inc.	4,972	50,267
Raymond James Financial, Inc.	163,719	8,945,606
RCS Capital Corp. Class A (d)	30,894	684,920
Safeguard Scientifics, Inc. (a)(d)	26,745	524,202
SEI Investments Co.	167,937	6,363,973

	Shares	Value
Silvercrest Asset Management Group Class A (a)	6,008	$ 96,368
State Street Corp.	498,051	35,874,614
Stifel Financial Corp. (a)	80,336	3,846,488
SWS Group, Inc. (a)(d)	24,189	180,692
T. Rowe Price Group, Inc.	302,200	24,476,689
TD Ameritrade Holding Corp.	282,750	9,361,853
U.S. Global Investments, Inc. Class A	7,637	29,021
Virtus Investment Partners, Inc.	8,765	1,960,643
Waddell & Reed Financial, Inc. Class A	99,829	5,440,681
Walter Investment Management Corp. (a)(d)	38,853	1,023,777
Westwood Holdings Group, Inc.	3,640	216,944
WisdomTree Investments, Inc. (a)(d)	137,845	1,630,706
		539,486,649
Consumer Finance - 0.8%
Ally Financial, Inc. (a)	110,182	2,710,477
American Express Co.	1,052,054	94,211,436
Asta Funding, Inc. (a)	4,468	37,576
Atlanticus Holdings Corp. (a)(d)	35,598	95,403
Capital One Financial Corp.	655,301	53,774,000
Cash America International, Inc.	33,402	1,491,065
Consumer Portfolio Services, Inc. (a)	11,930	85,300
Credit Acceptance Corp. (a)	13,731	1,692,208
Discover Financial Services	556,489	34,708,219
Encore Capital Group, Inc. (a)(d)	29,815	1,323,488
EZCORP, Inc. (non-vtg.) Class A (a)(d)	64,428	684,870
First Cash Financial Services, Inc. (a)(d)	35,415	2,045,570
First Marblehead Corp. (a)(d)	5,188	24,280
Green Dot Corp. Class A (a)(d)	44,284	836,525
Imperial Holdings, Inc. (a)(d)	16,708	115,118
JGWPT Holdings, Inc.	8,584	115,884
Navient Corp.	493,468	8,852,816
Nelnet, Inc. Class A	22,213	976,706
Portfolio Recovery Associates, Inc. (a)(d)	57,822	3,286,024
Regional Management Corp. (a)	4,032	68,544
Santander Consumer U.S.A. Holdings, Inc.	84,238	1,568,512
SLM Corp.	493,468	4,372,126
Springleaf Holdings, Inc. (d)	37,440	1,246,003
World Acceptance Corp. (a)(d)	15,268	1,196,095
		215,518,245
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	2,088,552	286,653,762
CBOE Holdings, Inc.	109,590	5,811,010
CME Group, Inc.	361,866	27,700,842
Gain Capital Holdings, Inc.	15,735	99,288
Interactive Brokers Group, Inc.	43,141	1,011,225
IntercontinentalExchange Group, Inc.	132,880	25,114,320
Leucadia National Corp.	370,953	9,247,858
Life Partners Holdings, Inc.	18,668	35,096
MarketAxess Holdings, Inc.	47,067	2,773,188
Marlin Business Services Corp.	13,319	263,450
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
McGraw Hill Financial, Inc.	315,383	$ 25,587,023
MicroFinancial, Inc.	86	682
Moody's Corp.	215,147	20,131,305
MSCI, Inc. Class A (a)	147,156	6,789,778
NewStar Financial, Inc. (a)	27,065	312,059
PHH Corp. (a)(d)	72,291	1,732,092
PICO Holdings, Inc. (a)	22,896	506,002
Resource America, Inc. Class A	2,362	22,250
The NASDAQ OMX Group, Inc.	136,600	5,938,002
TPG Specialty Lending, Inc.	35,359	624,440
Vector Capital Corp. rights (a)	4,280	0
Voya Financial, Inc.	160,885	6,288,995
		426,642,667
Insurance - 3.1%
ACE Ltd.	383,209	40,746,613
AFLAC, Inc.	519,485	31,813,261
Alleghany Corp. (a)	18,948	8,169,051
Allied World Assurance Co.	101,481	3,753,782
Allstate Corp.	506,684	31,155,999
AMBAC Financial Group, Inc. (a)	54,576	1,320,739
American Equity Investment Life Holding Co. (d)	83,986	2,077,814
American Financial Group, Inc.	90,622	5,434,601
American International Group, Inc.	1,681,597	94,270,328
American National Insurance Co.	11,975	1,363,234
Amerisafe, Inc.	28,834	1,087,907
Amtrust Financial Services, Inc. (d)	37,933	1,670,190
Aon PLC	343,000	29,895,880
Arch Capital Group Ltd. (a)	141,774	7,879,799
Argo Group International Holdings, Ltd.	32,771	1,725,065
Arthur J. Gallagher & Co.	175,221	8,275,688
Aspen Insurance Holdings Ltd.	68,795	2,925,163
Assurant, Inc.	95,115	6,348,926
Assured Guaranty Ltd.	208,257	5,029,407
Axis Capital Holdings Ltd.	130,874	6,310,744
Baldwin & Lyons, Inc. Class B	5,084	131,523
Brown & Brown, Inc.	150,525	4,910,126
Cincinnati Financial Corp.	161,273	7,755,619
Citizens, Inc. Class A (a)(d)	31,937	228,350
CNA Financial Corp.	65,754	2,549,283
CNO Financial Group, Inc.	273,436	4,880,833
Crawford & Co. Class B	21,205	191,057
Donegal Group, Inc. Class A	4,528	71,316
eHealth, Inc. (a)	26,343	646,457
EMC Insurance Group	5,816	178,202
Employers Holdings, Inc.	36,335	777,932
Endurance Specialty Holdings Ltd.	45,122	2,620,235
Enstar Group Ltd. (a)	12,532	1,778,291
Erie Indemnity Co. Class A	32,248	2,467,294
Everest Re Group Ltd.	51,436	8,427,274
FBL Financial Group, Inc. Class A	12,986	608,134

	Shares	Value
Federated National Holding Co.	12,192	$ 301,142
Fidelity & Guaranty Life	15,879	358,230
First Acceptance Corp. (a)	4,055	9,894
First American Financial Corp.	131,076	3,716,005
FNF Group	310,787	8,798,380
FNFV Group (a)	103,585	1,551,703
Fortegra Financial Corp. (a)	10,670	105,313
Genworth Financial, Inc. Class A (a)	560,876	7,958,830
Global Indemnity PLC (a)	13,709	370,691
Greenlight Capital Re, Ltd. (a)	30,263	1,035,297
Hallmark Financial Services, Inc. (a)	10,337	98,718
Hanover Insurance Group, Inc.	48,173	3,056,577
Hartford Financial Services Group, Inc.	499,486	18,505,956
HCC Insurance Holdings, Inc.	116,739	5,853,293
HCI Group, Inc.	9,511	400,508
Health Insurance Innovations (a)(d)	4,900	62,426
Hilltop Holdings, Inc. (a)	86,306	1,827,098
Horace Mann Educators Corp.	37,921	1,130,046
Independence Holding Co.	16,014	223,395
Infinity Property & Casualty Corp.	13,372	914,377
Investors Title Co.	1,086	78,398
Kansas City Life Insurance Co.	2,863	132,958
Kemper Corp.	58,114	2,112,444
Lincoln National Corp.	307,008	16,897,720
Loews Corp.	371,316	16,241,362
Maiden Holdings Ltd. (d)	73,970	899,475
Markel Corp. (a)(d)	16,654	10,988,309
Marsh & McLennan Companies, Inc.	616,601	32,741,513
MBIA, Inc. (a)	228,577	2,384,058
Meadowbrook Insurance Group, Inc.	46,791	289,636
Mercury General Corp.	42,960	2,200,841
MetLife, Inc.	1,297,898	71,046,937
Montpelier Re Holdings Ltd. (d)	62,043	1,951,252
National General Holdings Corp. (d)	96,033	1,798,698
National Interstate Corp.	15,961	446,908
National Western Life Insurance Co. Class A	2,078	527,812
Navigators Group, Inc. (a)	15,156	973,773
Old Republic International Corp.	306,111	4,698,804
OneBeacon Insurance Group Ltd.	20,572	329,769
PartnerRe Ltd.	64,815	7,239,187
Phoenix Companies, Inc. (a)(d)	7,382	453,919
Platinum Underwriters Holdings Ltd.	32,909	2,055,825
Primerica, Inc.	65,762	3,309,801
Principal Financial Group, Inc.	320,034	17,374,646
ProAssurance Corp.	69,301	3,201,706
Progressive Corp.	622,481	15,574,475
Protective Life Corp.	94,484	6,557,190
Prudential Financial, Inc.	529,164	47,466,011
Reinsurance Group of America, Inc.	80,713	6,697,565
RenaissanceRe Holdings Ltd.	56,754	5,811,042
RLI Corp.	34,126	1,525,432
Safety Insurance Group, Inc.	14,899	822,425
Selective Insurance Group, Inc.	57,017	1,366,697
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
StanCorp Financial Group, Inc.	52,960	$ 3,469,939
State Auto Financial Corp.	12,598	273,377
Stewart Information Services Corp. (d)	21,434	690,603
Symetra Financial Corp.	109,204	2,658,025
The Chubb Corp.	278,385	25,597,501
The Travelers Companies, Inc.	394,096	37,324,832
Third Point Reinsurance Ltd.	28,985	444,050
Torchmark Corp.	144,360	7,874,838
Tower Group International Ltd.	63,927	128,493
United Fire Group, Inc.	20,054	587,983
United Insurance Holdings Corp.	16,369	264,196
Universal Insurance Holdings, Inc.	33,783	468,232
Unum Group	290,729	10,544,741
Validus Holdings Ltd.	125,147	4,894,499
W.R. Berkley Corp.	118,696	5,738,952
White Mountains Insurance Group Ltd.	7,023	4,454,268
Willis Group Holdings PLC	207,878	8,724,640
XL Group PLC Class A	329,395	11,258,721
		797,348,474
Real Estate Investment Trusts - 3.5%
Acadia Realty Trust (SBI)	67,401	1,942,497
AG Mortgage Investment Trust, Inc.	18,957	378,571
Agree Realty Corp.	17,794	525,457
Alexanders, Inc.	2,701	1,070,919
Alexandria Real Estate Equities, Inc.	78,887	6,236,806
Altisource Residential Corp. Class B	67,853	1,665,113
American Assets Trust, Inc.	36,114	1,265,796
American Campus Communities, Inc.	134,876	5,328,951
American Capital Agency Corp.	426,204	10,079,725
American Capital Mortgage Investment Corp.	52,567	1,081,829
American Homes 4 Rent Class A	160,568	2,870,956
American Realty Capital Properties, Inc.	1,027,675	13,524,203
American Residential Properties, Inc. (a)(d)	15,232	289,103
American Tower Corp.	454,292	44,793,191
AmREIT, Inc. Class B	18,007	419,563
Annaly Capital Management, Inc.	1,073,868	12,779,029
Anworth Mortgage Asset Corp.	251,516	1,305,368
Apartment Investment & Management Co. Class A	161,356	5,529,670
Apollo Commercial Real Estate Finance, Inc.	34,660	582,981
Apollo Residential Mortgage, Inc.	29,321	494,059
Arbor Realty Trust, Inc.	31,767	222,051
Ares Commercial Real Estate Corp.	39,618	498,791
Armada Hoffler Properties, Inc.	18,404	176,862
Armour Residential REIT, Inc.	489,690	2,071,389
Ashford Hospitality Prime, Inc.	33,082	535,598
Ashford Hospitality Trust, Inc.	69,895	810,083
Associated Estates Realty Corp.	60,888	1,126,428

	Shares	Value
AvalonBay Communities, Inc. (d)	136,592	$ 21,048,827
Aviv REIT, Inc.	27,384	801,256
BioMed Realty Trust, Inc.	232,867	5,227,864
Blackstone Mortgage Trust, Inc. (d)	31,861	925,562
Boston Properties, Inc.	173,248	21,035,772
Brandywine Realty Trust (SBI)	189,114	3,029,606
Brixmor Property Group, Inc.	84,312	1,995,665
BRT Realty Trust (a)	5,568	40,090
Camden Property Trust (SBI)	107,447	8,041,333
Campus Crest Communities, Inc. (d)	55,980	460,156
Capstead Mortgage Corp.	97,016	1,282,552
CareTrust (REIT), Inc. (a)	18,939	330,864
CatchMark Timber Trust, Inc.	26,622	319,730
CBL & Associates Properties, Inc.	198,768	3,776,592
Cedar Shopping Centers, Inc.	134,023	867,129
Chambers Street Properties	312,279	2,432,653
Chatham Lodging Trust	26,521	613,166
Chesapeake Lodging Trust	72,347	2,229,011
Chimera Investment Corp.	1,225,514	4,056,451
CIM Commercial Trust Corp.	1,700	32,470
Colony Financial, Inc.	124,467	2,790,550
Columbia Property Trust, Inc.	148,227	3,804,987
Coresite Realty Corp.	24,333	853,358
Corporate Office Properties Trust (SBI) (d)	106,736	3,029,168
Corrections Corp. of America	137,269	4,892,267
Cousins Properties, Inc.	234,370	2,974,155
Crown Castle International Corp.	380,565	30,258,723
CubeSmart	141,018	2,622,935
CyrusOne, Inc.	38,593	1,004,962
CYS Investments, Inc. (d)	197,203	1,859,624
DCT Industrial Trust, Inc.	349,621	2,779,487
DDR Corp.	308,138	5,614,274
DiamondRock Hospitality Co.	202,906	2,702,708
Digital Realty Trust, Inc.	156,288	10,197,792
Douglas Emmett, Inc.	168,817	4,823,102
Duke Realty LP	408,851	7,604,629
DuPont Fabros Technology, Inc.	100,616	2,833,347
Dynex Capital, Inc.	68,104	595,910
EastGroup Properties, Inc.	28,464	1,845,606
Education Realty Trust, Inc.	157,945	1,720,021
Ellington Residential Mortgage REIT	7,146	125,198
Empire State Realty Trust, Inc. (d)	146,821	2,413,737
EPR Properties	65,817	3,745,645
Equity Commonwealth	127,873	3,437,226
Equity Lifestyle Properties, Inc.	92,610	4,231,351
Equity One, Inc.	85,144	2,009,398
Equity Residential (SBI)	393,346	26,145,709
Essex Property Trust, Inc.	71,662	13,863,014
Excel Trust, Inc.	59,887	774,938
Extra Space Storage, Inc.	137,773	7,260,637
Federal Realty Investment Trust (SBI)	75,022	9,361,245
FelCor Lodging Trust, Inc.	200,216	2,070,233
First Industrial Realty Trust, Inc.	100,981	1,837,854
First Potomac Realty Trust	64,690	856,496
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Five Oaks Investment Corp.	4,880	$ 55,534
Franklin Street Properties Corp.	114,432	1,390,349
Gaming & Leisure Properties (d)	107,465	3,578,585
General Growth Properties, Inc.	597,700	14,685,489
Getty Realty Corp.	23,628	443,261
Gladstone Commercial Corp.	19,665	359,476
Glimcher Realty Trust	157,267	1,766,108
Government Properties Income Trust	79,105	1,900,102
Gramercy Property Trust, Inc. (d)	125,276	775,458
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,671	212,583
Hatteras Financial Corp.	121,103	2,409,950
HCP, Inc. (d)	534,031	23,139,563
Health Care REIT, Inc. (d)	352,643	23,831,614
Healthcare Realty Trust, Inc.	119,232	2,976,031
Healthcare Trust of America, Inc.	307,681	3,830,628
Hersha Hospitality Trust	214,462	1,456,197
Highwoods Properties, Inc. (SBI)	89,662	3,815,118
Home Properties, Inc.	74,137	4,761,078
Hospitality Properties Trust (SBI)	164,136	4,830,522
Host Hotels & Resorts, Inc.	849,559	19,386,936
Hudson Pacific Properties, Inc.	49,472	1,328,323
Inland Real Estate Corp.	85,277	887,734
Invesco Mortgage Capital, Inc.	135,801	2,392,814
Investors Real Estate Trust	102,538	874,649
iStar Financial, Inc. (a)(d)	102,599	1,526,673
JAVELIN Mortgage Investment Corp.	12,977	172,075
Kilroy Realty Corp.	91,661	5,797,558
Kimco Realty Corp. (d)	446,526	10,488,896
Kite Realty Group Trust	96,409	2,479,639
LaSalle Hotel Properties (SBI)	130,397	4,766,010
Lexington Corporate Properties Trust	259,496	2,823,316
Liberty Property Trust (SBI)	176,490	6,251,276
LTC Properties, Inc.	43,338	1,774,691
Mack-Cali Realty Corp.	122,465	2,588,910
Medical Properties Trust, Inc.	220,785	3,110,861
MFA Financial, Inc.	486,658	4,107,394
Mid-America Apartment Communities, Inc.	92,326	6,677,016
Monmouth Real Estate Investment Corp. Class A	60,850	658,397
National Health Investors, Inc.	34,486	2,224,692
National Retail Properties, Inc. (d)	132,178	4,909,091
New Residential Investment Corp.	304,097	1,906,688
New York (REIT), Inc.	201,799	2,080,548
New York Mortgage Trust, Inc. (d)	61,040	487,099
Newcastle Investment Corp.	151,847	2,057,527
NorthStar Realty Finance Corp.	221,573	4,101,316
Omega Healthcare Investors, Inc. (d)	143,538	5,407,076
One Liberty Properties, Inc.	11,261	244,026
Parkway Properties, Inc.	86,804	1,801,183

	Shares	Value
Pebblebrook Hotel Trust	72,830	$ 2,821,434
Pennsylvania Real Estate Investment Trust (SBI)	85,180	1,717,229
PennyMac Mortgage Investment Trust	97,201	2,163,694
Physicians Realty Trust	23,388	346,376
Piedmont Office Realty Trust, Inc. Class A	174,747	3,405,819
Plum Creek Timber Co., Inc.	200,436	8,143,715
Post Properties, Inc.	73,877	4,064,713
Potlatch Corp.	43,845	1,871,305
Power (REIT) (a)	718	6,642
Prologis, Inc.	574,154	23,505,865
PS Business Parks, Inc.	26,075	2,126,156
Public Storage	164,556	28,826,920
QTS Realty Trust, Inc. Class A (d)	15,035	453,305
RAIT Financial Trust (d)	83,839	678,258
Ramco-Gershenson Properties Trust (SBI)	70,480	1,195,341
Rayonier, Inc.	146,114	5,007,327
Realty Income Corp.	251,007	11,225,033
Redwood Trust, Inc. (d)	103,397	2,002,800
Regency Centers Corp.	116,777	6,672,638
Resource Capital Corp.	118,128	636,710
Retail Opportunity Investments Corp.	70,350	1,114,344
Retail Properties America, Inc.	250,044	3,955,696
Rexford Industrial Realty, Inc.	44,441	655,060
RLJ Lodging Trust	150,575	4,488,641
Rouse Properties, Inc. (d)	34,930	610,576
Ryman Hospitality Properties, Inc. (d)	49,860	2,480,535
Sabra Health Care REIT, Inc.	56,614	1,612,367
Saul Centers, Inc.	14,444	720,033
Select Income (REIT)	38,717	1,080,204
Senior Housing Properties Trust (SBI)	240,030	5,599,900
Silver Bay Realty Trust Corp.	47,769	796,309
Simon Property Group, Inc.	354,071	60,202,692
SL Green Realty Corp.	129,295	14,138,408
SoTHERLY Hotels, Inc.	2,721	22,203
Sovran Self Storage, Inc.	33,865	2,616,749
Spirit Realty Capital, Inc.	431,927	5,101,058
Stag Industrial, Inc.	63,413	1,485,767
Starwood Property Trust, Inc.	250,020	5,962,977
Starwood Waypoint Residential (a)	44,074	1,219,968
Strategic Hotel & Resorts, Inc. (a)	334,781	3,977,198
Summit Hotel Properties, Inc.	103,133	1,129,306
Sun Communities, Inc.	47,327	2,538,147
Sunstone Hotel Investors, Inc.	233,464	3,401,570
Supertel Hospitality, Inc., Maryland (a)	703	1,554
Tanger Factory Outlet Centers, Inc.	110,651	3,862,826
Taubman Centers, Inc.	72,463	5,519,507
Terreno Realty Corp.	27,317	552,896
The GEO Group, Inc.	86,331	3,230,506
The Macerich Co.	163,662	10,685,492
Two Harbors Investment Corp.	449,289	4,816,378
UDR, Inc.	279,578	8,364,974
UMH Properties, Inc. (d)	10,346	106,047
Universal Health Realty Income Trust (SBI)	13,491	595,897
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Urstadt Biddle Properties, Inc. Class A	26,585	$ 566,792
Ventas, Inc.	339,142	22,308,761
Vornado Realty Trust	195,917	20,741,733
Washington Prime Group, Inc. (a)	177,005	3,455,138
Washington REIT (SBI)	75,722	2,103,557
Weingarten Realty Investors (SBI)	140,335	4,802,264
Western Asset Mortgage Capital Corp.	46,434	705,797
Weyerhaeuser Co.	668,998	22,712,482
Whitestone REIT Class B	26,734	406,357
Winthrop Realty Trust	32,907	502,161
WP Carey, Inc. (d)	66,643	4,550,384
ZAIS Financial Corp.	6,000	116,280
		921,110,855
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	51,667	2,113,180
Altisource Portfolio Solutions SA (a)(d)	18,423	1,841,010
American Spectrum Realty, Inc. (a)	1,984	3,373
AV Homes, Inc. (a)(d)	12,051	191,972
CBRE Group, Inc. (a)	310,765	9,876,112
Consolidated-Tomoka Land Co.	2,432	142,272
Forest City Enterprises, Inc. Class A (a)	196,160	4,080,128
Forestar Group, Inc. (a)(d)	38,487	769,740
Gladstone Land Corp.	8,000	98,880
Howard Hughes Corp. (a)	37,206	5,892,314
Jones Lang LaSalle, Inc.	53,062	7,089,614
Kennedy-Wilson Holdings, Inc.	81,481	2,128,284
Maui Land & Pineapple, Inc. (a)(d)	31,310	216,978
RE/MAX Holdings, Inc.	10,289	311,962
Realogy Holdings Corp. (a)	174,285	7,105,599
Tejon Ranch Co. (a)	18,740	526,969
The St. Joe Co. (a)(d)	111,664	2,418,642
Transcontinental Realty Investors, Inc. (a)	20,697	246,708
		45,053,737
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	91,784	1,199,617
Bank Mutual Corp.	56,001	369,047
BankFinancial Corp.	19,300	208,633
BBX Capital Corp. (a)	18,261	342,211
Beneficial Mutual Bancorp, Inc. (a)	37,525	515,218
Berkshire Hills Bancorp, Inc.	20,197	497,452
BofI Holding, Inc. (a)(d)	15,097	1,162,318
Brookline Bancorp, Inc., Delaware	86,924	795,355
Cape Bancorp, Inc.	2,611	26,893
Capitol Federal Financial, Inc.	194,739	2,405,027
Charter Financial Corp.	1,496	16,172
Chicopee Bancorp, Inc.	1,816	29,583
Clifton Bancorp, Inc.	15,263	191,856
Dime Community Bancshares, Inc.	51,879	801,012
Doral Financial Corp. (a)(d)	7,972	53,492

	Shares	Value
ESB Financial Corp.	9,498	$ 120,150
ESSA Bancorp, Inc.	4,298	48,653
Essent Group Ltd. (d)	38,008	800,448
EverBank Financial Corp.	121,901	2,301,491
Farmer Mac Class C (non-vtg.)	8,894	292,790
First Defiance Financial Corp.	6,145	171,446
First Financial Northwest, Inc.	2,197	23,794
Flagstar Bancorp, Inc. (a)	37,206	648,501
Fox Chase Bancorp, Inc.	14,307	244,507
Franklin Financial Corp./VA (a)(d)	16,347	324,651
HF Financial Corp.	2,735	36,649
Hingham Institution for Savings	1,505	124,193
Home Loan Servicing Solutions Ltd.	65,442	1,433,180
HomeStreet, Inc.	7,892	143,555
Hudson City Bancorp, Inc.	532,335	5,254,146
IF Bancorp, Inc.	3,112	51,504
Impac Mortgage Holdings, Inc. (a)(d)	5,393	34,299
Kearny Financial Corp. (a)	9,825	153,761
Ladder Capital Corp. Class A	19,926	370,624
Madison County Financial, Inc.	4,682	87,085
Meridian Bancorp, Inc. (a)	27,946	295,669
Meta Financial Group, Inc.	3,931	149,378
MGIC Investment Corp. (a)(d)	403,619	3,402,508
NASB Financial, Inc.	1,203	29,233
Nationstar Mortgage Holdings, Inc. (a)(d)	27,283	954,905
New York Community Bancorp, Inc. (d)	541,088	8,630,354
Northfield Bancorp, Inc.	35,760	468,814
Northwest Bancshares, Inc.	92,094	1,161,305
OceanFirst Financial Corp.	5,851	96,073
Ocwen Financial Corp. (a)	133,402	3,727,252
Oritani Financial Corp.	41,599	623,985
PennyMac Financial Services, Inc. (a)	18,921	291,951
People's United Financial, Inc. (d)	329,770	4,930,062
Peoples Federal Bancshares, Inc.	1,156	23,201
Poage Bankshares, Inc.	2,365	34,245
Provident Financial Holdings, Inc.	3,066	44,886
Provident Financial Services, Inc.	62,627	1,065,285
Radian Group, Inc.	200,792	2,923,532
Riverview Bancorp, Inc. (a)	6,875	26,400
Security National Financial Corp. Class A	10,153	47,719
Simplicity Bancorp, Inc.	10,338	167,993
Territorial Bancorp, Inc.	13,244	272,297
TFS Financial Corp. (a)	149,374	2,156,961
Timberland Bancorp, Inc.	5,034	54,015
Tree.com, Inc. (a)	3,275	104,767
Trustco Bank Corp., New York	86,500	607,230
United Community Financial Corp.	29,429	134,785
United Financial Bancorp, Inc. New	46,844	580,397
Walker & Dunlop, Inc. (a)	28,304	401,634
Washington Federal, Inc.	128,254	2,789,525
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Westfield Financial, Inc.	28,907	$ 209,865
WSFS Financial Corp.	10,396	775,542
		58,461,081
TOTAL FINANCIALS		4,456,980,261
HEALTH CARE - 13.2%
Biotechnology - 3.0%
Aastrom Biosciences, Inc. (a)(d)	3,923	15,143
ACADIA Pharmaceuticals, Inc. (a)(d)	95,598	2,292,440
Acceleron Pharma, Inc. (d)	12,418	333,672
Achillion Pharmaceuticals, Inc. (a)(d)	115,115	1,331,881
Acorda Therapeutics, Inc. (a)(d)	62,128	2,024,130
Actinium Pharmaceuticals, Inc. (a)(d)	38,656	240,440
Aegerion Pharmaceuticals, Inc. (a)	28,027	856,225
Agenus, Inc. (a)(d)	71,608	224,849
Agios Pharmaceuticals, Inc. (a)(d)	11,316	523,026
Akebia Therapeutics, Inc. (a)	5,435	122,342
Alexion Pharmaceuticals, Inc. (a)	228,919	38,753,698
Alkermes PLC (a)	187,366	8,380,881
Alnylam Pharmaceuticals, Inc. (a)(d)	73,219	5,101,168
AMAG Pharmaceuticals, Inc. (a)(d)	31,420	711,035
Amgen, Inc.	876,358	122,146,778
Amicus Therapeutics, Inc. (a)	25,384	182,511
Anacor Pharmaceuticals, Inc. (a)(d)	28,185	656,429
Anthera Pharmaceuticals, Inc. (a)	5,648	14,346
Applied Genetic Technologies Corp.	5,553	94,956
Arena Pharmaceuticals, Inc. (a)(d)	260,488	1,073,211
ARIAD Pharmaceuticals, Inc. (a)(d)	213,587	1,328,511
ArQule, Inc. (a)	65,290	86,183
Array BioPharma, Inc. (a)(d)	101,050	399,148
Arrowhead Research Corp. (a)(d)	44,310	645,597
Athersys, Inc. (a)(d)	92,903	130,993
Auspex Pharmaceuticals, Inc. (d)	10,037	230,751
AVEO Pharmaceuticals, Inc. (a)	43,200	57,024
BioCryst Pharmaceuticals, Inc. (a)(d)	79,931	1,079,069
Biogen Idec, Inc. (a)	276,274	94,773,033
BioMarin Pharmaceutical, Inc. (a)	169,338	12,060,252
Biospecifics Technologies Corp. (a)	1,441	45,074
Biota Pharmaceuticals, Inc. (a)	46,093	106,014
BioTime, Inc. (a)(d)	32,076	99,756
Bluebird Bio, Inc. (a)	21,720	869,017
Cancer Genetics, Inc. (a)(d)	9,725	86,553
Cara Therapeutics, Inc. (d)	6,290	64,284
CASI Pharmaceuticals, Inc. (a)	289	500
Catalyst Pharmaceutical Partners, Inc. (a)	25,961	83,075
Cel-Sci Corp. (a)	28,340	30,324
Celgene Corp. (a)	938,796	89,204,396
Celldex Therapeutics, Inc. (a)(d)	107,399	1,708,718

	Shares	Value
Cellular Dynamics International, Inc. (a)(d)	4,597	$ 52,590
Celsion Corp. (a)(d)	10,682	34,717
Cepheid, Inc. (a)(d)	80,169	3,209,165
ChemoCentryx, Inc. (a)(d)	15,137	77,350
Chimerix, Inc. (a)	37,843	966,510
Cleveland Biolabs, Inc. (a)	35,489	14,196
Clovis Oncology, Inc. (a)(d)	39,949	1,899,974
Conatus Pharmaceuticals, Inc. (a)(d)	7,362	50,724
Coronado Biosciences, Inc. (a)(d)	18,457	38,760
CTI BioPharma Corp. (a)(d)	129,276	330,947
Cubist Pharmaceuticals, Inc.	87,467	6,037,847
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)(d)	69,058	120,852
Cyclacel Pharmaceuticals, Inc. (a)(d)	11,529	40,121
Cytokinetics, Inc. (a)	26,522	113,514
Cytori Therapeutics, Inc. (a)(d)	69,588	98,119
CytRx Corp. (a)(d)	25,756	85,510
DARA BioSciences, Inc. (a)	1,702	2,119
Dendreon Corp. (a)(d)	131,169	178,390
Dicerna Pharmaceuticals, Inc. (d)	8,003	110,281
Discovery Laboratories, Inc. (a)(d)	132,829	241,749
Durata Therapeutics, Inc. (a)(d)	10,654	167,907
Dyax Corp. (a)	146,558	1,496,357
Dynavax Technologies Corp. (a)(d)	275,972	391,880
Emergent BioSolutions, Inc. (a)(d)	38,141	949,711
Enanta Pharmaceuticals, Inc. (a)(d)	3,858	161,882
Enzon Pharmaceuticals, Inc.	43,430	71,225
Epirus Biopharmaceuticals, Inc. (a)	1,747	16,265
Epizyme, Inc. (a)(d)	20,607	710,735
Esperion Therapeutics, Inc. (a)(d)	6,156	95,972
Exact Sciences Corp. (a)(d)	122,260	2,549,121
Exelixis, Inc. (a)(d)	160,939	666,287
Fibrocell Science, Inc. (a)(d)	25,988	83,162
Five Prime Therapeutics, Inc.	10,001	116,312
Foundation Medicine, Inc. (d)	12,644	294,226
Galectin Therapeutics, Inc. (a)(d)	13,518	84,623
Galena Biopharma, Inc. (a)(d)	133,911	316,030
Genocea Biosciences, Inc. (d)	8,642	110,704
Genomic Health, Inc. (a)(d)	18,393	546,640
GenVec, Inc. (a)	8,140	16,931
Geron Corp. (a)(d)	196,151	466,839
Gilead Sciences, Inc. (a)	1,781,408	191,643,873
GlycoMimetics, Inc.	10,456	85,216
GTx, Inc. (a)(d)	19,627	18,646
Halozyme Therapeutics, Inc. (a)(d)	112,522	1,068,959
Harvard Apparatus (a)	3,080	27,042
Heat Biologics, Inc. (a)(d)	3,136	20,572
Hemispherx Biopharma, Inc. (a)	130,774	35,309
Heron Therapeutics, Inc. (a)(d)	22,688	213,040
Hyperion Therapeutics, Inc. (a)(d)	5,781	149,497
iBio, Inc. (a)	40,361	19,373
Idera Pharmaceuticals, Inc. (a)(d)	80,821	233,573
ImmunoCellular Therapeutics Ltd. (a)	41,923	41,504
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ImmunoGen, Inc. (a)(d)	90,051	$ 1,064,403
Immunomedics, Inc. (a)(d)	99,673	331,911
Incyte Corp. (a)	173,504	9,403,917
Infinity Pharmaceuticals, Inc. (a)	41,127	464,735
Inovio Pharmaceuticals, Inc. (a)(d)	64,716	685,342
Insmed, Inc. (a)	32,411	451,485
Insys Therapeutics, Inc. (a)(d)	6,531	230,675
Intercept Pharmaceuticals, Inc. (a)	13,391	3,879,641
InterMune, Inc. (a)(d)	125,556	9,222,088
Intrexon Corp. (d)	13,260	268,913
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	150,069	1,941,893
Isis Pharmaceuticals, Inc. (a)(d)	138,050	5,626,918
IsoRay, Inc. (a)(d)	31,040	74,186
Karyopharm Therapeutics, Inc. (d)	15,831	569,916
Keryx Biopharmaceuticals, Inc. (a)(d)	105,438	1,917,917
Kindred Biosciences, Inc. (d)	10,713	116,879
KYTHERA Biopharmaceuticals, Inc. (a)(d)	13,619	512,211
Lexicon Pharmaceuticals, Inc. (a)(d)	482,347	733,167
Ligand Pharmaceuticals, Inc. Class B (a)(d)	23,017	1,197,805
Lpath, Inc. (a)	7,871	26,761
Macrogenics, Inc.	10,997	234,896
MannKind Corp. (a)(d)	286,250	2,109,663
Mast Therapeutics, Inc. (a)(d)	29,390	18,369
Medgenics, Inc. (a)	4,479	27,815
Medivation, Inc. (a)	85,572	7,809,301
MEI Pharma, Inc. (a)	26,819	195,242
Merrimack Pharmaceuticals, Inc. (a)(d)	95,963	669,822
MiMedx Group, Inc. (a)(d)	79,098	556,850
Momenta Pharmaceuticals, Inc. (a)	43,036	507,394
Myriad Genetics, Inc. (a)(d)	87,108	3,152,439
Nanosphere, Inc. (a)(d)	36,229	30,389
NanoViricides, Inc. (a)(d)	32,620	127,870
Navidea Biopharmaceuticals, Inc. (a)(d)	114,446	163,658
Neuralstem, Inc. (a)(d)	106,528	433,569
Neurocrine Biosciences, Inc. (a)	83,489	1,361,706
NewLink Genetics Corp. (a)(d)	21,584	595,934
Northwest Biotherapeutics, Inc. (a)(d)	40,748	237,968
Novavax, Inc. (a)(d)	270,468	1,268,495
NPS Pharmaceuticals, Inc. (a)	117,913	3,558,614
Ohr Pharmaceutical, Inc. (a)(d)	18,778	154,355
OncoGenex Pharmaceuticals, Inc. (a)(d)	10,565	34,970
OncoMed Pharmaceuticals, Inc. (a)(d)	5,827	118,230
Onconova Therapeutics, Inc. (a)(d)	6,241	32,578
Oncothyreon, Inc. (a)	43,661	102,167
Opexa Therapeutics, Inc. (a)	5,726	8,303
Ophthotech Corp. (d)	12,066	470,091
Opko Health, Inc. (a)(d)	254,677	2,266,625
Oragenics, Inc. (a)	9,973	16,455
Orexigen Therapeutics, Inc. (a)(d)	166,751	950,481

	Shares	Value
Organovo Holdings, Inc. (a)(d)	69,396	$ 539,901
Osiris Therapeutics, Inc. (a)(d)	18,170	259,649
OvaScience, Inc. (a)(d)	10,225	138,140
OXiGENE, Inc. (a)(d)	561	1,335
Oxygen Biotherapeutics, Inc. (a)(d)	1,373	5,767
Palatin Technologies, Inc. (a)(d)	9,275	7,884
PDL BioPharma, Inc. (d)	181,078	1,827,077
Peregrine Pharmaceuticals, Inc. (a)(d)	243,489	401,757
Pharmacyclics, Inc. (a)(d)	77,976	9,699,435
PharmAthene, Inc. (a)(d)	51,372	117,642
Portola Pharmaceuticals, Inc. (a)(d)	6,348	177,046
Progenics Pharmaceuticals, Inc. (a)(d)	85,314	470,080
Prothena Corp. PLC (a)	29,812	682,695
PTC Therapeutics, Inc. (a)(d)	25,035	792,608
Puma Biotechnology, Inc. (a)	28,653	7,464,393
Raptor Pharmaceutical Corp. (a)(d)	62,748	691,483
Receptos, Inc. (a)	24,417	1,248,930
Regado Biosciences, Inc. (d)	15,917	17,668
Regeneron Pharmaceuticals, Inc. (a)	93,542	32,788,342
Regulus Therapeutics, Inc. (a)(d)	11,075	76,196
Repligen Corp. (a)(d)	36,890	703,123
Rexahn Pharmaceuticals, Inc. (a)(d)	252,511	176,758
Rigel Pharmaceuticals, Inc. (a)	75,480	196,248
Sangamo Biosciences, Inc. (a)(d)	84,275	1,205,133
Sarepta Therapeutics, Inc. (a)(d)	40,979	939,648
Seattle Genetics, Inc. (a)(d)	128,581	5,658,850
SIGA Technologies, Inc. (a)(d)	72,968	98,507
Sorrento Therapeutics, Inc. (a)(d)	14,498	79,739
Spectrum Pharmaceuticals, Inc. (a)(d)	41,659	337,854
StemCells, Inc. (a)	41,468	63,861
Stemline Therapeutics, Inc. (a)(d)	10,674	120,403
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	244,496
Synageva BioPharma Corp. (a)(d)	25,415	1,834,201
Synergy Pharmaceuticals, Inc. (a)(d)	111,018	432,970
Synta Pharmaceuticals Corp. (a)(d)	94,692	378,768
Synthetic Biologics, Inc. (a)(d)	46,314	121,343
Targacept, Inc. (a)(d)	18,977	52,377
TESARO, Inc. (a)(d)	24,183	714,849
TG Therapeutics, Inc. (a)(d)	39,520	335,130
Threshold Pharmaceuticals, Inc. (a)(d)	37,822	157,340
Trovagene, Inc. (a)(d)	4,592	26,817
Ultragenyx Pharmaceutical, Inc. (d)	26,542	1,416,281
United Therapeutics Corp. (a)(d)	53,357	6,287,055
Vanda Pharmaceuticals, Inc. (a)(d)	44,094	570,576
Verastem, Inc. (a)(d)	13,711	119,423
Versartis, Inc. (a)(d)	25,643	589,789
Vertex Pharmaceuticals, Inc. (a)	286,347	26,793,489
Vical, Inc. (a)	65,666	81,426
Xencor, Inc. (d)	18,608	198,920
XOMA Corp. (a)(d)	72,501	317,554
ZIOPHARM Oncology, Inc. (a)(d)	122,654	396,172
		778,732,421
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.1%
Abaxis, Inc.	23,291	$ 1,112,145
Abbott Laboratories	1,779,625	75,171,360
Abiomed, Inc. (a)(d)	36,354	947,022
Accuray, Inc. (a)(d)	58,561	476,687
Alere, Inc. (a)(d)	93,479	3,313,831
Align Technology, Inc. (a)	83,038	4,522,249
Alphatec Holdings, Inc. (a)	36,801	57,410
Analogic Corp.	15,585	1,125,237
Angiodynamics, Inc. (a)	26,377	372,179
Anika Therapeutics, Inc. (a)	9,287	390,054
Antares Pharma, Inc. (a)(d)	97,369	228,817
Atossa Genetics, Inc. (a)(d)	789	1,460
Atricure, Inc. (a)	25,828	400,851
Atrion Corp.	1,172	375,040
Bacterin International Holdings, Inc. (a)(d)	974	4,627
Baxano Surgical, Inc. (a)(d)	18,036	6,628
Baxter International, Inc.	624,523	46,826,735
Becton, Dickinson & Co.	223,571	26,195,814
BioLase Technology, Inc. (d)	31,172	67,332
Boston Scientific Corp. (a)	1,529,296	19,391,473
BSD Medical Corp. (a)	46,363	30,002
C.R. Bard, Inc.	86,543	12,846,443
Cantel Medical Corp.	48,934	1,784,623
Cardica, Inc. (a)	23,778	26,631
Cardiovascular Systems, Inc. (a)(d)	37,106	1,057,150
CareFusion Corp. (a)	231,213	10,614,989
Cerus Corp. (a)(d)	66,771	251,059
Cesca Therapeutics, Inc. (a)(d)	15,844	21,706
CONMED Corp.	32,943	1,301,249
Covidien PLC	520,911	45,230,702
Cryolife, Inc.	20,961	210,448
Cutera, Inc. (a)	15,449	149,855
Cyberonics, Inc. (a)(d)	26,017	1,493,116
Cynosure, Inc. Class A (a)	17,160	386,615
Delcath Systems, Inc. (a)(d)	7,494	17,986
DENTSPLY International, Inc.	165,101	7,876,143
Derma Sciences, Inc. (a)(d)	27,081	229,376
DexCom, Inc. (a)(d)	82,473	3,645,307
Echo Therapeutics, Inc. (a)(d)	2,009	3,737
Edwards Lifesciences Corp. (a)	125,427	12,449,884
Endologix, Inc. (a)(d)	68,176	941,511
EnteroMedics, Inc. (a)(d)	53,456	78,046
ERBA Diagnostics, Inc. (a)(d)	3,094	11,231
Exactech, Inc. (a)	3,102	74,076
Fonar Corp. (a)(d)	7,275	88,901
Genmark Diagnostics, Inc. (a)(d)	33,235	357,276
Globus Medical, Inc. (a)	81,315	1,475,054
Greatbatch, Inc. (a)	22,320	1,017,122
Haemonetics Corp. (a)	65,465	2,336,446

	Shares	Value
Hansen Medical, Inc. (a)(d)	48,696	$ 60,870
HeartWare International, Inc. (a)(d)	17,704	1,435,794
Hill-Rom Holdings, Inc.	72,156	3,161,154
Hologic, Inc. (a)(d)	312,892	7,781,624
ICU Medical, Inc. (a)(d)	17,344	1,085,561
IDEXX Laboratories, Inc. (a)	62,216	7,712,918
Insulet Corp. (a)(d)	65,054	2,349,100
Integra LifeSciences Holdings Corp. (a)(d)	24,422	1,220,856
Intuitive Surgical, Inc. (a)	44,135	20,743,891
Invacare Corp.	28,414	435,871
Kewaunee Scientific Corp.	1,376	24,796
Ldr Holding Corp. (d)	17,638	477,461
LeMaitre Vascular, Inc.	3,845	28,069
Masimo Corp. (a)(d)	62,689	1,406,741
Medical Action Industries, Inc. (a)	18,788	258,523
Medtronic, Inc.	1,153,632	73,659,403
MELA Sciences, Inc. (a)(d)	4,011	9,466
Meridian Bioscience, Inc.	44,602	872,861
Merit Medical Systems, Inc. (a)	38,544	482,185
Misonix, Inc. (a)	2,579	17,563
Natus Medical, Inc. (a)	24,629	692,321
Neogen Corp. (a)	43,866	1,846,759
NuVasive, Inc. (a)	55,373	1,943,592
NxStage Medical, Inc. (a)	68,384	897,198
OraSure Technologies, Inc. (a)	68,939	574,262
Orthofix International NV (a)	22,001	746,054
PhotoMedex, Inc. (a)(d)	6,551	53,587
Quidel Corp. (a)(d)	35,813	845,187
ResMed, Inc. (d)	165,853	8,798,502
Retractable Technologies, Inc. (a)	5,248	15,901
Rockwell Medical Technologies, Inc. (a)(d)	40,985	390,997
RTI Biologics, Inc. (a)	29,474	156,507
Sirona Dental Systems, Inc. (a)(d)	67,791	5,525,644
St. Jude Medical, Inc.	324,571	21,288,612
Staar Surgical Co. (a)(d)	22,695	261,219
Stereotaxis, Inc. (a)	3,270	9,614
Steris Corp.	82,536	4,645,951
Stryker Corp.	344,015	28,659,890
SurModics, Inc. (a)	19,525	398,701
Symmetry Medical, Inc. (a)	29,367	270,764
Synergetics U.S.A., Inc. (a)	3,622	11,011
Tandem Diabetes Care, Inc.	11,476	162,385
TearLab Corp. (a)(d)	17,390	67,299
Teleflex, Inc.	53,220	5,826,526
The Cooper Companies, Inc.	58,635	9,559,264
The Spectranetics Corp. (a)(d)	47,437	1,346,262
Thoratec Corp. (a)	75,606	1,890,150
Tornier NV (a)	43,234	934,719
TransEnterix, Inc. (a)	65,065	256,356
Unilife Corp. (a)(d)	142,037	362,194
Uroplasty, Inc. (a)	1,597	4,200
Varian Medical Systems, Inc. (a)(d)	126,250	10,733,775
Vascular Solutions, Inc. (a)	17,548	419,397
Vermillion, Inc. (a)(d)	5,249	11,548
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Volcano Corp. (a)	51,974	$ 646,557
West Pharmaceutical Services, Inc.	83,154	3,611,378
Wright Medical Group, Inc. (a)(d)	47,593	1,420,175
Zeltiq Aesthetics, Inc. (a)(d)	23,737	498,714
Zimmer Holdings, Inc.	197,443	19,608,064
		545,609,578
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)(d)	57,055	2,921,787
Addus HomeCare Corp. (a)	6,027	131,991
Aetna, Inc.	415,965	34,163,205
Air Methods Corp. (a)(d)	41,468	2,432,513
Alliance Healthcare Services, Inc. (a)	17,141	487,661
Almost Family, Inc. (a)	9,932	277,897
Amedisys, Inc. (a)(d)	38,358	802,449
AmerisourceBergen Corp.	257,537	19,930,788
AMN Healthcare Services, Inc. (a)	76,320	1,153,958
AmSurg Corp. (a)	44,990	2,420,012
Bio-Reference Laboratories, Inc. (a)	31,917	927,189
BioScrip, Inc. (a)(d)	61,696	521,948
BioTelemetry, Inc. (a)	34,161	250,059
Brookdale Senior Living, Inc. (a)	181,651	6,348,702
Capital Senior Living Corp. (a)	26,619	608,777
Cardinal Health, Inc.	393,233	28,981,272
Centene Corp. (a)	69,557	5,434,488
Chemed Corp. (d)	19,372	2,045,877
Chindex International, Inc. (a)	9,187	219,661
Cigna Corp.	316,152	29,907,979
Community Health Systems, Inc. (a)	133,147	7,227,219
Corvel Corp. (a)	17,696	723,766
Cross Country Healthcare, Inc. (a)	40,427	322,607
DaVita HealthCare Partners, Inc. (a)	199,597	14,905,904
Envision Healthcare Holdings, Inc.	117,601	4,299,493
ExamWorks Group, Inc. (a)(d)	46,646	1,536,986
Express Scripts Holding Co. (a)	893,255	66,038,342
Five Star Quality Care, Inc. (a)	32,241	149,598
Gentiva Health Services, Inc. (a)	33,266	601,117
Hanger, Inc. (a)(d)	33,622	753,133
HCA Holdings, Inc. (a)	359,634	25,109,646
Health Net, Inc. (a)	90,547	4,273,818
HealthSouth Corp.	110,704	4,360,631
Healthways, Inc. (a)(d)	33,821	590,515
Henry Schein, Inc. (a)(d)	98,971	11,845,839
Hooper Holmes, Inc. (a)	6,267	4,262
Humana, Inc.	178,817	23,020,901
IPC The Hospitalist Co., Inc. (a)	20,567	994,209
Kindred Healthcare, Inc.	69,839	1,442,175
Laboratory Corp. of America Holdings (a)(d)	96,901	10,390,694
Landauer, Inc.	14,935	543,933
LHC Group, Inc. (a)	12,810	329,729
LifePoint Hospitals, Inc. (a)	49,772	3,722,946

	Shares	Value
Magellan Health Services, Inc. (a)	33,160	$ 1,852,318
McKesson Corp.	265,349	51,751,015
MEDNAX, Inc. (a)(d)	110,274	6,313,187
Molina Healthcare, Inc. (a)(d)	36,812	1,761,086
MWI Veterinary Supply, Inc. (a)	16,104	2,287,573
National Healthcare Corp.	6,159	352,911
National Research Corp. Class A (a)	960	13,430
NeoStem, Inc. (a)(d)	15,337	88,188
Omnicare, Inc.	126,227	8,049,496
Owens & Minor, Inc. (d)	59,970	2,062,968
Patterson Companies, Inc.	106,597	4,292,661
PDI, Inc. (a)	1,365	3,972
PharMerica Corp. (a)	29,176	726,191
Premier, Inc.	38,595	1,218,830
Providence Service Corp. (a)	13,245	603,045
Quest Diagnostics, Inc. (d)	161,387	10,201,272
RadNet, Inc. (a)	27,076	180,868
Select Medical Holdings Corp.	68,408	959,080
Sharps Compliance Corp. (a)	5,184	22,861
Skilled Healthcare Group, Inc. (a)	27,157	201,233
Surgical Care Affiliates, Inc.	14,337	426,669
Team Health Holdings, Inc. (a)(d)	79,380	4,645,318
Tenet Healthcare Corp. (a)	109,083	6,673,698
The Ensign Group, Inc.	18,939	662,865
Triple-S Management Corp. (a)	20,220	387,011
U.S. Physical Therapy, Inc.	11,240	401,268
UnitedHealth Group, Inc.	1,139,811	98,798,817
Universal American Spin Corp.	33,569	287,015
Universal Health Services, Inc. Class B	113,232	12,958,270
VCA Antech, Inc. (a)	109,673	4,469,175
Wellcare Health Plans, Inc. (a)	52,863	3,481,557
WellPoint, Inc.	330,284	38,481,389
		587,770,913
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	176,070	2,601,434
athenahealth, Inc. (a)(d)	44,978	6,496,622
Authentidate Holding Corp. (a)	816	588
Castlight Health, Inc. Class B (a)(d)	20,545	244,691
Cerner Corp. (a)	336,575	19,406,915
CollabRx, Inc. (a)	87	123
Computer Programs & Systems, Inc.	21,937	1,347,809
HealthStream, Inc. (a)(d)	34,016	883,055
HMS Holdings Corp. (a)(d)	102,544	2,344,156
iCAD, Inc. (a)	14,864	156,815
IMS Health Holdings, Inc.	107,850	3,009,015
MedAssets, Inc. (a)	79,151	1,820,473
Medidata Solutions, Inc. (a)(d)	60,023	2,793,470
Merge Healthcare, Inc. (a)(d)	37,852	98,415
Omnicell, Inc. (a)	38,848	1,093,571
Quality Systems, Inc.	52,869	827,929
Veeva Systems, Inc. Class A	21,176	634,645
Vocera Communications, Inc. (a)	14,570	127,925
		43,887,651
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(d)	35,982	$ 728,995
Affymetrix, Inc. (a)(d)	78,656	681,948
Agilent Technologies, Inc.	384,355	21,969,732
Albany Molecular Research, Inc. (a)(d)	23,897	473,161
Apricus Biosciences, Inc. (a)(d)	18,211	34,601
BG Medicine, Inc. (a)(d)	3,134	2,476
Bio-Rad Laboratories, Inc. Class A (a)	24,617	2,960,440
Bruker BioSciences Corp. (a)	117,243	2,351,895
Cambrex Corp. (a)	34,300	751,856
Charles River Laboratories International, Inc. (a)	57,625	3,405,638
Covance, Inc. (a)(d)	69,154	5,732,867
Enzo Biochem, Inc. (a)	14,697	87,447
Fluidigm Corp. (a)(d)	33,180	903,160
Harvard Bioscience, Inc. (a)	12,320	55,686
Illumina, Inc. (a)(d)	162,100	29,074,256
Luminex Corp. (a)	39,871	751,568
Mettler-Toledo International, Inc. (a)	36,042	9,748,640
Nanostring Technologies, Inc. (a)(d)	6,707	74,716
NeoGenomics, Inc. (a)	53,713	286,290
Pacific Biosciences of California, Inc. (a)	41,271	241,848
PAREXEL International Corp. (a)	64,767	3,655,449
PerkinElmer, Inc.	134,059	6,012,546
pSivida Corp. (a)	25,265	121,777
Quintiles Transnational Holdings, Inc. (a)	66,441	3,728,669
Sequenom, Inc. (a)(d)	91,772	340,474
Techne Corp.	39,549	3,777,720
Thermo Fisher Scientific, Inc.	454,322	54,614,048
Waters Corp. (a)	97,891	10,124,866
		162,692,769
Pharmaceuticals - 5.0%
AbbVie, Inc.	1,843,884	101,929,908
AcelRx Pharmaceuticals, Inc. (a)(d)	17,182	122,851
Actavis PLC (a)	306,706	69,616,128
Acura Pharmaceuticals, Inc. (a)	2,885	2,827
Aerie Pharmaceuticals, Inc.	9,114	149,287
Akorn, Inc. (a)(d)	79,308	3,094,598
Alexza Pharmaceuticals, Inc. (a)(d)	13,886	48,601
Alimera Sciences, Inc. (a)(d)	3,741	23,531
Allergan, Inc.	345,769	56,595,470
Ampio Pharmaceuticals, Inc. (a)(d)	59,082	277,095
ANI Pharmaceuticals, Inc. (a)	3,574	104,825
Aratana Therapeutics, Inc. (a)(d)	17,464	202,932
Assembly Biosciences, Inc. (a)	1,399	10,157
AstraZeneca PLC rights (a)	7,692	0
Auxilium Pharmaceuticals, Inc. (a)(d)	49,047	912,274
AVANIR Pharmaceuticals Class A (a)	189,496	1,178,665
Bio Path Holdings, Inc. (a)(d)	166,645	384,950
Biodel, Inc. (a)(d)	8,109	15,731

	Shares	Value
Biodelivery Sciences International, Inc. (a)(d)	45,070	$ 721,120
Bristol-Myers Squibb Co.	1,924,142	97,457,792
Cempra, Inc. (a)(d)	20,803	219,888
Columbia Laboratories, Inc. (a)	5,322	32,038
Corcept Therapeutics, Inc. (a)(d)	82,171	226,792
Cumberland Pharmaceuticals, Inc. (a)	7,158	36,649
DepoMed, Inc. (a)(d)	71,075	1,091,001
Durect Corp. (a)	121,504	191,976
Eli Lilly & Co.	1,142,128	72,593,656
Endo Health Solutions, Inc. (a)	165,788	10,562,353
Endocyte, Inc. (a)(d)	47,373	348,665
Horizon Pharma, Inc. (a)(d)	61,460	633,038
Hospira, Inc. (a)	214,554	11,530,132
Impax Laboratories, Inc. (a)	76,645	1,888,533
Intra-Cellular Therapies, Inc. (d)	18,750	266,625
Jazz Pharmaceuticals PLC (a)	64,644	10,531,800
Johnson & Johnson	3,284,633	340,714,981
Lannett Co., Inc. (a)(d)	33,171	1,306,274
Mallinckrodt PLC (a)(d)	134,893	10,992,431
Merck & Co., Inc.	3,396,077	204,138,188
Mylan, Inc. (a)	432,560	21,022,416
Nektar Therapeutics (a)(d)	149,616	2,133,524
Ocera Therapeutics, Inc. (a)	890	5,287
Omeros Corp. (a)(d)	38,961	580,909
Pacira Pharmaceuticals, Inc. (a)(d)	42,514	4,602,566
Pain Therapeutics, Inc. (a)	34,536	145,742
Pernix Therapeutics Holdings, Inc. (a)(d)	8,953	77,802
Perrigo Co. PLC	156,248	23,240,328
Pfizer, Inc.	7,399,726	217,477,947
Phibro Animal Health Corp. Class A	42,486	813,182
Pozen, Inc. (d)	23,223	192,751
Prestige Brands Holdings, Inc. (a)	64,211	2,222,343
Relypsa, Inc. (d)	13,726	346,993
Repros Therapeutics, Inc. (a)(d)	21,711	475,905
Revance Therapeutics, Inc. (d)	15,387	359,286
Sagent Pharmaceuticals, Inc. (a)	25,120	698,838
Salix Pharmaceuticals Ltd. (a)(d)	73,563	11,704,609
SciClone Pharmaceuticals, Inc. (a)(d)	46,113	316,335
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	39,776	274,057
Supernus Pharmaceuticals, Inc. (a)(d)	26,858	243,199
Tetraphase Pharmaceuticals, Inc. (a)	10,243	134,081
The Medicines Company (a)(d)	85,688	2,194,470
TherapeuticsMD, Inc. (a)(d)	93,850	520,868
Theravance Biopharma, Inc. (a)	25,221	740,615
Theravance, Inc. (a)(d)	88,275	2,079,759
Transcept Pharmaceuticals, Inc. (d)	2,494	5,487
VIVUS, Inc. (a)(d)	111,051	476,409
XenoPort, Inc. (a)	57,569	292,451
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc. Class A	573,163	$ 20,312,897
Zogenix, Inc. (a)(d)	115,304	155,660
		1,314,000,478
TOTAL HEALTH CARE		3,432,693,810
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.4%
AAR Corp.	45,448	1,258,910
AeroVironment, Inc. (a)(d)	21,575	680,476
Alliant Techsystems, Inc.	36,077	4,545,702
American Science & Engineering, Inc.	13,204	764,512
API Technologies Corp. (a)	22,349	48,721
Astronics Corp. (a)	18,450	1,157,553
Astrotech Corp. (a)(d)	8,707	25,424
BE Aerospace, Inc. (a)	112,533	9,536,046
Breeze Industrial Products Corp. (a)	1,281	13,053
CPI Aerostructures, Inc. (a)(d)	3,805	42,806
Cubic Corp.	23,380	1,043,683
Curtiss-Wright Corp.	58,485	4,201,562
DigitalGlobe, Inc. (a)	87,334	2,652,334
Ducommun, Inc. (a)	15,643	485,872
Engility Holdings, Inc. (a)	17,448	613,123
Erickson Air-Crane, Inc. (a)(d)	6,239	82,417
Esterline Technologies Corp. (a)	36,596	4,290,149
Exelis, Inc.	239,811	4,122,351
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	1,648,508
General Dynamics Corp.	375,404	46,268,543
HEICO Corp. (d)	25,580	1,325,300
HEICO Corp. Class A	50,828	2,110,379
Hexcel Corp. (a)	105,445	4,343,280
Honeywell International, Inc.	902,690	85,963,169
Huntington Ingalls Industries, Inc.	60,530	6,180,718
Innovative Solutions & Support, Inc. (a)(d)	21,878	120,548
KEYW Holding Corp. (a)(d)	30,869	365,180
Kratos Defense & Security Solutions, Inc. (a)(d)	44,930	338,323
L-3 Communications Holdings, Inc.	103,771	11,409,621
LMI Aerospace, Inc. (a)(d)	6,877	104,599
Lockheed Martin Corp.	308,634	53,702,316
Micronet Enertec Technologies, Inc. (a)	3,018	8,360
Moog, Inc. Class A (a)	52,323	3,709,701
National Presto Industries, Inc. (d)	4,216	276,106
Northrop Grumman Corp.	254,273	32,348,611
Orbital Sciences Corp. (a)(d)	75,276	2,015,139
Precision Castparts Corp.	166,806	40,710,672
Raytheon Co.	362,581	34,931,054
Rockwell Collins, Inc.	165,444	12,735,879
SIFCO Industries, Inc.	891	24,137

	Shares	Value
Sparton Corp. (a)	13,384	$ 384,924
Spirit AeroSystems Holdings, Inc. Class A (a)	150,657	5,777,696
Taser International, Inc. (a)(d)	58,908	923,088
Teledyne Technologies, Inc. (a)	43,609	4,233,126
Textron, Inc.	328,219	12,472,322
The Boeing Co.	788,569	99,990,549
TransDigm Group, Inc.	58,956	11,083,138
Triumph Group, Inc.	65,091	4,515,363
United Technologies Corp.	969,927	104,732,717
		620,317,760
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	885,620
Atlas Air Worldwide Holdings, Inc. (a)(d)	36,312	1,214,636
C.H. Robinson Worldwide, Inc.	169,940	11,600,104
Echo Global Logistics, Inc. (a)(d)	11,731	304,537
Expeditors International of Washington, Inc.	229,912	9,495,366
FedEx Corp.	320,860	47,448,777
Forward Air Corp.	38,499	1,782,119
Hub Group, Inc. Class A (a)	45,548	1,980,883
Park-Ohio Holdings Corp.	8,801	510,810
Radiant Logistics, Inc. (a)	14,104	43,722
United Parcel Service, Inc. Class B	819,456	79,757,652
UTi Worldwide, Inc. (d)	106,552	978,147
XPO Logistics, Inc. (a)(d)	59,381	1,839,030
		157,841,403
Airlines - 0.5%
Alaska Air Group, Inc.	155,706	7,215,416
Allegiant Travel Co.	24,598	3,022,110
American Airlines Group, Inc.	826,525	32,160,088
CHC Group Ltd. (a)(d)	40,486	280,973
Delta Air Lines, Inc.	967,060	38,276,235
Hawaiian Holdings, Inc. (a)(d)	71,807	1,120,189
JetBlue Airways Corp. (a)(d)	285,846	3,495,897
Republic Airways Holdings, Inc. (a)	81,894	831,224
SkyWest, Inc.	63,299	567,792
Southwest Airlines Co.	789,883	25,284,155
Spirit Airlines, Inc. (a)	81,901	5,765,011
United Continental Holdings, Inc. (a)	432,490	20,590,849
		138,609,939
Building Products - 0.2%
A.O. Smith Corp.	98,582	4,838,405
AAON, Inc.	75,766	1,413,794
Allegion PLC	102,196	5,255,940
American Woodmark Corp. (a)	9,343	366,432
Apogee Enterprises, Inc.	33,247	1,213,848
Armstrong World Industries, Inc. (a)	49,085	2,831,223
Builders FirstSource, Inc. (a)	87,836	606,068
Continental Building Products, Inc. (a)	12,231	195,574
Fortune Brands Home & Security, Inc.	177,871	7,685,806
Gibraltar Industries, Inc. (a)	56,316	895,988
Griffon Corp.	46,368	578,209
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Insteel Industries, Inc.	19,643	$ 461,218
Lennox International, Inc.	51,841	4,342,202
Masco Corp.	405,986	9,528,491
Masonite International Corp. (a)	19,654	1,123,816
NCI Building Systems, Inc. (a)(d)	36,312	724,788
Nortek, Inc. (a)	17,394	1,449,268
Owens Corning	130,235	4,688,460
Patrick Industries, Inc. (a)	10,446	435,494
PGT, Inc. (a)	39,227	409,922
Ply Gem Holdings, Inc. (a)(d)	16,220	191,234
Quanex Building Products Corp.	44,676	806,849
Simpson Manufacturing Co. Ltd.	50,637	1,636,588
Trex Co., Inc. (a)(d)	46,832	1,760,883
Universal Forest Products, Inc.	26,737	1,265,997
USG Corp. (a)(d)	114,286	3,310,865
		58,017,362
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	53,056	1,411,290
ACCO Brands Corp. (a)(d)	120,265	929,648
ADT Corp. (d)	218,622	8,058,407
ARC Document Solutions, Inc. (a)	46,203	375,168
Brady Corp. Class A	52,937	1,409,183
Casella Waste Systems, Inc. Class A (a)	64,851	289,235
CECO Environmental Corp. (d)	21,126	297,032
Cenveo, Inc. (a)(d)	104,135	316,570
Cintas Corp. (d)	112,418	7,435,327
Civeo Corp.	126,922	3,225,088
Clean Harbors, Inc. (a)(d)	65,972	3,993,945
Copart, Inc. (a)	124,595	4,289,806
Courier Corp.	17,378	234,255
Covanta Holding Corp. (d)	154,806	3,249,378
Deluxe Corp.	54,408	3,239,996
Ennis, Inc.	21,290	307,215
Fuel Tech, Inc. (a)	51,934	237,338
G&K Services, Inc. Class A	20,257	1,132,164
Healthcare Services Group, Inc.	92,468	2,527,150
Heritage-Crystal Clean, Inc. (a)(d)	7,679	122,941
Herman Miller, Inc.	75,463	2,242,760
HNI Corp.	49,416	1,873,361
Hudson Technologies, Inc. (a)(d)	5,394	16,506
Industrial Services of America, Inc. (a)(d)	1,620	10,044
InnerWorkings, Inc. (a)(d)	28,532	247,372
Interface, Inc.	73,312	1,248,503
Intersections, Inc. (d)	12,865	45,028
Iron Mountain, Inc.	202,847	7,298,435
KAR Auction Services, Inc.	172,614	5,206,038
Kimball International, Inc. Class B	40,502	643,172
Knoll, Inc.	47,600	870,604
McGrath RentCorp.	25,445	941,465
Metalico, Inc. (a)(d)	55,605	67,282
Mobile Mini, Inc.	51,612	2,021,642

	Shares	Value
Msa Safety, Inc.	37,550	$ 2,078,768
Multi-Color Corp.	10,832	502,388
NL Industries, Inc.	6,707	58,955
Performant Financial Corp. (a)	31,038	298,586
Perma-Fix Environmental Services, Inc. (a)	6,937	26,638
Pitney Bowes, Inc.	233,661	6,322,867
Quad/Graphics, Inc.	28,077	629,206
R.R. Donnelley & Sons Co.	225,027	3,976,227
Republic Services, Inc.	307,369	12,088,823
Rollins, Inc.	113,089	3,364,398
SP Plus Corp. (a)	13,389	289,872
Standard Register Co. (a)	3,970	22,470
Steelcase, Inc. Class A	74,937	1,176,511
Stericycle, Inc. (a)	95,694	11,373,232
Swisher Hygiene, Inc. (a)(d)	17,741	65,109
Team, Inc. (a)(d)	21,074	841,063
Tetra Tech, Inc.	81,994	2,090,847
The Brink's Co.	51,214	1,402,239
TRC Companies, Inc. (a)	13,255	76,349
Tyco International Ltd.	530,926	23,689,918
U.S. Ecology, Inc.	25,366	1,084,143
UniFirst Corp.	16,509	1,600,548
United Stationers, Inc.	42,632	1,732,991
Viad Corp.	19,833	435,136
Virco Manufacturing Co. (a)	2,682	7,617
Waste Connections, Inc.	164,872	8,088,620
Waste Management, Inc.	506,566	23,793,405
West Corp.	26,434	784,032
		173,714,306
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)(d)	127,232	4,814,459
Aegion Corp. (a)(d)	40,317	994,217
Ameresco, Inc. Class A (a)	38,199	321,254
Argan, Inc.	11,917	477,276
Chicago Bridge & Iron Co. NV	123,066	7,804,846
Comfort Systems U.S.A., Inc.	43,738	664,818
Dycom Industries, Inc. (a)	36,171	1,128,897
EMCOR Group, Inc.	78,469	3,389,861
Fluor Corp.	181,316	13,397,439
Foster Wheeler AG	112,721	3,679,213
Furmanite Corp. (a)	40,654	369,545
Goldfield Corp.	41,171	86,047
Granite Construction, Inc.	41,521	1,464,446
Great Lakes Dredge & Dock Corp. (a)(d)	55,973	426,514
Integrated Electrical Services, Inc. (a)	16,326	124,404
Jacobs Engineering Group, Inc. (a)	160,940	8,676,275
KBR, Inc.	162,921	3,587,520
Layne Christensen Co. (a)(d)	24,456	278,309
MasTec, Inc. (a)(d)	84,984	2,592,012
MYR Group, Inc. (a)	25,270	590,813
Northwest Pipe Co. (a)	12,188	450,468
Orion Marine Group, Inc. (a)	21,656	218,942
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Pike Corp. (a)	29,417	$ 350,651
Primoris Services Corp.	35,637	1,034,898
Quanta Services, Inc. (a)	244,181	8,873,538
Sterling Construction Co., Inc. (a)	31,847	271,336
Tutor Perini Corp. (a)	46,969	1,403,434
URS Corp.	82,388	4,991,065
		72,462,497
Electrical Equipment - 0.7%
Active Power, Inc. (a)	10,523	23,151
Acuity Brands, Inc.	52,894	6,552,509
Allied Motion Technologies, Inc.	4,209	68,817
Altair Nanotechnologies, Inc. (a)(d)	10,605	37,754
American Superconductor Corp. (a)(d)	126,771	225,019
AMETEK, Inc.	305,185	16,156,494
AZZ, Inc.	29,081	1,347,614
Babcock & Wilcox Co.	118,199	3,433,681
Broadwind Energy, Inc. (a)	15,938	145,992
Capstone Turbine Corp. (a)(d)	814,128	1,017,660
Eaton Corp. PLC	549,103	38,332,880
Emerson Electric Co.	807,785	51,714,396
Encore Wire Corp.	23,059	978,855
EnerSys	58,195	3,741,357
Enphase Energy, Inc. (a)	22,269	313,548
Espey Manufacturing & Electronics Corp.	2,015	49,368
Franklin Electric Co., Inc.	44,071	1,672,935
FuelCell Energy, Inc. (a)(d)	246,058	624,987
Generac Holdings, Inc. (a)(d)	81,773	3,804,080
General Cable Corp.	55,434	1,190,168
Global Power Equipment Group, Inc.	10,454	176,150
GrafTech International Ltd. (a)(d)	132,891	1,160,138
Hubbell, Inc. Class B	60,658	7,333,552
LSI Industries, Inc.	24,011	168,797
MagneTek, Inc. (a)	2,664	76,590
Ocean Power Technologies, Inc. (a)(d)	11,040	14,462
Orion Energy Systems, Inc. (a)	20,733	98,896
Plug Power, Inc. (a)(d)	172,151	960,603
Polypore International, Inc. (a)(d)	50,063	2,244,324
Powell Industries, Inc.	9,892	521,209
Power Solutions International, Inc. (a)(d)	4,960	339,016
PowerSecure International, Inc. (a)(d)	20,869	230,811
Preformed Line Products Co.	1,961	111,581
Real Goods Solar, Inc. Class A (a)(d)	40,896	61,344
Regal-Beloit Corp.	57,797	4,107,633
Revolution Lighting Technologies, Inc. (a)(d)	38,693	80,095
Rockwell Automation, Inc.	161,735	18,859,918
Sensata Technologies Holding BV (a)	179,473	8,824,687
SL Industries, Inc. (a)	3,648	166,969
SolarCity Corp. (a)(d)	54,174	3,720,670
Thermon Group Holdings, Inc. (a)(d)	33,050	897,308

	Shares	Value
Ultralife Corp. (a)	13,410	$ 45,594
Vicor Corp. (a)	10,982	90,052
		181,721,664
Industrial Conglomerates - 1.9%
3M Co.	726,200	104,572,800
Carlisle Companies, Inc.	82,301	6,822,753
Danaher Corp.	695,504	53,282,561
General Electric Co.	11,621,572	301,928,441
Raven Industries, Inc.	39,990	1,066,133
Roper Industries, Inc.	120,772	18,183,432
		485,856,120
Machinery - 2.1%
Accuride Corp. (a)	79,004	360,258
Actuant Corp. Class A	71,032	2,395,909
Adept Technology, Inc. (a)(d)	17,085	137,876
AGCO Corp.	95,174	4,648,298
Alamo Group, Inc.	17,898	872,528
Albany International Corp. Class A	47,080	1,768,796
Allison Transmission Holdings, Inc.	190,226	5,836,134
Altra Industrial Motion Corp.	25,498	848,063
American Railcar Industries, Inc.	11,797	940,221
Astec Industries, Inc.	19,808	822,824
Barnes Group, Inc.	47,337	1,620,819
Blount International, Inc. (a)	50,491	806,846
Briggs & Stratton Corp.	42,488	855,708
Caterpillar, Inc.	730,607	79,687,305
Chart Industries, Inc. (a)(d)	36,495	2,441,151
CIRCOR International, Inc.	19,714	1,403,440
CLARCOR, Inc.	59,963	3,790,261
Colfax Corp. (a)	110,540	7,031,449
Columbus McKinnon Corp. (NY Shares)	26,972	675,918
Commercial Vehicle Group, Inc. (a)	77,079	618,174
Crane Co.	52,315	3,640,601
Cummins, Inc.	199,027	28,880,808
Deere & Co.	423,519	35,613,713
Donaldson Co., Inc.	164,610	6,890,575
Douglas Dynamics, Inc.	29,195	582,148
Dover Corp.	195,907	17,214,348
Dynamic Materials Corp.	17,783	354,949
Eastern Co.	2,354	37,099
Energy Recovery, Inc. (a)(d)	81,715	387,329
EnPro Industries, Inc. (a)	27,265	1,851,294
ESCO Technologies, Inc.	28,907	1,040,652
ExOne Co. (a)(d)	13,829	404,775
Federal Signal Corp.	80,990	1,192,173
Flowserve Corp.	155,118	11,771,905
FreightCar America, Inc.	19,411	578,254
Gencor Industries, Inc. (a)	1,849	18,675
Global Brass & Copper Holdings, Inc.	28,348	437,977
Gorman-Rupp Co.	21,897	679,464
Graco, Inc.	71,760	5,515,474
Graham Corp.	12,124	370,509
Greenbrier Companies, Inc. (d)	28,092	2,009,140
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Hardinge, Inc.	14,874	$ 168,076
Harsco Corp.	94,707	2,291,909
Hillenbrand, Inc.	69,805	2,334,279
Hurco Companies, Inc.	3,319	109,992
Hyster-Yale Materials Handling Class A	12,438	958,845
IDEX Corp.	88,258	6,790,571
Illinois Tool Works, Inc.	446,773	39,409,846
Ingersoll-Rand PLC	297,503	17,909,681
ITT Corp.	114,023	5,457,141
John Bean Technologies Corp.	27,251	791,642
Joy Global, Inc.	114,975	7,260,671
Kadant, Inc.	18,429	730,526
Kennametal, Inc.	99,076	4,439,596
L.B. Foster Co. Class A	10,636	557,965
Lincoln Electric Holdings, Inc.	88,988	6,327,047
Lindsay Corp. (d)	16,477	1,281,581
Lydall, Inc. (a)	15,820	438,214
Manitex International, Inc. (a)	11,053	149,105
Manitowoc Co., Inc. (d)	166,345	4,893,870
Meritor, Inc. (a)	118,384	1,613,574
Middleby Corp. (a)	66,168	5,705,667
Miller Industries, Inc.	16,197	306,447
Mueller Industries, Inc.	58,960	1,723,990
Mueller Water Products, Inc. Class A	199,590	1,842,216
Navistar International Corp. (a)(d)	79,012	2,979,543
NN, Inc.	18,576	542,048
Nordson Corp.	68,102	5,520,348
Omega Flex, Inc.	258	4,543
Oshkosh Truck Corp.	95,506	4,744,738
PACCAR, Inc.	408,900	25,683,009
Pall Corp.	118,435	9,992,361
Parker Hannifin Corp.	169,965	19,630,958
Pentair Plc	227,443	15,482,045
PMFG, Inc. (a)(d)	15,367	82,367
Proto Labs, Inc. (a)(d)	23,655	1,779,802
RBC Bearings, Inc.	25,318	1,565,159
Rexnord Corp. (a)	98,874	2,888,110
Snap-On, Inc.	66,115	8,261,069
SPX Corp.	46,613	4,850,083
Standex International Corp.	13,243	988,325
Stanley Black & Decker, Inc.	177,450	16,236,675
Sun Hydraulics Corp.	27,930	1,118,038
Tecumseh Products Co. (a)	29,489	154,522
Tennant Co.	20,971	1,461,469
Terex Corp.	120,683	4,514,751
Timken Co.	84,686	3,835,429
Titan International, Inc. (d)	48,022	696,319
Toro Co.	67,215	4,135,739
TriMas Corp. (a)	46,817	1,484,099
Trinity Industries, Inc. (d)	174,994	8,466,210
Twin Disc, Inc.	8,286	268,052

	Shares	Value
Valmont Industries, Inc. (d)	30,830	$ 4,339,323
Wabash National Corp. (a)	74,589	1,054,688
WABCO Holdings, Inc. (a)	75,595	7,801,404
Wabtec Corp.	121,942	10,165,085
Watts Water Technologies, Inc. Class A	38,674	2,447,677
Woodward, Inc.	78,842	4,117,918
Xerium Technologies, Inc. (a)	6,895	103,080
Xylem, Inc.	220,124	8,201,820
		536,123,097
Marine - 0.0%
Baltic Trading Ltd. (d)	40,135	235,592
International Shipholding Corp.	10,420	212,881
Kirby Corp. (a)	63,347	7,556,664
Matson, Inc.	46,702	1,260,487
		9,265,624
Professional Services - 0.4%
Acacia Research Corp.	61,592	1,095,722
Advisory Board Co. (a)(d)	38,842	1,926,563
Barrett Business Services, Inc.	6,681	395,448
CBIZ, Inc. (a)(d)	37,390	321,554
CDI Corp.	9,649	146,375
Corporate Executive Board Co.	37,937	2,500,807
CRA International, Inc. (a)	15,589	419,500
CTPartners Executive Search, Inc. (a)	859	15,419
Dun & Bradstreet Corp.	40,399	4,742,035
Equifax, Inc.	155,277	12,229,617
Exponent, Inc.	15,525	1,134,257
Franklin Covey Co. (a)	5,338	101,796
FTI Consulting, Inc. (a)(d)	68,234	2,531,481
GP Strategies Corp. (a)	17,343	437,390
Heidrick & Struggles International, Inc.	22,259	482,130
Hill International, Inc. (a)	13,945	61,358
Hudson Global, Inc. (a)	13,947	53,835
Huron Consulting Group, Inc. (a)	28,844	1,744,485
ICF International, Inc. (a)	23,222	784,439
IHS, Inc. Class A (a)	75,073	10,695,650
Insperity, Inc.	20,805	613,956
Kelly Services, Inc. Class A (non-vtg.)	27,730	463,368
Kforce, Inc.	36,597	734,502
Korn/Ferry International (a)	56,905	1,721,376
Manpower, Inc.	93,886	7,283,676
Mastech Holdings, Inc.	373	4,331
MISTRAS Group, Inc. (a)	12,788	274,430
Navigant Consulting, Inc. (a)	41,733	679,831
Nielsen Holdings B.V.	352,216	16,550,630
Odyssey Marine Exploration, Inc. (a)(d)	46,227	52,699
On Assignment, Inc. (a)	52,146	1,541,436
Paylocity Holding Corp. (a)(d)	5,085	115,582
Pendrell Corp. (a)	150,288	231,444
RCM Technologies, Inc. (a)	9,908	73,716
Resources Connection, Inc.	43,312	663,107
Robert Half International, Inc.	170,458	8,558,696
RPX Corp. (a)	42,529	646,016
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Spherix, Inc. (a)	11	$ 16
Towers Watson & Co.	75,492	8,276,188
TriNet Group, Inc.	37,156	996,152
TrueBlue, Inc. (a)	53,079	1,440,564
Verisk Analytics, Inc. (a)	175,777	11,283,126
VSE Corp.	1,834	108,811
WageWorks, Inc. (a)	36,355	1,500,007
		105,633,521
Road & Rail - 1.0%
AMERCO	7,919	2,199,977
ArcBest Corp.	25,682	921,984
Avis Budget Group, Inc. (a)(d)	135,454	9,144,500
Celadon Group, Inc.	62,978	1,318,759
Con-way, Inc.	72,845	3,733,306
Covenant Transport Group, Inc. Class A (a)	9,633	133,899
CSX Corp.	1,150,852	35,572,835
Genesee & Wyoming, Inc. Class A (a)	61,185	6,016,321
Heartland Express, Inc. (d)	52,772	1,237,503
Hertz Global Holdings, Inc. (a)	527,758	15,595,249
J.B. Hunt Transport Services, Inc.	118,822	8,977,002
Kansas City Southern	128,278	14,798,150
Knight Transportation, Inc.	76,431	1,937,526
Landstar System, Inc.	49,655	3,369,837
Marten Transport Ltd.	31,198	617,720
Norfolk Southern Corp.	357,273	38,228,211
Old Dominion Freight Lines, Inc. (a)	86,916	5,794,690
Patriot Transportation Holding, Inc. (a)	1,312	45,513
Providence & Worcester Railroad Co.	4,631	80,302
Quality Distribution, Inc. (a)	25,189	353,654
Roadrunner Transportation Systems, Inc. (a)	23,847	600,467
Ryder System, Inc.	61,687	5,572,804
Saia, Inc. (a)	26,740	1,269,348
Swift Transporation Co. (a)(d)	119,320	2,527,198
U.S.A. Truck, Inc. (a)(d)	1,841	34,592
Union Pacific Corp.	1,046,658	110,181,688
Universal Truckload Services, Inc.	6,117	152,252
Werner Enterprises, Inc.	41,229	1,026,602
YRC Worldwide, Inc. (a)(d)	30,006	696,739
		272,138,628
Trading Companies & Distributors - 0.4%
Aceto Corp.	32,506	624,765
AeroCentury Corp. (a)(d)	688	7,809
Air Lease Corp. Class A	121,471	4,603,751
Aircastle Ltd.	65,692	1,256,031
Applied Industrial Technologies, Inc.	52,950	2,579,195
Beacon Roofing Supply, Inc. (a)	65,628	1,871,711
BlueLinx Corp. (a)	23,385	30,401
CAI International, Inc. (a)(d)	15,310	296,861
DXP Enterprises, Inc. (a)	10,800	865,296

	Shares	Value
Essex Rental Corp. (a)	16,688	$ 42,721
Fastenal Co. (d)	311,527	14,105,943
GATX Corp.	53,842	3,568,109
H&E Equipment Services, Inc.	32,737	1,339,271
HD Supply Holdings, Inc. (a)	110,187	3,059,893
Houston Wire & Cable Co.	15,647	203,724
Kaman Corp.	26,535	1,078,913
Lawson Products, Inc. (a)	4,764	84,799
MRC Global, Inc. (a)	114,871	2,851,098
MSC Industrial Direct Co., Inc. Class A	57,280	5,163,219
Now, Inc. (d)	122,394	4,042,674
Rush Enterprises, Inc. Class A (a)(d)	39,030	1,431,230
Stock Building Supply Holdings, Inc.	16,419	279,123
TAL International Group, Inc.	41,028	1,813,438
Textainer Group Holdings Ltd. (d)	21,722	766,352
Titan Machinery, Inc. (a)(d)	17,235	212,163
United Rentals, Inc. (a)(d)	106,497	12,529,372
Veritiv Corp. (a)	9,543	424,854
W.W. Grainger, Inc.	70,526	17,363,501
Watsco, Inc.	30,156	2,789,128
WESCO International, Inc. (a)(d)	60,754	5,102,728
Willis Lease Finance Corp. (a)	2,006	42,487
		90,430,560
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	64,196	1,177,355
TOTAL INDUSTRIALS		2,903,309,836
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 1.6%
ADTRAN, Inc. (d)	58,980	1,361,258
Alliance Fiber Optic Products, Inc. (d)	19,146	283,744
Applied Optoelectronics, Inc.	10,558	224,252
Arris Group, Inc. (a)	139,734	4,277,258
Aruba Networks, Inc. (a)(d)	133,375	2,847,556
Aviat Networks, Inc. (a)	66,605	104,570
Bel Fuse, Inc. Class B (non-vtg.)	7,032	165,533
Black Box Corp.	16,753	396,208
Blonder Tongue Laboratories, Inc. (a)	3,352	5,598
Brocade Communications Systems, Inc.	517,605	5,460,733
CalAmp Corp. (a)(d)	30,277	583,741
Calix Networks, Inc. (a)	43,449	456,215
Ciena Corp. (a)(d)	124,141	2,568,477
Cisco Systems, Inc.	5,940,531	148,453,870
Clearfield, Inc. (a)(d)	10,596	141,880
CommScope Holding Co., Inc.	106,472	2,742,719
Communications Systems, Inc.	4,311	48,671
Comtech Telecommunications Corp.	22,438	853,542
Digi International, Inc. (a)	21,456	178,943
EchoStar Holding Corp. Class A (a)	54,964	2,771,835
EMCORE Corp. (a)(d)	29,659	129,906
Emulex Corp. (a)	91,750	502,790
Entrada Networks, Inc. (a)	150	0
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Extreme Networks, Inc. (a)(d)	100,558	$ 535,974
F5 Networks, Inc. (a)(d)	87,451	10,860,540
Finisar Corp. (a)(d)	110,449	2,243,219
Harmonic, Inc. (a)	107,478	706,130
Harris Corp.	115,971	8,279,170
Infinera Corp. (a)(d)	140,398	1,485,411
InterDigital, Inc.	54,293	2,408,980
Interphase Corp. (a)	10,718	35,048
Ixia (a)	83,745	805,627
JDS Uniphase Corp. (a)(d)	268,467	3,100,794
Juniper Networks, Inc.	570,419	13,228,017
KVH Industries, Inc. (a)	23,641	293,858
Lantronix, Inc. (a)	71	134
Meru Networks, Inc. (a)(d)	20,865	74,488
Motorola Solutions, Inc.	268,206	15,931,436
NETGEAR, Inc. (a)(d)	37,791	1,255,417
Novatel Wireless, Inc. (a)	27,517	61,913
NumereX Corp. Class A (a)(d)	13,747	157,472
Oclaro, Inc. (a)(d)	126,427	221,247
Oplink Communications, Inc.	15,273	295,074
Optical Cable Corp.	564	2,403
Palo Alto Networks, Inc. (a)	52,358	4,449,906
Parkervision, Inc. (a)(d)	100,275	124,341
PC-Tel, Inc.	2,259	17,665
Plantronics, Inc.	53,885	2,571,931
Polycom, Inc. (a)	189,613	2,512,372
Procera Networks, Inc. (a)(d)	21,122	217,345
QUALCOMM, Inc.	1,954,621	148,746,658
Relm Wireless Corp. (a)	9,436	45,482
Riverbed Technology, Inc. (a)	188,588	3,552,998
Ruckus Wireless, Inc. (a)(d)	70,783	984,592
ShoreTel, Inc. (a)	56,073	375,689
Sonus Networks, Inc. (a)	287,303	1,083,132
Tessco Technologies, Inc.	4,838	155,832
Ubiquiti Networks, Inc. (a)(d)	20,342	922,713
ViaSat, Inc. (a)(d)	47,347	2,695,938
Westell Technologies, Inc. Class A (a)	75,979	145,880
xG Technology, Inc. (a)	1,492	2,939
Zhone Technologies, Inc. (a)	5,862	20,224
Zoom Technologies, Inc. (a)	3,134	8,462
		405,175,750
Electronic Equipment & Components - 0.8%
Acorn Energy, Inc. (a)(d)	16,876	31,558
Advanced Photonix, Inc. Class A (a)	4,544	2,227
Aeroflex Holding Corp. (a)(d)	11,165	117,902
Agilysys, Inc. (a)	38,149	476,100
Amphenol Corp. Class A	185,566	19,115,154
Anixter International, Inc.	33,416	2,981,710
Arrow Electronics, Inc. (a)	131,368	8,177,658
Avnet, Inc.	154,170	6,862,107
AVX Corp.	71,883	990,548

	Shares	Value
Badger Meter, Inc.	35,716	$ 1,860,089
Belden, Inc.	50,406	3,683,166
Benchmark Electronics, Inc. (a)	62,536	1,540,262
CDW Corp.	100,578	3,323,097
Checkpoint Systems, Inc. (a)	41,082	568,986
ClearSign Combustion Corp. (a)(d)	7,019	55,099
Cognex Corp. (a)	109,040	4,577,499
Coherent, Inc. (a)	29,619	1,909,537
Control4 Corp. (d)	4,856	72,160
Corning, Inc.	1,506,355	31,422,565
CTS Corp.	43,658	774,056
CUI Global, Inc. (a)(d)	26,608	197,165
Daktronics, Inc.	32,196	423,699
Dolby Laboratories, Inc. Class A (a)(d)	54,035	2,516,950
DTS, Inc. (a)(d)	19,732	471,397
Echelon Corp. (a)	32,190	73,715
Electro Rent Corp.	12,184	184,344
Electro Scientific Industries, Inc.	21,640	160,569
eMagin Corp. (a)	5,084	13,727
Fabrinet (a)	31,120	503,833
FARO Technologies, Inc. (a)	18,648	1,081,770
FEI Co.	46,062	3,871,050
FLIR Systems, Inc.	171,079	5,780,759
Frequency Electronics, Inc. (a)	430	5,018
Giga-Tronics, Inc. (a)	2,579	5,132
GSI Group, Inc. (a)	22,768	291,886
I. D. Systems Inc. (a)	6,071	32,116
Identiv, Inc. (a)	10,618	181,462
IEC Electronics Corp. (a)	86	401
II-VI, Inc. (a)	56,117	783,393
Ingram Micro, Inc. Class A (a)	191,225	5,513,017
Insight Enterprises, Inc. (a)	48,551	1,273,978
Intellicheck Mobilisa, Inc. (a)(d)	545	2,649
InvenSense, Inc. (a)(d)	57,254	1,480,016
IPG Photonics Corp. (a)(d)	46,113	3,167,041
Iteris, Inc. (a)	1,032	1,796
Itron, Inc. (a)(d)	49,438	2,087,272
Jabil Circuit, Inc.	217,842	4,701,030
KEMET Corp. (a)	34,374	173,245
KEY Tronic Corp. (a)	6,483	71,119
Knowles Corp. (a)(d)	93,897	3,091,089
LightPath Technologies, Inc. Class A (a)	376	470
Littelfuse, Inc.	24,950	2,293,155
LoJack Corp. (a)	24,621	98,484
LRAD Corp. (a)	56,581	187,283
Maxwell Technologies, Inc. (a)(d)	38,769	398,158
Measurement Specialties, Inc. (a)	15,282	1,311,501
Mercury Systems, Inc. (a)	42,608	475,931
Mesa Laboratories, Inc.	2,184	155,501
Methode Electronics, Inc. Class A	42,247	1,424,569
MicroVision, Inc. (a)(d)	33,140	67,937
MOCON, Inc.	2,209	34,681
MTS Systems Corp.	16,730	1,189,168
Multi-Fineline Electronix, Inc. (a)	10,240	103,731
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
National Instruments Corp.	115,875	$ 3,841,256
Neonode, Inc. (a)(d)	33,197	100,587
NetList, Inc. (a)(d)	104,599	119,243
Newport Corp. (a)	41,609	785,162
OSI Systems, Inc. (a)	22,707	1,584,040
Park Electrochemical Corp.	16,314	459,076
PC Connection, Inc.	12,636	286,584
PC Mall, Inc. (a)	4,077	42,564
Perceptron, Inc.	13,154	144,694
Planar Systems, Inc. (a)	2,277	11,362
Plexus Corp. (a)	33,577	1,383,037
Pulse Electronics Corp. (a)	5,013	10,678
RadiSys Corp. (a)	9,220	28,398
RealD, Inc. (a)(d)	53,542	498,476
Research Frontiers, Inc. (a)(d)	16,855	85,792
RF Industries Ltd.	5,778	32,010
Richardson Electronics Ltd.	23,707	241,574
Rofin-Sinar Technologies, Inc. (a)	27,521	659,403
Rogers Corp. (a)	16,870	1,015,237
Sanmina Corp. (a)	105,831	2,484,912
ScanSource, Inc. (a)	30,626	1,180,939
Speed Commerce, Inc. (a)(d)	43,920	144,497
SYNNEX Corp. (a)	30,841	2,150,851
TE Connectivity Ltd.	471,275	29,539,517
Tech Data Corp. (a)	39,838	2,689,065
Trimble Navigation Ltd. (a)(d)	301,758	10,036,471
TTM Technologies, Inc. (a)(d)	53,211	407,064
Uni-Pixel, Inc. (a)(d)	12,876	99,660
Universal Display Corp. (a)(d)	48,773	1,694,374
Viasystems Group, Inc. (a)	4,710	50,162
Vishay Intertechnology, Inc.	163,262	2,612,192
Vishay Precision Group, Inc. (a)	9,596	146,819
Wayside Technology Group, Inc.	1,232	19,429
Wireless Telecom Group, Inc. (a)	11,200	27,440
Zebra Technologies Corp. Class A (a)	57,315	4,472,289
		203,507,541
Internet Software & Services - 3.0%
Akamai Technologies, Inc. (a)	208,821	12,616,965
Amber Road, Inc. (a)(d)	6,724	100,860
Angie's List, Inc. (a)(d)	39,732	304,744
AOL, Inc. (a)	89,529	3,869,443
Autobytel, Inc. (a)	9,434	77,264
Bankrate, Inc. (a)(d)	70,274	986,647
Bazaarvoice, Inc. (a)(d)	59,368	433,386
Benefitfocus, Inc. (d)	9,816	324,124
Blucora, Inc. (a)(d)	40,993	638,671
Brightcove, Inc. (a)(d)	25,472	154,870
BroadVision, Inc. (a)	490	4,802
Carbonite, Inc. (a)	9,443	100,662
Care.com, Inc. (d)	8,431	77,312
ChannelAdvisor Corp. (a)(d)	9,463	153,301

	Shares	Value
comScore, Inc. (a)	35,536	$ 1,361,384
Constant Contact, Inc. (a)	30,835	961,127
Conversant, Inc. (a)(d)	68,992	1,900,040
Cornerstone OnDemand, Inc. (a)(d)	56,736	2,124,196
CoStar Group, Inc. (a)	36,660	5,306,535
Crexendo, Inc. (a)	6,585	20,084
Cvent, Inc. (d)	18,057	453,592
Daegis, Inc. (a)	3,645	3,791
DealerTrack Holdings, Inc. (a)(d)	52,765	2,361,761
Demand Media, Inc. (a)	8,535	76,730
Demandware, Inc. (a)(d)	37,767	2,007,316
Dice Holdings, Inc. (a)(d)	50,678	430,256
Digital River, Inc. (a)	35,934	548,712
E2open, Inc. (a)(d)	21,618	326,432
EarthLink Holdings Corp.	136,356	563,150
eBay, Inc. (a)	1,345,572	74,679,246
eGain Communications Corp. (a)(d)	8,558	55,884
Endurance International Group Holdings, Inc. (d)	22,941	308,786
Envestnet, Inc. (a)	31,274	1,438,917
Equinix, Inc. (a)	61,859	13,501,345
Everyday Health, Inc. (d)	6,143	89,442
Facebook, Inc. Class A (a)	1,993,646	149,164,594
Global Eagle Entertainment, Inc. (a)(d)	63,441	800,625
GlowPoint, Inc. (a)	18,770	24,401
Gogo, Inc. (a)(d)	13,710	232,110
Google, Inc.:
Class A (a)	330,953	192,733,789
Class C (a)	326,881	186,845,180
GrubHub, Inc. (d)	21,930	842,989
IAC/InterActiveCorp	87,877	6,115,360
Internap Network Services Corp. (a)	49,823	340,789
IntraLinks Holdings, Inc. (a)	36,458	286,560
Inuvo, Inc. (a)	9,640	13,882
iPass, Inc. (a)	33,662	39,048
j2 Global, Inc.	55,909	2,988,336
Limelight Networks, Inc. (a)	33,081	78,402
LinkedIn Corp. (a)	115,866	26,156,750
Liquidity Services, Inc. (a)	37,923	577,947
LivePerson, Inc. (a)	55,381	714,969
Local Corp. (a)(d)	28,399	45,722
LogMeIn, Inc. (a)(d)	22,955	970,537
Marchex, Inc. Class B	28,685	246,117
Marin Software, Inc. (a)(d)	7,083	59,143
Marketo, Inc. (a)(d)	21,521	630,135
MeetMe, Inc. (a)(d)	18,724	43,065
Millennial Media, Inc. (a)(d)	34,415	81,908
Monster Worldwide, Inc. (a)	97,552	562,875
Move, Inc. (a)	35,516	564,704
NIC, Inc.	78,994	1,480,348
Pandora Media, Inc. (a)(d)	209,033	5,652,252
Perficient, Inc. (a)	34,438	593,022
Q2 Holdings, Inc. (a)	7,196	106,213
QuinStreet, Inc. (a)	17,620	84,400
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rackspace Hosting, Inc. (a)	132,627	$ 4,588,894
RealNetworks, Inc. (a)	28,670	220,759
Rightside Group Ltd. (a)(d)	8,535	102,335
Rocket Fuel, Inc. (d)	8,626	140,518
SciQuest, Inc. (a)(d)	28,158	449,683
Selectica, Inc. (a)	552	3,168
Shutterstock, Inc. (a)(d)	14,554	1,030,423
Spark Networks, Inc. (a)(d)	16,620	87,255
SPS Commerce, Inc. (a)	19,140	1,070,692
Stamps.com, Inc. (a)	18,614	626,547
Support.com, Inc. (a)	117,655	283,549
Synacor, Inc. (a)	20,037	40,475
TechTarget, Inc. (a)	1,217	10,539
Textura Corp. (a)(d)	17,853	514,523
TheStreet.com, Inc.	3,696	8,723
Travelzoo, Inc. (a)	5,383	91,780
Tremor Video, Inc. (a)(d)	9,207	27,529
TrueCar, Inc. (d)	15,879	328,219
Trulia, Inc. (a)(d)	42,135	2,596,780
Twitter, Inc.	86,815	4,319,046
United Online, Inc.	10,283	131,314
Unwired Planet, Inc. (d)	100,320	210,672
VeriSign, Inc. (a)(d)	144,977	8,274,562
Web.com Group, Inc. (a)(d)	64,573	1,223,658
WebMD Health Corp. (a)(d)	44,803	2,166,225
XO Group, Inc. (a)	29,832	349,333
Xoom Corp. (a)	19,461	444,878
Yahoo!, Inc. (a)	1,082,501	41,687,114
Yelp, Inc. (a)(d)	69,278	5,709,893
YuMe, Inc. (d)	6,211	32,794
Zillow, Inc. (a)(d)	26,948	3,865,960
Zix Corp. (a)	43,773	168,526
		788,244,315
IT Services - 3.1%
Accenture PLC Class A	732,453	59,372,640
Acxiom Corp. (a)	91,117	1,689,765
Alliance Data Systems Corp. (a)	62,050	16,420,912
Amdocs Ltd.	195,710	9,217,941
Automatic Data Processing, Inc.	560,035	46,751,722
Blackhawk Network Holdings, Inc. (a)(d)	10,875	299,933
Blackhawk Network Holdings, Inc. (a)	47,004	1,291,200
Booz Allen Hamilton Holding Corp. Class A	80,553	1,786,666
Broadridge Financial Solutions, Inc.	126,853	5,396,327
CACI International, Inc. Class A (a)	20,462	1,475,719
Cardtronics, Inc. (a)	50,512	1,793,176
Cartesian, Inc. (a)	206	849
Cass Information Systems, Inc.	8,032	376,861
Ciber, Inc. (a)	53,912	205,944
Cognizant Technology Solutions Corp. Class A (a)	704,394	32,211,938

	Shares	Value
Computer Sciences Corp.	174,620	$ 10,440,530
Computer Task Group, Inc. (d)	11,646	148,836
Convergys Corp.	123,097	2,363,462
CoreLogic, Inc. (a)	113,020	3,195,075
CSG Systems International, Inc.	47,456	1,315,480
CSP, Inc.	3,696	29,198
Datalink Corp. (a)	21,583	266,334
DST Systems, Inc.	40,007	3,713,050
Edgewater Technology, Inc. (a)	2,875	19,579
EPAM Systems, Inc. (a)	32,476	1,222,721
Euronet Worldwide, Inc. (a)	64,215	3,422,660
EVERTEC, Inc.	73,649	1,696,136
ExlService Holdings, Inc. (a)	29,161	795,220
Fidelity National Information Services, Inc.	329,470	18,697,423
Fiserv, Inc. (a)	303,216	19,548,336
FleetCor Technologies, Inc. (a)	84,060	12,078,581
Forrester Research, Inc.	14,844	576,838
Gartner, Inc. Class A (a)	108,666	8,105,397
Genpact Ltd. (a)	190,854	3,320,860
Global Cash Access Holdings, Inc. (a)	85,750	669,708
Global Payments, Inc.	86,730	6,307,006
Hackett Group, Inc.	12,619	79,121
Heartland Payment Systems, Inc. (d)	51,995	2,483,801
Higher One Holdings, Inc. (a)	26,817	104,050
IBM Corp.	1,101,195	211,759,799
iGATE Corp. (a)	38,740	1,449,651
Information Services Group, Inc. (a)	18,000	76,500
Innodata, Inc. (a)	14,010	43,431
Jack Henry & Associates, Inc.	97,558	5,639,828
Leidos Holdings, Inc.	88,093	3,316,701
Lionbridge Technologies, Inc. (a)	69,212	321,144
ManTech International Corp. Class A	23,021	667,149
MasterCard, Inc. Class A	1,173,111	88,933,545
Mattersight Corp. (a)	4,307	21,018
Maximus, Inc.	80,539	3,318,207
ModusLink Global Solutions, Inc. (a)(d)	31,030	126,913
MoneyGram International, Inc. (a)	66,937	941,134
NCI, Inc. Class A (a)	12,261	112,066
Neustar, Inc. Class A (a)(d)	66,766	1,968,929
Paychex, Inc.	360,083	14,997,457
PFSweb, Inc. (a)	1,815	15,500
Planet Payment, Inc. (a)	40,113	96,672
PRG-Schultz International, Inc. (a)	36,569	227,459
Sabre Corp.	78,083	1,423,453
Sapient Corp. (a)	136,229	1,976,683
Science Applications International Corp.	56,960	2,626,995
ServiceSource International, Inc. (a)(d)	52,332	198,862
StarTek, Inc. (a)	2,150	15,588
Sykes Enterprises, Inc. (a)	37,324	781,565
Syntel, Inc. (a)	20,991	1,875,966
Teletech Holdings, Inc. (a)	19,293	518,017
Teradata Corp. (a)	183,403	8,376,015
The Western Union Co.	621,408	10,855,998
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Total System Services, Inc.	192,803	$ 6,065,582
Unisys Corp. (a)	58,445	1,368,197
Vantiv, Inc. (a)	169,257	5,294,359
VeriFone Systems, Inc. (a)	124,808	4,358,295
Virtusa Corp. (a)	35,863	1,221,135
Visa, Inc. Class A	583,397	123,983,530
WEX, Inc. (a)	45,780	5,202,897
WidePoint Corp. (a)(d)	71,654	116,079
Xerox Corp.	1,318,733	18,211,703
		807,395,017
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Energy Industries, Inc. (a)(d)	37,951	730,557
Advanced Micro Devices, Inc. (a)(d)	718,505	2,996,166
AEHR Test Systems (a)	3,126	7,940
Aetrium, Inc. (a)	206	1,082
Altera Corp.	377,370	13,336,256
Amkor Technology, Inc. (a)	161,169	1,676,158
Amtech Systems, Inc. (a)	12,381	131,734
ANADIGICS, Inc. (a)(d)	109,969	68,896
Analog Devices, Inc.	366,088	18,714,419
Applied Materials, Inc.	1,406,169	32,489,535
Applied Micro Circuits Corp. (a)(d)	98,689	835,896
Ascent Solar Technologies, Inc. (a)	3,308	9,362
Atmel Corp. (a)	480,018	4,252,959
Audience, Inc. (a)(d)	9,607	82,428
Avago Technologies Ltd.	291,463	23,926,198
Axcelis Technologies, Inc. (a)	123,333	249,133
AXT, Inc. (a)	31,515	76,581
Broadcom Corp. Class A	638,547	25,145,981
Brooks Automation, Inc.	71,516	810,991
BTU International, Inc. (a)	4,067	13,990
Cabot Microelectronics Corp. (a)(d)	30,653	1,315,014
Cavium, Inc. (a)(d)	71,032	3,990,578
Ceva, Inc. (a)(d)	20,686	313,600
Cirrus Logic, Inc. (a)(d)	72,356	1,749,568
Cohu, Inc.	20,738	255,077
Cree, Inc. (a)(d)	141,296	6,437,446
CVD Equipment Corp. (a)(d)	24,298	328,023
Cypress Semiconductor Corp. (d)	200,786	2,218,685
Diodes, Inc. (a)	49,290	1,254,431
DSP Group, Inc. (a)	34,788	312,396
Entegris, Inc. (a)	165,433	2,008,357
Entropic Communications, Inc. (a)	130,146	342,284
Exar Corp. (a)	56,777	566,067
Fairchild Semiconductor International, Inc. (a)(d)	143,511	2,518,618
First Solar, Inc. (a)(d)	80,138	5,584,016
FormFactor, Inc. (a)	56,292	396,296
Freescale Semiconductor, Inc. (a)(d)	111,612	2,349,433
GigOptix, Inc. (a)	17,428	22,482
GSI Technology, Inc. (a)	4,890	27,677

	Shares	Value
GT Advanced Technologies, Inc. (a)(d)	153,295	$ 2,730,184
Ikanos Communications, Inc. (a)	35,040	13,158
Inphi Corp. (a)	23,714	356,896
Integrated Device Technology, Inc. (a)	149,111	2,452,876
Integrated Silicon Solution, Inc.	27,085	401,671
Intel Corp.	5,779,395	201,816,473
Intermolecular, Inc. (a)	6,975	15,485
International Rectifier Corp. (a)(d)	83,741	3,299,395
Intersil Corp. Class A	155,240	2,335,586
Intest Corp. (a)	2,175	10,223
IXYS Corp.	38,644	463,342
KLA-Tencor Corp.	196,151	14,989,859
Kopin Corp. (a)	49,853	197,916
Kulicke & Soffa Industries, Inc. (a)	82,587	1,213,203
Lam Research Corp.	188,211	13,534,253
Lattice Semiconductor Corp. (a)	136,230	1,023,087
Linear Technology Corp.	269,546	12,159,220
M/A-COM Technology Solutions, Inc. (a)	15,523	367,585
Marvell Technology Group Ltd.	502,343	6,987,591
Mattson Technology, Inc. (a)	72,551	178,475
Maxim Integrated Products, Inc.	328,016	10,132,414
MaxLinear, Inc. Class A (a)	44,771	415,027
Micrel, Inc.	33,398	418,477
Microchip Technology, Inc.	233,921	11,422,362
Micron Technology, Inc. (a)	1,237,362	40,338,001
Microsemi Corp. (a)	121,045	3,224,639
MKS Instruments, Inc.	68,909	2,338,771
Monolithic Power Systems, Inc.	35,284	1,685,870
MoSys, Inc. (a)(d)	60,423	194,562
Nanometrics, Inc. (a)(d)	28,664	479,262
NeoPhotonics Corp. (a)	16,785	44,984
NVE Corp. (a)	6,043	416,967
NVIDIA Corp.	631,690	12,286,371
Omnivision Technologies, Inc. (a)(d)	72,480	1,964,933
ON Semiconductor Corp. (a)	539,501	5,265,530
PDF Solutions, Inc. (a)	30,469	608,466
Peregrine Semiconductor Corp. (a)	21,553	268,335
Pericom Semiconductor Corp. (a)	17,514	171,287
Photronics, Inc. (a)	74,723	659,804
Pixelworks, Inc. (a)(d)	22,798	151,151
PMC-Sierra, Inc. (a)	199,312	1,470,923
Power Integrations, Inc.	37,256	2,227,164
QuickLogic Corp. (a)(d)	61,486	208,438
Rambus, Inc. (a)(d)	153,264	1,902,006
RF Micro Devices, Inc. (a)(d)	315,164	3,930,095
Rubicon Technology, Inc. (a)(d)	25,049	156,306
Rudolph Technologies, Inc. (a)	29,614	286,367
Semtech Corp. (a)	76,311	1,988,283
Sigma Designs, Inc. (a)	22,818	110,439
Silicon Image, Inc. (a)	84,424	427,185
Silicon Laboratories, Inc. (a)	47,316	2,144,834
Skyworks Solutions, Inc.	219,186	12,419,079
Spansion, Inc. Class A (a)	45,268	1,009,476
STR Holdings, Inc. (a)	37,233	53,243
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
SunEdison, Inc. (a)(d)	278,643	$ 6,138,505
SunPower Corp. (a)(d)	49,218	1,881,112
Synaptics, Inc. (a)(d)	40,669	3,338,925
Teradyne, Inc.	265,875	5,474,366
Tessera Technologies, Inc.	64,088	1,895,082
Texas Instruments, Inc.	1,249,882	60,219,315
TriQuint Semiconductor, Inc. (a)	199,172	4,115,889
Ultra Clean Holdings, Inc. (a)	31,064	299,768
Ultratech, Inc. (a)(d)	31,408	812,211
Veeco Instruments, Inc. (a)(d)	53,983	1,909,379
Vitesse Semiconductor Corp. (a)(d)	75,820	253,239
Xcerra Corp. (a)	48,731	509,239
Xilinx, Inc.	308,585	13,037,716
		642,798,585
Software - 3.6%
A10 Networks, Inc. (a)(d)	15,911	185,522
ACI Worldwide, Inc. (a)(d)	149,880	2,918,164
Activision Blizzard, Inc.	569,922	13,415,964
Actuate Corp. (a)	42,170	187,235
Adobe Systems, Inc. (a)	537,692	38,660,055
Advent Software, Inc.	46,269	1,494,951
American Software, Inc. Class A	10,878	100,078
ANSYS, Inc. (a)	112,596	9,154,055
Aspen Technology, Inc. (a)	119,658	4,916,747
Autodesk, Inc. (a)	268,980	14,428,087
Barracuda Networks, Inc.	9,965	247,630
Blackbaud, Inc.	47,578	1,850,308
Bottomline Technologies, Inc. (a)(d)	44,605	1,256,077
BroadSoft, Inc. (a)	26,590	634,437
BSQUARE Corp. (a)	11,182	42,156
CA Technologies, Inc.	387,234	10,935,488
Cadence Design Systems, Inc. (a)(d)	338,143	5,964,843
Callidus Software, Inc. (a)(d)	32,625	374,535
Citrix Systems, Inc. (a)(d)	209,768	14,738,300
CommVault Systems, Inc. (a)	50,590	2,789,533
Compuware Corp.	283,511	2,650,828
Comverse, Inc. (a)	23,221	573,326
Concur Technologies, Inc. (a)(d)	54,717	5,492,492
Cyan, Inc. (a)(d)	8,834	33,304
Datawatch Corp. (a)(d)	9,730	128,339
Digimarc Corp.	6,216	148,252
Document Security Systems, Inc. (a)(d)	19,824	22,401
Ebix, Inc. (d)	31,393	484,708
Electronic Arts, Inc. (a)	359,966	13,621,113
Ellie Mae, Inc. (a)(d)	31,804	1,138,583
EnerNOC, Inc. (a)(d)	25,460	500,034
Envivio, Inc. (a)	6,801	12,174
EPIQ Systems, Inc.	38,746	563,754
ePlus, Inc. (a)	7,158	418,528
Evolving Systems, Inc.	4,973	46,945
FactSet Research Systems, Inc.	53,360	6,798,064

	Shares	Value
Fair Isaac Corp.	37,437	$ 2,177,710
FalconStor Software, Inc. (a)	37,427	50,901
FireEye, Inc. (d)	33,593	1,046,086
Fortinet, Inc. (a)	146,518	3,781,630
Gigamon, Inc. (a)(d)	13,202	143,638
Glu Mobile, Inc. (a)(d)	98,358	507,527
GSE Systems, Inc. (a)	388	644
Guidance Software, Inc. (a)(d)	13,894	108,790
Guidewire Software, Inc. (a)(d)	70,818	3,225,760
Imperva, Inc. (a)(d)	22,847	665,076
Infoblox, Inc. (a)	50,781	683,004
Informatica Corp. (a)	135,700	4,621,264
Interactive Intelligence Group, Inc. (a)(d)	16,038	686,587
Intuit, Inc.	324,913	27,026,263
Jive Software, Inc. (a)(d)	30,754	214,663
Liquid Holdings Group, Inc. (a)	3,912	6,533
Majesco Entertainment Co. (a)	2,850	4,389
Mandalay Digital Group, Inc. (a)(d)	41,910	228,410
Manhattan Associates, Inc. (a)	82,280	2,376,246
Mentor Graphics Corp.	118,491	2,584,289
MICROS Systems, Inc. (a)	83,538	5,678,078
Microsoft Corp.	8,723,800	396,322,234
MicroStrategy, Inc. Class A (a)	12,438	1,728,011
Mitek Systems, Inc. (a)(d)	15,896	39,263
Model N, Inc. (a)	6,345	58,628
Monotype Imaging Holdings, Inc.	41,411	1,217,069
NetScout Systems, Inc. (a)	39,020	1,797,651
NetSol Technologies, Inc. (a)(d)	10,165	33,951
NetSuite, Inc. (a)(d)	37,824	3,314,895
Nuance Communications, Inc. (a)	295,143	5,020,382
Oracle Corp.	3,999,366	166,093,670
Parametric Technology Corp. (a)	128,240	4,961,606
Park City Group, Inc. (a)	12,676	132,464
Peerless Systems Corp. (a)	172	626
Pegasystems, Inc.	44,128	979,642
Progress Software Corp. (a)	56,172	1,300,944
Proofpoint, Inc. (a)(d)	24,372	971,955
PROS Holdings, Inc. (a)	23,721	607,020
QAD, Inc. Class B	4,298	73,625
Qlik Technologies, Inc. (a)	106,112	2,995,542
Qualys, Inc. (a)(d)	15,390	373,977
Rally Software Development Corp. (a)(d)	9,834	113,484
RealPage, Inc. (a)(d)	66,111	1,065,709
Red Hat, Inc. (a)	217,463	13,247,846
Rosetta Stone, Inc. (a)	8,315	72,756
Rovi Corp. (a)	119,303	2,759,478
salesforce.com, Inc. (a)	650,444	38,434,736
SeaChange International, Inc. (a)	17,668	134,100
ServiceNow, Inc. (a)(d)	128,403	7,849,275
Silver Spring Networks, Inc. (a)(d)	4,334	45,030
Smith Micro Software, Inc. (a)	41,455	41,455
SolarWinds, Inc. (a)	71,945	3,078,527
Solera Holdings, Inc.	82,773	5,045,842
Sonic Foundry, Inc. (a)	155	1,638
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Splunk, Inc. (a)	109,699	$ 5,918,261
SS&C Technologies Holdings, Inc. (a)	79,064	3,578,437
Symantec Corp.	799,099	19,402,124
Synchronoss Technologies, Inc. (a)(d)	41,067	1,813,929
Synopsys, Inc. (a)	184,472	7,544,905
Tableau Software, Inc. (a)	37,987	2,487,769
Take-Two Interactive Software, Inc. (a)(d)	106,405	2,501,582
Tangoe, Inc. (a)(d)	45,871	638,524
TeleCommunication Systems, Inc. Class A (a)	49,377	147,143
TeleNav, Inc. (a)	12,035	82,921
TIBCO Software, Inc. (a)	175,849	3,664,693
TiVo, Inc. (a)	121,206	1,707,793
Tyler Technologies, Inc. (a)	36,178	3,222,013
Ultimate Software Group, Inc. (a)(d)	32,943	4,842,292
Varonis Systems, Inc. (d)	4,007	95,367
Vasco Data Security International, Inc. (a)	30,246	446,733
Verint Systems, Inc. (a)	68,085	3,413,101
VirnetX Holding Corp. (a)(d)	42,196	622,391
VMware, Inc. Class A (a)(d)	97,762	9,637,378
Voltari Corp. (a)(d)	4,240	9,328
Vringo, Inc. (a)(d)	98,619	99,605
Wave Systems Corp. Class A (a)(d)	27,069	34,648
Workday, Inc. Class A (a)(d)	38,916	3,544,080
Zendesk, Inc. (d)	29,196	793,839
Zynga, Inc. (a)	774,475	2,242,105
		951,148,490
Technology Hardware, Storage & Peripherals - 3.8%
3D Systems Corp. (a)(d)	120,845	6,466,416
Apple, Inc.	7,004,388	717,949,746
Astro-Med, Inc.	4,606	61,168
Concurrent Computer Corp.	6,675	50,063
Cray, Inc. (a)(d)	45,237	1,276,136
Crossroads Systems, Inc. (a)(d)	9,071	27,213
Dataram Corp. (a)	556	1,551
Diebold, Inc.	89,599	3,402,074
Dot Hill Systems Corp. (a)	109,713	399,355
Electronics for Imaging, Inc. (a)	55,580	2,447,743
EMC Corp.	2,350,591	69,412,952
Hewlett-Packard Co.	2,180,887	82,873,706
Hutchinson Technology, Inc. (a)	41,790	187,637
Imation Corp. (a)	19,750	66,163
Immersion Corp. (a)	59,681	625,457
Intevac, Inc. (a)(d)	17,689	126,123
Lexmark International, Inc. Class A	71,862	3,633,343
NCR Corp. (a)	203,607	6,955,215
NetApp, Inc.	387,745	16,347,329
Nimble Storage, Inc. (d)	9,111	246,361
Overland Storage, Inc. (a)(d)	1,017	3,519
QLogic Corp. (a)	107,276	970,848
Quantum Corp. (a)(d)	267,446	334,308

	Shares	Value
Qumu Corp. (a)	6,017	$ 78,161
SanDisk Corp.	261,371	25,603,903
Scan-Optics, Inc. (a)	300	0
Seagate Technology LLC	376,195	23,542,283
Silicon Graphics International Corp. (a)(d)	32,579	319,274
Super Micro Computer, Inc. (a)	48,860	1,196,581
Transact Technologies, Inc.	3,411	26,572
U.S.A. Technologies, Inc. (a)(d)	38,549	69,388
Video Display Corp. (a)	2,957	9,610
Western Digital Corp.	240,433	24,767,003
Xplore Technologies Corp. (a)	2,067	10,604
		989,487,805
TOTAL INFORMATION TECHNOLOGY		4,787,757,503
MATERIALS - 3.8%
Chemicals - 2.5%
A. Schulman, Inc.	30,292	1,176,238
Advanced Emissions Solutions, Inc. (a)	28,418	619,228
Air Products & Chemicals, Inc.	242,724	32,333,264
Airgas, Inc.	78,679	8,684,588
Albemarle Corp.	94,402	6,002,079
American Vanguard Corp. (d)	23,997	322,520
Ashland, Inc.	82,040	8,796,329
Axiall Corp.	81,160	3,374,633
Balchem Corp.	36,929	1,899,628
Cabot Corp.	67,007	3,670,643
Calgon Carbon Corp. (a)	83,129	1,765,660
Celanese Corp. Class A	183,332	11,465,583
CF Industries Holdings, Inc.	64,252	16,555,813
Chase Corp.	3,188	113,174
Chemtura Corp. (a)	110,727	2,733,850
Clean Diesel Technologies, Inc. (a)(d)	42,378	92,808
Codexis, Inc. (a)	21,294	54,087
Core Molding Technologies, Inc. (a)	5,919	82,333
Cytec Industries, Inc.	39,374	4,057,097
E.I. du Pont de Nemours & Co.	1,061,012	70,143,503
Eastman Chemical Co.	171,271	14,124,719
Ecolab, Inc.	314,748	36,139,365
Ferro Corp. (a)	111,135	1,498,100
Flotek Industries, Inc. (a)(d)	68,404	1,901,631
FMC Corp.	155,683	10,296,874
FutureFuel Corp.	31,043	432,119
H.B. Fuller Co.	56,146	2,641,108
Hawkins, Inc.	5,329	196,107
Huntsman Corp.	207,088	5,568,596
Innophos Holdings, Inc.	26,761	1,556,152
Innospec, Inc.	50,796	2,142,575
International Flavors & Fragrances, Inc.	91,400	9,285,326
Intrepid Potash, Inc. (a)	76,176	1,167,778
KMG Chemicals, Inc.	10,303	174,636
Koppers Holdings, Inc.	22,254	825,846
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Kraton Performance Polymers, Inc. (a)	33,124	$ 673,411
Kronos Worldwide, Inc.	25,586	404,515
Landec Corp. (a)	25,874	339,726
LSB Industries, Inc. (a)(d)	18,952	759,028
LyondellBasell Industries NV Class A	491,531	56,206,570
Marrone Bio Innovations, Inc. (d)	15,737	90,488
Metabolix, Inc. (a)(d)	41,636	28,312
Minerals Technologies, Inc.	52,154	3,265,883
Monsanto Co.	604,451	69,904,758
NewMarket Corp.	12,456	5,068,222
Olin Corp. (d)	81,888	2,234,724
OM Group, Inc.	32,193	856,334
OMNOVA Solutions, Inc. (a)	52,644	441,683
Penford Corp. (a)	6,469	88,108
Platform Specialty Products Corp. (a)	105,304	2,875,852
PolyOne Corp.	103,882	4,074,252
PPG Industries, Inc.	157,814	32,487,590
Praxair, Inc.	334,076	43,947,698
Quaker Chemical Corp.	14,473	1,128,894
Rayonier Advanced Materials, Inc. (d)	48,704	1,617,460
Rentech, Inc. (a)	218,177	488,716
Rockwood Holdings, Inc.	88,136	7,137,253
RPM International, Inc.	164,614	7,758,258
Senomyx, Inc. (a)(d)	49,192	399,931
Sensient Technologies Corp.	58,886	3,304,093
Sherwin-Williams Co.	96,888	21,132,242
Sigma Aldrich Corp.	138,003	14,352,312
Stepan Co.	25,296	1,221,544
Taminco Corp. (a)	29,142	697,951
The Dow Chemical Co.	1,397,346	74,827,878
The Mosaic Co.	389,604	18,607,487
The Scotts Miracle-Gro Co. Class A	51,798	2,990,299
Trecora Resources (a)	28,770	378,038
Tredegar Corp.	24,439	508,576
Tronox Ltd. Class A	73,931	2,244,545
Valhi, Inc.	16,022	126,253
Valspar Corp.	93,904	7,583,687
W.R. Grace & Co. (a)	88,375	8,751,776
Westlake Chemical Corp.	47,548	4,618,337
Zep, Inc.	26,320	417,962
		665,934,636
Construction Materials - 0.1%
Eagle Materials, Inc.	69,831	7,116,477
Headwaters, Inc. (a)	105,333	1,368,276
Martin Marietta Materials, Inc.	73,276	9,596,225
U.S. Concrete, Inc. (a)(d)	16,515	419,316
Vulcan Materials Co.	141,037	8,938,925
		27,439,219
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	6,511	275,741

	Shares	Value
Aptargroup, Inc.	80,686	$ 5,176,007
Avery Dennison Corp.	106,008	5,102,165
Ball Corp.	162,242	10,399,712
Bemis Co., Inc.	120,781	4,920,618
Berry Plastics Group, Inc. (a)	136,284	3,285,807
Crown Holdings, Inc. (a)	150,108	7,245,713
Graphic Packaging Holding Co. (a)	377,519	4,828,468
Greif, Inc. Class A	37,275	1,785,100
MeadWestvaco Corp.	211,721	9,104,003
Myers Industries, Inc.	25,717	506,882
Owens-Illinois, Inc. (a)	185,599	5,714,593
Packaging Corp. of America	107,166	7,286,216
Rock-Tenn Co. Class A	161,060	7,917,710
Sealed Air Corp.	219,080	7,908,788
Silgan Holdings, Inc.	56,230	2,831,181
Sonoco Products Co.	108,130	4,450,631
UFP Technologies, Inc. (a)	2,454	57,252
		88,796,587
Metals & Mining - 0.7%
A.M. Castle & Co. (a)(d)	36,860	361,228
AK Steel Holding Corp. (a)(d)	147,513	1,610,842
Alcoa, Inc.	1,342,583	22,300,304
Allegheny Technologies, Inc.	125,307	5,284,196
Allied Nevada Gold Corp. (a)(d)	93,899	358,694
Ampco-Pittsburgh Corp.	10,414	221,193
Carpenter Technology Corp.	60,383	3,304,762
Century Aluminum Co. (a)	60,542	1,512,339
Cliffs Natural Resources, Inc. (d)	173,039	2,607,698
Coeur d'Alene Mines Corp. (a)	146,764	1,162,371
Commercial Metals Co.	130,792	2,260,086
Compass Minerals International, Inc.	41,066	3,657,749
Comstock Mining, Inc. (a)	56,723	85,652
Freeport-McMoRan Copper & Gold, Inc.	1,199,519	43,626,506
Friedman Industries	2,001	16,468
General Moly, Inc. (a)(d)	60,513	56,882
Globe Specialty Metals, Inc.	84,020	1,725,771
Gold Resource Corp.	44,371	275,100
Golden Minerals Co. (a)(d)	71,014	78,826
Handy & Harman Ltd. (a)	5,646	147,869
Haynes International, Inc.	14,826	735,073
Hecla Mining Co. (d)	425,055	1,389,930
Horsehead Holding Corp. (a)(d)	61,719	1,246,107
Kaiser Aluminum Corp.	23,771	1,914,754
Materion Corp.	22,336	728,824
McEwen Mining, Inc. (a)(d)	267,762	741,701
Mines Management, Inc. (a)(d)	24,109	17,600
Molycorp, Inc. (a)(d)	202,465	362,412
Newmont Mining Corp.	573,311	15,530,995
Noranda Aluminium Holding Corp.	73,305	298,351
Nucor Corp.	365,194	19,837,338
Olympic Steel, Inc.	12,703	305,380
Paramount Gold & Silver Corp. (a)(d)	159,171	165,538
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	95,402	$ 6,670,508
Royal Gold, Inc.	79,101	6,150,103
RTI International Metals, Inc. (a)	38,097	1,105,194
Schnitzer Steel Industries, Inc. Class A	32,409	897,405
Silver Bull Resources, Inc. (a)(d)	60,971	15,731
Solitario Exploration & Royalty Corp. (a)	18,115	27,173
Steel Dynamics, Inc.	277,791	6,455,863
Stillwater Mining Co. (a)(d)	138,076	2,562,691
SunCoke Energy, Inc. (a)	82,551	1,982,050
Synalloy Corp.	8,615	153,778
Timberline Resources Corp. (a)	18,994	1,709
TimkenSteel Corp. (a)	42,343	2,023,149
U.S. Antimony Corp. (a)	24,962	38,691
U.S. Silica Holdings, Inc.	63,033	4,526,400
United States Steel Corp. (d)	162,680	6,287,582
Universal Stainless & Alloy Products, Inc. (a)(d)	6,659	213,288
Walter Energy, Inc. (d)	65,194	364,434
Worthington Industries, Inc.	60,686	2,454,142
		175,858,430
Paper & Forest Products - 0.2%
Boise Cascade Co. (a)	37,823	1,136,959
Clearwater Paper Corp. (a)	22,216	1,537,347
Deltic Timber Corp.	13,533	896,426
Domtar Corp.	72,810	2,715,085
International Paper Co.	499,195	24,185,998
Kapstone Paper & Packaging Corp. (a)	106,018	3,258,993
Louisiana-Pacific Corp. (a)(d)	160,954	2,296,814
Mercer International, Inc. (SBI) (a)	36,357	365,024
Neenah Paper, Inc.	17,276	944,479
P.H. Glatfelter Co.	45,036	1,122,747
Resolute Forest Products (a)(d)	124,589	2,141,685
Schweitzer-Mauduit International, Inc.	39,736	1,702,290
Verso Paper Corp. (a)(d)	23,529	76,469
Wausau-Mosinee Paper Corp.	73,993	674,816
		43,055,132
TOTAL MATERIALS		1,001,084,004
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.0%
8x8, Inc. (a)(d)	89,195	693,045
Alaska Communication Systems Group, Inc. (a)	135,810	239,026
AT&T, Inc.	5,998,489	209,707,175
Atlantic Tele-Network, Inc.	16,949	993,889
CenturyLink, Inc.	676,308	27,721,865
Cincinnati Bell, Inc. (a)	238,118	873,893
Cogent Communications Group, Inc.	64,769	2,244,894

	Shares	Value
Consolidated Communications Holdings, Inc. (d)	59,983	$ 1,462,386
Elephant Talk Communication, Inc. (a)	63,184	60,657
Enventis Corp.	2,523	44,884
FairPoint Communications, Inc. (a)(d)	43,838	708,422
Frontier Communications Corp. (d)	1,171,656	7,967,261
General Communications, Inc. Class A (a)	33,964	381,755
Globalstar, Inc. (a)(d)	350,014	1,393,056
Hawaiian Telcom Holdco, Inc. (a)(d)	11,736	322,740
IDT Corp. Class B	44,765	703,258
inContact, Inc. (a)(d)	42,838	392,396
Inteliquent, Inc.	28,172	343,698
Intelsat SA (a)(d)	20,815	365,095
Iridium Communications, Inc. (a)(d)	122,967	1,155,890
Level 3 Communications, Inc. (a)	197,354	8,873,036
Lumos Networks Corp.	15,837	231,695
ORBCOMM, Inc. (a)(d)	36,232	225,725
Premiere Global Services, Inc. (a)	64,433	848,583
Straight Path Communications, Inc. Class B (a)	22,382	213,748
Towerstream Corp. (a)(d)	39,383	68,920
TW Telecom, Inc. (a)	182,316	7,481,337
Verizon Communications, Inc.	4,797,553	239,014,090
Vonage Holdings Corp. (a)	198,077	683,366
Windstream Holdings, Inc. (d)	719,900	8,134,870
		523,550,655
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	15,589	108,499
Leap Wireless International, Inc. rights	51,525	129,843
NII Holdings, Inc. (a)	160,624	22,086
NTELOS Holdings Corp. (d)	10,948	144,404
RingCentral, Inc. (d)	5,211	69,984
SBA Communications Corp. Class A (a)	144,863	15,976,940
Shenandoah Telecommunications Co. (d)	22,919	633,023
Spok Holdings, Inc.	43,148	638,590
Sprint Corp. (a)(d)	1,006,054	5,643,963
T-Mobile U.S., Inc. (a)	293,811	8,837,835
Telephone & Data Systems, Inc.	127,836	3,367,200
U.S. Cellular Corp. (a)(d)	27,310	1,030,133
		36,602,500
TOTAL TELECOMMUNICATION SERVICES		560,153,155
UTILITIES - 3.0%
Electric Utilities - 1.6%
Allete, Inc.	47,344	2,304,232
American Electric Power Co., Inc.	562,525	30,207,593
Cleco Corp.	77,341	4,363,579
Duke Energy Corp.	818,074	60,529,295
Edison International	374,884	22,170,640
El Paso Electric Co.	52,601	2,069,323
Empire District Electric Co.	52,048	1,345,441
Entergy Corp.	202,407	15,668,326
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Exelon Corp.	993,384	$ 33,198,893
FirstEnergy Corp.	479,044	16,402,467
Genie Energy Ltd. Class B (a)	11,430	95,555
Great Plains Energy, Inc.	172,510	4,428,332
Hawaiian Electric Industries, Inc. (d)	141,071	3,581,793
IDACORP, Inc.	64,805	3,675,740
ITC Holdings Corp.	194,232	7,254,565
MGE Energy, Inc.	49,873	2,006,391
NextEra Energy, Inc.	500,398	49,264,183
Northeast Utilities	387,317	17,773,977
NRG Yield, Inc. Class A	38,525	2,095,375
OGE Energy Corp.	236,316	8,866,576
Otter Tail Corp.	43,707	1,245,212
Pepco Holdings, Inc.	313,266	8,633,611
Pinnacle West Capital Corp.	177,139	10,088,066
PNM Resources, Inc.	88,029	2,307,240
Portland General Electric Co.	105,772	3,645,961
PPL Corp.	772,283	26,744,160
Southern Co.	1,014,075	45,024,930
UIL Holdings Corp.	67,226	2,504,169
Unitil Corp.	19,695	641,860
Westar Energy, Inc.	158,635	5,858,391
Xcel Energy, Inc.	559,120	17,919,796
		411,915,672
Gas Utilities - 0.2%
AGL Resources, Inc.	144,950	7,727,285
Atmos Energy Corp.	111,091	5,616,761
Chesapeake Utilities Corp.	10,363	714,736
Delta Natural Gas Co., Inc.	3,078	61,899
Gas Natural, Inc.	8,386	94,594
Laclede Group, Inc.	48,203	2,383,638
National Fuel Gas Co.	95,902	7,330,749
New Jersey Resources Corp.	51,240	2,676,265
Northwest Natural Gas Co.	34,699	1,577,417
ONE Gas, Inc.	57,154	2,139,274
Piedmont Natural Gas Co., Inc. (d)	100,435	3,756,269
Questar Corp.	223,693	5,259,022
South Jersey Industries, Inc.	34,725	2,012,314
Southwest Gas Corp.	59,138	3,087,595
UGI Corp.	117,609	6,230,925
WGL Holdings, Inc.	56,924	2,475,625
		53,144,368
Independent Power and Renewable Electricity Producers - 0.0%
Ormat Technologies, Inc.	29,840	821,495
Pattern Energy Group, Inc.	42,287	1,363,121
U.S. Geothermal, Inc. (a)	163,207	97,271
		2,281,887

	Shares	Value
Independent Power Producers & Energy Traders - 0.1%
American DG Energy, Inc. (a)	24,722	$ 30,655
Black Hills Corp.	46,600	2,503,818
Calpine Corp. (a)	397,038	9,437,593
Dynegy, Inc. (a)	119,122	3,892,907
NRG Energy, Inc.	368,901	11,354,773
The AES Corp.	753,024	11,430,904
		38,650,650
Multi-Utilities - 1.0%
Alliant Energy Corp.	146,690	8,579,898
Ameren Corp.	278,737	11,146,693
Avista Corp. (d)	75,556	2,452,548
CenterPoint Energy, Inc.	475,745	11,817,506
CMS Energy Corp.	322,535	9,850,219
Consolidated Edison, Inc.	332,313	19,237,600
Dominion Resources, Inc.	672,273	47,207,010
DTE Energy Co.	198,361	15,521,748
Integrys Energy Group, Inc.	96,715	6,565,981
MDU Resources Group, Inc.	236,188	7,395,046
NiSource, Inc.	355,105	14,087,015
NorthWestern Energy Corp.	51,587	2,490,620
PG&E Corp.	530,746	24,669,074
Public Service Enterprise Group, Inc.	586,068	21,913,083
SCANA Corp.	162,365	8,433,238
Sempra Energy	255,256	27,049,478
TECO Energy, Inc.	270,488	4,895,833
Vectren Corp.	101,909	4,201,708
Wisconsin Energy Corp.	238,507	10,811,522
		258,325,820
Water Utilities - 0.1%
American States Water Co.	52,884	1,708,153
American Water Works Co., Inc.	245,033	12,401,120
Aqua America, Inc.	225,525	5,640,380
Artesian Resources Corp. Class A	8,755	185,694
Cadiz, Inc. (a)(d)	5,759	76,134
California Water Service Group	51,749	1,260,606
Connecticut Water Service, Inc.	5,010	165,080
Middlesex Water Co.	7,054	144,819
Pure Cycle Corp. (a)(d)	17,116	111,596
SJW Corp.	12,324	336,938
York Water Co.	5,248	105,905
		22,136,425
TOTAL UTILITIES		786,454,822
TOTAL COMMON STOCKS (Cost $17,032,572,644)		25,758,297,145
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 12/11/14 to 3/5/15 (e) (Cost $16,996,467)	$ 17,000,000	$ 16,997,739
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	286,533,693	286,533,693
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,156,532,759	1,156,532,759
TOTAL MONEY MARKET FUNDS (Cost $1,443,066,452)		1,443,066,452
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $18,492,635,563)		27,218,361,336
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(1,183,320,792)
NET ASSETS - 100%		$ 26,035,040,544
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,114 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2014	$ 111,477,980	$ 3,918,580
116 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2014	16,670,360	579,807
235 CME S&P 500 Index Contracts (United States)	Sept. 2014	117,582,250	4,584,799
286 ICE Russell 2000 Index Contracts (United States)	Sept. 2014	33,559,240	1,014,650
TOTAL EQUITY INDEX CONTRACTS		$ 279,289,830	$ 10,097,836

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,997,739.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 143,106
Fidelity Securities Lending Cash Central Fund	4,708,183
Total	$ 4,851,289
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,248,975,816	$ 3,248,975,816	$ -	$ -
Consumer Staples	2,089,138,030	2,089,138,030	-	-
Energy	2,491,749,908	2,491,749,551	-	357
Financials	4,456,980,261	4,456,976,888	-	3,373
Health Care	3,432,693,810	3,432,693,810	-	-
Industrials	2,903,309,836	2,903,309,836	-	-
Information Technology	4,787,757,503	4,787,749,041	-	8,462
Materials	1,001,084,004	1,001,084,004	-	-
Telecommunication Services	560,153,155	560,023,312	-	129,843
Utilities	786,454,822	786,454,822	-	-
U.S. Government and Government Agency Obligations	16,997,739	-	16,997,739	-
Money Market Funds	1,443,066,452	1,443,066,452	-	-
Total Investments in Securities:	$ 27,218,361,336	$ 27,201,221,562	$ 16,997,739	$ 142,035
Derivative Instruments:
Assets
Futures Contracts	$ 10,097,836	$ 10,097,836	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 10,097,836	$ -
Total Value of Derivatives	$ 10,097,836	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,134,775,533) - See accompanying schedule: Unaffiliated issuers (cost $17,049,569,111)	$ 25,775,294,884
Fidelity Central Funds (cost $1,443,066,452)	1,443,066,452
Total Investments (cost $18,492,635,563)		$ 27,218,361,336
Segregated cash with brokers for derivative instruments		467,000
Cash		65,094
Receivable for investments sold		12,026,138
Receivable for fund shares sold		15,805,842
Dividends receivable		47,531,960
Distributions receivable from Fidelity Central Funds		838,421
Receivable for daily variation margin for derivative instruments		984,570
Receivable from investment adviser for expense reductions		326,232
Other receivables		313,327
Total assets		27,296,719,920

Liabilities
Payable for investments purchased	$ 2,032,300
Payable for fund shares redeemed	101,451,256
Accrued management fee	743,352
Other affiliated payables	616,821
Other payables and accrued expenses	302,888
Collateral on securities loaned, at value	1,156,532,759
Total liabilities		1,261,679,376

Net Assets		$ 26,035,040,544
Net Assets consist of:
Paid in capital		$ 17,297,838,431
Undistributed net investment income		224,039,769
Accumulated undistributed net realized gain (loss) on investments		(222,661,265)
Net unrealized appreciation (depreciation) on investments		8,735,823,609
Net Assets		$ 26,035,040,544

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($1,788,589,678 ÷ 30,355,979 shares)	$ 58.92

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($16,603,718,166 ÷ 281,748,452 shares)	$ 58.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,435,910,163 ÷ 24,368,297 shares)	$ 58.93

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($665,535,376 ÷ 11,295,102 shares)	$ 58.92

Class F: Net Asset Value, offering price and redemption price per share ($5,541,287,161 ÷ 94,018,514 shares)	$ 58.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 227,161,741
Interest		5,152
Income from Fidelity Central Funds		4,851,289
Total income		232,018,182

Expenses
Management fee	$ 5,144,761
Transfer agent fees	2,973,366
Independent trustees' compensation	51,501
Miscellaneous	20,214
Total expenses before reductions	8,189,842
Expense reductions	(1,299,928)	6,889,914
Net investment income (loss)		225,128,268
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,016,587
Futures contracts	26,986,240
Total net realized gain (loss)		65,002,827
Change in net unrealized appreciation (depreciation) on: Investment securities	1,557,437,597
Futures contracts	(3,827,655)
Total change in net unrealized appreciation (depreciation)		1,553,609,942
Net gain (loss)		1,618,612,769
Net increase (decrease) in net assets resulting from operations		$ 1,843,741,037

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 225,128,268	$ 367,553,418
Net realized gain (loss)	65,002,827	94,663,450
Change in net unrealized appreciation (depreciation)	1,553,609,942	4,093,768,020
Net increase (decrease) in net assets resulting from operations	1,843,741,037	4,555,984,888
Distributions to shareholders from net investment income	(65,292,354)	(333,228,634)
Share transactions - net increase (decrease)	534,958,730	3,674,586,365
Redemption fees	172,710	409,245
Total increase (decrease) in net assets	2,313,580,123	7,897,751,864

Net Assets
Beginning of period	23,721,460,421	15,823,708,557
End of period (including undistributed net investment income of $224,039,769 and undistributed net investment income of $64,203,855, respectively)	$ 26,035,040,544	$ 23,721,460,421

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.91	$ 44.05	$ 39.55	$ 38.56	$ 31.54	$ 20.60
Income from Investment Operations
Net investment income (loss) D	.50	.92	.87	.68	.61	.56
Net realized and unrealized gain (loss)	3.65	10.74	4.40	.96	7.03	10.96
Total from investment operations	4.15	11.66	5.27	1.64	7.64	11.52
Distributions from net investment income	(.14)	(.80)	(.77)	(.65)	(.60)	(.57)
Distributions from net realized gain	-	-	-	-	(.02)	(.02)
Total distributions	(.14)	(.80)	(.77)	(.65)	(.62)	(.58) J
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 58.92	$ 54.91	$ 44.05	$ 39.55	$ 38.56	$ 31.54
Total ReturnB, C	7.59%	26.62%	13.50%	4.46%	24.39%	56.10%
Ratios to Average Net Assets E,G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.77%A	1.85%	2.15%	1.84%	1.80%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,788,590	$ 1,694,212	$ 1,305,435	$ 3,379,770	$ 6,289,666	$ 5,357,908
Portfolio turnover rateF	1%A	2%	3%	17%	4%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.91	$ 44.06	$ 39.56	$ 38.56	$ 31.54	$ 20.61
Income from Investment Operations
Net investment income (loss) D	.51	.94	.89	.69	.62	.57
Net realized and unrealized gain (loss)	3.66	10.73	4.39	.97	7.03	10.95
Total from investment operations	4.17	11.67	5.28	1.66	7.65	11.52
Distributions from net investment income	(.15)	(.82)	(.78)	(.66)	(.61)	(.57)
Distributions from net realized gain	-	-	-	-	(.02)	(.02)
Total distributions	(.15)	(.82)	(.78)	(.66)	(.63)	(.59) J
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 58.93	$ 54.91	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Total ReturnB, C	7.62%	26.65%	13.53%	4.51%	24.43%	56.07%
Ratios to Average Net Assets E,G
Expenses before reductions	.07%A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.06%A	.06%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.06%A	.06%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.82%A	1.89%	2.18%	1.87%	1.83%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,603,718	$ 14,943,835	$ 10,262,592	$ 6,536,903	$ 5,078,759	$ 3,752,204
Portfolio turnover rateF	1%A	2%	3%	17%	4%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012G,I
Selected Per-Share Data
Net asset value, beginning of period	$ 54.91	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.51	.94	.89	.36
Net realized and unrealized gain (loss)	3.66	10.75	4.40	5.26
Total from investment operations	4.17	11.69	5.29	5.62
Distributions from net investment income	(.15)	(.83)	(.79)	(.56)
Redemption fees added to paid in capital D,J	-	-	-	-
Net asset value, end of period	$ 58.93	$ 54.91	$ 44.05	$ 39.55
Total ReturnB, C	7.62%	26.69%	13.55%	16.49%
Ratios to Average Net Assets E,H
Expenses before reductions	.07%A	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.05%A	.05%	.06%	.06%A
Expenses net of all reductions	.05%A	.05%	.06%	.06%A
Net investment income (loss)	1.83%A	1.90%	2.19%	2.03%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,435,910	$ 1,254,047	$ 876,155	$ 693,534
Portfolio turnover rate F	1%A	2%	3%	17%K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Amount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 G,I
Selected Per-Share Data
Net asset value, beginning of period	$ 54.90	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.52	.95	.90	.36
Net realized and unrealized gain (loss)	3.65	10.73	4.39	5.26
Total from investment operations	4.17	11.68	5.29	5.62
Distributions from net investment income	(.15)	(.83)	(.79)	(.56)
Redemption fees added to paid in capital D,J	-	-	-	-
Net asset value, end of period	$ 58.92	$ 54.90	$ 44.05	$ 39.55
Total ReturnB, C	7.63%	26.67%	13.57%	16.50%
Ratios to Average Net Assets E,H
Expenses before reductions	.06%A	.06%	.06%	.06%A
Expenses net of fee waivers, if any	.04%A,M	.05%L	.05%L	.05%A,L
Expenses net of all reductions	.04%A,M	.05%L	.05%L	.05%A,L
Net investment income (loss)	1.83%A	1.90%	2.20%	2.02%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 665,535	$ 740,877	$ 546,329	$ 189,758
Portfolio turnover rate F	1%A	2%	3%	17% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Amount not annualized. L Amount represents .045%. M Amount represents .042%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 54.92	$ 44.06	$ 39.56	$ 38.56	$ 31.54	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.52	.95	.90	.69	.63	.26
Net realized and unrealized gain (loss)	3.65	10.74	4.39	.97	7.02	1.67
Total from investment operations	4.17	11.69	5.29	1.66	7.65	1.93
Distributions from net investment income	(.15)	(.83)	(.79)	(.66)	(.61)	(.47)
Distributions from net realized gain	-	-	-	-	(.02)	(.02)
Total distributions	(.15)	(.83)	(.79)	(.66)	(.63)	(.49) K
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 58.94	$ 54.92	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Total ReturnB, C	7.62%	26.69%	13.55%	4.51%	24.43%	6.42%
Ratios to Average Net Assets E,H
Expenses before reductions	.04%A,M	.05%L	.05%L	.06%	.07%	.07%A
Expenses net of fee waivers, if any	.04%A,M	.05%L	.05%L	.06%	.07%	.07%A
Expenses net of all reductions	.04%A,M	.05%L	.05%L	.06%	.07%	.07%A
Net investment income (loss)	1.83%A	1.90%	2.20%	1.89%	1.83%	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,541,287	$ 5,088,489	$ 2,833,198	$ 1,494,616	$ 745,283	$ 70,077
Portfolio turnover rateF	1%A	2%	3%	17%	4%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 24, 2009 (commencement of sale of shares) to Febraury 28, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share. L Amount represents ..045%. M Amount represents .042%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Spartan® Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,573,628,735
Gross unrealized depreciation	(910,397,555)
Net unrealized appreciation (depreciation) on securities	$ 8,663,231,180

Tax cost	$ 18,555,130,156

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (6,920,192)
2019	(200,286,243)
Total with expiration	$ (207,206,435)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $26,986,240 and a change in net unrealized appreciation (depreciation) of $(3,827,655) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $953,002,206 and $144,272,151, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective July 1, 2014, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .045% to .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the period, the total annual management fee rate was .042% of average net assets.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and ..015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2014, under the expense contract, Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .065%, .035%, .035%, and .015% of average net assets, respectively. Prior to July 1, 2014 Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class paid all or a portion of the transfer agent fees at an annual rate of .055%, .025%, .025% and .015% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Investor Class	$ 504,689.058
Fidelity Advantage Class	2,219,537.028
Institutional Class	192,842.028
Fidelity Advantage Institutional Class	56,298.015
	$ 2,973,366

* Annualized

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $20,214 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,708,183.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Fidelity Advantage Class	.06%/.05%*	$1,077,203
Institutional Class	.05%/.04%*	161,728
Fidelity Advantage Institutional Class	.045%/.035%*	57,713
Class F	.035%*	1,414

* Expense limitation effective July 1, 2014.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,557.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management expenses by $313.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
From net investment income
Investor Class	$ 4,353,510	$ 24,178,210
Fidelity Advantage Class	41,045,881	212,433,599
Institutional Class	3,650,662	16,995,240
Fidelity Advantage Institutional Class	2,035,841	11,661,673
Class F	14,206,460	67,959,912
Total	$ 65,292,354	$ 333,228,634

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Investor Class
Shares sold	4,894,491	13,726,971	$ 274,580,039	$ 685,400,376
Reinvestment of distributions	80,295	466,133	4,273,309	23,728,673
Shares redeemed	(5,474,265)	(12,971,415)	(308,735,033)	(649,468,987)
Net increase (decrease)	(499,479)	1,221,689	$ (29,881,685)	$ 59,660,062
Fidelity Advantage Class
Shares sold	28,222,600	72,166,611	$ 1,585,159,298	$ 3,601,364,439
Reinvestment of distributions	695,450	3,745,162	37,011,900	190,913,094
Shares redeemed	(19,311,412)	(36,714,608)	(1,085,276,769)	(1,840,823,512)
Net increase (decrease)	9,606,638	39,197,165	$ 536,894,429	$ 1,951,454,021
Institutional Class
Shares sold	3,502,804	7,454,458	$ 196,236,758	$ 381,027,979
Reinvestment of distributions	68,596	333,909	3,650,662	16,995,240
Shares redeemed	(2,043,191)	(4,837,839)	(114,786,078)	(242,799,293)
Net increase (decrease)	1,528,209	2,950,528	$ 85,101,342	$ 155,223,926
Fidelity Advantage Institutional Class
Shares sold	737,905	4,684,496	$ 41,558,556	$ 230,291,144
Reinvestment of distributions	38,261	228,738	2,035,841	11,661,673
Shares redeemed	(2,975,553)	(3,821,617)	(171,075,035)	(196,468,546)
Net increase (decrease)	(2,199,387)	1,091,617	$ (127,480,638)	$ 45,484,271
Class F
Shares sold	7,673,930	37,948,097	$ 431,593,382	$ 1,934,234,147
Reinvestment of distributions	266,888	1,330,096	14,206,460	67,959,912
Shares redeemed	(6,580,113)	(10,922,888)	(375,474,560)	(539,429,974)
Net increase (decrease)	1,360,705	28,355,305	$ 70,325,282	$ 1,462,764,085

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 21% of the total outstanding shares of the Fund.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Spartan Extended Market Index
Investor Class	.10%
Actual		$ 1,000.00	$ 1,028.90	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,028.80	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,029.00	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31
Spartan International Index
Investor Class	.20%
Actual		$ 1,000.00	$ 1,011.80	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class	.12%
Actual		$ 1,000.00	$ 1,012.20	$ .61
HypotheticalA		$ 1,000.00	$ 1,024.60	$ .61
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,012.40	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36
	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,012.40	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Semiannual Report

Spartan Extended Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
American Airlines Group, Inc.	0.6	0.2
Illumina, Inc.	0.6	0.5
Las Vegas Sands Corp.	0.6	0.8
Liberty Global PLC Class C	0.5	0.0
Tesla Motors, Inc.	0.5	0.5
LinkedIn Corp.	0.5	0.5
HCA Holdings, Inc.	0.5	0.4
Weatherford International Ltd.	0.4	0.3
United Continental Holdings, Inc.	0.4	0.4
Cheniere Energy, Inc.	0.4	0.3
	5.0
Market Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.9	21.5
Consumer Discretionary	15.5	15.7
Information Technology	15.3	16.1
Industrials	15.3	14.7
Health Care	11.8	11.9
Energy	6.7	6.0
Materials	5.4	5.2
Utilities	3.2	3.1
Consumer Staples	2.8	3.3
Telecommunication Services	1.3	1.2

Semiannual Report

Spartan Extended Market Index Fund

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 15.5%
Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	235,674	$ 4,265,699
Autoliv, Inc. (d)	328,117	34,022,452
Cooper Tire & Rubber Co.	213,456	6,580,848
Cooper-Standard Holding, Inc. (a)(d)	43,307	2,837,042
Dana Holding Corp.	532,913	12,379,569
Dorman Products, Inc. (a)(d)	103,132	4,623,408
Drew Industries, Inc.	78,727	3,494,692
Federal-Mogul Corp. Class A (a)(d)	112,607	1,922,201
Fox Factory Holding Corp. (d)	60,496	920,749
Fuel Systems Solutions, Inc. (a)(d)	54,919	556,329
Gentex Corp.	510,681	15,090,624
Gentherm, Inc. (a)(d)	117,071	5,718,918
Lear Corp.	276,480	27,960,422
Modine Manufacturing Co. (a)	171,375	2,436,953
Motorcar Parts of America, Inc. (a)	58,651	1,778,298
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	70,417	333,777
Remy International, Inc.	51,401	1,135,962
Shiloh Industries, Inc. (a)	22,518	376,276
Spartan Motors, Inc.	116,298	607,076
Standard Motor Products, Inc.	74,706	2,809,693
Stoneridge, Inc. (a)	89,076	1,109,887
Strattec Security Corp.	11,482	921,316
Superior Industries International, Inc.	84,602	1,645,509
Sypris Solutions, Inc.	33,998	148,571
Tenneco, Inc. (a)	204,839	13,126,083
Tower International, Inc. (a)	64,865	2,174,923
TRW Automotive Holdings Corp. (a)	370,883	35,712,324
UQM Technologies, Inc. (a)(d)	137,888	222,000
Visteon Corp. (a)	164,643	16,660,225
		201,571,826
Automobiles - 0.6%
Tesla Motors, Inc. (a)(d)	285,289	76,942,443
Thor Industries, Inc. (d)	154,901	8,319,733
Winnebago Industries, Inc. (a)(d)	100,663	2,489,396
		87,751,572
Distributors - 0.3%
Core-Mark Holding Co., Inc.	83,058	4,000,073
LKQ Corp. (a)	1,044,480	29,663,232
Pool Corp.	154,363	8,746,208
VOXX International Corp. (a)	62,477	618,522
Weyco Group, Inc.	16,952	457,195
		43,485,230
Diversified Consumer Services - 0.6%
2U, Inc. (d)	28,510	538,839
American Public Education, Inc. (a)(d)	58,621	1,779,734
Apollo Education Group, Inc. Class A (non-vtg.) (a)	337,878	9,382,872
Ascent Capital Group, Inc. (a)(d)	44,999	2,808,388

	Shares	Value
Bridgepoint Education, Inc. (a)	37,103	$ 466,385
Bright Horizons Family Solutions, Inc. (a)	106,410	4,327,695
Cambium Learning Group, Inc. (a)	16,192	26,717
Capella Education Co.	38,122	2,482,123
Career Education Corp. (a)	187,149	1,027,448
Carriage Services, Inc.	53,923	1,005,125
Chegg, Inc. (d)	66,239	457,711
Collectors Universe, Inc. (d)	17,833	359,335
Corinthian Colleges, Inc. (a)(d)	321,385	53,639
DeVry, Inc. (d)	199,686	8,572,520
Education Management Corp. (a)(d)	71,409	92,118
Grand Canyon Education, Inc. (a)(d)	157,575	6,813,543
Houghton Mifflin Harcourt Co.	84,821	1,628,563
ITT Educational Services, Inc. (a)(d)	61,723	520,325
K12, Inc. (a)(d)	105,616	1,988,749
Learning Tree International, Inc. (a)	12,160	28,454
Liberty Tax, Inc. (a)	11,299	382,923
LifeLock, Inc. (a)(d)	239,859	3,554,710
Lincoln Educational Services Corp.	64,172	164,922
Matthews International Corp. Class A (d)	103,908	4,795,354
National American University Holdings, Inc.	23,237	72,964
Regis Corp. (d)	155,503	2,349,650
Service Corp. International	716,718	15,889,638
Sotheby's Class A (Ltd. vtg.)	242,950	9,914,790
Steiner Leisure Ltd. (a)	48,129	2,046,445
Strayer Education, Inc. (a)(d)	37,506	2,277,364
Universal Technical Institute, Inc.	65,787	734,841
Weight Watchers International, Inc. (a)(d)	88,957	2,196,348
		88,740,232
Hotels, Restaurants & Leisure - 3.2%
Ambassadors Group, Inc. (a)	48,627	197,426
ARAMARK Holdings Corp.	231,150	5,986,785
Ark Restaurants Corp.	8,457	187,153
Bally Technologies, Inc. (a)	133,922	10,618,675
Belmond Ltd. Class A (a)(d)	314,268	4,016,345
Biglari Holdings, Inc. (d)	5,497	1,975,347
Biglari Holdings, Inc. rights 9/12/14 (a)(d)	5,497	121,264
BJ's Restaurants, Inc. (a)(d)	87,061	3,244,763
Bloomin' Brands, Inc. (a)	255,983	4,259,557
Bob Evans Farms, Inc.	93,507	4,060,074
Boyd Gaming Corp. (a)(d)	254,155	2,706,751
Bravo Brio Restaurant Group, Inc. (a)(d)	63,389	915,337
Brinker International, Inc.	227,627	11,130,960
Buffalo Wild Wings, Inc. (a)(d)	63,845	9,433,099
Burger King Worldwide, Inc. (d)	224,000	7,176,960
Caesars Entertainment Corp. (a)(d)	137,776	1,851,709
Carrols Restaurant Group, Inc. (a)(d)	103,693	755,922
Century Casinos, Inc. (a)	65,094	337,187
Choice Hotels International, Inc. (d)	131,901	7,143,758
Churchill Downs, Inc.	48,125	4,531,931
Chuy's Holdings, Inc. (a)(d)	60,855	1,600,487
ClubCorp Holdings, Inc.	81,521	1,513,030
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Cosi, Inc. (a)(d)	22,932	$ 36,921
Cracker Barrel Old Country Store, Inc. (d)	83,238	8,357,928
Del Frisco's Restaurant Group, Inc. (a)(d)	86,188	1,907,340
Denny's Corp. (a)	321,735	2,197,450
Diamond Resorts International, Inc. (a)	63,881	1,598,303
DineEquity, Inc.	62,021	5,160,147
Diversified Restaurant Holdings, Inc. (a)	33,035	158,238
Domino's Pizza, Inc.	187,523	14,148,610
Dover Downs Gaming & Entertainment, Inc. (a)	28,631	30,635
Dover Motorsports, Inc.	22,686	60,118
Dunkin' Brands Group, Inc. (d)	361,407	15,735,661
Einstein Noah Restaurant Group, Inc.	32,777	466,417
Empire Resorts, Inc. (a)(d)	46,820	208,817
Entertainment Gaming Asia, Inc.	41,906	22,210
Extended Stay America, Inc. unit	186,753	4,455,927
Famous Dave's of America, Inc. (a)(d)	17,917	485,730
Fiesta Restaurant Group, Inc. (a)(d)	84,385	4,142,460
Frisch's Restaurants, Inc.	8,068	205,250
Full House Resorts, Inc. (a)	24,413	26,122
Gaming Partners International Corp. (a)	1,584	13,052
Hilton Worldwide Holdings, Inc.	1,052,880	26,658,922
Hyatt Hotels Corp. Class A (a)	197,385	12,058,250
Ignite Restaurant Group, Inc. (a)(d)	17,224	127,113
International Game Technology	838,326	14,134,176
International Speedway Corp. Class A (d)	100,063	3,351,110
Interval Leisure Group, Inc.	143,029	3,092,287
Intrawest Resorts Holdings, Inc.	53,255	612,965
Isle of Capri Casinos, Inc. (a)	74,961	619,927
Jack in the Box, Inc.	141,594	8,417,763
Jamba, Inc. (a)(d)	49,896	728,981
Kona Grill, Inc. (a)	21,254	370,457
Krispy Kreme Doughnuts, Inc. (a)(d)	233,019	3,963,653
La Quinta Holdings, Inc. (d)	119,913	2,368,282
Lakes Entertainment, Inc. (a)	66,847	304,154
Las Vegas Sands Corp.	1,294,345	86,086,886
Life Time Fitness, Inc. (a)(d)	132,536	6,109,910
Luby's, Inc. (a)	44,918	246,600
Marcus Corp.	66,704	1,214,680
Marriott Vacations Worldwide Corp. (a)	107,619	6,413,016
MGM Mirage, Inc. (a)(d)	1,142,060	27,946,208
Monarch Casino & Resort, Inc. (a)	28,201	358,717
Morgans Hotel Group Co. (a)	89,969	680,166
MTR Gaming Group, Inc. (a)	52,052	234,755
Multimedia Games Holding Co., Inc. (a)	107,202	2,981,288
Nathan's Famous, Inc. (a)	8,467	469,834
Noodles & Co. (a)(d)	37,994	743,543
Norwegian Cruise Line Holdings Ltd. (a)(d)	315,833	10,520,397
Panera Bread Co. Class A (a)(d)	90,237	13,530,136

	Shares	Value
Papa John's International, Inc. (d)	110,932	$ 4,392,907
Papa Murphy's Holdings, Inc. (d)	7,847	68,897
Penn National Gaming, Inc. (a)	234,807	2,650,971
Pinnacle Entertainment, Inc. (a)(d)	200,314	5,005,847
Pizza Inn Holdings, Inc. (a)(d)	13,090	104,982
Popeyes Louisiana Kitchen, Inc. (a)	85,411	3,424,981
Potbelly Corp. (d)	31,455	380,606
Premier Exhibitions, Inc. (a)	89,421	65,277
RCI Hospitality Holdings, Inc. (a)(d)	25,778	307,532
Red Lion Hotels Corp. (a)	45,825	265,785
Red Robin Gourmet Burgers, Inc. (a)(d)	45,201	2,400,173
Royal Caribbean Cruises Ltd.	564,036	35,962,935
Ruby Tuesday, Inc. (a)(d)	207,290	1,278,979
Ruth's Hospitality Group, Inc.	129,505	1,443,981
Scientific Games Corp. Class A (a)(d)	172,823	1,754,153
SeaWorld Entertainment, Inc.	232,739	4,838,644
Six Flags Entertainment Corp.	328,998	12,001,847
Sonic Corp. (d)	187,706	3,962,474
Speedway Motorsports, Inc.	37,455	696,663
Texas Roadhouse, Inc. Class A	206,875	5,500,806
The Cheesecake Factory, Inc. (d)	156,881	7,051,801
Town Sports International Holdings, Inc.	75,993	424,801
Vail Resorts, Inc.	128,165	10,187,836
Wendy's Co.	918,539	7,486,093
Zoe's Kitchen, Inc. (d)	45,896	1,338,786
		490,523,789
Household Durables - 1.0%
Bassett Furniture Industries, Inc.	35,197	533,587
Beazer Homes U.S.A., Inc. (a)(d)	89,545	1,687,923
Blyth, Inc. (d)	30,867	204,340
Cavco Industries, Inc. (a)(d)	24,499	1,749,964
Cobra Electronics Corp. (a)	2,458	10,520
Comstock Holding Companies, Inc. Class A (a)(d)	37,485	44,232
CSS Industries, Inc.	27,206	687,768
Dixie Group, Inc. (a)(d)	45,824	442,202
Emerson Radio Corp. (a)	24,397	53,185
Ethan Allen Interiors, Inc. (d)	98,548	2,486,366
Flexsteel Industries, Inc.	18,647	653,391
Helen of Troy Ltd. (a)(d)	92,219	5,368,990
Hooker Furniture Corp.	32,841	490,645
Hovnanian Enterprises, Inc. Class A (a)(d)	440,144	1,848,605
Installed Building Products, Inc. (a)	47,573	636,051
iRobot Corp. (a)(d)	102,398	3,320,767
Jarden Corp. (a)	400,554	23,949,124
KB Home (d)	300,713	5,337,656
Koss Corp.	1,389	3,195
La-Z-Boy, Inc.	186,390	3,977,563
LGI Homes, Inc. (d)	38,417	734,533
Libbey, Inc. (a)(d)	79,425	2,192,130
Lifetime Brands, Inc.	32,451	558,157
M.D.C. Holdings, Inc. (d)	131,539	3,815,946
M/I Homes, Inc. (a)(d)	86,608	1,971,198
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Meritage Homes Corp. (a)(d)	131,106	$ 5,410,745
NACCO Industries, Inc. Class A	20,539	1,068,028
New Home Co. LLC (a)(d)	27,236	387,024
Nova LifeStyle, Inc. (a)(d)	28,221	123,044
NVR, Inc. (a)(d)	14,188	16,645,220
Ryland Group, Inc. (d)	153,341	5,688,951
Skullcandy, Inc. (a)	64,637	535,841
Skyline Corp. (a)	14,802	53,731
Standard Pacific Corp. (a)(d)	535,919	4,485,642
Stanley Furniture Co., Inc. (a)(d)	37,789	102,786
Taylor Morrison Home Corp. (a)(d)	101,009	2,004,019
Tempur Sealy International, Inc. (a)	207,741	12,157,003
Toll Brothers, Inc. (a)(d)	534,662	19,028,621
TRI Pointe Homes, Inc. (a)	505,425	7,480,290
Tupperware Brands Corp.	171,894	12,592,954
Turtle Beach Corp. (a)(d)	35,595	253,792
UCP, Inc. (a)	26,900	342,975
Universal Electronics, Inc. (a)	54,073	2,956,171
WCI Communities, Inc. (a)(d)	28,446	567,498
Wells-Gardner Electronics Corp. (a)	4,238	5,298
William Lyon Homes, Inc. (a)	65,299	1,667,083
Zagg, Inc. (a)	72,915	430,199
		156,744,953
Internet & Catalog Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	119,868	617,320
Blue Nile, Inc. (a)(d)	48,330	1,372,572
CafePress, Inc. (a)	18,875	72,291
Coupons.com, Inc. (a)(d)	34,710	530,369
dELiA*s, Inc. (a)(d)	191,576	90,060
FTD Companies, Inc. (a)(d)	66,872	2,214,801
Gaiam, Inc. Class A (a)(d)	44,181	327,823
Geeknet, Inc. (a)	16,239	178,954
Groupon, Inc. Class A (a)(d)	1,306,677	8,885,404
HomeAway, Inc. (a)(d)	218,004	7,237,733
HSN, Inc.	123,141	7,461,113
Lands' End, Inc. (a)(d)	44,384	1,530,360
Liberty Interactive Corp.:
(Venture Group) Series A (a)	258,966	9,864,015
Series A (a)	1,637,091	48,326,926
Liberty TripAdvisor Holdings, Inc. (a)	258,966	9,263,214
NutriSystem, Inc. (d)	114,343	1,866,078
Orbitz Worldwide, Inc. (a)	240,438	1,971,592
Overstock.com, Inc. (a)(d)	48,655	859,734
PetMed Express, Inc. (d)	75,157	1,058,211
RetailMeNot, Inc. (a)(d)	31,905	595,028
Shutterfly, Inc. (a)	129,741	6,618,088
U.S. Auto Parts Network, Inc. (a)	51,915	158,341
ValueVision Media, Inc. Class A (a)	136,770	641,451
zulily, Inc. Class A (d)	39,463	1,294,386
		113,035,864

	Shares	Value
Leisure Products - 0.4%
Arctic Cat, Inc.	47,692	$ 1,765,558
Black Diamond, Inc. (a)(d)	70,114	594,567
Brunswick Corp.	312,990	13,458,570
Callaway Golf Co. (d)	268,658	2,044,487
Escalade, Inc.	27,401	396,218
JAKKS Pacific, Inc. (a)(d)	75,785	513,822
Johnson Outdoors, Inc. Class A	22,481	595,522
Leapfrog Enterprises, Inc. Class A (a)(d)	208,450	1,350,756
Malibu Boats, Inc. Class A (a)(d)	44,598	928,084
Marine Products Corp.	22,297	180,160
Nautilus, Inc. (a)	95,784	1,132,167
Polaris Industries, Inc.	223,196	32,448,234
Smith & Wesson Holding Corp. (a)(d)	164,165	1,817,307
Sturm, Ruger & Co., Inc. (d)	66,363	3,345,359
Summer Infant, Inc. (a)	37,416	159,018
		60,729,829
Media - 3.1%
A.H. Belo Corp. Class A	70,842	816,100
AMC Entertainment Hld, Inc. Class A	68,798	1,628,449
AMC Networks, Inc. Class A (a)(d)	202,319	12,660,111
Ballantyne of Omaha, Inc. (a)	47,765	219,719
Beasley Broadcast Group, Inc. Class A	5,286	31,980
Carmike Cinemas, Inc. (a)	82,780	2,803,759
CBS Outdoor Americas, Inc.	412,900	14,191,373
Central European Media Enterprises Ltd. Class A (a)(d)	252,596	626,438
Charter Communications, Inc. Class A (a)	239,750	37,609,583
Cinedigm Corp. (a)(d)	237,315	443,779
Cinemark Holdings, Inc.	361,871	12,770,428
Clear Channel Outdoor Holding, Inc. Class A	134,797	935,491
Crown Media Holdings, Inc. Class A (a)(d)	111,752	385,544
Cumulus Media, Inc. Class A (a)(d)	365,872	1,679,352
DISH Network Corp. Class A (a)	724,961	46,984,722
DreamWorks Animation SKG, Inc. Class A (a)(d)	247,054	5,394,424
E.W. Scripps Co. Class A (a)(d)	110,895	2,102,569
Emmis Communications Corp. Class A (a)(d)	99,045	253,555
Entercom Communications Corp. Class A (a)(d)	55,913	510,486
Entravision Communication Corp. Class A	226,807	1,038,776
Gray Television, Inc. (a)(d)	162,058	1,609,236
Harte-Hanks, Inc.	168,026	1,177,862
Hemisphere Media Group, Inc. (a)(d)	25,611	294,270
Insignia Systems, Inc. (a)	22,896	72,122
John Wiley & Sons, Inc. Class A	163,947	9,828,623
Journal Communications, Inc. Class A (a)	139,138	1,380,249
Lamar Advertising Co. Class A	218,831	11,484,251
Lee Enterprises, Inc. (a)(d)	177,698	721,454
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Global PLC:
Class A (a)(d)	750,334	$ 32,767,086
Class C	1,848,950	77,526,474
Liberty Media Corp. Class A (a)	347,405	17,102,748
Liberty Media Corp. Class C (a)	694,810	33,677,441
Live Nation Entertainment, Inc. (a)	501,239	11,007,208
Loral Space & Communications Ltd. (a)	49,449	3,704,719
Martha Stewart Living Omnimedia, Inc. Class A (a)	86,467	372,673
Media General, Inc. Class A (a)(d)	78,737	1,213,337
Meredith Corp.	132,432	6,168,683
Morningstar, Inc.	76,494	5,253,608
National CineMedia, Inc.	220,190	3,214,774
New Media Investment Group, Inc. (d)	91,993	1,607,118
Nexstar Broadcasting Group, Inc. Class A	103,717	4,733,644
NTN Communications, Inc. (a)	49,847	23,179
Radio One, Inc. Class D (non-vtg.) (a)(d)	99,600	299,796
ReachLocal, Inc. (a)(d)	35,865	188,650
Reading International, Inc. Class A (a)	42,618	368,220
Regal Entertainment Group Class A	283,162	5,960,560
Rentrak Corp. (a)(d)	36,764	1,877,170
RLJ Entertainment, Inc. (a)	42,349	137,211
Saga Communications, Inc. Class A	16,931	643,886
Salem Communications Corp. Class A	28,498	236,248
Scholastic Corp.	93,383	3,272,140
SFX Entertainment, Inc. (d)	74,713	528,221
Sinclair Broadcast Group, Inc. Class A	253,255	7,357,058
Sirius XM Holdings, Inc. (a)(d)	9,997,559	36,291,139
Sizmek, Inc. (a)	83,242	732,530
Spanish Broadcasting System, Inc. Class A (a)	17,489	84,647
SPAR Group, Inc. (a)	4,346	6,171
Starz Series A (a)(d)	323,392	10,118,936
The Madison Square Garden Co. Class A (a)	210,240	14,056,646
The McClatchy Co. Class A (a)(d)	208,390	939,839
The New York Times Co. Class A (d)	434,888	5,383,913
Time, Inc. (a)	345,878	8,121,215
Value Line, Inc.	1,396	22,238
World Wrestling Entertainment, Inc. Class A (d)	105,315	1,531,280
		466,185,111
Multiline Retail - 0.3%
Big Lots, Inc.	199,851	9,263,094
Burlington Stores, Inc. (d)	99,352	3,543,886
Dillard's, Inc. Class A (d)	81,656	9,334,914
Fred's, Inc. Class A (d)	123,849	1,762,371
Gordmans Stores, Inc. (d)	23,635	83,668
J.C. Penney Co., Inc. (a)(d)	1,038,266	11,213,273
Sears Holdings Corp. (a)(d)	150,707	5,244,604

	Shares	Value
The Bon-Ton Stores, Inc. (d)	46,249	$ 488,389
Tuesday Morning Corp. (a)(d)	139,353	2,449,826
		43,384,025
Specialty Retail - 2.9%
Aarons, Inc. Class A	249,123	6,382,531
Abercrombie & Fitch Co. Class A	237,124	9,911,783
Advance Auto Parts, Inc.	250,656	34,194,492
Aeropostale, Inc. (a)(d)	259,054	1,085,436
America's Car Mart, Inc. (a)(d)	28,636	1,213,021
American Eagle Outfitters, Inc. (d)	575,858	8,108,081
ANN, Inc. (a)	160,991	6,671,467
Appliance Recycling Centers of America, Inc. (a)	2,967	9,227
Asbury Automotive Group, Inc. (a)(d)	106,556	7,424,822
Ascena Retail Group, Inc. (a)	443,246	7,708,048
Barnes & Noble, Inc. (a)(d)	129,563	3,091,373
bebe stores, Inc. (d)	123,042	406,039
Big 5 Sporting Goods Corp.	67,233	685,777
Books-A-Million, Inc. (a)	28,953	58,196
Brown Shoe Co., Inc.	144,261	4,304,748
Build-A-Bear Workshop, Inc. (a)	42,241	550,823
Cabela's, Inc. Class A (a)(d)	158,533	9,673,684
Cache, Inc. (a)(d)	37,741	35,288
Chico's FAS, Inc.	544,649	8,605,454
Christopher & Banks Corp. (a)	129,017	1,234,693
Citi Trends, Inc. (a)	51,244	1,191,935
Conn's, Inc. (a)(d)	84,164	3,773,072
CST Brands, Inc.	269,002	9,372,030
Destination Maternity Corp.	42,518	821,873
Destination XL Group, Inc. (a)(d)	150,273	751,365
Dick's Sporting Goods, Inc.	346,668	15,624,327
Dover Saddlery, Inc. (a)	1,537	7,470
DSW, Inc. Class A	246,077	7,613,622
Express, Inc. (a)	281,732	4,885,233
Finish Line, Inc. Class A	175,646	5,204,391
Five Below, Inc. (a)(d)	161,592	6,554,172
Foot Locker, Inc.	508,970	28,558,307
Francesca's Holdings Corp. (a)(d)	141,202	1,976,828
Genesco, Inc. (a)(d)	85,030	6,742,879
GNC Holdings, Inc.	327,399	12,424,792
Group 1 Automotive, Inc.	76,502	6,132,400
Guess?, Inc. (d)	204,424	4,791,699
Haverty Furniture Companies, Inc.	67,771	1,577,031
hhgregg, Inc. (a)(d)	51,212	366,166
Hibbett Sports, Inc. (a)(d)	89,175	4,051,220
Kirkland's, Inc. (a)	53,316	950,624
Lithia Motors, Inc. Class A (sub. vtg.)	78,414	6,854,952
Lumber Liquidators Holdings, Inc. (a)(d)	93,069	5,325,408
MarineMax, Inc. (a)(d)	91,255	1,575,061
Mattress Firm Holding Corp. (a)(d)	54,318	3,111,878
Monro Muffler Brake, Inc. (d)	102,892	5,324,661
Murphy U.S.A., Inc. (a)(d)	154,314	8,405,484
New York & Co., Inc. (a)	101,159	343,941
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Office Depot, Inc. (a)(d)	1,667,956	$ 8,539,935
Outerwall, Inc. (a)(d)	69,070	4,070,295
Pacific Sunwear of California, Inc. (a)	152,515	317,231
Penske Automotive Group, Inc.	149,572	7,174,969
Perfumania Holdings, Inc. (a)(d)	10,679	69,414
Pier 1 Imports, Inc. (d)	346,476	5,460,462
RadioShack Corp. (a)(d)	360,003	576,005
Rent-A-Center, Inc. (d)	184,904	5,151,425
Restoration Hardware Holdings, Inc. (a)(d)	92,173	7,730,550
Sally Beauty Holdings, Inc. (a)	475,654	13,261,234
Sears Hometown & Outlet Stores, Inc. (a)(d)	48,309	926,567
Select Comfort Corp. (a)(d)	199,194	4,455,970
Shoe Carnival, Inc.	52,398	1,128,129
Signet Jewelers Ltd.	276,774	32,623,351
Sonic Automotive, Inc. Class A (sub. vtg.)	125,757	3,106,198
Sportsman's Warehouse Holdings, Inc. (d)	30,460	183,065
Stage Stores, Inc.	107,717	1,881,816
Stein Mart, Inc.	98,915	1,231,492
Systemax, Inc. (a)	32,691	476,635
Tandy Leather Factory, Inc.	3,074	28,404
The Buckle, Inc. (d)	98,501	4,844,279
The Cato Corp. Class A (sub. vtg.) (d)	93,688	3,248,163
The Children's Place Retail Stores, Inc. (d)	76,274	4,100,490
The Container Store Group, Inc. (d)	43,525	920,119
The Men's Wearhouse, Inc.	159,656	8,626,214
The Pep Boys - Manny, Moe & Jack (a)(d)	186,870	2,077,994
Tile Shop Holdings, Inc. (a)(d)	81,131	937,063
Tilly's, Inc. (a)(d)	34,668	282,544
Trans World Entertainment Corp.	29,120	96,678
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	222,067	21,609,340
Vitamin Shoppe, Inc. (a)(d)	106,125	4,159,039
West Marine, Inc. (a)	43,561	477,864
Wet Seal, Inc. Class A (a)(d)	314,133	320,416
Williams-Sonoma, Inc. (d)	303,217	19,942,582
Winmark Corp.	7,287	526,121
Zumiez, Inc. (a)(d)	76,306	2,468,499
		438,698,356
Textiles, Apparel & Luxury Goods - 1.0%
American Apparel, Inc. (a)(d)	471,454	445,524
Carter's, Inc.	183,967	15,228,788
Charles & Colvard Ltd. (a)(d)	45,090	95,591
Cherokee, Inc.	28,809	513,088
Columbia Sportswear Co.	45,436	3,460,406
Crocs, Inc. (a)	301,863	4,663,783
Crown Crafts, Inc.	2,227	17,616
Culp, Inc.	24,215	442,892

	Shares	Value
Deckers Outdoor Corp. (a)	119,905	$ 11,060,037
Delta Apparel, Inc. (a)	17,128	161,860
DGSE Companies, Inc. (a)(d)	6,929	10,047
Forward Industries, Inc. (NY Shares) (a)(d)	18,823	24,093
G-III Apparel Group Ltd. (a)(d)	57,234	4,724,094
Hanesbrands, Inc.	341,491	35,064,296
Iconix Brand Group, Inc. (a)(d)	168,100	6,998,003
Joe's Jeans, Inc. (a)(d)	173,010	181,661
Kate Spade & Co. (a)(d)	428,313	13,851,642
Lakeland Industries, Inc. (a)	25,549	156,615
lululemon athletica, Inc. (a)(d)	369,438	14,751,659
Movado Group, Inc.	64,810	2,406,395
Oxford Industries, Inc.	53,060	3,254,170
Perry Ellis International, Inc. (a)(d)	47,883	961,012
Quiksilver, Inc. (a)(d)	451,488	1,313,830
R.G. Barry Corp.	22,932	435,020
Rocky Brands, Inc.	24,170	359,650
Sequential Brands Group, Inc. (a)(d)	46,187	616,596
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	137,965	8,053,017
Steven Madden Ltd. (a)	204,549	6,952,621
Superior Uniform Group, Inc.	8,889	193,336
Tumi Holdings, Inc. (a)(d)	172,727	3,882,903
Unifi, Inc. (a)(d)	51,404	1,465,528
Vera Bradley, Inc. (a)(d)	83,488	1,713,174
Vince Holding Corp. (d)	45,549	1,653,429
Wolverine World Wide, Inc. (d)	344,817	9,158,340
		154,270,716
TOTAL CONSUMER DISCRETIONARY		2,345,121,503
CONSUMER STAPLES - 2.8%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(d)	30,146	6,661,663
Castle Brands, Inc. (a)(d)	143,496	152,106
Coca-Cola Bottling Co. Consolidated	16,170	1,202,401
Craft Brew Alliance, Inc. (a)(d)	25,288	333,802
Crystal Rock Holdings, Inc. (a)	4,384	3,683
MGP Ingredients, Inc.	29,084	346,681
National Beverage Corp. (a)	48,005	879,932
Primo Water Corp. (a)	63,483	290,117
REED'S, Inc. (a)	17,856	106,779
		9,977,164
Food & Staples Retailing - 0.5%
Andersons, Inc.	90,564	6,228,086
Casey's General Stores, Inc.	119,982	8,601,510
Chefs' Warehouse Holdings (a)(d)	70,559	1,332,860
Fairway Group Holdings Corp. (a)(d)	42,643	191,467
Fresh Market, Inc. (a)(d)	141,001	4,702,383
Ingles Markets, Inc. Class A	40,864	1,031,407
Liberator Medical Holdings, Inc. (d)	136,818	403,613
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	32,577	$ 601,046
Pantry, Inc. (a)	91,715	1,941,607
PriceSmart, Inc.	61,452	5,507,328
Rite Aid Corp. (a)	3,077,556	19,142,398
Roundy's, Inc. (d)	124,193	464,482
SpartanNash Co.	132,984	2,857,826
Sprouts Farmers Market LLC (d)	366,930	11,352,814
SUPERVALU, Inc. (a)(d)	672,397	6,421,391
United Natural Foods, Inc. (a)(d)	171,372	11,017,506
Village Super Market, Inc. Class A	15,258	349,866
Weis Markets, Inc.	43,260	1,858,017
		84,005,607
Food Products - 1.4%
Alico, Inc.	8,218	320,831
Annie's, Inc. (a)(d)	60,400	1,926,156
B&G Foods, Inc. Class A (d)	188,544	5,694,029
Boulder Brands, Inc. (a)(d)	196,281	2,641,942
Bunge Ltd.	504,029	42,666,055
Cal-Maine Foods, Inc.	55,257	4,371,381
Calavo Growers, Inc.	46,992	1,830,338
Chiquita Brands International, Inc. (a)(d)	172,878	2,403,004
Coffee Holding Co., Inc. (a)(d)	9,926	68,291
Darling International, Inc. (a)	554,618	10,693,035
Dean Foods Co. (d)	326,451	5,281,977
Diamond Foods, Inc. (a)(d)	76,637	2,112,882
Farmer Brothers Co. (a)	17,793	415,822
Flowers Foods, Inc.	619,092	12,121,821
Fresh Del Monte Produce, Inc. (d)	130,882	4,180,371
Golden Enterprises Ltd.	2,595	11,937
Ingredion, Inc. (d)	256,977	20,496,486
Inventure Foods, Inc. (a)	45,831	555,472
J&J Snack Foods Corp.	52,992	5,018,872
John B. Sanfilippo & Son, Inc.	24,690	759,464
Lancaster Colony Corp.	70,760	6,255,892
Lifeway Foods, Inc. (a)(d)	17,769	245,923
Limoneira Co. (d)	37,599	911,024
Omega Protein Corp. (a)	65,292	983,950
Pilgrims Pride Corp. (a)(d)	207,609	6,201,281
Pinnacle Foods, Inc.	187,064	6,053,391
Post Holdings, Inc. (a)(d)	149,368	5,522,135
Rocky Mountain Chocolate Factory, Inc.	3,001	38,683
S&W Seed Co. (a)(d)	19,822	111,994
Sanderson Farms, Inc. (d)	72,669	6,781,471
Seaboard Corp. (a)(d)	669	1,939,598
Seneca Foods Corp. Class A (a)	22,104	666,878
Snyders-Lance, Inc. (d)	179,002	4,879,595
The Hain Celestial Group, Inc. (a)(d)	170,692	16,789,265
Tootsie Roll Industries, Inc. (d)	87,006	2,457,920

	Shares	Value
TreeHouse Foods, Inc. (a)(d)	141,428	$ 11,670,639
WhiteWave Foods Co. (a)	600,949	21,045,234
		216,125,039
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	136,630	1,231,036
Church & Dwight Co., Inc.	457,143	31,195,438
Energizer Holdings, Inc.	215,504	26,188,046
Harbinger Group, Inc. (a)	138,238	1,790,182
Ocean Bio-Chem, Inc.	20,307	62,139
Oil-Dri Corp. of America	15,023	449,789
Orchids Paper Products Co.	28,220	785,080
Spectrum Brands Holdings, Inc.	75,052	6,499,503
WD-40 Co. (d)	50,695	3,482,747
		71,683,960
Personal Products - 0.2%
CCA Industries, Inc.	3,083	9,526
Coty, Inc. Class A (d)	202,981	3,489,243
Cyanotech Corp. (a)	3,808	18,240
Elizabeth Arden, Inc. (a)(d)	90,496	1,547,482
Herbalife Ltd. (d)	273,950	13,965,971
IGI Laboratories, Inc. (a)(d)	84,305	580,861
Inter Parfums, Inc.	62,362	1,899,547
LifeVantage Corp. (a)(d)	379,647	482,152
Mannatech, Inc. (a)	3,529	46,830
MediFast, Inc. (a)(d)	48,925	1,643,880
Natural Alternatives International, Inc. (a)	20,104	107,355
Nature's Sunshine Products, Inc.	30,878	507,943
Nu Skin Enterprises, Inc. Class A	205,841	9,205,210
Nutraceutical International Corp. (a)(d)	27,721	671,957
Reliv International, Inc.	10,690	12,721
Revlon, Inc. (a)(d)	46,040	1,563,979
Rock Creek Pharmaceuticals, Inc. (a)(d)	503,999	171,511
Synutra International, Inc. (a)(d)	31,516	178,696
The Female Health Co. (d)	62,402	240,872
United-Guardian, Inc.	5,269	131,778
USANA Health Sciences, Inc. (a)(d)	23,842	1,741,181
		38,216,935
Tobacco - 0.1%
22nd Century Group, Inc. (a)(d)	66,051	201,456
Alliance One International, Inc. (a)	300,348	666,773
Universal Corp. (d)	85,449	4,508,289
Vector Group Ltd. (d)	215,169	5,140,387
		10,516,905
TOTAL CONSUMER STAPLES		430,525,610
ENERGY - 6.7%
Energy Equipment & Services - 2.4%
Atwood Oceanics, Inc. (a)	197,793	9,772,952
Basic Energy Services, Inc. (a)(d)	109,055	2,640,222
Bolt Technology Corp.	27,943	469,442
Bristow Group, Inc.	126,302	9,217,520
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
C&J Energy Services, Inc. (a)(d)	156,985	$ 4,503,900
Cal Dive International, Inc. (a)(d)	284,336	225,336
Carbo Ceramics, Inc. (d)	68,426	7,361,953
Core Laboratories NV (d)	156,054	24,654,971
Dawson Geophysical Co.	26,710	604,180
Dresser-Rand Group, Inc. (a)	259,930	18,013,149
Dril-Quip, Inc. (a)	140,583	14,264,957
ENGlobal Corp. (a)	44,577	125,707
Enservco Corp. (a)(d)	29,557	90,444
Era Group, Inc. (a)	68,501	1,754,311
Exterran Holdings, Inc. (d)	199,173	9,287,437
Forbes Energy Services Ltd. (a)(d)	24,064	119,357
Forum Energy Technologies, Inc. (a)	221,033	7,526,174
Frank's International NV	110,623	2,229,053
Geospace Technologies Corp. (a)(d)	44,356	1,823,919
GreenHunter Energy, Inc. (a)(d)	33,031	66,392
Gulf Island Fabrication, Inc.	43,462	915,744
Gulfmark Offshore, Inc. Class A (d)	86,906	3,494,490
Helix Energy Solutions Group, Inc. (a)(d)	334,224	9,131,000
Hercules Offshore, Inc. (a)(d)	544,655	1,835,487
Hornbeck Offshore Services, Inc. (a)(d)	114,180	4,985,099
ION Geophysical Corp. (a)(d)	451,417	1,557,389
Key Energy Services, Inc. (a)(d)	445,865	2,808,950
Matrix Service Co. (a)	89,548	2,526,149
McDermott International, Inc. (a)(d)	814,761	5,866,279
Mitcham Industries, Inc. (a)	40,926	538,586
Natural Gas Services Group, Inc. (a)	42,549	1,262,854
Newpark Resources, Inc. (a)(d)	318,031	3,921,322
Nuverra Environmental Solutions, Inc. (a)(d)	55,706	752,031
Oceaneering International, Inc.	372,693	25,924,525
Oil States International, Inc. (a)(d)	181,234	11,698,655
Paragon Offshore PLC (a)(d)	250,000	2,330,000
Parker Drilling Co. (a)	419,447	2,634,127
Patterson-UTI Energy, Inc.	495,314	17,108,146
PHI, Inc. (non-vtg.) (a)	41,451	1,772,445
Pioneer Energy Services Corp. (a)	219,417	3,374,633
Profire Energy, Inc. (a)(d)	42,853	203,123
RigNet, Inc. (a)	40,802	1,904,229
Rowan Companies PLC	430,000	13,037,600
RPC, Inc.	207,837	4,732,448
SAExploration Holdings, Inc. (a)	4,850	43,844
SEACOR Holdings, Inc. (a)(d)	65,838	5,372,381
Seventy Seven Energy, Inc. (a)(d)	126,000	2,957,220
Superior Energy Services, Inc.	546,031	19,569,751
Synthesis Energy Systems, Inc. (a)(d)	189,821	229,683
Tesco Corp.	123,272	2,615,832
TETRA Technologies, Inc. (a)(d)	280,815	3,313,617
TGC Industries, Inc. (a)	49,094	196,376
Tidewater, Inc.	175,026	8,903,573
Unit Corp. (a)	151,712	9,984,167

	Shares	Value
Vantage Drilling Co. (a)(d)	693,926	$ 1,235,188
Weatherford International Ltd. (a)(d)	2,654,022	62,873,781
Willbros Group, Inc. (a)	147,556	1,614,263
		357,976,363
Oil, Gas & Consumable Fuels - 4.3%
Abraxas Petroleum Corp. (a)	313,135	1,850,628
Adams Resources & Energy, Inc.	9,909	649,931
Alon U.S.A. Energy, Inc.	96,661	1,607,472
Alpha Natural Resources, Inc. (a)(d)	760,718	3,004,836
American Eagle Energy Corp. (a)(d)	88,891	465,789
Amyris, Inc. (a)(d)	109,799	463,352
Antero Resources Corp. (d)	125,763	7,275,390
APCO Oil and Gas International, Inc. (a)	54,884	780,999
Approach Resources, Inc. (a)(d)	124,387	2,224,040
Arch Coal, Inc. (d)	713,323	2,175,635
Ardmore Shipping Corp. (d)	59,366	777,101
Athlon Energy, Inc.	220,824	10,277,149
Barnwell Industries, Inc. (a)	11,298	32,764
Bill Barrett Corp. (a)(d)	173,053	3,940,417
BioFuel Energy Corp. (a)(d)	12,280	154,851
Bonanza Creek Energy, Inc. (a)(d)	97,380	5,980,106
BPZ Energy, Inc. (a)(d)	372,244	911,998
Callon Petroleum Co. (a)(d)	147,830	1,586,216
Carrizo Oil & Gas, Inc. (a)(d)	140,493	8,811,721
Ceres, Inc. (a)(d)	30,062	15,933
Cheniere Energy, Inc. (a)	758,113	60,846,149
Clayton Williams Energy, Inc. (a)(d)	21,381	2,532,366
Clean Energy Fuels Corp. (a)(d)	236,563	2,358,533
Cloud Peak Energy, Inc. (a)	205,532	3,228,908
Cobalt International Energy, Inc. (a)	1,027,106	15,766,077
Comstock Resources, Inc.	152,811	3,725,532
Concho Resources, Inc. (a)(d)	386,341	54,875,876
Contango Oil & Gas Co. (a)	54,222	2,148,276
Continental Resources, Inc. (a)(d)	147,091	23,724,307
CVR Energy, Inc. (d)	58,315	2,894,173
Delek U.S. Holdings, Inc.	185,089	6,474,413
DHT Holdings, Inc. (d)	215,272	1,506,904
Diamondback Energy, Inc. (a)(d)	192,371	16,611,236
Earthstone Energy, Inc. (a)	4,213	150,615
Emerald Oil, Inc. (a)(d)	203,832	1,742,764
Endeavour International Corp. (a)(d)	148,049	132,208
Energen Corp.	246,693	19,853,853
Energy Transfer Partners LP	44,145	2,536,130
Energy XXI (Bermuda) Ltd.	316,283	5,218,670
EP Energy Corp. (d)	121,430	2,347,242
Escalera Resources Co. (a)(d)	27,291	56,219
Evolution Petroleum Corp. (d)	81,716	819,611
EXCO Resources, Inc. (d)	572,041	2,762,958
FieldPoint Petroleum Corp. (a)	9,981	42,419
Forest Oil Corp. (a)(d)	391,009	637,345
FX Energy, Inc. (a)(d)	184,501	630,993
Gastar Exploration, Inc. (a)	201,928	1,587,154
Gevo, Inc. (a)(d)	159,386	82,052
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Goodrich Petroleum Corp. (a)(d)	118,604	$ 2,621,148
Green Plains, Inc. (d)	107,334	4,796,756
Gulfport Energy Corp. (a)	294,402	17,222,517
Halcon Resources Corp. (a)(d)	875,442	4,814,931
Hallador Energy Co.	51,677	695,056
Harvest Natural Resources, Inc. (a)(d)	143,319	709,429
HollyFrontier Corp.	685,302	34,285,659
Houston American Energy Corp. (a)(d)	98,796	23,711
Hyperdynamics Corp. (a)(d)	66,951	182,107
Isramco, Inc. (a)(d)	2,521	317,621
Jones Energy, Inc. (a)	42,997	826,402
KiOR, Inc. Class A (a)(d)	74,649	7,734
Kodiak Oil & Gas Corp. (a)	906,228	14,744,330
Kosmos Energy Ltd. (a)	384,441	3,852,099
Laredo Petroleum Holdings, Inc. (a)(d)	206,719	4,886,837
Lilis Energy, Inc. (a)	5,111	7,769
Lucas Energy, Inc. (a)(d)	25,312	14,828
Magellan Petroleum Corp. (a)(d)	143,414	295,433
Magnum Hunter Resources Corp. (a)(d)	590,713	4,081,827
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	45,510	1,037
Matador Resources Co. (a)(d)	233,487	6,388,204
Mexco Energy Corp. (a)	2,175	14,681
Midstates Petroleum Co., Inc. (a)(d)	114,326	807,142
Miller Energy Resources, Inc. (a)(d)	137,671	713,136
Northern Oil & Gas, Inc. (a)(d)	212,435	3,579,530
Oasis Petroleum, Inc. (a)(d)	328,992	16,183,116
Pacific Ethanol, Inc. (a)	70,050	1,618,856
Panhandle Royalty Co. Class A	25,100	1,535,367
PBF Energy, Inc. Class A	287,956	8,180,830
PDC Energy, Inc. (a)(d)	120,576	7,245,412
Pedevco Corp. (a)(d)	31,846	59,839
Penn Virginia Corp. (a)(d)	246,239	3,698,510
Petroquest Energy, Inc. (a)(d)	221,568	1,475,643
PostRock Energy Corp. (a)	17,510	21,012
PrimeEnergy Corp. (a)	1,965	130,397
Pyramid Oil Co. (a)	7,060	35,300
Quicksilver Resources, Inc. (a)(d)	441,131	586,704
Renewable Energy Group, Inc. (a)(d)	86,595	1,052,995
Resolute Energy Corp. (a)(d)	251,132	2,016,590
Rex American Resources Corp. (a)	20,943	2,237,341
Rex Energy Corp. (a)	150,832	2,304,713
Rice Energy, Inc. (d)	225,775	6,610,692
Ring Energy, Inc. (a)(d)	68,861	1,182,343
Rosetta Resources, Inc. (a)(d)	210,105	10,505,250
Royale Energy, Inc. (a)(d)	17,323	57,339
RSP Permian, Inc. (a)(d)	125,092	3,577,631
Sanchez Energy Corp. (a)(d)	165,895	5,506,055
SandRidge Energy, Inc. (a)(d)	1,238,597	6,490,248
Saratoga Resources, Inc. (a)(d)	38,209	56,167
SemGroup Corp. Class A	143,550	12,593,642

	Shares	Value
SM Energy Co. (d)	230,976	$ 20,566,103
Solazyme, Inc. (a)(d)	190,080	1,782,950
Stone Energy Corp. (a)(d)	189,455	6,666,921
Swift Energy Co. (a)(d)	152,498	1,730,852
Synergy Resources Corp. (a)(d)	233,774	3,146,598
Targa Resources Corp.	99,494	13,884,388
Teekay Corp.	133,170	8,165,984
Tengasco, Inc. (a)	63,216	26,551
TransAtlantic Petroleum Ltd. (a)	68,584	752,366
Triangle Petroleum Corp. (a)(d)	241,854	2,899,829
U.S. Energy Corp. (a)	91,127	371,798
Ultra Petroleum Corp. (a)(d)	529,879	14,057,690
Uranium Energy Corp. (a)(d)	267,406	347,628
Uranium Resources, Inc. (a)(d)	58,947	180,967
VAALCO Energy, Inc. (a)(d)	208,727	1,909,852
Vertex Energy, Inc. (a)(d)	50,365	469,905
W&T Offshore, Inc.	130,520	1,947,358
Warren Resources, Inc. (a)	249,928	1,612,036
Western Refining, Inc. (d)	261,213	12,154,241
Westmoreland Coal Co. (a)	53,512	2,248,039
Whiting Petroleum Corp. (a)	409,808	37,972,809
World Fuel Services Corp. (d)	258,430	11,469,123
WPX Energy, Inc. (a)	700,095	18,636,529
ZaZa Energy Corp. (a)(d)	9,098	53,041
Zion Oil & Gas, Inc. (a)(d)	112,487	214,850
		652,399,635
TOTAL ENERGY		1,010,375,998
FINANCIALS - 21.9%
Banks - 4.5%
1st Source Corp.	47,766	1,433,458
1st United Bancorp, Inc.	100,076	870,661
Access National Corp.	26,257	441,380
ACNB Corp. (d)	12,934	248,721
Ameriana Bancorp	2,223	32,456
American National Bankshares, Inc.	26,437	585,315
American River Bankshares (a)	6,816	63,389
Ameris Bancorp (d)	88,078	2,016,105
AmeriServ Financial, Inc.	14,728	47,277
Ames National Corp. (d)	20,152	464,504
Arrow Financial Corp.	40,467	1,077,232
Associated Banc-Corp.	503,558	9,154,684
Auburn National Bancorp., Inc.	3,534	83,968
Banc of California, Inc. (d)	81,825	983,537
BancFirst Corp.	28,924	1,840,723
Bancorp, Inc., Delaware (a)(d)	129,188	1,254,415
BancorpSouth, Inc.	304,309	6,442,222
Bank of Hawaii Corp.	151,832	8,813,848
Bank of Kentucky Financial Corp.	22,131	813,536
Bank of Marin Bancorp	15,657	765,471
Bank of the Ozarks, Inc. (d)	224,162	7,161,976
BankUnited, Inc.	343,972	10,852,317
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Bankwell Financial Group, Inc. (a)	8,493	$ 165,614
Banner Bank	75,557	2,975,435
Bar Harbor Bankshares	22,746	642,120
Baylake Corp.	26,171	331,325
BBCN Bancorp, Inc. (d)	287,266	4,194,084
BCB Bancorp, Inc.	9,297	121,047
BNC Bancorp	94,624	1,606,716
BOK Financial Corp. (d)	73,805	4,972,981
Boston Private Financial Holdings, Inc. (d)	288,220	3,498,991
Bridge Bancorp, Inc.	41,995	1,043,996
Bridge Capital Holdings (a)	35,946	804,112
Bryn Mawr Bank Corp.	44,015	1,294,921
BSB Bancorp, Inc. (a)	25,445	470,478
C & F Financial Corp.	11,407	392,971
Camden National Corp.	25,292	924,676
Capital Bank Financial Corp.:
rights (a)	10,774	0
Series A (a)(d)	177,062	4,332,707
Capital City Bank Group, Inc.	33,531	470,105
Cardinal Financial Corp.	114,667	2,049,099
Cascade Bancorp (a)	100,336	517,734
Cathay General Bancorp	256,474	6,678,583
Centerstate Banks of Florida, Inc.	155,373	1,623,648
Central Pacific Financial Corp.	81,407	1,431,135
Central Valley Community Bancorp	11,889	136,961
Century Bancorp, Inc. Class A (non-vtg.)	7,814	281,148
Chemical Financial Corp.	114,671	3,253,216
Chemung Financial Corp.	11,097	310,827
CIT Group, Inc.	640,812	30,733,344
Citizens & Northern Corp.	39,637	781,642
Citizens Holding Co.	2,280	42,636
City Holding Co. (d)	63,236	2,701,442
City National Corp.	169,112	12,832,219
CNB Financial Corp., Pennsylvania	41,369	699,136
CoBiz, Inc.	133,405	1,540,828
Codorus Valley Bancorp, Inc.	1,611	35,200
Colony Bankcorp, Inc. (a)	4,518	29,367
Columbia Banking Systems, Inc. (d)	193,061	5,021,517
Commerce Bancshares, Inc.	249,708	11,519,030
Community Bank System, Inc.	113,597	4,014,518
Community Trust Bancorp, Inc.	65,799	2,337,180
CommunityOne Bancorp (a)(d)	21,639	205,571
ConnectOne Bancorp, Inc.	66,552	1,289,778
CU Bancorp (a)(d)	30,694	574,285
Cullen/Frost Bankers, Inc.	158,106	12,427,132
CVB Financial Corp. (d)	323,112	5,021,160
Eagle Bancorp, Inc. (a)(d)	81,397	2,729,241
East West Bancorp, Inc.	474,391	16,527,782
Eastern Virginia Bankshares, Inc. (a)	8,987	55,899
Enterprise Bancorp, Inc.	20,470	405,920
Enterprise Financial Services Corp.	58,302	1,016,787

	Shares	Value
Farmers Capital Bank Corp. (a)	28,648	$ 630,256
Farmers National Banc Corp.	58,124	445,811
Fidelity Southern Corp.	55,442	768,981
Financial Institutions, Inc.	39,884	958,014
First Bancorp, North Carolina	71,380	1,268,423
First Bancorp, Puerto Rico (a)	367,628	1,915,342
First Busey Corp.	275,094	1,581,791
First Citizen Bancshares, Inc.	22,591	5,191,186
First Commonwealth Financial Corp. (d)	367,622	3,257,131
First Community Bancshares, Inc.	54,521	889,783
First Community Corp.	800	8,600
First Connecticut Bancorp, Inc.	47,822	731,677
First Financial Bancorp, Ohio	253,298	4,207,280
First Financial Bankshares, Inc. (d)	226,674	6,661,949
First Financial Corp., Indiana	40,964	1,323,956
First Financial Service Corp. (a)	745	2,719
First Horizon National Corp.	799,184	9,718,077
First Internet Bancorp	14,356	241,181
First Interstate Bancsystem, Inc.	80,392	2,131,996
First Merchants Corp.	134,492	2,744,982
First Midwest Bancorp, Inc., Delaware	234,637	3,953,633
First Niagara Financial Group, Inc.	1,212,732	10,550,768
First of Long Island Corp.	26,673	930,088
First Republic Bank (d)	419,335	20,505,482
First Security Group, Inc. (a)(d)	151,343	293,605
First South Bancorp, Inc., Virginia	39,689	297,668
First United Corp. (a)	14,602	122,803
FirstMerit Corp.	583,090	10,049,556
Flushing Financial Corp.	108,236	2,088,955
FNB Corp., Pennsylvania	581,004	7,181,209
Fulton Financial Corp.	674,238	7,777,335
German American Bancorp, Inc.	43,959	1,190,849
Glacier Bancorp, Inc.	275,523	7,499,736
Great Southern Bancorp, Inc.	33,740	1,068,546
Guaranty Bancorp	48,684	678,168
Hampton Roads Bankshares, Inc. (a)(d)	275,254	462,427
Hancock Holding Co.	239,727	7,968,525
Hanmi Financial Corp.	118,757	2,440,456
Hawthorn Bancshares, Inc.	7,268	97,900
Heartland Financial U.S.A., Inc.	46,074	1,102,090
Heritage Commerce Corp.	72,226	600,920
Heritage Financial Corp., Washington	87,542	1,432,187
Heritage Oaks Bancorp	85,288	606,398
Home Bancshares, Inc.	172,783	5,140,294
HomeTrust Bancshares, Inc. (a)	82,069	1,237,601
Horizon Bancorp Industries	17,534	388,378
Hudson Valley Holding Corp.	59,204	1,052,055
IBERIABANK Corp.	111,994	7,307,609
Independent Bank Corp.	78,883	957,640
Independent Bank Corp., Massachusetts (d)	97,956	3,605,760
Independent Bank Group, Inc.	20,676	1,046,412
International Bancshares Corp. (d)	210,616	5,551,838
Intervest Bancshares Corp. Class A	72,208	691,753
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Investors Bancorp, Inc.	1,166,274	$ 12,374,167
Lakeland Bancorp, Inc. (d)	126,514	1,306,890
Lakeland Financial Corp. (d)	64,211	2,500,376
LCNB Corp. (d)	22,903	348,355
LNB Bancorp, Inc.	12,784	181,788
Macatawa Bank Corp. (d)	68,107	348,027
MainSource Financial Group, Inc.	64,014	1,104,242
MB Financial, Inc.	230,988	6,534,651
MBT Financial Corp. (a)	19,435	99,702
Mercantile Bank Corp.	45,988	871,473
Merchants Bancshares, Inc.	19,984	591,127
Metro Bancorp, Inc. (a)	42,825	996,110
Middleburg Financial Corp.	14,592	270,025
Midsouth Bancorp, Inc.	28,911	552,489
MidWestOne Financial Group, Inc.	23,222	552,219
Monarch Financial Holdings, Inc.	13,554	171,458
MutualFirst Financial, Inc.	9,544	192,502
National Bank Holdings Corp.	165,480	3,362,554
National Bankshares, Inc. (d)	22,639	657,437
National Penn Bancshares, Inc. (d)	296,834	2,968,340
NBT Bancorp, Inc.	184,680	4,434,167
NewBridge Bancorp (a)	71,753	535,995
North Valley Bancorp (a)	24,641	517,461
Northeast Bancorp	20,002	188,419
Northrim Bancorp, Inc.	21,894	534,651
Norwood Financial Corp.	3,693	107,836
OBA Financial Services, Inc. (a)	8,429	185,101
OFG Bancorp (d)	165,486	2,631,227
Ohio Valley Banc Corp.	8,415	196,574
Old National Bancorp, Indiana	387,022	5,066,118
Old Point Financial Corp.	1,505	22,951
Old Second Bancorp, Inc. (a)	74,777	355,191
OmniAmerican Bancorp, Inc.	40,042	1,039,490
Opus Bank	17,342	549,568
Orrstown Financial Services, Inc. (a)	18,291	301,984
Pacific Continental Corp.	67,248	906,503
Pacific Mercantile Bancorp (a)	34,281	239,967
Pacific Premier Bancorp, Inc. (a)	43,054	639,352
PacWest Bancorp	326,656	13,699,953
Park National Corp. (d)	56,417	4,391,499
Park Sterling Corp.	156,309	1,067,590
Patriot National Bancorp, Inc. (a)	14,022	25,660
Peapack-Gladstone Financial Corp.	31,881	598,088
Penns Woods Bancorp, Inc.	11,224	510,468
Peoples Bancorp of North Carolina	1,842	31,130
Peoples Bancorp, Inc.	40,380	967,909
Peoples Financial Corp., Mississippi	7,232	96,258
Peoples Financial Services Corp. (d)	24,825	1,253,414
Pinnacle Financial Partners, Inc.	125,214	4,490,174
Popular, Inc. (a)	360,656	11,165,910
Porter Bancorp, Inc. (a)	3,733	3,584

	Shares	Value
Preferred Bank, Los Angeles (a)	45,620	$ 1,095,792
Premier Financial Bancorp, Inc.	6,092	92,964
PrivateBancorp, Inc.	237,128	6,997,647
Prosperity Bancshares, Inc.	204,652	12,360,981
QCR Holdings, Inc.	6,005	105,988
Renasant Corp.	118,996	3,442,554
Republic Bancorp, Inc., Kentucky Class A	38,600	878,536
Republic First Bancorp, Inc. (a)(d)	70,998	317,361
Royal Bancshares of Pennsylvania, Inc. Class A (a)(d)	13,408	20,648
S&T Bancorp, Inc.	100,024	2,494,599
Sandy Spring Bancorp, Inc.	94,804	2,291,413
SB Financial Group, Inc.	532	4,687
Seacoast Banking Corp., Florida (a)	75,186	788,701
ServisFirst Bancshares, Inc.	4,242	127,981
Shore Bancshares, Inc. (a)	30,383	272,536
Sierra Bancorp	34,690	602,565
Signature Bank (a)	169,241	20,048,289
Simmons First National Corp. Class A (d)	62,615	2,499,591
South State Corp. (d)	90,169	5,280,297
Southern National Bancorp of Virginia, Inc.	12,282	131,295
Southside Bancshares, Inc. (d)	60,882	2,091,297
Southwest Bancorp, Inc., Oklahoma	58,607	968,774
Square 1 Financial, Inc. Class A (d)	19,179	368,045
State Bank Financial Corp.	129,459	2,169,733
Sterling Bancorp	304,891	3,862,969
Stock Yards Bancorp, Inc.	39,985	1,204,748
Suffolk Bancorp	38,228	796,289
Summit Financial Group, Inc. (a)	1,800	18,882
Sun Bancorp, Inc., New Jersey (a)	31,777	595,501
Susquehanna Bancshares, Inc.	634,995	6,553,148
SVB Financial Group (a)	172,062	19,153,942
Synovus Financial Corp.	483,132	11,667,638
TCF Financial Corp.	594,606	9,394,775
Texas Capital Bancshares, Inc. (a)(d)	145,503	7,854,252
The First Bancorp, Inc.	27,026	456,199
Tompkins Financial Corp.	43,997	2,014,623
TowneBank (d)	95,542	1,400,646
Trico Bancshares (d)	46,177	1,032,056
Trustmark Corp.	245,441	5,825,542
Two River Bancorp	1,393	11,548
UMB Financial Corp.	136,671	7,892,750
Umpqua Holdings Corp. (d)	643,855	11,248,147
Union Bankshares Corp. (d)	176,041	4,159,849
Union Bankshares, Inc.	388	9,587
United Bancorp, Inc.	370	3,038
United Bankshares, Inc., West Virginia (d)	234,880	7,739,296
United Community Bank, Inc.	141,348	2,397,262
United Security Bancshares, Inc.	8,545	74,171
United Security Bancshares, California	7,949	46,104
Univest Corp. of Pennsylvania	62,178	1,187,600
Valley National Bancorp	708,708	7,087,080
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
ViewPoint Financial Group (d)	138,306	$ 3,602,871
Washington Trust Bancorp, Inc.	50,597	1,780,002
Webster Financial Corp.	285,436	8,420,362
WesBanco, Inc.	112,373	3,489,182
West Bancorp., Inc.	42,572	640,709
Westamerica Bancorp. (d)	98,932	4,785,341
Westbury Bancorp, Inc. (a)	15,948	241,453
Western Alliance Bancorp. (a)	282,786	6,676,577
Wilshire Bancorp, Inc.	256,747	2,505,851
Wintrust Financial Corp.	166,487	7,753,300
Xenith Bankshares, Inc. (a)	17,541	112,438
Yadkin Financial Corp. (a)	60,282	1,132,096
		686,089,440
Capital Markets - 1.5%
Arlington Asset Investment Corp. (d)	62,603	1,779,177
Artisan Partners Asset Management, Inc. (d)	109,529	6,076,669
BGC Partners, Inc. Class A	622,108	4,709,358
Calamos Asset Management, Inc. Class A	63,145	813,939
CIFI Corp. (d)	13,714	135,906
Cohen & Steers, Inc. (d)	64,487	2,814,213
Cowen Group, Inc. Class A (a)(d)	378,186	1,546,781
Diamond Hill Investment Group, Inc.	8,492	1,113,981
Eaton Vance Corp. (non-vtg.) (d)	390,018	15,273,105
Evercore Partners, Inc. Class A	124,170	6,361,229
FBR & Co. (a)	9,551	272,968
Federated Investors, Inc. Class B (non-vtg.) (d)	332,357	10,200,036
Financial Engines, Inc. (d)	175,557	6,297,230
FXCM, Inc. Class A	131,893	1,911,130
GAMCO Investors, Inc. Class A	14,987	1,173,632
GFI Group, Inc.	245,607	1,110,144
Greenhill & Co., Inc.	95,769	4,694,596
HFF, Inc.	120,005	3,600,150
ICG Group, Inc. (a)(d)	132,306	2,295,509
Institutional Financial Markets, Inc.	16,813	34,299
INTL FCStone, Inc. (a)(d)	50,495	968,494
Investment Technology Group, Inc. (a)	123,406	2,101,604
Janus Capital Group, Inc. (d)	520,876	6,328,643
JMP Group, Inc.	44,707	306,690
KCG Holdings, Inc. Class A (a)	337,844	3,952,775
Ladenburg Thalmann Financial Services, Inc. (a)(d)	345,921	1,238,397
LPL Financial (d)	248,576	12,103,165
Manning & Napier, Inc. Class A	49,011	910,134
Marcus & Millichap, Inc.	40,476	1,227,232
Moelis & Co. Class A (d)	17,189	623,789
NorthStar Asset Management Group, Inc. (a)	620,797	11,478,537
Oppenheimer Holdings, Inc. Class A (non-vtg.)	35,627	860,748

	Shares	Value
Piper Jaffray Companies (a)(d)	58,981	$ 3,147,226
Pzena Investment Management, Inc.	50,731	512,890
Raymond James Financial, Inc.	418,914	22,889,461
RCS Capital Corp. Class A (d)	91,687	2,032,701
Safeguard Scientifics, Inc. (a)(d)	76,767	1,504,633
SEI Investments Co.	494,112	18,724,374
Silvercrest Asset Management Group Class A (a)	16,670	267,387
Stifel Financial Corp. (a)	203,928	9,764,073
SWS Group, Inc. (a)(d)	96,417	720,235
TD Ameritrade Holding Corp. (d)	806,038	26,687,918
U.S. Global Investments, Inc. Class A	36,632	139,202
Virtus Investment Partners, Inc.	25,323	5,664,502
Waddell & Reed Financial, Inc. Class A	285,087	15,537,242
Walter Investment Management Corp. (a)(d)	132,164	3,482,521
Westwood Holdings Group, Inc.	23,724	1,413,950
WisdomTree Investments, Inc. (a)(d)	344,273	4,072,750
		230,875,325
Consumer Finance - 0.5%
Ally Financial, Inc. (a)(d)	305,027	7,503,664
Asta Funding, Inc. (a)	27,914	234,757
Atlanticus Holdings Corp. (a)(d)	33,601	90,051
Cash America International, Inc.	101,875	4,547,700
Consumer Portfolio Services, Inc. (a)	46,149	329,965
Credit Acceptance Corp. (a)(d)	36,903	4,547,926
Encore Capital Group, Inc. (a)(d)	79,228	3,516,931
EZCORP, Inc. (non-vtg.) Class A (a)(d)	197,585	2,100,329
First Cash Financial Services, Inc. (a)(d)	101,068	5,837,688
First Marblehead Corp. (a)(d)	22,462	105,122
Green Dot Corp. Class A (a)(d)	107,050	2,022,175
Imperial Holdings, Inc. (a)(d)	65,789	453,286
JGWPT Holdings, Inc. (d)	37,576	507,276
Nelnet, Inc. Class A	66,911	2,942,077
Nicholas Financial, Inc. (a)(d)	73,640	944,801
Portfolio Recovery Associates, Inc. (a)(d)	173,477	9,858,698
QC Holdings, Inc.	15,915	35,968
Regional Management Corp. (a)	35,651	606,067
Santander Consumer U.S.A. Holdings, Inc.	271,295	5,051,513
SLM Corp.	1,451,322	12,858,713
Springleaf Holdings, Inc. (d)	77,086	2,565,422
World Acceptance Corp. (a)(d)	35,872	2,810,212
		69,470,341
Diversified Financial Services - 0.5%
California First National Bancorp	1,545	22,480
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	303,425	16,089,111
Gain Capital Holdings, Inc.	46,117	290,998
Interactive Brokers Group, Inc.	167,002	3,914,527
Life Partners Holdings, Inc.	51,198	96,252
MarketAxess Holdings, Inc. (d)	130,538	7,691,299
Marlin Business Services Corp.	30,461	602,519
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
MicroFinancial, Inc.	30,135	$ 238,971
MSCI, Inc. Class A (a)	405,489	18,709,262
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)(d)	80,504	928,211
PHH Corp. (a)(d)	177,919	4,262,939
PICO Holdings, Inc. (a)	85,950	1,899,495
Resource America, Inc. Class A	40,172	378,420
TPG Specialty Lending, Inc.	104,911	1,852,728
Vector Capital Corp. rights (a)	49,572	1
Voya Financial, Inc.	478,434	18,701,985
		75,679,198
Insurance - 4.1%
1347 Property Insurance Holdings, Inc.	6,993	59,091
Alleghany Corp. (a)	56,860	24,514,052
Allied World Assurance Co. (d)	344,037	12,725,929
AMBAC Financial Group, Inc. (a)	152,251	3,684,474
American Equity Investment Life Holding Co. (d)	258,183	6,387,447
American Financial Group, Inc.	240,303	14,410,971
American National Insurance Co.	20,273	2,307,878
Amerisafe, Inc.	64,594	2,437,132
Amtrust Financial Services, Inc. (d)	107,778	4,745,465
Arch Capital Group Ltd. (a)(d)	403,442	22,423,306
Argo Group International Holdings, Ltd.	94,402	4,969,321
Arthur J. Gallagher & Co.	536,078	25,318,964
Aspen Insurance Holdings Ltd.	222,410	9,456,873
Assured Guaranty Ltd.	618,071	14,926,415
Axis Capital Holdings Ltd.	325,688	15,704,675
Baldwin & Lyons, Inc. Class B	22,012	569,450
Blue Capital Reinsurance Holdings Ltd. (d)	20,513	376,003
Brown & Brown, Inc.	409,155	13,346,636
Citizens, Inc. Class A (a)(d)	131,781	942,234
CNA Financial Corp.	92,847	3,599,678
CNO Financial Group, Inc.	750,966	13,404,743
Crawford & Co. Class B	75,057	676,264
Donegal Group, Inc. Class A	26,385	415,564
eHealth, Inc. (a)(d)	61,993	1,521,308
EMC Insurance Group	15,559	476,728
Employers Holdings, Inc.	112,132	2,400,746
Endurance Specialty Holdings Ltd.	150,695	8,750,859
Enstar Group Ltd. (a)	39,120	5,551,128
Erie Indemnity Co. Class A	90,767	6,944,583
Everest Re Group Ltd.	160,368	26,274,693
FBL Financial Group, Inc. Class A	39,936	1,870,203
Federated National Holding Co.	42,852	1,058,444
Fidelity & Guaranty Life	39,896	900,054
First Acceptance Corp. (a)	24,679	60,217
First American Financial Corp.	374,094	10,605,565
FNF Group	948,364	26,848,185
FNFV Group (a)(d)	316,089	4,735,013

	Shares	Value
Fortegra Financial Corp. (a)	15,197	$ 149,994
Global Indemnity PLC (a)(d)	37,631	1,017,542
Greenlight Capital Re, Ltd. (a)	101,968	3,488,325
Hallmark Financial Services, Inc. (a)	32,037	305,953
Hanover Insurance Group, Inc.	149,874	9,509,505
HCC Insurance Holdings, Inc.	353,829	17,740,986
HCI Group, Inc.	31,967	1,346,130
Health Insurance Innovations (a)(d)	12,600	160,524
Hilltop Holdings, Inc. (a)(d)	230,082	4,870,836
Horace Mann Educators Corp. (d)	145,844	4,346,151
Independence Holding Co.	12,745	177,793
Infinity Property & Casualty Corp.	40,020	2,736,568
Investors Title Co.	3,760	271,434
Kansas City Life Insurance Co.	10,866	504,617
Kemper Corp.	177,471	6,451,071
Maiden Holdings Ltd. (d)	199,442	2,425,215
Markel Corp. (a)(d)	48,651	32,099,930
MBIA, Inc. (a)	476,702	4,972,002
Meadowbrook Insurance Group, Inc. (d)	152,822	945,968
Mercury General Corp.	134,838	6,907,751
Montpelier Re Holdings Ltd. (d)	152,603	4,799,364
National General Holdings Corp. (d)	191,550	3,587,732
National Interstate Corp.	62,455	1,748,740
National Western Life Insurance Co. Class A	7,764	1,972,056
Navigators Group, Inc. (a)	39,815	2,558,114
Old Republic International Corp.	819,107	12,573,292
OneBeacon Insurance Group Ltd.	70,626	1,132,135
PartnerRe Ltd.	138,526	15,471,969
Phoenix Companies, Inc. (a)	19,856	1,220,945
Platinum Underwriters Holdings Ltd.	77,517	4,842,487
Primerica, Inc.	191,894	9,658,025
ProAssurance Corp.	190,749	8,812,604
Protective Life Corp.	270,296	18,758,542
Reinsurance Group of America, Inc.	232,352	19,280,569
RenaissanceRe Holdings Ltd.	137,346	14,062,857
RLI Corp.	121,598	5,435,431
Safety Insurance Group, Inc.	47,297	2,610,794
Selective Insurance Group, Inc.	202,333	4,849,922
StanCorp Financial Group, Inc. (d)	147,970	9,694,994
State Auto Financial Corp.	54,543	1,183,583
Stewart Information Services Corp. (d)	72,916	2,349,354
Symetra Financial Corp.	339,358	8,259,974
Third Point Reinsurance Ltd.	89,837	1,376,303
Tower Group International Ltd.	135,384	272,122
United Fire Group, Inc.	77,762	2,279,982
United Insurance Holdings Corp.	59,225	955,892
Universal Insurance Holdings, Inc. (d)	99,404	1,377,739
Validus Holdings Ltd.	309,664	12,110,959
W.R. Berkley Corp.	363,501	17,575,273
White Mountains Insurance Group Ltd.	19,596	12,428,567
Willis Group Holdings PLC (d)	613,134	25,733,234
		624,802,140
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 9.1%
Acadia Realty Trust (SBI) (d)	200,571	$ 5,780,456
AG Mortgage Investment Trust, Inc. (d)	104,641	2,089,681
Agree Realty Corp.	53,329	1,574,805
Alexanders, Inc.	8,411	3,334,877
Alexandria Real Estate Equities, Inc.	241,982	19,131,097
Altisource Residential Corp. Class B (d)	199,465	4,894,871
American Assets Trust, Inc.	122,663	4,299,338
American Campus Communities, Inc.	360,525	14,244,343
American Capital Agency Corp.	1,207,019	28,545,999
American Capital Mortgage Investment Corp. (d)	184,016	3,787,049
American Homes 4 Rent Class A	476,549	8,520,696
American Realty Capital Properties, Inc.	3,092,382	40,695,747
American Residential Properties, Inc. (a)(d)	57,037	1,082,562
AmREIT, Inc. Class B	62,743	1,461,912
Annaly Capital Management, Inc. (d)	3,264,907	38,852,393
Anworth Mortgage Asset Corp.	536,989	2,786,973
Apollo Commercial Real Estate Finance, Inc. (d)	146,411	2,462,633
Apollo Residential Mortgage, Inc.	117,920	1,986,952
Arbor Realty Trust, Inc.	145,841	1,019,429
Ares Commercial Real Estate Corp.	140,190	1,764,992
Armada Hoffler Properties, Inc.	68,757	660,755
Armour Residential REIT, Inc. (d)	1,242,005	5,253,681
Ashford Hospitality Prime, Inc.	75,016	1,214,509
Ashford Hospitality Trust, Inc. (d)	258,873	3,000,338
Associated Estates Realty Corp.	212,311	3,927,754
Aviv REIT, Inc. (d)	97,174	2,843,311
BioMed Realty Trust, Inc.	624,919	14,029,432
Blackstone Mortgage Trust, Inc. (d)	158,240	4,596,872
Bluerock Residental Growth (REIT), Inc. (d)	10,497	133,837
Brandywine Realty Trust (SBI)	603,165	9,662,703
Brixmor Property Group, Inc.	250,432	5,927,725
BRT Realty Trust (a)	16,471	118,591
Camden Property Trust (SBI)	298,689	22,353,885
Campus Crest Communities, Inc. (d)	230,994	1,898,771
Capstead Mortgage Corp.	334,305	4,419,512
CareTrust (REIT), Inc. (a)	73,014	1,275,555
CatchMark Timber Trust, Inc.	95,504	1,147,003
CBL & Associates Properties, Inc. (d)	582,546	11,068,374
Cedar Shopping Centers, Inc.	243,292	1,574,099
Chambers Street Properties (d)	831,672	6,478,725
Chatham Lodging Trust	91,880	2,124,266
Cherry Hill Mortgage Investment Corp.	38,323	766,077
Chesapeake Lodging Trust	181,447	5,590,382
Chimera Investment Corp.	3,537,691	11,709,757
CIM Commercial Trust Corp. (d)	6,246	119,299
City Office (REIT), Inc.	22,563	290,160
Colony Financial, Inc.	369,571	8,285,782
Columbia Property Trust, Inc.	433,935	11,139,111

	Shares	Value
Coresite Realty Corp.	77,487	$ 2,717,469
Corporate Office Properties Trust (SBI) (d)	305,064	8,657,716
Corrections Corp. of America (d)	400,060	14,258,138
Cousins Properties, Inc.	693,360	8,798,738
CubeSmart	439,515	8,174,979
CyrusOne, Inc. (d)	114,594	2,984,028
CYS Investments, Inc. (d)	568,403	5,360,040
DCT Industrial Trust, Inc.	1,016,781	8,083,409
DDR Corp. (d)	970,023	17,673,819
DiamondRock Hospitality Co. (d)	683,140	9,099,425
Digital Realty Trust, Inc.	467,993	30,536,543
Douglas Emmett, Inc. (d)	446,745	12,763,505
Duke Realty LP	1,110,574	20,656,676
DuPont Fabros Technology, Inc. (d)	226,166	6,368,835
Dynex Capital, Inc.	174,008	1,522,570
EastGroup Properties, Inc. (d)	104,946	6,804,699
Education Realty Trust, Inc.	468,984	5,107,236
Ellington Residential Mortgage REIT (d)	20,297	355,603
Empire State Realty Trust, Inc. (d)	283,009	4,652,668
EPR Properties	180,913	10,295,759
Equity Commonwealth	401,800	10,800,384
Equity Lifestyle Properties, Inc.	283,636	12,959,329
Equity One, Inc.	200,882	4,740,815
Excel Trust, Inc.	176,835	2,288,245
Extra Space Storage, Inc.	371,732	19,590,276
Federal Realty Investment Trust (SBI) (d)	224,786	28,048,797
FelCor Lodging Trust, Inc.	371,704	3,843,419
First Industrial Realty Trust, Inc. (d)	358,978	6,533,400
First Potomac Realty Trust (d)	225,311	2,983,118
Five Oaks Investment Corp.	54,576	621,075
Franklin Street Properties Corp.	346,071	4,204,763
Gaming & Leisure Properties (d)	302,277	10,065,824
Getty Realty Corp. (d)	107,657	2,019,645
Gladstone Commercial Corp.	58,842	1,075,632
Glimcher Realty Trust (d)	521,855	5,860,432
Government Properties Income Trust (d)	234,881	5,641,842
Gramercy Property Trust, Inc. (d)	335,746	2,078,268
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	63,360	918,086
Hatteras Financial Corp.	327,863	6,524,474
Healthcare Realty Trust, Inc.	340,996	8,511,260
Healthcare Trust of America, Inc. (d)	608,455	7,575,265
Hersha Hospitality Trust	687,145	4,665,715
Highwoods Properties, Inc. (SBI) (d)	293,594	12,492,425
Home Properties, Inc.	199,926	12,839,248
Hospitality Properties Trust (SBI)	509,524	14,995,291
Hudson Pacific Properties, Inc.	195,389	5,246,195
Independence Realty Trust, Inc.	64,757	655,988
Inland Real Estate Corp.	321,850	3,350,459
Invesco Mortgage Capital, Inc.	400,913	7,064,087
Investors Real Estate Trust	422,160	3,601,025
iStar Financial, Inc. (a)(d)	299,680	4,459,238
JAVELIN Mortgage Investment Corp. (d)	46,815	620,767
Kilroy Realty Corp.	276,757	17,504,880
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kite Realty Group Trust	286,128	$ 7,359,212
LaSalle Hotel Properties (SBI) (d)	370,569	13,544,297
Lexington Corporate Properties Trust	707,276	7,695,163
Liberty Property Trust (SBI)	506,504	17,940,372
LTC Properties, Inc.	126,368	5,174,770
Mack-Cali Realty Corp.	307,454	6,499,578
Medical Properties Trust, Inc.	596,903	8,410,363
MFA Financial, Inc.	1,219,278	10,290,706
Mid-America Apartment Communities, Inc.	252,885	18,288,643
Monmouth Real Estate Investment Corp. Class A (d)	191,297	2,069,834
National Health Investors, Inc.	104,951	6,770,389
National Retail Properties, Inc. (d)	411,246	15,273,676
New Residential Investment Corp.	967,565	6,066,633
New York (REIT), Inc.	548,105	5,650,963
New York Mortgage Trust, Inc. (d)	281,978	2,250,184
Newcastle Investment Corp.	450,721	6,107,270
NorthStar Realty Finance Corp.	657,589	12,171,972
Omega Healthcare Investors, Inc. (d)	424,316	15,983,984
One Liberty Properties, Inc.	41,157	891,872
Orchid Island Capital, Inc. (d)	29,601	410,270
Owens Realty Mortgage, Inc. (d)	13,674	218,100
Parkway Properties, Inc.	268,779	5,577,164
Pebblebrook Hotel Trust (d)	225,723	8,744,509
Pennsylvania Real Estate Investment Trust (SBI)	231,409	4,665,205
PennyMac Mortgage Investment Trust	253,652	5,646,294
Physicians Realty Trust	125,751	1,862,372
Piedmont Office Realty Trust, Inc. Class A	550,830	10,735,677
Post Properties, Inc.	186,569	10,265,026
Potlatch Corp.	151,665	6,473,062
Power (REIT) (a)	1,227	11,350
Preferred Apartment Communities, Inc. Class A (d)	53,423	465,849
PS Business Parks, Inc.	73,314	5,978,024
QTS Realty Trust, Inc. Class A (d)	55,322	1,667,958
RAIT Financial Trust (d)	248,382	2,009,410
Ramco-Gershenson Properties Trust (SBI)	262,946	4,459,564
Rayonier, Inc.	434,965	14,906,251
Realty Income Corp.	751,534	33,608,600
Redwood Trust, Inc.	288,721	5,592,526
Regency Centers Corp.	317,431	18,138,007
Resource Capital Corp.	496,427	2,675,742
Retail Opportunity Investments Corp.	260,114	4,120,206
Retail Properties America, Inc.	646,524	10,228,010
Rexford Industrial Realty, Inc. (d)	131,894	1,944,118
RLJ Lodging Trust (d)	450,954	13,442,939
Rouse Properties, Inc. (d)	120,998	2,115,045
Ryman Hospitality Properties, Inc. (d)	170,471	8,480,932
Sabra Health Care REIT, Inc.	158,826	4,523,364

	Shares	Value
Saul Centers, Inc.	48,695	$ 2,427,446
Select Income (REIT)	124,102	3,462,446
Senior Housing Properties Trust (SBI)	690,230	16,103,066
Silver Bay Realty Trust Corp.	142,660	2,378,142
SL Green Realty Corp. (d)	316,711	34,632,348
SoTHERLY Hotels, Inc.	27,804	226,881
Sovran Self Storage, Inc. (d)	112,806	8,716,520
Spirit Realty Capital, Inc.	1,298,585	15,336,289
Stag Industrial, Inc.	176,033	4,124,453
Starwood Property Trust, Inc. (d)	744,943	17,766,891
Starwood Waypoint Residential (a)	135,594	3,753,242
Strategic Hotel & Resorts, Inc. (a)	837,327	9,947,445
Summit Hotel Properties, Inc.	314,054	3,438,891
Sun Communities, Inc. (d)	133,908	7,181,486
Sunstone Hotel Investors, Inc.	693,200	10,099,924
Supertel Hospitality, Inc., Maryland (a)	1,649	3,644
Tanger Factory Outlet Centers, Inc.	319,785	11,163,694
Taubman Centers, Inc. (d)	214,826	16,363,296
Terreno Realty Corp.	126,031	2,550,867
The GEO Group, Inc.	247,090	9,246,108
Trade Street Residential, Inc. (d)	56,951	399,796
Two Harbors Investment Corp.	1,217,550	13,052,136
UDR, Inc. (d)	858,284	25,679,857
UMH Properties, Inc. (d)	76,323	782,311
Universal Health Realty Income Trust (SBI)	49,997	2,208,367
Urstadt Biddle Properties, Inc. Class A	95,205	2,029,771
Washington Prime Group, Inc. (a)	544,400	10,626,688
Washington REIT (SBI)	243,127	6,754,068
Weingarten Realty Investors (SBI) (d)	382,090	13,075,120
Western Asset Mortgage Capital Corp.	138,351	2,102,935
Wheeler Real Estate Investment Trust, Inc.	8,094	40,713
Whitestone REIT Class B	74,608	1,134,042
Winthrop Realty Trust	115,817	1,767,367
WP Carey, Inc. (d)	195,205	13,328,597
ZAIS Financial Corp.	15,500	300,390
		1,378,789,285
Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc. (d)	155,030	6,340,727
Altisource Portfolio Solutions SA (a)(d)	57,688	5,764,762
American Realty Investments, Inc. (a)	1,965	11,849
AV Homes, Inc. (a)(d)	36,082	574,786
Consolidated-Tomoka Land Co.	16,519	966,362
Forest City Enterprises, Inc. Class A (a)(d)	547,740	11,392,992
Forestar Group, Inc. (a)(d)	117,514	2,350,280
Gladstone Land Corp.	66,704	824,461
Griffin Land & Nurseries, Inc. (d)	6,082	176,013
Howard Hughes Corp. (a)	109,863	17,399,003
InterGroup Corp. (a)	336	6,488
Jones Lang LaSalle, Inc. (d)	152,403	20,362,565
Kennedy-Wilson Holdings, Inc.	235,554	6,152,670
Maui Land & Pineapple, Inc. (a)(d)	17,943	124,345
RE/MAX Holdings, Inc. (d)	43,468	1,317,950
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Holdings Corp. (a)(d)	495,918	$ 20,218,577
Tejon Ranch Co. (a)(d)	51,333	1,443,484
The St. Joe Co. (a)(d)	333,458	7,222,700
Transcontinental Realty Investors, Inc. (a)	1,497	17,844
		102,667,858
Thrifts & Mortgage Finance - 1.0%
Astoria Financial Corp. (d)	297,236	3,884,875
Bank Mutual Corp.	123,703	815,203
BankFinancial Corp.	56,765	613,630
BBX Capital Corp. (a)	42,087	788,710
Bear State Financial, Inc. (a)(d)	4,711	39,101
Beneficial Mutual Bancorp, Inc. (a)	123,974	1,702,163
Berkshire Hills Bancorp, Inc.	93,712	2,308,127
BofI Holding, Inc. (a)(d)	44,261	3,407,654
Brookline Bancorp, Inc., Delaware	255,272	2,335,739
Cape Bancorp, Inc.	25,193	259,488
Capitol Federal Financial, Inc.	470,721	5,813,404
Charter Financial Corp.	19,819	214,243
Cheviot Financial Corp.	44	554
Chicopee Bancorp, Inc.	13,096	213,334
Clifton Bancorp, Inc.	24,683	310,265
Dime Community Bancshares, Inc.	111,333	1,718,982
Doral Financial Corp. (a)(d)	18,344	123,088
Elmira Savings Bank	185	4,098
ESB Financial Corp. (d)	37,377	472,819
ESSA Bancorp, Inc.	32,482	367,696
Essent Group Ltd. (d)	83,137	1,750,865
EverBank Financial Corp. (d)	292,629	5,524,836
Farmer Mac Class C (non-vtg.)	34,376	1,131,658
First Clover Leaf Financial Corp.	10,566	99,743
First Defiance Financial Corp.	27,762	774,560
First Financial Northwest, Inc.	34,706	375,866
Flagstar Bancorp, Inc. (a)	76,212	1,328,375
Fox Chase Bancorp, Inc.	32,985	563,714
Franklin Financial Corp./VA (a)(d)	27,950	555,087
Hampden Bancorp, Inc.	5,663	96,384
Heritage Financial Group, Inc.	17,720	363,260
HF Financial Corp.	832	11,149
Hingham Institution for Savings	2,478	204,485
HMN Financial, Inc. (a)	2,852	34,966
Home Bancorp, Inc. (a)	15,826	353,553
Home Loan Servicing Solutions Ltd. (d)	220,032	4,818,701
HomeStreet, Inc.	35,323	642,525
HopFed Bancorp, Inc.	13,771	158,780
IF Bancorp, Inc.	13,656	226,007
Impac Mortgage Holdings, Inc. (a)(d)	20,302	129,121
Kearny Financial Corp. (a)(d)	52,612	823,378
Ladder Capital Corp. Class A (d)	51,189	952,115
Madison County Financial, Inc.	11,541	214,663
Meridian Bancorp, Inc. (a)	75,178	795,383
Meta Financial Group, Inc.	16,401	623,238

	Shares	Value
MGIC Investment Corp. (a)(d)	1,183,447	$ 9,976,458
NASB Financial, Inc. (d)	5,535	134,501
Nationstar Mortgage Holdings, Inc. (a)(d)	75,479	2,641,765
New Hampshire Thrift Bancshares, Inc.	20,505	307,575
New York Community Bancorp, Inc. (d)	1,497,470	23,884,647
NMI Holdings, Inc. (a)(d)	20,200	195,536
Northfield Bancorp, Inc.	229,986	3,015,116
Northwest Bancshares, Inc. (d)	341,018	4,300,237
Ocean Shore Holding Co.	5,120	73,933
OceanFirst Financial Corp.	42,221	693,269
Ocwen Financial Corp. (a)(d)	404,151	11,291,979
Oneida Financial Corp.	2,810	36,839
Oritani Financial Corp.	159,392	2,390,880
PennyMac Financial Services, Inc. (a)	71,101	1,097,088
Peoples Federal Bancshares, Inc.	11,538	231,568
Poage Bankshares, Inc.	6,654	96,350
Provident Financial Holdings, Inc.	21,034	307,938
Provident Financial Services, Inc.	193,312	3,288,237
Pulaski Financial Corp.	11,679	134,192
Radian Group, Inc.	652,386	9,498,740
Riverview Bancorp, Inc. (a)	20,156	77,399
Security National Financial Corp. Class A	22,623	106,328
SI Financial Group, Inc.	15,322	166,244
Simplicity Bancorp, Inc.	22,747	369,639
Southern Missouri Bancorp, Inc.	4,001	143,316
Stonegate Mortgage Corp. (a)(d)	38,473	558,243
Territorial Bancorp, Inc.	28,348	582,835
TFS Financial Corp. (a)	321,262	4,639,023
Timberland Bancorp, Inc.	12,774	137,065
Tree.com, Inc. (a)(d)	19,805	633,562
Trustco Bank Corp., New York	336,648	2,363,269
United Community Financial Corp.	251,020	1,149,672
United Financial Bancorp, Inc. New	170,190	2,108,654
Walker & Dunlop, Inc. (a)(d)	71,009	1,007,618
Washington Federal, Inc.	359,078	7,809,947
Waterstone Financial, Inc. Maryland	32,153	367,509
Westfield Financial, Inc.	94,628	686,999
WSFS Financial Corp.	29,090	2,170,114
		146,619,869
TOTAL FINANCIALS		3,314,993,456
HEALTH CARE - 11.8%
Biotechnology - 3.6%
Aastrom Biosciences, Inc. (a)(d)	10,915	42,132
ACADIA Pharmaceuticals, Inc. (a)(d)	285,190	6,838,856
Acceleron Pharma, Inc. (d)	27,241	731,966
Achillion Pharmaceuticals, Inc. (a)(d)	302,104	3,495,343
Acorda Therapeutics, Inc. (a)(d)	152,201	4,958,709
Actinium Pharmaceuticals, Inc. (a)(d)	70,687	439,673
Adamas Pharmaceuticals, Inc. (d)	11,307	211,893
Advaxis, Inc. (a)(d)	40,574	157,427
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Aegerion Pharmaceuticals, Inc. (a)(d)	86,713	$ 2,649,082
Agenus, Inc. (a)(d)	180,276	566,067
Agios Pharmaceuticals, Inc. (a)(d)	32,363	1,495,818
Akebia Therapeutics, Inc. (a)(d)	20,260	456,053
Alder Biopharmaceuticals, Inc. (d)	26,623	453,656
Alkermes PLC (a)(d)	500,607	22,392,151
Alnylam Pharmaceuticals, Inc. (a)(d)	219,249	15,275,078
AMAG Pharmaceuticals, Inc. (a)(d)	73,978	1,674,122
Ambit Biosciences Corp. (a)(d)	30,440	230,431
Amicus Therapeutics, Inc. (a)	103,509	744,230
Anacor Pharmaceuticals, Inc. (a)(d)	109,727	2,555,542
Anthera Pharmaceuticals, Inc. (a)	86,499	219,707
Applied Genetic Technologies Corp. (d)	20,483	350,259
Aquinox Pharmaceuticals, Inc. (d)	4,406	36,173
ARCA biopharma, Inc. (a)(d)	25,653	35,658
Arena Pharmaceuticals, Inc. (a)(d)	771,983	3,180,570
Argos Therapeutics, Inc. (a)(d)	17,493	164,259
ARIAD Pharmaceuticals, Inc. (a)(d)	640,912	3,986,473
ArQule, Inc. (a)	171,131	225,893
Array BioPharma, Inc. (a)(d)	359,134	1,418,579
Arrowhead Research Corp. (a)(d)	166,812	2,430,451
Athersys, Inc. (a)(d)	250,029	352,541
Auspex Pharmaceuticals, Inc. (d)	44,224	1,016,710
AVEO Pharmaceuticals, Inc. (a)(d)	170,406	224,936
BIND Therapeutics, Inc. (d)	24,951	251,007
BioCryst Pharmaceuticals, Inc. (a)(d)	226,693	3,060,356
BioMarin Pharmaceutical, Inc. (a)	500,059	35,614,202
Biospecifics Technologies Corp. (a)	15,322	479,272
Biota Pharmaceuticals, Inc. (a)	106,873	245,808
BioTime, Inc. (a)(d)	128,062	398,273
Bluebird Bio, Inc. (a)	64,500	2,580,645
Cancer Genetics, Inc. (a)(d)	27,876	248,096
Cara Therapeutics, Inc. (d)	15,740	160,863
CASI Pharmaceuticals, Inc. (a)	37,512	64,896
Catalyst Pharmaceutical Partners, Inc. (a)(d)	212,099	678,717
Cel-Sci Corp. (a)(d)	239,050	255,784
Celladon Corp. (a)(d)	17,539	202,225
Celldex Therapeutics, Inc. (a)(d)	304,476	4,844,213
Cellular Dynamics International, Inc. (a)(d)	13,046	149,246
Celsion Corp. (a)(d)	37,190	120,868
Cepheid, Inc. (a)(d)	238,527	9,548,236
ChemoCentryx, Inc. (a)(d)	80,697	412,362
Chimerix, Inc. (a)(d)	103,109	2,633,404
Cleveland Biolabs, Inc. (a)	93,847	37,539
Clovis Oncology, Inc. (a)(d)	99,067	4,711,627
Conatus Pharmaceuticals, Inc. (a)(d)	20,891	143,939
Concert Pharmaceuticals, Inc. (d)	17,046	152,732
CorMedix, Inc. (a)(d)	49,454	94,457
Coronado Biosciences, Inc. (a)(d)	94,005	197,411

	Shares	Value
CTI BioPharma Corp. (a)(d)	498,131	$ 1,275,215
Cubist Pharmaceuticals, Inc. (d)	257,234	17,756,863
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)(d)	272,013	476,023
Cyclacel Pharmaceuticals, Inc. (a)(d)	58,323	202,964
Cytokinetics, Inc. (a)(d)	102,239	437,583
Cytori Therapeutics, Inc. (a)(d)	195,899	276,218
CytRx Corp. (a)(d)	159,962	531,074
DARA BioSciences, Inc. (a)	4,466	5,560
Dendreon Corp. (a)(d)	576,266	783,722
Dicerna Pharmaceuticals, Inc. (d)	20,848	287,285
Discovery Laboratories, Inc. (a)(d)	290,135	528,046
Durata Therapeutics, Inc. (a)(d)	32,482	511,916
Dyax Corp. (a)(d)	461,622	4,713,161
Dynavax Technologies Corp. (a)(d)	919,827	1,306,154
Eagle Pharmaceuticals, Inc. (d)	9,491	119,587
Eleven Biotherapeutics, Inc. (d)	16,387	181,568
Emergent BioSolutions, Inc. (a)(d)	101,053	2,516,220
Enanta Pharmaceuticals, Inc. (a)(d)	16,537	693,893
Enzon Pharmaceuticals, Inc.	134,828	221,118
Epirus Biopharmaceuticals, Inc. (a)(d)	6,060	56,419
Epizyme, Inc. (a)(d)	38,847	1,339,833
Esperion Therapeutics, Inc. (a)(d)	17,081	266,293
Exact Sciences Corp. (a)(d)	279,829	5,834,435
Exelixis, Inc. (a)(d)	599,718	2,482,833
Fate Therapeutics, Inc.	26,179	139,272
Fibrocell Science, Inc. (a)(d)	97,647	312,470
Five Prime Therapeutics, Inc.	27,200	316,336
Flexion Therapeutics, Inc. (d)	15,675	215,061
Foundation Medicine, Inc. (d)	25,039	582,658
Galectin Therapeutics, Inc. (a)(d)	80,065	501,207
Galena Biopharma, Inc. (a)(d)	464,147	1,095,387
Galmed Pharmaceuticals Ltd. (a)	12,871	87,652
Genocea Biosciences, Inc. (d)	18,731	239,944
Genomic Health, Inc. (a)(d)	59,800	1,777,256
GenVec, Inc. (a)	39,959	83,115
Geron Corp. (a)(d)	533,153	1,268,904
GlycoMimetics, Inc.	22,989	187,360
GTx, Inc. (a)(d)	79,767	75,779
Halozyme Therapeutics, Inc. (a)(d)	343,491	3,263,165
Harvard Apparatus (a)	22,493	197,489
Heat Biologics, Inc. (a)(d)	8,898	58,371
Hemispherx Biopharma, Inc. (a)(d)	646,292	174,499
Heron Therapeutics, Inc. (a)(d)	78,000	732,420
Hyperion Therapeutics, Inc. (a)(d)	18,970	490,564
iBio, Inc. (a)	102,306	49,107
Idera Pharmaceuticals, Inc. (a)(d)	239,487	692,117
Ignyta, Inc. (a)	19,602	147,015
ImmunoCellular Therapeutics Ltd. (a)(d)	177,102	175,331
ImmunoGen, Inc. (a)(d)	301,232	3,560,562
Immunomedics, Inc. (a)(d)	281,108	936,090
Incyte Corp. (a)(d)	517,562	28,051,860
Infinity Pharmaceuticals, Inc. (a)(d)	150,148	1,696,672
Inovio Pharmaceuticals, Inc. (a)(d)	193,345	2,047,524
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Insmed, Inc. (a)(d)	107,814	$ 1,501,849
Insys Therapeutics, Inc. (a)(d)	21,273	751,362
Intercept Pharmaceuticals, Inc. (a)(d)	41,282	11,960,221
InterMune, Inc. (a)(d)	372,689	27,374,007
Intrexon Corp. (d)	37,626	763,055
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	411,891	5,329,870
Isis Pharmaceuticals, Inc. (a)(d)	403,731	16,456,076
IsoRay, Inc. (a)(d)	212,731	508,427
KaloBios Pharmaceuticals, Inc. (a)(d)	71,639	109,608
Karyopharm Therapeutics, Inc. (d)	39,770	1,431,720
Keryx Biopharmaceuticals, Inc. (a)(d)	316,167	5,751,078
Kindred Biosciences, Inc. (d)	44,644	487,066
KYTHERA Biopharmaceuticals, Inc. (a)(d)	55,762	2,097,209
La Jolla Pharmaceutical Co. (a)(d)	33,204	345,986
Lexicon Pharmaceuticals, Inc. (a)(d)	983,912	1,495,546
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	70,561	3,671,994
General CVR (a)	26,087	1,643
Glucagon CVR (a)	26,087	2,478
rights (a)	26,087	287
TR Beta CVR (a)	26,087	313
LipoScience, Inc. (a)	15,054	42,904
Lpath, Inc. (a)(d)	36,191	123,049
Macrogenics, Inc.	30,033	641,505
MannKind Corp. (a)(d)	769,946	5,674,502
Mast Therapeutics, Inc. (a)(d)	531,478	332,174
Medgenics, Inc. (a)	53,680	333,353
MediciNova, Inc. (a)(d)	47,646	112,921
Medivation, Inc. (a)	263,021	24,003,296
MEI Pharma, Inc. (a)(d)	55,879	406,799
Merrimack Pharmaceuticals, Inc. (a)(d)	311,736	2,175,917
MiMedx Group, Inc. (a)(d)	292,637	2,060,164
Momenta Pharmaceuticals, Inc. (a)	168,915	1,991,508
Myriad Genetics, Inc. (a)(d)	257,414	9,315,813
Nanosphere, Inc. (a)(d)	212,254	178,039
NanoViricides, Inc. (a)(d)	143,363	561,983
Navidea Biopharmaceuticals, Inc. (a)(d)	444,645	635,842
Neuralstem, Inc. (a)(d)	278,617	1,133,971
Neurocrine Biosciences, Inc. (a)(d)	248,697	4,056,248
NewLink Genetics Corp. (a)(d)	58,339	1,610,740
Northwest Biotherapeutics, Inc. (a)(d)	144,240	842,362
Novavax, Inc. (a)(d)	811,349	3,805,227
NPS Pharmaceuticals, Inc. (a)(d)	334,411	10,092,524
Ohr Pharmaceutical, Inc. (a)(d)	72,370	594,881
OncoGenex Pharmaceuticals, Inc. (a)(d)	52,280	173,047
OncoMed Pharmaceuticals, Inc. (a)(d)	16,535	335,495
Onconova Therapeutics, Inc. (a)(d)	17,664	92,206
Oncothyreon, Inc. (a)(d)	231,517	541,750
Opexa Therapeutics, Inc. (a)(d)	68,287	99,016
Ophthotech Corp. (d)	37,946	1,478,376

	Shares	Value
Opko Health, Inc. (a)(d)	760,079	$ 6,764,703
Oragenics, Inc. (a)	27,929	46,083
Orexigen Therapeutics, Inc. (a)(d)	365,940	2,085,858
Organovo Holdings, Inc. (a)(d)	201,943	1,571,117
Osiris Therapeutics, Inc. (a)(d)	56,117	801,912
OvaScience, Inc. (a)(d)	50,474	681,904
OXiGENE, Inc. (a)(d)	55,832	132,880
Oxygen Biotherapeutics, Inc. (a)(d)	74,064	311,069
Palatin Technologies, Inc. (a)(d)	107,354	91,251
PDL BioPharma, Inc. (d)	546,035	5,509,493
Peregrine Pharmaceuticals, Inc. (a)(d)	579,602	956,343
Pharmacyclics, Inc. (a)(d)	235,996	29,355,542
PharmAthene, Inc. (a)(d)	123,056	281,798
Portola Pharmaceuticals, Inc. (a)(d)	39,606	1,104,611
Progenics Pharmaceuticals, Inc. (a)(d)	265,763	1,464,354
Prothena Corp. PLC (a)(d)	91,715	2,100,274
PTC Therapeutics, Inc. (a)(d)	61,671	1,952,504
Puma Biotechnology, Inc. (a)	68,883	17,944,710
Raptor Pharmaceutical Corp. (a)(d)	210,398	2,318,586
Receptos, Inc. (a)	69,623	3,561,216
Recro Pharma, Inc. (d)	14,684	86,929
Regado Biosciences, Inc. (d)	74,220	82,384
Regulus Therapeutics, Inc. (a)(d)	53,984	371,410
Repligen Corp. (a)(d)	104,226	1,986,548
Retrophin, Inc. (a)(d)	13,480	184,406
Rexahn Pharmaceuticals, Inc. (a)(d)	555,279	388,695
Rigel Pharmaceuticals, Inc. (a)	289,108	751,681
RXi Pharmaceuticals Corp. (a)	25,171	75,010
Sangamo Biosciences, Inc. (a)(d)	232,160	3,319,888
Sarepta Therapeutics, Inc. (a)(d)	132,661	3,041,917
Seattle Genetics, Inc. (a)(d)	392,720	17,283,607
SIGA Technologies, Inc. (a)(d)	109,876	148,333
Sorrento Therapeutics, Inc. (a)(d)	65,854	362,197
Spectrum Pharmaceuticals, Inc. (a)(d)	191,900	1,556,309
StemCells, Inc. (a)(d)	234,471	361,085
Stemline Therapeutics, Inc. (a)(d)	33,876	382,121
Sunesis Pharmaceuticals, Inc. (a)(d)	112,982	846,235
Synageva BioPharma Corp. (a)(d)	70,722	5,104,007
Synergy Pharmaceuticals, Inc. (a)(d)	292,606	1,141,163
Synta Pharmaceuticals Corp. (a)(d)	239,003	956,012
Synthetic Biologics, Inc. (a)(d)	102,779	269,281
Targacept, Inc. (a)	150,431	415,190
TESARO, Inc. (a)(d)	65,581	1,938,574
TetraLogic Pharmaceuticals Corp. (d)	27,014	120,212
TG Therapeutics, Inc. (a)(d)	111,094	942,077
Threshold Pharmaceuticals, Inc. (a)(d)	165,509	688,517
Trevena, Inc.	27,823	164,434
Trovagene, Inc. (a)(d)	57,904	338,159
Ultragenyx Pharmaceutical, Inc. (d)	78,821	4,205,889
United Therapeutics Corp. (a)(d)	151,709	17,875,871
Vanda Pharmaceuticals, Inc. (a)(d)	115,941	1,500,277
Venaxis, Inc. (a)(d)	80,385	139,066
Verastem, Inc. (a)(d)	49,464	430,831
Versartis, Inc. (a)(d)	22,053	507,219
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Vical, Inc. (a)(d)	229,477	$ 284,551
Vital Therapies, Inc. (d)	14,876	356,726
Xencor, Inc. (d)	47,171	504,258
XOMA Corp. (a)(d)	238,944	1,046,575
ZIOPHARM Oncology, Inc. (a)(d)	334,171	1,079,372
		542,014,418
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc.	78,882	3,766,616
Abiomed, Inc. (a)(d)	123,886	3,227,230
Accuray, Inc. (a)(d)	224,824	1,830,067
Alere, Inc. (a)(d)	264,567	9,378,900
Align Technology, Inc. (a)	244,748	13,328,976
Allied Healthcare Products, Inc. (a)	4,954	10,007
Alliqua, Inc. (a)(d)	31,587	171,202
Alphatec Holdings, Inc. (a)	230,873	360,162
Amedica Corp.	11,614	29,848
Analogic Corp. (d)	42,044	3,035,577
Angiodynamics, Inc. (a)	99,901	1,409,603
Anika Therapeutics, Inc. (a)	43,574	1,830,108
Antares Pharma, Inc. (a)(d)	441,109	1,036,606
Atossa Genetics, Inc. (a)(d)	64,731	119,752
Atricure, Inc. (a)	89,548	1,389,785
Atrion Corp.	5,493	1,757,760
Bacterin International Holdings, Inc. (a)(d)	7,376	35,036
Baxano Surgical, Inc. (a)(d)	51,338	18,867
BioLase Technology, Inc. (d)	117,156	253,057
BioLife Solutions, Inc. (a)	5,828	13,812
Bovie Medical Corp. (a)(d)	29,641	124,196
BSD Medical Corp. (a)	95,648	61,894
Cantel Medical Corp. (d)	122,006	4,449,559
Cardica, Inc. (a)(d)	99,667	111,627
Cardiovascular Systems, Inc. (a)(d)	102,715	2,926,350
Cerus Corp. (a)(d)	226,749	852,576
Cesca Therapeutics, Inc. (a)(d)	63,283	86,698
Chembio Diagnostics, Inc. (a)(d)	4,082	14,695
CONMED Corp.	92,250	3,643,875
Cryolife, Inc.	80,349	806,704
Cutera, Inc. (a)	39,466	382,820
Cyberonics, Inc. (a)(d)	83,817	4,810,258
Cynosure, Inc. Class A (a)	68,678	1,547,315
Delcath Systems, Inc. (a)(d)	31,941	76,658
Derma Sciences, Inc. (a)(d)	77,138	653,359
DexCom, Inc. (a)(d)	238,561	10,544,396
Digirad Corp.	45,825	180,092
Dynatronics Corp. (a)	3,425	14,043
Echo Therapeutics, Inc. (a)(d)	18,765	34,903
Endologix, Inc. (a)(d)	216,309	2,987,227
EnteroMedics, Inc. (a)(d)	152,453	222,581
ERBA Diagnostics, Inc. (a)(d)	28,032	101,756
Escalon Medical Corp. (a)	3,512	6,322

	Shares	Value
Exactech, Inc. (a)	29,017	$ 692,926
Fonar Corp. (a)(d)	24,768	302,665
Genmark Diagnostics, Inc. (a)(d)	132,359	1,422,859
Globus Medical, Inc. (a)	188,317	3,416,070
Greatbatch, Inc. (a)	89,268	4,067,943
Haemonetics Corp. (a)(d)	176,633	6,304,032
Hansen Medical, Inc. (a)(d)	236,840	296,050
HeartWare International, Inc. (a)(d)	52,027	4,219,390
Hill-Rom Holdings, Inc. (d)	199,491	8,739,701
Hologic, Inc. (a)(d)	951,400	23,661,318
ICU Medical, Inc. (a)(d)	48,701	3,048,196
IDEXX Laboratories, Inc. (a)(d)	178,177	22,088,603
Inogen, Inc. (d)	16,449	339,672
InspireMD, Inc. (a)(d)	71,907	170,420
Insulet Corp. (a)(d)	187,059	6,754,700
Integra LifeSciences Holdings Corp. (a)(d)	85,707	4,284,493
Invacare Corp. (d)	97,998	1,503,289
Iridex Corp. (a)	18,028	144,585
K2M Group Holdings, Inc. (d)	31,389	446,038
Kewaunee Scientific Corp.	5,250	94,605
Kips Bay Medical, Inc. (a)	9,803	3,725
Ldr Holding Corp. (d)	45,800	1,239,806
LeMaitre Vascular, Inc.	19,977	145,832
Masimo Corp. (a)(d)	180,137	4,042,274
Medical Action Industries, Inc. (a)	53,610	737,674
MELA Sciences, Inc. (a)(d)	11,735	27,695
Meridian Bioscience, Inc.	148,397	2,904,129
Merit Medical Systems, Inc. (a)	147,568	1,846,076
MGC Diagnostics Corp. (a)	3,151	25,303
Misonix, Inc. (a)	11,163	76,020
Natus Medical, Inc. (a)	101,180	2,844,170
Neogen Corp. (a)(d)	130,952	5,513,079
NeuroMetrix, Inc. (a)(d)	685	1,178
NuVasive, Inc. (a)	159,045	5,582,480
NxStage Medical, Inc. (a)(d)	197,959	2,597,222
OraSure Technologies, Inc. (a)	196,196	1,634,313
Orthofix International NV (a)	73,558	2,494,352
PhotoMedex, Inc. (a)(d)	47,544	388,910
Quidel Corp. (a)(d)	101,129	2,386,644
ResMed, Inc. (d)	487,771	25,876,252
Retractable Technologies, Inc. (a)	5,601	16,971
Rockwell Medical Technologies, Inc. (a)(d)	112,115	1,069,577
RTI Biologics, Inc. (a)	181,826	965,496
Sirona Dental Systems, Inc. (a)(d)	190,568	15,533,198
Staar Surgical Co. (a)(d)	95,060	1,094,141
Stereotaxis, Inc. (a)	64,951	190,956
Steris Corp.	202,247	11,384,484
SurModics, Inc. (a)	43,320	884,594
Symmetry Medical, Inc. (a)	136,148	1,255,285
Synergetics U.S.A., Inc. (a)	71,442	217,184
Tandem Diabetes Care, Inc. (d)	31,616	447,366
TearLab Corp. (a)(d)	100,207	387,801
Teleflex, Inc.	141,324	15,472,152
The Cooper Companies, Inc. (d)	164,899	26,883,484
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
The Spectranetics Corp. (a)(d)	145,169	$ 4,119,896
Thoratec Corp. (a)	205,510	5,137,750
Tornier NV (a)	130,085	2,812,438
TransEnterix, Inc. (a)(d)	93,432	368,122
TriVascular Technologies, Inc.	19,445	280,202
Unilife Corp. (a)(d)	338,238	862,507
Uroplasty, Inc. (a)	64,999	170,947
Utah Medical Products, Inc.	9,539	496,887
Vascular Solutions, Inc. (a)(d)	53,247	1,272,603
Veracyte, Inc. (d)	14,882	186,918
Vermillion, Inc. (a)(d)	65,547	144,203
Vision Sciences, Inc. (a)	22,011	19,810
Volcano Corp. (a)(d)	185,809	2,311,464
West Pharmaceutical Services, Inc. (d)	254,370	11,047,289
Wright Medical Group, Inc. (a)(d)	165,918	4,950,993
Zeltiq Aesthetics, Inc. (a)(d)	77,310	1,624,283
		341,616,565
Health Care Providers & Services - 2.9%
Acadia Healthcare Co., Inc. (a)(d)	148,791	7,619,587
Adcare Health Systems, Inc. (a)(d)	40,556	200,752
Addus HomeCare Corp. (a)	22,321	488,830
Air Methods Corp. (a)(d)	121,309	7,115,986
Alliance Healthcare Services, Inc. (a)	37,207	1,058,539
Almost Family, Inc. (a)	28,394	794,464
Amedisys, Inc. (a)(d)	117,539	2,458,916
American CareSource Holdings, Inc. (a)	2,053	6,611
American Shared Hospital Services (a)	115	260
AMN Healthcare Services, Inc. (a)	168,489	2,547,554
AmSurg Corp. (a)(d)	128,691	6,922,289
Bio-Reference Laboratories, Inc. (a)(d)	87,412	2,539,319
BioScrip, Inc. (a)(d)	205,484	1,738,395
BioTelemetry, Inc. (a)	88,354	646,751
Brookdale Senior Living, Inc. (a)	577,486	20,183,136
Capital Senior Living Corp. (a)	91,513	2,092,902
Centene Corp. (a)(d)	200,060	15,630,688
Chemed Corp. (d)	61,290	6,472,837
Chindex International, Inc. (a)	41,105	982,821
Community Health Systems, Inc. (a)(d)	394,023	21,387,568
Corvel Corp. (a)	41,320	1,689,988
Cross Country Healthcare, Inc. (a)(d)	94,255	752,155
Diversicare Healthcare Services, Inc. (d)	12,213	134,954
Envision Healthcare Holdings, Inc.	349,231	12,767,885
ExamWorks Group, Inc. (a)(d)	114,271	3,765,229
Five Star Quality Care, Inc. (a)	149,941	695,726
Gentiva Health Services, Inc. (a)(d)	96,791	1,749,013
Hanger, Inc. (a)(d)	115,793	2,593,763
HCA Holdings, Inc. (a)	1,079,139	75,345,485
Health Net, Inc. (a)	277,745	13,109,564
HealthSouth Corp.	300,625	11,841,619
Healthways, Inc. (a)(d)	128,820	2,249,197

	Shares	Value
Henry Schein, Inc. (a)(d)	285,467	$ 34,167,545
Hooper Holmes, Inc. (a)	128,551	87,415
InfuSystems Holdings, Inc. (a)	7,867	22,028
IPC The Hospitalist Co., Inc. (a)(d)	63,434	3,066,400
Kindred Healthcare, Inc.	219,614	4,535,029
Landauer, Inc.	33,237	1,210,492
LHC Group, Inc. (a)	42,300	1,088,802
LifePoint Hospitals, Inc. (a)	158,267	11,838,372
Magellan Health Services, Inc. (a)	100,180	5,596,055
MEDNAX, Inc. (a)(d)	348,386	19,945,099
Molina Healthcare, Inc. (a)(d)	97,946	4,685,737
MWI Veterinary Supply, Inc. (a)(d)	45,742	6,497,651
National Healthcare Corp.	34,496	1,976,621
National Research Corp. Class A (a)	27,189	380,374
NeoStem, Inc. (a)(d)	84,204	484,173
Omnicare, Inc. (d)	342,379	21,833,509
Owens & Minor, Inc. (d)	214,436	7,376,598
PDI, Inc. (a)	19,284	56,116
PharMerica Corp. (a)	102,387	2,548,412
Premier, Inc.	105,078	3,318,363
Providence Service Corp. (a)	40,157	1,828,348
Psychemedics Corp.	15,744	224,982
RadNet, Inc. (a)	101,700	679,356
Select Medical Holdings Corp.	206,647	2,897,191
Sharps Compliance Corp. (a)	29,684	130,906
Skilled Healthcare Group, Inc. (a)	74,963	555,476
SunLink Health Systems, Inc. (a)	19,190	24,179
Surgical Care Affiliates, Inc.	36,872	1,097,311
Team Health Holdings, Inc. (a)(d)	243,861	14,270,746
The Ensign Group, Inc.	73,014	2,555,490
Triple-S Management Corp. (a)	81,088	1,552,024
U.S. Physical Therapy, Inc.	40,198	1,435,069
Universal American Spin Corp. (d)	125,867	1,076,163
Universal Health Services, Inc. Class B	309,451	35,413,572
VCA Antech, Inc. (a)	301,547	12,288,040
Wellcare Health Plans, Inc. (a)(d)	150,181	9,890,921
		444,217,348
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	545,933	8,066,160
Arrhythmia Research Technology, Inc. (a)	9,913	67,210
athenahealth, Inc. (a)(d)	128,969	18,628,282
Authentidate Holding Corp. (a)(d)	33,216	23,916
Castlight Health, Inc. Class B (a)(d)	36,349	432,917
CollabRx, Inc. (a)	177	250
Computer Programs & Systems, Inc.	35,893	2,205,266
HealthStream, Inc. (a)(d)	81,710	2,121,192
HMS Holdings Corp. (a)(d)	294,558	6,733,596
iCAD, Inc. (a)	39,246	414,045
IMS Health Holdings, Inc.	218,262	6,089,510
MedAssets, Inc. (a)	221,024	5,083,552
Medidata Solutions, Inc. (a)(d)	174,248	8,109,502
Merge Healthcare, Inc. (a)(d)	198,185	515,281
Omnicell, Inc. (a)	122,796	3,456,707
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Quality Systems, Inc.	152,647	$ 2,390,452
Simulations Plus, Inc.	29,586	198,226
Streamline Health Solutions, Inc. (a)	48,900	232,275
Veeva Systems, Inc. Class A (d)	84,863	2,543,344
Vocera Communications, Inc. (a)(d)	68,642	602,677
		67,914,360
Life Sciences Tools & Services - 1.3%
Accelerate Diagnostics, Inc. (a)(d)	90,417	1,831,848
Affymetrix, Inc. (a)(d)	239,666	2,077,904
Albany Molecular Research, Inc. (a)(d)	66,949	1,325,590
Apricus Biosciences, Inc. (a)(d)	103,681	196,994
BG Medicine, Inc. (a)(d)	146,045	115,376
Bio-Rad Laboratories, Inc. Class A (a)	70,269	8,450,550
Bioanalytical Systems, Inc. (a)(d)	4,772	10,498
Bruker BioSciences Corp. (a)	369,173	7,405,610
Cambrex Corp. (a)	104,384	2,288,097
Charles River Laboratories International, Inc. (a)	161,749	9,559,366
CombiMatrix Corp. (a)(d)	13,852	26,042
Covance, Inc. (a)(d)	191,071	15,839,786
Enzo Biochem, Inc. (a)	134,553	800,590
Fluidigm Corp. (a)(d)	94,077	2,560,776
Harvard Bioscience, Inc. (a)	89,618	405,073
Illumina, Inc. (a)(d)	481,080	86,286,509
Luminex Corp. (a)	135,061	2,545,900
Mettler-Toledo International, Inc. (a)(d)	100,455	27,171,068
Nanostring Technologies, Inc. (a)(d)	36,430	405,830
NeoGenomics, Inc. (a)(d)	129,047	687,821
Pacific Biosciences of California, Inc. (a)(d)	178,598	1,046,584
PAREXEL International Corp. (a)(d)	191,361	10,800,415
pSivida Corp. (a)(d)	82,313	396,749
Quintiles Transnational Holdings, Inc. (a)	181,858	10,205,871
Response Genetics, Inc. (a)(d)	92,898	74,318
Sequenom, Inc. (a)(d)	403,889	1,498,428
Techne Corp.	113,792	10,869,412
VirtualScopics, Inc. (a)	2,167	9,773
		204,892,778
Pharmaceuticals - 1.3%
AcelRx Pharmaceuticals, Inc. (a)(d)	81,141	580,158
Achaogen, Inc. (a)(d)	19,714	187,480
Acura Pharmaceuticals, Inc. (a)(d)	93,798	91,922
Adamis Pharmaceuticals Corp. (a)(d)	35,529	142,827
Aerie Pharmaceuticals, Inc. (d)	30,148	493,824
Akorn, Inc. (a)(d)	255,543	9,971,288
Alexza Pharmaceuticals, Inc. (a)(d)	41,665	145,828
Alimera Sciences, Inc. (a)(d)	47,590	299,341
Ampio Pharmaceuticals, Inc. (a)(d)	146,523	687,193
ANI Pharmaceuticals, Inc. (a)(d)	24,842	728,616
Aratana Therapeutics, Inc. (a)(d)	67,352	782,630

	Shares	Value
Assembly Biosciences, Inc. (a)	13,461	$ 97,727
AstraZeneca PLC rights (a)	21,542	0
Auxilium Pharmaceuticals, Inc. (a)(d)	159,396	2,964,766
AVANIR Pharmaceuticals Class A (a)(d)	565,635	3,518,250
Bio Path Holdings, Inc. (a)(d)	249,968	577,426
Biodel, Inc. (a)(d)	35,927	69,698
Biodelivery Sciences International, Inc. (a)	132,799	2,124,784
Cempra, Inc. (a)(d)	75,436	797,359
Columbia Laboratories, Inc. (a)(d)	40,260	242,365
Corcept Therapeutics, Inc. (a)(d)	220,514	608,619
Corium International, Inc. (d)	13,356	87,348
Cumberland Pharmaceuticals, Inc. (a)	33,632	172,196
DepoMed, Inc. (a)(d)	202,001	3,100,715
Dipexium Pharmaceuticals, Inc. (d)	8,421	81,515
Durect Corp. (a)	379,275	599,255
Egalet Corp. (d)	14,243	138,015
Endo Health Solutions, Inc. (a)	477,393	30,414,708
Endocyte, Inc. (a)(d)	115,046	846,739
Evoke Pharma, Inc.	10,276	68,438
Heska Corp. (a)	19,187	266,507
Horizon Pharma, Inc. (a)(d)	213,389	2,197,907
Impax Laboratories, Inc. (a)	232,534	5,729,638
Imprimis Pharmaceuticals, Inc. (a)	2,839	22,144
Intra-Cellular Therapies, Inc. (d)	66,607	947,152
Jazz Pharmaceuticals PLC (a)	184,154	30,002,370
Lannett Co., Inc. (a)(d)	99,797	3,930,006
Lipocine, Inc. (a)	10,715	104,364
Nektar Therapeutics (a)(d)	438,756	6,256,661
NovaBay Pharmaceuticals, Inc. (a)(d)	83,647	66,081
Ocera Therapeutics, Inc. (a)	4,892	29,058
Oculus Innovative Sciences, Inc. (a)(d)	18,447	44,642
Omeros Corp. (a)(d)	108,585	1,619,002
Pacira Pharmaceuticals, Inc. (a)(d)	125,599	13,597,348
Pain Therapeutics, Inc. (a)(d)	127,482	537,974
Pernix Therapeutics Holdings, Inc. (a)(d)	32,139	279,288
Phibro Animal Health Corp. Class A	39,306	752,317
Pozen, Inc. (d)	94,842	787,189
Prestige Brands Holdings, Inc. (a)(d)	181,342	6,276,247
Relypsa, Inc. (d)	39,819	1,006,624
Repros Therapeutics, Inc. (a)(d)	76,203	1,670,370
Revance Therapeutics, Inc. (d)	32,960	769,616
Sagent Pharmaceuticals, Inc. (a)(d)	73,832	2,054,006
Salix Pharmaceuticals Ltd. (a)(d)	219,436	34,914,462
SciClone Pharmaceuticals, Inc. (a)(d)	165,132	1,132,806
SCYNEXIS, Inc.	14,164	99,006
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	85,589	589,708
Supernus Pharmaceuticals, Inc. (a)(d)	86,480	783,076
Tetraphase Pharmaceuticals, Inc. (a)	54,913	718,811
The Medicines Company (a)(d)	220,950	5,658,530
TherapeuticsMD, Inc. (a)(d)	329,975	1,831,361
Theravance Biopharma, Inc. (a)(d)	82,086	2,410,455
Theravance, Inc. (a)(d)	287,302	6,768,835
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Transcept Pharmaceuticals, Inc. (d)	34,975	$ 76,945
VIVUS, Inc. (a)(d)	380,623	1,632,873
XenoPort, Inc. (a)(d)	188,526	957,712
Zogenix, Inc. (a)(d)	375,255	506,594
		197,648,715
TOTAL HEALTH CARE		1,798,304,184
INDUSTRIALS - 15.3%
Aerospace & Defense - 1.7%
AAR Corp. (d)	136,468	3,780,164
AeroVironment, Inc. (a)(d)	65,978	2,080,946
Alliant Techsystems, Inc.	110,337	13,902,462
American Science & Engineering, Inc.	30,419	1,761,260
API Technologies Corp. (a)	126,577	275,938
Arotech Corp. (a)(d)	70,548	252,562
Astronics Corp. (a)(d)	51,486	3,230,232
Astrotech Corp. (a)(d)	39,511	115,372
BE Aerospace, Inc. (a)	339,536	28,772,281
Breeze Industrial Products Corp. (a)	10,964	111,723
CPI Aerostructures, Inc. (a)(d)	20,017	225,191
Cubic Corp. (d)	77,870	3,476,117
Curtiss-Wright Corp. (d)	168,682	12,118,115
DigitalGlobe, Inc. (a)(d)	238,086	7,230,672
Ducommun, Inc. (a)	34,897	1,083,901
Engility Holdings, Inc. (a)	61,914	2,175,658
Erickson Air-Crane, Inc. (a)(d)	27,407	362,046
Esterline Technologies Corp. (a)(d)	111,286	13,046,058
Exelis, Inc.	658,344	11,316,933
GenCorp, Inc. (non-vtg.) (a)(d)	209,446	3,860,090
HEICO Corp. (d)	89,782	4,651,605
HEICO Corp. Class A	120,967	5,022,550
Hexcel Corp. (a)	343,037	14,129,694
Huntington Ingalls Industries, Inc.	167,916	17,145,903
Innovative Solutions & Support, Inc. (a)	34,266	188,806
KEYW Holding Corp. (a)(d)	90,660	1,072,508
Kratos Defense & Security Solutions, Inc. (a)(d)	148,815	1,120,577
LMI Aerospace, Inc. (a)(d)	40,944	622,758
Micronet Enertec Technologies, Inc. (a)	8,571	23,742
Moog, Inc. Class A (a)	157,374	11,157,817
National Presto Industries, Inc. (d)	19,337	1,266,380
Orbital Sciences Corp. (a)(d)	211,700	5,667,209
SIFCO Industries, Inc. (d)	6,788	183,887
Sparton Corp. (a)	27,651	795,243
Spirit AeroSystems Holdings, Inc. Class A (a)	445,935	17,101,607
Taser International, Inc. (a)(d)	174,644	2,736,671
Teledyne Technologies, Inc. (a)(d)	132,210	12,833,625

	Shares	Value
TransDigm Group, Inc. (d)	169,219	$ 31,811,480
Triumph Group, Inc.	184,578	12,804,176
		249,513,959
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	176,295	1,440,330
Atlas Air Worldwide Holdings, Inc. (a)(d)	85,402	2,856,697
Echo Global Logistics, Inc. (a)(d)	53,905	1,399,374
Forward Air Corp.	118,062	5,465,090
Hub Group, Inc. Class A (a)(d)	126,075	5,483,002
Park-Ohio Holdings Corp.	30,894	1,793,088
Radiant Logistics, Inc. (a)	37,185	115,274
UTi Worldwide, Inc. (d)	311,951	2,863,710
XPO Logistics, Inc. (a)(d)	177,761	5,505,258
		26,921,823
Airlines - 1.5%
Alaska Air Group, Inc.	469,946	21,777,298
Allegiant Travel Co. (d)	52,762	6,482,339
American Airlines Group, Inc.	2,469,446	96,086,098
CHC Group Ltd. (a)(d)	103,129	715,715
Hawaiian Holdings, Inc. (a)(d)	198,497	3,096,553
JetBlue Airways Corp. (a)(d)	780,240	9,542,335
Republic Airways Holdings, Inc. (a)	176,772	1,794,236
SkyWest, Inc. (d)	180,939	1,623,023
Spirit Airlines, Inc. (a)	251,797	17,723,991
United Continental Holdings, Inc. (a)	1,281,389	61,006,930
		219,848,518
Building Products - 0.8%
A.O. Smith Corp. (d)	259,682	12,745,193
AAON, Inc.	148,597	2,772,820
American Woodmark Corp. (a)	43,110	1,690,774
Apogee Enterprises, Inc.	103,282	3,770,826
Armstrong World Industries, Inc. (a)(d)	152,688	8,807,044
Builders FirstSource, Inc. (a)	172,637	1,191,195
Continental Building Products, Inc. (a)(d)	46,062	736,531
Fortune Brands Home & Security, Inc.	564,451	24,389,928
Gibraltar Industries, Inc. (a)	106,106	1,688,146
Griffon Corp.	169,928	2,119,002
Insteel Industries, Inc.	54,988	1,291,118
Lennox International, Inc.	154,812	12,967,053
Masonite International Corp. (a)	59,133	3,381,225
NCI Building Systems, Inc. (a)(d)	106,899	2,133,704
Norcraft Companies, Inc.	31,325	519,055
Nortek, Inc. (a)	57,256	4,770,570
Owens Corning	373,444	13,443,984
Patrick Industries, Inc. (a)	36,314	1,513,931
PGT, Inc. (a)	118,950	1,243,028
Ply Gem Holdings, Inc. (a)(d)	61,929	730,143
Quanex Building Products Corp.	127,404	2,300,916
Simpson Manufacturing Co. Ltd. (d)	150,324	4,858,472
Trex Co., Inc. (a)(d)	101,418	3,813,317
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Universal Forest Products, Inc.	70,037	$ 3,316,252
USG Corp. (a)(d)	338,691	9,811,878
		126,006,105
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	190,162	5,058,309
ACCO Brands Corp. (a)(d)	398,384	3,079,508
Acme United Corp.	1,357	22,865
Amrep Corp. (a)	2,745	16,470
ARC Document Solutions, Inc. (a)	122,333	993,344
Avalon Holdings Corp. Class A (a)	128	541
Brady Corp. Class A	171,982	4,578,161
Casella Waste Systems, Inc. Class A (a)	117,559	524,313
CECO Environmental Corp. (d)	73,503	1,033,452
Cenveo, Inc. (a)(d)	194,163	590,256
Civeo Corp.	362,468	9,210,312
Clean Harbors, Inc. (a)(d)	191,766	11,609,514
Command Security Corp. (a)	4,127	8,997
CompX International, Inc. Class A	729	7,691
Copart, Inc. (a)	388,861	13,388,484
Courier Corp.	28,388	382,670
Covanta Holding Corp. (d)	443,232	9,303,440
Deluxe Corp.	172,940	10,298,577
Ecology & Environment, Inc. Class A	5,634	54,819
Ennis, Inc.	84,717	1,222,466
Fuel Tech, Inc. (a)(d)	72,552	331,563
G&K Services, Inc. Class A	68,430	3,824,553
Healthcare Services Group, Inc. (d)	246,803	6,745,126
Heritage-Crystal Clean, Inc. (a)(d)	26,946	431,405
Herman Miller, Inc.	205,941	6,120,567
HNI Corp.	158,301	6,001,191
Hudson Technologies, Inc. (a)(d)	71,297	218,169
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(d)	12,843	79,627
InnerWorkings, Inc. (a)(d)	130,564	1,131,990
Interface, Inc. (d)	206,587	3,518,177
Intersections, Inc. (d)	42,827	149,895
KAR Auction Services, Inc. (d)	483,867	14,593,429
Kimball International, Inc. Class B	113,583	1,803,698
Knoll, Inc.	168,647	3,084,554
MagneGas Corp. (a)(d)	47,231	55,260
McGrath RentCorp. (d)	87,775	3,247,675
Metalico, Inc. (a)(d)	129,811	157,071
Mobile Mini, Inc.	145,810	5,711,378
Msa Safety, Inc.	109,856	6,081,628
Multi-Color Corp.	45,195	2,096,144
NL Industries, Inc.	19,361	170,183
Performant Financial Corp. (a)(d)	101,625	977,633
Perma-Fix Environmental Services, Inc. (a)(d)	24,334	93,443
Quad/Graphics, Inc.	87,062	1,951,059
R.R. Donnelley & Sons Co. (d)	672,691	11,886,450

	Shares	Value
Rollins, Inc.	201,375	$ 5,990,906
SP Plus Corp. (a)(d)	59,437	1,286,811
Standard Register Co. (a)(d)	7,636	43,220
Steelcase, Inc. Class A	230,401	3,617,296
Swisher Hygiene, Inc. (a)(d)	36,476	133,867
Team, Inc. (a)(d)	67,994	2,713,641
Tetra Tech, Inc. (d)	220,994	5,635,347
The Brink's Co.	170,136	4,658,324
TRC Companies, Inc. (a)	70,527	406,236
U.S. Ecology, Inc.	72,607	3,103,223
UniFirst Corp.	53,870	5,222,697
United Stationers, Inc.	140,267	5,701,854
Versar, Inc. (a)	11,390	37,245
Viad Corp.	77,914	1,709,433
Virco Manufacturing Co. (a)	17,110	48,592
Waste Connections, Inc.	430,752	21,132,693
West Corp. (d)	82,531	2,447,869
		215,735,311
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)(d)	344,711	13,043,864
Aegion Corp. (a)(d)	132,798	3,274,799
Ameresco, Inc. Class A (a)(d)	58,398	491,127
Argan, Inc.	40,170	1,608,809
Chicago Bridge & Iron Co. NV	369,590	23,439,398
Comfort Systems U.S.A., Inc.	133,880	2,034,976
Dycom Industries, Inc. (a)(d)	117,169	3,656,844
EMCOR Group, Inc.	231,845	10,015,704
Foster Wheeler AG	339,192	11,071,227
Furmanite Corp. (a)(d)	137,457	1,249,484
Goldfield Corp.	60,575	126,602
Granite Construction, Inc. (d)	134,097	4,729,601
Great Lakes Dredge & Dock Corp. (a)(d)	202,486	1,542,943
Integrated Electrical Services, Inc. (a)	39,773	303,070
KBR, Inc.	511,747	11,268,669
Layne Christensen Co. (a)(d)	69,984	796,418
MasTec, Inc. (a)(d)	204,727	6,244,174
MYR Group, Inc. (a)	82,089	1,919,241
Northwest Pipe Co. (a)(d)	32,983	1,219,052
Orion Marine Group, Inc. (a)	91,416	924,216
Pike Corp. (a)	85,970	1,024,762
Primoris Services Corp. (d)	124,416	3,613,041
Sterling Construction Co., Inc. (a)	60,041	511,549
Tutor Perini Corp. (a)(d)	141,192	4,218,817
URS Corp.	229,680	13,914,014
Willdan Group, Inc. (a)	13,349	143,502
		122,385,903
Electrical Equipment - 1.1%
Active Power, Inc. (a)	47,662	104,856
Acuity Brands, Inc. (d)	147,326	18,250,745
Allied Motion Technologies, Inc.	14,531	237,582
Altair Nanotechnologies, Inc. (a)(d)	24,072	85,696
American Electric Technologies, Inc. (a)	11,601	80,743
American Superconductor Corp. (a)(d)	173,059	307,180
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
AZZ, Inc. (d)	91,441	$ 4,237,376
Babcock & Wilcox Co.	384,328	11,164,728
Broadwind Energy, Inc. (a)	50,197	459,805
Capstone Turbine Corp. (a)(d)	1,142,904	1,428,630
Digital Power Corp. (a)(d)	4,959	5,703
Encore Wire Corp. (d)	69,613	2,955,072
EnerSys	163,080	10,484,413
Enphase Energy, Inc. (a)	40,205	566,086
Espey Manufacturing & Electronics Corp.	5,358	131,271
Franklin Electric Co., Inc. (d)	135,690	5,150,792
FuelCell Energy, Inc. (a)(d)	697,025	1,770,444
Generac Holdings, Inc. (a)(d)	237,695	11,057,571
General Cable Corp.	173,857	3,732,710
Global Power Equipment Group, Inc.	46,800	788,580
GrafTech International Ltd. (a)(d)	407,460	3,557,126
Hubbell, Inc. Class B	186,963	22,603,827
Ideal Power, Inc. (a)(d)	10,507	84,476
Lime Energy Co. (a)(d)	4,467	16,081
LSI Industries, Inc.	61,904	435,185
MagneTek, Inc. (a)	6,645	191,044
Ocean Power Technologies, Inc. (a)(d)	52,155	68,323
Orion Energy Systems, Inc. (a)(d)	65,072	310,393
Plug Power, Inc. (a)(d)	519,981	2,901,494
Polypore International, Inc. (a)(d)	153,378	6,875,936
Powell Industries, Inc.	33,460	1,763,007
Power Solutions International, Inc. (a)(d)	16,088	1,099,615
PowerSecure International, Inc. (a)(d)	76,447	845,504
Preformed Line Products Co.	9,836	559,668
Real Goods Solar, Inc. Class A (a)(d)	121,429	182,144
Regal-Beloit Corp.	160,538	11,409,436
Revolution Lighting Technologies, Inc. (a)(d)	124,109	256,906
Sensata Technologies Holding BV (a)	541,053	26,603,576
SL Industries, Inc. (a)	15,027	687,786
SolarCity Corp. (a)(d)	165,281	11,351,499
Thermon Group Holdings, Inc. (a)(d)	116,087	3,151,762
Ultralife Corp. (a)	43,594	148,220
Vicor Corp. (a)	64,365	527,793
ZBB Energy Corp. (a)(d)	71,337	79,897
		168,710,681
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	223,580	18,534,782
Raven Industries, Inc. (d)	129,668	3,456,949
		21,991,731
Machinery - 3.8%
Accuride Corp. (a)	132,658	604,920
Actuant Corp. Class A (d)	251,952	8,498,341
Adept Technology, Inc. (a)(d)	40,541	327,166
AGCO Corp.	296,134	14,463,185
Alamo Group, Inc.	26,680	1,300,650

	Shares	Value
Albany International Corp. Class A	100,741	$ 3,784,839
Allison Transmission Holdings, Inc.	570,639	17,507,205
Altra Industrial Motion Corp.	94,746	3,151,252
American Railcar Industries, Inc.	32,423	2,584,113
Art's-Way Manufacturing Co., Inc.	9,831	50,826
Astec Industries, Inc.	69,250	2,876,645
Barnes Group, Inc.	168,850	5,781,424
Blount International, Inc. (a)	172,961	2,763,917
Briggs & Stratton Corp.	162,631	3,275,388
Chart Industries, Inc. (a)(d)	103,493	6,922,647
Chicago Rivet & Machine Co.	772	26,202
CIRCOR International, Inc.	63,729	4,536,868
CLARCOR, Inc. (d)	174,986	11,060,865
Colfax Corp. (a)(d)	319,800	20,342,478
Columbus McKinnon Corp. (NY Shares)	62,931	1,577,051
Commercial Vehicle Group, Inc. (a)	82,863	664,561
Crane Co.	168,761	11,744,078
Donaldson Co., Inc. (d)	418,119	17,502,461
Douglas Dynamics, Inc.	80,123	1,597,653
Dynamic Materials Corp.	47,080	939,717
Eastern Co.	14,302	225,400
Energy Recovery, Inc. (a)(d)	141,452	670,482
EnPro Industries, Inc. (a)(d)	82,779	5,620,694
ESCO Technologies, Inc.	95,557	3,440,052
ExOne Co. (a)(d)	33,912	992,604
Federal Signal Corp.	221,782	3,264,631
FreightCar America, Inc.	47,091	1,402,841
Global Brass & Copper Holdings, Inc.	80,528	1,244,158
Gorman-Rupp Co.	63,289	1,963,858
Graco, Inc. (d)	211,255	16,237,059
Graham Corp.	37,894	1,158,041
Greenbrier Companies, Inc. (d)	83,214	5,951,465
Hardinge, Inc.	28,207	318,739
Harsco Corp.	290,912	7,040,070
Hillenbrand, Inc.	215,614	7,210,132
Hurco Companies, Inc.	17,515	580,447
Hyster-Yale Materials Handling Class A	38,190	2,944,067
IDEX Corp.	269,316	20,721,173
ITT Corp.	307,329	14,708,766
John Bean Technologies Corp.	99,102	2,878,913
Kadant, Inc.	39,201	1,553,928
Kennametal, Inc. (d)	268,384	12,026,287
Key Technology, Inc. (a)	12,346	162,473
L.B. Foster Co. Class A	33,294	1,746,603
Lincoln Electric Holdings, Inc.	275,724	19,603,976
Lindsay Corp. (d)	46,579	3,622,915
LiqTech International, Inc. (a)	90,569	142,193
Lydall, Inc. (a)	60,920	1,687,484
Manitex International, Inc. (a)(d)	43,889	592,063
Manitowoc Co., Inc.	459,814	13,527,728
Meritor, Inc. (a)(d)	336,860	4,591,402
MFRI, Inc. (a)	13,428	171,073
Middleby Corp. (a)	197,049	16,991,535
Miller Industries, Inc.	29,446	557,118
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Mueller Industries, Inc.	200,620	$ 5,866,129
Mueller Water Products, Inc. Class A	561,955	5,186,845
Navistar International Corp. (a)(d)	235,713	8,888,737
NN, Inc.	61,408	1,791,885
Nordson Corp.	210,276	17,044,973
Omega Flex, Inc.	5,411	95,288
Oshkosh Truck Corp.	287,502	14,283,099
PMFG, Inc. (a)(d)	53,404	286,245
Proto Labs, Inc. (a)(d)	71,040	5,345,050
RBC Bearings, Inc. (d)	85,056	5,258,162
Rexnord Corp. (a)	293,481	8,572,580
SPX Corp.	151,748	15,789,379
Standex International Corp.	46,541	3,473,355
Sun Hydraulics Corp. (d)	87,313	3,495,139
Supreme Industries, Inc. Class A	16,037	125,409
Taylor Devices, Inc. (a)	3,820	32,661
Tecumseh Products Co. (a)	49,815	261,031
Tennant Co.	67,060	4,673,411
Terex Corp.	381,012	14,253,659
The L.S. Starrett Co. Class A	18,776	330,082
Timken Co.	266,546	12,071,868
Titan International, Inc. (d)	188,051	2,726,740
Toro Co.	195,916	12,054,711
TriMas Corp. (a)(d)	147,403	4,672,675
Trinity Industries, Inc. (d)	532,900	25,781,702
Twin Disc, Inc.	28,396	918,611
U-Vend, Inc. (a)	37	17
Valmont Industries, Inc. (d)	92,016	12,951,252
Wabash National Corp. (a)(d)	244,547	3,457,895
WABCO Holdings, Inc. (a)	207,878	21,453,010
Wabtec Corp.	327,181	27,273,808
Watts Water Technologies, Inc. Class A	99,738	6,312,418
Woodward, Inc. (d)	207,260	10,825,190
WSI Industries, Inc.	5,668	43,700
Xerium Technologies, Inc. (a)	44,737	668,818
		575,700,356
Marine - 0.2%
Baltic Trading Ltd. (d)	148,093	869,306
International Shipholding Corp.	22,466	458,980
Kirby Corp. (a)	190,365	22,708,641
Matson, Inc.	149,156	4,025,720
Rand Logistics, Inc. (a)(d)	41,510	261,513
		28,324,160
Professional Services - 1.2%
Acacia Research Corp. (d)	177,375	3,155,501
Advisory Board Co. (a)(d)	126,478	6,273,309
Barrett Business Services, Inc.	25,887	1,532,252
CBIZ, Inc. (a)(d)	163,829	1,408,929
CDI Corp.	49,390	749,246
Corp. Resources Services, Inc. (a)(d)	34,388	63,618

	Shares	Value
Corporate Executive Board Co. (d)	113,872	$ 7,506,442
CRA International, Inc. (a)	28,045	754,691
CTPartners Executive Search, Inc. (a)	14,836	266,306
DLH Holdings Corp. (a)	2,300	4,554
Exponent, Inc.	47,976	3,505,127
Franklin Covey Co. (a)	43,785	834,980
FTI Consulting, Inc. (a)(d)	136,944	5,080,622
GP Strategies Corp. (a)	66,351	1,673,372
Heidrick & Struggles International, Inc.	50,842	1,101,238
Hill International, Inc. (a)	87,081	383,156
Hudson Global, Inc. (a)	73,448	283,509
Huron Consulting Group, Inc. (a)	79,894	4,831,989
ICF International, Inc. (a)	69,969	2,363,553
IHS, Inc. Class A (a)	216,663	30,867,978
Insperity, Inc.	79,669	2,351,032
Kelly Services, Inc. Class A (non-vtg.)	92,870	1,551,858
Kforce, Inc.	104,013	2,087,541
Korn/Ferry International (a)(d)	172,794	5,227,019
Lightbridge Corp. (a)(d)	43,052	128,725
Luna Innovations, Inc. (a)	26,569	34,805
Manpower, Inc.	273,981	21,255,446
Mastech Holdings, Inc.	3,140	36,455
MISTRAS Group, Inc. (a)	57,199	1,227,491
Navigant Consulting, Inc. (a)	183,680	2,992,147
Odyssey Marine Exploration, Inc. (a)(d)	239,959	273,553
On Assignment, Inc. (a)	163,696	4,838,854
Paylocity Holding Corp. (a)(d)	19,435	441,758
Pendrell Corp. (a)	486,872	749,783
RCM Technologies, Inc. (a)	26,829	199,608
Resources Connection, Inc.	137,971	2,112,336
RPX Corp. (a)	137,334	2,086,103
Spherix, Inc. (a)(d)	11,044	16,235
Towers Watson & Co.	221,172	24,247,086
TriNet Group, Inc.	47,994	1,286,719
TrueBlue, Inc. (a)	140,541	3,814,283
Verisk Analytics, Inc. (a)	512,751	32,913,487
VSE Corp.	14,777	876,719
WageWorks, Inc. (a)(d)	101,776	4,199,278
		187,588,693
Road & Rail - 1.3%
AMERCO	20,875	5,799,284
ArcBest Corp.	85,402	3,065,932
Avis Budget Group, Inc. (a)(d)	369,306	24,931,848
Celadon Group, Inc. (d)	79,105	1,656,459
Con-way, Inc.	196,297	10,060,221
Covenant Transport Group, Inc. Class A (a)	28,989	402,947
Genesee & Wyoming, Inc. Class A (a)(d)	176,817	17,386,416
Heartland Express, Inc. (d)	175,925	4,125,441
Hertz Global Holdings, Inc. (a)(d)	1,569,222	46,370,510
J.B. Hunt Transport Services, Inc. (d)	302,984	22,890,441
Knight Transportation, Inc.	212,636	5,390,323
Landstar System, Inc.	162,545	11,031,116
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Marten Transport Ltd.	92,034	$ 1,822,273
Old Dominion Freight Lines, Inc. (a)	244,581	16,306,215
P.A.M. Transportation Services, Inc. (a)	12,026	441,595
Patriot Transportation Holding, Inc. (a)(d)	17,345	601,698
Quality Distribution, Inc. (a)	101,880	1,430,395
Roadrunner Transportation Systems, Inc. (a)(d)	88,451	2,227,196
Saia, Inc. (a)(d)	87,509	4,154,052
Swift Transporation Co. (a)(d)	368,594	7,806,821
U.S.A. Truck, Inc. (a)(d)	28,518	535,853
Universal Truckload Services, Inc.	26,968	671,234
Werner Enterprises, Inc. (d)	167,017	4,158,723
YRC Worldwide, Inc. (a)(d)	89,390	2,075,636
		195,342,629
Trading Companies & Distributors - 1.1%
Aceto Corp.	93,350	1,794,187
AeroCentury Corp. (a)(d)	740	8,399
Air Lease Corp. Class A	308,316	11,685,176
Aircastle Ltd.	233,960	4,473,315
Applied Industrial Technologies, Inc. (d)	152,841	7,444,885
Beacon Roofing Supply, Inc. (a)(d)	172,145	4,909,575
BlueLinx Corp. (a)(d)	73,361	95,369
CAI International, Inc. (a)(d)	61,359	1,189,751
DXP Enterprises, Inc. (a)(d)	37,854	3,032,862
Empire Resources, Inc.	161	916
Essex Rental Corp. (a)	27,827	71,237
GATX Corp. (d)	159,648	10,579,873
H&E Equipment Services, Inc.	103,365	4,228,662
HD Supply Holdings, Inc. (a)	332,007	9,219,834
Houston Wire & Cable Co.	50,293	654,815
Kaman Corp.	99,263	4,036,034
Lawson Products, Inc. (a)	23,255	413,939
MRC Global, Inc. (a)	347,646	8,628,574
MSC Industrial Direct Co., Inc. Class A (d)	158,651	14,300,801
Now, Inc. (d)	345,242	11,403,343
Rush Enterprises, Inc. Class A (a)(d)	125,536	4,603,405
Stock Building Supply Holdings, Inc.	50,213	853,621
TAL International Group, Inc.	117,763	5,205,125
Textainer Group Holdings Ltd. (d)	68,600	2,420,208
Titan Machinery, Inc. (a)(d)	64,538	794,463
Transcat, Inc. (a)	4,695	41,269
United Rentals, Inc. (a)(d)	324,333	38,157,777
Veritiv Corp. (a)(d)	23,013	1,024,539
Watsco, Inc.	93,781	8,673,805
WESCO International, Inc. (a)(d)	150,116	12,608,243
Willis Lease Finance Corp. (a)	19,324	409,282
		172,963,284

	Shares	Value
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	192,573	$ 3,531,789
TOTAL INDUSTRIALS		2,314,564,942
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 1.2%
ADTRAN, Inc. (d)	197,013	4,547,060
Alliance Fiber Optic Products, Inc. (d)	49,056	727,010
Applied Optoelectronics, Inc. (d)	25,005	531,106
Arris Group, Inc. (a)	404,582	12,384,255
Aruba Networks, Inc. (a)(d)	374,801	8,002,001
Aviat Networks, Inc. (a)	167,167	262,452
Bel Fuse, Inc. Class B (non-vtg.)	34,073	802,078
Black Box Corp.	57,867	1,368,555
Brocade Communications Systems, Inc.	1,527,232	16,112,298
CalAmp Corp. (a)(d)	110,023	2,121,243
Calix Networks, Inc. (a)	146,257	1,535,699
Ciena Corp. (a)(d)	352,704	7,297,446
Clearfield, Inc. (a)(d)	36,827	493,114
ClearOne, Inc. (a)	17,545	164,748
CommScope Holding Co., Inc.	275,799	7,104,582
Communications Systems, Inc.	7,926	89,485
Comtech Telecommunications Corp.	62,000	2,358,480
Digi International, Inc. (a)	79,767	665,257
EchoStar Holding Corp. Class A (a)	148,896	7,508,825
EMCORE Corp. (a)(d)	83,286	364,793
Emulex Corp. (a)(d)	343,768	1,883,849
Energous Corp. (d)	10,378	127,027
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)(d)	334,521	1,782,997
Finisar Corp. (a)(d)	324,189	6,584,279
Harmonic, Inc. (a)(d)	364,484	2,394,660
Infinera Corp. (a)(d)	415,664	4,397,725
InfoSonics Corp. (a)(d)	41,938	88,909
InterDigital, Inc. (d)	140,409	6,229,947
Interphase Corp. (a)	11,825	38,668
Ixia (a)	193,434	1,860,835
JDS Uniphase Corp. (a)(d)	807,783	9,329,894
KVH Industries, Inc. (a)	40,349	501,538
Lantronix, Inc. (a)	2,994	5,659
Meru Networks, Inc. (a)(d)	44,480	158,794
NETGEAR, Inc. (a)(d)	134,826	4,478,920
Novatel Wireless, Inc. (a)	94,259	212,083
NumereX Corp. Class A (a)(d)	42,907	491,500
Oclaro, Inc. (a)(d)	344,328	602,574
Oplink Communications, Inc.	58,370	1,127,708
Optical Cable Corp.	11,466	48,845
Palo Alto Networks, Inc. (a)(d)	160,676	13,655,853
Parkervision, Inc. (a)(d)	336,237	416,934
PC-Tel, Inc.	57,568	450,182
Plantronics, Inc.	151,062	7,210,189
Polycom, Inc. (a)	484,718	6,422,514
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Procera Networks, Inc. (a)(d)	67,503	$ 694,606
Relm Wireless Corp. (a)	22,872	110,243
Riverbed Technology, Inc. (a)(d)	549,581	10,354,106
Ruckus Wireless, Inc. (a)(d)	183,342	2,550,287
ShoreTel, Inc. (a)	214,620	1,437,954
Sonus Networks, Inc. (a)	960,885	3,622,536
Technical Communications Corp. (a)	2,835	11,198
Tessco Technologies, Inc.	20,333	654,926
Ubiquiti Networks, Inc. (a)(d)	53,471	2,425,445
ViaSat, Inc. (a)(d)	151,458	8,624,019
Westell Technologies, Inc. Class A (a)	150,024	288,046
xG Technology, Inc. (a)	37,342	73,564
Zhone Technologies, Inc. (a)(d)	84,494	291,504
Zoom Technologies, Inc. (a)	4,729	12,768
		176,093,772
Electronic Equipment & Components - 2.2%
Acorn Energy, Inc. (a)(d)	65,930	123,289
ADDvantage Technologies Group, Inc. (a)	11,928	28,389
Advanced Photonix, Inc. Class A (a)	41,087	20,133
Aeroflex Holding Corp. (a)(d)	62,535	660,370
Agilysys, Inc. (a)	46,798	584,039
Anixter International, Inc.	92,980	8,296,605
Arrow Electronics, Inc. (a)(d)	343,860	21,405,285
Avnet, Inc.	475,223	21,152,176
AVX Corp.	208,774	2,876,906
Badger Meter, Inc.	51,607	2,687,693
Belden, Inc.	150,875	11,024,436
Benchmark Electronics, Inc. (a)	187,285	4,612,830
CDW Corp.	301,217	9,952,210
Checkpoint Systems, Inc. (a)	146,940	2,035,119
ClearSign Combustion Corp. (a)(d)	26,018	204,241
Cognex Corp. (a)	290,088	12,177,894
Coherent, Inc. (a)	85,373	5,503,997
Control4 Corp. (d)	13,781	204,786
CTS Corp.	113,780	2,017,319
CUI Global, Inc. (a)(d)	68,064	504,354
Daktronics, Inc.	137,251	1,806,223
Digital Ally, Inc. (a)(d)	4,790	89,381
Dolby Laboratories, Inc. Class A (a)(d)	174,391	8,123,133
DTS, Inc. (a)(d)	59,499	1,421,431
Dynasil Corp. of America (a)	9,408	14,206
Echelon Corp. (a)	108,441	248,330
Elecsys Corp. (a)	6,292	95,701
Electro Rent Corp.	50,058	757,378
Electro Scientific Industries, Inc.	80,453	596,961
eMagin Corp. (a)(d)	60,537	163,450
Fabrinet (a)(d)	101,982	1,651,089
FARO Technologies, Inc. (a)	58,086	3,369,569
FEI Co. (d)	143,797	12,084,700
Frequency Electronics, Inc. (a)	13,041	152,188
Giga-Tronics, Inc. (a)	4,585	9,124

	Shares	Value
GSI Group, Inc. (a)	82,959	$ 1,063,534
I. D. Systems Inc. (a)	33,896	179,310
Identiv, Inc. (a)	19,568	334,417
IEC Electronics Corp. (a)	18,101	84,351
II-VI, Inc. (a)	198,435	2,770,153
Image Sensing Systems, Inc. (a)	2,863	10,622
Ingram Micro, Inc. Class A (a)	529,517	15,265,975
Insight Enterprises, Inc. (a)	143,877	3,775,332
Intellicheck Mobilisa, Inc. (a)(d)	10,716	52,080
IntriCon Corp. (a)	8,644	57,223
InvenSense, Inc. (a)(d)	179,424	4,638,110
IPG Photonics Corp. (a)(d)	118,885	8,165,022
Iteris, Inc. (a)	52,448	91,260
Itron, Inc. (a)(d)	140,706	5,940,607
KEMET Corp. (a)	140,529	708,266
KEY Tronic Corp. (a)	23,864	261,788
Knowles Corp. (a)(d)	293,201	9,652,177
LGL Group, Inc. (a)	3,009	12,397
LightPath Technologies, Inc. Class A (a)(d)	13,246	16,558
Littelfuse, Inc.	79,122	7,272,103
LoJack Corp. (a)	53,454	213,816
LRAD Corp. (a)	62,271	206,117
Maxwell Technologies, Inc. (a)(d)	97,463	1,000,945
Measurement Specialties, Inc. (a)	54,405	4,669,037
Mercury Systems, Inc. (a)	112,485	1,256,457
Mesa Laboratories, Inc.	9,752	694,342
Methode Electronics, Inc. Class A (d)	122,330	4,124,968
MicroVision, Inc. (a)(d)	165,273	338,810
MOCON, Inc.	7,499	117,734
MTS Systems Corp.	54,921	3,903,785
Multi-Fineline Electronix, Inc. (a)	26,557	269,022
Napco Security Technolgies, Inc. (a)	24,581	122,168
National Instruments Corp. (d)	346,565	11,488,630
Neonode, Inc. (a)(d)	105,122	318,520
NetList, Inc. (a)(d)	111,854	127,514
Newport Corp. (a)	137,508	2,594,776
OSI Systems, Inc. (a)	68,107	4,751,144
Par Technology Corp. (a)	27,309	116,609
Park Electrochemical Corp.	73,421	2,066,067
PC Connection, Inc.	55,090	1,249,441
PC Mall, Inc. (a)	21,739	226,955
Perceptron, Inc.	29,613	325,743
Planar Systems, Inc. (a)	44,256	220,837
Plexus Corp. (a)	118,117	4,865,239
Pulse Electronics Corp. (a)	9,108	19,400
RadiSys Corp. (a)	102,374	315,312
RealD, Inc. (a)(d)	152,655	1,421,218
Research Frontiers, Inc. (a)(d)	60,513	308,011
RF Industries Ltd.	13,982	77,460
Richardson Electronics Ltd.	36,856	375,563
Rofin-Sinar Technologies, Inc. (a)(d)	102,650	2,459,494
Rogers Corp. (a)	64,795	3,899,363
Sanmina Corp. (a)	283,697	6,661,206
ScanSource, Inc. (a)	97,450	3,757,672
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Sigmatron International, Inc. (a)	11,463	$ 127,125
Speed Commerce, Inc. (a)(d)	152,616	502,107
Superconductor Technologies, Inc. (a)(d)	11,800	36,816
SYNNEX Corp. (a)(d)	95,762	6,678,442
Tech Data Corp. (a)(d)	131,415	8,870,513
Trimble Navigation Ltd. (a)(d)	898,844	29,895,551
TTM Technologies, Inc. (a)(d)	184,245	1,409,474
Uni-Pixel, Inc. (a)(d)	29,629	229,328
Universal Display Corp. (a)(d)	143,935	5,000,302
Viasystems Group, Inc. (a)	12,420	132,273
Vishay Intertechnology, Inc. (d)	376,486	6,023,776
Vishay Precision Group, Inc. (a)	39,013	596,899
Wayside Technology Group, Inc.	13,442	211,980
Wireless Telecom Group, Inc. (a)	35,461	86,879
Zebra Technologies Corp. Class A (a)(d)	174,330	13,602,970
		334,974,030
Internet Software & Services - 2.4%
Aerohive Networks, Inc. (d)	25,135	200,326
Amber Road, Inc. (a)(d)	19,722	295,830
Angie's List, Inc. (a)(d)	147,217	1,129,154
AOL, Inc. (a)	272,585	11,781,124
ARI Network Services, Inc. (a)	19,079	61,244
Autobytel, Inc. (a)	31,669	259,369
Bankrate, Inc. (a)(d)	195,425	2,743,767
Bazaarvoice, Inc. (a)(d)	165,633	1,209,121
Benefitfocus, Inc. (d)	17,943	592,478
Blucora, Inc. (a)(d)	144,414	2,249,970
Borderfree, Inc. (a)(d)	13,166	184,456
Bridgeline Digital, Inc. (a)(d)	24,241	18,181
Brightcove, Inc. (a)(d)	98,590	599,427
BroadVision, Inc. (a)(d)	7,417	72,687
Carbonite, Inc. (a)	42,143	449,244
Care.com, Inc. (d)	18,447	169,159
ChannelAdvisor Corp. (a)(d)	38,133	617,755
comScore, Inc. (a)(d)	120,662	4,622,561
Constant Contact, Inc. (a)(d)	108,170	3,371,659
Conversant, Inc. (a)(d)	216,825	5,971,361
Cornerstone OnDemand, Inc. (a)(d)	155,138	5,808,367
CoStar Group, Inc. (a)	109,974	15,918,737
Crexendo, Inc. (a)	12,555	38,293
Cvent, Inc. (d)	35,347	887,917
DealerTrack Holdings, Inc. (a)(d)	150,316	6,728,144
Demand Media, Inc. (a)	34,488	310,047
Demandware, Inc. (a)(d)	92,319	4,906,755
Dice Holdings, Inc. (a)(d)	145,947	1,239,090
Digital River, Inc. (a)	103,713	1,583,698
E2open, Inc. (a)(d)	49,259	743,811
EarthLink Holdings Corp.	353,573	1,460,256
eGain Communications Corp. (a)(d)	32,997	215,470
Endurance International Group Holdings, Inc. (d)	80,391	1,082,063

	Shares	Value
Envestnet, Inc. (a)	108,097	$ 4,973,543
Equinix, Inc. (a)(d)	183,616	40,076,028
Everyday Health, Inc. (d)	21,940	319,446
Five9, Inc. (d)	29,682	174,233
Global Eagle Entertainment, Inc. (a)(d)	183,765	2,319,114
GlowPoint, Inc. (a)	51,449	66,884
Gogo, Inc. (a)(d)	38,042	644,051
GrubHub, Inc. (d)	21,778	837,146
IAC/InterActiveCorp	264,868	18,432,164
Internap Network Services Corp. (a)	201,642	1,379,231
Internet Patents Corp. (a)	283	866
IntraLinks Holdings, Inc. (a)	131,309	1,032,089
Inuvo, Inc. (a)	37,507	54,010
iPass, Inc. (a)(d)	177,050	205,378
j2 Global, Inc. (d)	154,754	8,271,601
Limelight Networks, Inc. (a)	156,398	370,663
LinkedIn Corp. (a)	338,924	76,512,093
Liquidity Services, Inc. (a)(d)	90,620	1,381,049
LiveDeal, Inc. (a)(d)	32,301	128,235
LivePerson, Inc. (a)(d)	177,068	2,285,948
Local Corp. (a)(d)	49,826	80,220
LogMeIn, Inc. (a)(d)	79,339	3,354,453
LookSmart Ltd. (a)	14,768	23,186
Marchex, Inc. Class B	95,261	817,339
Marin Software, Inc. (a)(d)	33,252	277,654
Marketo, Inc. (a)(d)	61,264	1,793,810
MeetMe, Inc. (a)(d)	128,660	295,918
Millennial Media, Inc. (a)(d)	114,638	272,838
Monster Worldwide, Inc. (a)(d)	344,947	1,990,344
Move, Inc. (a)	134,032	2,131,109
NIC, Inc.	213,189	3,995,162
Onvia.com, Inc. (a)	2,326	10,072
Opower, Inc. (d)	19,432	303,916
Pandora Media, Inc. (a)(d)	585,921	15,843,304
Perficient, Inc. (a)	119,685	2,060,976
Q2 Holdings, Inc. (a)(d)	24,124	356,070
QuinStreet, Inc. (a)	98,885	473,659
Rackspace Hosting, Inc. (a)	402,619	13,930,617
RealNetworks, Inc. (a)	72,712	559,882
Reis, Inc.	22,987	545,252
Rightside Group Ltd. (a)(d)	34,488	413,511
Rocket Fuel, Inc. (d)	30,570	497,985
SciQuest, Inc. (a)(d)	91,881	1,467,340
Selectica, Inc. (a)	15,377	88,264
Shutterstock, Inc. (a)(d)	35,142	2,488,054
Spark Networks, Inc. (a)(d)	75,589	396,842
SPS Commerce, Inc. (a)(d)	57,155	3,197,251
Stamps.com, Inc. (a)(d)	52,541	1,768,530
Support.com, Inc. (a)	167,715	404,193
Synacor, Inc. (a)(d)	40,770	82,355
TechTarget, Inc. (a)	46,307	401,019
Textura Corp. (a)(d)	60,822	1,752,890
TheStreet.com, Inc.	80,374	189,683
Travelzoo, Inc. (a)(d)	32,602	555,864
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Tremor Video, Inc. (a)(d)	25,546	$ 76,383
TrueCar, Inc. (d)	20,086	415,178
Trulia, Inc. (a)(d)	122,007	7,519,291
Twitter, Inc. (d)	263,403	13,104,299
United Online, Inc.	42,358	540,912
Unwired Planet, Inc. (d)	324,432	681,307
Web.com Group, Inc. (a)(d)	159,297	3,018,678
WebMD Health Corp. (a)(d)	131,756	6,370,403
World Energy Solutions, Inc. (a)	2,295	9,846
XO Group, Inc. (a)	84,893	994,097
Xoom Corp. (a)(d)	55,943	1,278,857
Yelp, Inc. (a)(d)	199,323	16,428,202
YuMe, Inc. (d)	17,622	93,044
Zillow, Inc. (a)(d)	80,037	11,482,108
Zix Corp. (a)(d)	180,557	695,144
		362,512,604
IT Services - 2.3%
Acxiom Corp. (a)	264,431	4,903,873
Amdocs Ltd.	551,438	25,972,730
Blackhawk Network Holdings, Inc. (a)(d)	55,728	1,536,978
Blackhawk Network Holdings, Inc. (a)	115,000	3,159,050
Booz Allen Hamilton Holding Corp. Class A (d)	255,124	5,658,650
Broadridge Financial Solutions, Inc.	409,739	17,430,297
CACI International, Inc. Class A (a)	78,671	5,673,753
Cardtronics, Inc. (a)(d)	151,336	5,372,428
Cartesian, Inc. (a)	2,929	12,067
Cass Information Systems, Inc.	30,537	1,432,796
Ciber, Inc. (a)	226,365	864,714
Computer Task Group, Inc. (d)	44,089	563,457
Convergys Corp. (d)	345,643	6,636,346
CoreLogic, Inc. (a)	310,531	8,778,711
CSG Systems International, Inc.	120,782	3,348,077
CSP, Inc.	3,555	28,085
Datalink Corp. (a)	72,718	897,340
DST Systems, Inc.	119,797	11,118,360
Edgewater Technology, Inc. (a)	28,583	194,650
EPAM Systems, Inc. (a)(d)	84,110	3,166,742
Euronet Worldwide, Inc. (a)(d)	166,226	8,859,846
EVERTEC, Inc.	239,314	5,511,401
ExlService Holdings, Inc. (a)	105,564	2,878,730
FleetCor Technologies, Inc. (a)	253,096	36,367,364
Forrester Research, Inc.	46,079	1,790,630
Gartner, Inc. Class A (a)	317,252	23,663,827
Genpact Ltd. (a)	536,271	9,331,115
Global Cash Access Holdings, Inc. (a)	233,817	1,826,111
Global Payments, Inc. (d)	243,203	17,685,722
Hackett Group, Inc.	102,623	643,446
Heartland Payment Systems, Inc. (d)	125,346	5,987,778
Higher One Holdings, Inc. (a)(d)	107,033	415,288
iGATE Corp. (a)(d)	101,678	3,804,791

	Shares	Value
Information Services Group, Inc. (a)	84,828	$ 360,519
Innodata, Inc. (a)	58,124	180,184
InterCloud Systems, Inc. (a)(d)	34,989	183,692
Jack Henry & Associates, Inc.	264,775	15,306,643
Leidos Holdings, Inc.	208,001	7,831,238
Lionbridge Technologies, Inc. (a)	195,313	906,252
ManTech International Corp. Class A	86,321	2,501,583
Mattersight Corp. (a)	37,173	181,404
Maximus, Inc.	234,148	9,646,898
ModusLink Global Solutions, Inc. (a)(d)	116,317	475,737
MoneyGram International, Inc. (a)(d)	110,529	1,554,038
NCI, Inc. Class A (a)	29,120	266,157
Neustar, Inc. Class A (a)(d)	212,784	6,275,000
Newtek Business Services, Inc. (a)	5,503	15,573
PFSweb, Inc. (a)(d)	60,946	520,479
Planet Payment, Inc. (a)	147,113	354,542
PRG-Schultz International, Inc. (a)(d)	96,195	598,333
Sabre Corp.	114,639	2,089,869
Sapient Corp. (a)	403,236	5,850,954
Science Applications International Corp.	150,289	6,931,329
ServiceSource International, Inc. (a)(d)	189,283	719,275
StarTek, Inc. (a)	22,269	161,450
Sykes Enterprises, Inc. (a)	140,929	2,951,053
Syntel, Inc. (a)	56,918	5,086,762
Teletech Holdings, Inc. (a)	76,566	2,055,797
Unisys Corp. (a)(d)	174,113	4,075,985
Vantiv, Inc. (a)	483,077	15,110,649
VeriFone Systems, Inc. (a)(d)	382,694	13,363,674
Virtusa Corp. (a)	90,504	3,081,661
WEX, Inc. (a)(d)	133,449	15,166,479
WidePoint Corp. (a)(d)	172,571	279,565
WPCS International, Inc. (a)(d)	41,018	48,811
		349,646,738
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Energy Industries, Inc. (a)(d)	130,785	2,517,611
Advanced Micro Devices, Inc. (a)(d)	2,172,876	9,060,893
AEHR Test Systems (a)	9,000	22,860
Aetrium, Inc. (a)	674	3,539
Alpha & Omega Semiconductor Ltd. (a)	18,317	168,883
Amkor Technology, Inc. (a)(d)	471,329	4,901,822
Amtech Systems, Inc. (a)	29,907	318,210
ANADIGICS, Inc. (a)(d)	271,811	170,290
Applied Micro Circuits Corp. (a)(d)	253,177	2,144,409
Ascent Solar Technologies, Inc. (a)(d)	11,267	31,886
Atmel Corp. (a)	1,449,962	12,846,663
Audience, Inc. (a)(d)	35,929	308,271
Axcelis Technologies, Inc. (a)	355,900	718,918
AXT, Inc. (a)	97,992	238,121
Brooks Automation, Inc.	238,400	2,703,456
BTU International, Inc. (a)	13,926	47,905
Cabot Microelectronics Corp. (a)(d)	85,185	3,654,437
Cascade Microtech, Inc. (a)	31,120	342,320
Cavium, Inc. (a)(d)	178,619	10,034,815
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ceva, Inc. (a)(d)	77,932	$ 1,181,449
Cirrus Logic, Inc. (a)(d)	214,693	5,191,277
Cohu, Inc.	71,409	878,331
Cree, Inc. (a)(d)	418,299	19,057,702
CVD Equipment Corp. (a)(d)	12,898	174,123
CyberOptics Corp. (a)	16,917	203,342
Cypress Semiconductor Corp. (d)	501,821	5,545,122
Diodes, Inc. (a)	129,242	3,289,209
DSP Group, Inc. (a)	67,110	602,648
Entegris, Inc. (a)(d)	491,313	5,964,540
Entropic Communications, Inc. (a)(d)	344,149	905,112
Exar Corp. (a)(d)	162,732	1,622,438
Fairchild Semiconductor International, Inc. (a)(d)	438,835	7,701,554
FormFactor, Inc. (a)	187,509	1,320,063
Freescale Semiconductor, Inc. (a)(d)	332,368	6,996,346
GigOptix, Inc. (a)	74,425	96,008
GSI Technology, Inc. (a)	32,628	184,674
GT Advanced Technologies, Inc. (a)(d)	470,082	8,372,160
Ikanos Communications, Inc. (a)	301,764	113,312
Inphi Corp. (a)	80,086	1,205,294
Integrated Device Technology, Inc. (a)	470,085	7,732,898
Integrated Silicon Solution, Inc.	105,487	1,564,372
Intermolecular, Inc. (a)	45,789	101,652
International Rectifier Corp. (a)(d)	245,261	9,663,283
Intersil Corp. Class A	460,637	6,930,284
Intest Corp. (a)	34,005	159,824
IXYS Corp.	82,833	993,168
Kopin Corp. (a)	195,618	776,603
Kulicke & Soffa Industries, Inc. (a)(d)	273,216	4,013,543
Lattice Semiconductor Corp. (a)	418,047	3,139,533
M/A-COM Technology Solutions, Inc. (a)	45,313	1,073,012
Marvell Technology Group Ltd.	1,415,570	19,690,579
Mattson Technology, Inc. (a)	251,767	619,347
Maxim Integrated Products, Inc.	972,768	30,048,804
MaxLinear, Inc. Class A (a)	93,581	867,496
Micrel, Inc.	167,598	2,100,003
Microsemi Corp. (a)(d)	339,818	9,052,752
MKS Instruments, Inc.	192,190	6,522,929
Monolithic Power Systems, Inc.	122,120	5,834,894
MoSys, Inc. (a)(d)	140,688	453,015
Nanometrics, Inc. (a)(d)	74,815	1,250,907
NeoPhotonics Corp. (a)	69,250	185,590
NVE Corp. (a)	14,558	1,004,502
Omnivision Technologies, Inc. (a)(d)	197,966	5,366,858
ON Semiconductor Corp. (a)	1,524,647	14,880,555
PDF Solutions, Inc. (a)	89,099	1,779,307
Peregrine Semiconductor Corp. (a)(d)	97,452	1,213,277
Pericom Semiconductor Corp. (a)	65,839	643,905
Photronics, Inc. (a)(d)	218,612	1,930,344
Pixelworks, Inc. (a)(d)	60,695	402,408

	Shares	Value
PMC-Sierra, Inc. (a)	712,587	$ 5,258,892
Power Integrations, Inc.	104,568	6,251,075
QuickLogic Corp. (a)(d)	185,965	630,421
Rambus, Inc. (a)(d)	409,978	5,087,827
RF Micro Devices, Inc. (a)(d)	978,968	12,207,731
Rubicon Technology, Inc. (a)(d)	73,071	455,963
Rudolph Technologies, Inc. (a)(d)	116,508	1,126,632
Semtech Corp. (a)	241,502	6,292,335
Sigma Designs, Inc. (a)	104,992	508,161
Silicon Image, Inc. (a)	253,525	1,282,837
Silicon Laboratories, Inc. (a)(d)	137,231	6,220,681
Skyworks Solutions, Inc.	652,549	36,973,426
Spansion, Inc. Class A (a)(d)	179,228	3,996,784
STR Holdings, Inc. (a)	118,407	169,322
SunEdison, Inc. (a)(d)	842,602	18,562,522
SunPower Corp. (a)(d)	149,787	5,724,859
Synaptics, Inc. (a)(d)	123,641	10,150,926
Teradyne, Inc.	706,507	14,546,979
Tessera Technologies, Inc.	173,295	5,124,333
TriQuint Semiconductor, Inc. (a)	578,996	11,964,952
Ultra Clean Holdings, Inc. (a)	95,950	925,918
Ultratech, Inc. (a)(d)	102,668	2,654,994
Veeco Instruments, Inc. (a)(d)	140,261	4,961,032
Vitesse Semiconductor Corp. (a)(d)	198,685	663,608
Xcerra Corp. (a)	178,150	1,861,668
		424,439,535
Software - 3.9%
A10 Networks, Inc. (a)(d)	34,361	400,649
ACI Worldwide, Inc. (a)(d)	403,326	7,852,757
Activision Blizzard, Inc.	1,685,744	39,682,414
Actuate Corp. (a)	156,442	694,602
Advent Software, Inc. (d)	145,458	4,699,748
American Software, Inc. Class A	75,568	695,226
ANSYS, Inc. (a)	322,117	26,188,112
Aspen Technology, Inc. (a)(d)	323,368	13,287,191
Astea International, Inc. (a)	13,242	29,530
Asure Software, Inc. (a)	1,517	8,116
Aware, Inc.	24,496	100,924
Barracuda Networks, Inc. (d)	19,714	489,893
Blackbaud, Inc.	162,070	6,302,902
Bottomline Technologies, Inc. (a)(d)	135,449	3,814,244
BroadSoft, Inc. (a)	104,700	2,498,142
BSQUARE Corp. (a)	30,361	114,461
Cadence Design Systems, Inc. (a)(d)	993,602	17,527,139
Callidus Software, Inc. (a)(d)	153,601	1,763,339
CommVault Systems, Inc. (a)(d)	154,631	8,526,353
Compuware Corp.	791,291	7,398,571
Comverse, Inc. (a)	80,352	1,983,891
Concur Technologies, Inc. (a)(d)	162,007	16,262,263
Cover-All Technologies, Inc. (a)	2,815	3,491
Covisint Corp. (d)	45,291	217,850
Cyan, Inc. (a)(d)	28,568	107,701
Datawatch Corp. (a)(d)	28,143	371,206
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Digimarc Corp.	26,174	$ 624,250
Document Security Systems, Inc. (a)(d)	51,596	58,303
Ebix, Inc. (d)	116,379	1,796,892
Ellie Mae, Inc. (a)(d)	85,614	3,064,981
EnerNOC, Inc. (a)(d)	96,330	1,891,921
Envivio, Inc. (a)(d)	37,039	66,300
EPIQ Systems, Inc.	109,472	1,592,818
ePlus, Inc. (a)	16,881	987,032
Evolving Systems, Inc.	27,515	259,742
FactSet Research Systems, Inc.	137,942	17,573,811
Fair Isaac Corp.	120,516	7,010,416
FalconStor Software, Inc. (a)	102,011	138,735
FireEye, Inc. (d)	103,077	3,209,818
Fortinet, Inc. (a)	464,288	11,983,273
Gigamon, Inc. (a)(d)	46,149	502,101
Globalscape, Inc.	29,423	75,029
Glu Mobile, Inc. (a)(d)	299,579	1,545,828
GSE Systems, Inc. (a)	33,148	55,026
Guidance Software, Inc. (a)(d)	54,560	427,205
Guidewire Software, Inc. (a)(d)	232,671	10,598,164
Imperva, Inc. (a)(d)	69,546	2,024,484
Infoblox, Inc. (a)	168,932	2,272,135
Informatica Corp. (a)	370,014	12,600,827
Interactive Intelligence Group, Inc. (a)(d)	53,898	2,307,373
Jive Software, Inc. (a)(d)	129,531	904,126
Liquid Holdings Group, Inc. (a)(d)	141,519	236,337
Majesco Entertainment Co. (a)(d)	24,161	37,208
Mandalay Digital Group, Inc. (a)(d)	99,644	543,060
Manhattan Associates, Inc. (a)	268,237	7,746,685
Mavenir Systems, Inc. (d)	46,621	524,020
Mentor Graphics Corp.	349,207	7,616,205
MICROS Systems, Inc. (a)(d)	255,988	17,399,504
MicroStrategy, Inc. Class A (a)	32,680	4,540,232
Mitek Systems, Inc. (a)(d)	93,592	231,172
Model N, Inc. (a)	21,246	196,313
Monotype Imaging Holdings, Inc.	133,751	3,930,942
NetScout Systems, Inc. (a)(d)	132,159	6,088,565
NetSol Technologies, Inc. (a)(d)	25,363	84,712
NetSuite, Inc. (a)(d)	102,494	8,982,574
Nuance Communications, Inc. (a)(d)	918,690	15,626,917
Parametric Technology Corp. (a)	420,097	16,253,553
Park City Group, Inc. (a)(d)	39,117	408,773
Paycom Software, Inc. (d)	19,416	347,935
Peerless Systems Corp. (a)	15,698	57,141
Pegasystems, Inc.	121,810	2,704,182
Progress Software Corp. (a)	184,237	4,266,929
Proofpoint, Inc. (a)(d)	78,982	3,149,802
PROS Holdings, Inc. (a)(d)	84,746	2,168,650
QAD, Inc.:
Class A	846	17,504
Class B	24,367	417,407

	Shares	Value
Qlik Technologies, Inc. (a)	300,225	$ 8,475,352
Qualys, Inc. (a)(d)	57,711	1,402,377
Rally Software Development Corp. (a)(d)	42,605	491,662
RealPage, Inc. (a)(d)	178,593	2,878,919
Rosetta Stone, Inc. (a)	57,425	502,469
Rovi Corp. (a)	338,708	7,834,316
SeaChange International, Inc. (a)	85,138	646,197
ServiceNow, Inc. (a)(d)	356,763	21,808,922
Silver Spring Networks, Inc. (a)(d)	15,724	163,372
Smith Micro Software, Inc. (a)(d)	110,403	110,403
SolarWinds, Inc. (a)	226,634	9,697,669
Solera Holdings, Inc.	239,379	14,592,544
Sonic Foundry, Inc. (a)	2,194	23,191
Splunk, Inc. (a)	308,314	16,633,540
SS&C Technologies Holdings, Inc. (a)	216,716	9,808,566
Synchronoss Technologies, Inc. (a)(d)	109,873	4,853,090
Synopsys, Inc. (a)	486,450	19,895,805
Tableau Software, Inc. (a)(d)	115,071	7,536,000
Take-Two Interactive Software, Inc. (a)(d)	321,702	7,563,214
Tangoe, Inc. (a)(d)	124,007	1,726,177
TeleCommunication Systems, Inc. Class A (a)	140,898	419,876
TeleNav, Inc. (a)	63,103	434,780
The Rubicon Project, Inc. (d)	22,296	217,163
TIBCO Software, Inc. (a)	525,217	10,945,522
TiVo, Inc. (a)	405,366	5,711,607
Tyler Technologies, Inc. (a)(d)	104,766	9,330,460
Ultimate Software Group, Inc. (a)(d)	95,911	14,097,958
Varonis Systems, Inc. (d)	14,743	350,883
Vasco Data Security International, Inc. (a)	100,102	1,478,507
Verint Systems, Inc. (a)	203,336	10,193,234
VirnetX Holding Corp. (a)(d)	146,692	2,163,707
VMware, Inc. Class A (a)(d)	295,905	29,170,315
Voltari Corp. (a)(d)	11,296	24,851
Vringo, Inc. (a)(d)	250,377	252,881
Wave Systems Corp. Class A (a)(d)	184,623	236,317
Workday, Inc. Class A (a)(d)	113,132	10,302,931
XRS Corp. (a)	2,743	8,284
Zendesk, Inc. (d)	34,750	944,853
Zynga, Inc. (a)(d)	2,368,872	6,857,884
		587,953,425
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)(d)	351,467	18,806,999
Concurrent Computer Corp.	24,916	186,870
Cray, Inc. (a)(d)	140,464	3,962,489
Crossroads Systems, Inc. (a)(d)	24,612	73,836
Dataram Corp. (a)	3,942	10,998
Diebold, Inc.	221,486	8,409,823
Dot Hill Systems Corp. (a)(d)	189,368	689,300
Electronics for Imaging, Inc. (a)	167,959	7,396,914
Hutchinson Technology, Inc. (a)(d)	81,684	366,761
Imation Corp. (a)	104,323	349,482
Immersion Corp. (a)	100,218	1,050,285
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Intevac, Inc. (a)(d)	76,850	$ 547,941
Lexmark International, Inc. Class A	210,080	10,621,645
NCR Corp. (a)	578,441	19,759,545
Nimble Storage, Inc. (d)	26,323	711,774
Overland Storage, Inc. (a)(d)	11,412	39,486
QLogic Corp. (a)	297,783	2,694,936
Quantum Corp. (a)(d)	964,773	1,205,966
Qumu Corp. (a)	32,359	420,343
Silicon Graphics International Corp. (a)(d)	125,239	1,227,342
Super Micro Computer, Inc. (a)(d)	132,262	3,239,096
Transact Technologies, Inc.	28,331	220,698
U.S.A. Technologies, Inc. (a)(d)	79,221	142,598
Violin Memory, Inc. (d)	53,384	225,280
Xplore Technologies Corp. (a)	5,105	26,189
		82,386,596
TOTAL INFORMATION TECHNOLOGY		2,318,006,700
MATERIALS - 5.4%
Chemicals - 2.7%
A. Schulman, Inc.	107,253	4,164,634
Advanced Emissions Solutions, Inc. (a)	72,268	1,574,720
Albemarle Corp.	271,222	17,244,295
American Vanguard Corp. (d)	87,623	1,177,653
Ashland, Inc.	247,094	26,493,419
Axiall Corp. (d)	239,440	9,955,915
Balchem Corp.	107,797	5,545,078
BioAmber, Inc. (a)(d)	46,328	581,416
Cabot Corp.	184,583	10,111,457
Calgon Carbon Corp. (a)	186,696	3,965,423
Celanese Corp. Class A	537,796	33,633,762
Chase Corp.	20,356	722,638
Chemtura Corp. (a)(d)	331,712	8,189,969
Clean Diesel Technologies, Inc. (a)(d)	33,479	73,319
Codexis, Inc. (a)	66,590	169,139
Core Molding Technologies, Inc. (a)	15,884	220,946
Cytec Industries, Inc.	124,336	12,811,581
Ferro Corp. (a)	311,101	4,193,641
Flotek Industries, Inc. (a)(d)	160,657	4,466,265
ForceField Energy, Inc. (a)	5,366	31,928
FutureFuel Corp.	76,784	1,068,833
H.B. Fuller Co.	179,571	8,447,020
Hawkins, Inc.	26,604	979,027
Huntsman Corp.	660,863	17,770,606
Innophos Holdings, Inc.	83,526	4,857,037
Innospec, Inc. (d)	88,733	3,742,758
Intrepid Potash, Inc. (a)(d)	203,227	3,115,470
KMG Chemicals, Inc.	26,207	444,209

	Shares	Value
Koppers Holdings, Inc.	72,430	$ 2,687,877
Kraton Performance Polymers, Inc. (a)	113,645	2,310,403
Kronos Worldwide, Inc.	80,119	1,266,681
Landec Corp. (a)(d)	98,798	1,297,218
LSB Industries, Inc. (a)(d)	68,793	2,755,160
Marrone Bio Innovations, Inc. (d)	47,208	271,446
Metabolix, Inc. (a)(d)	85,270	57,984
Minerals Technologies, Inc.	123,420	7,728,560
NewMarket Corp.	39,085	15,903,296
Northern Technologies International Corp. (a)	2,051	42,476
Olin Corp. (d)	275,464	7,517,413
OM Group, Inc.	118,087	3,141,114
OMNOVA Solutions, Inc. (a)	157,344	1,320,116
Penford Corp. (a)	37,194	506,582
Platform Specialty Products Corp. (a)(d)	291,147	7,951,225
PolyOne Corp.	321,961	12,627,310
Quaker Chemical Corp.	46,989	3,665,142
Rayonier Advanced Materials, Inc. (d)	144,988	4,815,051
Rentech, Inc. (a)(d)	810,143	1,814,720
Rockwood Holdings, Inc.	250,770	20,307,355
RPM International, Inc.	459,452	21,653,973
Senomyx, Inc. (a)(d)	137,685	1,119,379
Sensient Technologies Corp.	178,805	10,032,749
Stepan Co.	71,974	3,475,624
Taminco Corp. (a)(d)	96,977	2,322,599
The Scotts Miracle-Gro Co. Class A	154,797	8,936,431
TOR Minerals International, Inc. (a)	3,831	34,441
Trecora Resources (a)	47,222	620,497
Tredegar Corp.	86,617	1,802,500
Tronox Ltd. Class A (d)	212,649	6,456,024
Valhi, Inc.	64,947	511,782
Valspar Corp.	268,563	21,689,148
W.R. Grace & Co. (a)	261,329	25,879,411
Westlake Chemical Corp.	137,336	13,339,446
Zep, Inc.	75,098	1,192,556
		402,805,847
Construction Materials - 0.1%
Eagle Materials, Inc.	165,401	16,856,016
Headwaters, Inc. (a)	262,531	3,410,278
Tecnoglass, Inc. (a)(d)	9,010	100,642
U.S. Concrete, Inc. (a)(d)	46,070	1,169,717
United States Lime & Minerals, Inc.	7,538	469,768
		22,006,421
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	13,400	567,490
Aptargroup, Inc. (d)	229,798	14,741,542
Berry Plastics Group, Inc. (a)	404,456	9,751,434
Crown Holdings, Inc. (a)(d)	460,313	22,219,309
Graphic Packaging Holding Co. (a)	1,130,623	14,460,668
Greif, Inc. Class A	107,591	5,152,533
Myers Industries, Inc.	100,702	1,984,836
Packaging Corp. of America	333,257	22,658,143
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Rock-Tenn Co. Class A	485,404	$ 23,862,461
Silgan Holdings, Inc.	149,454	7,525,009
Sonoco Products Co. (d)	352,169	14,495,276
UFP Technologies, Inc. (a)	15,846	369,687
		137,788,388
Metals & Mining - 1.3%
A.M. Castle & Co. (a)(d)	55,605	544,929
AK Steel Holding Corp. (a)(d)	470,057	5,133,022
Allied Nevada Gold Corp. (a)(d)	330,091	1,260,948
Ampco-Pittsburgh Corp.	25,813	548,268
Carpenter Technology Corp.	186,998	10,234,401
Century Aluminum Co. (a)(d)	185,637	4,637,212
Cliffs Natural Resources, Inc. (d)	517,688	7,801,558
Coeur d'Alene Mines Corp. (a)(d)	382,421	3,028,774
Commercial Metals Co.	356,978	6,168,580
Compass Minerals International, Inc.	115,526	10,289,901
Comstock Mining, Inc. (a)(d)	223,980	338,210
Friedman Industries	19,700	162,131
General Moly, Inc. (a)(d)	202,841	190,671
Globe Specialty Metals, Inc.	235,437	4,835,876
Gold Resource Corp.	132,594	822,083
Golden Minerals Co. (a)(d)	115,781	128,517
Handy & Harman Ltd. (a)	37,596	984,639
Haynes International, Inc.	45,865	2,273,987
Hecla Mining Co. (d)	1,188,592	3,886,696
Horsehead Holding Corp. (a)(d)	180,217	3,638,581
Kaiser Aluminum Corp. (d)	61,713	4,970,982
Materion Corp.	74,115	2,418,372
McEwen Mining, Inc. (a)(d)	803,888	2,226,770
Mines Management, Inc. (a)(d)	69,165	50,490
Molycorp, Inc. (a)(d)	663,618	1,187,876
Noranda Aluminium Holding Corp.	229,718	934,952
Olympic Steel, Inc.	27,830	669,033
Paramount Gold & Silver Corp. (a)(d)	435,955	453,393
Reliance Steel & Aluminum Co.	263,155	18,399,798
Royal Gold, Inc. (d)	225,798	17,555,795
RTI International Metals, Inc. (a)(d)	115,259	3,343,664
Schnitzer Steel Industries, Inc. Class A (d)	90,821	2,514,833
Silver Bull Resources, Inc. (a)(d)	148,902	38,417
Solitario Exploration & Royalty Corp. (a)(d)	57,827	86,741
Steel Dynamics, Inc.	807,790	18,773,040
Stillwater Mining Co. (a)(d)	414,791	7,698,521
SunCoke Energy, Inc. (a)	247,253	5,936,545
Synalloy Corp.	24,589	438,914
Timberline Resources Corp. (a)(d)	213,150	19,184
TimkenSteel Corp. (a)	133,273	6,367,784
U.S. Antimony Corp. (a)(d)	84,807	131,451
U.S. Silica Holdings, Inc.	183,662	13,188,768
United States Steel Corp. (d)	500,000	19,325,000

	Shares	Value
Universal Stainless & Alloy Products, Inc. (a)	21,223	$ 679,773
Walter Energy, Inc. (d)	212,726	1,189,138
Worthington Industries, Inc.	180,460	7,297,802
		202,806,020
Paper & Forest Products - 0.4%
Boise Cascade Co. (a)	107,309	3,225,709
Clearwater Paper Corp. (a)	77,454	5,359,817
Deltic Timber Corp.	40,804	2,702,857
Domtar Corp.	223,606	8,338,268
Kapstone Paper & Packaging Corp. (a)	282,471	8,683,159
Louisiana-Pacific Corp. (a)(d)	479,027	6,835,715
Mercer International, Inc. (SBI) (a)(d)	142,605	1,431,754
Neenah Paper, Inc.	61,269	3,349,576
P.H. Glatfelter Co.	158,468	3,950,607
Resolute Forest Products (a)(d)	338,482	5,818,506
Schweitzer-Mauduit International, Inc.	110,157	4,719,126
Verso Paper Corp. (a)(d)	62,871	204,331
Wausau-Mosinee Paper Corp.	177,425	1,618,116
		56,237,541
TOTAL MATERIALS		821,644,217
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)(d)	295,012	2,292,243
Alaska Communication Systems Group, Inc. (a)	128,803	226,693
Alteva (a)	16,362	121,897
Atlantic Tele-Network, Inc.	43,046	2,524,217
Cincinnati Bell, Inc. (a)	727,137	2,668,593
Cogent Communications Group, Inc.	155,142	5,377,222
Consolidated Communications Holdings, Inc. (d)	137,165	3,344,083
Elephant Talk Communication, Inc. (a)(d)	328,995	315,835
Enventis Corp.	38,075	677,354
FairPoint Communications, Inc. (a)(d)	71,797	1,160,240
General Communications, Inc. Class A (a)	105,141	1,181,785
Globalstar, Inc. (a)(d)	818,965	3,259,481
Hawaiian Telcom Holdco, Inc. (a)(d)	30,139	828,823
IDT Corp. Class B	56,794	892,234
inContact, Inc. (a)(d)	182,175	1,668,723
Inteliquent, Inc.	104,102	1,270,044
Intelsat SA (a)(d)	77,430	1,358,122
Iridium Communications, Inc. (a)(d)	255,994	2,406,344
Level 3 Communications, Inc. (a)(d)	585,368	26,318,145
Lumos Networks Corp.	62,818	919,027
ORBCOMM, Inc. (a)(d)	132,401	824,858
Premiere Global Services, Inc. (a)	161,424	2,125,954
Straight Path Communications, Inc. Class B (a)	22,231	212,306
Towerstream Corp. (a)(d)	186,972	327,201
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
TW Telecom, Inc. (a)	468,528	$ 19,226,046
Vonage Holdings Corp. (a)	585,092	2,018,567
		83,546,037
Wireless Telecommunication Services - 0.7%
Boingo Wireless, Inc. (a)	67,800	471,888
Leap Wireless International, Inc. rights	194,908	491,168
NII Holdings, Inc. (a)	572,344	78,697
NTELOS Holdings Corp. (d)	51,213	675,499
RingCentral, Inc. (d)	39,424	529,464
SBA Communications Corp. Class A (a)	439,357	48,456,684
Shenandoah Telecommunications Co. (d)	77,349	2,136,379
Spok Holdings, Inc.	74,041	1,095,807
Sprint Corp. (a)(d)	2,981,597	16,726,759
T-Mobile U.S., Inc. (a)	882,439	26,543,765
Telephone & Data Systems, Inc.	348,030	9,167,110
U.S. Cellular Corp. (a)(d)	57,098	2,153,737
		108,526,957
TOTAL TELECOMMUNICATION SERVICES		192,072,994
UTILITIES - 3.2%
Electric Utilities - 1.1%
Allete, Inc. (d)	131,977	6,423,321
Cleco Corp.	210,915	11,899,824
El Paso Electric Co.	152,595	6,003,087
Empire District Electric Co.	175,327	4,532,203
Genie Energy Ltd. Class B (a)	48,524	405,661
Great Plains Energy, Inc.	518,285	13,304,376
Hawaiian Electric Industries, Inc. (d)	366,432	9,303,708
IDACORP, Inc. (d)	179,585	10,186,061
ITC Holdings Corp.	542,756	20,271,937
MGE Energy, Inc.	139,559	5,614,459
NRG Yield, Inc. Class A	114,735	6,240,437
OGE Energy Corp.	681,574	25,572,656
Otter Tail Corp. (d)	133,850	3,813,387
PNM Resources, Inc.	293,112	7,682,466
Portland General Electric Co. (d)	260,349	8,974,230
UIL Holdings Corp.	195,360	7,277,160
Unitil Corp.	45,930	1,496,859
Westar Energy, Inc. (d)	428,646	15,829,897
		164,831,729
Gas Utilities - 0.9%
Atmos Energy Corp.	340,062	17,193,535
Chesapeake Utilities Corp.	35,018	2,415,191
Delta Natural Gas Co., Inc.	17,983	361,638
Gas Natural, Inc.	40,523	457,099
Laclede Group, Inc.	144,598	7,150,371

	Shares	Value
National Fuel Gas Co. (d)	287,628	$ 21,986,284
New Jersey Resources Corp.	153,835	8,034,802
Northwest Natural Gas Co. (d)	100,781	4,581,504
ONE Gas, Inc. (d)	177,897	6,658,685
Piedmont Natural Gas Co., Inc. (d)	281,747	10,537,338
Questar Corp.	602,846	14,172,909
RGC Resources, Inc.	3,341	67,321
South Jersey Industries, Inc.	122,682	7,109,422
Southwest Gas Corp.	165,026	8,616,007
UGI Corp.	380,175	20,141,672
WGL Holdings, Inc. (d)	180,519	7,850,771
		137,334,549
Independent Power and Renewable Electricity Producers - 0.0%
Ormat Technologies, Inc.	66,515	1,831,158
Pattern Energy Group, Inc.	126,626	4,081,789
U.S. Geothermal, Inc. (a)(d)	370,926	221,072
		6,134,019
Independent Power Producers & Energy Traders - 0.3%
American DG Energy, Inc. (a)(d)	66,943	83,009
Black Hills Corp.	150,557	8,089,428
Calpine Corp. (a)	1,173,365	27,890,886
Dynegy, Inc. (a)	347,296	11,349,633
		47,412,956
Multi-Utilities - 0.5%
Alliant Energy Corp. (d)	358,071	20,943,573
Avista Corp. (d)	203,057	6,591,230
MDU Resources Group, Inc.	652,327	20,424,358
NorthWestern Energy Corp.	139,641	6,741,867
Vectren Corp.	295,820	12,196,659
		66,897,687
Water Utilities - 0.4%
American States Water Co.	141,671	4,575,973
American Water Works Co., Inc. (d)	611,309	30,938,348
Aqua America, Inc. (d)	562,140	14,059,121
Artesian Resources Corp. Class A	25,770	546,582
Cadiz, Inc. (a)(d)	45,171	597,161
California Water Service Group	162,737	3,964,273
Connecticut Water Service, Inc.	38,453	1,267,026
Middlesex Water Co.	55,095	1,131,100
Pure Cycle Corp. (a)(d)	69,664	454,209
SJW Corp.	43,646	1,193,282
York Water Co.	39,414	795,375
		59,522,450
TOTAL UTILITIES		482,133,390
TOTAL COMMON STOCKS (Cost $10,810,168,354)		15,027,742,994
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.07% 9/18/14 to 12/11/14 (e) (Cost $6,999,093)	$ 7,000,000	$ 6,999,702
Money Market Funds - 24.4%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	80,884,588	80,884,588
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	3,613,994,364	3,613,994,364
TOTAL MONEY MARKET FUNDS (Cost $3,694,878,952)		3,694,878,952
TOTAL INVESTMENT PORTFOLIO - 123.6% (Cost $14,512,046,399)	18,729,621,648
NET OTHER ASSETS (LIABILITIES) - (23.6)%	(3,575,417,146)
NET ASSETS - 100%	$ 15,154,204,502
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
354 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2014	$ 50,873,340	$ 1,525,774
652 ICE Russell 2000 Index Contracts (United States)	Sept. 2014	76,505,680	1,956,287
TOTAL EQUITY INDEX CONTRACTS		$ 127,379,020	$ 3,482,061
The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,037,711.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 63,292
Fidelity Securities Lending Cash Central Fund	13,190,800
Total	$ 13,254,092
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,345,121,503	$ 2,345,121,503	$ -	$ -
Consumer Staples	430,525,610	430,525,610	-	-
Energy	1,010,375,998	1,010,374,961	-	1,037
Financials	3,314,993,456	3,314,993,455	-	1
Health Care	1,798,304,184	1,798,304,183	-	1
Industrials	2,314,564,942	2,314,564,942	-	-
Information Technology	2,318,006,700	2,317,993,932	-	12,768
Materials	821,644,217	821,644,217	-	-
Telecommunication Services	192,072,994	191,581,826	-	491,168
Utilities	482,133,390	482,133,390	-	-
U.S. Government and Government Agency Obligations	6,999,702	-	6,999,702	-
Money Market Funds	3,694,878,952	3,694,878,952	-	-
Total Investments in Securities:	$ 18,729,621,648	$ 18,722,116,971	$ 6,999,702	$ 504,975
Derivative Instruments:
Assets
Futures Contracts	$ 3,482,061	$ 3,482,061	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 3,482,061	$ -
Total Value of Derivatives	$ 3,482,061	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,546,343,535) - See accompanying schedule: Unaffiliated issuers (cost $10,817,167,447)	$ 15,034,742,696
Fidelity Central Funds (cost $3,694,878,952)	3,694,878,952
Total Investments (cost $14,512,046,399)		$ 18,729,621,648
Cash		143,571
Receivable for investments sold		31,382,799
Receivable for fund shares sold		15,512,328
Dividends receivable		11,061,188
Distributions receivable from Fidelity Central Funds		2,394,983
Receivable for daily variation margin for derivative instruments		662,714
Receivable from investment adviser for expense reductions		4,839
Other receivables		4,379
Total assets		18,790,788,449

Liabilities
Payable for investments purchased	$ 5,074,194
Payable for fund shares redeemed	16,608,039
Accrued management fee	737,070
Other affiliated payables	170,280
Collateral on securities loaned, at value	3,613,994,364
Total liabilities		3,636,583,947

Net Assets		$ 15,154,204,502
Net Assets consist of:
Paid in capital		$ 10,676,708,537
Undistributed net investment income		91,827,417
Accumulated undistributed net realized gain (loss) on investments		164,611,238
Net unrealized appreciation (depreciation) on investments		4,221,057,310
Net Assets		$ 15,154,204,502

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($1,942,933,887 ÷ 34,708,961 shares)	$ 55.98

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($12,705,509,387 ÷ 226,946,261 shares)	$ 55.98

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($505,761,228 ÷ 9,035,871 shares)	$ 55.97

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 83,768,465
Interest		2,850
Income from Fidelity Central Funds (including $13,190,800 from security lending)		13,254,092
Total income		97,025,407

Expenses
Management fee	$ 4,348,625
Transfer agent fees	1,001,475
Independent trustees' compensation	30,269
Miscellaneous	11,883
Total expenses before reductions	5,392,252
Expense reductions	(22,836)	5,369,416
Net investment income (loss)		91,655,991
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	193,569,220
Futures contracts	7,057,504
Total net realized gain (loss)		200,626,724
Change in net unrealized appreciation (depreciation) on: Investment securities	145,725,822
Futures contracts	(7,818,715)
Total change in net unrealized appreciation (depreciation)		137,907,107
Net gain (loss)		338,533,831
Net increase (decrease) in net assets resulting from operations		$ 430,189,822

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 91,655,991	$ 151,240,610
Net realized gain (loss)	200,626,724	400,078,919
Change in net unrealized appreciation (depreciation)	137,907,107	2,536,032,390
Net increase (decrease) in net assets resulting from operations	430,189,822	3,087,351,919
Distributions to shareholders from net investment income	(30,217,958)	(130,454,906)
Distributions to shareholders from net realized gain	(190,674,654)	(244,937,001)
Total distributions	(220,892,612)	(375,391,907)
Share transactions - net increase (decrease)	764,759,486	3,320,572,816
Redemption fees	495,641	1,184,464
Total increase (decrease) in net assets	974,552,337	6,033,717,292

Net Assets
Beginning of period	14,179,652,165	8,145,934,873
End of period (including undistributed net investment income of $91,827,417 and undistributed net investment income of $30,389,384, respectively)	$ 15,154,204,502	$ 14,179,652,165

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.29	$ 43.12	$ 39.66	$ 40.35	$ 31.08	$ 18.73
Income from Investment Operations
Net investment income (loss) D	.34	.67	.73	.48	.43	.36
Net realized and unrealized gain (loss)	1.19	13.09	4.61	.10	9.71	12.40
Total from investment operations	1.53	13.76	5.34	.58	10.14	12.76
Distributions from net investment income	(.11)	(.54)	(.70)	(.45)	(.36)	(.35)
Distributions from net realized gain	(.73)	(1.06)	(1.17)	(.84)	(.51)	(.06)
Total distributions	(.84)	(1.60)	(1.88)L	(1.28)K	(.87)	(.41)J
Redemption fees added to paid in capital D	-I	.01	-I	.01	-I	-I
Net asset value, end of period	$ 55.98	$ 55.29	$ 43.12	$ 39.66	$ 40.35	$ 31.08
Total ReturnB, C	2.89%	32.38%	14.00%	1.76%	32.95%	68.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.24%A	1.35%	1.85%	1.26%	1.24%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,942,934	$ 1,803,152	$ 971,857	$ 2,606,631	$ 4,440,988	$ 2,692,346
Portfolio turnover rateF	7%A	14%	10%	11%	8%	26%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share. JTotal distributions of $.41 per share is comprised of distributions from net investment income of $.350 and distributions from net realized gain of $.055 per share. KTotal distributions of $1.28 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.837 per share. LTotal distributions of $1.88 per share is comprised of distributions from net investment income of $.703 and distributions from net realized gain of $1.172 per share.

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.30	$ 43.12	$ 39.66	$ 40.36	$ 31.08	$ 18.73
Income from Investment Operations
Net investment income (loss) D	.34	.68	.75	.48	.44	.37
Net realized and unrealized gain (loss)	1.18	13.11	4.60	.10	9.72	12.39
Total from investment operations	1.52	13.79	5.35	.58	10.16	12.76
Distributions from net investment income	(.12)	(.56)	(.72)	(.46)	(.37)	(.36)
Distributions from net realized gain	(.73)	(1.06)	(1.17)	(.84)	(.51)	(.06)
Total distributions	(.84)L	(1.62)	(1.89)	(1.29)K	(.88)	(.41)J
Redemption fees added to paid in capital D	-I	.01	-I	.01	-I	-I
Net asset value, end of period	$ 55.98	$ 55.30	$ 43.12	$ 39.66	$ 40.36	$ 31.08
Total ReturnB, C	2.88%	32.44%	14.04%	1.76%	33.02%	68.25%
Ratios to Average Net Assets E, G
Expenses before reductions	.07%A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%A	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%A	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.27%A	1.38%	1.88%	1.29%	1.27%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,705,509	$ 12,280,754	$ 7,173,852	$ 3,910,289	$ 1,525,199	$ 900,218
Portfolio turnover rateF	7%A	14%	10%	11%	8%	26%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.01 per share. JTotal distributions of $.41 per share is comprised of distributions from net investment income of $.358 and distributions from net realized gain of $.055 per share. KTotal distributions of $1.29 per share is comprised of distributions from net investment income of $.457 and distributions from net realized gain of $.837 per share. LTotal distributions of $.84 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.725 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 G,I
Selected Per-Share Data
Net asset value, beginning of period	$ 55.28	$ 43.11	$ 39.66	$ 34.67
Income from Investment Operations
Net investment income (loss) D	.34	.72	.75	.25
Net realized and unrealized gain (loss)	1.19	13.06	4.60	5.52
Total from investment operations	1.53	13.78	5.35	5.77
Distributions from net investment income	(.12)	(.56)	(.72)	(.40)
Distributions from net realized gain	(.73)	(1.06)	(1.17)	(.38)
Total distributions	(.84)L	(1.62)	(1.90)K	(.78)
Redemption fees added to paid in capital D	-J	.01	-J	-J
Net asset value, end of period	$ 55.97	$ 55.28	$ 43.11	$ 39.66
Total Return B, C	2.90%	32.44%	14.04%	16.99%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%A	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.06%A	.06%	.06%	.06%A
Expenses net of all reductions	.06%A	.06%	.06%	.06%A
Net investment income (loss)	1.28%A	1.39%	1.89%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 505,761	$ 95,747	$ 226	$ 117
Portfolio turnover rateF	7%A	14%	10%	11%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $1.90 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $1.172 per share. LTotal distributions of $.84 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.725 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.8	1.8
Novartis AG (Switzerland, Pharmaceuticals)	1.5	1.4
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.5	1.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.5	1.6
Toyota Motor Corp. (Japan, Automobiles)	1.2	1.2
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.1	1.0
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.1	1.2
Total SA (France, Oil, Gas & Consumable Fuels)	1.0	1.0
Sanofi SA (France, Pharmaceuticals)	1.0	0.9
Commonwealth Bank of Australia (Australia, Banks)	0.9	0.8
	12.6
Market Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.6	24.7
Industrials	12.6	12.2
Consumer Discretionary	11.0	11.2
Consumer Staples	10.6	10.8
Health Care	10.5	10.6
Materials	7.8	8.2
Energy	6.8	6.7
Telecommunication Services	4.6	5.0
Information Technology	4.6	4.5
Utilities	3.9	4.1
Geographic Diversification (% of fund's net assets)
As of August 31, 2014
Japan	20.2%
United Kingdom	19.9%
France	9.2%
Switzerland	8.9%
Germany	8.8%
Australia	8.1%
Spain	3.5%
Netherlands	3.0%
Sweden	2.9%
Other*	15.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
As of February 28, 2014
United Kingdom	20.0%
Japan	19.8%
France	9.5%
Germany	9.5%
Switzerland	9.1%
Australia	7.4%
Spain	3.4%
Sweden	3.2%
Netherlands	3.1%
Other*	15.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)

Semiannual Report

Spartan International Index Fund

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 8.0%
AGL Energy Ltd.	583,252	$ 7,680,668
AGL Energy Ltd. (a)	116,650	1,536,128
ALS Ltd. (d)	418,828	2,910,263
Alumina Ltd. (a)	2,656,942	3,852,238
Amcor Ltd.	1,254,836	13,383,716
AMP Ltd.	3,085,403	16,943,879
APA Group unit	864,490	6,257,276
Asciano Ltd.	1,005,385	5,896,790
ASX Ltd.	200,026	7,003,667
Australia & New Zealand Banking Group Ltd.	2,860,837	89,320,906
Bank of Queensland Ltd.	370,776	4,356,281
Bendigo & Adelaide Bank Ltd.	449,080	5,221,757
BHP Billiton Ltd.	3,347,737	115,446,127
Boral Ltd.	811,382	4,175,424
Brambles Ltd.	1,629,866	14,461,027
Caltex Australia Ltd.	141,279	3,759,185
CFS Retail Property Trust unit	2,260,803	4,539,675
Coca-Cola Amatil Ltd.	599,305	5,037,488
Cochlear Ltd.	60,035	4,067,856
Commonwealth Bank of Australia	1,680,468	127,629,552
Computershare Ltd.	488,221	5,617,600
Crown Ltd.	397,544	5,866,322
CSL Ltd.	504,587	34,811,904
DEXUS Property Group unit	5,701,252	6,416,245
Federation Centres unit	1,463,658	3,636,176
Flight Centre Travel Group Ltd.	57,791	2,531,376
Fortescue Metals Group Ltd.	1,624,852	6,328,102
Goodman Group unit	1,829,325	9,533,419
Harvey Norman Holdings Ltd.	562,061	1,863,526
Iluka Resources Ltd.	436,170	3,625,513
Incitec Pivot Ltd.	1,722,304	4,986,492
Insurance Australia Group Ltd.	2,446,199	14,781,540
Leighton Holdings Ltd.	105,817	2,217,696
Lend Lease Group unit	566,754	7,569,275
Macquarie Group Ltd.	300,890	16,383,245
Metcash Ltd.	934,033	2,451,276
Mirvac Group unit	3,856,496	6,609,256
National Australia Bank Ltd.	2,453,396	80,655,492
Newcrest Mining Ltd. (a)	797,709	8,433,630
Orica Ltd.	386,379	7,397,603
Origin Energy Ltd.	1,149,396	16,671,119
Qantas Airways Ltd. (a)	1,067,591	1,465,703
QBE Insurance Group Ltd.	1,394,776	15,006,540
QR National Ltd.	2,216,851	9,875,942
Ramsay Health Care Ltd.	137,100	6,653,195
realestate.com.au Ltd.	54,868	2,455,611
Rio Tinto Ltd.	454,164	26,565,546
Santos Ltd.	1,015,850	14,070,009
Scentre Group unit (a)	5,549,898	17,778,812
SEEK Ltd.	336,505	5,490,451
Sonic Healthcare Ltd.	395,131	6,506,045

	Shares	Value
SP AusNet unit	1,792,268	$ 2,368,553
Stockland Corp. Ltd. unit	2,488,182	9,876,310
Suncorp Group Ltd. (a)	1,340,647	18,067,764
Sydney Airport unit	1,131,847	4,682,902
Tabcorp Holdings Ltd.	767,806	2,574,362
Tatts Group Ltd.	1,455,155	4,512,019
Telstra Corp. Ltd.	4,530,241	23,524,463
The GPT Group unit	1,766,733	6,583,661
Toll Holdings Ltd.	708,585	3,950,844
TPG Telecom Ltd.	280,915	1,582,034
Transurban Group unit	1,822,186	13,716,755
Treasury Wine Estates Ltd.	678,937	3,240,216
Wesfarmers Ltd.	1,191,856	48,209,830
Westfield Corp. unit	2,060,734	14,665,624
Westpac Banking Corp.	3,240,715	106,225,191
Woodside Petroleum Ltd.	766,783	30,579,049
Woolworths Ltd.	1,307,662	44,161,880
WorleyParsons Ltd.	215,378	3,306,944
TOTAL AUSTRALIA		1,139,562,965
Austria - 0.2%
Andritz AG	74,274	3,973,959
Erste Group Bank AG	287,106	7,367,554
IMMOEAST AG (a)(d)	321,410	4
IMMOFINANZ Immobilien Anlagen AG	978,784	3,067,285
OMV AG	149,011	5,756,314
Raiffeisen International Bank-Holding AG (d)	118,629	3,039,515
Telekom Austria AG	265,155	2,480,611
Vienna Insurance Group AG	38,223	1,852,479
Voestalpine AG	115,529	4,956,248
TOTAL AUSTRIA		32,493,969
Bailiwick of Guernsey - 0.1%
Friends Life Group Ltd.	1,475,052	7,510,493
Bailiwick of Jersey - 1.3%
Experian PLC	1,034,341	17,995,849
Glencore Xstrata PLC	11,071,608	66,611,041
Petrofac Ltd.	268,631	5,034,976
Randgold Resources Ltd.	91,058	7,680,412
Shire PLC	612,633	49,915,720
Wolseley PLC	277,014	14,891,070
WPP PLC	1,402,416	29,431,057
TOTAL BAILIWICK OF JERSEY		191,560,125
Belgium - 1.2%
Ageas	229,657	7,708,403
Anheuser-Busch InBev SA NV	837,696	93,447,486
Belgacom SA	156,068	5,564,454
Colruyt NV	77,553	3,698,998
Delhaize Group SA	105,865	7,372,965
Groupe Bruxelles Lambert SA	83,712	8,229,705
Common Stocks - continued
	Shares	Value
Belgium - continued
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	$ 0
KBC Groupe SA (a)	261,554	14,906,638
Solvay SA Class A	61,377	9,657,395
Telenet Group Holding NV (a)	54,208	3,167,447
UCB SA	129,981	12,587,115
Umicore SA	113,103	5,471,139
TOTAL BELGIUM		171,811,745
Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	635,450	4,587,509
First Pacific Co. Ltd.	2,392,665	2,787,823
Kerry Properties Ltd.	662,681	2,462,592
Li & Fung Ltd.	6,095,246	7,565,921
Noble Group Ltd.	4,465,635	4,862,306
NWS Holdings Ltd.	1,520,939	2,873,084
Seadrill Ltd. (d)	391,355	14,409,153
Shangri-La Asia Ltd.	1,549,380	2,399,025
Yue Yuen Industrial (Holdings) Ltd.	759,000	2,355,333
TOTAL BERMUDA		44,302,746
Cayman Islands - 0.2%
ASM Pacific Technology Ltd.	247,729	2,577,963
MGM China Holdings Ltd.	998,400	3,304,361
Sands China Ltd.	2,519,600	16,417,933
Wynn Macau Ltd.	1,629,200	6,243,475
TOTAL CAYMAN ISLANDS		28,543,732
Denmark - 1.5%
A.P. Moller - Maersk A/S:
Series A	4,001	9,633,906
Series B	7,420	18,586,322
Carlsberg A/S Series B	111,734	10,190,068
Coloplast A/S Series B	115,259	9,568,150
Danske Bank A/S	681,963	19,175,661
DSV de Sammensluttede Vognmaend A/S	185,848	5,701,100
Novo Nordisk A/S Series B	2,074,954	95,169,441
Novozymes A/S Series B	247,957	11,512,336
Pandora A/S	119,954	8,967,614
TDC A/S	845,363	7,256,322
Tryg A/S	24,439	2,427,130
Vestas Wind Systems A/S (a)	233,207	9,815,518
William Demant Holding A/S (a)	25,113	1,940,322
TOTAL DENMARK		209,943,890
Finland - 0.9%
Elisa Corp. (A Shares)	144,207	3,926,042
Fortum Corp.	457,343	11,477,683
Kone Oyj (B Shares) (d)	320,316	13,552,310
Metso Corp.	125,952	4,938,360
Neste Oil Oyj	130,739	2,559,589
Nokia Corp.	3,888,418	32,656,639

	Shares	Value
Nokian Tyres PLC	116,834	$ 3,722,715
Orion Oyj (B Shares)	102,849	4,033,883
Sampo Oyj (A Shares)	462,321	22,737,478
Stora Enso Oyj (R Shares)	563,476	4,905,013
UPM-Kymmene Corp. (d)	548,341	8,235,231
Wartsila Corp.	175,832	8,839,378
TOTAL FINLAND		121,584,321
France - 8.9%
Accor SA	176,454	8,573,877
Aeroports de Paris	30,894	4,105,999
Air Liquide SA	80,709	10,312,068
Alcatel-Lucent SA (a)(d)	2,893,165	10,003,043
Alstom SA (a)	223,647	7,922,282
Arkema SA	62,825	4,714,368
Atos Origin SA	81,724	6,234,555
AXA SA	1,888,679	46,778,721
BIC SA	29,167	3,962,699
BNP Paribas SA	1,102,625	74,439,042
Bollore	5,596	3,529,375
Bouygues SA	206,401	7,575,989
Bureau Veritas SA	230,218	5,469,109
Cap Gemini SA	150,627	10,709,253
Carrefour SA	640,423	22,202,550
Casino Guichard Perrachon SA	58,329	6,961,337
Christian Dior SA	56,904	10,119,986
CNP Assurances	179,956	3,550,345
Compagnie de St. Gobain	463,426	23,522,525
Credit Agricole SA	1,054,454	15,635,366
Danone SA	593,376	41,436,643
Dassault Systemes SA	131,428	8,703,567
Edenred SA	211,387	6,268,861
EDF SA	252,439	8,207,724
Essilor International SA	212,108	22,496,608
Eurazeo SA	38,622	2,934,721
Eutelsat Communications	157,918	5,267,295
Fonciere des Regions	29,357	2,970,170
GDF Suez	1,508,168	37,146,167
Gecina SA	29,485	4,164,745
Groupe Eurotunnel SA	543,970	6,998,826
ICADE	38,547	3,584,418
Iliad SA	27,244	5,985,301
Imerys SA	35,165	2,810,191
JCDecaux SA	68,707	2,424,855
Kering SA	78,852	16,706,723
Klepierre SA	103,585	4,933,825
L'Oreal SA (a)	260,703	43,161,389
Lafarge SA (a)	159,515	12,219,373
Lafarge SA (Bearer)	34,997	2,680,885
Common Stocks - continued
	Shares	Value
France - continued
Lagardere S.C.A. (Reg.)	120,514	$ 3,318,211
Legrand SA	275,743	15,242,487
LVMH Moet Hennessy - Louis Vuitton SA	290,911	50,475,123
Michelin CGDE Series B (d)	193,702	21,417,416
Natixis SA	961,334	6,757,825
Orange SA	1,930,528	29,222,404
Pernod Ricard SA	220,873	26,043,991
Peugeot Citroen SA (a)	406,740	5,713,121
Publicis Groupe SA (a)	189,623	14,127,096
Remy Cointreau SA	24,881	1,977,563
Renault SA	200,232	15,675,190
Rexel SA	279,558	5,564,977
Safran SA	281,976	18,482,510
Sanofi SA	1,241,768	136,088,328
Schneider Electric SA	546,389	46,177,118
SCOR SE	156,908	4,803,744
Societe Generale Series A	748,573	37,922,216
Sodexo SA	97,138	9,568,756
Suez Environnement SA	293,876	5,417,521
Technip SA	106,894	9,901,963
Thales SA	96,542	5,390,549
Total SA	2,229,779	147,139,814
Unibail-Rodamco (a)	101,270	27,198,224
Valeo SA	78,539	9,490,965
Vallourec SA	113,038	5,048,408
Veolia Environnement SA	425,877	7,823,798
VINCI SA	502,327	32,836,620
Vivendi SA	1,254,182	32,620,823
Wendel SA	32,228	3,890,325
Zodiac Aerospace	193,546	6,313,240
TOTAL FRANCE		1,269,075,102
Germany - 8.0%
adidas AG	218,012	16,339,500
Allianz SE	475,593	81,218,714
Axel Springer Verlag AG	42,108	2,494,731
BASF AG	956,974	98,443,097
Bayer AG	861,647	115,537,037
Bayerische Motoren Werke AG (BMW)	345,378	40,207,515
Beiersdorf AG	104,526	9,200,536
Brenntag AG	160,248	8,480,218
Celesio AG (d)	47,954	1,628,787
Commerzbank AG (a)(d)	1,008,782	15,269,634
Continental AG	114,738	24,498,499
Daimler AG (Germany)	1,003,200	82,041,945
Deutsche Bank AG	1,436,584	49,254,923
Deutsche Boerse AG	200,937	14,286,186
Deutsche Lufthansa AG	237,077	4,104,109
Deutsche Post AG	1,008,427	32,973,189
Deutsche Telekom AG	3,243,980	48,618,048

	Shares	Value
Deutsche Wohnen AG (Bearer)	295,525	$ 6,667,198
E.ON AG	2,084,839	37,885,545
Fraport AG Frankfurt Airport Services Worldwide	37,964	2,573,952
Fresenius Medical Care AG & Co. KGaA	225,358	15,878,380
Fresenius SE & Co. KGaA	392,235	19,135,955
GEA Group AG	190,057	8,598,045
Hannover Reuck SE	62,529	5,193,332
HeidelbergCement Finance AG	146,264	11,035,181
Henkel AG & Co. KGaA	127,666	12,143,187
Hochtief AG	33,236	2,627,214
Hugo Boss AG (a)	32,670	4,578,138
Infineon Technologies AG	1,175,790	13,664,899
K&S AG	177,516	5,518,628
Kabel Deutschland Holding AG	22,197	3,132,401
Lanxess AG	94,801	5,868,822
Linde AG	193,343	38,271,583
MAN SE	37,855	4,488,997
Merck KGaA	134,424	11,697,967
Metro AG (a)	166,992	5,865,074
Muenchener Rueckversicherungs AG	185,700	37,234,478
OSRAM Licht AG (a)	92,388	3,862,732
ProSiebenSat.1 Media AG	227,775	9,132,681
RWE AG	509,785	19,947,597
SAP AG	960,104	74,834,624
Siemens AG	826,093	103,559,885
Sky Deutschland AG (a)	457,529	4,041,667
Telefonica Deutschland Holding AG	287,308	2,184,641
Thyssenkrupp AG (a)	472,612	13,118,383
United Internet AG	120,666	5,183,763
Volkswagen AG	30,844	6,909,934
TOTAL GERMANY		1,139,431,551
Hong Kong - 2.6%
AIA Group Ltd.	12,547,200	68,482,985
Bank of East Asia Ltd.	1,321,089	5,625,246
BOC Hong Kong (Holdings) Ltd.	3,850,066	12,941,106
Cathay Pacific Airways Ltd.	1,216,327	2,259,999
Cheung Kong Holdings Ltd.	1,446,449	26,371,861
CLP Holdings Ltd.	1,974,157	16,710,176
Galaxy Entertainment Group Ltd.	2,422,000	18,250,824
Hang Lung Properties Ltd.	2,323,423	7,674,741
Hang Seng Bank Ltd.	796,601	13,454,761
Henderson Land Development Co. Ltd.	1,176,862	7,797,610
HKT Trust/HKT Ltd. unit	2,718,760	3,220,394
Hong Kong & China Gas Co. Ltd.	6,570,723	14,904,847
Hong Kong Exchanges and Clearing Ltd.	1,149,336	26,412,312
Hutchison Whampoa Ltd.	2,220,158	28,876,191
Hysan Development Co. Ltd.	667,677	3,273,750
Link (REIT)	2,412,308	14,318,123
MTR Corp. Ltd.	1,524,196	6,047,577
New World Development Co. Ltd.	5,372,730	6,793,860
PCCW Ltd.	4,217,352	2,682,763
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Power Assets Holdings Ltd.	1,439,676	$ 13,114,899
Sino Land Ltd.	3,074,868	5,435,538
SJM Holdings Ltd.	2,010,000	5,057,387
Sun Hung Kai Properties Ltd.	1,688,676	25,624,131
Sun Hung Kai Properties Ltd. warrants 4/22/16 (a)	131,717	324,617
Swire Pacific Ltd. (A Shares)	664,884	8,947,994
Swire Properties Ltd.	1,212,000	4,066,038
Techtronic Industries Co. Ltd.	1,417,500	4,325,633
Wharf Holdings Ltd.	1,570,585	12,280,882
Wheelock and Co. Ltd.	940,000	4,924,355
TOTAL HONG KONG		370,200,600
Ireland - 0.3%
Bank of Ireland (a)	28,569,134	11,367,063
CRH PLC	756,182	17,428,250
CRH PLC sponsored ADR	2,500	58,100
James Hardie Industries PLC CDI	462,390	5,531,987
Kerry Group PLC Class A	161,668	12,161,255
Ryanair Holdings PLC (a)	261,736	2,458,950
TOTAL IRELAND		49,005,605
Isle of Man - 0.1%
Genting Singapore PLC	6,383,859	6,235,385
Israel - 0.5%
Bank Hapoalim BM (Reg.)	1,106,303	6,267,348
Bank Leumi le-Israel BM (a)	1,392,659	5,435,052
Bezeq The Israeli Telecommunication Corp. Ltd.	1,967,247	3,718,204
Delek Group Ltd.	4,776	1,736,970
Israel Chemicals Ltd.	461,857	3,566,164
Israel Corp. Ltd. (Class A) (a)	2,826	1,592,269
Mizrahi Tefahot Bank Ltd.	139,973	1,717,112
NICE Systems Ltd.	55,809	2,194,242
NICE Systems Ltd. sponsored ADR (d)	5,868	231,258
Teva Pharmaceutical Industries Ltd.	839,111	44,059,253
Teva Pharmaceutical Industries Ltd. sponsored ADR	51,084	2,682,932
TOTAL ISRAEL		73,200,804
Italy - 2.2%
Assicurazioni Generali SpA	1,217,114	24,883,971
Atlantia SpA	428,320	10,873,123
Banca Monte dei Paschi di Siena SpA (a)	4,563,641	6,823,899
Banco Popolare Societa Cooperativa (a)	379,663	5,921,447
Enel Green Power SpA	1,816,173	5,011,357
Enel SpA	6,862,832	36,304,125
Eni SpA	2,651,266	66,204,861
EXOR SpA	102,805	4,090,241
Fiat SpA (a)(d)	910,469	8,904,428
Finmeccanica SpA (a)	422,150	3,949,350
Intesa Sanpaolo SpA	12,150,770	36,178,928
Intesa Sanpaolo SpA (Risparmio Shares)	940,000	2,451,699

	Shares	Value
Luxottica Group SpA	174,663	$ 9,326,623
Mediobanca SpA (a)	631,304	5,516,188
Pirelli & C. SpA	246,272	3,763,341
Prysmian SpA	211,300	4,292,278
Saipem SpA (a)	276,349	6,557,744
Snam Rete Gas SpA	2,107,005	12,253,378
Telecom Italia SpA (a)(d)	10,397,980	11,994,892
Terna SpA	1,577,537	8,125,395
UniCredit SpA	4,599,695	35,597,801
Unione di Banche Italiane ScpA	886,803	6,927,202
Unipolsai SpA	930,916	2,923,393
TOTAL ITALY		318,875,664
Japan - 20.0%
ABC-MART, Inc.	26,900	1,378,029
ACOM Co. Ltd. (a)(d)	420,500	1,454,947
Advantest Corp.	168,090	1,951,586
AEON Co. Ltd.	661,300	7,144,036
AEON Financial Service Co. Ltd.	115,600	2,682,093
AEON Mall Co. Ltd.	116,340	2,534,891
Air Water, Inc.	156,000	2,452,939
Aisin Seiki Co. Ltd.	198,900	7,350,382
Ajinomoto Co., Inc.	605,866	9,849,799
Alfresa Holdings Corp.	45,100	2,678,822
All Nippon Airways Ltd.	1,170,000	2,843,894
Amada Co. Ltd.	364,000	3,428,517
Aozora Bank Ltd.	1,201,000	4,097,794
Asahi Glass Co. Ltd.	1,040,677	5,635,229
Asahi Group Holdings	402,203	12,683,243
Asahi Kasei Corp.	1,310,727	10,511,515
Asics Corp.	169,200	3,465,474
Astellas Pharma, Inc.	2,261,800	32,564,529
Bandai Namco Holdings, Inc.	185,750	5,188,039
Bank of Kyoto Ltd.	352,000	3,095,584
Bank of Yokohama Ltd.	1,219,084	6,721,981
Benesse Holdings, Inc.	72,300	2,560,676
Bridgestone Corp.	678,079	23,259,781
Brother Industries Ltd.	246,400	4,776,672
Calbee, Inc.	76,400	2,636,129
Canon, Inc.	1,182,544	38,590,635
Casio Computer Co. Ltd. (d)	223,100	3,885,407
Central Japan Railway Co.	150,400	21,075,804
Chiba Bank Ltd.	774,674	5,457,600
Chiyoda Corp.	158,000	1,728,137
Chubu Electric Power Co., Inc. (a)	672,164	7,762,075
Chugai Pharmaceutical Co. Ltd.	234,625	7,430,337
Chugoku Electric Power Co., Inc.	308,100	4,062,792
Citizen Holdings Co. Ltd.	277,766	1,972,887
Credit Saison Co. Ltd.	157,752	3,133,965
Dai Nippon Printing Co. Ltd.	586,242	6,150,061
Dai-ichi Mutual Life Insurance Co.	1,112,300	15,934,289
Daicel Chemical Industries Ltd.	293,000	3,249,767
Daido Steel Co. Ltd.	294,000	1,291,345
Daihatsu Motor Co. Ltd.	197,600	3,390,033
Common Stocks - continued
	Shares	Value
Japan - continued
Daiichi Sankyo Kabushiki Kaisha	670,270	$ 11,840,610
Daikin Industries Ltd.	244,294	16,834,908
Dainippon Sumitomo Pharma Co. Ltd.	168,000	2,281,551
Daito Trust Construction Co. Ltd.	75,463	9,330,881
Daiwa House Industry Co. Ltd.	617,184	11,671,003
Daiwa Securities Group, Inc.	1,731,985	14,084,603
DeNA Co. Ltd. (d)	112,800	1,405,054
DENSO Corp.	506,838	21,984,333
Dentsu, Inc.	225,200	9,144,793
Don Quijote Holdings Co. Ltd.	61,100	3,235,725
East Japan Railway Co.	350,000	27,190,639
Eisai Co. Ltd.	261,878	10,937,487
Electric Power Development Co. Ltd.	121,080	3,968,310
FamilyMart Co. Ltd.	60,600	2,539,440
Fanuc Corp.	199,572	33,375,489
Fast Retailing Co. Ltd.	55,300	17,300,351
Fuji Electric Co. Ltd.	577,153	2,790,215
Fuji Heavy Industries Ltd.	612,200	17,390,140
Fujifilm Holdings Corp.	483,305	14,564,879
Fujitsu Ltd.	1,944,075	13,335,445
Fukuoka Financial Group, Inc.	802,300	3,886,388
GREE, Inc. (a)(d)	111,500	874,468
GungHo Online Entertainment, Inc. (d)	424,600	2,268,995
Gunma Bank Ltd.	392,663	2,313,445
Hakuhodo DY Holdings, Inc.	246,400	2,548,190
Hamamatsu Photonics K.K.	73,400	3,488,519
Hankyu Hanshin Holdings, Inc.	1,197,000	7,052,343
Hikari Tsushin, Inc.	16,800	1,043,087
Hino Motors Ltd.	270,400	3,833,341
Hirose Electric Co. Ltd.	31,298	4,039,907
Hiroshima Bank Ltd.	510,000	2,460,666
Hisamitsu Pharmaceutical Co., Inc.	62,200	2,468,989
Hitachi Chemical Co. Ltd.	110,900	2,063,553
Hitachi Construction Machinery Co. Ltd.	110,300	2,166,882
Hitachi High-Technologies Corp.	65,200	1,821,051
Hitachi Ltd.	5,037,271	38,077,886
Hitachi Metals Ltd.	223,000	3,797,934
Hokuhoku Financial Group, Inc.	1,248,000	2,482,926
Hokuriku Electric Power Co., Inc.	175,700	2,274,669
Honda Motor Co. Ltd.	1,696,960	57,605,428
Honda Motor Co. Ltd. sponsored ADR (d)	2,457	83,661
Hoya Corp.	453,616	14,659,847
Hulic Co. Ltd.	265,200	3,007,699
Ibiden Co. Ltd.	123,800	2,430,904
Idemitsu Kosan Co. Ltd.	92,400	2,026,592
Iida Group Holdings Co. Ltd.	166,100	2,378,673
INPEX Corp.	916,600	13,126,378
Isetan Mitsukoshi Holdings Ltd.	351,487	4,222,776
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,375,185	6,476,435
Isuzu Motors Ltd.	1,233,000	8,519,426
Itochu Corp.	1,567,486	19,924,074

	Shares	Value
ITOCHU Techno-Solutions Corp.	26,000	$ 1,155,750
Iyo Bank Ltd.	253,000	2,565,380
J. Front Retailing Co. Ltd.	247,400	3,133,963
Japan Airlines Co. Ltd.	61,500	3,457,879
Japan Display, Inc.	380,800	1,928,796
Japan Exchange Group, Inc.	272,500	6,463,838
Japan Prime Realty Investment Corp.	821	3,018,237
Japan Real Estate Investment Corp.	1,232	6,773,069
Japan Retail Fund Investment Corp.	2,407	5,047,887
Japan Tobacco, Inc.	1,146,800	39,282,956
JFE Holdings, Inc.	510,375	10,320,813
JGC Corp.	216,117	6,254,297
Joyo Bank Ltd.	704,941	3,658,687
JSR Corp.	187,216	3,253,270
JTEKT Corp.	214,900	3,416,258
JX Holdings, Inc.	2,345,568	12,056,416
Kajima Corp.	883,317	4,516,552
Kakaku.com, Inc.	153,500	2,406,252
Kamigumi Co. Ltd.	241,663	2,248,352
Kaneka Corp.	289,559	1,711,555
Kansai Electric Power Co., Inc. (a)	733,836	6,712,401
Kansai Paint Co. Ltd.	242,000	3,842,414
Kao Corp.	538,050	23,193,371
Kawasaki Heavy Industries Ltd.	1,467,945	5,460,087
KDDI Corp.	607,600	35,032,845
Keihin Electric Express Railway Co. Ltd.	491,061	4,318,524
Keio Corp.	596,410	4,602,982
Keisei Electric Railway Co.	288,000	2,978,404
Keyence Corp.	47,562	20,353,674
Kikkoman Corp.	155,849	3,412,216
Kintetsu Corp.	1,872,100	6,567,509
Kirin Holdings Co. Ltd.	864,356	11,584,838
Kobe Steel Ltd.	3,204,000	5,204,248
Koito Manufacturing Co. Ltd.	99,000	2,704,195
Komatsu Ltd.	972,145	21,942,320
Konami Corp.	105,600	2,445,004
Konica Minolta, Inc.	495,400	5,442,282
Kubota Corp.	1,177,864	16,822,585
Kuraray Co. Ltd.	361,186	4,492,044
Kurita Water Industries Ltd.	107,100	2,403,561
Kyocera Corp.	334,504	15,639,336
Kyowa Hakko Kirin Co., Ltd.	237,689	3,221,121
Kyushu Electric Power Co., Inc. (a)	446,770	4,534,472
Lawson, Inc.	68,116	4,890,447
LIXIL Group Corp.	276,159	6,110,029
M3, Inc.	198,900	3,477,333
Mabuchi Motor Co. Ltd.	25,221	2,142,858
Makita Corp.	123,600	6,901,975
Marubeni Corp.	1,710,244	12,344,594
Marui Group Co. Ltd.	243,149	2,042,503
Maruichi Steel Tube Ltd.	49,400	1,312,332
Mazda Motor Corp.	564,100	13,304,833
McDonald's Holdings Co. (Japan) Ltd. (d)	67,500	1,664,064
Medipal Holdings Corp.	142,200	1,839,600
Common Stocks - continued
	Shares	Value
Japan - continued
Meiji Holdings Co. Ltd.	63,629	$ 5,241,007
Miraca Holdings, Inc.	57,600	2,679,456
Mitsubishi Chemical Holdings Corp.	1,403,575	7,000,001
Mitsubishi Corp.	1,463,602	30,265,171
Mitsubishi Electric Corp.	2,013,106	25,191,638
Mitsubishi Estate Co. Ltd.	1,303,723	30,091,699
Mitsubishi Gas Chemical Co., Inc.	406,867	2,631,760
Mitsubishi Heavy Industries Ltd.	3,161,256	19,454,584
Mitsubishi Logistics Corp.	125,000	1,872,988
Mitsubishi Materials Corp.	1,154,937	3,896,227
Mitsubishi Motors Corp. of Japan	673,400	7,656,612
Mitsubishi Tanabe Pharma Corp.	235,600	3,604,932
Mitsubishi UFJ Financial Group, Inc.	13,285,730	76,574,163
Mitsubishi UFJ Lease & Finance Co. Ltd.	577,500	3,080,518
Mitsui & Co. Ltd.	1,809,623	29,498,012
Mitsui Chemicals, Inc.	841,683	2,483,509
Mitsui Fudosan Co. Ltd.	971,677	30,958,809
Mitsui OSK Lines Ltd.	1,122,285	4,109,670
Mizuho Financial Group, Inc.	23,990,500	45,757,101
MS&AD Insurance Group Holdings, Inc.	525,984	11,862,381
Murata Manufacturing Co. Ltd.	211,254	20,170,092
Nabtesco Corp.	119,900	2,759,964
Nagoya Railroad Co. Ltd. (d)	875,000	3,616,224
NEC Corp.	2,705,951	9,622,777
New Hampshire Foods Ltd.	181,740	3,846,331
Nexon Co. Ltd.	133,200	1,162,435
NGK Insulators Ltd.	272,309	6,857,125
NGK Spark Plug Co. Ltd.	185,000	5,396,463
NHK Spring Co. Ltd.	161,700	1,544,810
Nidec Corp.	212,084	13,555,261
Nikon Corp.	356,838	5,180,487
Nintendo Co. Ltd.	111,096	12,383,410
Nippon Building Fund, Inc.	1,442	8,024,586
Nippon Electric Glass Co. Ltd.	412,000	2,070,989
Nippon Express Co. Ltd.	882,546	4,037,598
Nippon Paint Co. Ltd.	178,000	4,403,595
Nippon Prologis REIT, Inc.	1,365	3,313,941
Nippon Steel & Sumitomo Metal Corp.	7,922,636	22,417,454
Nippon Telegraph & Telephone Corp.	390,600	26,236,730
Nippon Yusen KK	1,663,578	4,892,641
Nissan Motor Co. Ltd.	2,592,048	24,897,985
Nisshin Seifun Group, Inc.	210,749	2,428,642
Nissin Food Holdings Co. Ltd.	60,723	3,478,390
Nitori Holdings Co. Ltd.	72,100	4,324,129
Nitto Denko Corp.	164,294	8,605,914
NKSJ Holdings, Inc.	346,503	8,369,091
NOK Corp.	100,700	2,175,728
Nomura Holdings, Inc.	3,782,247	24,277,945
Nomura Real Estate Holdings, Inc.	128,700	2,321,783
Nomura Research Institute Ltd.	117,600	3,712,970
NSK Ltd.	482,576	6,409,919
NTT Data Corp.	131,700	4,721,428

	Shares	Value
NTT DOCOMO, Inc.	1,592,600	$ 27,579,312
NTT Urban Development Co.	120,800	1,383,955
Obayashi Corp.	665,704	5,080,196
Odakyu Electric Railway Co. Ltd.	652,000	6,429,449
Oji Holdings Corp.	832,352	3,383,967
Olympus Corp. (a)	249,829	8,920,320
OMRON Corp.	211,760	9,168,906
Ono Pharmaceutical Co. Ltd.	86,500	7,715,123
Oracle Corp. Japan	40,500	1,650,440
Oriental Land Co. Ltd.	52,056	10,129,018
ORIX Corp.	1,366,780	20,624,197
Osaka Gas Co. Ltd.	1,962,525	8,073,052
Otsuka Corp.	49,500	2,098,083
Otsuka Holdings Co. Ltd.	405,400	14,736,151
Panasonic Corp.	2,300,373	28,123,992
Park24 Co. Ltd.	103,400	1,798,779
Rakuten, Inc.	830,200	10,740,057
Resona Holdings, Inc.	2,292,400	12,430,891
Ricoh Co. Ltd.	738,270	7,986,188
Rinnai Corp.	38,400	3,406,526
ROHM Co. Ltd.	100,244	6,397,426
Sankyo Co. Ltd. (Gunma)	52,700	2,018,449
Sanrio Co. Ltd. (d)	51,400	1,467,725
Santen Pharmaceutical Co. Ltd.	77,200	4,451,920
SBI Holdings, Inc. Japan	208,760	2,471,933
Secom Co. Ltd.	217,967	13,321,660
Sega Sammy Holdings, Inc.	194,600	3,708,893
Seibu Holdings, Inc.	125,000	2,687,539
Seiko Epson Corp.	135,800	6,878,428
Sekisui Chemical Co. Ltd.	441,293	5,216,881
Sekisui House Ltd.	569,267	7,156,531
Seven & i Holdings Co., Ltd.	785,200	31,488,750
Seven Bank Ltd.	613,800	2,489,534
Sharp Corp. (a)(d)	1,603,675	5,055,557
Shikoku Electric Power Co., Inc. (a)	188,100	2,308,652
Shimadzu Corp.	243,000	2,127,666
Shimamura Co. Ltd.	23,400	2,109,587
SHIMANO, Inc.	82,100	9,792,503
SHIMIZU Corp.	617,416	5,103,347
Shin-Etsu Chemical Co., Ltd.	427,862	26,548,869
Shinsei Bank Ltd.	1,706,000	3,590,889
Shionogi & Co. Ltd.	310,591	7,313,643
Shiseido Co. Ltd.	372,850	6,880,408
Shizuoka Bank Ltd.	564,274	5,851,811
Showa Shell Sekiyu K.K.	199,900	2,144,153
SMC Corp.	57,471	15,021,614
SoftBank Corp.	1,001,030	72,329,612
Sony Corp.	1,081,985	20,616,250
Sony Financial Holdings, Inc.	179,200	2,869,405
Stanley Electric Co. Ltd.	150,125	3,553,826
Sumitomo Chemical Co. Ltd.	1,546,334	5,543,588
Sumitomo Corp.	1,171,142	15,116,956
Sumitomo Electric Industries Ltd.	787,606	11,528,896
Sumitomo Heavy Industries Ltd.	570,822	2,940,656
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Metal Mining Co. Ltd.	547,065	$ 8,299,698
Sumitomo Mitsui Financial Group, Inc.	1,326,400	53,651,688
Sumitomo Mitsui Trust Holdings, Inc.	3,459,722	14,202,621
Sumitomo Realty & Development Co. Ltd.	372,000	14,405,190
Sumitomo Rubber Industries Ltd.	176,700	2,523,679
Suntory Beverage & Food Ltd.	144,000	5,280,023
Suzuken Co. Ltd.	73,660	2,453,091
Suzuki Motor Corp.	379,300	12,325,564
Sysmex Corp.	151,400	5,856,937
T&D Holdings, Inc.	603,100	7,480,422
Taiheiyo Cement Corp.	1,225,000	5,121,582
Taisei Corp.	1,067,594	6,361,750
Taisho Pharmaceutical Holdings Co. Ltd.	32,857	2,491,631
Taiyo Nippon Sanso Corp. (d)	247,000	2,222,039
Takashimaya Co. Ltd.	280,000	2,392,426
Takeda Pharmaceutical Co. Ltd.	823,042	37,574,602
TDK Corp.	128,025	6,373,872
Teijin Ltd.	960,341	2,353,664
Terumo Corp.	317,224	7,982,050
The Chugoku Bank Ltd.	172,900	2,615,643
The Hachijuni Bank Ltd.	434,000	2,619,559
The Suruga Bank Ltd.	186,000	3,532,472
THK Co. Ltd.	118,600	2,807,553
Tobu Railway Co. Ltd.	1,068,297	5,595,866
Toho Co. Ltd.	116,954	2,707,888
Toho Gas Co. Ltd.	428,000	2,464,049
Tohoku Electric Power Co., Inc.	475,990	5,256,500
Tokio Marine Holdings, Inc.	721,700	21,998,862
Tokyo Electric Power Co., Inc. (a)	1,507,118	5,446,455
Tokyo Electron Ltd.	178,118	12,481,326
Tokyo Gas Co. Ltd.	2,496,395	14,177,710
Tokyo Tatemono Co. Ltd.	424,000	3,626,892
Tokyu Corp.	1,184,954	8,222,757
Tokyu Fudosan Holdings Corp.	511,600	3,923,848
TonenGeneral Sekiyu K.K.	297,856	2,716,760
Toppan Printing Co. Ltd.	580,013	4,259,022
Toray Industries, Inc.	1,522,883	10,390,645
Toshiba Corp.	4,194,880	18,489,807
Toto Ltd.	295,185	3,588,919
Toyo Seikan Group Holdings Ltd.	169,000	2,309,751
Toyo Suisan Kaisha Ltd.	92,000	2,878,178
Toyoda Gosei Co. Ltd.	65,100	1,239,493
Toyota Industries Corp.	168,786	8,103,091
Toyota Motor Corp.	2,873,651	163,967,664
Toyota Motor Corp. sponsored ADR (d)	830	94,886
Toyota Tsusho Corp.	219,600	5,793,666
Trend Micro, Inc.	110,500	3,557,836
Unicharm Corp.	129,780	8,520,613
United Urban Investment Corp.	2,604	4,199,637
USS Co. Ltd.	230,500	3,799,390
West Japan Railway Co.	172,200	8,143,689
Yahoo! Japan Corp.	1,506,400	6,066,429

	Shares	Value
Yakult Honsha Co. Ltd.	92,166	$ 5,058,079
Yamada Denki Co. Ltd. (d)	904,550	2,903,741
Yamaguchi Financial Group, Inc.	222,000	2,182,767
Yamaha Corp.	171,343	2,457,050
Yamaha Motor Co. Ltd.	277,100	5,126,796
Yamato Holdings Co. Ltd.	377,532	7,799,558
Yamato Kogyo Co. Ltd.	42,800	1,415,080
Yamazaki Baking Co. Ltd.	112,000	1,473,670
Yaskawa Electric Corp.	233,100	2,995,384
Yokogawa Electric Corp.	227,100	2,625,799
Yokohama Rubber Co. Ltd.	215,000	1,909,366
TOTAL JAPAN		2,849,889,820
Luxembourg - 0.4%
Altice S.A.	76,947	4,913,679
ArcelorMittal SA (Netherlands)	1,040,405	15,121,974
Millicom International Cellular SA (depository receipt)	68,631	6,151,922
RTL Group SA	40,898	3,967,471
SES SA (France) (depositary receipt)	314,383	11,632,433
Subsea 7 SA (a)	294,892	4,905,391
Tenaris SA	493,898	10,913,208
TOTAL LUXEMBOURG		57,606,078
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	76
Mauritius - 0.0%
Golden Agri-Resources Ltd.	7,317,680	2,987,884
Netherlands - 3.0%
AEGON NV	1,889,499	14,941,472
Airbus Group NV	611,824	37,626,827
Akzo Nobel NV	249,515	17,635,064
ASML Holding NV (Netherlands)	372,458	35,751,129
CNH Industrial NV	979,471	8,506,911
Corio NV (a)	73,665	3,957,346
Delta Lloyd NV	211,280	5,090,004
Fugro NV (Certificaten Van Aandelen)	77,194	2,799,949
Gemalto NV (d)	82,624	8,089,089
Heineken Holding NV	103,997	7,178,059
Heineken NV (Bearer)	239,518	18,221,980
ING Groep NV (Certificaten Van Aandelen) (a)(d)	4,000,540	55,058,875
Koninklijke Ahold NV	967,483	16,525,916
Koninklijke Boskalis Westminster NV	89,159	5,130,605
Koninklijke KPN NV (a)	3,317,850	11,075,146
Koninklijke Philips Electronics NV	1,015,400	31,013,930
OCI NV (a)	94,490	3,158,507
QIAGEN NV (a)	246,676	5,973,530
Randstad Holding NV	129,710	6,296,627
Reed Elsevier NV	724,391	16,513,965
Royal DSM NV	179,864	12,010,408
STMicroelectronics NV	661,184	5,554,013
TNT Express NV	469,520	3,509,074
Common Stocks - continued
	Shares	Value
Netherlands - continued
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,697,530	$ 70,592,190
Vopak NV (d)	72,835	3,734,274
Wolters Kluwer NV	313,638	8,687,166
Ziggo NV	154,766	7,361,443
TOTAL NETHERLANDS		421,993,499
New Zealand - 0.1%
Auckland International Airport Ltd.	973,561	2,988,610
Contact Energy Ltd.	377,126	1,750,731
Fletcher Building Ltd.	720,401	5,543,731
Ryman Healthcare Group Ltd.	388,232	2,617,377
Spark New Zealand Ltd.	1,901,732	4,668,715
Xero Ltd. (a)	67,000	1,412,262
TOTAL NEW ZEALAND		18,981,426
Norway - 0.7%
Aker Solutions ASA	165,573	2,505,788
DNB ASA	1,016,852	18,965,640
Gjensidige Forsikring ASA	206,036	4,284,972
Norsk Hydro ASA	1,392,886	8,180,294
Orkla ASA	846,888	7,651,841
Statoil ASA	1,162,521	32,701,477
Telenor ASA	788,334	18,074,083
Yara International ASA	189,400	9,503,691
TOTAL NORWAY		101,867,786
Portugal - 0.2%
Banco Comercial Portugues SA (Reg.) (a)(d)	36,446,542	4,956,505
Banco Espirito Santo SA (Reg.) (a)	2,598,658	409,741
Energias de Portugal SA	2,409,944	11,665,555
Galp Energia SGPS SA Class B	399,776	7,091,357
Jeronimo Martins SGPS SA	260,864	3,533,879
TOTAL PORTUGAL		27,657,037
Singapore - 1.4%
Ascendas Real Estate Investment Trust	2,141,183	4,028,486
CapitaCommercial Trust (REIT)	2,103,000	2,862,255
CapitaLand Ltd.	2,645,437	7,031,625
CapitaMall Trust	2,491,200	3,988,952
City Developments Ltd.	439,000	3,525,215
ComfortDelgro Corp. Ltd.	2,094,784	4,209,526
DBS Group Holdings Ltd.	1,789,485	25,673,569
Global Logistic Properties Ltd.	3,219,000	7,344,902
Hutchison Port Holdings Trust	5,846,000	4,209,120
Jardine Cycle & Carriage Ltd.	110,267	3,977,928
Keppel Corp. Ltd.	1,508,400	13,163,252
Keppel Land Ltd.	720,000	2,000,240
Olam International Ltd.	648,700	1,376,290
Oversea-Chinese Banking Corp. Ltd.	2,684,433	21,491,798
Oversea-Chinese Banking Corp. Ltd. rights 9/15/14 (a)	335,554	631,321
SembCorp Industries Ltd.	1,025,130	4,202,126

	Shares	Value
SembCorp Marine Ltd.	868,800	$ 2,754,452
Singapore Airlines Ltd.	546,425	4,418,472
Singapore Exchange Ltd.	845,000	4,925,023
Singapore Press Holdings Ltd.	1,665,021	5,532,074
Singapore Technologies Engineering Ltd.	1,614,161	4,729,858
Singapore Telecommunications Ltd.	8,295,827	25,836,249
StarHub Ltd.	602,000	2,000,160
United Overseas Bank Ltd.	1,327,189	24,364,472
UOL Group Ltd.	480,356	2,442,064
Wilmar International Ltd.	1,985,000	5,021,897
Yangzijiang Shipbuilding Holdings Ltd.	1,983,000	1,849,562
TOTAL SINGAPORE		193,590,888
Spain - 3.5%
Abertis Infraestructuras SA	416,640	8,764,580
ACS Actividades de Construccion y Servicios SA	184,183	7,757,542
Amadeus IT Holding SA Class A	396,701	14,751,241
Banco Bilbao Vizcaya Argentaria SA	6,146,664	74,408,810
Banco de Sabadell SA (d)	3,541,970	11,150,916
Banco Popular Espanol SA (d)	1,818,167	11,350,046
Banco Santander SA (Spain)	12,554,689	125,083,159
Bankia SA (a)	4,789,569	9,263,670
Criteria CaixaCorp SA	1,841,777	11,078,773
Distribuidora Internacional de Alimentacion SA	646,706	5,445,130
Enagas SA	211,636	7,054,867
Ferrovial SA	426,351	8,677,558
Gas Natural SDG SA	363,610	11,148,655
Grifols SA	154,273	7,181,909
Iberdrola SA	5,429,897	39,846,814
Inditex SA	1,136,906	32,939,120
International Consolidated Airlines Group SA (a)	277,099	1,658,813
International Consolidated Airlines Group SA CDI (a)	777,807	4,664,090
MAPFRE SA (Reg.)	1,084,033	4,063,714
Red Electrica Corporacion SA	113,127	9,526,544
Repsol YPF SA	1,049,254	26,043,025
Telefonica SA	4,264,049	67,648,218
Zardoya Otis SA	178,733	2,592,702
Zardoya Otis SA	6,706	97,277
TOTAL SPAIN		502,197,173
Sweden - 2.9%
Alfa Laval AB	327,828	7,485,975
ASSA ABLOY AB (B Shares)	348,030	17,582,629
Atlas Copco AB:
(A Shares)	695,606	20,253,364
(B Shares)	410,012	10,928,960
Boliden AB	282,041	4,467,137
Electrolux AB (B Shares)	252,087	6,394,824
Elekta AB (B Shares)	386,496	4,404,536
Getinge AB (B Shares)	207,262	5,417,858
H&M Hennes & Mauritz AB (B Shares)	989,533	42,091,521
Common Stocks - continued
	Shares	Value
Sweden - continued
Hexagon AB (B Shares)	265,514	$ 8,684,265
Husqvarna AB (B Shares)	423,745	3,207,227
Industrivarden AB (C Shares)	128,501	2,316,576
Investment AB Kinnevik (B Shares)	246,439	9,999,657
Investor AB (B Shares)	476,115	17,643,350
Lundin Petroleum AB (a)	232,379	4,328,897
Nordea Bank AB	3,165,120	41,255,132
Sandvik AB	1,111,898	13,864,422
Securitas AB (B Shares)	324,305	3,542,682
Skandinaviska Enskilda Banken AB (A Shares)	1,582,519	20,660,995
Skanska AB (B Shares)	391,464	8,098,965
SKF AB (B Shares)	412,031	9,503,079
Svenska Cellulosa AB (SCA) (B Shares)	611,793	14,705,616
Svenska Handelsbanken AB (A Shares)	519,669	24,357,916
Swedbank AB (A Shares)	943,235	24,022,010
Swedish Match Co. AB	211,413	7,059,956
Tele2 AB (B Shares)	334,857	4,165,800
Telefonaktiebolaget LM Ericsson (B Shares)	3,171,517	39,521,983
TeliaSonera AB	2,477,584	18,078,733
Volvo AB (B Shares)	1,591,648	19,003,903
TOTAL SWEDEN		413,047,968
Switzerland - 8.9%
ABB Ltd. (Reg.)	2,291,429	52,117,219
Actelion Ltd.	106,146	13,030,504
Adecco SA (Reg.)	177,770	13,457,889
Aryzta AG	91,324	8,341,068
Baloise Holdings AG	48,991	6,387,694
Barry Callebaut AG	2,293	2,809,896
Coca-Cola HBC AG	207,956	4,881,667
Compagnie Financiere Richemont SA Series A	544,222	51,899,827
Credit Suisse Group AG	1,579,568	44,562,638
Ems-Chemie Holding AG	8,477	3,684,247
Geberit AG (Reg.)	39,172	13,291,300
Givaudan SA	9,616	15,962,948
Holcim Ltd. (Reg.)	238,879	18,994,790
Julius Baer Group Ltd.	233,839	10,629,161
Kuehne & Nagel International AG	56,325	7,589,350
Lindt & Spruengli AG	107	6,704,618
Lindt & Spruengli AG (participation certificate)	962	5,043,414
Lonza Group AG	54,592	6,249,789
Nestle SA	3,361,428	260,740,546
Novartis AG	2,397,448	215,402,227
Pargesa Holding SA	31,701	2,722,754
Partners Group Holding AG	17,865	4,713,145
Roche Holding AG (participation certificate)	732,215	213,849,229
Schindler Holding AG:
(participation certificate)	48,189	6,965,503
(Reg.)	21,868	3,179,977

	Shares	Value
SGS SA (Reg.)	5,723	$ 12,698,384
Sika AG (Bearer)	2,245	8,485,540
Sonova Holding AG Class B	55,698	8,906,341
Sulzer AG (Reg.)	24,747	3,283,247
Swatch Group AG (Bearer)	32,170	17,443,741
Swatch Group AG (Bearer) (Reg.)	51,650	5,288,492
Swiss Life Holding AG	33,467	8,435,558
Swiss Prime Site AG	59,897	4,782,365
Swiss Re Ltd.	367,173	30,096,148
Swisscom AG	24,200	14,049,997
Syngenta AG (Switzerland)	97,060	34,860,466
Transocean Ltd. (Switzerland) (d)	376,378	14,480,334
UBS AG	3,803,530	68,261,227
Zurich Insurance Group AG	155,261	46,846,356
TOTAL SWITZERLAND		1,271,129,596
United Kingdom - 19.7%
3i Group PLC	1,011,501	6,602,785
Aberdeen Asset Management PLC	958,979	6,915,861
Admiral Group PLC	199,725	4,426,506
Aggreko PLC	266,299	7,524,479
AMEC PLC	311,533	5,818,404
Anglo American PLC (United Kingdom)	1,452,993	36,893,364
Antofagasta PLC	408,355	5,325,144
ARM Holdings PLC	1,468,116	23,725,638
ASOS PLC (a)	55,473	2,609,009
Associated British Foods PLC	371,534	17,659,046
AstraZeneca PLC (United Kingdom)	1,314,218	100,285,865
Aviva PLC	3,071,221	26,580,945
Babcock International Group PLC	524,821	9,767,067
BAE Systems PLC	3,315,221	24,497,254
Barclays PLC	17,040,411	63,557,862
BG Group PLC	3,552,970	70,823,409
BHP Billiton PLC	2,201,419	69,391,656
BP PLC	19,247,887	153,541,567
British American Tobacco PLC (United Kingdom)	1,966,530	116,267,728
British Land Co. PLC	996,642	12,086,672
British Sky Broadcasting Group PLC	1,082,767	15,701,648
BT Group PLC	8,240,448	52,980,802
Bunzl PLC	345,438	9,439,463
Burberry Group PLC	461,573	10,888,845
Capita Group PLC	688,246	14,019,599
Capital Shopping Centres Group PLC	903,022	5,127,100
Carnival PLC	191,611	7,177,083
Carphone Warehouse Group PLC	1,015,000	5,806,690
Centrica PLC	5,264,309	27,914,099
Cobham PLC	1,182,587	5,832,881
Compass Group PLC	1,753,874	28,520,042
Croda International PLC	140,382	5,085,264
Diageo PLC	2,617,391	77,239,947
Direct Line Insurance Group PLC	1,562,301	7,752,432
Common Stocks - continued
	Shares	Value
United Kingdom - continued
easyJet PLC	161,992	$ 3,590,229
Fresnillo PLC	231,765	3,701,436
G4S PLC (United Kingdom)	1,606,268	7,066,611
GKN PLC	1,709,331	9,957,650
GlaxoSmithKline PLC	5,059,535	123,653,698
GlaxoSmithKline PLC sponsored ADR (d)	2,239	109,935
Hammerson PLC	745,960	7,523,313
Hargreaves Lansdown PLC	245,558	4,573,980
HSBC Holdings PLC (United Kingdom)	19,837,023	214,422,188
ICAP PLC	574,608	3,617,323
IMI PLC	281,737	6,342,360
Imperial Tobacco Group PLC	1,003,699	43,773,462
Inmarsat PLC	445,317	5,178,748
InterContinental Hotel Group PLC	248,884	9,540,254
Intertek Group PLC	167,905	7,807,717
Investec PLC	578,974	5,272,093
ITV PLC	3,984,471	13,970,499
J Sainsbury PLC	1,287,712	6,206,019
Johnson Matthey PLC	212,401	11,135,661
Kingfisher PLC	2,484,682	12,527,457
Land Securities Group PLC	823,067	14,784,607
Legal & General Group PLC	6,168,410	24,751,254
Lloyds Banking Group PLC (a)	59,507,116	75,432,455
London Stock Exchange Group PLC	184,570	6,260,036
Marks & Spencer Group PLC	1,705,241	12,170,279
Meggitt PLC	833,550	6,526,086
Melrose PLC	1,114,842	5,047,145
National Grid PLC	3,888,201	58,105,304
Next PLC	161,461	19,018,111
Old Mutual PLC	5,105,941	16,860,013
Pearson PLC	854,198	15,755,056
Persimmon PLC	318,132	6,992,664
Prudential PLC	2,664,381	64,224,955
Prudential PLC ADR (d)	2,253	108,730
Reckitt Benckiser Group PLC	675,497	58,874,883
Reed Elsevier PLC	1,205,082	19,656,061
Rexam PLC	731,381	6,156,005
Rio Tinto PLC	1,325,740	70,887,559
Rolls-Royce Group PLC	1,959,278	33,210,020
Royal & Sun Alliance Insurance Group PLC	1,057,416	8,043,560
Royal Bank of Scotland Group PLC (a)	2,587,724	15,592,017
Royal Dutch Shell PLC:
Class A (Netherlands)	172,232	6,959,200
Class A (United Kingdom)	3,925,501	158,871,511
Class B (United Kingdom)	2,537,470	107,180,224
Royal Mail PLC	680,384	5,042,264
SABMiller PLC	1,004,367	55,407,698
Sage Group PLC	1,139,475	7,447,621
Schroders PLC	130,158	5,263,753
Scottish & Southern Energy PLC	1,008,044	25,403,794

	Shares	Value
Segro PLC	778,003	$ 4,780,218
Severn Trent PLC	248,659	8,029,179
Smith & Nephew PLC	931,359	16,122,339
Smiths Group PLC	408,729	8,929,737
Sports Direct International PLC (a)	280,625	3,379,956
Standard Chartered PLC (United Kingdom)	2,529,902	50,946,204
Standard Life PLC	2,479,420	15,822,708
Tate & Lyle PLC	489,270	5,494,950
Tesco PLC	8,439,226	32,258,418
The Weir Group PLC	222,565	9,773,044
Travis Perkins PLC	256,720	7,428,556
TUI Travel PLC	521,763	3,226,613
Tullow Oil PLC	952,749	11,546,456
Unilever PLC	1,338,270	59,031,206
United Utilities Group PLC	714,388	10,401,143
Vodafone Group PLC	27,406,705	94,193,580
Vodafone Group PLC sponsored ADR	14,727	505,725
Whitbread PLC	189,413	13,801,386
William Hill PLC	899,633	5,227,340
WM Morrison Supermarkets PLC	2,215,385	6,528,222
TOTAL UNITED KINGDOM		2,815,216,634
TOTAL COMMON STOCKS (Cost $12,352,263,348)		13,849,504,562
Nonconvertible Preferred Stocks - 0.9%

France - 0.3%
Air Liquide SA (a)	277,582	35,466,235
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	55,072	5,266,496
FUCHS PETROLUB AG	73,554	3,020,679
Henkel AG & Co. KGaA	180,369	18,912,269
Porsche Automobil Holding SE (Germany)	159,658	14,527,447
Volkswagen AG	169,310	38,008,124
TOTAL GERMANY		79,735,015
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	6,374,529	5,870,153
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $84,299,059)		121,071,403
Government Obligations - 0.1%
	Principal Amount	Value
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase:
0% 2/26/15	$ 3,000,000	$ 2,999,373
0.05% to 0.06% 10/9/14 to 6/25/15 (e)	14,000,000	13,997,972
TOTAL GOVERNMENT OBLIGATIONS (Cost $16,996,568)		16,997,345
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	199,560,560	199,560,560
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	145,330,841	145,330,841
TOTAL MONEY MARKET FUNDS (Cost $344,891,401)		344,891,401
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $12,798,450,376)	14,332,464,711
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(66,465,979)
NET ASSETS - 100%	$ 14,265,998,732
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
88 ASX SPI 200 Index Contracts (Australia)	Sept. 2014	$ 11,537,084	$ 504,966
121 CAC 40 Index Contracts (France)	Sept. 2014	6,963,672	302,566
12 Eurex Dax Index Contracts (Germany)	Sept. 2014	3,721,303	(170,565)
632 Eurex EURO STOXX 50 Index Contracts (Germany)	Sept. 2014	26,282,679	(877,189)
20 HKFE Hang Seng Index Contracts (Hong Kong)	Sept. 2014	3,184,883	(45,502)
262 LIFFE FTSE 100 Index Contracts (United Kingdom)	Sept. 2014	29,583,757	233,422
24 MSCI Sing IX ETS Index Contracts (Singapore)	Sept. 2014	1,450,318	(9,143)
1,905 NYSE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2014	182,956,200	(3,291,407)
215 OMX Stockholm 30 Index Contracts (Sweden)	Sept. 2014	4,266,624	113,590
195 TSE TOPIX Index Contracts (Japan)	Sept. 2014	23,914,652	726,091
TOTAL EQUITY INDEX CONTRACTS		$ 293,861,172	$ (2,513,171)
The face value of futures purchased as a percentage of net assets is 2%
Forward Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ (Depreciation)
9/12/14	JPY	Goldman Sachs Bank USA	Buy	80,000,000	$ 783,003	$ (14,052)
9/12/14	JPY	Goldman Sachs Bank USA	Buy	125,000,000	1,203,777	(2,291)
9/12/14	JPY	Goldman Sachs Bank USA	Buy	130,000,000	1,277,641	(28,095)
9/12/14	JPY	Goldman Sachs Bank USA	Buy	2,170,000,000	21,236,887	(379,075)
9/19/14	AUD	Goldman Sachs Bank USA	Buy	300,000	281,348	(1,474)
9/19/14	AUD	Goldman Sachs Bank USA	Buy	600,000	560,046	(298)
9/19/14	AUD	Goldman Sachs Bank USA	Buy	1,100,000	1,024,727	1,477
9/19/14	AUD	Goldman Sachs Bank USA	Buy	5,000,000	4,637,950	26,613
9/19/14	AUD	Goldman Sachs Bank USA	Buy	5,300,000	4,919,699	24,739
Forward Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ (Depreciation)
9/19/14	EUR	Goldman Sachs Bank USA	Buy	800,000	$ 1,073,352	$ (22,098)
9/19/14	EUR	Goldman Sachs Bank USA	Buy	800,000	1,075,094	(23,840)
9/19/14	EUR	Goldman Sachs Bank USA	Buy	1,000,000	1,320,443	(6,376)
9/19/14	EUR	Goldman Sachs Bank USA	Buy	1,100,000	1,490,580	(45,106)
9/19/14	EUR	Goldman Sachs Bank USA	Buy	1,500,000	2,038,620	(67,519)
9/19/14	EUR	Goldman Sachs Bank USA	Buy	11,000,000	14,936,702	(481,961)
9/19/14	EUR	Goldman Sachs Bank USA	Buy	12,000,000	16,254,228	(485,420)
9/19/14	GBP	Goldman Sachs Bank USA	Buy	300,000	502,658	(4,674)
9/19/14	GBP	Goldman Sachs Bank USA	Buy	400,000	679,070	(15,092)
9/19/14	GBP	Goldman Sachs Bank USA	Buy	700,000	1,189,227	(27,265)
9/19/14	GBP	Goldman Sachs Bank USA	Buy	1,100,000	1,824,816	1,123
9/19/14	GBP	Goldman Sachs Bank USA	Buy	7,300,000	12,366,704	(249,108)
9/19/14	GBP	Goldman Sachs Bank USA	Buy	8,000,000	13,552,640	(273,083)
9/19/14	SEK	Goldman Sachs Bank USA	Buy	2,000,000	298,766	(12,626)
9/19/14	SEK	Goldman Sachs Bank USA	Buy	2,700,000	394,294	(8,004)
9/19/14	SEK	Goldman Sachs Bank USA	Buy	25,400,000	3,812,537	(178,557)
						$ (2,272,062)
* Amount in U.S. Dollars unless otherwise noted
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,077,267.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 100,414
Fidelity Securities Lending Cash Central Fund	2,470,850
Total	$ 2,571,264
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,606,322,526	$ 1,246,731,762	$ 359,590,764	$ -
Consumer Staples	1,539,229,993	780,842,864	758,387,129	-
Energy	984,002,460	229,667,189	754,335,271	-
Financials	3,607,674,412	2,265,798,330	1,341,466,261	409,821
Health Care	1,502,184,250	491,759,770	1,010,424,480	-
Industrials	1,757,047,507	1,524,477,660	232,569,847	-
Information Technology	635,430,360	347,733,678	287,696,682	-
Materials	1,120,436,920	748,874,874	371,562,046	-
Telecommunication Services	683,599,369	235,850,472	447,748,897	-
Utilities	534,648,168	468,719,066	65,929,102	-
Government Obligations	16,997,345	-	16,997,345	-
Money Market Funds	344,891,401	344,891,401	-	-
Total Investments in Securities:	$ 14,332,464,711	$ 8,685,347,066	$ 5,646,707,824	$ 409,821
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 53,952	$ -	$ 53,952	$ -
Futures Contracts	1,880,635	1,880,635	-	-
Total Assets	$ 1,934,587	$ 1,880,635	$ 53,952	$ -
Liabilities
Forward Foreign Currency Contracts	$ (2,326,014)	$ -	$ (2,326,014)	$ -
Futures Contracts	(4,393,806)	(4,393,806)	-	-
Total Liabilities	$ (6,719,820)	$ (4,393,806)	$ (2,326,014)	$ -
Total Derivative Instruments:	$ (4,785,233)	$ (2,513,171)	$ (2,272,062)	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 138,447,742
Level 2 to Level 1	$ 1,402,315,056
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (b)	$ 1,880,635	$ (4,393,806)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	53,952	(2,326,014)
Total Value of Derivatives	$ 1,934,587	$ (6,719,820)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $137,650,755) - See accompanying schedule: Unaffiliated issuers (cost $12,453,558,975)	$ 13,987,573,310
Fidelity Central Funds (cost $344,891,401)	344,891,401
Total Investments (cost $12,798,450,376)		$ 14,332,464,711
Foreign currency held at value (cost $4,516,244)		4,513,556
Unrealized appreciation on foreign currency contracts		53,952
Receivable for fund shares sold		76,993,054
Dividends receivable		51,423,878
Distributions receivable from Fidelity Central Funds		104,860
Receivable from investment adviser for expense reductions		386,632
Other receivables		3,177
Total assets		14,465,943,820

Liabilities
Payable to custodian bank	$ 7,590
Payable for investments purchased	26,964,255
Unrealized depreciation on foreign currency contracts	2,326,014
Payable for fund shares redeemed	23,426,881
Accrued management fee	702,953
Payable for daily variation margin for derivative instruments	73,960
Other affiliated payables	1,112,594
Collateral on securities loaned, at value	145,330,841
Total liabilities		199,945,088

Net Assets		$ 14,265,998,732
Net Assets consist of:
Paid in capital		$ 13,137,449,725
Undistributed net investment income		276,612,589
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(676,836,092)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,528,772,510
Net Assets		$ 14,265,998,732

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($2,857,723,332 ÷ 69,019,979 shares)	$ 41.40

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($7,872,020,629 ÷ 190,074,157 shares)	$ 41.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,767,781,995 ÷ 42,674,619 shares)	$ 41.42

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,768,472,776 ÷ 42,692,324 shares)	$ 41.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 307,696,722
Interest		218,861
Income from Fidelity Central Funds (including $2,470,850 from security lending)		2,571,264
Income before foreign taxes withheld		310,486,847
Less foreign taxes withheld		(23,555,465)
Total income		286,931,382

Expenses
Management fee	$ 4,123,102
Transfer agent fees	6,522,444
Independent trustees' compensation	28,554
Miscellaneous	11,171
Total expenses before reductions	10,685,271
Expense reductions	(2,264,243)	8,421,028
Net investment income (loss)		278,510,354
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(17,617,675)
Foreign currency transactions	1,509,128
Futures contracts	16,317,374
Total net realized gain (loss)		208,827
Change in net unrealized appreciation (depreciation) on: Investment securities	(107,534,017)
Assets and liabilities in foreign currencies	(5,412,782)
Futures contracts	(5,722,778)
Total change in net unrealized appreciation (depreciation)		(118,669,577)
Net gain (loss)		(118,460,750)
Net increase (decrease) in net assets resulting from operations		$ 160,049,604

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 278,510,354	$ 410,785,775
Net realized gain (loss)	208,827	(14,214,095)
Change in net unrealized appreciation (depreciation)	(118,669,577)	1,674,640,181
Net increase (decrease) in net assets resulting from operations	160,049,604	2,071,211,861
Distributions to shareholders from net investment income	(89,155,349)	(295,551,780)
Distributions to shareholders from net realized gain	-	(11,664,541)
Total distributions	(89,155,349)	(307,216,321)
Share transactions - net increase (decrease)	1,105,401,284	1,293,577,160
Redemption fees	328,242	896,226
Total increase (decrease) in net assets	1,176,623,781	3,058,468,926

Net Assets
Beginning of period	13,089,374,951	10,030,906,025
End of period (including undistributed net investment income of $276,612,589 and undistributed net investment income of $87,257,584, respectively)	$ 14,265,998,732	$ 13,089,374,951

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 41.19	$ 35.31	$ 33.06	$ 37.29	$ 31.74	$ 20.85
Income from Investment Operations
Net investment income (loss) D	.82	1.35G	1.03	1.19	.94	.82
Net realized and unrealized gain (loss)	(.34)	5.53	2.23	(4.28)	5.45	10.93
Total from investment operations	.48	6.88	3.26	(3.09)	6.39	11.75
Distributions from net investment income	(.27)	(.96)	(.97)	(1.12)	(.81)	(.74)
Distributions from net realized gain	-	(.04)	(.04)	(.02)	(.03)	(.12)
Total distributions	(.27)	(1.00)	(1.01)	(1.14)	(.84)	(.86)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 41.40	$ 41.19	$ 35.31	$ 33.06	$ 37.29	$ 31.74
Total ReturnB, C	1.18%	19.66%	10.01%	(7.92)%	20.34%	56.36%
Ratios to Average Net Assets E, H
Expenses before reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.11%	.10%	.10%
Expenses net of all reductions	.20%A	.20%	.20%	.11%	.10%	.10%
Net investment income (loss)	3.98%A	3.52%G	3.16%	3.54%	2.84%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,857,723	$ 2,640,165	$ 2,282,743	$ 3,424,239	$ 6,932,647	$ 5,488,131
Portfolio turnover rateF	1%A	2%	1%	9%	1%	2%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.82%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 41.20	$ 35.31	$ 33.07	$ 37.29	$ 31.74	$ 20.85
Income from Investment Operations
Net investment income (loss) D	.84	1.38G	1.06	1.20	.96	.83
Net realized and unrealized gain (loss)	(.34)	5.54	2.22	(4.28)	5.44	10.93
Total from investment operations	.50	6.92	3.28	(3.08)	6.40	11.76
Distributions from net investment income	(.28)	(.99)	(1.00)	(1.12)	(.82)	(.75)
Distributions from net realized gain	-	(.04)	(.04)	(.02)	(.03)	(.12)
Total distributions	(.28)	(1.03)	(1.04)	(1.14)	(.85)	(.87)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 41.42	$ 41.20	$ 35.31	$ 33.07	$ 37.29	$ 31.74
Total Return B,C	1.22%	19.79%	10.07%	(7.87)%	20.38%	56.40%
Ratios to Average Net Assets E,H
Expenses before reductions	.17%A	.17%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.12%A	.12%	.12%	.07%	.07%	.07%
Expenses net of all reductions	.12%A	.12%	.12%	.07%	.07%	.07%
Net investment income (loss)	4.06%A	3.60%G	3.24%	3.57%	2.87%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,872,021	$ 7,201,814	$ 5,322,884	$ 3,476,600	$ 3,062,970	$ 2,178,395
Portfolio turnover rateF	1%A	2%	1%	9%	1%	2%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.90%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H, J
Selected Per-Share Data
Net asset value, beginning of period	$ 41.20	$ 35.31	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	.85	1.40G	1.07	.32
Net realized and unrealized gain (loss)	(.35)	5.54	2.22	2.48
Total from investment operations	.50	6.94	3.29	2.80
Distributions from net investment income	(.28)	(1.01)	(1.01)	(1.02)
Distributions from net realized gain	-	(.04)	(.04)	-
Total distributions	(.28)	(1.05)	(1.05)	(1.02)
Redemption fees added to paid in capital D,K	-	-	-	-
Net asset value, end of period	$ 41.42	$ 41.20	$ 35.31	$ 33.07
Total Return B,C	1.24%	19.85%	10.12%	9.44%
Ratios to Average Net Assets E,I
Expenses before reductions	.10%A, M	.10%M	.10%M	.10%A, M
Expenses net of fee waivers, if any	.07%A	.07%	.07%	.07%A
Expenses net of all reductions	.07%A	.07%	.07%	.07%A
Net investment income (loss)	4.11%A	3.65%G	3.29%	2.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,767,782	$ 1,595,562	$ 1,269,545	$ 860,659
Portfolio turnover rateF	1%A	2%	1%	9%L

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.95%. HFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LAmount not annualized. MAmount represents .095%.

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H,J
Selected Per-Share Data
Net asset value, beginning of period	$ 41.20	$ 35.31	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	.85	1.41G	1.08	.32
Net realized and unrealized gain (loss)	(.35)	5.53	2.22	2.48
Total from investment operations	.50	6.94	3.30	2.80
Distributions from net investment income	(.28)	(1.01)	(1.02)	(1.02)
Distributions from net realized gain	-	(.04)	(.04)	-
Total distributions	(.28)	(1.05)	(1.06)	(1.02)
Redemption fees added to paid in capital D,K	-	-	-	-
Net asset value, end of period	$ 41.42	$ 41.20	$ 35.31	$ 33.07
Total Return B,C	1.24%	19.86%	10.13%	9.45%
Ratios to Average Net Assets E,I
Expenses before reductions	.08%A, M	.08%M	.08%M	.08%A, M
Expenses net of fee waivers, if any	.06%A	.06%	.06%	.06%A
Expenses net of all reductions	.06%A	.06%	.06%	.06%A
Net investment income (loss)	4.12%A	3.66%G	3.30%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,768,473	$ 1,651,834	$ 1,155,733	$ 958,101
Portfolio turnover rateF	1%A	2%	1%	9%L

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.96%. HFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LAmount not annualized. MAmount represents .075%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Spartan® Extended Market Index Fund and Spartan® International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, capital loss carryforwards losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Spartan Extended Market Index	$ 14,533,237,786	$ 5,107,381,182	$ (910,997,320)	$ 4,196,383,862
Spartan International Index	12,870,230,713	3,179,499,040	(1,717,265,042)	1,462,233,998

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2017	2018	2019	Total with expiration
Spartan International Index	$(119,933,607)	$(148,608,684)	$(49,793,394)	$(318,335,685)
	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Spartan International Index	$ -	$ (273,085,580)	$ (273,085,580)	$ (591,421,265)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2013 to February 28, 2014. Loss deferrals were as follows:

Capital losses
Spartan International Index	$ (10,653,905)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to.75% and 1.00% of the net asset value of shares redeemed from Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Extended Market Index
Equity Risk
Futures Contracts	$ 7,057,504	$ (7,818,715)
Totals (a)	$ 7,057,504	$ (7,818,715)
Spartan International Index
Equity Risk
Futures Contracts	$ 16,317,374	$ (5,722,778)
Foreign Exchange Risk
Forward Foreign Currency Contracts	1,640,103	(3,789,618)
Totals (a)	$ 17,957,477	$ (9,512,396)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Spartan International Index Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume of activity during the period.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Extended Market Index	1,299,628,048	517,934,757
Spartan International Index	1,324,966,665	84,947,887

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .06% for each Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Extended Market Index Fund	.10%	.07%	n/a	.07%
Spartan International Index Fund	.20%	.17%	.095%	.075%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on average net assets noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on average net assets as noted in the following table:

	Received by FIIOC	Paid by Class
Spartan Extended Market Index
Investor Class	.075%	.04%
Fidelity Advantage Class	.045%	.01%
Fidelity Advantage Institutional Class	.015%	.01%
Spartan International Index
Investor Class	.21%	.14%
Fidelity Advantage Class	.11%	.11%
Institutional Class	.035%	.035%
Fidelity Advantage Institutional Class	.015%	.015%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Extended Market Index
Investor Class	$ 368,940
Fidelity Advantage Class	612,411
Fidelity Advantage Institutional Class	20,124
$ 1,001,475
Spartan International Index
Investor Class	$ 1,921,949
Fidelity Advantage Class	4,177,623
Institutional Class	293,467
Fidelity Advantage Institutional Class	129,405
$ 6,522,444

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Extended Market Index	$ 11,883
Spartan International Index	11,171

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. Total reimbursements are included in the following table:

	Expense Limitations	Reimbursement
Spartan Extended Market Index
Fidelity Advantage Institutional Class	.06%	$ 20,936
Spartan International Index
Fidelity Advantage Class	.12%	1,916,598
Institutional Class	.07%	213,304
Fidelity Advantage Institutional Class	.06%	133,184

Semiannual Report

9. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Spartan Extended Market Index	$ 1,371
Spartan International Index	1,155

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Spartan Extended Market Index	$ 529
Spartan International Index	2

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
Spartan Extended Market Index
From net investment income
Investor Class	$ 3,658,184	$ 16,621,797
Fidelity Advantage Class	25,822,578	112,997,472
Fidelity Advantage Institutional Class	737,196	835,637
Total	$ 30,217,958	$ 130,454,906
From net realized gain
Investor Class	$ 23,893,534	$ 31,841,694
Fidelity Advantage Class	162,208,731	211,703,785
Fidelity Advantage Institutional Class	4,572,389	1,391,522
Total	$ 190,674,654	$ 244,937,001
Spartan International Index
From net investment income
Investor Class	$ 17,346,593	$ 58,011,983
Fidelity Advantage Class	49,139,785	160,441,037
Institutional Class	11,081,951	37,902,014
Fidelity Advantage Institutional Class	11,587,020	39,196,746
Total	$ 89,155,349	$ 295,551,780
From net realized gain
Investor Class	$ -	$ 2,366,597
Fidelity Advantage Class	-	6,326,343
Institutional Class	-	1,463,888
Fidelity Advantage Institutional Class	-	1,507,713
Total	$ -	$ 11,664,541

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Spartan Extended Market Index
Investor Class
Shares sold	5,658,282	19,932,366	$ 305,635,673	$ 967,050,540
Reinvestment of distributions	524,324	950,199	26,981,695	47,450,450
Shares redeemed	(4,083,738)	(10,812,918)	(222,345,564)	(534,857,352)
Net increase (decrease)	2,098,868	10,069,647	$ 110,271,804	$ 479,643,638
Fidelity Advantage Class
Shares sold	29,922,027	84,733,601	$ 1,625,432,889	$ 4,185,536,521
Reinvestment of distributions	3,519,756	6,264,021	181,126,675	312,421,897
Shares redeemed	(28,581,796)	(35,284,757)	(1,549,221,214)	(1,747,457,820)
Net increase (decrease)	4,859,987	55,712,865	$ 257,338,350	$ 2,750,500,598
Fidelity Advantage Institutional Class
Shares sold	8,146,601	1,794,400	$ 442,961,658	$ 94,062,308
Reinvestment of distributions	103,199	43,657	5,309,585	2,227,159
Shares redeemed	(945,834)	(111,385)	(51,121,911)	(5,860,887)
Net increase (decrease)	7,303,966	1,726,672	$ 397,149,332	$ 90,428,580
Spartan International Index
Investor Class
Shares sold	9,585,517	20,112,329	$ 396,859,695	$ 772,478,855
Reinvestment of distributions	421,750	1,523,594	16,950,138	58,871,715
Shares redeemed	(5,079,930)	(22,200,847)	(210,073,670)	(857,809,530)
Net increase (decrease)	4,927,337	(564,924)	$ 203,736,163	$ (26,458,960)
Fidelity Advantage Class
Shares sold	26,678,571	53,596,060	$ 1,104,768,134	$ 2,066,510,885
Reinvestment of distributions	1,109,620	3,892,047	44,595,636	150,388,696
Shares redeemed	(12,528,381)	(33,423,301)	(518,709,035)	(1,274,395,424)
Net increase (decrease)	15,259,810	24,064,806	$ 630,654,735	$ 942,504,157
Institutional Class
Shares sold	7,308,875	12,102,316	$ 303,446,414	$ 463,354,188
Reinvestment of distributions	275,724	1,018,728	11,081,344	39,363,642
Shares redeemed	(3,635,838)	(10,345,415)	(150,466,366)	(398,770,131)
Net increase (decrease)	3,948,761	2,775,629	$ 164,061,392	$ 103,947,699
Fidelity Advantage Institutional Class
Shares sold	5,737,298	14,681,068	$ 237,334,551	$ 551,158,148
Reinvestment of distributions	288,301	1,053,409	11,586,822	40,703,723
Shares redeemed	(3,426,340)	(8,369,672)	(141,972,379)	(318,277,607)
Net increase (decrease)	2,599,259	7,364,805	$ 106,948,994	$ 273,584,264

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Extended Market Index Fund / Spartan International Index Fund / Spartan Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund, for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods, as shown below. Peer group comparisons are not shown below. For Spartan International Index Fund, returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Spartan Extended Market Index Fund

Semiannual Report

Spartan International Index Fund

Spartan Total Market Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Spartan Extended Market Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.07% to 0.06%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Semiannual Report

Spartan International Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.17% to 0.06%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Spartan Total Market Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.07% to 0.045%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

The Board also considered that, in June 2014, after the periods shown in the chart above, it had approved an amended and restated management contract for the fund (effective July 1, 2014) that lowered the fund's management fee from 0.045% to 0.0357%. The Board also considered that it had approved an amended and restated sub-advisory contract for the fund with Geode Capital Management, LLC (Geode) that lowered the sub-advisory fees that FMR pays to Geode.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for 2013.

With respect to Spartan Extended Market Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.07%; Fidelity Advantage Institutional Class: 0.07%; and Investor Class: 0.10%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.06% through April 30, 2015.

With respect to Spartan International Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.17%; Fidelity Advantage Institutional Class: 0.075%; Institutional Class: 0.095%; and Investor Class: 0.20%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.12%, 0.06%, and 0.07% through April 30, 2015.

With respect to Spartan Total Market Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.05%; Fidelity Advantage Institutional Class: 0.035%; Institutional Class: 0.04%; Investor Class: 0.10%; and Class F: 0.035%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.06%, 0.045%, and 0.05% through April 30, 2015.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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Automated line for quickest service

SIF-USAN-1014
1.790950.111

Spartan® Total Market Index

Fund
Class F

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Investor Class	.100%
Actual		$ 1,000.00	$ 1,075.90	$ .52
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.060%
Actual		$ 1,000.00	$ 1,076.20	$ .31
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .31
Institutional Class	.050%
Actual		$ 1,000.00	$ 1,076.20	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26
Fidelity Advantage Institutional Class	.042%
Actual		$ 1,000.00	$ 1,076.30	$ .22
HypotheticalA		$ 1,000.00	$ 1,024.99	$ .21
Class F	.042%
Actual		$ 1,000.00	$ 1,076.20	$ .22
HypotheticalA		$ 1,000.00	$ 1,024.99	$ .21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.8	2.2
Exxon Mobil Corp.	1.9	2.0
Microsoft Corp.	1.5	1.4
Johnson & Johnson	1.3	1.2
General Electric Co.	1.2	1.2
Berkshire Hathaway, Inc. Class B	1.1	1.0
Wells Fargo & Co.	1.1	1.1
Chevron Corp.	1.1	1.1
JPMorgan Chase & Co.	1.0	1.0
Procter & Gamble Co.	1.0	1.0
	14.0
Market Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.4	18.0
Financials	17.1	16.9
Health Care	13.2	13.1
Consumer Discretionary	12.5	13.0
Industrials	11.2	11.4
Energy	9.6	9.1
Consumer Staples	8.0	8.1
Materials	3.8	3.8
Utilities	3.0	3.0
Telecommunication Services	2.1	2.3

Semiannual Report

Spartan Total Market Index Fund

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc. (a)	58,540	$ 1,059,574
Autoliv, Inc.	118,893	12,328,015
BorgWarner, Inc.	256,514	15,952,606
Cooper Tire & Rubber Co.	72,740	2,242,574
Cooper-Standard Holding, Inc. (a)(d)	18,059	1,183,045
Dana Holding Corp.	179,010	4,158,402
Delphi Automotive PLC	315,399	21,945,462
Dorman Products, Inc. (a)(d)	32,717	1,466,703
Drew Industries, Inc.	24,362	1,081,429
Federal-Mogul Corp. Class A (a)	65,766	1,122,626
Fox Factory Holding Corp. (d)	10,471	159,369
Fuel Systems Solutions, Inc. (a)(d)	20,668	209,367
Gentex Corp.	174,142	5,145,896
Gentherm, Inc. (a)(d)	38,502	1,880,823
Johnson Controls, Inc.	762,086	37,197,418
Lear Corp.	91,325	9,235,697
Modine Manufacturing Co. (a)	55,728	792,452
Motorcar Parts of America, Inc. (a)	17,588	533,268
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	11,722	55,562
Remy International, Inc.	14,427	318,837
Shiloh Industries, Inc. (a)	7,922	132,377
Spartan Motors, Inc.	44,931	234,540
Standard Motor Products, Inc.	23,238	873,981
Stoneridge, Inc. (a)	33,804	421,198
Strattec Security Corp.	4,334	347,760
Superior Industries International, Inc.	32,436	630,880
Sypris Solutions, Inc.	16,848	73,626
Tenneco, Inc. (a)	64,500	4,133,160
The Goodyear Tire & Rubber Co.	313,250	8,135,103
Tower International, Inc. (a)	19,656	659,066
TRW Automotive Holdings Corp. (a)	137,074	13,198,855
UQM Technologies, Inc. (a)(d)	38,648	62,223
Visteon Corp. (a)	54,951	5,560,492
		152,532,386
Automobiles - 0.7%
Ford Motor Co.	4,535,155	78,957,049
General Motors Co.	1,521,893	52,961,876
Harley-Davidson, Inc.	252,087	16,022,650
Tesla Motors, Inc. (a)(d)	96,223	25,951,343
Thor Industries, Inc.	55,365	2,973,654
Winnebago Industries, Inc. (a)	39,123	967,512
		177,834,084
Distributors - 0.1%
Core-Mark Holding Co., Inc.	22,316	1,074,739
Genuine Parts Co.	178,880	15,694,931
LKQ Corp. (a)	344,122	9,773,065
Pool Corp.	48,205	2,731,295

	Shares	Value
VOXX International Corp. (a)	18,073	$ 178,923
Weyco Group, Inc.	1,992	53,724
		29,506,677
Diversified Consumer Services - 0.2%
2U, Inc. (d)	6,579	124,343
American Public Education, Inc. (a)	16,975	515,361
Apollo Education Group, Inc. Class A (non-vtg.) (a)	111,836	3,105,686
Ascent Capital Group, Inc. (a)(d)	16,905	1,055,041
Bridgepoint Education, Inc. (a)	9,049	113,746
Bright Horizons Family Solutions, Inc. (a)	32,761	1,332,390
Capella Education Co.	13,812	899,299
Career Education Corp. (a)	44,821	246,067
Carriage Services, Inc.	15,957	297,438
Chegg, Inc. (d)	23,165	160,070
Collectors Universe, Inc.	4,772	96,156
Corinthian Colleges, Inc. (a)(d)	84,173	14,048
DeVry, Inc.	67,010	2,876,739
Education Management Corp. (a)(d)	26,671	34,406
Graham Holdings Co.	4,705	3,381,954
Grand Canyon Education, Inc. (a)(d)	52,030	2,249,777
H&R Block, Inc.	306,192	10,266,618
Houghton Mifflin Harcourt Co.	90,368	1,735,066
ITT Educational Services, Inc. (a)(d)	22,063	185,991
K12, Inc. (a)(d)	35,687	671,986
Learning Tree International, Inc. (a)	3,285	7,687
LifeLock, Inc. (a)(d)	108,404	1,606,547
Lincoln Educational Services Corp.	15,671	40,274
Matthews International Corp. Class A	35,361	1,631,910
National American University Holdings, Inc.	5,378	16,887
Regis Corp. (d)	37,626	568,529
Service Corp. International	236,136	5,235,135
Sotheby's Class A (Ltd. vtg.)	74,799	3,052,547
Steiner Leisure Ltd. (a)	15,523	660,038
Strayer Education, Inc. (a)(d)	14,558	883,962
Universal Technical Institute, Inc.	29,419	328,610
Weight Watchers International, Inc. (a)(d)	23,857	589,029
		43,983,337
Hotels, Restaurants & Leisure - 1.9%
Ambassadors Group, Inc. (a)	24,177	98,159
ARAMARK Holdings Corp.	77,080	1,996,372
Bally Technologies, Inc. (a)	46,562	3,691,901
Belmond Ltd. Class A (a)	110,162	1,407,870
Biglari Holdings, Inc. (d)	1,404	504,527
Biglari Holdings, Inc. rights 9/12/14 (a)(d)	1,404	30,972
BJ's Restaurants, Inc. (a)(d)	35,904	1,338,142
Bloomin' Brands, Inc. (a)	94,643	1,574,860
Bob Evans Farms, Inc.	27,901	1,211,461
Boyd Gaming Corp. (a)(d)	82,652	880,244
Bravo Brio Restaurant Group, Inc. (a)	12,451	179,792
Brinker International, Inc.	84,914	4,152,295
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Buffalo Wild Wings, Inc. (a)(d)	20,168	$ 2,979,822
Burger King Worldwide, Inc. (d)	100,568	3,222,199
Caesars Entertainment Corp. (a)(d)	37,816	508,247
Carnival Corp. unit	503,525	19,073,527
Carrols Restaurant Group, Inc. (a)	34,793	253,641
Century Casinos, Inc. (a)	28,742	148,884
Chipotle Mexican Grill, Inc. (a)	35,695	24,224,412
Choice Hotels International, Inc.	44,031	2,384,719
Churchill Downs, Inc.	15,167	1,428,276
Chuy's Holdings, Inc. (a)(d)	19,492	512,640
ClubCorp Holdings, Inc.	34,731	644,607
Cosi, Inc. (a)(d)	11,735	18,893
Cracker Barrel Old Country Store, Inc.	24,866	2,496,795
Darden Restaurants, Inc. (d)	150,278	7,111,155
Del Frisco's Restaurant Group, Inc. (a)(d)	28,720	635,574
Denny's Corp. (a)	93,175	636,385
Diamond Resorts International, Inc. (a)	18,779	469,851
DineEquity, Inc.	19,807	1,647,942
Domino's Pizza, Inc.	66,862	5,044,738
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,614
Dover Motorsports, Inc.	9,993	26,481
Dunkin' Brands Group, Inc. (d)	121,165	5,275,524
Einstein Noah Restaurant Group, Inc.	21,901	311,651
Empire Resorts, Inc. (a)(d)	5,314	23,700
Entertainment Gaming Asia, Inc.	8,246	4,370
Extended Stay America, Inc. unit	62,934	1,501,605
Famous Dave's of America, Inc. (a)(d)	7,623	206,660
Fiesta Restaurant Group, Inc. (a)(d)	33,170	1,628,315
Frisch's Restaurants, Inc.	500	12,720
Hilton Worldwide Holdings, Inc.	353,927	8,961,432
Hyatt Hotels Corp. Class A (a)	74,342	4,541,553
Ignite Restaurant Group, Inc. (a)(d)	4,841	35,727
International Game Technology	278,289	4,691,953
International Speedway Corp. Class A	32,760	1,097,132
Interval Leisure Group, Inc.	46,155	997,871
Intrawest Resorts Holdings, Inc.	22,150	254,947
Isle of Capri Casinos, Inc. (a)	20,657	170,833
Jack in the Box, Inc.	42,139	2,505,164
Jamba, Inc. (a)(d)	19,136	279,577
Kona Grill, Inc. (a)	4,029	70,225
Krispy Kreme Doughnuts, Inc. (a)(d)	81,924	1,393,527
La Quinta Holdings, Inc.	63,413	1,252,407
Lakes Entertainment, Inc. (a)	2,872	13,068
Las Vegas Sands Corp.	443,932	29,525,917
Life Time Fitness, Inc. (a)(d)	49,894	2,300,113
Luby's, Inc. (a)	14,614	80,231
Marcus Corp.	22,859	416,262
Marriott International, Inc. Class A	251,677	17,466,384
Marriott Vacations Worldwide Corp. (a)	31,069	1,851,402
McDonald's Corp.	1,136,708	106,532,274

	Shares	Value
MGM Mirage, Inc. (a)	382,018	$ 9,347,980
Monarch Casino & Resort, Inc. (a)	11,528	146,636
Morgans Hotel Group Co. (a)	27,678	209,246
MTR Gaming Group, Inc. (a)	11,304	50,981
Multimedia Games Holding Co., Inc. (a)	34,238	952,159
Noodles & Co. (a)	16,951	331,731
Norwegian Cruise Line Holdings Ltd. (a)(d)	107,864	3,592,950
Panera Bread Co. Class A (a)(d)	29,209	4,379,597
Papa John's International, Inc.	38,520	1,525,392
Penn National Gaming, Inc. (a)	66,856	754,804
Pinnacle Entertainment, Inc. (a)(d)	61,922	1,547,431
Pizza Inn Holdings, Inc. (a)(d)	9,079	72,814
Popeyes Louisiana Kitchen, Inc. (a)	24,822	995,362
Potbelly Corp. (d)	17,598	212,936
Premier Exhibitions, Inc. (a)	7,733	5,645
RCI Hospitality Holdings, Inc. (a)(d)	5,726	68,311
Red Lion Hotels Corp. (a)	3,129	18,148
Red Robin Gourmet Burgers, Inc. (a)(d)	21,139	1,122,481
Royal Caribbean Cruises Ltd.	187,296	11,941,993
Ruby Tuesday, Inc. (a)(d)	88,086	543,491
Ruth's Hospitality Group, Inc.	33,916	378,163
Scientific Games Corp. Class A (a)(d)	45,645	463,297
SeaWorld Entertainment, Inc.	80,309	1,669,624
Six Flags Entertainment Corp.	119,451	4,357,572
Sonic Corp.	98,965	2,089,151
Speedway Motorsports, Inc.	7,569	140,783
Starbucks Corp.	870,660	67,746,055
Starwood Hotels & Resorts Worldwide, Inc.	213,692	18,065,522
Texas Roadhouse, Inc. Class A	57,171	1,520,177
The Cheesecake Factory, Inc. (d)	58,805	2,643,285
Town Sports International Holdings, Inc.	13,107	73,268
Vail Resorts, Inc.	44,936	3,571,963
Wendy's Co.	318,091	2,592,442
Wyndham Worldwide Corp.	150,698	12,197,496
Wynn Resorts Ltd.	92,850	17,908,908
Yum! Brands, Inc.	510,498	36,975,370
Zoe's Kitchen, Inc.	15,464	451,085
		494,603,790
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	9,782	148,295
Beazer Homes U.S.A., Inc. (a)(d)	23,951	451,476
Blyth, Inc. (d)	16,038	106,172
Cavco Industries, Inc. (a)(d)	9,813	700,943
Cobra Electronics Corp. (a)	1,032	4,417
Comstock Holding Companies, Inc. Class A (a)(d)	10,474	12,359
CSS Industries, Inc.	16,118	407,463
D.R. Horton, Inc.	371,845	8,061,600
Dixie Group, Inc. (a)	6,244	60,255
Emerson Radio Corp. (a)	23,724	51,718
Ethan Allen Interiors, Inc. (d)	25,611	646,166
Flexsteel Industries, Inc.	6,435	225,482
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Garmin Ltd. (d)	139,580	$ 7,583,381
Harman International Industries, Inc.	77,256	8,890,620
Helen of Troy Ltd. (a)	38,566	2,245,313
Hooker Furniture Corp.	13,495	201,615
Hovnanian Enterprises, Inc. Class A (a)(d)	177,163	744,085
Installed Building Products, Inc. (a)	13,724	183,490
iRobot Corp. (a)(d)	34,979	1,134,369
Jarden Corp. (a)	139,089	8,316,131
KB Home	95,494	1,695,019
Koss Corp.	2,669	6,139
La-Z-Boy, Inc.	54,902	1,171,609
Leggett & Platt, Inc.	173,875	6,101,274
Lennar Corp. Class A (d)	188,422	7,382,374
LGI Homes, Inc. (d)	15,810	302,287
Libbey, Inc. (a)	27,649	763,112
Lifetime Brands, Inc.	10,885	187,222
M.D.C. Holdings, Inc. (d)	36,801	1,067,597
M/I Homes, Inc. (a)(d)	24,871	566,064
Meritage Homes Corp. (a)	46,552	1,921,201
Mohawk Industries, Inc. (a)	71,448	10,432,837
NACCO Industries, Inc. Class A	6,219	323,388
New Home Co. LLC (a)	11,951	169,824
Newell Rubbermaid, Inc.	324,627	10,881,497
NVR, Inc. (a)(d)	5,106	5,990,308
PulteGroup, Inc.	383,741	7,375,502
Ryland Group, Inc. (d)	46,168	1,712,833
Skullcandy, Inc. (a)	12,653	104,893
Skyline Corp. (a)	21,741	78,920
Standard Pacific Corp. (a)(d)	138,811	1,161,848
Stanley Furniture Co., Inc. (a)	5,699	15,501
Taylor Morrison Home Corp. (a)	26,856	532,823
Tempur Sealy International, Inc. (a)	69,336	4,057,543
Toll Brothers, Inc. (a)(d)	172,192	6,128,313
TRI Pointe Homes, Inc. (a)	170,220	2,519,256
Tupperware Brands Corp.	56,734	4,156,333
Turtle Beach Corp. (a)	6,672	47,571
UCP, Inc. (a)	9,479	120,857
Universal Electronics, Inc. (a)	17,819	974,165
WCI Communities, Inc. (a)	8,622	172,009
Whirlpool Corp.	87,847	13,442,348
William Lyon Homes, Inc. (a)	19,764	504,575
Zagg, Inc. (a)	21,268	125,481
		132,367,873
Internet & Catalog Retail - 1.2%
1-800-FLOWERS.com, Inc. Class A (a)	31,570	162,586
Amazon.com, Inc. (a)	432,783	146,730,748
Blue Nile, Inc. (a)(d)	17,894	508,190
Coupons.com, Inc. (a)(d)	21,055	321,720
dELiA*s, Inc. (a)(d)	2,977	1,399
Expedia, Inc.	116,317	9,991,630

	Shares	Value
FTD Companies, Inc. (a)(d)	25,393	$ 841,016
Gaiam, Inc. Class A (a)	12,609	93,559
Geeknet, Inc. (a)	2,810	30,966
Groupon, Inc. Class A (a)(d)	426,564	2,900,635
HomeAway, Inc. (a)(d)	82,532	2,740,062
HSN, Inc.	37,772	2,288,605
Lands' End, Inc. (a)(d)	14,413	496,960
Liberty Interactive Corp.:
(Venture Group) Series A (a)	80,926	3,082,471
Series A (a)	564,659	16,668,734
Liberty TripAdvisor Holdings, Inc. (a)	80,926	2,894,723
Netflix, Inc. (a)	69,162	33,034,538
NutriSystem, Inc.	26,922	439,367
Orbitz Worldwide, Inc. (a)	80,976	664,003
Overstock.com, Inc. (a)(d)	14,467	255,632
PetMed Express, Inc. (d)	32,292	454,671
priceline.com, Inc. (a)	60,423	75,184,943
RetailMeNot, Inc. (a)(d)	11,243	209,682
Shutterfly, Inc. (a)	48,378	2,467,762
TripAdvisor, Inc. (a)(d)	128,089	12,692,339
U.S. Auto Parts Network, Inc. (a)	5,048	15,396
ValueVision Media, Inc. Class A (a)	41,726	195,695
zulily, Inc. Class A (d)	24,900	816,720
		316,184,752
Leisure Products - 0.1%
Arctic Cat, Inc.	18,718	692,940
Black Diamond, Inc. (a)(d)	20,004	169,634
Brunswick Corp.	110,580	4,754,940
Callaway Golf Co.	77,147	587,089
Hasbro, Inc.	131,724	6,935,927
JAKKS Pacific, Inc. (a)(d)	19,661	133,302
Johnson Outdoors, Inc. Class A	3,505	92,847
Leapfrog Enterprises, Inc. Class A (a)(d)	85,630	554,882
Malibu Boats, Inc. Class A (a)	9,139	190,183
Marine Products Corp.	11,741	94,867
Mattel, Inc.	388,136	13,386,811
Nautilus, Inc. (a)	31,083	367,401
Polaris Industries, Inc.	74,931	10,893,469
Smith & Wesson Holding Corp. (a)(d)	80,794	894,390
Sturm, Ruger & Co., Inc. (d)	24,417	1,230,861
Summer Infant, Inc. (a)	32,605	138,571
		41,118,114
Media - 3.5%
A.H. Belo Corp. Class A	22,177	255,479
AMC Entertainment Hld, Inc. Class A	19,892	470,844
AMC Networks, Inc. Class A (a)(d)	71,600	4,480,370
Ballantyne of Omaha, Inc. (a)	17,964	82,634
Cablevision Systems Corp. - NY Group Class A	252,827	4,679,828
Carmike Cinemas, Inc. (a)	22,094	748,324
CBS Corp. Class B	565,035	33,500,925
CBS Outdoor Americas, Inc.	139,131	4,781,932
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Central European Media Enterprises Ltd. Class A (a)(d)	56,729	$ 140,688
Charter Communications, Inc. Class A (a)	80,828	12,679,488
Cinedigm Corp. (a)	56,149	104,999
Cinemark Holdings, Inc.	124,821	4,404,933
Clear Channel Outdoor Holding, Inc. Class A	41,131	285,449
Comcast Corp. Class A	3,002,550	164,329,562
Crown Media Holdings, Inc. Class A (a)(d)	24,979	86,178
Cumulus Media, Inc. Class A (a)(d)	122,704	563,211
DIRECTV (a)	546,908	47,280,197
Discovery Communications, Inc.:
Class A (a)	266,951	11,671,098
Class C (non-vtg.) (a)	266,951	11,470,884
DISH Network Corp. Class A (a)	241,443	15,647,921
DreamWorks Animation SKG, Inc. Class A (a)(d)	82,729	1,806,388
E.W. Scripps Co. Class A (a)(d)	36,313	688,494
Emmis Communications Corp. Class A (a)	7,973	20,411
Entercom Communications Corp. Class A (a)(d)	21,235	193,876
Entravision Communication Corp. Class A	63,982	293,038
Gannett Co., Inc.	257,425	8,690,668
Gray Television, Inc. (a)(d)	54,130	537,511
Harte-Hanks, Inc.	45,482	318,829
Hemisphere Media Group, Inc. (a)(d)	2,493	28,645
Insignia Systems, Inc. (a)	5,038	15,870
Interpublic Group of Companies, Inc.	525,417	10,261,394
John Wiley & Sons, Inc. Class A	54,942	3,293,773
Journal Communications, Inc. Class A (a)	65,699	651,734
Lamar Advertising Co. Class A	69,336	3,638,753
Lee Enterprises, Inc. (a)(d)	58,988	239,491
Liberty Global PLC:
Class A (a)	254,364	11,108,076
Class C	611,901	25,657,009
Liberty Media Corp.:
Class A (a)	117,554	5,787,183
Class C (a)	235,108	11,395,685
Live Nation Entertainment, Inc. (a)	175,329	3,850,225
Loral Space & Communications Ltd. (a)	15,593	1,168,228
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	39,255	169,189
Media General, Inc. Class A (a)	21,745	335,090
Meredith Corp.	48,888	2,277,203
Morningstar, Inc.	31,944	2,193,914
National CineMedia, Inc.	63,847	932,166
New Media Investment Group, Inc.	26,312	459,671
News Corp. Class A (a)	570,404	10,053,371
Nexstar Broadcasting Group, Inc. Class A	29,134	1,329,676

	Shares	Value
Omnicom Group, Inc.	295,350	$ 21,268,154
Radio One, Inc. Class D (non-vtg.) (a)(d)	32,336	97,331
ReachLocal, Inc. (a)(d)	5,194	27,320
Regal Entertainment Group Class A	109,971	2,314,890
Rentrak Corp. (a)(d)	11,595	592,041
RLJ Entertainment, Inc. (a)	17,180	55,663
Saga Communications, Inc. Class A	3,400	129,302
Salem Communications Corp. Class A	1,732	14,358
Scholastic Corp.	25,364	888,755
Scripps Networks Interactive, Inc. Class A	128,495	10,242,336
SFX Entertainment, Inc. (d)	45,804	323,834
Sinclair Broadcast Group, Inc. Class A	88,523	2,571,593
Sirius XM Holdings, Inc. (a)(d)	3,471,318	12,600,884
Sizmek, Inc. (a)	26,444	232,707
Spanish Broadcasting System, Inc. Class A (a)	698	3,378
Starz Series A (a)	120,965	3,784,995
The Madison Square Garden Co. Class A (a)	76,074	5,086,308
The McClatchy Co. Class A (a)(d)	60,729	273,888
The New York Times Co. Class A	162,888	2,016,553
The Walt Disney Co.	1,878,640	168,852,163
Time Warner Cable, Inc.	319,135	47,209,641
Time Warner, Inc.	1,026,047	79,036,400
Time, Inc. (a)	128,255	3,011,427
Twenty-First Century Fox, Inc. Class A	2,235,247	79,172,449
Viacom, Inc. Class B (non-vtg.)	455,180	36,937,857
World Wrestling Entertainment, Inc. Class A (d)	44,310	644,267
		902,448,999
Multiline Retail - 0.6%
Big Lots, Inc.	72,215	3,347,165
Burlington Stores, Inc. (d)	29,361	1,047,307
Dillard's, Inc. Class A	32,687	3,736,778
Dollar General Corp. (a)	347,046	22,207,474
Dollar Tree, Inc. (a)	244,838	13,129,438
Family Dollar Stores, Inc.	108,786	8,684,386
Fred's, Inc. Class A	41,012	583,601
Gordmans Stores, Inc. (d)	10,233	36,225
J.C. Penney Co., Inc. (a)(d)	341,476	3,687,941
Kohl's Corp.	228,989	13,462,263
Macy's, Inc.	421,278	26,241,407
Nordstrom, Inc.	169,311	11,724,787
Sears Holdings Corp. (a)(d)	51,690	1,798,812
Target Corp.	728,925	43,786,525
The Bon-Ton Stores, Inc.	19,775	208,824
Tuesday Morning Corp. (a)(d)	41,198	724,261
		154,407,194
Specialty Retail - 2.3%
Aarons, Inc. Class A	97,238	2,491,238
Abercrombie & Fitch Co. Class A	83,791	3,502,464
Advance Auto Parts, Inc.	82,744	11,287,936
Aeropostale, Inc. (a)(d)	70,783	296,581
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
America's Car Mart, Inc. (a)(d)	10,422	$ 441,476
American Eagle Outfitters, Inc. (d)	183,756	2,587,284
ANN, Inc. (a)	54,843	2,272,694
Asbury Automotive Group, Inc. (a)	40,476	2,820,368
Ascena Retail Group, Inc. (a)	155,242	2,699,658
AutoNation, Inc. (a)(d)	75,566	4,099,456
AutoZone, Inc. (a)	38,670	20,836,943
Barnes & Noble, Inc. (a)(d)	41,457	989,164
bebe stores, Inc. (d)	66,951	220,938
Bed Bath & Beyond, Inc. (a)(d)	241,580	15,523,931
Best Buy Co., Inc.	316,531	10,094,174
Big 5 Sporting Goods Corp.	16,237	165,617
Books-A-Million, Inc. (a)	4,414	8,872
Brown Shoe Co., Inc.	50,061	1,493,820
Build-A-Bear Workshop, Inc. (a)	15,205	198,273
Cabela's, Inc. Class A (a)(d)	53,100	3,240,162
Cache, Inc. (a)	2,880	2,693
CarMax, Inc. (a)(d)	255,540	13,390,296
Chico's FAS, Inc.	193,672	3,060,018
Christopher & Banks Corp. (a)	57,707	552,256
Citi Trends, Inc. (a)	14,433	335,712
Conn's, Inc. (a)(d)	26,557	1,190,550
CST Brands, Inc.	80,048	2,788,872
Destination Maternity Corp.	22,235	429,803
Destination XL Group, Inc. (a)(d)	42,389	211,945
Dick's Sporting Goods, Inc.	112,695	5,079,164
DSW, Inc. Class A	85,923	2,658,458
Express, Inc. (a)	106,219	1,841,837
Finish Line, Inc. Class A	46,538	1,378,921
Five Below, Inc. (a)(d)	56,234	2,280,851
Foot Locker, Inc.	173,316	9,724,761
Francesca's Holdings Corp. (a)	45,454	636,356
GameStop Corp. Class A	133,177	5,620,069
Gap, Inc.	299,689	13,830,647
Genesco, Inc. (a)(d)	32,141	2,548,781
GNC Holdings, Inc.	107,348	4,073,857
Group 1 Automotive, Inc.	20,341	1,630,535
Guess?, Inc.	63,670	1,492,425
Haverty Furniture Companies, Inc.	22,550	524,739
hhgregg, Inc. (a)(d)	15,184	108,566
Hibbett Sports, Inc. (a)(d)	34,547	1,569,470
Home Depot, Inc.	1,575,758	147,333,373
Kirkland's, Inc. (a)	21,240	378,709
L Brands, Inc.	276,125	17,630,581
Lithia Motors, Inc. Class A (sub. vtg.)	27,731	2,424,244
Lowe's Companies, Inc.	1,141,631	59,947,044
Lumber Liquidators Holdings, Inc. (a)(d)	31,297	1,790,814
MarineMax, Inc. (a)(d)	36,815	635,427
Mattress Firm Holding Corp. (a)(d)	21,081	1,207,730
Monro Muffler Brake, Inc.	39,787	2,058,977
Murphy U.S.A., Inc. (a)(d)	44,959	2,448,917

	Shares	Value
New York & Co., Inc. (a)	19,427	$ 66,052
O'Reilly Automotive, Inc. (a)	121,652	18,975,279
Office Depot, Inc. (a)	562,961	2,882,360
Outerwall, Inc. (a)(d)	30,388	1,790,765
Pacific Sunwear of California, Inc. (a)	60,120	125,050
Penske Automotive Group, Inc.	59,093	2,834,691
Perfumania Holdings, Inc. (a)	876	5,694
PetSmart, Inc.	117,037	8,376,338
Pier 1 Imports, Inc.	103,847	1,636,629
RadioShack Corp. (a)(d)	135,907	217,451
Rent-A-Center, Inc. (d)	61,802	1,721,804
Restoration Hardware Holdings, Inc. (a)(d)	30,600	2,566,422
Ross Stores, Inc.	247,998	18,704,009
Sally Beauty Holdings, Inc. (a)	173,033	4,824,160
Sears Hometown & Outlet Stores, Inc. (a)	10,000	191,800
Select Comfort Corp. (a)	68,724	1,537,356
Shoe Carnival, Inc.	21,330	459,235
Signet Jewelers Ltd.	92,593	10,913,937
Sonic Automotive, Inc. Class A (sub. vtg.)	32,657	806,628
Stage Stores, Inc.	33,300	581,751
Staples, Inc. (d)	763,388	8,916,372
Stein Mart, Inc.	28,029	348,961
Systemax, Inc. (a)	6,560	95,645
The Buckle, Inc. (d)	31,903	1,568,990
The Cato Corp. Class A (sub. vtg.)	30,985	1,074,250
The Children's Place Retail Stores, Inc. (d)	22,249	1,196,106
The Container Store Group, Inc. (d)	22,029	465,693
The Men's Wearhouse, Inc.	53,679	2,900,276
The Pep Boys - Manny, Moe & Jack (a)(d)	83,764	931,456
Tiffany & Co., Inc.	125,464	12,664,336
Tile Shop Holdings, Inc. (a)(d)	33,873	391,233
Tilly's, Inc. (a)(d)	6,806	55,469
TJX Companies, Inc.	820,096	48,885,923
Tractor Supply Co.	159,122	10,653,218
Trans World Entertainment Corp.	2,977	9,884
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	72,658	7,070,350
Urban Outfitters, Inc. (a)	117,805	4,687,461
Vitamin Shoppe, Inc. (a)(d)	37,155	1,456,104
West Marine, Inc. (a)	12,739	139,747
Wet Seal, Inc. Class A (a)(d)	66,930	68,269
Williams-Sonoma, Inc.	104,808	6,893,222
Winmark Corp.	1,991	143,750
Zumiez, Inc. (a)(d)	31,066	1,004,985
		588,927,558
Textiles, Apparel & Luxury Goods - 0.8%
American Apparel, Inc. (a)(d)	42,333	40,005
Carter's, Inc.	59,364	4,914,152
Cherokee, Inc.	20,319	361,881
Coach, Inc.	316,139	11,643,399
Columbia Sportswear Co.	17,213	1,310,942
Crocs, Inc. (a)	99,425	1,536,116
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Culp, Inc.	7,038	$ 128,725
Deckers Outdoor Corp. (a)	39,135	3,609,812
Delta Apparel, Inc. (a)	1,905	18,002
Fossil Group, Inc. (a)	55,600	5,631,724
G-III Apparel Group Ltd. (a)	22,660	1,870,356
Hanesbrands, Inc.	122,600	12,588,568
Iconix Brand Group, Inc. (a)(d)	61,164	2,546,257
Joe's Jeans, Inc. (a)(d)	32,503	34,128
Kate Spade & Co. (a)	142,931	4,622,389
lululemon athletica, Inc. (a)(d)	120,081	4,794,834
Michael Kors Holdings Ltd. (a)	206,174	16,518,661
Movado Group, Inc.	22,005	817,046
NIKE, Inc. Class B	855,320	67,185,386
Oxford Industries, Inc.	16,560	1,015,625
Perry Ellis International, Inc. (a)	7,954	159,637
PVH Corp.	93,208	10,881,102
Quiksilver, Inc. (a)(d)	190,833	555,324
R.G. Barry Corp.	3,640	69,051
Ralph Lauren Corp.	67,433	11,409,664
Rocky Brands, Inc.	8,326	123,891
Sequential Brands Group, Inc. (a)(d)	30,634	408,964
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	52,325	3,054,210
Steven Madden Ltd. (a)	61,062	2,075,497
Superior Uniform Group, Inc.	859	18,683
Tumi Holdings, Inc. (a)(d)	57,908	1,301,772
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	184,255	12,595,672
Unifi, Inc. (a)	18,843	537,214
Vera Bradley, Inc. (a)	20,509	420,845
VF Corp.	407,704	26,141,980
Vince Holding Corp. (d)	20,302	736,963
Wolverine World Wide, Inc. (d)	127,356	3,382,575
		215,061,052
TOTAL CONSUMER DISCRETIONARY		3,248,975,816
CONSUMER STAPLES - 8.0%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)(d)	11,423	2,524,255
Brown-Forman Corp. Class B (non-vtg.)	196,483	18,206,115
Coca-Cola Bottling Co. Consolidated	4,325	321,607
Coca-Cola Enterprises, Inc.	270,815	12,939,541
Constellation Brands, Inc. Class A (sub. vtg.) (a)	192,755	16,787,033
Craft Brew Alliance, Inc. (a)(d)	5,908	77,986
Dr. Pepper Snapple Group, Inc.	221,837	13,957,984
MGP Ingredients, Inc.	4,299	51,244
Molson Coors Brewing Co. Class B	184,230	13,623,809
Monster Beverage Corp. (a)	155,153	13,717,077
National Beverage Corp. (a)	7,694	141,031

	Shares	Value
PepsiCo, Inc.	1,760,905	$ 162,866,103
Primo Water Corp. (a)	8,907	40,705
REED'S, Inc. (a)	1,830	10,943
The Coca-Cola Co.	4,385,821	182,976,452
		438,241,885
Food & Staples Retailing - 1.8%
Andersons, Inc.	32,320	2,222,646
Casey's General Stores, Inc.	41,971	3,008,901
Chefs' Warehouse Holdings (a)(d)	22,894	432,468
Costco Wholesale Corp.	509,060	61,636,985
CVS Caremark Corp.	1,362,482	108,249,195
Fairway Group Holdings Corp. (a)(d)	15,014	67,413
Fresh Market, Inc. (a)(d)	50,188	1,673,770
Ingles Markets, Inc. Class A	19,385	489,277
Kroger Co.	588,041	29,978,330
Liberator Medical Holdings, Inc. (d)	55,593	163,999
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	12,082	222,913
Pantry, Inc. (a)	24,320	514,854
PriceSmart, Inc.	20,999	1,881,930
Rite Aid Corp. (a)	1,044,897	6,499,259
Roundy's, Inc. (d)	53,080	198,519
Safeway, Inc.	286,105	9,950,732
SpartanNash Co.	45,162	970,531
Sprouts Farmers Market LLC (d)	123,619	3,824,772
SUPERVALU, Inc. (a)(d)	227,696	2,174,497
Sysco Corp.	672,707	25,448,506
United Natural Foods, Inc. (a)(d)	58,263	3,745,728
Village Super Market, Inc. Class A	3,352	76,861
Wal-Mart Stores, Inc.	1,877,689	141,765,520
Walgreen Co.	1,018,974	61,668,306
Weis Markets, Inc.	10,922	469,100
Whole Foods Market, Inc.	426,785	16,704,365
		484,039,377
Food Products - 1.5%
Alico, Inc.	172	6,715
Annie's, Inc. (a)(d)	21,708	692,268
Archer Daniels Midland Co.	758,360	37,811,830
B&G Foods, Inc. Class A	63,705	1,923,891
Boulder Brands, Inc. (a)(d)	68,009	915,401
Bunge Ltd.	173,371	14,675,855
Cal-Maine Foods, Inc.	14,807	1,171,382
Calavo Growers, Inc.	11,480	447,146
Campbell Soup Co.	209,215	9,377,016
Chiquita Brands International, Inc. (a)	44,016	611,822
Coffee Holding Co., Inc. (a)(d)	3,401	23,399
ConAgra Foods, Inc.	482,773	15,545,291
Darling International, Inc. (a)	198,455	3,826,212
Dean Foods Co.	114,288	1,849,180
Diamond Foods, Inc. (a)	29,572	815,300
Farmer Brothers Co. (a)	3,100	72,447
Flowers Foods, Inc.	226,566	4,436,162
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Fresh Del Monte Produce, Inc.	46,236	$ 1,476,778
General Mills, Inc.	715,605	38,198,995
Hormel Foods Corp.	178,475	9,045,113
Ingredion, Inc.	84,243	6,719,222
Inventure Foods, Inc. (a)	20,016	242,594
J&J Snack Foods Corp.	19,285	1,826,482
John B. Sanfilippo & Son, Inc.	4,594	141,311
Kellogg Co.	293,046	19,039,199
Keurig Green Mountain, Inc.	147,919	19,720,561
Kraft Foods Group, Inc.	683,421	40,253,497
Lancaster Colony Corp.	25,658	2,268,424
Lifeway Foods, Inc. (a)(d)	1,247	17,258
Limoneira Co. (d)	9,963	241,403
McCormick & Co., Inc. (non-vtg.)	157,258	10,959,310
Mead Johnson Nutrition Co. Class A	232,794	22,255,106
Mondelez International, Inc.	1,965,952	71,147,803
Omega Protein Corp. (a)	32,056	483,084
Pilgrims Pride Corp. (a)(d)	80,459	2,403,310
Pinnacle Foods, Inc.	66,881	2,164,269
Post Holdings, Inc. (a)(d)	45,634	1,687,089
Sanderson Farms, Inc. (d)	23,484	2,191,527
Seneca Foods Corp. Class A (a)	7,029	212,065
Snyders-Lance, Inc.	63,066	1,719,179
The Hain Celestial Group, Inc. (a)(d)	54,436	5,354,325
The Hershey Co.	171,395	15,668,931
The J.M. Smucker Co.	124,221	12,745,075
Tootsie Roll Industries, Inc.	31,326	884,960
TreeHouse Foods, Inc. (a)	47,631	3,930,510
Tyson Foods, Inc. Class A	341,816	13,009,517
WhiteWave Foods Co. (a)	197,524	6,917,290
		407,125,504
Household Products - 1.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	43,877	395,332
Church & Dwight Co., Inc.	156,776	10,698,394
Clorox Co. (d)	141,939	12,575,795
Colgate-Palmolive Co.	1,009,982	65,376,135
Energizer Holdings, Inc.	78,749	9,569,578
Harbinger Group, Inc. (a)	57,474	744,288
Kimberly-Clark Corp.	436,557	47,148,156
Oil-Dri Corp. of America	644	19,281
Orchids Paper Products Co.	5,202	144,720
Procter & Gamble Co.	3,135,148	260,562,150
Spectrum Brands Holdings, Inc.	29,166	2,525,776
WD-40 Co.	17,410	1,196,067
		410,955,672
Personal Products - 0.2%
Avon Products, Inc.	507,422	7,124,205
Coty, Inc. Class A (d)	75,823	1,303,397
Cyanotech Corp. (a)	2,300	11,017

	Shares	Value
Elizabeth Arden, Inc. (a)(d)	31,918	$ 545,798
Estee Lauder Companies, Inc. Class A	295,516	22,704,494
Herbalife Ltd. (d)	102,302	5,215,356
IGI Laboratories, Inc. (a)	24,333	167,654
Inter Parfums, Inc.	25,837	786,995
LifeVantage Corp. (a)	61,077	77,568
Mannatech, Inc. (a)	599	7,949
MediFast, Inc. (a)(d)	10,225	343,560
Nature's Sunshine Products, Inc.	2,859	47,031
Nu Skin Enterprises, Inc. Class A	67,162	3,003,485
Nutraceutical International Corp. (a)	4,799	116,328
Revlon, Inc. (a)	13,966	474,425
Rock Creek Pharmaceuticals, Inc. (a)(d)	176,304	59,996
The Female Health Co.	11,731	45,282
USANA Health Sciences, Inc. (a)(d)	12,622	921,785
		42,956,325
Tobacco - 1.2%
Alliance One International, Inc. (a)	89,449	198,577
Altria Group, Inc.	2,298,647	99,025,713
Lorillard, Inc.	419,500	25,044,150
Philip Morris International, Inc.	1,833,785	156,935,320
Reynolds American, Inc.	362,408	21,189,996
Universal Corp. (d)	28,408	1,498,806
Vector Group Ltd.	80,649	1,926,705
		305,819,267
TOTAL CONSUMER STAPLES		2,089,138,030
ENERGY - 9.6%
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc. (a)	74,378	3,675,017
Baker Hughes, Inc.	496,772	34,346,816
Basic Energy Services, Inc. (a)(d)	48,473	1,173,531
Bolt Technology Corp.	7,172	120,490
Bristow Group, Inc.	42,605	3,109,313
C&J Energy Services, Inc. (a)(d)	59,040	1,693,858
Cal Dive International, Inc. (a)(d)	171,858	136,197
Cameron International Corp. (a)	243,036	18,064,866
Carbo Ceramics, Inc. (d)	21,033	2,262,940
Core Laboratories NV	52,255	8,255,767
Dawson Geophysical Co.	7,871	178,042
Diamond Offshore Drilling, Inc. (d)	83,655	3,675,801
Dresser-Rand Group, Inc. (a)	84,181	5,833,743
Dril-Quip, Inc. (a)	48,739	4,945,546
ENGlobal Corp. (a)	5,637	15,896
Ensco PLC Class A	263,111	13,281,843
Era Group, Inc. (a)	20,388	522,137
Exterran Holdings, Inc. (d)	75,471	3,519,213
FMC Technologies, Inc. (a)	269,266	16,651,409
Forbes Energy Services Ltd. (a)	500	2,480
Forum Energy Technologies, Inc. (a)	70,638	2,405,224
Frank's International NV	47,687	960,893
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Geospace Technologies Corp. (a)(d)	13,736	$ 564,824
GreenHunter Energy, Inc. (a)(d)	12,193	24,508
Gulf Island Fabrication, Inc.	15,288	322,118
Gulfmark Offshore, Inc. Class A	30,820	1,239,272
Halliburton Co.	970,449	65,612,057
Helix Energy Solutions Group, Inc. (a)	125,576	3,430,736
Helmerich & Payne, Inc.	122,466	12,865,053
Hercules Offshore, Inc. (a)(d)	189,533	638,726
Hornbeck Offshore Services, Inc. (a)(d)	41,835	1,826,516
ION Geophysical Corp. (a)	155,410	536,165
Key Energy Services, Inc. (a)	163,573	1,030,510
Matrix Service Co. (a)	33,419	942,750
McDermott International, Inc. (a)(d)	280,872	2,022,278
Mitcham Industries, Inc. (a)(d)	23,287	306,457
Nabors Industries Ltd.	317,540	8,640,263
National Oilwell Varco, Inc.	492,152	42,536,697
Natural Gas Services Group, Inc. (a)	21,602	641,147
Newpark Resources, Inc. (a)	85,435	1,053,414
Noble Corp.	284,192	8,088,104
Nuverra Environmental Solutions, Inc. (a)(d)	16,034	216,459
Oceaneering International, Inc.	124,095	8,632,048
Oil States International, Inc. (a)	56,000	3,614,800
Paragon Offshore PLC (a)(d)	94,730	882,884
Parker Drilling Co. (a)	145,338	912,723
Patterson-UTI Energy, Inc.	161,131	5,565,465
PHI, Inc. (non-vtg.) (a)	18,377	785,801
Pioneer Energy Services Corp. (a)	82,168	1,263,744
RigNet, Inc. (a)	15,376	717,598
Rowan Companies PLC	158,021	4,791,197
RPC, Inc.	78,821	1,794,754
Schlumberger Ltd.	1,510,345	165,594,226
SEACOR Holdings, Inc. (a)(d)	20,388	1,663,661
Seventy Seven Energy, Inc. (a)(d)	41,378	971,142
Superior Energy Services, Inc.	184,941	6,628,285
Synthesis Energy Systems, Inc. (a)	39,903	48,283
Tesco Corp.	36,928	783,612
TETRA Technologies, Inc. (a)(d)	84,417	996,121
TGC Industries, Inc. (a)	15,685	62,740
Tidewater, Inc.	61,246	3,115,584
Transocean Ltd. (United States) (d)	387,022	14,958,400
Unit Corp. (a)	53,513	3,521,691
Vantage Drilling Co. (a)(d)	203,586	362,383
Weatherford International Ltd. (a)	889,427	21,070,526
Willbros Group, Inc. (a)	69,552	760,899
		526,867,643
Oil, Gas & Consumable Fuels - 7.6%
Abraxas Petroleum Corp. (a)	126,005	744,690
Adams Resources & Energy, Inc.	1,804	118,324
Alon U.S.A. Energy, Inc.	48,399	804,875
Alpha Natural Resources, Inc. (a)(d)	236,910	935,795

	Shares	Value
American Eagle Energy Corp. (a)(d)	29,424	$ 154,182
Amyris, Inc. (a)(d)	41,172	173,746
Anadarko Petroleum Corp.	585,905	66,025,634
Antero Resources Corp. (d)	45,305	2,620,894
Apache Corp.	451,751	46,001,804
APCO Oil and Gas International, Inc. (a)	12,221	173,905
Approach Resources, Inc. (a)(d)	44,511	795,857
Arch Coal, Inc. (d)	262,754	801,400
Ardmore Shipping Corp. (d)	12,187	159,528
Athlon Energy, Inc.	74,513	3,467,835
Barnwell Industries, Inc. (a)	2,847	8,256
Bill Barrett Corp. (a)(d)	57,665	1,313,032
BioFuel Energy Corp. (a)(d)	979	12,345
Bonanza Creek Energy, Inc. (a)	35,010	2,149,964
BPZ Energy, Inc. (a)(d)	134,116	328,584
Cabot Oil & Gas Corp.	484,629	16,254,457
Callon Petroleum Co. (a)	41,561	445,950
Carrizo Oil & Gas, Inc. (a)(d)	43,717	2,741,930
Ceres, Inc. (a)(d)	15,962	8,460
Cheniere Energy, Inc. (a)	252,540	20,268,860
Chesapeake Energy Corp.	579,301	15,756,987
Chevron Corp.	2,205,809	285,541,975
Cimarex Energy Co.	101,750	14,770,030
Clayton Williams Energy, Inc. (a)(d)	7,754	918,384
Clean Energy Fuels Corp. (a)(d)	67,120	669,186
Cloud Peak Energy, Inc. (a)	86,697	1,362,010
Cobalt International Energy, Inc. (a)	348,765	5,353,543
Comstock Resources, Inc.	50,200	1,223,876
Concho Resources, Inc. (a)	129,027	18,326,995
ConocoPhillips Co.	1,414,444	114,881,142
CONSOL Energy, Inc.	262,364	10,568,022
Contango Oil & Gas Co. (a)	17,251	683,485
Continental Resources, Inc. (a)(d)	57,407	9,259,175
CVR Energy, Inc. (d)	23,933	1,187,795
Delek U.S. Holdings, Inc.	61,815	2,162,289
Denbury Resources, Inc.	405,461	6,982,038
Devon Energy Corp.	437,142	32,969,250
DHT Holdings, Inc.	66,231	463,617
Diamondback Energy, Inc. (a)(d)	64,788	5,594,444
Emerald Oil, Inc. (a)(d)	72,748	621,995
Endeavour International Corp. (a)(d)	50,764	45,332
Energen Corp.	88,384	7,113,144
Energy Transfer Partners LP	16,928	972,514
Energy XXI (Bermuda) Ltd.	106,493	1,757,135
EOG Resources, Inc.	634,133	69,678,534
EP Energy Corp. (d)	48,938	945,972
EQT Corp.	173,001	17,137,479
Escalera Resources Co. (a)	1,282	2,641
Evolution Petroleum Corp.	19,932	199,918
EXCO Resources, Inc. (d)	234,793	1,134,050
Exxon Mobil Corp.	4,985,564	495,864,195
Forest Oil Corp. (a)(d)	106,451	173,515
FX Energy, Inc. (a)(d)	98,760	337,759
Gastar Exploration, Inc. (a)	74,542	585,900
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Gevo, Inc. (a)	47,917	$ 24,668
Goodrich Petroleum Corp. (a)(d)	42,255	933,836
Green Plains, Inc.	32,766	1,464,313
Gulfport Energy Corp. (a)	95,460	5,584,410
Halcon Resources Corp. (a)(d)	329,224	1,810,732
Harvest Natural Resources, Inc. (a)(d)	51,649	255,663
Hess Corp.	315,050	31,851,555
HollyFrontier Corp.	229,804	11,497,094
Houston American Energy Corp. (a)	36,485	8,756
Hyperdynamics Corp. (a)(d)	33,521	91,177
Isramco, Inc. (a)(d)	123	15,497
Jones Energy, Inc. (a)	15,152	291,221
Kinder Morgan Holding Co. LLC (d)	774,425	31,178,351
KiOR, Inc. Class A (a)	22,105	2,290
Kodiak Oil & Gas Corp. (a)	306,801	4,991,652
Kosmos Energy Ltd. (a)	171,095	1,714,372
Laredo Petroleum Holdings, Inc. (a)(d)	61,390	1,451,260
Lilis Energy, Inc. (a)	8,026	12,200
Lucas Energy, Inc. (a)(d)	9,400	5,507
Magellan Petroleum Corp. (a)	35,895	73,944
Magnum Hunter Resources Corp. (a)(d)	211,007	1,458,058
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	15,652	357
Marathon Oil Corp.	789,876	32,929,930
Marathon Petroleum Corp.	338,483	30,805,338
Matador Resources Co. (a)(d)	76,387	2,089,948
Midstates Petroleum Co., Inc. (a)	32,166	227,092
Miller Energy Resources, Inc. (a)(d)	32,422	167,946
Murphy Oil Corp.	198,697	12,412,602
Newfield Exploration Co. (a)	153,103	6,862,076
Noble Energy, Inc.	415,864	30,000,429
Northern Oil & Gas, Inc. (a)(d)	93,777	1,580,142
Oasis Petroleum, Inc. (a)	118,000	5,804,420
Occidental Petroleum Corp.	915,909	95,007,241
ONEOK, Inc.	240,058	16,852,072
Pacific Ethanol, Inc. (a)	20,096	464,419
Panhandle Royalty Co. Class A	8,982	549,429
PBF Energy, Inc. Class A	102,135	2,901,655
PDC Energy, Inc. (a)(d)	42,525	2,555,327
Peabody Energy Corp.	310,860	4,936,457
Penn Virginia Corp. (a)(d)	74,899	1,124,983
Petroquest Energy, Inc. (a)(d)	70,948	472,514
Phillips 66 Co.	652,720	56,799,694
Pioneer Natural Resources Co.	164,856	34,397,204
QEP Resources, Inc.	208,230	7,406,741
Quicksilver Resources, Inc. (a)(d)	168,400	223,972
Range Resources Corp.	191,635	15,060,595
Renewable Energy Group, Inc. (a)(d)	22,669	275,655
Resolute Energy Corp. (a)(d)	59,120	474,734
Rex American Resources Corp. (a)	4,837	516,737
Rex Energy Corp. (a)	63,386	968,538

	Shares	Value
Rice Energy, Inc. (d)	76,068	$ 2,227,271
Ring Energy, Inc. (a)(d)	23,192	398,207
Rosetta Resources, Inc. (a)	66,417	3,320,850
Royale Energy, Inc. (a)(d)	36,496	120,802
RSP Permian, Inc. (a)(d)	42,154	1,205,604
Sanchez Energy Corp. (a)(d)	58,391	1,937,997
SandRidge Energy, Inc. (a)(d)	475,629	2,492,296
Saratoga Resources, Inc. (a)	16,554	24,334
SemGroup Corp. Class A	56,834	4,986,047
SM Energy Co.	77,466	6,897,573
Solazyme, Inc. (a)(d)	72,848	683,314
Southwestern Energy Co. (a)	401,384	16,528,993
Spectra Energy Corp.	774,076	32,248,006
Stone Energy Corp. (a)	67,092	2,360,967
Swift Energy Co. (a)(d)	41,382	469,686
Synergy Resources Corp. (a)(d)	85,751	1,154,208
Targa Resources Corp.	33,055	4,612,825
Teekay Corp.	46,397	2,845,064
Tengasco, Inc. (a)	12,601	5,292
Tesoro Corp.	151,107	9,782,667
The Williams Companies, Inc.	856,292	50,897,996
TransAtlantic Petroleum Ltd. (a)	12,986	142,456
Triangle Petroleum Corp. (a)(d)	83,126	996,681
U.S. Energy Corp. (a)	13,579	55,402
Ultra Petroleum Corp. (a)(d)	182,633	4,845,253
Uranium Energy Corp. (a)(d)	86,698	112,707
Uranium Resources, Inc. (a)(d)	26,282	80,686
VAALCO Energy, Inc. (a)(d)	68,248	624,469
Valero Energy Corp.	617,547	33,433,995
Vertex Energy, Inc. (a)(d)	17,824	166,298
W&T Offshore, Inc.	37,319	556,799
Warren Resources, Inc. (a)	91,512	590,252
Western Refining, Inc.	88,015	4,095,338
Westmoreland Coal Co. (a)	18,022	757,104
Whiting Petroleum Corp. (a)	135,243	12,531,616
World Fuel Services Corp.	89,666	3,979,377
WPX Energy, Inc. (a)	237,040	6,310,005
ZaZa Energy Corp. (a)(d)	1,943	11,328
Zion Oil & Gas, Inc. (a)(d)	27,782	53,064
		1,964,882,265
TOTAL ENERGY		2,491,749,908
FINANCIALS - 17.1%
Banks - 5.6%
1st Source Corp.	8,597	257,996
1st United Bancorp, Inc.	20,464	178,037
Access National Corp.	1,270	21,349
ACNB Corp. (d)	3,789	72,862
American National Bankshares, Inc.	2,748	60,841
Ameris Bancorp	34,183	782,449
Ames National Corp.	1,209	27,867
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Arrow Financial Corp.	15,818	$ 421,075
Associated Banc-Corp.	184,412	3,352,610
Banc of California, Inc.	13,103	157,498
BancFirst Corp.	10,611	675,284
Bancorp, Inc., Delaware (a)	42,844	416,015
BancorpSouth, Inc.	112,604	2,383,827
Bank of America Corp.	12,207,911	196,425,288
Bank of Hawaii Corp.	64,151	3,723,966
Bank of Kentucky Financial Corp.	1,699	62,455
Bank of Marin Bancorp	2,794	136,599
Bank of the Ozarks, Inc.	74,972	2,395,355
BankUnited, Inc.	115,463	3,642,858
Banner Bank	18,706	736,642
Bar Harbor Bankshares	4,029	113,739
BB&T Corp.	864,959	32,288,919
BBCN Bancorp, Inc.	78,753	1,149,794
BCB Bancorp, Inc.	2,814	36,638
BNC Bancorp	20,710	351,656
BOK Financial Corp. (d)	49,801	3,355,591
Boston Private Financial Holdings, Inc.	85,484	1,037,776
Bridge Bancorp, Inc.	540	13,424
Bridge Capital Holdings (a)	1,107	24,764
Bryn Mawr Bank Corp.	9,420	277,136
BSB Bancorp, Inc. (a)	6,958	128,653
C & F Financial Corp.	1,992	68,624
Camden National Corp.	1,850	67,636
Capital Bank Financial Corp. Series A (a)	112,359	2,749,425
Capital City Bank Group, Inc.	7,146	100,187
Cardinal Financial Corp.	29,558	528,201
Cascade Bancorp (a)	20,543	106,002
Cathay General Bancorp	87,127	2,268,787
Centerstate Banks of Florida, Inc.	52,353	547,089
Central Pacific Financial Corp.	36,476	641,248
Century Bancorp, Inc. Class A (non-vtg.)	686	24,682
Chemical Financial Corp.	35,458	1,005,943
CIT Group, Inc.	215,871	10,353,173
Citigroup, Inc.	3,520,825	181,850,611
Citizens & Northern Corp.	8,777	173,082
City Holding Co.	22,173	947,231
City National Corp.	58,166	4,413,636
CNB Financial Corp., Pennsylvania	7,083	119,703
CoBiz, Inc.	39,972	461,677
Columbia Banking Systems, Inc. (d)	58,101	1,511,207
Comerica, Inc.	245,900	12,378,606
Commerce Bancshares, Inc.	118,186	5,451,920
Community Bank System, Inc.	57,482	2,031,414
Community Trust Bancorp, Inc.	15,017	533,404
CommunityOne Bancorp (a)	6,555	62,273
ConnectOne Bancorp, Inc.	6,904	133,800
CU Bancorp (a)	6,814	127,490
Cullen/Frost Bankers, Inc.	71,142	5,591,761

	Shares	Value
CVB Financial Corp.	104,338	$ 1,621,413
Eagle Bancorp, Inc. (a)(d)	26,570	890,892
East West Bancorp, Inc.	174,395	6,075,922
Eastern Virginia Bankshares, Inc. (a)	969	6,027
Enterprise Bancorp, Inc.	803	15,923
Enterprise Financial Services Corp.	12,168	212,210
Farmers National Banc Corp.	14,652	112,381
Fidelity Southern Corp.	3,439	47,699
Fifth Third Bancorp	1,006,667	20,541,040
Financial Institutions, Inc.	12,700	305,054
First Bancorp, North Carolina	9,193	163,360
First Bancorp, Puerto Rico (a)	140,999	734,605
First Busey Corp.	50,381	289,691
First Citizen Bancshares, Inc.	10,757	2,471,851
First Commonwealth Financial Corp.	101,457	898,909
First Community Bancshares, Inc.	8,561	139,716
First Connecticut Bancorp, Inc.	11,897	182,024
First Financial Bancorp, Ohio	59,723	991,999
First Financial Bankshares, Inc. (d)	87,696	2,577,385
First Financial Corp., Indiana	8,837	285,612
First Financial Service Corp. (a)	2,521	9,202
First Horizon National Corp.	287,965	3,501,654
First Interstate Bancsystem, Inc.	19,621	520,349
First Merchants Corp.	42,790	873,344
First Midwest Bancorp, Inc., Delaware	83,782	1,411,727
First Niagara Financial Group, Inc.	529,611	4,607,616
First of Long Island Corp.	1,768	61,650
First Republic Bank	143,479	7,016,123
First United Corp. (a)	3,018	25,381
FirstMerit Corp.	204,257	3,520,369
Flushing Financial Corp.	47,044	907,949
FNB Corp., Pennsylvania	179,748	2,221,685
Fulton Financial Corp.	224,854	2,593,691
German American Bancorp, Inc.	8,927	241,832
Glacier Bancorp, Inc.	93,435	2,543,301
Great Southern Bancorp, Inc.	6,815	215,831
Guaranty Bancorp	16,534	230,319
Hampton Roads Bankshares, Inc. (a)	89,921	151,067
Hancock Holding Co.	109,529	3,640,744
Hanmi Financial Corp.	38,186	784,722
Hawthorn Bancshares, Inc.	1,555	20,946
Heartland Financial U.S.A., Inc.	8,878	212,362
Heritage Commerce Corp.	14,712	122,404
Heritage Financial Corp., Washington	17,765	290,635
Heritage Oaks Bancorp	3,340	23,747
Home Bancshares, Inc.	57,859	1,721,305
HomeTrust Bancshares, Inc. (a)	20,129	303,545
Horizon Bancorp Industries	706	15,638
Hudson Valley Holding Corp.	14,551	258,571
Huntington Bancshares, Inc.	940,918	9,263,338
IBERIABANK Corp.	35,645	2,325,836
Independent Bank Corp.	17,111	207,728
Independent Bank Corp., Massachusetts	25,945	955,035
Independent Bank Group, Inc.	5,140	260,135
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
International Bancshares Corp.	78,953	$ 2,081,201
Intervest Bancshares Corp. Class A	6,160	59,013
Investors Bancorp, Inc.	389,423	4,131,778
JPMorgan Chase & Co.	4,389,984	260,984,549
KeyCorp	1,119,570	15,237,348
Lakeland Bancorp, Inc.	24,757	255,740
Lakeland Financial Corp.	13,545	527,442
M&T Bank Corp.	164,717	20,363,963
Macatawa Bank Corp. (d)	22,839	116,707
MainSource Financial Group, Inc.	13,271	228,925
MB Financial, Inc.	66,089	1,869,658
MBT Financial Corp. (a)	1,650	8,465
Mercantile Bank Corp.	2,219	42,050
Merchants Bancshares, Inc.	5,246	155,177
Metro Bancorp, Inc. (a)	11,557	268,816
Midsouth Bancorp, Inc.	5,240	100,136
National Bank Holdings Corp.	141,292	2,871,053
National Bankshares, Inc. (d)	5,803	168,519
National Penn Bancshares, Inc.	161,009	1,610,090
NBT Bancorp, Inc.	59,391	1,425,978
NewBridge Bancorp (a)	10,719	80,071
North Valley Bancorp (a)	849	17,829
Northrim Bancorp, Inc.	2,935	71,673
OFG Bancorp (d)	53,595	852,161
Old National Bancorp, Indiana	98,018	1,283,056
Old Second Bancorp, Inc. (a)	18,605	88,374
OmniAmerican Bancorp, Inc.	6,877	178,527
Opus Bank	3,268	103,563
Orrstown Financial Services, Inc. (a)	5,669	93,595
Pacific Continental Corp.	13,395	180,565
Pacific Mercantile Bancorp (a)	10,321	72,247
Pacific Premier Bancorp, Inc. (a)	7,166	106,415
PacWest Bancorp	105,120	4,408,733
Park National Corp.	18,463	1,437,160
Park Sterling Corp.	28,617	195,454
Penns Woods Bancorp, Inc.	3,854	175,280
Peoples Bancorp, Inc.	3,334	79,916
Peoples Financial Corp., Mississippi	2,667	35,498
Peoples Financial Services Corp. (d)	12,111	611,484
Pinnacle Financial Partners, Inc.	38,294	1,373,223
PNC Financial Services Group, Inc.	621,024	52,631,784
Popular, Inc. (a)	136,656	4,230,870
Preferred Bank, Los Angeles (a)	6,239	149,861
Premier Financial Bancorp, Inc.	115	1,755
PrivateBancorp, Inc.	92,031	2,715,835
Prosperity Bancshares, Inc.	66,890	4,040,156
Regions Financial Corp.	1,708,928	17,345,619
Renasant Corp.	34,907	1,009,860
Republic Bancorp, Inc., Kentucky Class A	18,205	414,346
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	8,316

	Shares	Value
S&T Bancorp, Inc.	32,238	$ 804,016
Sandy Spring Bancorp, Inc.	22,334	539,813
Seacoast Banking Corp., Florida (a)	23,091	242,225
Shore Bancshares, Inc. (a)	2,958	26,533
Sierra Bancorp	3,618	62,845
Signature Bank (a)	63,799	7,557,630
Simmons First National Corp. Class A	13,335	532,333
South State Corp.	32,215	1,886,510
Southside Bancshares, Inc. (d)	18,266	627,437
Southwest Bancorp, Inc., Oklahoma	15,446	255,322
Square 1 Financial, Inc. Class A (d)	5,288	101,477
State Bank Financial Corp.	26,469	443,620
Sterling Bancorp	95,011	1,203,789
Stock Yards Bancorp, Inc.	6,551	197,382
Suffolk Bancorp	15,697	326,969
Sun Bancorp, Inc., New Jersey (a)	9,760	182,902
SunTrust Banks, Inc.	625,274	23,810,434
Susquehanna Bancshares, Inc.	215,524	2,224,208
SVB Financial Group (a)	57,220	6,369,730
Synovus Financial Corp.	148,992	3,598,157
TCF Financial Corp.	219,604	3,469,743
Texas Capital Bancshares, Inc. (a)	44,486	2,401,354
The First Bancorp, Inc.	2,896	48,884
Tompkins Financial Corp.	11,165	511,245
TowneBank (d)	28,452	417,106
Trico Bancshares (d)	12,062	269,586
Trustmark Corp.	94,171	2,235,149
U.S. Bancorp	2,106,889	89,079,267
UMB Financial Corp.	45,063	2,602,388
Umpqua Holdings Corp.	218,346	3,814,505
Union Bankshares Corp.	63,353	1,497,031
United Bankshares, Inc., West Virginia	83,407	2,748,261
United Community Bank, Inc.	43,617	739,744
Univest Corp. of Pennsylvania	10,023	191,439
Valley National Bancorp	229,522	2,295,220
ViewPoint Financial Group	43,399	1,130,544
Washington Trust Bancorp, Inc.	15,489	544,903
Webster Financial Corp.	106,126	3,130,717
Wells Fargo & Co.	5,554,082	285,701,978
WesBanco, Inc.	33,718	1,046,944
West Bancorp., Inc.	1,202	18,090
Westamerica Bancorp.	28,148	1,361,519
Westbury Bancorp, Inc. (a)	4,860	73,580
Western Alliance Bancorp. (a)	80,481	1,900,156
Wilshire Bancorp, Inc.	71,729	700,075
Wintrust Financial Corp.	46,573	2,168,905
Yadkin Financial Corp. (a)	17,368	326,171
Zions Bancorporation	235,402	6,859,614
		1,453,358,553
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	65,436	13,816,811
Ameriprise Financial, Inc.	219,933	27,658,774
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Arlington Asset Investment Corp. (d)	13,562	$ 385,432
Artisan Partners Asset Management, Inc.	35,259	1,956,169
Bank of New York Mellon Corp.	1,307,445	51,225,695
BGC Partners, Inc. Class A	203,183	1,538,095
BlackRock, Inc. Class A	145,627	48,134,092
Calamos Asset Management, Inc. Class A	22,184	285,952
Charles Schwab Corp.	1,350,766	38,510,339
CIFI Corp.	3,896	38,609
Cohen & Steers, Inc. (d)	24,368	1,063,420
Cowen Group, Inc. Class A (a)	80,174	327,912
Diamond Hill Investment Group, Inc.	1,102	144,560
E*TRADE Financial Corp. (a)	333,528	7,424,333
Eaton Vance Corp. (non-vtg.)	144,041	5,640,646
Evercore Partners, Inc. Class A	40,806	2,090,491
FBR & Co. (a)	3,090	88,312
Federated Investors, Inc. Class B (non-vtg.) (d)	108,341	3,324,985
Financial Engines, Inc. (d)	56,540	2,028,090
Franklin Resources, Inc.	475,781	26,891,142
FXCM, Inc. Class A	51,378	744,467
GAMCO Investors, Inc. Class A	6,083	476,360
GFI Group, Inc.	69,449	313,909
Goldman Sachs Group, Inc.	482,037	86,337,647
Greenhill & Co., Inc.	34,523	1,692,317
HFF, Inc.	41,013	1,230,390
ICG Group, Inc. (a)	45,785	794,370
Institutional Financial Markets, Inc.	6,881	14,037
INTL FCStone, Inc. (a)(d)	15,053	288,717
Invesco Ltd.	497,759	20,328,478
Investment Technology Group, Inc. (a)	55,680	948,230
Janus Capital Group, Inc.	187,399	2,276,898
JMP Group, Inc.	11,989	82,245
KCG Holdings, Inc. Class A (a)	107,133	1,253,456
Ladenburg Thalmann Financial Services, Inc. (a)(d)	107,553	385,040
Legg Mason, Inc.	112,895	5,567,981
LPL Financial	96,918	4,718,937
Manning & Napier, Inc. Class A	3,941	73,184
Moelis & Co. Class A (d)	6,185	224,454
Morgan Stanley	1,609,397	55,218,411
Northern Trust Corp.	260,411	18,059,503
NorthStar Asset Management Group, Inc. (a)	210,579	3,893,606
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,844	165,351
Piper Jaffray Companies (a)(d)	20,940	1,117,358
Pzena Investment Management, Inc.	4,972	50,267
Raymond James Financial, Inc.	163,719	8,945,606
RCS Capital Corp. Class A (d)	30,894	684,920
Safeguard Scientifics, Inc. (a)(d)	26,745	524,202
SEI Investments Co.	167,937	6,363,973

	Shares	Value
Silvercrest Asset Management Group Class A (a)	6,008	$ 96,368
State Street Corp.	498,051	35,874,614
Stifel Financial Corp. (a)	80,336	3,846,488
SWS Group, Inc. (a)(d)	24,189	180,692
T. Rowe Price Group, Inc.	302,200	24,476,689
TD Ameritrade Holding Corp.	282,750	9,361,853
U.S. Global Investments, Inc. Class A	7,637	29,021
Virtus Investment Partners, Inc.	8,765	1,960,643
Waddell & Reed Financial, Inc. Class A	99,829	5,440,681
Walter Investment Management Corp. (a)(d)	38,853	1,023,777
Westwood Holdings Group, Inc.	3,640	216,944
WisdomTree Investments, Inc. (a)(d)	137,845	1,630,706
		539,486,649
Consumer Finance - 0.8%
Ally Financial, Inc. (a)	110,182	2,710,477
American Express Co.	1,052,054	94,211,436
Asta Funding, Inc. (a)	4,468	37,576
Atlanticus Holdings Corp. (a)(d)	35,598	95,403
Capital One Financial Corp.	655,301	53,774,000
Cash America International, Inc.	33,402	1,491,065
Consumer Portfolio Services, Inc. (a)	11,930	85,300
Credit Acceptance Corp. (a)	13,731	1,692,208
Discover Financial Services	556,489	34,708,219
Encore Capital Group, Inc. (a)(d)	29,815	1,323,488
EZCORP, Inc. (non-vtg.) Class A (a)(d)	64,428	684,870
First Cash Financial Services, Inc. (a)(d)	35,415	2,045,570
First Marblehead Corp. (a)(d)	5,188	24,280
Green Dot Corp. Class A (a)(d)	44,284	836,525
Imperial Holdings, Inc. (a)(d)	16,708	115,118
JGWPT Holdings, Inc.	8,584	115,884
Navient Corp.	493,468	8,852,816
Nelnet, Inc. Class A	22,213	976,706
Portfolio Recovery Associates, Inc. (a)(d)	57,822	3,286,024
Regional Management Corp. (a)	4,032	68,544
Santander Consumer U.S.A. Holdings, Inc.	84,238	1,568,512
SLM Corp.	493,468	4,372,126
Springleaf Holdings, Inc. (d)	37,440	1,246,003
World Acceptance Corp. (a)(d)	15,268	1,196,095
		215,518,245
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	2,088,552	286,653,762
CBOE Holdings, Inc.	109,590	5,811,010
CME Group, Inc.	361,866	27,700,842
Gain Capital Holdings, Inc.	15,735	99,288
Interactive Brokers Group, Inc.	43,141	1,011,225
IntercontinentalExchange Group, Inc.	132,880	25,114,320
Leucadia National Corp.	370,953	9,247,858
Life Partners Holdings, Inc.	18,668	35,096
MarketAxess Holdings, Inc.	47,067	2,773,188
Marlin Business Services Corp.	13,319	263,450
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
McGraw Hill Financial, Inc.	315,383	$ 25,587,023
MicroFinancial, Inc.	86	682
Moody's Corp.	215,147	20,131,305
MSCI, Inc. Class A (a)	147,156	6,789,778
NewStar Financial, Inc. (a)	27,065	312,059
PHH Corp. (a)(d)	72,291	1,732,092
PICO Holdings, Inc. (a)	22,896	506,002
Resource America, Inc. Class A	2,362	22,250
The NASDAQ OMX Group, Inc.	136,600	5,938,002
TPG Specialty Lending, Inc.	35,359	624,440
Vector Capital Corp. rights (a)	4,280	0
Voya Financial, Inc.	160,885	6,288,995
		426,642,667
Insurance - 3.1%
ACE Ltd.	383,209	40,746,613
AFLAC, Inc.	519,485	31,813,261
Alleghany Corp. (a)	18,948	8,169,051
Allied World Assurance Co.	101,481	3,753,782
Allstate Corp.	506,684	31,155,999
AMBAC Financial Group, Inc. (a)	54,576	1,320,739
American Equity Investment Life Holding Co. (d)	83,986	2,077,814
American Financial Group, Inc.	90,622	5,434,601
American International Group, Inc.	1,681,597	94,270,328
American National Insurance Co.	11,975	1,363,234
Amerisafe, Inc.	28,834	1,087,907
Amtrust Financial Services, Inc. (d)	37,933	1,670,190
Aon PLC	343,000	29,895,880
Arch Capital Group Ltd. (a)	141,774	7,879,799
Argo Group International Holdings, Ltd.	32,771	1,725,065
Arthur J. Gallagher & Co.	175,221	8,275,688
Aspen Insurance Holdings Ltd.	68,795	2,925,163
Assurant, Inc.	95,115	6,348,926
Assured Guaranty Ltd.	208,257	5,029,407
Axis Capital Holdings Ltd.	130,874	6,310,744
Baldwin & Lyons, Inc. Class B	5,084	131,523
Brown & Brown, Inc.	150,525	4,910,126
Cincinnati Financial Corp.	161,273	7,755,619
Citizens, Inc. Class A (a)(d)	31,937	228,350
CNA Financial Corp.	65,754	2,549,283
CNO Financial Group, Inc.	273,436	4,880,833
Crawford & Co. Class B	21,205	191,057
Donegal Group, Inc. Class A	4,528	71,316
eHealth, Inc. (a)	26,343	646,457
EMC Insurance Group	5,816	178,202
Employers Holdings, Inc.	36,335	777,932
Endurance Specialty Holdings Ltd.	45,122	2,620,235
Enstar Group Ltd. (a)	12,532	1,778,291
Erie Indemnity Co. Class A	32,248	2,467,294
Everest Re Group Ltd.	51,436	8,427,274
FBL Financial Group, Inc. Class A	12,986	608,134

	Shares	Value
Federated National Holding Co.	12,192	$ 301,142
Fidelity & Guaranty Life	15,879	358,230
First Acceptance Corp. (a)	4,055	9,894
First American Financial Corp.	131,076	3,716,005
FNF Group	310,787	8,798,380
FNFV Group (a)	103,585	1,551,703
Fortegra Financial Corp. (a)	10,670	105,313
Genworth Financial, Inc. Class A (a)	560,876	7,958,830
Global Indemnity PLC (a)	13,709	370,691
Greenlight Capital Re, Ltd. (a)	30,263	1,035,297
Hallmark Financial Services, Inc. (a)	10,337	98,718
Hanover Insurance Group, Inc.	48,173	3,056,577
Hartford Financial Services Group, Inc.	499,486	18,505,956
HCC Insurance Holdings, Inc.	116,739	5,853,293
HCI Group, Inc.	9,511	400,508
Health Insurance Innovations (a)(d)	4,900	62,426
Hilltop Holdings, Inc. (a)	86,306	1,827,098
Horace Mann Educators Corp.	37,921	1,130,046
Independence Holding Co.	16,014	223,395
Infinity Property & Casualty Corp.	13,372	914,377
Investors Title Co.	1,086	78,398
Kansas City Life Insurance Co.	2,863	132,958
Kemper Corp.	58,114	2,112,444
Lincoln National Corp.	307,008	16,897,720
Loews Corp.	371,316	16,241,362
Maiden Holdings Ltd. (d)	73,970	899,475
Markel Corp. (a)(d)	16,654	10,988,309
Marsh & McLennan Companies, Inc.	616,601	32,741,513
MBIA, Inc. (a)	228,577	2,384,058
Meadowbrook Insurance Group, Inc.	46,791	289,636
Mercury General Corp.	42,960	2,200,841
MetLife, Inc.	1,297,898	71,046,937
Montpelier Re Holdings Ltd. (d)	62,043	1,951,252
National General Holdings Corp. (d)	96,033	1,798,698
National Interstate Corp.	15,961	446,908
National Western Life Insurance Co. Class A	2,078	527,812
Navigators Group, Inc. (a)	15,156	973,773
Old Republic International Corp.	306,111	4,698,804
OneBeacon Insurance Group Ltd.	20,572	329,769
PartnerRe Ltd.	64,815	7,239,187
Phoenix Companies, Inc. (a)(d)	7,382	453,919
Platinum Underwriters Holdings Ltd.	32,909	2,055,825
Primerica, Inc.	65,762	3,309,801
Principal Financial Group, Inc.	320,034	17,374,646
ProAssurance Corp.	69,301	3,201,706
Progressive Corp.	622,481	15,574,475
Protective Life Corp.	94,484	6,557,190
Prudential Financial, Inc.	529,164	47,466,011
Reinsurance Group of America, Inc.	80,713	6,697,565
RenaissanceRe Holdings Ltd.	56,754	5,811,042
RLI Corp.	34,126	1,525,432
Safety Insurance Group, Inc.	14,899	822,425
Selective Insurance Group, Inc.	57,017	1,366,697
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
StanCorp Financial Group, Inc.	52,960	$ 3,469,939
State Auto Financial Corp.	12,598	273,377
Stewart Information Services Corp. (d)	21,434	690,603
Symetra Financial Corp.	109,204	2,658,025
The Chubb Corp.	278,385	25,597,501
The Travelers Companies, Inc.	394,096	37,324,832
Third Point Reinsurance Ltd.	28,985	444,050
Torchmark Corp.	144,360	7,874,838
Tower Group International Ltd.	63,927	128,493
United Fire Group, Inc.	20,054	587,983
United Insurance Holdings Corp.	16,369	264,196
Universal Insurance Holdings, Inc.	33,783	468,232
Unum Group	290,729	10,544,741
Validus Holdings Ltd.	125,147	4,894,499
W.R. Berkley Corp.	118,696	5,738,952
White Mountains Insurance Group Ltd.	7,023	4,454,268
Willis Group Holdings PLC	207,878	8,724,640
XL Group PLC Class A	329,395	11,258,721
		797,348,474
Real Estate Investment Trusts - 3.5%
Acadia Realty Trust (SBI)	67,401	1,942,497
AG Mortgage Investment Trust, Inc.	18,957	378,571
Agree Realty Corp.	17,794	525,457
Alexanders, Inc.	2,701	1,070,919
Alexandria Real Estate Equities, Inc.	78,887	6,236,806
Altisource Residential Corp. Class B	67,853	1,665,113
American Assets Trust, Inc.	36,114	1,265,796
American Campus Communities, Inc.	134,876	5,328,951
American Capital Agency Corp.	426,204	10,079,725
American Capital Mortgage Investment Corp.	52,567	1,081,829
American Homes 4 Rent Class A	160,568	2,870,956
American Realty Capital Properties, Inc.	1,027,675	13,524,203
American Residential Properties, Inc. (a)(d)	15,232	289,103
American Tower Corp.	454,292	44,793,191
AmREIT, Inc. Class B	18,007	419,563
Annaly Capital Management, Inc.	1,073,868	12,779,029
Anworth Mortgage Asset Corp.	251,516	1,305,368
Apartment Investment & Management Co. Class A	161,356	5,529,670
Apollo Commercial Real Estate Finance, Inc.	34,660	582,981
Apollo Residential Mortgage, Inc.	29,321	494,059
Arbor Realty Trust, Inc.	31,767	222,051
Ares Commercial Real Estate Corp.	39,618	498,791
Armada Hoffler Properties, Inc.	18,404	176,862
Armour Residential REIT, Inc.	489,690	2,071,389
Ashford Hospitality Prime, Inc.	33,082	535,598
Ashford Hospitality Trust, Inc.	69,895	810,083
Associated Estates Realty Corp.	60,888	1,126,428

	Shares	Value
AvalonBay Communities, Inc. (d)	136,592	$ 21,048,827
Aviv REIT, Inc.	27,384	801,256
BioMed Realty Trust, Inc.	232,867	5,227,864
Blackstone Mortgage Trust, Inc. (d)	31,861	925,562
Boston Properties, Inc.	173,248	21,035,772
Brandywine Realty Trust (SBI)	189,114	3,029,606
Brixmor Property Group, Inc.	84,312	1,995,665
BRT Realty Trust (a)	5,568	40,090
Camden Property Trust (SBI)	107,447	8,041,333
Campus Crest Communities, Inc. (d)	55,980	460,156
Capstead Mortgage Corp.	97,016	1,282,552
CareTrust (REIT), Inc. (a)	18,939	330,864
CatchMark Timber Trust, Inc.	26,622	319,730
CBL & Associates Properties, Inc.	198,768	3,776,592
Cedar Shopping Centers, Inc.	134,023	867,129
Chambers Street Properties	312,279	2,432,653
Chatham Lodging Trust	26,521	613,166
Chesapeake Lodging Trust	72,347	2,229,011
Chimera Investment Corp.	1,225,514	4,056,451
CIM Commercial Trust Corp.	1,700	32,470
Colony Financial, Inc.	124,467	2,790,550
Columbia Property Trust, Inc.	148,227	3,804,987
Coresite Realty Corp.	24,333	853,358
Corporate Office Properties Trust (SBI) (d)	106,736	3,029,168
Corrections Corp. of America	137,269	4,892,267
Cousins Properties, Inc.	234,370	2,974,155
Crown Castle International Corp.	380,565	30,258,723
CubeSmart	141,018	2,622,935
CyrusOne, Inc.	38,593	1,004,962
CYS Investments, Inc. (d)	197,203	1,859,624
DCT Industrial Trust, Inc.	349,621	2,779,487
DDR Corp.	308,138	5,614,274
DiamondRock Hospitality Co.	202,906	2,702,708
Digital Realty Trust, Inc.	156,288	10,197,792
Douglas Emmett, Inc.	168,817	4,823,102
Duke Realty LP	408,851	7,604,629
DuPont Fabros Technology, Inc.	100,616	2,833,347
Dynex Capital, Inc.	68,104	595,910
EastGroup Properties, Inc.	28,464	1,845,606
Education Realty Trust, Inc.	157,945	1,720,021
Ellington Residential Mortgage REIT	7,146	125,198
Empire State Realty Trust, Inc. (d)	146,821	2,413,737
EPR Properties	65,817	3,745,645
Equity Commonwealth	127,873	3,437,226
Equity Lifestyle Properties, Inc.	92,610	4,231,351
Equity One, Inc.	85,144	2,009,398
Equity Residential (SBI)	393,346	26,145,709
Essex Property Trust, Inc.	71,662	13,863,014
Excel Trust, Inc.	59,887	774,938
Extra Space Storage, Inc.	137,773	7,260,637
Federal Realty Investment Trust (SBI)	75,022	9,361,245
FelCor Lodging Trust, Inc.	200,216	2,070,233
First Industrial Realty Trust, Inc.	100,981	1,837,854
First Potomac Realty Trust	64,690	856,496
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Five Oaks Investment Corp.	4,880	$ 55,534
Franklin Street Properties Corp.	114,432	1,390,349
Gaming & Leisure Properties (d)	107,465	3,578,585
General Growth Properties, Inc.	597,700	14,685,489
Getty Realty Corp.	23,628	443,261
Gladstone Commercial Corp.	19,665	359,476
Glimcher Realty Trust	157,267	1,766,108
Government Properties Income Trust	79,105	1,900,102
Gramercy Property Trust, Inc. (d)	125,276	775,458
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,671	212,583
Hatteras Financial Corp.	121,103	2,409,950
HCP, Inc. (d)	534,031	23,139,563
Health Care REIT, Inc. (d)	352,643	23,831,614
Healthcare Realty Trust, Inc.	119,232	2,976,031
Healthcare Trust of America, Inc.	307,681	3,830,628
Hersha Hospitality Trust	214,462	1,456,197
Highwoods Properties, Inc. (SBI)	89,662	3,815,118
Home Properties, Inc.	74,137	4,761,078
Hospitality Properties Trust (SBI)	164,136	4,830,522
Host Hotels & Resorts, Inc.	849,559	19,386,936
Hudson Pacific Properties, Inc.	49,472	1,328,323
Inland Real Estate Corp.	85,277	887,734
Invesco Mortgage Capital, Inc.	135,801	2,392,814
Investors Real Estate Trust	102,538	874,649
iStar Financial, Inc. (a)(d)	102,599	1,526,673
JAVELIN Mortgage Investment Corp.	12,977	172,075
Kilroy Realty Corp.	91,661	5,797,558
Kimco Realty Corp. (d)	446,526	10,488,896
Kite Realty Group Trust	96,409	2,479,639
LaSalle Hotel Properties (SBI)	130,397	4,766,010
Lexington Corporate Properties Trust	259,496	2,823,316
Liberty Property Trust (SBI)	176,490	6,251,276
LTC Properties, Inc.	43,338	1,774,691
Mack-Cali Realty Corp.	122,465	2,588,910
Medical Properties Trust, Inc.	220,785	3,110,861
MFA Financial, Inc.	486,658	4,107,394
Mid-America Apartment Communities, Inc.	92,326	6,677,016
Monmouth Real Estate Investment Corp. Class A	60,850	658,397
National Health Investors, Inc.	34,486	2,224,692
National Retail Properties, Inc. (d)	132,178	4,909,091
New Residential Investment Corp.	304,097	1,906,688
New York (REIT), Inc.	201,799	2,080,548
New York Mortgage Trust, Inc. (d)	61,040	487,099
Newcastle Investment Corp.	151,847	2,057,527
NorthStar Realty Finance Corp.	221,573	4,101,316
Omega Healthcare Investors, Inc. (d)	143,538	5,407,076
One Liberty Properties, Inc.	11,261	244,026
Parkway Properties, Inc.	86,804	1,801,183

	Shares	Value
Pebblebrook Hotel Trust	72,830	$ 2,821,434
Pennsylvania Real Estate Investment Trust (SBI)	85,180	1,717,229
PennyMac Mortgage Investment Trust	97,201	2,163,694
Physicians Realty Trust	23,388	346,376
Piedmont Office Realty Trust, Inc. Class A	174,747	3,405,819
Plum Creek Timber Co., Inc.	200,436	8,143,715
Post Properties, Inc.	73,877	4,064,713
Potlatch Corp.	43,845	1,871,305
Power (REIT) (a)	718	6,642
Prologis, Inc.	574,154	23,505,865
PS Business Parks, Inc.	26,075	2,126,156
Public Storage	164,556	28,826,920
QTS Realty Trust, Inc. Class A (d)	15,035	453,305
RAIT Financial Trust (d)	83,839	678,258
Ramco-Gershenson Properties Trust (SBI)	70,480	1,195,341
Rayonier, Inc.	146,114	5,007,327
Realty Income Corp.	251,007	11,225,033
Redwood Trust, Inc. (d)	103,397	2,002,800
Regency Centers Corp.	116,777	6,672,638
Resource Capital Corp.	118,128	636,710
Retail Opportunity Investments Corp.	70,350	1,114,344
Retail Properties America, Inc.	250,044	3,955,696
Rexford Industrial Realty, Inc.	44,441	655,060
RLJ Lodging Trust	150,575	4,488,641
Rouse Properties, Inc. (d)	34,930	610,576
Ryman Hospitality Properties, Inc. (d)	49,860	2,480,535
Sabra Health Care REIT, Inc.	56,614	1,612,367
Saul Centers, Inc.	14,444	720,033
Select Income (REIT)	38,717	1,080,204
Senior Housing Properties Trust (SBI)	240,030	5,599,900
Silver Bay Realty Trust Corp.	47,769	796,309
Simon Property Group, Inc.	354,071	60,202,692
SL Green Realty Corp.	129,295	14,138,408
SoTHERLY Hotels, Inc.	2,721	22,203
Sovran Self Storage, Inc.	33,865	2,616,749
Spirit Realty Capital, Inc.	431,927	5,101,058
Stag Industrial, Inc.	63,413	1,485,767
Starwood Property Trust, Inc.	250,020	5,962,977
Starwood Waypoint Residential (a)	44,074	1,219,968
Strategic Hotel & Resorts, Inc. (a)	334,781	3,977,198
Summit Hotel Properties, Inc.	103,133	1,129,306
Sun Communities, Inc.	47,327	2,538,147
Sunstone Hotel Investors, Inc.	233,464	3,401,570
Supertel Hospitality, Inc., Maryland (a)	703	1,554
Tanger Factory Outlet Centers, Inc.	110,651	3,862,826
Taubman Centers, Inc.	72,463	5,519,507
Terreno Realty Corp.	27,317	552,896
The GEO Group, Inc.	86,331	3,230,506
The Macerich Co.	163,662	10,685,492
Two Harbors Investment Corp.	449,289	4,816,378
UDR, Inc.	279,578	8,364,974
UMH Properties, Inc. (d)	10,346	106,047
Universal Health Realty Income Trust (SBI)	13,491	595,897
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Urstadt Biddle Properties, Inc. Class A	26,585	$ 566,792
Ventas, Inc.	339,142	22,308,761
Vornado Realty Trust	195,917	20,741,733
Washington Prime Group, Inc. (a)	177,005	3,455,138
Washington REIT (SBI)	75,722	2,103,557
Weingarten Realty Investors (SBI)	140,335	4,802,264
Western Asset Mortgage Capital Corp.	46,434	705,797
Weyerhaeuser Co.	668,998	22,712,482
Whitestone REIT Class B	26,734	406,357
Winthrop Realty Trust	32,907	502,161
WP Carey, Inc. (d)	66,643	4,550,384
ZAIS Financial Corp.	6,000	116,280
		921,110,855
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	51,667	2,113,180
Altisource Portfolio Solutions SA (a)(d)	18,423	1,841,010
American Spectrum Realty, Inc. (a)	1,984	3,373
AV Homes, Inc. (a)(d)	12,051	191,972
CBRE Group, Inc. (a)	310,765	9,876,112
Consolidated-Tomoka Land Co.	2,432	142,272
Forest City Enterprises, Inc. Class A (a)	196,160	4,080,128
Forestar Group, Inc. (a)(d)	38,487	769,740
Gladstone Land Corp.	8,000	98,880
Howard Hughes Corp. (a)	37,206	5,892,314
Jones Lang LaSalle, Inc.	53,062	7,089,614
Kennedy-Wilson Holdings, Inc.	81,481	2,128,284
Maui Land & Pineapple, Inc. (a)(d)	31,310	216,978
RE/MAX Holdings, Inc.	10,289	311,962
Realogy Holdings Corp. (a)	174,285	7,105,599
Tejon Ranch Co. (a)	18,740	526,969
The St. Joe Co. (a)(d)	111,664	2,418,642
Transcontinental Realty Investors, Inc. (a)	20,697	246,708
		45,053,737
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	91,784	1,199,617
Bank Mutual Corp.	56,001	369,047
BankFinancial Corp.	19,300	208,633
BBX Capital Corp. (a)	18,261	342,211
Beneficial Mutual Bancorp, Inc. (a)	37,525	515,218
Berkshire Hills Bancorp, Inc.	20,197	497,452
BofI Holding, Inc. (a)(d)	15,097	1,162,318
Brookline Bancorp, Inc., Delaware	86,924	795,355
Cape Bancorp, Inc.	2,611	26,893
Capitol Federal Financial, Inc.	194,739	2,405,027
Charter Financial Corp.	1,496	16,172
Chicopee Bancorp, Inc.	1,816	29,583
Clifton Bancorp, Inc.	15,263	191,856
Dime Community Bancshares, Inc.	51,879	801,012
Doral Financial Corp. (a)(d)	7,972	53,492

	Shares	Value
ESB Financial Corp.	9,498	$ 120,150
ESSA Bancorp, Inc.	4,298	48,653
Essent Group Ltd. (d)	38,008	800,448
EverBank Financial Corp.	121,901	2,301,491
Farmer Mac Class C (non-vtg.)	8,894	292,790
First Defiance Financial Corp.	6,145	171,446
First Financial Northwest, Inc.	2,197	23,794
Flagstar Bancorp, Inc. (a)	37,206	648,501
Fox Chase Bancorp, Inc.	14,307	244,507
Franklin Financial Corp./VA (a)(d)	16,347	324,651
HF Financial Corp.	2,735	36,649
Hingham Institution for Savings	1,505	124,193
Home Loan Servicing Solutions Ltd.	65,442	1,433,180
HomeStreet, Inc.	7,892	143,555
Hudson City Bancorp, Inc.	532,335	5,254,146
IF Bancorp, Inc.	3,112	51,504
Impac Mortgage Holdings, Inc. (a)(d)	5,393	34,299
Kearny Financial Corp. (a)	9,825	153,761
Ladder Capital Corp. Class A	19,926	370,624
Madison County Financial, Inc.	4,682	87,085
Meridian Bancorp, Inc. (a)	27,946	295,669
Meta Financial Group, Inc.	3,931	149,378
MGIC Investment Corp. (a)(d)	403,619	3,402,508
NASB Financial, Inc.	1,203	29,233
Nationstar Mortgage Holdings, Inc. (a)(d)	27,283	954,905
New York Community Bancorp, Inc. (d)	541,088	8,630,354
Northfield Bancorp, Inc.	35,760	468,814
Northwest Bancshares, Inc.	92,094	1,161,305
OceanFirst Financial Corp.	5,851	96,073
Ocwen Financial Corp. (a)	133,402	3,727,252
Oritani Financial Corp.	41,599	623,985
PennyMac Financial Services, Inc. (a)	18,921	291,951
People's United Financial, Inc. (d)	329,770	4,930,062
Peoples Federal Bancshares, Inc.	1,156	23,201
Poage Bankshares, Inc.	2,365	34,245
Provident Financial Holdings, Inc.	3,066	44,886
Provident Financial Services, Inc.	62,627	1,065,285
Radian Group, Inc.	200,792	2,923,532
Riverview Bancorp, Inc. (a)	6,875	26,400
Security National Financial Corp. Class A	10,153	47,719
Simplicity Bancorp, Inc.	10,338	167,993
Territorial Bancorp, Inc.	13,244	272,297
TFS Financial Corp. (a)	149,374	2,156,961
Timberland Bancorp, Inc.	5,034	54,015
Tree.com, Inc. (a)	3,275	104,767
Trustco Bank Corp., New York	86,500	607,230
United Community Financial Corp.	29,429	134,785
United Financial Bancorp, Inc. New	46,844	580,397
Walker & Dunlop, Inc. (a)	28,304	401,634
Washington Federal, Inc.	128,254	2,789,525
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Westfield Financial, Inc.	28,907	$ 209,865
WSFS Financial Corp.	10,396	775,542
		58,461,081
TOTAL FINANCIALS		4,456,980,261
HEALTH CARE - 13.2%
Biotechnology - 3.0%
Aastrom Biosciences, Inc. (a)(d)	3,923	15,143
ACADIA Pharmaceuticals, Inc. (a)(d)	95,598	2,292,440
Acceleron Pharma, Inc. (d)	12,418	333,672
Achillion Pharmaceuticals, Inc. (a)(d)	115,115	1,331,881
Acorda Therapeutics, Inc. (a)(d)	62,128	2,024,130
Actinium Pharmaceuticals, Inc. (a)(d)	38,656	240,440
Aegerion Pharmaceuticals, Inc. (a)	28,027	856,225
Agenus, Inc. (a)(d)	71,608	224,849
Agios Pharmaceuticals, Inc. (a)(d)	11,316	523,026
Akebia Therapeutics, Inc. (a)	5,435	122,342
Alexion Pharmaceuticals, Inc. (a)	228,919	38,753,698
Alkermes PLC (a)	187,366	8,380,881
Alnylam Pharmaceuticals, Inc. (a)(d)	73,219	5,101,168
AMAG Pharmaceuticals, Inc. (a)(d)	31,420	711,035
Amgen, Inc.	876,358	122,146,778
Amicus Therapeutics, Inc. (a)	25,384	182,511
Anacor Pharmaceuticals, Inc. (a)(d)	28,185	656,429
Anthera Pharmaceuticals, Inc. (a)	5,648	14,346
Applied Genetic Technologies Corp.	5,553	94,956
Arena Pharmaceuticals, Inc. (a)(d)	260,488	1,073,211
ARIAD Pharmaceuticals, Inc. (a)(d)	213,587	1,328,511
ArQule, Inc. (a)	65,290	86,183
Array BioPharma, Inc. (a)(d)	101,050	399,148
Arrowhead Research Corp. (a)(d)	44,310	645,597
Athersys, Inc. (a)(d)	92,903	130,993
Auspex Pharmaceuticals, Inc. (d)	10,037	230,751
AVEO Pharmaceuticals, Inc. (a)	43,200	57,024
BioCryst Pharmaceuticals, Inc. (a)(d)	79,931	1,079,069
Biogen Idec, Inc. (a)	276,274	94,773,033
BioMarin Pharmaceutical, Inc. (a)	169,338	12,060,252
Biospecifics Technologies Corp. (a)	1,441	45,074
Biota Pharmaceuticals, Inc. (a)	46,093	106,014
BioTime, Inc. (a)(d)	32,076	99,756
Bluebird Bio, Inc. (a)	21,720	869,017
Cancer Genetics, Inc. (a)(d)	9,725	86,553
Cara Therapeutics, Inc. (d)	6,290	64,284
CASI Pharmaceuticals, Inc. (a)	289	500
Catalyst Pharmaceutical Partners, Inc. (a)	25,961	83,075
Cel-Sci Corp. (a)	28,340	30,324
Celgene Corp. (a)	938,796	89,204,396
Celldex Therapeutics, Inc. (a)(d)	107,399	1,708,718

	Shares	Value
Cellular Dynamics International, Inc. (a)(d)	4,597	$ 52,590
Celsion Corp. (a)(d)	10,682	34,717
Cepheid, Inc. (a)(d)	80,169	3,209,165
ChemoCentryx, Inc. (a)(d)	15,137	77,350
Chimerix, Inc. (a)	37,843	966,510
Cleveland Biolabs, Inc. (a)	35,489	14,196
Clovis Oncology, Inc. (a)(d)	39,949	1,899,974
Conatus Pharmaceuticals, Inc. (a)(d)	7,362	50,724
Coronado Biosciences, Inc. (a)(d)	18,457	38,760
CTI BioPharma Corp. (a)(d)	129,276	330,947
Cubist Pharmaceuticals, Inc.	87,467	6,037,847
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)(d)	69,058	120,852
Cyclacel Pharmaceuticals, Inc. (a)(d)	11,529	40,121
Cytokinetics, Inc. (a)	26,522	113,514
Cytori Therapeutics, Inc. (a)(d)	69,588	98,119
CytRx Corp. (a)(d)	25,756	85,510
DARA BioSciences, Inc. (a)	1,702	2,119
Dendreon Corp. (a)(d)	131,169	178,390
Dicerna Pharmaceuticals, Inc. (d)	8,003	110,281
Discovery Laboratories, Inc. (a)(d)	132,829	241,749
Durata Therapeutics, Inc. (a)(d)	10,654	167,907
Dyax Corp. (a)	146,558	1,496,357
Dynavax Technologies Corp. (a)(d)	275,972	391,880
Emergent BioSolutions, Inc. (a)(d)	38,141	949,711
Enanta Pharmaceuticals, Inc. (a)(d)	3,858	161,882
Enzon Pharmaceuticals, Inc.	43,430	71,225
Epirus Biopharmaceuticals, Inc. (a)	1,747	16,265
Epizyme, Inc. (a)(d)	20,607	710,735
Esperion Therapeutics, Inc. (a)(d)	6,156	95,972
Exact Sciences Corp. (a)(d)	122,260	2,549,121
Exelixis, Inc. (a)(d)	160,939	666,287
Fibrocell Science, Inc. (a)(d)	25,988	83,162
Five Prime Therapeutics, Inc.	10,001	116,312
Foundation Medicine, Inc. (d)	12,644	294,226
Galectin Therapeutics, Inc. (a)(d)	13,518	84,623
Galena Biopharma, Inc. (a)(d)	133,911	316,030
Genocea Biosciences, Inc. (d)	8,642	110,704
Genomic Health, Inc. (a)(d)	18,393	546,640
GenVec, Inc. (a)	8,140	16,931
Geron Corp. (a)(d)	196,151	466,839
Gilead Sciences, Inc. (a)	1,781,408	191,643,873
GlycoMimetics, Inc.	10,456	85,216
GTx, Inc. (a)(d)	19,627	18,646
Halozyme Therapeutics, Inc. (a)(d)	112,522	1,068,959
Harvard Apparatus (a)	3,080	27,042
Heat Biologics, Inc. (a)(d)	3,136	20,572
Hemispherx Biopharma, Inc. (a)	130,774	35,309
Heron Therapeutics, Inc. (a)(d)	22,688	213,040
Hyperion Therapeutics, Inc. (a)(d)	5,781	149,497
iBio, Inc. (a)	40,361	19,373
Idera Pharmaceuticals, Inc. (a)(d)	80,821	233,573
ImmunoCellular Therapeutics Ltd. (a)	41,923	41,504
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ImmunoGen, Inc. (a)(d)	90,051	$ 1,064,403
Immunomedics, Inc. (a)(d)	99,673	331,911
Incyte Corp. (a)	173,504	9,403,917
Infinity Pharmaceuticals, Inc. (a)	41,127	464,735
Inovio Pharmaceuticals, Inc. (a)(d)	64,716	685,342
Insmed, Inc. (a)	32,411	451,485
Insys Therapeutics, Inc. (a)(d)	6,531	230,675
Intercept Pharmaceuticals, Inc. (a)	13,391	3,879,641
InterMune, Inc. (a)(d)	125,556	9,222,088
Intrexon Corp. (d)	13,260	268,913
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	150,069	1,941,893
Isis Pharmaceuticals, Inc. (a)(d)	138,050	5,626,918
IsoRay, Inc. (a)(d)	31,040	74,186
Karyopharm Therapeutics, Inc. (d)	15,831	569,916
Keryx Biopharmaceuticals, Inc. (a)(d)	105,438	1,917,917
Kindred Biosciences, Inc. (d)	10,713	116,879
KYTHERA Biopharmaceuticals, Inc. (a)(d)	13,619	512,211
Lexicon Pharmaceuticals, Inc. (a)(d)	482,347	733,167
Ligand Pharmaceuticals, Inc. Class B (a)(d)	23,017	1,197,805
Lpath, Inc. (a)	7,871	26,761
Macrogenics, Inc.	10,997	234,896
MannKind Corp. (a)(d)	286,250	2,109,663
Mast Therapeutics, Inc. (a)(d)	29,390	18,369
Medgenics, Inc. (a)	4,479	27,815
Medivation, Inc. (a)	85,572	7,809,301
MEI Pharma, Inc. (a)	26,819	195,242
Merrimack Pharmaceuticals, Inc. (a)(d)	95,963	669,822
MiMedx Group, Inc. (a)(d)	79,098	556,850
Momenta Pharmaceuticals, Inc. (a)	43,036	507,394
Myriad Genetics, Inc. (a)(d)	87,108	3,152,439
Nanosphere, Inc. (a)(d)	36,229	30,389
NanoViricides, Inc. (a)(d)	32,620	127,870
Navidea Biopharmaceuticals, Inc. (a)(d)	114,446	163,658
Neuralstem, Inc. (a)(d)	106,528	433,569
Neurocrine Biosciences, Inc. (a)	83,489	1,361,706
NewLink Genetics Corp. (a)(d)	21,584	595,934
Northwest Biotherapeutics, Inc. (a)(d)	40,748	237,968
Novavax, Inc. (a)(d)	270,468	1,268,495
NPS Pharmaceuticals, Inc. (a)	117,913	3,558,614
Ohr Pharmaceutical, Inc. (a)(d)	18,778	154,355
OncoGenex Pharmaceuticals, Inc. (a)(d)	10,565	34,970
OncoMed Pharmaceuticals, Inc. (a)(d)	5,827	118,230
Onconova Therapeutics, Inc. (a)(d)	6,241	32,578
Oncothyreon, Inc. (a)	43,661	102,167
Opexa Therapeutics, Inc. (a)	5,726	8,303
Ophthotech Corp. (d)	12,066	470,091
Opko Health, Inc. (a)(d)	254,677	2,266,625
Oragenics, Inc. (a)	9,973	16,455
Orexigen Therapeutics, Inc. (a)(d)	166,751	950,481

	Shares	Value
Organovo Holdings, Inc. (a)(d)	69,396	$ 539,901
Osiris Therapeutics, Inc. (a)(d)	18,170	259,649
OvaScience, Inc. (a)(d)	10,225	138,140
OXiGENE, Inc. (a)(d)	561	1,335
Oxygen Biotherapeutics, Inc. (a)(d)	1,373	5,767
Palatin Technologies, Inc. (a)(d)	9,275	7,884
PDL BioPharma, Inc. (d)	181,078	1,827,077
Peregrine Pharmaceuticals, Inc. (a)(d)	243,489	401,757
Pharmacyclics, Inc. (a)(d)	77,976	9,699,435
PharmAthene, Inc. (a)(d)	51,372	117,642
Portola Pharmaceuticals, Inc. (a)(d)	6,348	177,046
Progenics Pharmaceuticals, Inc. (a)(d)	85,314	470,080
Prothena Corp. PLC (a)	29,812	682,695
PTC Therapeutics, Inc. (a)(d)	25,035	792,608
Puma Biotechnology, Inc. (a)	28,653	7,464,393
Raptor Pharmaceutical Corp. (a)(d)	62,748	691,483
Receptos, Inc. (a)	24,417	1,248,930
Regado Biosciences, Inc. (d)	15,917	17,668
Regeneron Pharmaceuticals, Inc. (a)	93,542	32,788,342
Regulus Therapeutics, Inc. (a)(d)	11,075	76,196
Repligen Corp. (a)(d)	36,890	703,123
Rexahn Pharmaceuticals, Inc. (a)(d)	252,511	176,758
Rigel Pharmaceuticals, Inc. (a)	75,480	196,248
Sangamo Biosciences, Inc. (a)(d)	84,275	1,205,133
Sarepta Therapeutics, Inc. (a)(d)	40,979	939,648
Seattle Genetics, Inc. (a)(d)	128,581	5,658,850
SIGA Technologies, Inc. (a)(d)	72,968	98,507
Sorrento Therapeutics, Inc. (a)(d)	14,498	79,739
Spectrum Pharmaceuticals, Inc. (a)(d)	41,659	337,854
StemCells, Inc. (a)	41,468	63,861
Stemline Therapeutics, Inc. (a)(d)	10,674	120,403
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	244,496
Synageva BioPharma Corp. (a)(d)	25,415	1,834,201
Synergy Pharmaceuticals, Inc. (a)(d)	111,018	432,970
Synta Pharmaceuticals Corp. (a)(d)	94,692	378,768
Synthetic Biologics, Inc. (a)(d)	46,314	121,343
Targacept, Inc. (a)(d)	18,977	52,377
TESARO, Inc. (a)(d)	24,183	714,849
TG Therapeutics, Inc. (a)(d)	39,520	335,130
Threshold Pharmaceuticals, Inc. (a)(d)	37,822	157,340
Trovagene, Inc. (a)(d)	4,592	26,817
Ultragenyx Pharmaceutical, Inc. (d)	26,542	1,416,281
United Therapeutics Corp. (a)(d)	53,357	6,287,055
Vanda Pharmaceuticals, Inc. (a)(d)	44,094	570,576
Verastem, Inc. (a)(d)	13,711	119,423
Versartis, Inc. (a)(d)	25,643	589,789
Vertex Pharmaceuticals, Inc. (a)	286,347	26,793,489
Vical, Inc. (a)	65,666	81,426
Xencor, Inc. (d)	18,608	198,920
XOMA Corp. (a)(d)	72,501	317,554
ZIOPHARM Oncology, Inc. (a)(d)	122,654	396,172
		778,732,421
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.1%
Abaxis, Inc.	23,291	$ 1,112,145
Abbott Laboratories	1,779,625	75,171,360
Abiomed, Inc. (a)(d)	36,354	947,022
Accuray, Inc. (a)(d)	58,561	476,687
Alere, Inc. (a)(d)	93,479	3,313,831
Align Technology, Inc. (a)	83,038	4,522,249
Alphatec Holdings, Inc. (a)	36,801	57,410
Analogic Corp.	15,585	1,125,237
Angiodynamics, Inc. (a)	26,377	372,179
Anika Therapeutics, Inc. (a)	9,287	390,054
Antares Pharma, Inc. (a)(d)	97,369	228,817
Atossa Genetics, Inc. (a)(d)	789	1,460
Atricure, Inc. (a)	25,828	400,851
Atrion Corp.	1,172	375,040
Bacterin International Holdings, Inc. (a)(d)	974	4,627
Baxano Surgical, Inc. (a)(d)	18,036	6,628
Baxter International, Inc.	624,523	46,826,735
Becton, Dickinson & Co.	223,571	26,195,814
BioLase Technology, Inc. (d)	31,172	67,332
Boston Scientific Corp. (a)	1,529,296	19,391,473
BSD Medical Corp. (a)	46,363	30,002
C.R. Bard, Inc.	86,543	12,846,443
Cantel Medical Corp.	48,934	1,784,623
Cardica, Inc. (a)	23,778	26,631
Cardiovascular Systems, Inc. (a)(d)	37,106	1,057,150
CareFusion Corp. (a)	231,213	10,614,989
Cerus Corp. (a)(d)	66,771	251,059
Cesca Therapeutics, Inc. (a)(d)	15,844	21,706
CONMED Corp.	32,943	1,301,249
Covidien PLC	520,911	45,230,702
Cryolife, Inc.	20,961	210,448
Cutera, Inc. (a)	15,449	149,855
Cyberonics, Inc. (a)(d)	26,017	1,493,116
Cynosure, Inc. Class A (a)	17,160	386,615
Delcath Systems, Inc. (a)(d)	7,494	17,986
DENTSPLY International, Inc.	165,101	7,876,143
Derma Sciences, Inc. (a)(d)	27,081	229,376
DexCom, Inc. (a)(d)	82,473	3,645,307
Echo Therapeutics, Inc. (a)(d)	2,009	3,737
Edwards Lifesciences Corp. (a)	125,427	12,449,884
Endologix, Inc. (a)(d)	68,176	941,511
EnteroMedics, Inc. (a)(d)	53,456	78,046
ERBA Diagnostics, Inc. (a)(d)	3,094	11,231
Exactech, Inc. (a)	3,102	74,076
Fonar Corp. (a)(d)	7,275	88,901
Genmark Diagnostics, Inc. (a)(d)	33,235	357,276
Globus Medical, Inc. (a)	81,315	1,475,054
Greatbatch, Inc. (a)	22,320	1,017,122
Haemonetics Corp. (a)	65,465	2,336,446

	Shares	Value
Hansen Medical, Inc. (a)(d)	48,696	$ 60,870
HeartWare International, Inc. (a)(d)	17,704	1,435,794
Hill-Rom Holdings, Inc.	72,156	3,161,154
Hologic, Inc. (a)(d)	312,892	7,781,624
ICU Medical, Inc. (a)(d)	17,344	1,085,561
IDEXX Laboratories, Inc. (a)	62,216	7,712,918
Insulet Corp. (a)(d)	65,054	2,349,100
Integra LifeSciences Holdings Corp. (a)(d)	24,422	1,220,856
Intuitive Surgical, Inc. (a)	44,135	20,743,891
Invacare Corp.	28,414	435,871
Kewaunee Scientific Corp.	1,376	24,796
Ldr Holding Corp. (d)	17,638	477,461
LeMaitre Vascular, Inc.	3,845	28,069
Masimo Corp. (a)(d)	62,689	1,406,741
Medical Action Industries, Inc. (a)	18,788	258,523
Medtronic, Inc.	1,153,632	73,659,403
MELA Sciences, Inc. (a)(d)	4,011	9,466
Meridian Bioscience, Inc.	44,602	872,861
Merit Medical Systems, Inc. (a)	38,544	482,185
Misonix, Inc. (a)	2,579	17,563
Natus Medical, Inc. (a)	24,629	692,321
Neogen Corp. (a)	43,866	1,846,759
NuVasive, Inc. (a)	55,373	1,943,592
NxStage Medical, Inc. (a)	68,384	897,198
OraSure Technologies, Inc. (a)	68,939	574,262
Orthofix International NV (a)	22,001	746,054
PhotoMedex, Inc. (a)(d)	6,551	53,587
Quidel Corp. (a)(d)	35,813	845,187
ResMed, Inc. (d)	165,853	8,798,502
Retractable Technologies, Inc. (a)	5,248	15,901
Rockwell Medical Technologies, Inc. (a)(d)	40,985	390,997
RTI Biologics, Inc. (a)	29,474	156,507
Sirona Dental Systems, Inc. (a)(d)	67,791	5,525,644
St. Jude Medical, Inc.	324,571	21,288,612
Staar Surgical Co. (a)(d)	22,695	261,219
Stereotaxis, Inc. (a)	3,270	9,614
Steris Corp.	82,536	4,645,951
Stryker Corp.	344,015	28,659,890
SurModics, Inc. (a)	19,525	398,701
Symmetry Medical, Inc. (a)	29,367	270,764
Synergetics U.S.A., Inc. (a)	3,622	11,011
Tandem Diabetes Care, Inc.	11,476	162,385
TearLab Corp. (a)(d)	17,390	67,299
Teleflex, Inc.	53,220	5,826,526
The Cooper Companies, Inc.	58,635	9,559,264
The Spectranetics Corp. (a)(d)	47,437	1,346,262
Thoratec Corp. (a)	75,606	1,890,150
Tornier NV (a)	43,234	934,719
TransEnterix, Inc. (a)	65,065	256,356
Unilife Corp. (a)(d)	142,037	362,194
Uroplasty, Inc. (a)	1,597	4,200
Varian Medical Systems, Inc. (a)(d)	126,250	10,733,775
Vascular Solutions, Inc. (a)	17,548	419,397
Vermillion, Inc. (a)(d)	5,249	11,548
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Volcano Corp. (a)	51,974	$ 646,557
West Pharmaceutical Services, Inc.	83,154	3,611,378
Wright Medical Group, Inc. (a)(d)	47,593	1,420,175
Zeltiq Aesthetics, Inc. (a)(d)	23,737	498,714
Zimmer Holdings, Inc.	197,443	19,608,064
		545,609,578
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)(d)	57,055	2,921,787
Addus HomeCare Corp. (a)	6,027	131,991
Aetna, Inc.	415,965	34,163,205
Air Methods Corp. (a)(d)	41,468	2,432,513
Alliance Healthcare Services, Inc. (a)	17,141	487,661
Almost Family, Inc. (a)	9,932	277,897
Amedisys, Inc. (a)(d)	38,358	802,449
AmerisourceBergen Corp.	257,537	19,930,788
AMN Healthcare Services, Inc. (a)	76,320	1,153,958
AmSurg Corp. (a)	44,990	2,420,012
Bio-Reference Laboratories, Inc. (a)	31,917	927,189
BioScrip, Inc. (a)(d)	61,696	521,948
BioTelemetry, Inc. (a)	34,161	250,059
Brookdale Senior Living, Inc. (a)	181,651	6,348,702
Capital Senior Living Corp. (a)	26,619	608,777
Cardinal Health, Inc.	393,233	28,981,272
Centene Corp. (a)	69,557	5,434,488
Chemed Corp. (d)	19,372	2,045,877
Chindex International, Inc. (a)	9,187	219,661
Cigna Corp.	316,152	29,907,979
Community Health Systems, Inc. (a)	133,147	7,227,219
Corvel Corp. (a)	17,696	723,766
Cross Country Healthcare, Inc. (a)	40,427	322,607
DaVita HealthCare Partners, Inc. (a)	199,597	14,905,904
Envision Healthcare Holdings, Inc.	117,601	4,299,493
ExamWorks Group, Inc. (a)(d)	46,646	1,536,986
Express Scripts Holding Co. (a)	893,255	66,038,342
Five Star Quality Care, Inc. (a)	32,241	149,598
Gentiva Health Services, Inc. (a)	33,266	601,117
Hanger, Inc. (a)(d)	33,622	753,133
HCA Holdings, Inc. (a)	359,634	25,109,646
Health Net, Inc. (a)	90,547	4,273,818
HealthSouth Corp.	110,704	4,360,631
Healthways, Inc. (a)(d)	33,821	590,515
Henry Schein, Inc. (a)(d)	98,971	11,845,839
Hooper Holmes, Inc. (a)	6,267	4,262
Humana, Inc.	178,817	23,020,901
IPC The Hospitalist Co., Inc. (a)	20,567	994,209
Kindred Healthcare, Inc.	69,839	1,442,175
Laboratory Corp. of America Holdings (a)(d)	96,901	10,390,694
Landauer, Inc.	14,935	543,933
LHC Group, Inc. (a)	12,810	329,729
LifePoint Hospitals, Inc. (a)	49,772	3,722,946

	Shares	Value
Magellan Health Services, Inc. (a)	33,160	$ 1,852,318
McKesson Corp.	265,349	51,751,015
MEDNAX, Inc. (a)(d)	110,274	6,313,187
Molina Healthcare, Inc. (a)(d)	36,812	1,761,086
MWI Veterinary Supply, Inc. (a)	16,104	2,287,573
National Healthcare Corp.	6,159	352,911
National Research Corp. Class A (a)	960	13,430
NeoStem, Inc. (a)(d)	15,337	88,188
Omnicare, Inc.	126,227	8,049,496
Owens & Minor, Inc. (d)	59,970	2,062,968
Patterson Companies, Inc.	106,597	4,292,661
PDI, Inc. (a)	1,365	3,972
PharMerica Corp. (a)	29,176	726,191
Premier, Inc.	38,595	1,218,830
Providence Service Corp. (a)	13,245	603,045
Quest Diagnostics, Inc. (d)	161,387	10,201,272
RadNet, Inc. (a)	27,076	180,868
Select Medical Holdings Corp.	68,408	959,080
Sharps Compliance Corp. (a)	5,184	22,861
Skilled Healthcare Group, Inc. (a)	27,157	201,233
Surgical Care Affiliates, Inc.	14,337	426,669
Team Health Holdings, Inc. (a)(d)	79,380	4,645,318
Tenet Healthcare Corp. (a)	109,083	6,673,698
The Ensign Group, Inc.	18,939	662,865
Triple-S Management Corp. (a)	20,220	387,011
U.S. Physical Therapy, Inc.	11,240	401,268
UnitedHealth Group, Inc.	1,139,811	98,798,817
Universal American Spin Corp.	33,569	287,015
Universal Health Services, Inc. Class B	113,232	12,958,270
VCA Antech, Inc. (a)	109,673	4,469,175
Wellcare Health Plans, Inc. (a)	52,863	3,481,557
WellPoint, Inc.	330,284	38,481,389
		587,770,913
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	176,070	2,601,434
athenahealth, Inc. (a)(d)	44,978	6,496,622
Authentidate Holding Corp. (a)	816	588
Castlight Health, Inc. Class B (a)(d)	20,545	244,691
Cerner Corp. (a)	336,575	19,406,915
CollabRx, Inc. (a)	87	123
Computer Programs & Systems, Inc.	21,937	1,347,809
HealthStream, Inc. (a)(d)	34,016	883,055
HMS Holdings Corp. (a)(d)	102,544	2,344,156
iCAD, Inc. (a)	14,864	156,815
IMS Health Holdings, Inc.	107,850	3,009,015
MedAssets, Inc. (a)	79,151	1,820,473
Medidata Solutions, Inc. (a)(d)	60,023	2,793,470
Merge Healthcare, Inc. (a)(d)	37,852	98,415
Omnicell, Inc. (a)	38,848	1,093,571
Quality Systems, Inc.	52,869	827,929
Veeva Systems, Inc. Class A	21,176	634,645
Vocera Communications, Inc. (a)	14,570	127,925
		43,887,651
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(d)	35,982	$ 728,995
Affymetrix, Inc. (a)(d)	78,656	681,948
Agilent Technologies, Inc.	384,355	21,969,732
Albany Molecular Research, Inc. (a)(d)	23,897	473,161
Apricus Biosciences, Inc. (a)(d)	18,211	34,601
BG Medicine, Inc. (a)(d)	3,134	2,476
Bio-Rad Laboratories, Inc. Class A (a)	24,617	2,960,440
Bruker BioSciences Corp. (a)	117,243	2,351,895
Cambrex Corp. (a)	34,300	751,856
Charles River Laboratories International, Inc. (a)	57,625	3,405,638
Covance, Inc. (a)(d)	69,154	5,732,867
Enzo Biochem, Inc. (a)	14,697	87,447
Fluidigm Corp. (a)(d)	33,180	903,160
Harvard Bioscience, Inc. (a)	12,320	55,686
Illumina, Inc. (a)(d)	162,100	29,074,256
Luminex Corp. (a)	39,871	751,568
Mettler-Toledo International, Inc. (a)	36,042	9,748,640
Nanostring Technologies, Inc. (a)(d)	6,707	74,716
NeoGenomics, Inc. (a)	53,713	286,290
Pacific Biosciences of California, Inc. (a)	41,271	241,848
PAREXEL International Corp. (a)	64,767	3,655,449
PerkinElmer, Inc.	134,059	6,012,546
pSivida Corp. (a)	25,265	121,777
Quintiles Transnational Holdings, Inc. (a)	66,441	3,728,669
Sequenom, Inc. (a)(d)	91,772	340,474
Techne Corp.	39,549	3,777,720
Thermo Fisher Scientific, Inc.	454,322	54,614,048
Waters Corp. (a)	97,891	10,124,866
		162,692,769
Pharmaceuticals - 5.0%
AbbVie, Inc.	1,843,884	101,929,908
AcelRx Pharmaceuticals, Inc. (a)(d)	17,182	122,851
Actavis PLC (a)	306,706	69,616,128
Acura Pharmaceuticals, Inc. (a)	2,885	2,827
Aerie Pharmaceuticals, Inc.	9,114	149,287
Akorn, Inc. (a)(d)	79,308	3,094,598
Alexza Pharmaceuticals, Inc. (a)(d)	13,886	48,601
Alimera Sciences, Inc. (a)(d)	3,741	23,531
Allergan, Inc.	345,769	56,595,470
Ampio Pharmaceuticals, Inc. (a)(d)	59,082	277,095
ANI Pharmaceuticals, Inc. (a)	3,574	104,825
Aratana Therapeutics, Inc. (a)(d)	17,464	202,932
Assembly Biosciences, Inc. (a)	1,399	10,157
AstraZeneca PLC rights (a)	7,692	0
Auxilium Pharmaceuticals, Inc. (a)(d)	49,047	912,274
AVANIR Pharmaceuticals Class A (a)	189,496	1,178,665
Bio Path Holdings, Inc. (a)(d)	166,645	384,950
Biodel, Inc. (a)(d)	8,109	15,731

	Shares	Value
Biodelivery Sciences International, Inc. (a)(d)	45,070	$ 721,120
Bristol-Myers Squibb Co.	1,924,142	97,457,792
Cempra, Inc. (a)(d)	20,803	219,888
Columbia Laboratories, Inc. (a)	5,322	32,038
Corcept Therapeutics, Inc. (a)(d)	82,171	226,792
Cumberland Pharmaceuticals, Inc. (a)	7,158	36,649
DepoMed, Inc. (a)(d)	71,075	1,091,001
Durect Corp. (a)	121,504	191,976
Eli Lilly & Co.	1,142,128	72,593,656
Endo Health Solutions, Inc. (a)	165,788	10,562,353
Endocyte, Inc. (a)(d)	47,373	348,665
Horizon Pharma, Inc. (a)(d)	61,460	633,038
Hospira, Inc. (a)	214,554	11,530,132
Impax Laboratories, Inc. (a)	76,645	1,888,533
Intra-Cellular Therapies, Inc. (d)	18,750	266,625
Jazz Pharmaceuticals PLC (a)	64,644	10,531,800
Johnson & Johnson	3,284,633	340,714,981
Lannett Co., Inc. (a)(d)	33,171	1,306,274
Mallinckrodt PLC (a)(d)	134,893	10,992,431
Merck & Co., Inc.	3,396,077	204,138,188
Mylan, Inc. (a)	432,560	21,022,416
Nektar Therapeutics (a)(d)	149,616	2,133,524
Ocera Therapeutics, Inc. (a)	890	5,287
Omeros Corp. (a)(d)	38,961	580,909
Pacira Pharmaceuticals, Inc. (a)(d)	42,514	4,602,566
Pain Therapeutics, Inc. (a)	34,536	145,742
Pernix Therapeutics Holdings, Inc. (a)(d)	8,953	77,802
Perrigo Co. PLC	156,248	23,240,328
Pfizer, Inc.	7,399,726	217,477,947
Phibro Animal Health Corp. Class A	42,486	813,182
Pozen, Inc. (d)	23,223	192,751
Prestige Brands Holdings, Inc. (a)	64,211	2,222,343
Relypsa, Inc. (d)	13,726	346,993
Repros Therapeutics, Inc. (a)(d)	21,711	475,905
Revance Therapeutics, Inc. (d)	15,387	359,286
Sagent Pharmaceuticals, Inc. (a)	25,120	698,838
Salix Pharmaceuticals Ltd. (a)(d)	73,563	11,704,609
SciClone Pharmaceuticals, Inc. (a)(d)	46,113	316,335
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	39,776	274,057
Supernus Pharmaceuticals, Inc. (a)(d)	26,858	243,199
Tetraphase Pharmaceuticals, Inc. (a)	10,243	134,081
The Medicines Company (a)(d)	85,688	2,194,470
TherapeuticsMD, Inc. (a)(d)	93,850	520,868
Theravance Biopharma, Inc. (a)	25,221	740,615
Theravance, Inc. (a)(d)	88,275	2,079,759
Transcept Pharmaceuticals, Inc. (d)	2,494	5,487
VIVUS, Inc. (a)(d)	111,051	476,409
XenoPort, Inc. (a)	57,569	292,451
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc. Class A	573,163	$ 20,312,897
Zogenix, Inc. (a)(d)	115,304	155,660
		1,314,000,478
TOTAL HEALTH CARE		3,432,693,810
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.4%
AAR Corp.	45,448	1,258,910
AeroVironment, Inc. (a)(d)	21,575	680,476
Alliant Techsystems, Inc.	36,077	4,545,702
American Science & Engineering, Inc.	13,204	764,512
API Technologies Corp. (a)	22,349	48,721
Astronics Corp. (a)	18,450	1,157,553
Astrotech Corp. (a)(d)	8,707	25,424
BE Aerospace, Inc. (a)	112,533	9,536,046
Breeze Industrial Products Corp. (a)	1,281	13,053
CPI Aerostructures, Inc. (a)(d)	3,805	42,806
Cubic Corp.	23,380	1,043,683
Curtiss-Wright Corp.	58,485	4,201,562
DigitalGlobe, Inc. (a)	87,334	2,652,334
Ducommun, Inc. (a)	15,643	485,872
Engility Holdings, Inc. (a)	17,448	613,123
Erickson Air-Crane, Inc. (a)(d)	6,239	82,417
Esterline Technologies Corp. (a)	36,596	4,290,149
Exelis, Inc.	239,811	4,122,351
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	1,648,508
General Dynamics Corp.	375,404	46,268,543
HEICO Corp. (d)	25,580	1,325,300
HEICO Corp. Class A	50,828	2,110,379
Hexcel Corp. (a)	105,445	4,343,280
Honeywell International, Inc.	902,690	85,963,169
Huntington Ingalls Industries, Inc.	60,530	6,180,718
Innovative Solutions & Support, Inc. (a)(d)	21,878	120,548
KEYW Holding Corp. (a)(d)	30,869	365,180
Kratos Defense & Security Solutions, Inc. (a)(d)	44,930	338,323
L-3 Communications Holdings, Inc.	103,771	11,409,621
LMI Aerospace, Inc. (a)(d)	6,877	104,599
Lockheed Martin Corp.	308,634	53,702,316
Micronet Enertec Technologies, Inc. (a)	3,018	8,360
Moog, Inc. Class A (a)	52,323	3,709,701
National Presto Industries, Inc. (d)	4,216	276,106
Northrop Grumman Corp.	254,273	32,348,611
Orbital Sciences Corp. (a)(d)	75,276	2,015,139
Precision Castparts Corp.	166,806	40,710,672
Raytheon Co.	362,581	34,931,054
Rockwell Collins, Inc.	165,444	12,735,879
SIFCO Industries, Inc.	891	24,137

	Shares	Value
Sparton Corp. (a)	13,384	$ 384,924
Spirit AeroSystems Holdings, Inc. Class A (a)	150,657	5,777,696
Taser International, Inc. (a)(d)	58,908	923,088
Teledyne Technologies, Inc. (a)	43,609	4,233,126
Textron, Inc.	328,219	12,472,322
The Boeing Co.	788,569	99,990,549
TransDigm Group, Inc.	58,956	11,083,138
Triumph Group, Inc.	65,091	4,515,363
United Technologies Corp.	969,927	104,732,717
		620,317,760
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	885,620
Atlas Air Worldwide Holdings, Inc. (a)(d)	36,312	1,214,636
C.H. Robinson Worldwide, Inc.	169,940	11,600,104
Echo Global Logistics, Inc. (a)(d)	11,731	304,537
Expeditors International of Washington, Inc.	229,912	9,495,366
FedEx Corp.	320,860	47,448,777
Forward Air Corp.	38,499	1,782,119
Hub Group, Inc. Class A (a)	45,548	1,980,883
Park-Ohio Holdings Corp.	8,801	510,810
Radiant Logistics, Inc. (a)	14,104	43,722
United Parcel Service, Inc. Class B	819,456	79,757,652
UTi Worldwide, Inc. (d)	106,552	978,147
XPO Logistics, Inc. (a)(d)	59,381	1,839,030
		157,841,403
Airlines - 0.5%
Alaska Air Group, Inc.	155,706	7,215,416
Allegiant Travel Co.	24,598	3,022,110
American Airlines Group, Inc.	826,525	32,160,088
CHC Group Ltd. (a)(d)	40,486	280,973
Delta Air Lines, Inc.	967,060	38,276,235
Hawaiian Holdings, Inc. (a)(d)	71,807	1,120,189
JetBlue Airways Corp. (a)(d)	285,846	3,495,897
Republic Airways Holdings, Inc. (a)	81,894	831,224
SkyWest, Inc.	63,299	567,792
Southwest Airlines Co.	789,883	25,284,155
Spirit Airlines, Inc. (a)	81,901	5,765,011
United Continental Holdings, Inc. (a)	432,490	20,590,849
		138,609,939
Building Products - 0.2%
A.O. Smith Corp.	98,582	4,838,405
AAON, Inc.	75,766	1,413,794
Allegion PLC	102,196	5,255,940
American Woodmark Corp. (a)	9,343	366,432
Apogee Enterprises, Inc.	33,247	1,213,848
Armstrong World Industries, Inc. (a)	49,085	2,831,223
Builders FirstSource, Inc. (a)	87,836	606,068
Continental Building Products, Inc. (a)	12,231	195,574
Fortune Brands Home & Security, Inc.	177,871	7,685,806
Gibraltar Industries, Inc. (a)	56,316	895,988
Griffon Corp.	46,368	578,209
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Insteel Industries, Inc.	19,643	$ 461,218
Lennox International, Inc.	51,841	4,342,202
Masco Corp.	405,986	9,528,491
Masonite International Corp. (a)	19,654	1,123,816
NCI Building Systems, Inc. (a)(d)	36,312	724,788
Nortek, Inc. (a)	17,394	1,449,268
Owens Corning	130,235	4,688,460
Patrick Industries, Inc. (a)	10,446	435,494
PGT, Inc. (a)	39,227	409,922
Ply Gem Holdings, Inc. (a)(d)	16,220	191,234
Quanex Building Products Corp.	44,676	806,849
Simpson Manufacturing Co. Ltd.	50,637	1,636,588
Trex Co., Inc. (a)(d)	46,832	1,760,883
Universal Forest Products, Inc.	26,737	1,265,997
USG Corp. (a)(d)	114,286	3,310,865
		58,017,362
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	53,056	1,411,290
ACCO Brands Corp. (a)(d)	120,265	929,648
ADT Corp. (d)	218,622	8,058,407
ARC Document Solutions, Inc. (a)	46,203	375,168
Brady Corp. Class A	52,937	1,409,183
Casella Waste Systems, Inc. Class A (a)	64,851	289,235
CECO Environmental Corp. (d)	21,126	297,032
Cenveo, Inc. (a)(d)	104,135	316,570
Cintas Corp. (d)	112,418	7,435,327
Civeo Corp.	126,922	3,225,088
Clean Harbors, Inc. (a)(d)	65,972	3,993,945
Copart, Inc. (a)	124,595	4,289,806
Courier Corp.	17,378	234,255
Covanta Holding Corp. (d)	154,806	3,249,378
Deluxe Corp.	54,408	3,239,996
Ennis, Inc.	21,290	307,215
Fuel Tech, Inc. (a)	51,934	237,338
G&K Services, Inc. Class A	20,257	1,132,164
Healthcare Services Group, Inc.	92,468	2,527,150
Heritage-Crystal Clean, Inc. (a)(d)	7,679	122,941
Herman Miller, Inc.	75,463	2,242,760
HNI Corp.	49,416	1,873,361
Hudson Technologies, Inc. (a)(d)	5,394	16,506
Industrial Services of America, Inc. (a)(d)	1,620	10,044
InnerWorkings, Inc. (a)(d)	28,532	247,372
Interface, Inc.	73,312	1,248,503
Intersections, Inc. (d)	12,865	45,028
Iron Mountain, Inc.	202,847	7,298,435
KAR Auction Services, Inc.	172,614	5,206,038
Kimball International, Inc. Class B	40,502	643,172
Knoll, Inc.	47,600	870,604
McGrath RentCorp.	25,445	941,465
Metalico, Inc. (a)(d)	55,605	67,282
Mobile Mini, Inc.	51,612	2,021,642

	Shares	Value
Msa Safety, Inc.	37,550	$ 2,078,768
Multi-Color Corp.	10,832	502,388
NL Industries, Inc.	6,707	58,955
Performant Financial Corp. (a)	31,038	298,586
Perma-Fix Environmental Services, Inc. (a)	6,937	26,638
Pitney Bowes, Inc.	233,661	6,322,867
Quad/Graphics, Inc.	28,077	629,206
R.R. Donnelley & Sons Co.	225,027	3,976,227
Republic Services, Inc.	307,369	12,088,823
Rollins, Inc.	113,089	3,364,398
SP Plus Corp. (a)	13,389	289,872
Standard Register Co. (a)	3,970	22,470
Steelcase, Inc. Class A	74,937	1,176,511
Stericycle, Inc. (a)	95,694	11,373,232
Swisher Hygiene, Inc. (a)(d)	17,741	65,109
Team, Inc. (a)(d)	21,074	841,063
Tetra Tech, Inc.	81,994	2,090,847
The Brink's Co.	51,214	1,402,239
TRC Companies, Inc. (a)	13,255	76,349
Tyco International Ltd.	530,926	23,689,918
U.S. Ecology, Inc.	25,366	1,084,143
UniFirst Corp.	16,509	1,600,548
United Stationers, Inc.	42,632	1,732,991
Viad Corp.	19,833	435,136
Virco Manufacturing Co. (a)	2,682	7,617
Waste Connections, Inc.	164,872	8,088,620
Waste Management, Inc.	506,566	23,793,405
West Corp.	26,434	784,032
		173,714,306
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)(d)	127,232	4,814,459
Aegion Corp. (a)(d)	40,317	994,217
Ameresco, Inc. Class A (a)	38,199	321,254
Argan, Inc.	11,917	477,276
Chicago Bridge & Iron Co. NV	123,066	7,804,846
Comfort Systems U.S.A., Inc.	43,738	664,818
Dycom Industries, Inc. (a)	36,171	1,128,897
EMCOR Group, Inc.	78,469	3,389,861
Fluor Corp.	181,316	13,397,439
Foster Wheeler AG	112,721	3,679,213
Furmanite Corp. (a)	40,654	369,545
Goldfield Corp.	41,171	86,047
Granite Construction, Inc.	41,521	1,464,446
Great Lakes Dredge & Dock Corp. (a)(d)	55,973	426,514
Integrated Electrical Services, Inc. (a)	16,326	124,404
Jacobs Engineering Group, Inc. (a)	160,940	8,676,275
KBR, Inc.	162,921	3,587,520
Layne Christensen Co. (a)(d)	24,456	278,309
MasTec, Inc. (a)(d)	84,984	2,592,012
MYR Group, Inc. (a)	25,270	590,813
Northwest Pipe Co. (a)	12,188	450,468
Orion Marine Group, Inc. (a)	21,656	218,942
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Pike Corp. (a)	29,417	$ 350,651
Primoris Services Corp.	35,637	1,034,898
Quanta Services, Inc. (a)	244,181	8,873,538
Sterling Construction Co., Inc. (a)	31,847	271,336
Tutor Perini Corp. (a)	46,969	1,403,434
URS Corp.	82,388	4,991,065
		72,462,497
Electrical Equipment - 0.7%
Active Power, Inc. (a)	10,523	23,151
Acuity Brands, Inc.	52,894	6,552,509
Allied Motion Technologies, Inc.	4,209	68,817
Altair Nanotechnologies, Inc. (a)(d)	10,605	37,754
American Superconductor Corp. (a)(d)	126,771	225,019
AMETEK, Inc.	305,185	16,156,494
AZZ, Inc.	29,081	1,347,614
Babcock & Wilcox Co.	118,199	3,433,681
Broadwind Energy, Inc. (a)	15,938	145,992
Capstone Turbine Corp. (a)(d)	814,128	1,017,660
Eaton Corp. PLC	549,103	38,332,880
Emerson Electric Co.	807,785	51,714,396
Encore Wire Corp.	23,059	978,855
EnerSys	58,195	3,741,357
Enphase Energy, Inc. (a)	22,269	313,548
Espey Manufacturing & Electronics Corp.	2,015	49,368
Franklin Electric Co., Inc.	44,071	1,672,935
FuelCell Energy, Inc. (a)(d)	246,058	624,987
Generac Holdings, Inc. (a)(d)	81,773	3,804,080
General Cable Corp.	55,434	1,190,168
Global Power Equipment Group, Inc.	10,454	176,150
GrafTech International Ltd. (a)(d)	132,891	1,160,138
Hubbell, Inc. Class B	60,658	7,333,552
LSI Industries, Inc.	24,011	168,797
MagneTek, Inc. (a)	2,664	76,590
Ocean Power Technologies, Inc. (a)(d)	11,040	14,462
Orion Energy Systems, Inc. (a)	20,733	98,896
Plug Power, Inc. (a)(d)	172,151	960,603
Polypore International, Inc. (a)(d)	50,063	2,244,324
Powell Industries, Inc.	9,892	521,209
Power Solutions International, Inc. (a)(d)	4,960	339,016
PowerSecure International, Inc. (a)(d)	20,869	230,811
Preformed Line Products Co.	1,961	111,581
Real Goods Solar, Inc. Class A (a)(d)	40,896	61,344
Regal-Beloit Corp.	57,797	4,107,633
Revolution Lighting Technologies, Inc. (a)(d)	38,693	80,095
Rockwell Automation, Inc.	161,735	18,859,918
Sensata Technologies Holding BV (a)	179,473	8,824,687
SL Industries, Inc. (a)	3,648	166,969
SolarCity Corp. (a)(d)	54,174	3,720,670
Thermon Group Holdings, Inc. (a)(d)	33,050	897,308

	Shares	Value
Ultralife Corp. (a)	13,410	$ 45,594
Vicor Corp. (a)	10,982	90,052
		181,721,664
Industrial Conglomerates - 1.9%
3M Co.	726,200	104,572,800
Carlisle Companies, Inc.	82,301	6,822,753
Danaher Corp.	695,504	53,282,561
General Electric Co.	11,621,572	301,928,441
Raven Industries, Inc.	39,990	1,066,133
Roper Industries, Inc.	120,772	18,183,432
		485,856,120
Machinery - 2.1%
Accuride Corp. (a)	79,004	360,258
Actuant Corp. Class A	71,032	2,395,909
Adept Technology, Inc. (a)(d)	17,085	137,876
AGCO Corp.	95,174	4,648,298
Alamo Group, Inc.	17,898	872,528
Albany International Corp. Class A	47,080	1,768,796
Allison Transmission Holdings, Inc.	190,226	5,836,134
Altra Industrial Motion Corp.	25,498	848,063
American Railcar Industries, Inc.	11,797	940,221
Astec Industries, Inc.	19,808	822,824
Barnes Group, Inc.	47,337	1,620,819
Blount International, Inc. (a)	50,491	806,846
Briggs & Stratton Corp.	42,488	855,708
Caterpillar, Inc.	730,607	79,687,305
Chart Industries, Inc. (a)(d)	36,495	2,441,151
CIRCOR International, Inc.	19,714	1,403,440
CLARCOR, Inc.	59,963	3,790,261
Colfax Corp. (a)	110,540	7,031,449
Columbus McKinnon Corp. (NY Shares)	26,972	675,918
Commercial Vehicle Group, Inc. (a)	77,079	618,174
Crane Co.	52,315	3,640,601
Cummins, Inc.	199,027	28,880,808
Deere & Co.	423,519	35,613,713
Donaldson Co., Inc.	164,610	6,890,575
Douglas Dynamics, Inc.	29,195	582,148
Dover Corp.	195,907	17,214,348
Dynamic Materials Corp.	17,783	354,949
Eastern Co.	2,354	37,099
Energy Recovery, Inc. (a)(d)	81,715	387,329
EnPro Industries, Inc. (a)	27,265	1,851,294
ESCO Technologies, Inc.	28,907	1,040,652
ExOne Co. (a)(d)	13,829	404,775
Federal Signal Corp.	80,990	1,192,173
Flowserve Corp.	155,118	11,771,905
FreightCar America, Inc.	19,411	578,254
Gencor Industries, Inc. (a)	1,849	18,675
Global Brass & Copper Holdings, Inc.	28,348	437,977
Gorman-Rupp Co.	21,897	679,464
Graco, Inc.	71,760	5,515,474
Graham Corp.	12,124	370,509
Greenbrier Companies, Inc. (d)	28,092	2,009,140
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Hardinge, Inc.	14,874	$ 168,076
Harsco Corp.	94,707	2,291,909
Hillenbrand, Inc.	69,805	2,334,279
Hurco Companies, Inc.	3,319	109,992
Hyster-Yale Materials Handling Class A	12,438	958,845
IDEX Corp.	88,258	6,790,571
Illinois Tool Works, Inc.	446,773	39,409,846
Ingersoll-Rand PLC	297,503	17,909,681
ITT Corp.	114,023	5,457,141
John Bean Technologies Corp.	27,251	791,642
Joy Global, Inc.	114,975	7,260,671
Kadant, Inc.	18,429	730,526
Kennametal, Inc.	99,076	4,439,596
L.B. Foster Co. Class A	10,636	557,965
Lincoln Electric Holdings, Inc.	88,988	6,327,047
Lindsay Corp. (d)	16,477	1,281,581
Lydall, Inc. (a)	15,820	438,214
Manitex International, Inc. (a)	11,053	149,105
Manitowoc Co., Inc. (d)	166,345	4,893,870
Meritor, Inc. (a)	118,384	1,613,574
Middleby Corp. (a)	66,168	5,705,667
Miller Industries, Inc.	16,197	306,447
Mueller Industries, Inc.	58,960	1,723,990
Mueller Water Products, Inc. Class A	199,590	1,842,216
Navistar International Corp. (a)(d)	79,012	2,979,543
NN, Inc.	18,576	542,048
Nordson Corp.	68,102	5,520,348
Omega Flex, Inc.	258	4,543
Oshkosh Truck Corp.	95,506	4,744,738
PACCAR, Inc.	408,900	25,683,009
Pall Corp.	118,435	9,992,361
Parker Hannifin Corp.	169,965	19,630,958
Pentair Plc	227,443	15,482,045
PMFG, Inc. (a)(d)	15,367	82,367
Proto Labs, Inc. (a)(d)	23,655	1,779,802
RBC Bearings, Inc.	25,318	1,565,159
Rexnord Corp. (a)	98,874	2,888,110
Snap-On, Inc.	66,115	8,261,069
SPX Corp.	46,613	4,850,083
Standex International Corp.	13,243	988,325
Stanley Black & Decker, Inc.	177,450	16,236,675
Sun Hydraulics Corp.	27,930	1,118,038
Tecumseh Products Co. (a)	29,489	154,522
Tennant Co.	20,971	1,461,469
Terex Corp.	120,683	4,514,751
Timken Co.	84,686	3,835,429
Titan International, Inc. (d)	48,022	696,319
Toro Co.	67,215	4,135,739
TriMas Corp. (a)	46,817	1,484,099
Trinity Industries, Inc. (d)	174,994	8,466,210
Twin Disc, Inc.	8,286	268,052

	Shares	Value
Valmont Industries, Inc. (d)	30,830	$ 4,339,323
Wabash National Corp. (a)	74,589	1,054,688
WABCO Holdings, Inc. (a)	75,595	7,801,404
Wabtec Corp.	121,942	10,165,085
Watts Water Technologies, Inc. Class A	38,674	2,447,677
Woodward, Inc.	78,842	4,117,918
Xerium Technologies, Inc. (a)	6,895	103,080
Xylem, Inc.	220,124	8,201,820
		536,123,097
Marine - 0.0%
Baltic Trading Ltd. (d)	40,135	235,592
International Shipholding Corp.	10,420	212,881
Kirby Corp. (a)	63,347	7,556,664
Matson, Inc.	46,702	1,260,487
		9,265,624
Professional Services - 0.4%
Acacia Research Corp.	61,592	1,095,722
Advisory Board Co. (a)(d)	38,842	1,926,563
Barrett Business Services, Inc.	6,681	395,448
CBIZ, Inc. (a)(d)	37,390	321,554
CDI Corp.	9,649	146,375
Corporate Executive Board Co.	37,937	2,500,807
CRA International, Inc. (a)	15,589	419,500
CTPartners Executive Search, Inc. (a)	859	15,419
Dun & Bradstreet Corp.	40,399	4,742,035
Equifax, Inc.	155,277	12,229,617
Exponent, Inc.	15,525	1,134,257
Franklin Covey Co. (a)	5,338	101,796
FTI Consulting, Inc. (a)(d)	68,234	2,531,481
GP Strategies Corp. (a)	17,343	437,390
Heidrick & Struggles International, Inc.	22,259	482,130
Hill International, Inc. (a)	13,945	61,358
Hudson Global, Inc. (a)	13,947	53,835
Huron Consulting Group, Inc. (a)	28,844	1,744,485
ICF International, Inc. (a)	23,222	784,439
IHS, Inc. Class A (a)	75,073	10,695,650
Insperity, Inc.	20,805	613,956
Kelly Services, Inc. Class A (non-vtg.)	27,730	463,368
Kforce, Inc.	36,597	734,502
Korn/Ferry International (a)	56,905	1,721,376
Manpower, Inc.	93,886	7,283,676
Mastech Holdings, Inc.	373	4,331
MISTRAS Group, Inc. (a)	12,788	274,430
Navigant Consulting, Inc. (a)	41,733	679,831
Nielsen Holdings B.V.	352,216	16,550,630
Odyssey Marine Exploration, Inc. (a)(d)	46,227	52,699
On Assignment, Inc. (a)	52,146	1,541,436
Paylocity Holding Corp. (a)(d)	5,085	115,582
Pendrell Corp. (a)	150,288	231,444
RCM Technologies, Inc. (a)	9,908	73,716
Resources Connection, Inc.	43,312	663,107
Robert Half International, Inc.	170,458	8,558,696
RPX Corp. (a)	42,529	646,016
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Spherix, Inc. (a)	11	$ 16
Towers Watson & Co.	75,492	8,276,188
TriNet Group, Inc.	37,156	996,152
TrueBlue, Inc. (a)	53,079	1,440,564
Verisk Analytics, Inc. (a)	175,777	11,283,126
VSE Corp.	1,834	108,811
WageWorks, Inc. (a)	36,355	1,500,007
		105,633,521
Road & Rail - 1.0%
AMERCO	7,919	2,199,977
ArcBest Corp.	25,682	921,984
Avis Budget Group, Inc. (a)(d)	135,454	9,144,500
Celadon Group, Inc.	62,978	1,318,759
Con-way, Inc.	72,845	3,733,306
Covenant Transport Group, Inc. Class A (a)	9,633	133,899
CSX Corp.	1,150,852	35,572,835
Genesee & Wyoming, Inc. Class A (a)	61,185	6,016,321
Heartland Express, Inc. (d)	52,772	1,237,503
Hertz Global Holdings, Inc. (a)	527,758	15,595,249
J.B. Hunt Transport Services, Inc.	118,822	8,977,002
Kansas City Southern	128,278	14,798,150
Knight Transportation, Inc.	76,431	1,937,526
Landstar System, Inc.	49,655	3,369,837
Marten Transport Ltd.	31,198	617,720
Norfolk Southern Corp.	357,273	38,228,211
Old Dominion Freight Lines, Inc. (a)	86,916	5,794,690
Patriot Transportation Holding, Inc. (a)	1,312	45,513
Providence & Worcester Railroad Co.	4,631	80,302
Quality Distribution, Inc. (a)	25,189	353,654
Roadrunner Transportation Systems, Inc. (a)	23,847	600,467
Ryder System, Inc.	61,687	5,572,804
Saia, Inc. (a)	26,740	1,269,348
Swift Transporation Co. (a)(d)	119,320	2,527,198
U.S.A. Truck, Inc. (a)(d)	1,841	34,592
Union Pacific Corp.	1,046,658	110,181,688
Universal Truckload Services, Inc.	6,117	152,252
Werner Enterprises, Inc.	41,229	1,026,602
YRC Worldwide, Inc. (a)(d)	30,006	696,739
		272,138,628
Trading Companies & Distributors - 0.4%
Aceto Corp.	32,506	624,765
AeroCentury Corp. (a)(d)	688	7,809
Air Lease Corp. Class A	121,471	4,603,751
Aircastle Ltd.	65,692	1,256,031
Applied Industrial Technologies, Inc.	52,950	2,579,195
Beacon Roofing Supply, Inc. (a)	65,628	1,871,711
BlueLinx Corp. (a)	23,385	30,401
CAI International, Inc. (a)(d)	15,310	296,861
DXP Enterprises, Inc. (a)	10,800	865,296

	Shares	Value
Essex Rental Corp. (a)	16,688	$ 42,721
Fastenal Co. (d)	311,527	14,105,943
GATX Corp.	53,842	3,568,109
H&E Equipment Services, Inc.	32,737	1,339,271
HD Supply Holdings, Inc. (a)	110,187	3,059,893
Houston Wire & Cable Co.	15,647	203,724
Kaman Corp.	26,535	1,078,913
Lawson Products, Inc. (a)	4,764	84,799
MRC Global, Inc. (a)	114,871	2,851,098
MSC Industrial Direct Co., Inc. Class A	57,280	5,163,219
Now, Inc. (d)	122,394	4,042,674
Rush Enterprises, Inc. Class A (a)(d)	39,030	1,431,230
Stock Building Supply Holdings, Inc.	16,419	279,123
TAL International Group, Inc.	41,028	1,813,438
Textainer Group Holdings Ltd. (d)	21,722	766,352
Titan Machinery, Inc. (a)(d)	17,235	212,163
United Rentals, Inc. (a)(d)	106,497	12,529,372
Veritiv Corp. (a)	9,543	424,854
W.W. Grainger, Inc.	70,526	17,363,501
Watsco, Inc.	30,156	2,789,128
WESCO International, Inc. (a)(d)	60,754	5,102,728
Willis Lease Finance Corp. (a)	2,006	42,487
		90,430,560
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	64,196	1,177,355
TOTAL INDUSTRIALS		2,903,309,836
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 1.6%
ADTRAN, Inc. (d)	58,980	1,361,258
Alliance Fiber Optic Products, Inc. (d)	19,146	283,744
Applied Optoelectronics, Inc.	10,558	224,252
Arris Group, Inc. (a)	139,734	4,277,258
Aruba Networks, Inc. (a)(d)	133,375	2,847,556
Aviat Networks, Inc. (a)	66,605	104,570
Bel Fuse, Inc. Class B (non-vtg.)	7,032	165,533
Black Box Corp.	16,753	396,208
Blonder Tongue Laboratories, Inc. (a)	3,352	5,598
Brocade Communications Systems, Inc.	517,605	5,460,733
CalAmp Corp. (a)(d)	30,277	583,741
Calix Networks, Inc. (a)	43,449	456,215
Ciena Corp. (a)(d)	124,141	2,568,477
Cisco Systems, Inc.	5,940,531	148,453,870
Clearfield, Inc. (a)(d)	10,596	141,880
CommScope Holding Co., Inc.	106,472	2,742,719
Communications Systems, Inc.	4,311	48,671
Comtech Telecommunications Corp.	22,438	853,542
Digi International, Inc. (a)	21,456	178,943
EchoStar Holding Corp. Class A (a)	54,964	2,771,835
EMCORE Corp. (a)(d)	29,659	129,906
Emulex Corp. (a)	91,750	502,790
Entrada Networks, Inc. (a)	150	0
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Extreme Networks, Inc. (a)(d)	100,558	$ 535,974
F5 Networks, Inc. (a)(d)	87,451	10,860,540
Finisar Corp. (a)(d)	110,449	2,243,219
Harmonic, Inc. (a)	107,478	706,130
Harris Corp.	115,971	8,279,170
Infinera Corp. (a)(d)	140,398	1,485,411
InterDigital, Inc.	54,293	2,408,980
Interphase Corp. (a)	10,718	35,048
Ixia (a)	83,745	805,627
JDS Uniphase Corp. (a)(d)	268,467	3,100,794
Juniper Networks, Inc.	570,419	13,228,017
KVH Industries, Inc. (a)	23,641	293,858
Lantronix, Inc. (a)	71	134
Meru Networks, Inc. (a)(d)	20,865	74,488
Motorola Solutions, Inc.	268,206	15,931,436
NETGEAR, Inc. (a)(d)	37,791	1,255,417
Novatel Wireless, Inc. (a)	27,517	61,913
NumereX Corp. Class A (a)(d)	13,747	157,472
Oclaro, Inc. (a)(d)	126,427	221,247
Oplink Communications, Inc.	15,273	295,074
Optical Cable Corp.	564	2,403
Palo Alto Networks, Inc. (a)	52,358	4,449,906
Parkervision, Inc. (a)(d)	100,275	124,341
PC-Tel, Inc.	2,259	17,665
Plantronics, Inc.	53,885	2,571,931
Polycom, Inc. (a)	189,613	2,512,372
Procera Networks, Inc. (a)(d)	21,122	217,345
QUALCOMM, Inc.	1,954,621	148,746,658
Relm Wireless Corp. (a)	9,436	45,482
Riverbed Technology, Inc. (a)	188,588	3,552,998
Ruckus Wireless, Inc. (a)(d)	70,783	984,592
ShoreTel, Inc. (a)	56,073	375,689
Sonus Networks, Inc. (a)	287,303	1,083,132
Tessco Technologies, Inc.	4,838	155,832
Ubiquiti Networks, Inc. (a)(d)	20,342	922,713
ViaSat, Inc. (a)(d)	47,347	2,695,938
Westell Technologies, Inc. Class A (a)	75,979	145,880
xG Technology, Inc. (a)	1,492	2,939
Zhone Technologies, Inc. (a)	5,862	20,224
Zoom Technologies, Inc. (a)	3,134	8,462
		405,175,750
Electronic Equipment & Components - 0.8%
Acorn Energy, Inc. (a)(d)	16,876	31,558
Advanced Photonix, Inc. Class A (a)	4,544	2,227
Aeroflex Holding Corp. (a)(d)	11,165	117,902
Agilysys, Inc. (a)	38,149	476,100
Amphenol Corp. Class A	185,566	19,115,154
Anixter International, Inc.	33,416	2,981,710
Arrow Electronics, Inc. (a)	131,368	8,177,658
Avnet, Inc.	154,170	6,862,107
AVX Corp.	71,883	990,548

	Shares	Value
Badger Meter, Inc.	35,716	$ 1,860,089
Belden, Inc.	50,406	3,683,166
Benchmark Electronics, Inc. (a)	62,536	1,540,262
CDW Corp.	100,578	3,323,097
Checkpoint Systems, Inc. (a)	41,082	568,986
ClearSign Combustion Corp. (a)(d)	7,019	55,099
Cognex Corp. (a)	109,040	4,577,499
Coherent, Inc. (a)	29,619	1,909,537
Control4 Corp. (d)	4,856	72,160
Corning, Inc.	1,506,355	31,422,565
CTS Corp.	43,658	774,056
CUI Global, Inc. (a)(d)	26,608	197,165
Daktronics, Inc.	32,196	423,699
Dolby Laboratories, Inc. Class A (a)(d)	54,035	2,516,950
DTS, Inc. (a)(d)	19,732	471,397
Echelon Corp. (a)	32,190	73,715
Electro Rent Corp.	12,184	184,344
Electro Scientific Industries, Inc.	21,640	160,569
eMagin Corp. (a)	5,084	13,727
Fabrinet (a)	31,120	503,833
FARO Technologies, Inc. (a)	18,648	1,081,770
FEI Co.	46,062	3,871,050
FLIR Systems, Inc.	171,079	5,780,759
Frequency Electronics, Inc. (a)	430	5,018
Giga-Tronics, Inc. (a)	2,579	5,132
GSI Group, Inc. (a)	22,768	291,886
I. D. Systems Inc. (a)	6,071	32,116
Identiv, Inc. (a)	10,618	181,462
IEC Electronics Corp. (a)	86	401
II-VI, Inc. (a)	56,117	783,393
Ingram Micro, Inc. Class A (a)	191,225	5,513,017
Insight Enterprises, Inc. (a)	48,551	1,273,978
Intellicheck Mobilisa, Inc. (a)(d)	545	2,649
InvenSense, Inc. (a)(d)	57,254	1,480,016
IPG Photonics Corp. (a)(d)	46,113	3,167,041
Iteris, Inc. (a)	1,032	1,796
Itron, Inc. (a)(d)	49,438	2,087,272
Jabil Circuit, Inc.	217,842	4,701,030
KEMET Corp. (a)	34,374	173,245
KEY Tronic Corp. (a)	6,483	71,119
Knowles Corp. (a)(d)	93,897	3,091,089
LightPath Technologies, Inc. Class A (a)	376	470
Littelfuse, Inc.	24,950	2,293,155
LoJack Corp. (a)	24,621	98,484
LRAD Corp. (a)	56,581	187,283
Maxwell Technologies, Inc. (a)(d)	38,769	398,158
Measurement Specialties, Inc. (a)	15,282	1,311,501
Mercury Systems, Inc. (a)	42,608	475,931
Mesa Laboratories, Inc.	2,184	155,501
Methode Electronics, Inc. Class A	42,247	1,424,569
MicroVision, Inc. (a)(d)	33,140	67,937
MOCON, Inc.	2,209	34,681
MTS Systems Corp.	16,730	1,189,168
Multi-Fineline Electronix, Inc. (a)	10,240	103,731
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
National Instruments Corp.	115,875	$ 3,841,256
Neonode, Inc. (a)(d)	33,197	100,587
NetList, Inc. (a)(d)	104,599	119,243
Newport Corp. (a)	41,609	785,162
OSI Systems, Inc. (a)	22,707	1,584,040
Park Electrochemical Corp.	16,314	459,076
PC Connection, Inc.	12,636	286,584
PC Mall, Inc. (a)	4,077	42,564
Perceptron, Inc.	13,154	144,694
Planar Systems, Inc. (a)	2,277	11,362
Plexus Corp. (a)	33,577	1,383,037
Pulse Electronics Corp. (a)	5,013	10,678
RadiSys Corp. (a)	9,220	28,398
RealD, Inc. (a)(d)	53,542	498,476
Research Frontiers, Inc. (a)(d)	16,855	85,792
RF Industries Ltd.	5,778	32,010
Richardson Electronics Ltd.	23,707	241,574
Rofin-Sinar Technologies, Inc. (a)	27,521	659,403
Rogers Corp. (a)	16,870	1,015,237
Sanmina Corp. (a)	105,831	2,484,912
ScanSource, Inc. (a)	30,626	1,180,939
Speed Commerce, Inc. (a)(d)	43,920	144,497
SYNNEX Corp. (a)	30,841	2,150,851
TE Connectivity Ltd.	471,275	29,539,517
Tech Data Corp. (a)	39,838	2,689,065
Trimble Navigation Ltd. (a)(d)	301,758	10,036,471
TTM Technologies, Inc. (a)(d)	53,211	407,064
Uni-Pixel, Inc. (a)(d)	12,876	99,660
Universal Display Corp. (a)(d)	48,773	1,694,374
Viasystems Group, Inc. (a)	4,710	50,162
Vishay Intertechnology, Inc.	163,262	2,612,192
Vishay Precision Group, Inc. (a)	9,596	146,819
Wayside Technology Group, Inc.	1,232	19,429
Wireless Telecom Group, Inc. (a)	11,200	27,440
Zebra Technologies Corp. Class A (a)	57,315	4,472,289
		203,507,541
Internet Software & Services - 3.0%
Akamai Technologies, Inc. (a)	208,821	12,616,965
Amber Road, Inc. (a)(d)	6,724	100,860
Angie's List, Inc. (a)(d)	39,732	304,744
AOL, Inc. (a)	89,529	3,869,443
Autobytel, Inc. (a)	9,434	77,264
Bankrate, Inc. (a)(d)	70,274	986,647
Bazaarvoice, Inc. (a)(d)	59,368	433,386
Benefitfocus, Inc. (d)	9,816	324,124
Blucora, Inc. (a)(d)	40,993	638,671
Brightcove, Inc. (a)(d)	25,472	154,870
BroadVision, Inc. (a)	490	4,802
Carbonite, Inc. (a)	9,443	100,662
Care.com, Inc. (d)	8,431	77,312
ChannelAdvisor Corp. (a)(d)	9,463	153,301

	Shares	Value
comScore, Inc. (a)	35,536	$ 1,361,384
Constant Contact, Inc. (a)	30,835	961,127
Conversant, Inc. (a)(d)	68,992	1,900,040
Cornerstone OnDemand, Inc. (a)(d)	56,736	2,124,196
CoStar Group, Inc. (a)	36,660	5,306,535
Crexendo, Inc. (a)	6,585	20,084
Cvent, Inc. (d)	18,057	453,592
Daegis, Inc. (a)	3,645	3,791
DealerTrack Holdings, Inc. (a)(d)	52,765	2,361,761
Demand Media, Inc. (a)	8,535	76,730
Demandware, Inc. (a)(d)	37,767	2,007,316
Dice Holdings, Inc. (a)(d)	50,678	430,256
Digital River, Inc. (a)	35,934	548,712
E2open, Inc. (a)(d)	21,618	326,432
EarthLink Holdings Corp.	136,356	563,150
eBay, Inc. (a)	1,345,572	74,679,246
eGain Communications Corp. (a)(d)	8,558	55,884
Endurance International Group Holdings, Inc. (d)	22,941	308,786
Envestnet, Inc. (a)	31,274	1,438,917
Equinix, Inc. (a)	61,859	13,501,345
Everyday Health, Inc. (d)	6,143	89,442
Facebook, Inc. Class A (a)	1,993,646	149,164,594
Global Eagle Entertainment, Inc. (a)(d)	63,441	800,625
GlowPoint, Inc. (a)	18,770	24,401
Gogo, Inc. (a)(d)	13,710	232,110
Google, Inc.:
Class A (a)	330,953	192,733,789
Class C (a)	326,881	186,845,180
GrubHub, Inc. (d)	21,930	842,989
IAC/InterActiveCorp	87,877	6,115,360
Internap Network Services Corp. (a)	49,823	340,789
IntraLinks Holdings, Inc. (a)	36,458	286,560
Inuvo, Inc. (a)	9,640	13,882
iPass, Inc. (a)	33,662	39,048
j2 Global, Inc.	55,909	2,988,336
Limelight Networks, Inc. (a)	33,081	78,402
LinkedIn Corp. (a)	115,866	26,156,750
Liquidity Services, Inc. (a)	37,923	577,947
LivePerson, Inc. (a)	55,381	714,969
Local Corp. (a)(d)	28,399	45,722
LogMeIn, Inc. (a)(d)	22,955	970,537
Marchex, Inc. Class B	28,685	246,117
Marin Software, Inc. (a)(d)	7,083	59,143
Marketo, Inc. (a)(d)	21,521	630,135
MeetMe, Inc. (a)(d)	18,724	43,065
Millennial Media, Inc. (a)(d)	34,415	81,908
Monster Worldwide, Inc. (a)	97,552	562,875
Move, Inc. (a)	35,516	564,704
NIC, Inc.	78,994	1,480,348
Pandora Media, Inc. (a)(d)	209,033	5,652,252
Perficient, Inc. (a)	34,438	593,022
Q2 Holdings, Inc. (a)	7,196	106,213
QuinStreet, Inc. (a)	17,620	84,400
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rackspace Hosting, Inc. (a)	132,627	$ 4,588,894
RealNetworks, Inc. (a)	28,670	220,759
Rightside Group Ltd. (a)(d)	8,535	102,335
Rocket Fuel, Inc. (d)	8,626	140,518
SciQuest, Inc. (a)(d)	28,158	449,683
Selectica, Inc. (a)	552	3,168
Shutterstock, Inc. (a)(d)	14,554	1,030,423
Spark Networks, Inc. (a)(d)	16,620	87,255
SPS Commerce, Inc. (a)	19,140	1,070,692
Stamps.com, Inc. (a)	18,614	626,547
Support.com, Inc. (a)	117,655	283,549
Synacor, Inc. (a)	20,037	40,475
TechTarget, Inc. (a)	1,217	10,539
Textura Corp. (a)(d)	17,853	514,523
TheStreet.com, Inc.	3,696	8,723
Travelzoo, Inc. (a)	5,383	91,780
Tremor Video, Inc. (a)(d)	9,207	27,529
TrueCar, Inc. (d)	15,879	328,219
Trulia, Inc. (a)(d)	42,135	2,596,780
Twitter, Inc.	86,815	4,319,046
United Online, Inc.	10,283	131,314
Unwired Planet, Inc. (d)	100,320	210,672
VeriSign, Inc. (a)(d)	144,977	8,274,562
Web.com Group, Inc. (a)(d)	64,573	1,223,658
WebMD Health Corp. (a)(d)	44,803	2,166,225
XO Group, Inc. (a)	29,832	349,333
Xoom Corp. (a)	19,461	444,878
Yahoo!, Inc. (a)	1,082,501	41,687,114
Yelp, Inc. (a)(d)	69,278	5,709,893
YuMe, Inc. (d)	6,211	32,794
Zillow, Inc. (a)(d)	26,948	3,865,960
Zix Corp. (a)	43,773	168,526
		788,244,315
IT Services - 3.1%
Accenture PLC Class A	732,453	59,372,640
Acxiom Corp. (a)	91,117	1,689,765
Alliance Data Systems Corp. (a)	62,050	16,420,912
Amdocs Ltd.	195,710	9,217,941
Automatic Data Processing, Inc.	560,035	46,751,722
Blackhawk Network Holdings, Inc. (a)(d)	10,875	299,933
Blackhawk Network Holdings, Inc. (a)	47,004	1,291,200
Booz Allen Hamilton Holding Corp. Class A	80,553	1,786,666
Broadridge Financial Solutions, Inc.	126,853	5,396,327
CACI International, Inc. Class A (a)	20,462	1,475,719
Cardtronics, Inc. (a)	50,512	1,793,176
Cartesian, Inc. (a)	206	849
Cass Information Systems, Inc.	8,032	376,861
Ciber, Inc. (a)	53,912	205,944
Cognizant Technology Solutions Corp. Class A (a)	704,394	32,211,938

	Shares	Value
Computer Sciences Corp.	174,620	$ 10,440,530
Computer Task Group, Inc. (d)	11,646	148,836
Convergys Corp.	123,097	2,363,462
CoreLogic, Inc. (a)	113,020	3,195,075
CSG Systems International, Inc.	47,456	1,315,480
CSP, Inc.	3,696	29,198
Datalink Corp. (a)	21,583	266,334
DST Systems, Inc.	40,007	3,713,050
Edgewater Technology, Inc. (a)	2,875	19,579
EPAM Systems, Inc. (a)	32,476	1,222,721
Euronet Worldwide, Inc. (a)	64,215	3,422,660
EVERTEC, Inc.	73,649	1,696,136
ExlService Holdings, Inc. (a)	29,161	795,220
Fidelity National Information Services, Inc.	329,470	18,697,423
Fiserv, Inc. (a)	303,216	19,548,336
FleetCor Technologies, Inc. (a)	84,060	12,078,581
Forrester Research, Inc.	14,844	576,838
Gartner, Inc. Class A (a)	108,666	8,105,397
Genpact Ltd. (a)	190,854	3,320,860
Global Cash Access Holdings, Inc. (a)	85,750	669,708
Global Payments, Inc.	86,730	6,307,006
Hackett Group, Inc.	12,619	79,121
Heartland Payment Systems, Inc. (d)	51,995	2,483,801
Higher One Holdings, Inc. (a)	26,817	104,050
IBM Corp.	1,101,195	211,759,799
iGATE Corp. (a)	38,740	1,449,651
Information Services Group, Inc. (a)	18,000	76,500
Innodata, Inc. (a)	14,010	43,431
Jack Henry & Associates, Inc.	97,558	5,639,828
Leidos Holdings, Inc.	88,093	3,316,701
Lionbridge Technologies, Inc. (a)	69,212	321,144
ManTech International Corp. Class A	23,021	667,149
MasterCard, Inc. Class A	1,173,111	88,933,545
Mattersight Corp. (a)	4,307	21,018
Maximus, Inc.	80,539	3,318,207
ModusLink Global Solutions, Inc. (a)(d)	31,030	126,913
MoneyGram International, Inc. (a)	66,937	941,134
NCI, Inc. Class A (a)	12,261	112,066
Neustar, Inc. Class A (a)(d)	66,766	1,968,929
Paychex, Inc.	360,083	14,997,457
PFSweb, Inc. (a)	1,815	15,500
Planet Payment, Inc. (a)	40,113	96,672
PRG-Schultz International, Inc. (a)	36,569	227,459
Sabre Corp.	78,083	1,423,453
Sapient Corp. (a)	136,229	1,976,683
Science Applications International Corp.	56,960	2,626,995
ServiceSource International, Inc. (a)(d)	52,332	198,862
StarTek, Inc. (a)	2,150	15,588
Sykes Enterprises, Inc. (a)	37,324	781,565
Syntel, Inc. (a)	20,991	1,875,966
Teletech Holdings, Inc. (a)	19,293	518,017
Teradata Corp. (a)	183,403	8,376,015
The Western Union Co.	621,408	10,855,998
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Total System Services, Inc.	192,803	$ 6,065,582
Unisys Corp. (a)	58,445	1,368,197
Vantiv, Inc. (a)	169,257	5,294,359
VeriFone Systems, Inc. (a)	124,808	4,358,295
Virtusa Corp. (a)	35,863	1,221,135
Visa, Inc. Class A	583,397	123,983,530
WEX, Inc. (a)	45,780	5,202,897
WidePoint Corp. (a)(d)	71,654	116,079
Xerox Corp.	1,318,733	18,211,703
		807,395,017
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Energy Industries, Inc. (a)(d)	37,951	730,557
Advanced Micro Devices, Inc. (a)(d)	718,505	2,996,166
AEHR Test Systems (a)	3,126	7,940
Aetrium, Inc. (a)	206	1,082
Altera Corp.	377,370	13,336,256
Amkor Technology, Inc. (a)	161,169	1,676,158
Amtech Systems, Inc. (a)	12,381	131,734
ANADIGICS, Inc. (a)(d)	109,969	68,896
Analog Devices, Inc.	366,088	18,714,419
Applied Materials, Inc.	1,406,169	32,489,535
Applied Micro Circuits Corp. (a)(d)	98,689	835,896
Ascent Solar Technologies, Inc. (a)	3,308	9,362
Atmel Corp. (a)	480,018	4,252,959
Audience, Inc. (a)(d)	9,607	82,428
Avago Technologies Ltd.	291,463	23,926,198
Axcelis Technologies, Inc. (a)	123,333	249,133
AXT, Inc. (a)	31,515	76,581
Broadcom Corp. Class A	638,547	25,145,981
Brooks Automation, Inc.	71,516	810,991
BTU International, Inc. (a)	4,067	13,990
Cabot Microelectronics Corp. (a)(d)	30,653	1,315,014
Cavium, Inc. (a)(d)	71,032	3,990,578
Ceva, Inc. (a)(d)	20,686	313,600
Cirrus Logic, Inc. (a)(d)	72,356	1,749,568
Cohu, Inc.	20,738	255,077
Cree, Inc. (a)(d)	141,296	6,437,446
CVD Equipment Corp. (a)(d)	24,298	328,023
Cypress Semiconductor Corp. (d)	200,786	2,218,685
Diodes, Inc. (a)	49,290	1,254,431
DSP Group, Inc. (a)	34,788	312,396
Entegris, Inc. (a)	165,433	2,008,357
Entropic Communications, Inc. (a)	130,146	342,284
Exar Corp. (a)	56,777	566,067
Fairchild Semiconductor International, Inc. (a)(d)	143,511	2,518,618
First Solar, Inc. (a)(d)	80,138	5,584,016
FormFactor, Inc. (a)	56,292	396,296
Freescale Semiconductor, Inc. (a)(d)	111,612	2,349,433
GigOptix, Inc. (a)	17,428	22,482
GSI Technology, Inc. (a)	4,890	27,677

	Shares	Value
GT Advanced Technologies, Inc. (a)(d)	153,295	$ 2,730,184
Ikanos Communications, Inc. (a)	35,040	13,158
Inphi Corp. (a)	23,714	356,896
Integrated Device Technology, Inc. (a)	149,111	2,452,876
Integrated Silicon Solution, Inc.	27,085	401,671
Intel Corp.	5,779,395	201,816,473
Intermolecular, Inc. (a)	6,975	15,485
International Rectifier Corp. (a)(d)	83,741	3,299,395
Intersil Corp. Class A	155,240	2,335,586
Intest Corp. (a)	2,175	10,223
IXYS Corp.	38,644	463,342
KLA-Tencor Corp.	196,151	14,989,859
Kopin Corp. (a)	49,853	197,916
Kulicke & Soffa Industries, Inc. (a)	82,587	1,213,203
Lam Research Corp.	188,211	13,534,253
Lattice Semiconductor Corp. (a)	136,230	1,023,087
Linear Technology Corp.	269,546	12,159,220
M/A-COM Technology Solutions, Inc. (a)	15,523	367,585
Marvell Technology Group Ltd.	502,343	6,987,591
Mattson Technology, Inc. (a)	72,551	178,475
Maxim Integrated Products, Inc.	328,016	10,132,414
MaxLinear, Inc. Class A (a)	44,771	415,027
Micrel, Inc.	33,398	418,477
Microchip Technology, Inc.	233,921	11,422,362
Micron Technology, Inc. (a)	1,237,362	40,338,001
Microsemi Corp. (a)	121,045	3,224,639
MKS Instruments, Inc.	68,909	2,338,771
Monolithic Power Systems, Inc.	35,284	1,685,870
MoSys, Inc. (a)(d)	60,423	194,562
Nanometrics, Inc. (a)(d)	28,664	479,262
NeoPhotonics Corp. (a)	16,785	44,984
NVE Corp. (a)	6,043	416,967
NVIDIA Corp.	631,690	12,286,371
Omnivision Technologies, Inc. (a)(d)	72,480	1,964,933
ON Semiconductor Corp. (a)	539,501	5,265,530
PDF Solutions, Inc. (a)	30,469	608,466
Peregrine Semiconductor Corp. (a)	21,553	268,335
Pericom Semiconductor Corp. (a)	17,514	171,287
Photronics, Inc. (a)	74,723	659,804
Pixelworks, Inc. (a)(d)	22,798	151,151
PMC-Sierra, Inc. (a)	199,312	1,470,923
Power Integrations, Inc.	37,256	2,227,164
QuickLogic Corp. (a)(d)	61,486	208,438
Rambus, Inc. (a)(d)	153,264	1,902,006
RF Micro Devices, Inc. (a)(d)	315,164	3,930,095
Rubicon Technology, Inc. (a)(d)	25,049	156,306
Rudolph Technologies, Inc. (a)	29,614	286,367
Semtech Corp. (a)	76,311	1,988,283
Sigma Designs, Inc. (a)	22,818	110,439
Silicon Image, Inc. (a)	84,424	427,185
Silicon Laboratories, Inc. (a)	47,316	2,144,834
Skyworks Solutions, Inc.	219,186	12,419,079
Spansion, Inc. Class A (a)	45,268	1,009,476
STR Holdings, Inc. (a)	37,233	53,243
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
SunEdison, Inc. (a)(d)	278,643	$ 6,138,505
SunPower Corp. (a)(d)	49,218	1,881,112
Synaptics, Inc. (a)(d)	40,669	3,338,925
Teradyne, Inc.	265,875	5,474,366
Tessera Technologies, Inc.	64,088	1,895,082
Texas Instruments, Inc.	1,249,882	60,219,315
TriQuint Semiconductor, Inc. (a)	199,172	4,115,889
Ultra Clean Holdings, Inc. (a)	31,064	299,768
Ultratech, Inc. (a)(d)	31,408	812,211
Veeco Instruments, Inc. (a)(d)	53,983	1,909,379
Vitesse Semiconductor Corp. (a)(d)	75,820	253,239
Xcerra Corp. (a)	48,731	509,239
Xilinx, Inc.	308,585	13,037,716
		642,798,585
Software - 3.6%
A10 Networks, Inc. (a)(d)	15,911	185,522
ACI Worldwide, Inc. (a)(d)	149,880	2,918,164
Activision Blizzard, Inc.	569,922	13,415,964
Actuate Corp. (a)	42,170	187,235
Adobe Systems, Inc. (a)	537,692	38,660,055
Advent Software, Inc.	46,269	1,494,951
American Software, Inc. Class A	10,878	100,078
ANSYS, Inc. (a)	112,596	9,154,055
Aspen Technology, Inc. (a)	119,658	4,916,747
Autodesk, Inc. (a)	268,980	14,428,087
Barracuda Networks, Inc.	9,965	247,630
Blackbaud, Inc.	47,578	1,850,308
Bottomline Technologies, Inc. (a)(d)	44,605	1,256,077
BroadSoft, Inc. (a)	26,590	634,437
BSQUARE Corp. (a)	11,182	42,156
CA Technologies, Inc.	387,234	10,935,488
Cadence Design Systems, Inc. (a)(d)	338,143	5,964,843
Callidus Software, Inc. (a)(d)	32,625	374,535
Citrix Systems, Inc. (a)(d)	209,768	14,738,300
CommVault Systems, Inc. (a)	50,590	2,789,533
Compuware Corp.	283,511	2,650,828
Comverse, Inc. (a)	23,221	573,326
Concur Technologies, Inc. (a)(d)	54,717	5,492,492
Cyan, Inc. (a)(d)	8,834	33,304
Datawatch Corp. (a)(d)	9,730	128,339
Digimarc Corp.	6,216	148,252
Document Security Systems, Inc. (a)(d)	19,824	22,401
Ebix, Inc. (d)	31,393	484,708
Electronic Arts, Inc. (a)	359,966	13,621,113
Ellie Mae, Inc. (a)(d)	31,804	1,138,583
EnerNOC, Inc. (a)(d)	25,460	500,034
Envivio, Inc. (a)	6,801	12,174
EPIQ Systems, Inc.	38,746	563,754
ePlus, Inc. (a)	7,158	418,528
Evolving Systems, Inc.	4,973	46,945
FactSet Research Systems, Inc.	53,360	6,798,064

	Shares	Value
Fair Isaac Corp.	37,437	$ 2,177,710
FalconStor Software, Inc. (a)	37,427	50,901
FireEye, Inc. (d)	33,593	1,046,086
Fortinet, Inc. (a)	146,518	3,781,630
Gigamon, Inc. (a)(d)	13,202	143,638
Glu Mobile, Inc. (a)(d)	98,358	507,527
GSE Systems, Inc. (a)	388	644
Guidance Software, Inc. (a)(d)	13,894	108,790
Guidewire Software, Inc. (a)(d)	70,818	3,225,760
Imperva, Inc. (a)(d)	22,847	665,076
Infoblox, Inc. (a)	50,781	683,004
Informatica Corp. (a)	135,700	4,621,264
Interactive Intelligence Group, Inc. (a)(d)	16,038	686,587
Intuit, Inc.	324,913	27,026,263
Jive Software, Inc. (a)(d)	30,754	214,663
Liquid Holdings Group, Inc. (a)	3,912	6,533
Majesco Entertainment Co. (a)	2,850	4,389
Mandalay Digital Group, Inc. (a)(d)	41,910	228,410
Manhattan Associates, Inc. (a)	82,280	2,376,246
Mentor Graphics Corp.	118,491	2,584,289
MICROS Systems, Inc. (a)	83,538	5,678,078
Microsoft Corp.	8,723,800	396,322,234
MicroStrategy, Inc. Class A (a)	12,438	1,728,011
Mitek Systems, Inc. (a)(d)	15,896	39,263
Model N, Inc. (a)	6,345	58,628
Monotype Imaging Holdings, Inc.	41,411	1,217,069
NetScout Systems, Inc. (a)	39,020	1,797,651
NetSol Technologies, Inc. (a)(d)	10,165	33,951
NetSuite, Inc. (a)(d)	37,824	3,314,895
Nuance Communications, Inc. (a)	295,143	5,020,382
Oracle Corp.	3,999,366	166,093,670
Parametric Technology Corp. (a)	128,240	4,961,606
Park City Group, Inc. (a)	12,676	132,464
Peerless Systems Corp. (a)	172	626
Pegasystems, Inc.	44,128	979,642
Progress Software Corp. (a)	56,172	1,300,944
Proofpoint, Inc. (a)(d)	24,372	971,955
PROS Holdings, Inc. (a)	23,721	607,020
QAD, Inc. Class B	4,298	73,625
Qlik Technologies, Inc. (a)	106,112	2,995,542
Qualys, Inc. (a)(d)	15,390	373,977
Rally Software Development Corp. (a)(d)	9,834	113,484
RealPage, Inc. (a)(d)	66,111	1,065,709
Red Hat, Inc. (a)	217,463	13,247,846
Rosetta Stone, Inc. (a)	8,315	72,756
Rovi Corp. (a)	119,303	2,759,478
salesforce.com, Inc. (a)	650,444	38,434,736
SeaChange International, Inc. (a)	17,668	134,100
ServiceNow, Inc. (a)(d)	128,403	7,849,275
Silver Spring Networks, Inc. (a)(d)	4,334	45,030
Smith Micro Software, Inc. (a)	41,455	41,455
SolarWinds, Inc. (a)	71,945	3,078,527
Solera Holdings, Inc.	82,773	5,045,842
Sonic Foundry, Inc. (a)	155	1,638
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Splunk, Inc. (a)	109,699	$ 5,918,261
SS&C Technologies Holdings, Inc. (a)	79,064	3,578,437
Symantec Corp.	799,099	19,402,124
Synchronoss Technologies, Inc. (a)(d)	41,067	1,813,929
Synopsys, Inc. (a)	184,472	7,544,905
Tableau Software, Inc. (a)	37,987	2,487,769
Take-Two Interactive Software, Inc. (a)(d)	106,405	2,501,582
Tangoe, Inc. (a)(d)	45,871	638,524
TeleCommunication Systems, Inc. Class A (a)	49,377	147,143
TeleNav, Inc. (a)	12,035	82,921
TIBCO Software, Inc. (a)	175,849	3,664,693
TiVo, Inc. (a)	121,206	1,707,793
Tyler Technologies, Inc. (a)	36,178	3,222,013
Ultimate Software Group, Inc. (a)(d)	32,943	4,842,292
Varonis Systems, Inc. (d)	4,007	95,367
Vasco Data Security International, Inc. (a)	30,246	446,733
Verint Systems, Inc. (a)	68,085	3,413,101
VirnetX Holding Corp. (a)(d)	42,196	622,391
VMware, Inc. Class A (a)(d)	97,762	9,637,378
Voltari Corp. (a)(d)	4,240	9,328
Vringo, Inc. (a)(d)	98,619	99,605
Wave Systems Corp. Class A (a)(d)	27,069	34,648
Workday, Inc. Class A (a)(d)	38,916	3,544,080
Zendesk, Inc. (d)	29,196	793,839
Zynga, Inc. (a)	774,475	2,242,105
		951,148,490
Technology Hardware, Storage & Peripherals - 3.8%
3D Systems Corp. (a)(d)	120,845	6,466,416
Apple, Inc.	7,004,388	717,949,746
Astro-Med, Inc.	4,606	61,168
Concurrent Computer Corp.	6,675	50,063
Cray, Inc. (a)(d)	45,237	1,276,136
Crossroads Systems, Inc. (a)(d)	9,071	27,213
Dataram Corp. (a)	556	1,551
Diebold, Inc.	89,599	3,402,074
Dot Hill Systems Corp. (a)	109,713	399,355
Electronics for Imaging, Inc. (a)	55,580	2,447,743
EMC Corp.	2,350,591	69,412,952
Hewlett-Packard Co.	2,180,887	82,873,706
Hutchinson Technology, Inc. (a)	41,790	187,637
Imation Corp. (a)	19,750	66,163
Immersion Corp. (a)	59,681	625,457
Intevac, Inc. (a)(d)	17,689	126,123
Lexmark International, Inc. Class A	71,862	3,633,343
NCR Corp. (a)	203,607	6,955,215
NetApp, Inc.	387,745	16,347,329
Nimble Storage, Inc. (d)	9,111	246,361
Overland Storage, Inc. (a)(d)	1,017	3,519
QLogic Corp. (a)	107,276	970,848
Quantum Corp. (a)(d)	267,446	334,308

	Shares	Value
Qumu Corp. (a)	6,017	$ 78,161
SanDisk Corp.	261,371	25,603,903
Scan-Optics, Inc. (a)	300	0
Seagate Technology LLC	376,195	23,542,283
Silicon Graphics International Corp. (a)(d)	32,579	319,274
Super Micro Computer, Inc. (a)	48,860	1,196,581
Transact Technologies, Inc.	3,411	26,572
U.S.A. Technologies, Inc. (a)(d)	38,549	69,388
Video Display Corp. (a)	2,957	9,610
Western Digital Corp.	240,433	24,767,003
Xplore Technologies Corp. (a)	2,067	10,604
		989,487,805
TOTAL INFORMATION TECHNOLOGY		4,787,757,503
MATERIALS - 3.8%
Chemicals - 2.5%
A. Schulman, Inc.	30,292	1,176,238
Advanced Emissions Solutions, Inc. (a)	28,418	619,228
Air Products & Chemicals, Inc.	242,724	32,333,264
Airgas, Inc.	78,679	8,684,588
Albemarle Corp.	94,402	6,002,079
American Vanguard Corp. (d)	23,997	322,520
Ashland, Inc.	82,040	8,796,329
Axiall Corp.	81,160	3,374,633
Balchem Corp.	36,929	1,899,628
Cabot Corp.	67,007	3,670,643
Calgon Carbon Corp. (a)	83,129	1,765,660
Celanese Corp. Class A	183,332	11,465,583
CF Industries Holdings, Inc.	64,252	16,555,813
Chase Corp.	3,188	113,174
Chemtura Corp. (a)	110,727	2,733,850
Clean Diesel Technologies, Inc. (a)(d)	42,378	92,808
Codexis, Inc. (a)	21,294	54,087
Core Molding Technologies, Inc. (a)	5,919	82,333
Cytec Industries, Inc.	39,374	4,057,097
E.I. du Pont de Nemours & Co.	1,061,012	70,143,503
Eastman Chemical Co.	171,271	14,124,719
Ecolab, Inc.	314,748	36,139,365
Ferro Corp. (a)	111,135	1,498,100
Flotek Industries, Inc. (a)(d)	68,404	1,901,631
FMC Corp.	155,683	10,296,874
FutureFuel Corp.	31,043	432,119
H.B. Fuller Co.	56,146	2,641,108
Hawkins, Inc.	5,329	196,107
Huntsman Corp.	207,088	5,568,596
Innophos Holdings, Inc.	26,761	1,556,152
Innospec, Inc.	50,796	2,142,575
International Flavors & Fragrances, Inc.	91,400	9,285,326
Intrepid Potash, Inc. (a)	76,176	1,167,778
KMG Chemicals, Inc.	10,303	174,636
Koppers Holdings, Inc.	22,254	825,846
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Kraton Performance Polymers, Inc. (a)	33,124	$ 673,411
Kronos Worldwide, Inc.	25,586	404,515
Landec Corp. (a)	25,874	339,726
LSB Industries, Inc. (a)(d)	18,952	759,028
LyondellBasell Industries NV Class A	491,531	56,206,570
Marrone Bio Innovations, Inc. (d)	15,737	90,488
Metabolix, Inc. (a)(d)	41,636	28,312
Minerals Technologies, Inc.	52,154	3,265,883
Monsanto Co.	604,451	69,904,758
NewMarket Corp.	12,456	5,068,222
Olin Corp. (d)	81,888	2,234,724
OM Group, Inc.	32,193	856,334
OMNOVA Solutions, Inc. (a)	52,644	441,683
Penford Corp. (a)	6,469	88,108
Platform Specialty Products Corp. (a)	105,304	2,875,852
PolyOne Corp.	103,882	4,074,252
PPG Industries, Inc.	157,814	32,487,590
Praxair, Inc.	334,076	43,947,698
Quaker Chemical Corp.	14,473	1,128,894
Rayonier Advanced Materials, Inc. (d)	48,704	1,617,460
Rentech, Inc. (a)	218,177	488,716
Rockwood Holdings, Inc.	88,136	7,137,253
RPM International, Inc.	164,614	7,758,258
Senomyx, Inc. (a)(d)	49,192	399,931
Sensient Technologies Corp.	58,886	3,304,093
Sherwin-Williams Co.	96,888	21,132,242
Sigma Aldrich Corp.	138,003	14,352,312
Stepan Co.	25,296	1,221,544
Taminco Corp. (a)	29,142	697,951
The Dow Chemical Co.	1,397,346	74,827,878
The Mosaic Co.	389,604	18,607,487
The Scotts Miracle-Gro Co. Class A	51,798	2,990,299
Trecora Resources (a)	28,770	378,038
Tredegar Corp.	24,439	508,576
Tronox Ltd. Class A	73,931	2,244,545
Valhi, Inc.	16,022	126,253
Valspar Corp.	93,904	7,583,687
W.R. Grace & Co. (a)	88,375	8,751,776
Westlake Chemical Corp.	47,548	4,618,337
Zep, Inc.	26,320	417,962
		665,934,636
Construction Materials - 0.1%
Eagle Materials, Inc.	69,831	7,116,477
Headwaters, Inc. (a)	105,333	1,368,276
Martin Marietta Materials, Inc.	73,276	9,596,225
U.S. Concrete, Inc. (a)(d)	16,515	419,316
Vulcan Materials Co.	141,037	8,938,925
		27,439,219
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	6,511	275,741

	Shares	Value
Aptargroup, Inc.	80,686	$ 5,176,007
Avery Dennison Corp.	106,008	5,102,165
Ball Corp.	162,242	10,399,712
Bemis Co., Inc.	120,781	4,920,618
Berry Plastics Group, Inc. (a)	136,284	3,285,807
Crown Holdings, Inc. (a)	150,108	7,245,713
Graphic Packaging Holding Co. (a)	377,519	4,828,468
Greif, Inc. Class A	37,275	1,785,100
MeadWestvaco Corp.	211,721	9,104,003
Myers Industries, Inc.	25,717	506,882
Owens-Illinois, Inc. (a)	185,599	5,714,593
Packaging Corp. of America	107,166	7,286,216
Rock-Tenn Co. Class A	161,060	7,917,710
Sealed Air Corp.	219,080	7,908,788
Silgan Holdings, Inc.	56,230	2,831,181
Sonoco Products Co.	108,130	4,450,631
UFP Technologies, Inc. (a)	2,454	57,252
		88,796,587
Metals & Mining - 0.7%
A.M. Castle & Co. (a)(d)	36,860	361,228
AK Steel Holding Corp. (a)(d)	147,513	1,610,842
Alcoa, Inc.	1,342,583	22,300,304
Allegheny Technologies, Inc.	125,307	5,284,196
Allied Nevada Gold Corp. (a)(d)	93,899	358,694
Ampco-Pittsburgh Corp.	10,414	221,193
Carpenter Technology Corp.	60,383	3,304,762
Century Aluminum Co. (a)	60,542	1,512,339
Cliffs Natural Resources, Inc. (d)	173,039	2,607,698
Coeur d'Alene Mines Corp. (a)	146,764	1,162,371
Commercial Metals Co.	130,792	2,260,086
Compass Minerals International, Inc.	41,066	3,657,749
Comstock Mining, Inc. (a)	56,723	85,652
Freeport-McMoRan Copper & Gold, Inc.	1,199,519	43,626,506
Friedman Industries	2,001	16,468
General Moly, Inc. (a)(d)	60,513	56,882
Globe Specialty Metals, Inc.	84,020	1,725,771
Gold Resource Corp.	44,371	275,100
Golden Minerals Co. (a)(d)	71,014	78,826
Handy & Harman Ltd. (a)	5,646	147,869
Haynes International, Inc.	14,826	735,073
Hecla Mining Co. (d)	425,055	1,389,930
Horsehead Holding Corp. (a)(d)	61,719	1,246,107
Kaiser Aluminum Corp.	23,771	1,914,754
Materion Corp.	22,336	728,824
McEwen Mining, Inc. (a)(d)	267,762	741,701
Mines Management, Inc. (a)(d)	24,109	17,600
Molycorp, Inc. (a)(d)	202,465	362,412
Newmont Mining Corp.	573,311	15,530,995
Noranda Aluminium Holding Corp.	73,305	298,351
Nucor Corp.	365,194	19,837,338
Olympic Steel, Inc.	12,703	305,380
Paramount Gold & Silver Corp. (a)(d)	159,171	165,538
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	95,402	$ 6,670,508
Royal Gold, Inc.	79,101	6,150,103
RTI International Metals, Inc. (a)	38,097	1,105,194
Schnitzer Steel Industries, Inc. Class A	32,409	897,405
Silver Bull Resources, Inc. (a)(d)	60,971	15,731
Solitario Exploration & Royalty Corp. (a)	18,115	27,173
Steel Dynamics, Inc.	277,791	6,455,863
Stillwater Mining Co. (a)(d)	138,076	2,562,691
SunCoke Energy, Inc. (a)	82,551	1,982,050
Synalloy Corp.	8,615	153,778
Timberline Resources Corp. (a)	18,994	1,709
TimkenSteel Corp. (a)	42,343	2,023,149
U.S. Antimony Corp. (a)	24,962	38,691
U.S. Silica Holdings, Inc.	63,033	4,526,400
United States Steel Corp. (d)	162,680	6,287,582
Universal Stainless & Alloy Products, Inc. (a)(d)	6,659	213,288
Walter Energy, Inc. (d)	65,194	364,434
Worthington Industries, Inc.	60,686	2,454,142
		175,858,430
Paper & Forest Products - 0.2%
Boise Cascade Co. (a)	37,823	1,136,959
Clearwater Paper Corp. (a)	22,216	1,537,347
Deltic Timber Corp.	13,533	896,426
Domtar Corp.	72,810	2,715,085
International Paper Co.	499,195	24,185,998
Kapstone Paper & Packaging Corp. (a)	106,018	3,258,993
Louisiana-Pacific Corp. (a)(d)	160,954	2,296,814
Mercer International, Inc. (SBI) (a)	36,357	365,024
Neenah Paper, Inc.	17,276	944,479
P.H. Glatfelter Co.	45,036	1,122,747
Resolute Forest Products (a)(d)	124,589	2,141,685
Schweitzer-Mauduit International, Inc.	39,736	1,702,290
Verso Paper Corp. (a)(d)	23,529	76,469
Wausau-Mosinee Paper Corp.	73,993	674,816
		43,055,132
TOTAL MATERIALS		1,001,084,004
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.0%
8x8, Inc. (a)(d)	89,195	693,045
Alaska Communication Systems Group, Inc. (a)	135,810	239,026
AT&T, Inc.	5,998,489	209,707,175
Atlantic Tele-Network, Inc.	16,949	993,889
CenturyLink, Inc.	676,308	27,721,865
Cincinnati Bell, Inc. (a)	238,118	873,893
Cogent Communications Group, Inc.	64,769	2,244,894

	Shares	Value
Consolidated Communications Holdings, Inc. (d)	59,983	$ 1,462,386
Elephant Talk Communication, Inc. (a)	63,184	60,657
Enventis Corp.	2,523	44,884
FairPoint Communications, Inc. (a)(d)	43,838	708,422
Frontier Communications Corp. (d)	1,171,656	7,967,261
General Communications, Inc. Class A (a)	33,964	381,755
Globalstar, Inc. (a)(d)	350,014	1,393,056
Hawaiian Telcom Holdco, Inc. (a)(d)	11,736	322,740
IDT Corp. Class B	44,765	703,258
inContact, Inc. (a)(d)	42,838	392,396
Inteliquent, Inc.	28,172	343,698
Intelsat SA (a)(d)	20,815	365,095
Iridium Communications, Inc. (a)(d)	122,967	1,155,890
Level 3 Communications, Inc. (a)	197,354	8,873,036
Lumos Networks Corp.	15,837	231,695
ORBCOMM, Inc. (a)(d)	36,232	225,725
Premiere Global Services, Inc. (a)	64,433	848,583
Straight Path Communications, Inc. Class B (a)	22,382	213,748
Towerstream Corp. (a)(d)	39,383	68,920
TW Telecom, Inc. (a)	182,316	7,481,337
Verizon Communications, Inc.	4,797,553	239,014,090
Vonage Holdings Corp. (a)	198,077	683,366
Windstream Holdings, Inc. (d)	719,900	8,134,870
		523,550,655
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	15,589	108,499
Leap Wireless International, Inc. rights	51,525	129,843
NII Holdings, Inc. (a)	160,624	22,086
NTELOS Holdings Corp. (d)	10,948	144,404
RingCentral, Inc. (d)	5,211	69,984
SBA Communications Corp. Class A (a)	144,863	15,976,940
Shenandoah Telecommunications Co. (d)	22,919	633,023
Spok Holdings, Inc.	43,148	638,590
Sprint Corp. (a)(d)	1,006,054	5,643,963
T-Mobile U.S., Inc. (a)	293,811	8,837,835
Telephone & Data Systems, Inc.	127,836	3,367,200
U.S. Cellular Corp. (a)(d)	27,310	1,030,133
		36,602,500
TOTAL TELECOMMUNICATION SERVICES		560,153,155
UTILITIES - 3.0%
Electric Utilities - 1.6%
Allete, Inc.	47,344	2,304,232
American Electric Power Co., Inc.	562,525	30,207,593
Cleco Corp.	77,341	4,363,579
Duke Energy Corp.	818,074	60,529,295
Edison International	374,884	22,170,640
El Paso Electric Co.	52,601	2,069,323
Empire District Electric Co.	52,048	1,345,441
Entergy Corp.	202,407	15,668,326
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Exelon Corp.	993,384	$ 33,198,893
FirstEnergy Corp.	479,044	16,402,467
Genie Energy Ltd. Class B (a)	11,430	95,555
Great Plains Energy, Inc.	172,510	4,428,332
Hawaiian Electric Industries, Inc. (d)	141,071	3,581,793
IDACORP, Inc.	64,805	3,675,740
ITC Holdings Corp.	194,232	7,254,565
MGE Energy, Inc.	49,873	2,006,391
NextEra Energy, Inc.	500,398	49,264,183
Northeast Utilities	387,317	17,773,977
NRG Yield, Inc. Class A	38,525	2,095,375
OGE Energy Corp.	236,316	8,866,576
Otter Tail Corp.	43,707	1,245,212
Pepco Holdings, Inc.	313,266	8,633,611
Pinnacle West Capital Corp.	177,139	10,088,066
PNM Resources, Inc.	88,029	2,307,240
Portland General Electric Co.	105,772	3,645,961
PPL Corp.	772,283	26,744,160
Southern Co.	1,014,075	45,024,930
UIL Holdings Corp.	67,226	2,504,169
Unitil Corp.	19,695	641,860
Westar Energy, Inc.	158,635	5,858,391
Xcel Energy, Inc.	559,120	17,919,796
		411,915,672
Gas Utilities - 0.2%
AGL Resources, Inc.	144,950	7,727,285
Atmos Energy Corp.	111,091	5,616,761
Chesapeake Utilities Corp.	10,363	714,736
Delta Natural Gas Co., Inc.	3,078	61,899
Gas Natural, Inc.	8,386	94,594
Laclede Group, Inc.	48,203	2,383,638
National Fuel Gas Co.	95,902	7,330,749
New Jersey Resources Corp.	51,240	2,676,265
Northwest Natural Gas Co.	34,699	1,577,417
ONE Gas, Inc.	57,154	2,139,274
Piedmont Natural Gas Co., Inc. (d)	100,435	3,756,269
Questar Corp.	223,693	5,259,022
South Jersey Industries, Inc.	34,725	2,012,314
Southwest Gas Corp.	59,138	3,087,595
UGI Corp.	117,609	6,230,925
WGL Holdings, Inc.	56,924	2,475,625
		53,144,368
Independent Power and Renewable Electricity Producers - 0.0%
Ormat Technologies, Inc.	29,840	821,495
Pattern Energy Group, Inc.	42,287	1,363,121
U.S. Geothermal, Inc. (a)	163,207	97,271
		2,281,887

	Shares	Value
Independent Power Producers & Energy Traders - 0.1%
American DG Energy, Inc. (a)	24,722	$ 30,655
Black Hills Corp.	46,600	2,503,818
Calpine Corp. (a)	397,038	9,437,593
Dynegy, Inc. (a)	119,122	3,892,907
NRG Energy, Inc.	368,901	11,354,773
The AES Corp.	753,024	11,430,904
		38,650,650
Multi-Utilities - 1.0%
Alliant Energy Corp.	146,690	8,579,898
Ameren Corp.	278,737	11,146,693
Avista Corp. (d)	75,556	2,452,548
CenterPoint Energy, Inc.	475,745	11,817,506
CMS Energy Corp.	322,535	9,850,219
Consolidated Edison, Inc.	332,313	19,237,600
Dominion Resources, Inc.	672,273	47,207,010
DTE Energy Co.	198,361	15,521,748
Integrys Energy Group, Inc.	96,715	6,565,981
MDU Resources Group, Inc.	236,188	7,395,046
NiSource, Inc.	355,105	14,087,015
NorthWestern Energy Corp.	51,587	2,490,620
PG&E Corp.	530,746	24,669,074
Public Service Enterprise Group, Inc.	586,068	21,913,083
SCANA Corp.	162,365	8,433,238
Sempra Energy	255,256	27,049,478
TECO Energy, Inc.	270,488	4,895,833
Vectren Corp.	101,909	4,201,708
Wisconsin Energy Corp.	238,507	10,811,522
		258,325,820
Water Utilities - 0.1%
American States Water Co.	52,884	1,708,153
American Water Works Co., Inc.	245,033	12,401,120
Aqua America, Inc.	225,525	5,640,380
Artesian Resources Corp. Class A	8,755	185,694
Cadiz, Inc. (a)(d)	5,759	76,134
California Water Service Group	51,749	1,260,606
Connecticut Water Service, Inc.	5,010	165,080
Middlesex Water Co.	7,054	144,819
Pure Cycle Corp. (a)(d)	17,116	111,596
SJW Corp.	12,324	336,938
York Water Co.	5,248	105,905
		22,136,425
TOTAL UTILITIES		786,454,822
TOTAL COMMON STOCKS (Cost $17,032,572,644)		25,758,297,145
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 12/11/14 to 3/5/15 (e) (Cost $16,996,467)	$ 17,000,000	$ 16,997,739
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	286,533,693	286,533,693
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,156,532,759	1,156,532,759
TOTAL MONEY MARKET FUNDS (Cost $1,443,066,452)		1,443,066,452
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $18,492,635,563)		27,218,361,336
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(1,183,320,792)
NET ASSETS - 100%		$ 26,035,040,544
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,114 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2014	$ 111,477,980	$ 3,918,580
116 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2014	16,670,360	579,807
235 CME S&P 500 Index Contracts (United States)	Sept. 2014	117,582,250	4,584,799
286 ICE Russell 2000 Index Contracts (United States)	Sept. 2014	33,559,240	1,014,650
TOTAL EQUITY INDEX CONTRACTS		$ 279,289,830	$ 10,097,836

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,997,739.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 143,106
Fidelity Securities Lending Cash Central Fund	4,708,183
Total	$ 4,851,289
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,248,975,816	$ 3,248,975,816	$ -	$ -
Consumer Staples	2,089,138,030	2,089,138,030	-	-
Energy	2,491,749,908	2,491,749,551	-	357
Financials	4,456,980,261	4,456,976,888	-	3,373
Health Care	3,432,693,810	3,432,693,810	-	-
Industrials	2,903,309,836	2,903,309,836	-	-
Information Technology	4,787,757,503	4,787,749,041	-	8,462
Materials	1,001,084,004	1,001,084,004	-	-
Telecommunication Services	560,153,155	560,023,312	-	129,843
Utilities	786,454,822	786,454,822	-	-
U.S. Government and Government Agency Obligations	16,997,739	-	16,997,739	-
Money Market Funds	1,443,066,452	1,443,066,452	-	-
Total Investments in Securities:	$ 27,218,361,336	$ 27,201,221,562	$ 16,997,739	$ 142,035
Derivative Instruments:
Assets
Futures Contracts	$ 10,097,836	$ 10,097,836	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 10,097,836	$ -
Total Value of Derivatives	$ 10,097,836	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,134,775,533) - See accompanying schedule: Unaffiliated issuers (cost $17,049,569,111)	$ 25,775,294,884
Fidelity Central Funds (cost $1,443,066,452)	1,443,066,452
Total Investments (cost $18,492,635,563)		$ 27,218,361,336
Segregated cash with brokers for derivative instruments		467,000
Cash		65,094
Receivable for investments sold		12,026,138
Receivable for fund shares sold		15,805,842
Dividends receivable		47,531,960
Distributions receivable from Fidelity Central Funds		838,421
Receivable for daily variation margin for derivative instruments		984,570
Receivable from investment adviser for expense reductions		326,232
Other receivables		313,327
Total assets		27,296,719,920

Liabilities
Payable for investments purchased	$ 2,032,300
Payable for fund shares redeemed	101,451,256
Accrued management fee	743,352
Other affiliated payables	616,821
Other payables and accrued expenses	302,888
Collateral on securities loaned, at value	1,156,532,759
Total liabilities		1,261,679,376

Net Assets		$ 26,035,040,544
Net Assets consist of:
Paid in capital		$ 17,297,838,431
Undistributed net investment income		224,039,769
Accumulated undistributed net realized gain (loss) on investments		(222,661,265)
Net unrealized appreciation (depreciation) on investments		8,735,823,609
Net Assets		$ 26,035,040,544

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($1,788,589,678 ÷ 30,355,979 shares)	$ 58.92

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($16,603,718,166 ÷ 281,748,452 shares)	$ 58.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,435,910,163 ÷ 24,368,297 shares)	$ 58.93

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($665,535,376 ÷ 11,295,102 shares)	$ 58.92

Class F: Net Asset Value, offering price and redemption price per share ($5,541,287,161 ÷ 94,018,514 shares)	$ 58.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends		$ 227,161,741
Interest		5,152
Income from Fidelity Central Funds		4,851,289
Total income		232,018,182

Expenses
Management fee	$ 5,144,761
Transfer agent fees	2,973,366
Independent trustees' compensation	51,501
Miscellaneous	20,214
Total expenses before reductions	8,189,842
Expense reductions	(1,299,928)	6,889,914
Net investment income (loss)		225,128,268
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,016,587
Futures contracts	26,986,240
Total net realized gain (loss)		65,002,827
Change in net unrealized appreciation (depreciation) on: Investment securities	1,557,437,597
Futures contracts	(3,827,655)
Total change in net unrealized appreciation (depreciation)		1,553,609,942
Net gain (loss)		1,618,612,769
Net increase (decrease) in net assets resulting from operations		$ 1,843,741,037

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 225,128,268	$ 367,553,418
Net realized gain (loss)	65,002,827	94,663,450
Change in net unrealized appreciation (depreciation)	1,553,609,942	4,093,768,020
Net increase (decrease) in net assets resulting from operations	1,843,741,037	4,555,984,888
Distributions to shareholders from net investment income	(65,292,354)	(333,228,634)
Share transactions - net increase (decrease)	534,958,730	3,674,586,365
Redemption fees	172,710	409,245
Total increase (decrease) in net assets	2,313,580,123	7,897,751,864

Net Assets
Beginning of period	23,721,460,421	15,823,708,557
End of period (including undistributed net investment income of $224,039,769 and undistributed net investment income of $64,203,855, respectively)	$ 26,035,040,544	$ 23,721,460,421

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.91	$ 44.05	$ 39.55	$ 38.56	$ 31.54	$ 20.60
Income from Investment Operations
Net investment income (loss) D	.50	.92	.87	.68	.61	.56
Net realized and unrealized gain (loss)	3.65	10.74	4.40	.96	7.03	10.96
Total from investment operations	4.15	11.66	5.27	1.64	7.64	11.52
Distributions from net investment income	(.14)	(.80)	(.77)	(.65)	(.60)	(.57)
Distributions from net realized gain	-	-	-	-	(.02)	(.02)
Total distributions	(.14)	(.80)	(.77)	(.65)	(.62)	(.58) J
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 58.92	$ 54.91	$ 44.05	$ 39.55	$ 38.56	$ 31.54
Total ReturnB, C	7.59%	26.62%	13.50%	4.46%	24.39%	56.10%
Ratios to Average Net Assets E,G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.77%A	1.85%	2.15%	1.84%	1.80%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,788,590	$ 1,694,212	$ 1,305,435	$ 3,379,770	$ 6,289,666	$ 5,357,908
Portfolio turnover rateF	1%A	2%	3%	17%	4%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.91	$ 44.06	$ 39.56	$ 38.56	$ 31.54	$ 20.61
Income from Investment Operations
Net investment income (loss) D	.51	.94	.89	.69	.62	.57
Net realized and unrealized gain (loss)	3.66	10.73	4.39	.97	7.03	10.95
Total from investment operations	4.17	11.67	5.28	1.66	7.65	11.52
Distributions from net investment income	(.15)	(.82)	(.78)	(.66)	(.61)	(.57)
Distributions from net realized gain	-	-	-	-	(.02)	(.02)
Total distributions	(.15)	(.82)	(.78)	(.66)	(.63)	(.59) J
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 58.93	$ 54.91	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Total ReturnB, C	7.62%	26.65%	13.53%	4.51%	24.43%	56.07%
Ratios to Average Net Assets E,G
Expenses before reductions	.07%A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.06%A	.06%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.06%A	.06%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.82%A	1.89%	2.18%	1.87%	1.83%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,603,718	$ 14,943,835	$ 10,262,592	$ 6,536,903	$ 5,078,759	$ 3,752,204
Portfolio turnover rateF	1%A	2%	3%	17%	4%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012G,I
Selected Per-Share Data
Net asset value, beginning of period	$ 54.91	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.51	.94	.89	.36
Net realized and unrealized gain (loss)	3.66	10.75	4.40	5.26
Total from investment operations	4.17	11.69	5.29	5.62
Distributions from net investment income	(.15)	(.83)	(.79)	(.56)
Redemption fees added to paid in capital D,J	-	-	-	-
Net asset value, end of period	$ 58.93	$ 54.91	$ 44.05	$ 39.55
Total ReturnB, C	7.62%	26.69%	13.55%	16.49%
Ratios to Average Net Assets E,H
Expenses before reductions	.07%A	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.05%A	.05%	.06%	.06%A
Expenses net of all reductions	.05%A	.05%	.06%	.06%A
Net investment income (loss)	1.83%A	1.90%	2.19%	2.03%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,435,910	$ 1,254,047	$ 876,155	$ 693,534
Portfolio turnover rate F	1%A	2%	3%	17%K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Amount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 G,I
Selected Per-Share Data
Net asset value, beginning of period	$ 54.90	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss) D	.52	.95	.90	.36
Net realized and unrealized gain (loss)	3.65	10.73	4.39	5.26
Total from investment operations	4.17	11.68	5.29	5.62
Distributions from net investment income	(.15)	(.83)	(.79)	(.56)
Redemption fees added to paid in capital D,J	-	-	-	-
Net asset value, end of period	$ 58.92	$ 54.90	$ 44.05	$ 39.55
Total ReturnB, C	7.63%	26.67%	13.57%	16.50%
Ratios to Average Net Assets E,H
Expenses before reductions	.06%A	.06%	.06%	.06%A
Expenses net of fee waivers, if any	.04%A,M	.05%L	.05%L	.05%A,L
Expenses net of all reductions	.04%A,M	.05%L	.05%L	.05%A,L
Net investment income (loss)	1.83%A	1.90%	2.20%	2.02%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 665,535	$ 740,877	$ 546,329	$ 189,758
Portfolio turnover rate F	1%A	2%	3%	17% K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Amount not annualized. L Amount represents .045%. M Amount represents .042%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 54.92	$ 44.06	$ 39.56	$ 38.56	$ 31.54	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.52	.95	.90	.69	.63	.26
Net realized and unrealized gain (loss)	3.65	10.74	4.39	.97	7.02	1.67
Total from investment operations	4.17	11.69	5.29	1.66	7.65	1.93
Distributions from net investment income	(.15)	(.83)	(.79)	(.66)	(.61)	(.47)
Distributions from net realized gain	-	-	-	-	(.02)	(.02)
Total distributions	(.15)	(.83)	(.79)	(.66)	(.63)	(.49) K
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 58.94	$ 54.92	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Total ReturnB, C	7.62%	26.69%	13.55%	4.51%	24.43%	6.42%
Ratios to Average Net Assets E,H
Expenses before reductions	.04%A,M	.05%L	.05%L	.06%	.07%	.07%A
Expenses net of fee waivers, if any	.04%A,M	.05%L	.05%L	.06%	.07%	.07%A
Expenses net of all reductions	.04%A,M	.05%L	.05%L	.06%	.07%	.07%A
Net investment income (loss)	1.83%A	1.90%	2.20%	1.89%	1.83%	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,541,287	$ 5,088,489	$ 2,833,198	$ 1,494,616	$ 745,283	$ 70,077
Portfolio turnover rateF	1%A	2%	3%	17%	4%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 24, 2009 (commencement of sale of shares) to Febraury 28, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share. L Amount represents ..045%. M Amount represents .042%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Spartan® Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,573,628,735
Gross unrealized depreciation	(910,397,555)
Net unrealized appreciation (depreciation) on securities	$ 8,663,231,180

Tax cost	$ 18,555,130,156

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (6,920,192)
2019	(200,286,243)
Total with expiration	$ (207,206,435)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $26,986,240 and a change in net unrealized appreciation (depreciation) of $(3,827,655) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $953,002,206 and $144,272,151, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective July 1, 2014, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .045% to .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the period, the total annual management fee rate was .042% of average net assets.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and ..015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2014, under the expense contract, Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .065%, .035%, .035%, and .015% of average net assets, respectively. Prior to July 1, 2014 Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class paid all or a portion of the transfer agent fees at an annual rate of .055%, .025%, .025% and .015% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Investor Class	$ 504,689.058
Fidelity Advantage Class	2,219,537.028
Institutional Class	192,842.028
Fidelity Advantage Institutional Class	56,298.015
	$ 2,973,366

* Annualized

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $20,214 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,708,183.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Fidelity Advantage Class	.06%/.05%*	$1,077,203
Institutional Class	.05%/.04%*	161,728
Fidelity Advantage Institutional Class	.045%/.035%*	57,713
Class F	.035%*	1,414

* Expense limitation effective July 1, 2014.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,557.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management expenses by $313.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014
From net investment income
Investor Class	$ 4,353,510	$ 24,178,210
Fidelity Advantage Class	41,045,881	212,433,599
Institutional Class	3,650,662	16,995,240
Fidelity Advantage Institutional Class	2,035,841	11,661,673
Class F	14,206,460	67,959,912
Total	$ 65,292,354	$ 333,228,634

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014	Six months ended August 31, 2014	Year ended February 28, 2014
Investor Class
Shares sold	4,894,491	13,726,971	$ 274,580,039	$ 685,400,376
Reinvestment of distributions	80,295	466,133	4,273,309	23,728,673
Shares redeemed	(5,474,265)	(12,971,415)	(308,735,033)	(649,468,987)
Net increase (decrease)	(499,479)	1,221,689	$ (29,881,685)	$ 59,660,062
Fidelity Advantage Class
Shares sold	28,222,600	72,166,611	$ 1,585,159,298	$ 3,601,364,439
Reinvestment of distributions	695,450	3,745,162	37,011,900	190,913,094
Shares redeemed	(19,311,412)	(36,714,608)	(1,085,276,769)	(1,840,823,512)
Net increase (decrease)	9,606,638	39,197,165	$ 536,894,429	$ 1,951,454,021
Institutional Class
Shares sold	3,502,804	7,454,458	$ 196,236,758	$ 381,027,979
Reinvestment of distributions	68,596	333,909	3,650,662	16,995,240
Shares redeemed	(2,043,191)	(4,837,839)	(114,786,078)	(242,799,293)
Net increase (decrease)	1,528,209	2,950,528	$ 85,101,342	$ 155,223,926
Fidelity Advantage Institutional Class
Shares sold	737,905	4,684,496	$ 41,558,556	$ 230,291,144
Reinvestment of distributions	38,261	228,738	2,035,841	11,661,673
Shares redeemed	(2,975,553)	(3,821,617)	(171,075,035)	(196,468,546)
Net increase (decrease)	(2,199,387)	1,091,617	$ (127,480,638)	$ 45,484,271
Class F
Shares sold	7,673,930	37,948,097	$ 431,593,382	$ 1,934,234,147
Reinvestment of distributions	266,888	1,330,096	14,206,460	67,959,912
Shares redeemed	(6,580,113)	(10,922,888)	(375,474,560)	(539,429,974)
Net increase (decrease)	1,360,705	28,355,305	$ 70,325,282	$ 1,462,764,085

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 21% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following:  general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group comparison is not shown below.

Spartan Total Market Index Fund

Semiannual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Spartan Total Market Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.07% to 0.045%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

The Board also considered that, in June 2014, after the periods shown in the chart above, it had approved an amended and restated management contract for the fund (effective July 1, 2014) that lowered the fund's management fee from 0.045% to 0.0357%. The Board also considered that it had approved an amended and restated sub-advisory contract for the fund with Geode Capital Management, LLC (Geode) that lowered the sub-advisory fees that FMR pays to Geode.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.05%; Fidelity Advantage Institutional Class: 0.035%; Institutional Class: 0.04%; Investor Class: 0.10%; and Class F: 0.035%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.06%, 0.045%, and 0.05% through April 30, 2015.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

STI-F-SANN-1014
1.899051.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2014